Venture® Variable Annuity Prospectus
Previously Issued Contracts

April 27, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may no longer receive paper copies of the shareholder reports for the Portfolios offered through your John Hancock variable annuity contract unless you specifically request paper copies from John Hancock. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time reports are posted and be provided with a website link to access those reports. If you have already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action.
Alternatively, you may request to receive reports in paper, free of charge, at any time, by calling John Hancock at 800-344-1029. Your election to receive reports in paper will apply to all Portfolios offered within your variable annuity contract.

Venture® Variable Annuity Prospectus
Previously Issued Contracts

April 27, 2020
This Prospectus describes interests in VENTURE® flexible Purchase Payment deferred combination Fixed and Variable Annuity contracts (singly, a “Contract” and collectively, the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) in all jurisdictions except New York, or by John Hancock Life Insurance Company of New York (“John Hancock New York”) in New York. Unless otherwise specified, “we,” “us,” “our,” or a “Company” refers to the applicable issuing company of a Contract. You, the Contract Owner, should refer to the first page of your Venture® Variable Annuity Contract for the name of your issuing Company. Effective October 7, 2011, the Contracts are no longer offered for sale.
Variable Investment Options. You may allocate Contract Values or Additional Purchase Payments (to the extent permitted under your Contract) to Variable Investment Options. If you do, we will measure your Contract Value (other than amounts allocated to a Fixed Investment Option) and Variable Annuity payments according to the investment performance of applicable Subaccounts of John Hancock Life Insurance Company (U.S.A.) Separate Account H or, in the case of John Hancock New York, applicable Subaccounts of John Hancock Life Insurance Company of New York Separate Account A (singly, a “Separate Account” and collectively, the “Separate Accounts”). Each Subaccount invests in one of the following Portfolios that corresponds to one of the Variable Investment Options that we make available on the date of this Prospectus.
JOHN HANCOCK VARIABLE INSURANCE TRUST
500 Index Trust1
Active Bond Trust2
American Asset Allocation Trust2
American Global Growth Trust2
American Growth Trust2
American Growth-Income Trust2
American International Trust2
Blue Chip Growth Trust2
Capital Appreciation Trust2
Capital Appreciation Value Trust2
Core Bond Trust2
Disciplined Value International Trust2,3
Emerging Markets Value Trust2
Equity Income Trust1,4
Financial Industries Trust2
Fundamental All Cap Core Trust2
Fundamental Large Cap Value Trust2
Global Trust2
Health Sciences Trust2
High Yield Trust2
JOHN HANCOCK VARIABLE INSURANCE TRUST
International Equity Index Trust2,5
International Small Company Trust2
Investment Quality Bond Trust
Lifestyle Aggressive Portfolio2
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio
Managed Volatility Aggressive Portfolio2
Managed Volatility Balanced Portfolio
Managed Volatility Conservative Portfolio
Managed Volatility Growth Portfolio
Managed Volatility Moderate Portfolio
Mid Cap Index Trust2
Mid Cap Stock Trust2
Mid Value Trust2
Money Market Trust6
Opportunistic Fixed Income Trust2,7
Real Estate Securities Trust2
Science & Technology Trust2
Select Bond Trust
JOHN HANCOCK VARIABLE INSURANCE TRUST
Short Term Government Income Trust2
Small Cap Index Trust
Small Cap Opportunities Trust2
Small Cap Stock Trust
Small Cap Value Trust2
Small Company Value Trust2
Strategic Income Opportunities Trust2
Total Bond Market Trust
Total Stock Market Index Trust2
Ultra Short Term Bond Trust
BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock Advantage U.S. Total Market V.I. Fund6,8
BlackRock Basic Value V.I. Fund6,8
BlackRock Global Allocation V.I. Fund6,8
PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT All Asset Portfolio2,6
[1]	Not available with Contracts issued on or after November 23, 2009.
[2]	Not available with Contracts issued on or after November 23, 2009, or with Ven 1 Contracts (sold from June 1985 until June 1987).
[3]	Formerly International Value Trust.
[4]	Successor to Utilities Trust.
[5]	Successor to International Growth Stock Trust.
[6]	Subject to restrictions (see “V. Description of the Contract – Accumulation Period – Purchase Payments”).
[7]	Formerly Global Bond Trust.
[8]	Not available with John Hancock USA Contracts issued on or after January 28, 2002 or with any John Hancock New York Contract.
Contracts are not deposits or obligations of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Please read this Prospectus carefully and keep it for future reference. It contains information about the Separate Accounts and Variable Investment Options that you should know before investing. The Contracts have not been approved or disapproved by the Securities and Exchange Commission (“SEC”). Neither the SEC nor any state has determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)		JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
John Hancock Annuities Service Center		John Hancock Annuities Service Center
Mailing Address	Overnight Mail Address	Mailing Address	Overnight Mail Address
P.O. Box 55444 Boston, MA 02205-5444 www.jhannuities.com	30 Dan Road – Suite 55444 Canton, MA 02021-2809 (800) 344-1029	P.O. Box 55445 Boston, MA 02205-5445 www.jhannuities.com	30 Dan Road – Suite 55444 Canton, MA 02021-2809 (800) 344-1029
0420:70385	Venture ®

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Page No.
Monthly Income Factors Available for Guaranteed Retirement Income Program I, Guaranteed Retirement Income Program II and Guaranteed Retirement Income Program III	3
Guaranteed Retirement Income Program Fee	3
Termination of Guaranteed Retirement Income Program	4
Qualified Plans	4
John Hancock New York	4
Availability of Guaranteed Retirement Income Program	4
Income Base	5
Guaranteed Retirement Income Program Fee	6
Termination of Guaranteed Retirement Income Program	6
Qualified Plans	6
Appendix U: Tables of Accumulation Unit Values	U-1
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I.  Glossary
The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.
1940 Act: The Investment Company Act of 1940, as amended.
Accumulation Period: The period between the issue date of the Contract and the Annuity Commencement Date.
Additional Purchase Payment: Any Purchase Payment made after the initial Purchase Payment.
Adjusted Benefit Base: The Riders’ Benefit Base immediately after we adjust it during a Contract Year to reflect the value of Additional Purchase Payments that we add to the Benefit Base. See Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits.”
Age 65 Contract Anniversary: A term used with our guaranteed minimum withdrawal benefit Riders to describe the Contract Anniversary on, or next following, the date the Owner (older Owner with GMWB joint-life Riders) turns age 65.
Age 95 Contract Anniversary: A term used with our guaranteed minimum withdrawal benefit Riders to describe the Contract Anniversary on, or next following, the date the Covered Person or the older Owner, depending on the Rider, turns age 95.
Anniversary Value: A term used with our optional Annual Step-Up Death Benefit Rider that describes one of the values we use to determine the death benefit. See Appendix B: “Optional Enhanced Death Benefits.”
Annuitant: Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the Contract Owner names more than one person as an Annuitant, the second person named is referred to as co-Annuitant. The Annuitant and co-Annuitant are referred to collectively as Annuitant. The Annuitant is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.
Annuities Service Center: The mailing address and overnight mail address of our service office are listed on the first page of this Prospectus.
Annuity Commencement Date: The date we/you annuitize your Contract. That is, the Pay-out Period commences and we begin to make annuity payments to the Annuitant. You can change the Annuity Commencement Date to any date after the Contract Date (at least one year after the Contract Date for John Hancock New York Contracts), and prior to the Maturity Date.
Annuity Option: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity payments made by us.
Annuity Unit: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.
Asset Allocation Services: Programs offered by third parties in connection with the Contracts through which the third party may transfer amounts among Investment Options from time to time on your behalf.
Beneficiary: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.
Benefit Base: A term used with our optional guaranteed minimum withdrawal benefit Riders to describe a value we use to determine one or more guaranteed withdrawal amounts under the Rider. A Benefit Base may be referred to as a “Guaranteed Withdrawal Balance” in the Rider you purchased. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.
Benefit Rate: A rate we use to determine a guaranteed withdrawal amount under the guaranteed minimum withdrawal benefit Rider. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.
Business Day: Any day on which the New York Stock Exchange is open for business. The end of a Business Day is the close of daytime trading on the New York Stock Exchange, which generally is 4:00 p.m. Eastern Time.
Code: The Internal Revenue Code of 1986, as amended.
Company: John Hancock USA or John Hancock New York, as applicable.
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Contingent Beneficiary: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application for a Contract, unless changed.
Contract: The fixed and variable annuity contract described by this Prospectus. If you purchased this annuity under a group contract, a Contract means the certificate issued to you under the group contract.
Contract Anniversary: The day in each calendar year after the Contract Date, that is the same month and day as the Contract Date
Contract Date: The date of issue of the Contract.
Contract Value: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.
Contract Year: A period of twelve consecutive months beginning on the date as of which the Contract was issued, or any anniversary of that date.
Covered Person(s): A term used with our optional guaranteed minimum withdrawal benefit Riders to describe an individual (or individuals) whose lifetime(s) we use to determine the duration of any guaranteed lifetime income amounts under a guaranteed minimum withdrawal benefit Rider. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.
Credit: A term used with most of our optional guaranteed minimum withdrawal benefit Riders to describe a potential way to increase the Benefit Base that we may apply during one or more Credit Periods. A Credit may be referred to as a “Bonus” or “Target Amount” in the Rider you purchased. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.
Credit Period: A term used with most of our guaranteed minimum withdrawal benefit Riders to describe the period of time we use to measure the availability of Credits. A Credit Period may be referred to as a “Bonus Period,” “Lifetime Income Bonus Period,” or the period ending on a “Target Date” in the Rider you purchased. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.
Credit Rate: The rate that we use to determine a Credit, if any, under a guaranteed minimum withdrawal benefit Rider. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.
Debt: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.
Excess Withdrawal: A term used with most of our optional guaranteed minimum withdrawal benefit Riders to describe a withdrawal that exceeds certain limits under the Rider. During periods of declining investment performance, Excess Withdrawals may cause substantial reductions to or loss of guaranteed minimum withdrawal benefits. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.
Financial Account Plan: A method of making periodic Additional Purchase Payments automatically through a bank account, brokerage account or other account you hold at a similar financial institution.
Fixed Annuity: An Annuity Option with payments for a set dollar amount that we guarantee.
Fixed Investment Option: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.
General Account: All of a Company’s assets, other than assets in its Separate Account and any other separate accounts it may maintain.
Good Order: The standard that we apply when we determine whether an instruction is satisfactory. An instruction is considered in Good Order if it is received at our Annuities Service Center: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction and it complies with all relevant laws and regulations and Company requirements; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates we may require. We will notify you if an instruction is not in Good Order.
Investment Account: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.
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Investment Options: The investment choices available to Contract Owners.
John Hancock New York: John Hancock Life Insurance Company of New York.
John Hancock USA: John Hancock Life Insurance Company (U.S.A.).
Lifetime Income Amount: A term used with most of our guaranteed minimum withdrawal benefit Riders that generally describes an amount we guarantee to be available for withdrawal during the Accumulation Period based on the lives of one or more Covered Persons. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details
Lifetime Income Date: A term used with most of our guaranteed minimum withdrawal benefit Riders that generally describes the date on which we determine the initial Lifetime Income Amount. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.
Loan Account: The portion of our General Account that we use as collateral for a loan under certain Qualified Contracts.
Maturity Date: The latest allowable Annuity Commencement Date under your Contract. That is, the last date (unless we consent to a later date) on which the Pay-out Period commences and we begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed with our consent.
Nonqualified Contract: A Contract which is not issued under a Qualified Plan.
Owner or Contract Owner (“you”): The person, persons (co-Owners) or entity entitled to all of the ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of “you.” The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.
Pay-out Period: The period when we make annuity payments to the Annuitant following the Annuity Commencement Date.
Payroll Plan: A method of making periodic Additional Purchase Payments through a payroll deduction plan.
Portfolio: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.
Prospectus: This prospectus that describes interests in the Contracts.
Purchase Payment: An amount you pay to us for the benefits provided by the Contract.
Qualified Contract: A Contract issued under a Qualified Plan.
Qualified Plan: A retirement plan that receives favorable tax treatment under section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.
Reset: A reduction of the Benefit Base or Guaranteed Withdrawal Balance, as appropriate, if you take an Excess Withdrawal (see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).
Rider: An optional benefit that you may have elected for an additional charge.
Separate Account: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. Each Separate Account is a segregated asset account of a Company that is not commingled with the general assets and obligations of the Company.
Settlement Phase: A term used with our optional guaranteed minimum withdrawal benefit Riders to describe the period when your Contract Value is equal to zero and we automatically begin making payments to you under the Rider, subject to the conditions described in the Rider. During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional Riders, terminate. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.
Spouse: Any person recognized as a “spouse” in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under that state’s law.
Step-Up: A term used with some of our optional benefit Riders to describe a potential way to increase the amounts guaranteed under that Rider on certain Contract Anniversary dates when your Contract Value exceeds a previously determined amount. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details on
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Step-Ups of the Benefit Base under a guaranteed minimum withdrawal benefit Rider, and (where applicable) Appendix D: “Optional Guaranteed Minimum Income Benefits” for more details on Step-Ups of the Income Base under a guaranteed minimum income benefit Rider.
Step-Up Date: The date on which we determine whether a Step-Up could occur.
Subaccount: A separate division of the applicable Separate Account.
Unliquidated Purchase Payments: The amount of all Purchase Payments in the Contract net of any withdrawals in excess of the free Withdrawal Amount that have been taken to date.
Unpaid Loan: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.
Variable Annuity: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Subaccounts.
Variable Investment Option: An Investment Option corresponding to a Subaccount of a Separate Account that invests in shares of a specific Portfolio.
Withdrawal Amount: The total amount taken from your Contract Value, including any applicable withdrawal charge, tax and proportional share of administrative fee, to process a withdrawal.
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II.  Overview
This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, and the Statement of Additional Information (“SAI”) for more detailed information.
We disclose all material features and benefits of the Contracts in this Prospectus. Insurance laws and regulations apply to us in every state in which the Contracts were sold. As a result, a Contract purchased in one state may have terms and conditions that vary from the terms and conditions of a Contract purchased in a different jurisdiction. We disclose all material variations in this Prospectus.
What kind of Contract is described in this Prospectus?
Each Contract is a flexible Purchase Payment deferred combination Fixed and Variable Annuity Contract between you and a Company. “Deferred” means payments by a Company begin on a future date under a Contract. “Variable” means amounts in a Contract may increase or decrease in value daily based upon your Contract’s Variable Investment Options. A Contract provides for the accumulation of these investment amounts and the payment of annuity benefits on a variable and/or fixed basis. Depending on state requirements, we may have issued the Contract under a master group contract.
This Prospectus primarily describes features of our previously issued versions of the Venture® Contract. We describe several versions of the Venture® Contract, which we may refer to as Venture® 2006 (available May 1, 2006 – October 7, 2011, subject to state availability), Ven 20, or Ven 22 (available May 1, 1998 – November 20, 2006, subject to state availability) and Ven 24 (available May 1999 – May 2006 in New York only). This Prospectus also describes certain older versions of the Contract, including Ven 8 (sold from September 1992 until February 1995) and Ven 9 (sold only in New York from November 1992 – May 1999), Ven 7 (sold from August 1989 until April 1999), Ven 3 (sold from November 1986 until October 1993), and Ven 1 (sold from June 1985 until June 1987). The principal differences between the recent versions of the Contract and the prior Contracts relate to the Investment Options available under the Contracts, charges we impose, death benefit provisions and, in the case of Ven 7 and Ven 8 Contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the Contract.
Who issued my Contract?
Your Contract provides the name of the Company that issued your Contract. John Hancock USA issued the Contract in all jurisdictions except New York. John Hancock New York issued the Contract only in New York. Each Company sponsors its own Separate Account.
What are some benefits of the Contract?
The Contract offers access to Variable Investment Options, tax-deferred treatment of earnings during the Accumulation Period, and the ability to receive annuity payments at a future date. We will pay a death benefit to your Beneficiary if you die during the Accumulation Period. The amount of the death benefit will vary based on your age at death and how long the Contract has been issued to you. The death benefit amount will be less any amounts deducted in connection with any withdrawals.
We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity payments begin on the Annuity Commencement Date. You select the Annuity Commencement Date, the frequency of payment and the type of annuity payment option. Annuity payments are made to the Annuitant. We provide more information about payout benefits in “V. Description of the Contract – Pay-out Period Provisions.”
In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. If you purchased a Contract for any Qualified Plan, the Contract does not provide any additional tax-deferred treatment of earnings beyond the treatment provided by the plan.
The Contract provides optional death benefits and optional guaranteed minimum withdrawal benefits, each for an additional fee. These optional benefits were available only at the time you purchased your Contract. We provide more information about these benefits under Appendix B: “Optional Enhanced Death Benefits” and Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits.”
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How does the Contract work?
Under the Contract, you make one or more Purchase Payments to the Company for a period of time, known as the Accumulation Period. During the Accumulation Period, your Purchase Payments are allocated to Investment Options. You may transfer among the Investment Options and take withdrawals. Later, beginning on the Annuity Commencement Date, the Company makes one or more annuity payments under the Contract for a period of time, known as the Pay-out Period. Your Contract Value during the Accumulation Period is variable, and the amounts of annuity payments during the Pay-out Period may either be variable or fixed, depending upon your choice.
Can I invest more money (i.e., make Additional Purchase Payments) in the Contract?
That depends. We accept Additional Purchase Payments for the Contract only in a limited number of circumstances, and you may be unable to make an Additional Purchase Payment.
Contracts with Guaranteed Minimum Withdrawal Benefit Riders. We impose restrictions on Additional Purchase Payments for Contracts issued with one of our guaranteed minimum withdrawal benefit Riders (see “V. Description of the Contract – Purchase Payments”).
Contracts without Guaranteed Minimum Withdrawal Benefit Riders. The minimum Additional Purchase Payment we accept is $30 without our prior approval. You must obtain our prior approval if an Additional Purchase Payment to any Contract would cause the Contract Value to exceed $1 million, or if your Contract Value already exceeds $1 million. All Additional Purchase Payments must be in U.S. dollars and paid to our Annuities Service Center.
Contracts Issued for Use With Tax-Qualified Retirement Plans. This is no longer the law for IRAs. Restrictions may apply for Contracts issued for use in a retirement plan intended to qualify under section 403(b) of the Code.
Annuity Pay-out Period. No Additional Purchase Payments may be made for any Contract during the Pay-out Period (see “V. Description of the Contract – Pay-out Period Provisions”).
What charges do I pay under the Contract?
Your Contract has an annual Contract fee of $30. Your Contract’s asset-based charges compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to Contract Value you have in our Fixed Investment Option. We take the deduction proportionally from each Variable Investment Option you are then using. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options based on your value in each.
If you withdraw some of your Purchase Payments from your Contract prior to the Annuity Commencement Date (including withdrawals under a guaranteed minimum withdrawal benefit Rider), or if you surrender your Contract in its entirety for cash prior to the Annuity Commencement Date, we may assess a withdrawal charge. The amount of this charge depends on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables. The Fee Tables also describe charges and expenses of underlying Portfolios.
What are my investment choices?
Although your Contract allows us to offer both Fixed and Variable Investment Options, we currently offer only Variable Investment Options for Additional Purchase Payments.
Variable Investment Options. Each Variable Investment Option is a Subaccount of a Separate Account that invests solely in a corresponding Portfolio. The Portfolio prospectuses contain full descriptions of the Portfolios. The amount you’ve invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Portfolio (reduced by certain charges we deduct – see “III. Fee Tables”). Your Contract Value during the Accumulation Period and the amounts of annuity payments will depend upon the investment performance of the underlying Portfolio of the Variable Investment Option you select.
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In selecting Variable Investment Options under a Contract, you should consider:
•	You bear the investment risk that your Contract Value will increase or decrease to reflect the results of your Contract’s investment in underlying Portfolios. We do not guarantee Contract Value in a Variable Investment Option or the investment performance of any Portfolio.
•	Although the Portfolios may invest directly in securities or indirectly, through other underlying funds, you will not have the ability to determine the investment decisions or strategies of the Portfolios.
Restrictions on the Money Market Investment Option. You are not permitted to make new investments in the Money Market Investment Option. Transfers of amounts from other Investment Options into the Money Market Investment Option also are not permitted. If you currently have Contract Value in the Money Market Investment Option, you may continue to keep that Contract Value in Money Market, but any transfer or withdrawal from the Money Market cannot be replaced (please refer to “V. Description of the Contract – Purchase Payments”).
Restrictions on the BlackRock and PIMCO Investment Options. You are not permitted to make new investments in the BlackRock Advantage U.S. Total Market Investment Option, BlackRock Basic Value Investment Option, BlackRock Global Allocation Investment Option, or the PIMCO VIT All Asset Portfolio Investment Option. Transfers of amounts from other Investment Options into these Investment Options also are not permitted. If you currently have Contract Value in the BlackRock Advantage U.S. Total Market Investment Option, BlackRock Basic Value Investment Option, BlackRock Global Allocation Investment Option, or the PIMCO VIT All Asset Portfolio Investment Option, you may continue to keep that Contract Value in those Investment Options, but any transfer or withdrawal from them cannot be replaced (please refer to “V. Description of the Contract – Purchase Payments”).
Fixed Investment Options. Currently, we do not make any Fixed Investment Options available for Additional Purchase Payments. However, you may previously have allocated some or all of your Contract Value to a Fixed Investment Option, and we may, in the future, make Fixed Investment Options available for Additional Purchase Payments under the Contract. Also, some Contracts may still be able to transfer existing money from their Variable Investment Options into a Fixed Investment Option. See “V. Description of the Contract – Fixed Investment Options” for additional information. Where available, Fixed Investment Options earn interest at rates we set. Interest rates depend upon the length of the guarantee periods of the Fixed Investment Options. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to your Investment Account for the term of any guarantee period we make available. Although we do not currently offer a DCA Fixed Investment Option, we may make one available in the future. Please see “V. Description of the Contract – Special Transfer Services – Dollar Cost Averaging” for details.
How can I change my investment choices?
Allocation of Purchase Payments. You designate how you would like your Purchase Payments to be allocated among the Variable Investment Options available under your Contract. You may change this investment allocation for Additional Purchase Payments (to the extent permitted under the Contract and not subject to restrictions) at any time.
Transfers Among Investment Options. During the Accumulation Period, you may transfer your investment amounts among Investment Options without charge, subject to certain restrictions described below and in “V. Description of the Contract –
Transfers Among Investment Options.” During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in “Transfers During the Pay-out Period.”
The Variable Investment Options can be a target for abusive transfer activity. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict Owner-initiated transfers to two per calendar month per Contract, with certain exceptions described in more detail in “V. Description of the Contract – Transfers Among Investment Options.” We apply each Separate Account’s policy and procedures uniformly to all Contract Owners.
In addition to the transfer restrictions that we impose, the John Hancock Variable Insurance Trust, BlackRock Variable Series Funds, Inc. and PIMCO Variable Insurance Trust also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short- term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to a Portfolio upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.
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Transfers Between Annuity Options. During the Pay-out Period, you may not transfer from a Variable Annuity Option to a Fixed Annuity Option, or from a Fixed Annuity Option to a Variable Annuity Option (see “V. Description of the Contract – Transfers During the Pay-out Period”).
How do I access my money?
During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we may treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal charge and an administration fee may apply to your withdrawal (See “VI. Charges and Deductions – Withdrawal Charges”). Withdrawals from Contracts with a guaranteed minimum withdrawal benefit Rider may affect the benefits under the Rider (see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”). A withdrawal may also be subject to income tax and a 10% penalty tax.
What types of optional benefit Riders may have been available to me under the Contract?
This Prospectus provides information about optional benefit Riders that you may have elected when you purchased a Contract. These Riders may not have been available in all states, may not have been available for all versions of the Contract, and may not have been available when you purchased the Contract. If you elected any of these Riders, you pay the additional charge shown in the Fee Tables. You should review your Contract carefully to determine which of the following optional benefit Riders, if any, you purchased.
We describe the following optional benefit Riders in the Appendices to this Prospectus:
Appendix B: Optional Enhanced Death Benefits
•	Guaranteed Earnings Multiplier Death Benefit;
•	Triple Protection Death Benefit;
•	Enhanced Death Benefit (Ven 7 and Ven 8 only); and
•	Annual Step-Up Death Benefit (Venture® 2006 only).
Appendix C: Optional Guaranteed Minimum Withdrawal Benefits
•	Income Plus For Life® 1.11;
•	Income Plus For Life – Joint Life® 1.11;
•	Income Plus For Life® 5.09;
•	Income Plus For Life – Joint Life® 5.09;
•	Income Plus For Life® 12.08;
•	Income Plus For Life – Joint Life® 12.08;
•	Income Plus For Life® (Quarterly Step-Up Review);
•	Income Plus For Life – Joint Life® (Quarterly Step-Up Review);
•	Income Plus For Life® (Annual Step-Up Review);
•	Income Plus For Life – Joint Life® (Annual Step-Up Review);
•	Principal Plus;
•	Principal Plus for Life;
•	Principal Plus for Life Plus Automatic Annual Step-Up;
•	Principal Plus for Life Plus Spousal Protection; and
•	Principal Returns.
We use the term “Income Plus For Life® Series Riders” in the Prospectus to refer to all ten Income Plus For Life® Riders, i.e., Income Plus For Life® (Annual Step-Up Review); Income Plus For Life – Joint Life® (Annual Step-Up Review); Income Plus For Life® (Quarterly Step-Up Review); Income Plus For Life – Joint Life® (Quarterly Step-Up Review); Income Plus
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For Life® 12.08; Income Plus For Life – Joint Life® 12.08; Income Plus For Life® 5.09; Income Plus For Life – Joint Life® 5.09; Income Plus For Life® 1.11; and Income Plus For Life – Joint Life® 1.11.
If you elected to purchase any of these guaranteed minimum withdrawal benefit Riders, you may invest your Contract Value only in the Investment Options we make available for these benefits (see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”). We also reserve the right to impose additional restrictions on Investment Options at any time.
Appendix D: Optional Guaranteed Minimum Income Benefits
•	Guaranteed Retirement Income Programs – offered by John Hancock USA;
•	Guaranteed Retirement Income Programs – offered by John Hancock New York.
Payment Enhancement Rider. If you purchased your Contract in New York, John Hancock New York offered a Payment Enhancement optional benefit Rider. Under this Rider, John Hancock New York credits a Payment Enhancement equal to 4% (5% for Contracts issued between July 12 and October 30, 2004, or between October 16, 2006 and November 9, 2007) of the Purchase Payment and allocates it among Investment Options in the same proportions as your Purchase Payments. Contracts with this feature are subject to a higher withdrawal charge that applies for a longer period of time. The Payment Enhancement Rider was not available for Contracts issued before January 2001 or on or after November 12, 2007. When available, it could only be elected at Contract issue, and it cannot be revoked once elected.
What are the tax consequences of owning a Contract?
In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:
•	withdrawals (including surrenders and systematic withdrawals);
•	payment of any death benefit proceeds;
•	periodic payments under one of our annuity payment options;
•	certain ownership changes; and
•	any loan, assignment or pledge of the Contract as collateral.
How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:
•	the type of the distribution;
•	when the distribution is made;
•	the nature of any Qualified Plan for which the Contract is being used; and
•	the circumstances under which the payments are made.
If your Contract was issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible or excludible from income.
A 10% penalty tax applies in many cases to the taxable portion of any distributions from a Contract before you reach age 59½. Also, most Qualified Plans require that minimum distributions from a Contract commence and/or be completed within a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible or tax-deferred Purchase Payments you made or on any earnings under the Contract.
A Contract purchased as an investment vehicle for a Qualified Plan, including an IRA, does not provide any additional tax-deferral benefits beyond the treatment provided by the Qualified Plan. The favorable tax benefits available for Qualified Plans that invest in annuity contracts are also generally available if the Qualified Plan purchases other types of investments, such as mutual funds, equities and debt instruments. However, the Contract offers features and benefits that other investments may not offer, including the Investment Options and protection through living guarantees, death benefits and other benefits. Please note that federal tax law changes in the 2019 SECURE Act now limit certain annuitization and beneficiary payout options for contracts held as part of a Qualified Plan, including an IRA. Purchasers of Contracts for use with any retirement plan should consult with a qualified tax professional. We provide additional information on taxes in “VII. Federal Tax Matters.” We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans.
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Do I receive Transaction Confirmations?
We send you a confirmation statement for certain transactions in your Investment Accounts. Please review these transaction confirmations carefully to verify their accuracy. Please report any mistakes immediately to our Annuities Service Center (at the address or phone number shown on the first page of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the delivery of the transaction confirmation, you will be deemed to have ratified the transaction. If you have not already done so, please register for electronic delivery of your transaction confirmations by contacting the John Hancock Annuities Service Center at the applicable telephone number or internet address shown on the first page of this Prospectus for more information on electronic transactions.
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III.  Fee Tables
The following tables describe the fees and expenses applicable to buying, owning and surrendering a Venture® Contract. The tables also describe the fees and expenses for older versions of the Venture® Contracts, as well as information about optional benefit Riders that were available for certain time periods. The items listed under “Contract Owner Transaction Expenses” and “Periodic Fees and Expenses Other than Portfolio Expenses” are more completely described under “VI. Charges and Deductions.” The items listed under “Total Annual Portfolio Operating Expenses” are described in detail in the Portfolios’ prospectuses. Unless otherwise shown, the tables entitled “Contract Owner Transaction Expenses” and “Periodic Fees and Expenses Other than Portfolio Expenses” show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).
The following table describes the fees and expenses that you pay at the time you withdraw Contract Values or surrender the Contract (or potentially when you transfer Contract Value between Investment Options). State premium taxes may also be deducted.
Contract Owner Transaction Expenses1
John Hancock USA
Withdrawal Charge (as percentage of Purchase Payments)[2]	Ven 20, 22, 2006	Ven 7, Ven 8	Ven 1, Ven 3
First Year	6%	6%	5%
Second Year	6%	6%	5%
Third Year	5%	5%	5%
Fourth Year	5%	4%	5%
Fifth Year	4%	3%	5%
Sixth Year	3%	2%	0%
Seventh Year	2%	0%	0%
Thereafter	0%	0%	0%
Transfer Fee[3]
Maximum Fee	$25	$0	$25
Current Fee	$0	$0	$0
John Hancock New York
Withdrawal Charge (as percentage of Purchase Payments)[2]	Ven 24, 2006 (With Payment Enhancement)	Ven 24, 2006 (Without Payment Enhancement)	Ven 9
First Year	8%	6%	6%
Second Year	8%	6%	6%
Third Year	7%	5%	5%
Fourth Year	7%	5%	4%
Fifth Year	5%	4%	3%
Sixth Year	4%	3%	2%
Seventh Year	3%	2%	0%
Eighth Year	1%	0%	0%
Thereafter	0%	0%	0%
Transfer Fee[3]
Maximum Fee	$25	$25	$25
Current Fee	$0	$0	$0
[1]	State premium taxes, which currently range from 0.04% to 4.00% of each Purchase Payment (see “VI. Charges and Deductions – Premium Taxes”), may also apply to your Contract.
[2]	The charge is taken upon withdrawal or surrender on a first-in, first-out basis within the specified period of years measured from the date of each Purchase Payment. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown above. The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.
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[3]	This fee is not currently assessed against transfers. We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.
The following table describes fees and expenses that you pay periodically during the time that you own the Contract. These tables do not include annual Portfolio operating expenses.
Periodic Fees and Expenses Other than Portfolio Expenses
John Hancock USA
	Venture ® 2006		Ven 20, 22	Ven 3, Ven 7 and Ven 8	Ven 1
Annual Contract Fee[1]	$30		$30	$30	$30
Annual Separate Account Expenses[2] (as a percentage of Contract Value in the Variable Investment Options)	Contract Years 1-7	Contract Years 8+
Mortality and Expense Risks Fee[3]	1.00%	0.85%	1.25%	1.25%	1.30%
[cta:hrule]Administration Fee – asset based	0.15%	0.15%	0.15%	0.15%	0.00%
Total Annual Separate Account Expenses[2] (With No Optional Benefits Reflected)	1.15%	1.00%	1.40%	1.40%	1.30%
Optional Benefits	Contract Years 1-7	Contract Years 8+
Fees deducted from Separate Account:
Optional Guaranteed Earnings Multiplier Fee	not offered	not offered	0.20%	not offered	not offered
Optional Annual Step-Up Death Benefit Fee	0.20%	0.20%	not offered	not offered	not offered
Total Annual Separate Account Expenses[4] (With Optional Benefits reflected, as applicable)	1.35%	1.20%	1.60%	1.40%	1.30%
Fees Deducted from Contract Value:
Optional Guaranteed Minimum Withdrawal Benefit Rider Fee (maximum)[5]	1.20%	1.20%	1.20%	not offered	not offered
Optional Guaranteed Retirement Income Programs (as a percentage of Income Base)[6]	not offered	not offered	0.50%	not offered	not offered
Optional Triple Protection Death Benefit (as a percentage of Triple Protection Death Benefit)[7]	not offered	not offered	0.50%	not offered	not offered
[1]	The $30 annual Contract Fee will not be assessed prior to the Maturity Date under a Venture® Contract if at the time of its assessment the Contract Value is greater than or equal to $99,000. This provision does not apply to Ven 1, Ven 3, Ven 7 or Ven 8 Contracts.
[2]	We deduct from each of the Subaccounts a daily charge at an annual effective percentage of the Contract Value in the Variable Investment Options.
[3]	This charge is assessed on all active Contracts, including Contracts continued by a Beneficiary upon the death of the Contract Owner.
[4]	Amount shown includes the Mortality and Expense Risks Fee, Administration Fee as well as the Optional Guaranteed Earnings Multiplier Fee and the optional Annual Step-Up Death Benefit Fee, as applicable.
[5]	See the chart below for the current and maximum fees for each guaranteed minimum withdrawal benefit Rider. This fee is deducted from the Contract Value.

This is an annual charge applied as a percentage of the Adjusted Benefit Base (for the Income Plus For Life® Series Riders), and as a percentage of the Adjusted Guaranteed Withdrawal Balance (for the Principal Plus Rider, the Principal Plus for Life Series Riders, and the Principal Returns Rider).
[6]	Guaranteed Retirement Income Programs could not be purchased if you elected to purchase Principal Plus or Principal Plus for Life. Availability varied by state and when you purchased your Contract. See Appendix D: “Optional Guaranteed Minimum Income Benefits” for availability.
[7]	Subject to state availability, the Triple Protection Death Benefit was offered from December 2003 through December 2004. This optional benefit could not be purchased, however, if you elected to purchase Principal Plus, Guaranteed Retirement Income Program, Guaranteed Retirement Income Program II, or Guaranteed Retirement Income Program III.
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John Hancock New York
	Venture ® 2006		Ven 24	Ven 9
Annual Contract Fee[1]	$30		$30	$30
Annual Separate Account Expenses[2] (as a percentage of Contract Value in the Variable Investment Options)	Contract Years 1-7	Contract Years 8+
Mortality and Expense Risks Fee[3]	1.00%	0.85%	1.25%	1.25%
Administration Fee – asset based	0.15%	0.15%	0.15%	0.15%
Total Annual Separate Account Expenses[2]	1.15%	1.00%	1.40%	1.40%
Optional Benefits	Contract Years 1-7	Contract Years 8+
Fees deducted from Separate Account:
Optional Annual Step-Up Death Benefit Fee	0.20%	0.20%	not offered	not offered
Optional Payment Enhancement Fee	0.35%	0.35%	0.35%	not offered
Total Annual Separate Account Expenses[4]	1.70%	1.55%	1.75%	1.40%
Other Account Fees Deducted from Contract Value:
Optional Guaranteed Minimum Withdrawal Benefit Rider Fee (maximum)[5]	1.20%	1.20%	0.75%	not offered
Optional Guaranteed Retirement Income Programs (as a percentage of Income Base)[6]	not offered	not offered	0.45%	not offered
[1]	The $30 annual Contract Fee will not be assessed prior to the Maturity Date under a Venture® Contract if at the time of its assessment the Contract Value is greater than or equal to $99,000. This exclusion does not apply to Ven 9 Contracts.
[2]	We deduct from each of the Subaccounts a daily charge at an annual effective percentage of the Contract Value in the Variable Investment Options unless otherwise noted. Please note that when the optional Payment Enhancement is chosen, the guaranteed rate applicable to any Fixed Investment Option is also reduced by 0.35%.
[3]	This charge is assessed on all active Contracts, including Contracts continued by a Beneficiary upon the death of the Contract Owner.
[4]	Amount shown includes the Mortality and Expense Risks Fee, Administration Fee as well as the Optional Guaranteed Earnings Multiplier Fee and the optional Annual Step-Up Death Benefit Fee, as applicable.
[5]	See the chart below for the current and maximum fees for each guaranteed minimum withdrawal benefit Rider. This fee is deducted from the Contract Value.

This is an annual charge applied as a percentage of the Adjusted Benefit Base (for the Income Plus For Life® Series Riders) and as a percentage of the Adjusted Guaranteed Withdrawal Balance (for the Principal Plus Rider, the Principal Plus for Life Series Riders and the Principal Returns Rider).
[6]	Guaranteed Retirement Income Programs could not be purchased if you elected to purchase Principal Plus or Principal Plus for Life. Availability varied by state and when you purchased your Contract. See Appendix D: “Optional Guaranteed Minimum Income Benefits” for availability.
Other Fees deducted from Contract Value Optional Guaranteed Minimum Withdrawal Benefit Riders (We deduct the fee, as applicable, on an annual basis from Contract Value)
	Income Plus For Life® (Annual Step-Up Review)[1]	Income Plus For Life – Joint Life® (Annual Step-Up Review) (not available in New York)[1]	Income Plus For Life® (Quarterly Step-Up Review) Series (issued outside New York)[1]	Income Plus For Life® (Quarterly Step-Up Review) Series (issued in New York)[1]	Income Plus For Life® 12.08 Series (issued outside New York)[1]	Income Plus For Life® 12.08 Series (issued in New York)[1]
Maximum Fee	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Current Fee	0.60%	0.60%	0.75%	0.70%	0.85%	0.80%

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	Income Plus For Life® 5.09 Series[1]	Income Plus For Life® 1.11[1] Series	Principal Plus for Life Plus Automatic Annual Step-Up2	Principal Plus for Life Plus Spousal Protection[3]	Principal Plus for Life[4]	Principal Plus[5]	Principal Returns[6]
Maximum Fee	1.20%	1.20%	1.20%	1.20%	0.75%	0.75%	0.95%
Current Fee	0.90%	1.00%	0.70%	0.65%	0.40%	0.30%	0.50%
[1]	The current charge for each of the Income Plus For Life® Series Riders is a percentage of the Adjusted Benefit Base. For each Rider, we reserve the right to increase the charge to a maximum charge of 1.20% if the Benefit Base is stepped up to equal the Contract Value.
[2]	The current charge for the Principal Plus for Life Plus Automatic Annual Step-Up Rider is 0.70% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Balance is stepped up to equal the Contract Value. For Riders issued from December 15, 2008 to April 30, 2009, the current charge is 0.70% and Total for Riders issued from June 16, 2008 to December 12, 2008, the current charge is 0.55%. For Riders issued prior to June 16, 2008, the current charge is 0.60%.
[3]	The current charge for the Principal Plus for Life Plus Spousal Protection Rider is 0.65% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Balance is stepped up to equal the Contract Value.
[4]	The current charge for the Principal Plus for Life Rider is 0.40% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is stepped up to equal the Contract Value.
[5]	The current charge for the Principal Plus Rider is 0.30% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is stepped up to equal the Contract Value.
[6]	The current charge for the Principal Returns Rider is 0.50% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.95% if the Guaranteed Withdrawal Balance is stepped up to equal the Contract Value.
The next table describes the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the Portfolio’s prospectus.
Total Annual Portfolio Operating Expenses (as a percentage of the Portfolio’s average net assets for the fiscal year ended December 31, 2019)	Minimum [1]	Maximum
Range of expenses that are deducted from Portfolio assets, including management fees, Rule 12b-1 fees, and other expenses for Contracts issued on and after May 13, 2002	0.50%	1.865%
Range of expenses that are deducted from Portfolio assets, including management fees, Rule 12b-1 fees, and other expenses for Contracts issued prior to May 13, 2002	0.30%	1.865%
[1]	For Contracts issued prior to May 13, 2002, the range of expenses has a lower minimum because the Separate Account invests in Class 1 Portfolio shares for certain Variable Investment Options available under those Contracts.
Examples
We provide the following examples that are intended to help you compare the costs of investing in a Contract with the costs of investing in other variable annuity contracts. The costs we show include Contract Owner expenses, Contract fees, Separate Account annual expenses and Portfolio fees and expenses.
Example 1: Venture® 2006 Contracts (issued on or after May 1, 2006)
(a)  Maximum Portfolio Operating Expenses – Contracts issued on or after November 23, 2009 with optional benefit Riders
(b)  Maximum Portfolio Operating Expenses – Contracts issued on or after July 17, 2006 with optional benefit Riders
(c)  Maximum Portfolio Operating Expenses – Contracts issued on or after May 1, 2006 with optional benefit Riders
(d)  Minimum Portfolio Operating Expenses – Contracts issued with no optional benefit Riders
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Example 2: Ven 20, 22, 24 Contracts (issued after May 13, 2002 and before May 1, 2006)
(a)  Maximum Portfolio Operating Expenses – John Hancock USA Contracts issued before May 1, 2006 with optional benefit Riders
(b)  Maximum Portfolio Operating Expenses – John Hancock USA Contracts issued before December 9, 2003 with optional benefit Riders
(c)  Maximum Portfolio Operating Expenses – John Hancock New York Contracts issued before May 1, 2006 with optional benefit Riders
(d)  Maximum Portfolio Operating Expenses – John Hancock New York Contracts issued before December 11, 2004 with optional benefit Riders
(e)  Minimum Portfolio Operating Expenses – Contracts with no optional benefit Riders
All examples assume that you invest $10,000 in a Contract and that your investment has a 5% return each year. In the “Maximum Portfolio Operating Expenses” examples, we also assume that you will pay the maximum annual Contract fee, the fees for any optional benefit Riders shown in the example and the maximum fees and expenses of any of the Portfolios. In the “Minimum Portfolio Operating Expenses” examples, we assume that you do not invest in any optional benefit Riders and that you will pay the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Portfolios. Please note that the Rider fees are reflected as a percentage of the Adjusted Benefit Base or Adjusted Guaranteed Withdrawal Balance, which may vary in value from the total Variable Investment Option value.
Although we provide you with examples of the costs for a Contract based on these assumptions, your actual costs may be higher or lower.
Example 1 (a): Maximum Portfolio operating expenses – Venture® 2006 Contracts issued on or after November 23, 2009 with Annual Step-Up Death Benefit and Income Plus For Life® Riders
	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$927	$1,623	$2,359	$4,163
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$371	$1,148	$1,970	$4,163
Example 1 (b): Maximum Portfolio operating expenses – Venture® 2006 Contracts issued on or after July 17, 2006 with Annual Step- Up Death Benefit and Principal Plus for Life Plus Automatic Annual Step-Up Riders
	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$957	$1,707	$2,486	$4,361
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$404	$1,237	$2,104	$4,361
Example 1 (c): Maximum Portfolio operating expenses – Venture® 2006 Contracts issued on or after May 1, 2006 with Annual Step- Up Death Benefit and Principal Plus for Life Riders
	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$910	$1,568	$2,250	$3,856
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$357	$1,093	$1,859	$3,856
Example 1 (d): Minimum Portfolio operating expenses – Venture® 2006 Contracts issued on or after May 1, 2006 with no optional benefit Riders
	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$730	$1,029	$1,311	$1,922
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$171	$529	$911	$1,922
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Example 2 (a): Maximum Portfolio operating expenses – John Hancock USA Contracts (Ven 20, 22) issued before May 1, 2006 with Guaranteed Earnings Multiplier and Principal Plus for Life Riders
	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$933	$1,637	$2,364	$4,130
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$382	$1,166	$1,979	$4,130
Example 2 (b): Maximum Portfolio operating expenses – John Hancock USA Contracts (Ven 20, 22) issued before December 9, 2003 with Guaranteed Earnings Multiplier and Guaranteed Retirement Income Program III Riders
	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$907	$1,560	$2,236	$3,875
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$355	$1,087	$1,846	$3,875
Example 2 (c): Maximum Portfolio operating expenses – John Hancock New York Contracts (Ven 24) Contracts issued before May 1, 2006 with Payment Enhancement and Principal Plus for Life Riders
	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$1,131	$1,866	$2,528	$4,263
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$397	$1,210	$2,050	$4,263
Example 2 (d): Maximum Portfolio operating expenses – John Hancock New York Contracts (Ven 24) issued before December 11, 2004 with Guaranteed Retirement Income Program II Rider
	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$883	$1,492	$2,125	$3,666
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$331	$1,015	$1,730	$3,666
Example 2 (e): Minimum Portfolio operating expenses – Ven 20, 22, 24 Contracts issued after May 13, 2002 and before May 1, 2006 with no optional benefit Riders
	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$754	$1,102	$1,440	$2,245
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$196	$605	$1,040	$2,245
We include a Table of Accumulation Unit Values relating to the Contracts in Appendix U to this Prospectus.
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IV.  General Information about Us,
the Separate Accounts and the Portfolios
The Companies
Your Contract was issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.
John Hancock USA, formerly known as “The Manufacturers Life Insurance Company (U.S.A.),” is a stock life insurance company originally organized under the laws of Maine on August 20, 1955, by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 200 Berkeley Street, Boston, Massachusetts 02116. John Hancock USA also has an Annuities Service Center – its mailing address is P.O. Box 55444, Boston, MA 02205-5444; its overnight mail address is 30 Dan Road – Suite 55444, Canton, MA 02021-2809; and its email address is www.jhannuities.com.
John Hancock New York, formerly known as “The Manufacturers Life Insurance Company of New York,” is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla, New York 10595. John Hancock New York also has an Annuities Service Center – its mailing address is P.O. Box 55445, Boston, MA 02205-5445; its overnight mail address is 30 Dan Road – Suite 55444, Canton, MA 02021-2809; and its email address is www.jhannuities.com.
The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation’s acquisition of John Hancock Financial Services, Inc.
The Company incurs obligations under the Contract to guarantee certain amounts, and investors must depend on the financial strength of the Company for satisfaction of the Company’s obligations such as any Fixed Investment Option, the Lifetime Income Amount, the death benefit and any guaranteed amounts associated with our optional benefits Riders. Also, if you direct money into a DCA Fixed Investment Option that we may make available, the Company guarantees the principal value and the rate of interest credited to that Investment Option for the term of any DCA guarantee period. To the extent that the Company pays such amounts, the payments will come from the Company’s General Account assets. You should be aware that, unlike the Separate Accounts, the Company’s General Account is not segregated or insulated from the claims of the Company’s creditors. The General Account consists of securities and other investments that may decline in value during periods of adverse market conditions. The Company’s financial statements contained in the SAI include a further discussion of risks inherent within the Company’s General Account investments.
The Separate Accounts
You do not invest directly in the Portfolios made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Portfolio through one of our Separate Accounts. We hold the Portfolio’s shares in a “Subaccount” (usually with a name similar to that of the corresponding Portfolio) of the applicable Separate Account. A Separate Account’s assets (including the Portfolio’s shares) belong to the Company that maintains that Separate Account.
For Contracts issued by John Hancock USA, we purchase and hold Portfolio shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H, a Separate Account under the laws of Michigan.
For Contracts issued by John Hancock New York, we purchase and hold Portfolio shares in John Hancock Life Insurance Company of New York Separate Account A, a Separate Account under the laws of New York.
The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company’s other income, gains, or losses. Nevertheless, all obligations arising
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under a Company’s Contracts are general corporate obligations of that Company. Assets of a Separate Account may not be charged with liabilities arising out of any of the respective Company’s other business.
We reserve the right, subject to compliance with applicable law: to add other Subaccounts; to eliminate existing Subaccounts; to combine Subaccounts or transfer assets in one Subaccount to another Subaccount that we, or an affiliated company, may establish; or (in states where permitted) to restrict or prohibit additional allocations to a Subaccount. We will not eliminate existing Subaccounts or combine Subaccounts without the prior approval of the appropriate state and/or federal regulatory authorities.
We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company’s Separate Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.
The Portfolios
When you select a Variable Investment Option, we invest your money in a Subaccount of our Separate Accounts and it invests in shares of a corresponding Portfolio of:
•	the John Hancock Variable Insurance Trust; or
•	(for certain John Hancock USA Contracts issued before May 1, 2006) the PIMCO Variable Insurance Trust with respect to the “PIMCO VIT All Asset Portfolio”; or
•	(for certain John Hancock USA Contracts issued before January 28, 2002) the BlackRock Variable Series Funds, Inc. with respect to the “BlackRock Value Opportunities V.I. Fund,” the “BlackRock Basic Value V.I. Fund” and the “BlackRock Global Allocation V.I. Fund.”
The Portfolios in the Separate Account are NOT publicly traded mutual funds. The Portfolios are available to you only as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Portfolios also may be available through participation in certain tax-qualified pension, retirement or college savings plans.
Investment Management
The Portfolios’ investment advisers and managers may manage publicly traded mutual funds with similar names and investment objectives. However, the Portfolios are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Portfolio described in this Prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the Portfolios held in our Separate Account.
Our Managed Volatility Portfolios
In selecting the Portfolios that are available as Investment Options under the Contract (or its optional benefit Riders), we may establish requirements that are intended, among other things, to mitigate market price and interest rate risk for compatibility with our obligations to pay guarantees and benefits under the Contract (and its optional benefit Riders). We seek to make available Investment Options that use strategies that are intended to lower potential volatility of returns and limit the magnitude of Portfolio losses. These include, but are not limited to, strategies that: encourage diversification in asset classes and style; combine equity exposure with exposure to fixed income securities; and allow us to effectively and efficiently manage our exposure under the Contract (and optional benefit Riders). The requirements we impose are intended to protect us from loss. They may increase a Portfolio’s transaction costs, and may otherwise lower the performance and reduce the availability of Investment Options under the Contract (and/or under optional benefit Riders).
During rising markets, the strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in a Portfolio without the managed volatility strategy. The managed volatility strategy may also suppress the value of the guaranteed Rider benefits. On the other hand, the managed volatility strategy seeks to manage the volatility of returns and limit the magnitude of Portfolio losses during declining markets with high volatility, although there is no guarantee that it will do so.
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The five Managed Volatility Portfolios offered under the Contract have the following objectives and strategies:
Managed Volatility Aggressive Portfolio. Seeks long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 15% to 18.5%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to equity securities could be reduced to 0% and its economic exposure to cash and cash equivalents or fixed-income securities could increase to 100%. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the Portfolio’s objective.
Managed Volatility Balanced Portfolio. Seeks growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 8.25% to 10.25%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities and underlying portfolios that invest primarily in fixed-income securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to either equity securities or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The Portfolio’s exposure to equity securities (either directly or through investment in underlying portfolios or derivatives) normally will not exceed 100%.
Managed Volatility Conservative Portfolio. Seeks current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 5.5% to 6.5%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities and underlying portfolios that invest primarily in fixed-income securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to either equity securities or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the Portfolio’s exposure to equity securities (either directly or through investment in underlying portfolios or derivatives) to no more than 22%.
Managed Volatility Growth Portfolio. Seeks long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 11% to 13%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities and underlying portfolios that invest primarily in fixed-income securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to either equity securities or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the Portfolio’s exposure to equity securities (either directly or through investment in underlying portfolios or derivatives) to no more than 77%.
Managed Volatility Moderate Portfolio. Seeks current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 7% to 9%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities and underlying portfolios that invest primarily in fixed-income securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to either equity securities or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the Portfolio’s exposure to equity securities (either directly or through investment in underlying portfolios or derivatives) to no more than 44%.
You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio.

The John Hancock Variable Insurance Trust is a so-called “series” type mutual fund and is registered under the 1940 Act as an open- end management investment company. John Hancock Variable Trust Advisers, LLC (“JHVTA LLC”) provides investment advisory services to the John Hancock Variable Insurance Trust and receives investment management fees for doing so. JHVTA LLC pays a portion of its investment management fees to other firms that manage the John Hancock
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Variable Insurance Trust’s Portfolios (i.e., subadvisers). JHVTA LLC is our affiliate and we indirectly benefit from any investment management fees JHVTA LLC retains.
The John Hancock Variable Insurance Trust has obtained an order from the SEC permitting JHVTA LLC, subject to approval by the Board of Trustees, to change a subadviser for a Portfolio or the fees paid to subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHVTA LLC to appoint a subadviser that is an affiliate of JHVTA LLC or the John Hancock Variable Insurance Trust (other than by reason of serving as subadviser to a Portfolio) (an “Affiliated Subadviser”) or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.
The All Asset Portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC (“PIMCO”) and pays investment management fees to PIMCO.
The BlackRock Advantage U.S. Total Market V.I. Fund, the BlackRock Basic Value V.I. Fund and the BlackRock Global Allocation Fund receive investment advisory services from BlackRock Advisors, LLC. BlackRock Advisors, LLC has retained BlackRock Investment Management, LLC (“BIM”), an affiliate, to act as the investment subadviser to the BlackRock Advantage U.S. Total Market V.I. Fund, the BlackRock Basic Value V.I. Fund and the BlackRock Global Allocation V.I. Fund, and BlackRock International Limited (“BIL”), an affiliate, to act as the investment subadviser to the BlackRock Global Allocation V.I. Fund, and may pay BIM and BIL a portion of the annual management fee it receives from each respective Portfolio.
If shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of a Portfolio and substitute shares of another Portfolio, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).
Portfolio Expenses
Fees and expenses of the Portfolios include investment management fees, Rule 12b-1 fees and other operating expenses. The fees and expenses are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you might earn on any Separate Account Investment Options.
The Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolio attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Portfolio to Portfolio and among classes of shares within a Portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Portfolio’s assets and paid for the services we or our affiliates provide to that Portfolio. Compensation payments may be made by a Portfolio’s investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the “American Fund Portfolios” of the John Hancock Variable Insurance Trust for the marketing support services it provides. None of these compensation payments results in any additional charge to you.
Funds of Funds and Master-Feeder Funds
Each of the John Hancock Variable Insurance Trust’s Lifestyle Aggressive Portfolio, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Managed Volatility Aggressive Portfolio, Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio and Managed Volatility Moderate Portfolio, and the PIMCO VIT All Asset Portfolio, is a “fund of funds” that invests in other underlying mutual funds (collectively, the “Funds of Funds”). Expenses for a fund of funds may be higher than those for other Portfolios because a fund of funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying portfolios in which it invests. The prospectus for each of the Funds of Funds contains a description of the underlying portfolios for that Portfolio, including expenses of those portfolios, associated investment risks, and deductions from and expenses paid out of the assets of the Portfolio.
Each of the John Hancock Variable Insurance Trust’s American Asset Allocation, American Global Growth, American Growth, American Growth-Income, and American International Trusts (“JHVIT American Fund Portfolios”) invests in Class
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1 shares of the corresponding investment portfolio of a “master” fund. The JHVIT American Fund Portfolios operate as “feeder funds,” which means that each Portfolio does not buy investment securities directly. Instead, it invests in a corresponding master fund which in turn purchases investment securities. Each of the JHVIT American Fund Portfolios has the same investment objective and limitations as its corresponding master fund. The prospectus for the American Fund master funds is included with the prospectuses for the JHVIT American Fund Portfolios.
Portfolio Investment Objectives
You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. The following table contains a general description of the investment objectives of the Portfolios that we make available under the Contracts. You can find a full description of each Portfolio in the prospectus for that Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio.
You can obtain a copy of a Portfolio’s prospectus (including the prospectus for a master fund for any of the Portfolios that are operated as feeder funds), without charge, by contacting us at the Annuities Service Center website, phone number or address shown on the first page of this Prospectus. Please read the Portfolio’s prospectus carefully before investing in the corresponding Variable Investment Option.
You should disregard any reference to Series I shares of the John Hancock Variable Insurance Trust if your Contract was issued after May 13, 2002. For Contracts issued prior to that date, we invest the assets of each Subaccount corresponding to a John Hancock Variable Insurance Trust Portfolio in Series I shares of that Portfolio (except in the case of Portfolios that commenced operations on or after May 13, 2002). More detail concerning each Portfolio’s fees and expenses is contained in the Portfolio’s prospectus.
The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider (see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).
JOHN HANCOCK VARIABLE INSURANCE TRUST
Portfolio	Subadviser	Investment Objective
500 Index Trust Series I, II	Manulife Investment Management (North America) Limited	Seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Active Bond Trust[1] Series I, II	Manulife Investment Management (US) LLC	Seeks income and capital appreciation.
American Asset Allocation Trust Series I, II	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Global Growth Trust Series II	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	Seeks long-term growth of capital.
American Growth Trust Series II	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	Seeks to provide growth of capital.
American Growth-Income Trust Series I, II	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	Seeks to provide growth of capital and income.
American International Trust Series II	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	Seeks long-term growth of capital.
Blue Chip Growth Trust Series I, II	T. Rowe Price Associates, Inc.	Seeks to provide long-term growth of capital. Current income is a secondary objective.
Capital Appreciation Trust Series I, II	Jennison Associates LLC	Seeks long-term growth of capital.
Capital Appreciation Value Trust Series II	T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
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JOHN HANCOCK VARIABLE INSURANCE TRUST
Portfolio	Subadviser	Investment Objective
Core Bond Trust Series I, II	Wells Capital Management, Incorporated	Seeks total return consisting of income and capital appreciation.
Disciplined Value International Trust (formerly International Value Trust) Series I, II	Boston Partners Global Investors, Inc.	Seeks long-term growth of capital.
Emerging Markets Value Trust Series II	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.
Equity Income Trust (successor to Utilities Trust) Series I, II	T. Rowe Price Associates, Inc.	Seeks substantial dividend income and also long-term growth of capital.
Financial Industries Trust Series I, II	Manulife Investment Management (US) LLC	Seeks growth of capital.
Fundamental All Cap Core Trust Series II	Manulife Investment Management (US) LLC	Seeks long-term growth of capital.
Fundamental Large Cap Value Trust Series I, II	Manulife Investment Management (US) LLC	Seeks long-term capital appreciation.
Global Trust Series I, II	Manulife Investment Management (US) LLC	Seeks long-term capital appreciation.
Health Sciences Trust Series I, II	T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
High Yield Trust[2] Series I, II	Western Asset Management Company	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.
International Equity Index Trust (successor to International Growth Stock Trust) Series I, II	SSgA Funds Management, Inc.	Seeks to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.
International Small Company Trust Series I, II	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.
Investment Quality Bond Trust Series I, II	Wellington Management Company, LLP	Seeks to provide a high level of current income consistent with the maintenance of principal and liquidity.
Lifestyle Aggressive Portfolio Series I, II	Manulife Investment Management (US) LLC	Seeks long-term growth of capital.
Lifestyle Balanced Portfolio Series I, II	Manulife Investment Management (US) LLC	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Lifestyle Conservative Portfolio Series I, II	Manulife Investment Management (US) LLC	Seeks a high level of current income with some consideration given to growth of capital.
Lifestyle Growth Portfolio Series I, II	Manulife Investment Management (US) LLC	Seeks long-term growth of capital. Current income is also a consideration.
Lifestyle Moderate Portfolio Series I, II	Manulife Investment Management (US) LLC	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income.
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JOHN HANCOCK VARIABLE INSURANCE TRUST
Portfolio	Subadviser	Investment Objective
Managed Volatility Aggressive Portfolio Series I, II	Manulife Investment Management (US) LLC	Seeks long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses.
Managed Volatility Balanced Portfolio Series I, II	Manulife Investment Management (US) LLC	Seeks growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses.
Managed Volatility Conservative Portfolio Series I, II	Manulife Investment Management (US) LLC	Seeks current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses.
Managed Volatility Growth Portfolio Series I, II	Manulife Investment Management (US) LLC	Seeks long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses.
Managed Volatility Moderate Portfolio Series I, II	Manulife Investment Management (US) LLC	Seeks current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses.
Mid Cap Index Trust Series I, II	Manulife Investment Management (North America) Limited	Seeks to approximate the aggregate total return of a mid-cap U.S. domestic equity market index.
Mid Cap Stock Trust Series I, II	Wellington Management Company, LLP	Seeks long-term growth of capital.
Mid Value Trust Series I, II	T. Rowe Price Associates, Inc.	Seek long-term capital appreciation.
Money Market Trust Series I, II	Manulife Investment Management (US) LLC	Seeks to obtain maximum current income consistent with preservation of principal and liquidity.
Opportunistic Fixed Income Trust (formerly Global Bond Trust) Series I, II	Wellington Management Company LLP	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Real Estate Securities Trust[3] Series I, II	DWS Investment Management Americas Inc. (“DIMA”)	Seeks to achieve a combination of long-term capital appreciation and current income.
Science & Technology Trust Series I, II	T. Rowe Price Associates, Inc. and Allianz Global Investors U.S. LLC[4]	Seeks long-term growth of capital. Current income is incidental to the Portfolio’s objective.
Select Bond Trust Series II	Manulife Investment Management (US) LLC	Seeks income and capital appreciation.
Short Term Government Income Trust Series I, II	Manulife Investment Management (US) LLC	Seeks a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
Small Cap Index Trust Series I, II	Manulife Investment Management (North America) Limited	Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index.
Small Cap Opportunities Trust Series I, II	Dimensional Fund Advisors LP (“DFA”) & Invesco Advisers, Inc. (“Invesco”)[5]	Seeks long-term capital appreciation.
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JOHN HANCOCK VARIABLE INSURANCE TRUST
Portfolio	Subadviser	Investment Objective
Small Cap Stock Trust Series I, II	Wellington Management Company, LLP	Seeks long-term capital appreciation.
Small Cap Value Trust Series II	Wellington Management Company, LLP	Seeks long-term capital appreciation.
Small Company Value Trust Series I, II	T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.
Strategic Income Opportunities Trust Series I, II	Manulife Investment Management (US) LLC	Seeks a high level of current income.
Total Bond Market Trust Series II	Manulife Investment Management (US) LLC	Seeks to track the performance of the Barclays U.S. Aggregate Bond Index (which represents the U.S. investment grade bond market).
Total Stock Market Index Trust Series I, II	Manulife Investment Management (North America) Limited	Seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Ultra Short Term Bond Trust Series II	Manulife Investment Management (US) LLC	Seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock Advantage U.S. Total Market V. I. Fund[6] Series II	BlackRock Investment Management, LLC	Seeks long-term growth of capital.
BlackRock Basic Value V. I. Fund[6] Series II	BlackRock Investment Management, LLC	Seeks capital appreciation and, secondarily, income.
BlackRock Global Allocation V. I. Fund[7] Series II	BlackRock Investment Management, LLC and BlackRock International Limited	Seeks high total investment return.
PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT All Asset Portfolio Class M	Pacific Investment Management Company	Seeks maximum real return consistent with preservation of real capital and prudent investment management.
[1]	The Active Bond Trust is subadvised by Declaration Management & Research LLC and Manulife Investment Management (US) LLC, with each subadviser subadvising approximately one half of the assets of the Portfolio. Since the Portfolio is only rebalanced periodically, the actual percentage of the Portfolio managed by each subadviser will vary.
[2]	High Yield Trust is sub-subadvised by Western Asset Management Company Limited.
[3]	RREEF America L.L.C. provides sub-subadvisory services to DIMA in its management of the Real Estate Securities Trust.
[4]	The Science and Technology Trust is subadvised by T. Rowe Price Associates, Inc. and Allianz Global Investors U.S. LLC, with each subadviser subadvising approximately one half of the assets of the Portfolio. Since the Portfolio is only rebalanced periodically, the actual percentage of the Portfolio managed by each subadviser will vary. This allocation may be changed at any time.
[5]	The Small Cap Opportunities Trust is subadvised by Dimensional Fund Advisors, LP and Invesco Aim Capital Management, Inc., with each subadviser subadvising approximately one half of the assets of the Portfolio. Since the Portfolio is only rebalanced periodically, the actual percentage of the Portfolio managed by each subadviser will vary.
[6]	The Portfolio is subadvised by BlackRock Investment Management, LLC, an affiliate, under an agreement with BlackRock Advisors, LLC.
[7]	The Portfolio is subadvised by BlackRock Investment Management, LLC and BlackRock International Limited, affiliates, under an agreement with BlackRock Advisors, LLC.
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Voting Interest
We will vote Portfolio shares held in a Separate Account at any Portfolio shareholder meeting in accordance with timely voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for voting materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. If there are shares of a Portfolio held by a Subaccount for which we do not receive timely voting instructions, we will vote those shares in the same proportion as the total votes for all of our registered separate accounts for which we have received timely instructions, We will vote all Portfolio shares that we hold directly in our General Account in the same proportion as the total votes for all our registered separate accounts and those of any of our affiliates for which we have received timely instructions. One effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.
During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Portfolio for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Subaccount in which such Portfolio shares are held by the net asset value per share of that Portfolio.
During the Pay-out Period for a variable annuity option, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Portfolio for which voting instructions may be given by dividing the reserve for the Contract allocated to the Subaccount in which such Portfolio shares are held by the net asset value per share of that Portfolio. Generally, the number of votes tends to decrease as annuity payments progress because the amount of reserves attributable to a Contract will usually decrease after commencement of annuity payments.
We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.
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V.  Description of the Contract
Eligible Plans
Contracts may have been issued to fund plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities (“IRAs”), pension and profit-sharing plans for corporations and sole proprietorships/partnerships (“H.R. 10” and “Keogh” plans), tax-sheltered annuities, and state and local government deferred compensation plans (see “VII. Federal Tax Matters,” or you may request a copy of the SAI). The Contracts are not designed to fund a comingled account for multiple participants in a Qualified Plan. The Contracts are designed so that they may be used with nonqualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee), or issued as individually owned nonqualified contracts, as may be eligible under applicable law.
Please consult with a qualified tax professional for more information if you are considering a conversion of your Qualified Contract to a Roth account. You should also consider that:
•	the Contracts are not designed to hold both Roth and non-Roth accounts; we do not separately account for any part of any Purchase Payments, Contract Value or any Annuity Payments as attributable to both a Roth account and a non-Roth account, even if permitted in your Qualified Plan, and that you or your plan administrator will be responsible for any tax related accounting required by such a split; and
•	any transfer of Contract Value from a Contract used to fund a non-Roth account to a Roth account permitted in your Qualified Plan (or from a Contract used to fund a Roth account to a non-Roth account) may incur withdrawal charges.
Please see “VII. Federal Tax Matters – General Information Regarding Qualified Contracts” for additional information about the use of the Contract in connection with Qualified Plans.
Eligibility Restrictions – Section 403(b) Plans. For information regarding Contracts issued for use in an existing retirement plan intended to qualify under section 403(b) of the Code (a “Section 403(b) Plan” or a “403(b) Plan”), please see “VII. Federal Tax Matters,” or you may request a copy of the SAI from the Annuities Service Center.
Beneficiary IRAs. For all Contracts that offered optional benefit Riders, effective February 2, 2009, we no longer allowed you to establish a new Beneficiary IRA that included any optional benefit Rider, nor do we allow anyone with an existing Beneficiary IRA that does not have an optional benefit Rider to subsequently elect any optional benefit Rider. The restriction includes all optional benefit Riders that were otherwise available under the Contract (see Appendix B: “Optional Enhanced Death Benefits,” Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits,” and Appendix D: “Optional Guaranteed Minimum Income Benefits,” to determine what optional benefit Riders, if any, were available).
We will continue to support existing Beneficiary IRAs that already include optional benefit Riders.
Eligible Groups. John Hancock USA has issued group contracts to Venture® Trust, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with John Hancock Distributors LLC, the principal underwriter of the Contracts.
Accumulation Period Provisions
Purchase Payments
Restrictions on Additional Purchase Payments for Nonqualified Contracts with a Guaranteed Minimum Withdrawal Benefit Rider. Under our current administrative rules:
•	You may not make an Additional Purchase Payment, without our prior approval, after the first Contract Anniversary following the Rider Date.
•	(Contracts issued in New Jersey or Oregon) You may not make an Additional Purchase Payment, without our prior approval, if your total Additional Purchase Payments would exceed $100,000.
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Additional Purchase Payments for Nonqualified Contracts with a guaranteed minimum withdrawal benefit Rider are also subject to the following:
•	You may not make an Additional Purchase Payment, without our prior approval, if your Contract Value exceeds $1 million at the time of payment or if your Contract Value is less than $1 million and the Additional Purchase Payment would cause your Contract Value to exceed $1 million.
•	You may not make an Additional Purchase Payment if your GMWB Rider is in the Settlement Phase.
Restrictions on Additional Purchase Payments for Qualified Contracts (Including IRAs) with a Guaranteed Minimum Withdrawal Benefit Rider. Under our current administrative rules:
•	You may not make an Additional Purchase Payment, without our prior approval, at any time after the Age 65 Contract Anniversary on a Qualified Contract with a GMWB Rider.
•	(Contracts issued in New Jersey or Oregon) You may not make an Additional Purchase Payment, without our prior approval, after the later of the first Contract Anniversary following the Rider Date or the Age 65 Contract Anniversary if your total Additional Purchase Payments after the first Contract Anniversary would exceed $100,000.
Additional Purchase Payments for Qualified Contracts with a GMWB Rider are also subject to the following:
•	You may not make an Additional Purchase Payment, without our prior approval, if your Contract Value exceeds $1 million at the time of payment or if your Contract Value is less than $1 million and the Additional Purchase Payment would cause your Contract Value to exceed $1 million.
•	You may not make an Additional Purchase Payment after the oldest Covered Person becomes age 81 or if your GMWB Rider is in the Settlement Phase.
Additional Purchase Payments for Contracts Issued With or Without a Guaranteed Minimum Withdrawal Benefit Rider. Additional Purchase Payments must be at least $30, unless you purchased a Ven 1 Contract. In that case, Additional Purchase Payments must be $25 for a Ven 1 Qualified Contract and $300 for a Ven 1 Nonqualified Contract. All Additional Purchase Payments must be in U.S. dollars.
We may provide for periodic Additional Purchase Payments to be automatically paid or transferred from your bank account, brokerage account or other account you hold at a similar financial institution (“Financial Account Plan”) or deducted from your paycheck (“Payroll Plan”) on a periodic basis. If an Additional Purchase Payment would cause your contract values in this Contract plus any other variable annuity contracts with the same Owner or Annuitant, issued by us or our affiliates (your “total contract values”), to exceed $1 million, or if your total contract values already exceed $1 million, you must obtain our prior approval in order to make the Purchase Payment.
We may refuse to accept any Purchase Payment under a Ven 1 Contract in excess of $10,000 per Contract Year.
Additional Purchase Payments made through Financial Account Plans and Payroll Plans. Under our current administrative rules, you may request us to accept periodic Additional Purchase Payments under the terms of a Contract issued without a GMWB Rider that are automatically paid or transferred from your bank account, brokerage account or other account you hold at a similar financial institution (“Financial Account Plan”) or in connection with a payroll deduction plan (“Payroll Plan”). Under our current administrative rules, we will continue to accept periodic Additional Purchase Payments for a Contract with a GMWB Rider when made in connection with a Financial Account Plan or Payroll Plan if:
•	the Financial Account Plan or Payroll Plan was in effect prior to May 4, 2012;
•	no automatic withdrawal program from your Contract is in effect; and
•	your GMWB Rider is not in the Settlement Phase.
For Qualified Contracts with a GMWB Rider, you may not make an Additional Purchase Payment under a Financial Account Plan or Payroll Plan after the oldest Covered Person becomes age 81.
Contracts Issued for Use With Tax-Qualified Retirement Plans. Whether you can make regular contributions to the contract will generally depend on whether you have the necessary earned income for the year. Other restrictions may apply depending on your plan. Restrictions may apply for Contracts issued for use in a retirement plan intended to qualify under section 403(b) of the Code. Please consult with a qualified tax professional for additional information.
Initial Purchase Payments. We no longer issue the Contracts and do not accept initial Purchase Payments for new Contracts. We provide information regarding initial Purchase Payment requirements for the Contracts in the SAI.
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Approval of Additional Purchase Payment to Prevent Cancellation of Contracts. We will mail notice to you at your last known address if we intend to cancel a Contract, where permitted by state law, at the end of any two consecutive Contract Years (three for Contracts issued in New York) in which no Purchase Payments have been made, in order to allow you to make the necessary Additional Purchase Payment to keep your Contract in force.
If permitted by state law, we may cancel a Contract at the end of any two consecutive Contract Years (three for Contracts issued in New York) in which no Purchase Payments have been made, if both:
•	the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and
•	the Contract Value at the end of such two-year period is less than $2,000.
In addition, if your account value becomes less than the annual administration and/or Rider fee amounts, we may cancel your Contract, retaining any remaining value to cover a portion of the annual fee costs. If the Contract has a Rider, we will refund the income base amount in the form of a lump sum payment.
As a matter of administrative practice, the respective Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Additional Purchase Payment (if not otherwise restricted) to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in such states. If we cancel your Contract, we will pay you the Contract Value computed as of the period from one Business Day to the next (the “valuation period”) during which the cancellation occurs, reduced by any Withdrawal Charges, Contract Fees and Rider Fees. For IRAs, you must be eligible to make an IRA contribution. For any IRA benefit refund amounts over $200, you must receive prior notice for federal tax withholding election (and state where applicable). The amount paid is treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see “VII. Federal Tax Matters”).
Allocation of Purchase Payments. You designate how your Purchase Payments are to be allocated among the Investment Options (subject to the restrictions described below). You may change the allocation of Additional Purchase Payments at any time by notifying us in writing (or by telephone or electronically if you comply with our telephone or electronic transaction procedures described in “Telephone and Electronic Transactions” in this section, below).
Restrictions on the Money Market Investment Option. You are not permitted to make new investments in the Money Market Investment Option. Transfers of amounts from other Investment Options into the Money Market Investment Option also are not permitted (please refer to “Transfers You May Make Among Investment Options” in this section, below). If you currently have Contract Value in the Money Market Investment Option, you may continue to keep that Contract Value in Money Market, but any transfer or withdrawal from Money Market cannot be replaced. However, if you are enrolled in an Asset Rebalancing Program that includes scheduled transfers of Contract Value into the Money Market Investment Option, then the program will continue to make those transfers (see “Special Transfer Services − Asset Rebalancing Program” in this section, below).
Restrictions on the BlackRock and PIMCO Investment Options. You are not permitted to make new investments in the BlackRock Advantage U.S. Total Market Investment Option, BlackRock Basic Value Investment Option, BlackRock Global Allocation Investment Option, or the PIMCO VIT All Asset Portfolio Investment Option. Transfers of amounts from other Investment Options into these Investment Options also are not permitted (please refer to “Transfers You May Make Among Investment Options” in this section, below). If you currently have Contract Value in the BlackRock Advantage U.S. Total Market Investment Option, BlackRock Basic Value Investment Option, BlackRock Global Allocation Investment Option, or the PIMCO VIT All Asset Portfolio Investment Option, you may continue to keep that Contract Value in those Investment Options, but any transfer or withdrawal from them cannot be replaced. However, if you are enrolled in an Asset Rebalancing Program that includes scheduled transfers of Contract Value into any of these Investment Options, then the program will continue to make those transfers (see “Special Transfer Services − Asset Rebalancing Program” in this section, below).
Modification of Additional Purchase Payment Requirements. We may modify, suspend, waive or terminate our restrictions on Additional Purchase Payments at any time. This may include, but is not limited to, circumstances where:
•	you obtain our prior approval to make Additional Purchase Payments for Contracts with or without GMWB Riders, and we waive our restrictions; or
•	we impose additional restrictions on, or eliminate, your ability to make any Additional Purchase Payments through Financial Account Plans and/or Payroll Plans.
Maximum Number of Investment Options. There is no limit on the number of Investment Options to which you may allocate Purchase Payments.
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Payment Enhancement
The optional Payment Enhancement Rider was not available for any John Hancock USA Contract, or any John Hancock New York Contracts issued prior to January 1, 2001 or on or after November 12, 2007. The Payment Enhancement Rider was only available with Contracts issued in New York by John Hancock New York. You may only have elected the Payment Enhancement Rider at issue and, once elected, it is irrevocable. The minimum initial Purchase Payment required to elect the Payment Enhancement was $10,000. We imposed an additional fee for the Payment Enhancement Rider and Contracts with this feature are subject to a higher withdrawal charge for a longer period of time.
If you elected the Payment Enhancement Rider, we add a Payment Enhancement to your Contract when you make a Purchase Payment. The Payment Enhancement is equal to 4% of the Purchase Payment and is allocated among Investment Options in the same proportion as your Purchase Payment. For John Hancock New York Contracts issued on or after July 12, 2004 and prior to November 1, 2004, or between October 16, 2006 and April 30, 2007, the Payment Enhancement is 5%. The Payment Enhancement is funded from John Hancock New York’s General Account.
Purchase Payments Which Are Not Eligible for a Payment Enhancement. If the Owner’s Spouse is the Beneficiary, the Spouse continues the Contract as the new Owner and a death benefit is paid upon the death of the Spouse. For purposes of calculating this death benefit, the death benefit paid upon the first Owner’s death will be treated as a Purchase Payment to the Contract. Such Purchase Payment will not be eligible for a Payment Enhancement.
Tax Considerations. Payment Enhancements are not considered to be “investment in the contract” for income tax purposes (see “VII. Federal Tax Matters”).
Matters to Consider About the Payment Enhancement. There may be circumstances where you may be worse off for having purchased a Contract with a Payment Enhancement as opposed to a Contract without a Payment Enhancement. For example, the higher charges for a Contract with a Payment Enhancement may over time exceed the amount of the Payment Enhancement and any earnings thereon. Before making any allowable Additional Purchase Payments, you and your financial representative should consider:
•	The length of time that you plan to own your Contract;
•	The frequency, amount and timing of any partial surrenders; and
•	The amount and frequency of your Additional Purchase Payments.
We expect to make a profit from the Contracts. The charges used to recoup the expense of paying the Payment Enhancement include the withdrawal charge and the asset-based charges (see “VI. Charges and Deductions”).
If you are eligible and would like to make Additional Purchase Payments to a Contract in connection with certain Qualified Plans, then special considerations regarding the Payment Enhancement may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether Additional Purchase Payments to your Contract are suitable in connection with such a Qualified Plan, you should consider the effect of the Payment Enhancement on the plan’s compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan’s tax favored status under the Code (see “VII. Federal Tax Matters”).
Additional Charges for the Payment Enhancement. If you elected the Payment Enhancement Rider, the Separate Account Annual Expenses are increased by 0.35%. The guaranteed interest rate on Fixed Investment Options is reduced by 0.35%. In addition, each Purchase Payment will be subject to a higher withdrawal charge for a longer period of time. The maximum withdrawal charge if the Payment Enhancement is elected is 8% (as opposed to 6% with no Payment Enhancement) and the withdrawal charge period is 8 years if the Payment Enhancement is elected (as opposed to 7 years with no Payment Enhancement).
Accumulation Units
During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of “accumulation units” to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Contract’s Investment Accounts by dividing (i) the amount allocated to that
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Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.
We usually credit an approved Additional Purchase Payment received by mail or wire transfer that we accept on the Business Day on which it is received in Good Order at our Annuities Service Center. We will promptly return any amount that we do not accept as an Additional Purchase Payment or that is otherwise not in Good Order.
We deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay death benefit proceeds, or apply amounts to an Annuity Option.
Automated transactions include transfers under Dollar Cost Averaging and the Asset Rebalancing program, pre-scheduled withdrawals or Purchase Payments, Required Minimum Distributions, substantially equal periodic payments under section 72(t) or 72(q) of the Code, transactions scheduled to occur on your Contract Anniversary, and annuity payments. Automated transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Business Day. In that case the transaction will be processed and valued on the next Business Day unless, with respect to Required Minimum Distributions, substantially equal periodic payments under section 72(t) or 72(q) of the Code, and annuity payments only, the next Business Day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior Business Day.
Value of Accumulation Units
The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options holding Contract assets. We arbitrarily set the value of an accumulation unit for each Subaccount on the first Business Day the Subaccount was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying (i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the “net investment factor” for that Subaccount (described below) for the Business Day on which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Portfolio determines the net asset value of its shares.
We use a Portfolio share’s net asset value at the end of a Business Day to determine the accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:
•	your Purchase Payment transaction is complete before the close of daytime trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) for that Business Day, or
•	we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of daytime trading on the New York Stock Exchange for that Business Day.
Net Investment Factor
The net investment factor is an index used to measure the investment performance of a Subaccount over a valuation period. The net investment factor may be greater than, less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each Subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:
(a)  is the net asset value per share of a Portfolio share held in the Subaccount determined at the end of the current valuation period, plus any dividends and distributions received per share during the current valuation period;
(b)  is the net asset value per share of a Portfolio share held in the Subaccount determined as of the end of the immediately preceding valuation period; and
(c)  is a factor representing the charges deducted from the Subaccount on a daily basis for Separate Account annual expenses.
Transfers You May Make Among Investment Options
During the Accumulation Period, you may transfer amounts among the Variable Investment Options, subject to the frequent trading restrictions set forth below.
You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (see “Telephone and Electronic Transactions,” below). We will cancel accumulation units from the
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Investment Account from which you transfer amounts and we will credit accumulation units to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. We reserve the right to require your transfers to be at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we may transfer the entire amount instead of the requested amount.
Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but we reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.
Frequent Transfer Restrictions. Investment Options in variable annuity and variable life insurance products can be a target for abusive transfer activity because these products value their Investment Options on a daily basis and allow transfers among Investment Options without immediate tax consequences. As a result, some investors may seek to transfer frequently into and out of Variable Investment Options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a Variable Investment Option because such activity may expose a Variable Investment Option’s underlying Portfolio to increased Portfolio transaction costs and/or disrupt the Portfolio manager’s ability to effectively manage a Portfolio in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.
To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers you make to two per calendar month per Contract, with certain exceptions, and have established procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day as a single transfer. We do not count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program; (b) transfers from a Fixed Investment Option at the end of its guarantee period; (c) transfers made within a prescribed period before and after a substitution of underlying Portfolios; or (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described below in “Pay-out Period Provisions – Transfers During Pay-out Period”). Under each Separate Account’s policy and procedures, a Contract Owner may transfer Contract Value to the Ultra Short Term Bond Investment Option even if the Contract Owner reaches the two-transfers-per-month limit, as long as 100% of the Contract Value in all Variable Investment Options is transferred to the Ultra Short Term Bond Investment Option. If such a transfer to the Ultra Short Term Bond Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from the Ultra Short Term Bond Investment Option to another Variable Investment Option. We apply each Separate Account’s policy and procedures uniformly to all Contract Owners.
In addition to the transfer restrictions that we impose, the John Hancock Variable Insurance Trust, BlackRock Variable Series Funds, Inc. and PIMCO Variable Insurance Trust also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short- term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to a Portfolio upon request which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.
We reserve the right to take other actions to restrict trading, including, but not limited to:
•	restricting the number of transfers made during a defined period;
•	restricting the dollar amount of transfers;
•	restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and
•	restricting transfers into and out of certain Subaccount(s).
In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios (see “Withdrawals” in this section, below, for details on what suspensions of redemptions may be permissible). We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).
While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.
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Additional Transfer Requirements for Ven 1 Contracts. Under the Ven 1 Contract, a Contract Owner may transfer prior to the Maturity Date amounts among Investment Accounts of the Contract without charge, but such transfers cannot be made on more than two occasions in any Contract Year. After annuity payments have been made for at least 12 months under a Ven 1 Contract, all or a portion of the Contract Value held in a Subaccount with respect to the Contract may be transferred by the Annuitant to one or more other Subaccounts. Such transfers can be made only once each 12 months upon notice to us at least 30 days before the due date of the first annuity payment to which the change will apply.
Telephone and Electronic Transactions
We permit you to request transfers by telephone. You may also apply to request withdrawals by telephone. We additionally encourage you to access information about your Contract, request transfers and perform some transactions electronically through the internet. If you have not done so, we encourage you to register for electronic delivery of your transaction confirmations. Please contact us at the telephone number or internet address shown on the first page of this Prospectus for more information on electronic transactions.
To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone by sending us instructions in a form acceptable to us. If you register for electronic delivery, we keep your personal information confidential and secure, and we do not share this information with outside marketing agencies.
We are not liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we record all conversations with you. When someone contacts us by telephone and follows our procedures, we assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:
•	any loss or theft of your password; or
•	any unauthorized use of your password.
We may be liable for any losses due to unauthorized or fraudulent instructions only where we fail to employ our procedures properly.
All transaction instructions we receive by telephone or electronically will be followed by either a hardcopy or electronic delivery of a transaction confirmation. Transaction instructions we receive by telephone or electronically before the close of any Business Day will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.
We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum Withdrawal Amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.
Special Transfer Services – Dollar Cost Averaging Program
We administer a Dollar Cost Averaging (“DCA”) program. If you entered into a DCA agreement, you may have elected, at no cost, to automatically transfer on a monthly basis a predetermined dollar amount from any Variable Investment Option, or, if available, from a Fixed Investment Option we permitted for this purpose (the “DCA Source Investment Option”), to other Variable Investment Options (the “Destination Investment Options”), until the amount in the DCA Source Investment Option is exhausted. You may make Additional Purchase Payments (if not otherwise restricted) while you are enrolled in a DCA program. If you do not provide us with express written allocation instructions for these Additional Purchase Payments, no amounts will be allocated into your DCA Source Investment Option. Instead, they will be allocated among the Destination Investment Options according to the allocation you selected upon enrollment in the DCA program.
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The DCA program allows investments to be made in equal installments over time in an effort to reduce the risk posed by market fluctuations. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Subaccount when the unit value is low, and less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. In addition, the DCA program does not protect you from market fluctuations in your DCA Source Investment Option. If you are interested in the DCA program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial representative or our Annuities Service Center. You may elect out of the DCA program at any time. There is no charge for participation in the DCA program.
Please consult with your financial representative to assist you in determining whether the DCA program is suited for your financial needs and investment risk tolerance.
Special Transfer Services − Asset Rebalancing Program
We administer an Asset Rebalancing Program which enables you to specify the allocation percentage levels you would like to maintain in particular Investment Options. We automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Investment Options. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing Program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you need to monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing Program.
For rebalancing programs begun on or after October 1, 1996, we permit asset rebalancing only on the following time schedules:
•	quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);
•	semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or
•	annually on December 26th (or the next Business Day if December 26th is not a Business Day).
Rebalancing will continue to take place on the last Business Day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.
Withdrawals
During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to the Annuities Service Center. You may make withdrawals by telephone, as described above under “Telephone and Electronic Transactions.” For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant’s Spouse under the Code. See the SAI for further information regarding the impact of withdrawals from section 403(b) Qualified Contracts. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans and any applicable withdrawal charge, Rider charge, administrative fee, or tax. We will then cancel the Contract. In the case of a withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the Withdrawal Amount from that Investment Account.
When making a withdrawal, you may specify the Investment Options from which the withdrawal is to be made. The Withdrawal Amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal charge. If you do not specify the Investment Options from which a withdrawal is to be taken, we take the withdrawal proportionally from all of your Variable Investment Options until exhausted, and then from the Fixed Investment Options beginning with the shortest guarantee period first and ending with the longest guarantee period last. For rules governing the order and manner of withdrawals from the Fixed Investment Options, see “Fixed Investment Options.”
We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you want to use a part of your Contract Value to purchase an immediate annuity contract, you must make a withdrawal request, which will be subject to any applicable withdrawal charge. Such a withdrawal may also have tax consequences.
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There is no limit on the frequency of withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any applicable withdrawal charge) the amount remaining in the Investment Option is less than $100, we reserve the right to treat the withdrawal as a withdrawal of the entire amount held in the Investment Option. If the Withdrawal Amount would reduce the Contract Value to less than $300 or the remaining withdrawal charge, if greater, we generally treat the withdrawal as a total withdrawal of the Contract Value. We currently enforce these Contract minimum restrictions only for Contracts that do not have a guaranteed minimum withdrawal benefit Rider or, where applicable, a guaranteed minimum income benefit Rider. We reserve the right to enforce these restrictions for other Contracts in the future.
When we receive a withdrawal request in Good Order at our Annuities Service Center, we will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven calendar days of receipt of the request. We reserve the right to defer the right of withdrawal or postpone payments for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency exists, as determined by the SEC, as a result of which disposal of securities held in a Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Accounts’ net assets;
•	pursuant to SEC rules, the Money Market Subaccount suspends payment of redemption proceeds in connection with a liquidation of the underlying Portfolio; or
•	the SEC, by order, so permits for the protection of security holders.
Applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.
Impact of Divorce. In the event that you and your Spouse become divorced, we will treat any request to reduce or divide benefits under a Contract as a request for a withdrawal of Contract Value. The transaction may be subject to any applicable tax or withdrawal charge. Also, for Contracts issued with an optional guaranteed minimum withdrawal benefit Rider, your guarantee may be reduced.
Tax Considerations. Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. Withdrawals are permitted from Contracts issued in connection with Section 403(b) Plans only under limited circumstances (see “VII. Federal Tax Matters – Other Qualified Plans”).
Signature Guarantee Requirements for Surrenders and Withdrawals
(Not applicable to Contracts issued in New Jersey*)
We may require that you provide a signature guarantee on a withdrawal or surrender request in the following circumstances:
•	you have no signed application on file with us; or
•	you are requesting that we mail the amount withdrawn to an alternate address; or
•	you have changed your address within 30 days of the withdrawal or surrender request; or
•	you are requesting a withdrawal or surrender in the amount of $250,000 or greater.
We must receive the original signature guarantee on your withdrawal or surrender request. We do not accept copies or faxes of a signature guarantee. You may obtain a signature guarantee at most banks, financial institutions or credit unions. A notarized signature is not the same as a signature guarantee and does not satisfy this requirement. There may be circumstances, of which we are not presently aware, in which we would not impose a signature guarantee on a surrender or withdrawal as described above.
*For New Jersey residents, we do not require a signature guarantee to process a withdrawal and send to the address of record, but we will not send the withdrawal payment via EFT unless we receive a signature guarantee.
Special Withdrawal Services – The Income Plan
We administer an Income Plan (“IP”) that permits you to pre-authorize a periodic exercise of the Contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of IP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made (to ensure that no withdrawal or market value charge, where applicable, will ever apply to an IP withdrawal). If additional withdrawals outside the IP program are taken from a Contract in the same Contract Year in
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which an IP program is in effect, IP withdrawals after the withdrawal charge-free Withdrawal Amount has been exceeded are subject to a withdrawal charge, where applicable. The IP is not available to Contracts for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of market value charges, where applicable. We reserve the right to suspend your ability to make Additional Purchase Payments while you are enrolled in an IP. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial representative or our Annuities Service Center. There is no charge for participation in the IP program.
Special Withdrawal Services – The Income Made Easy Program
Our Income Made Easy Program provides you with an automatic way to access guaranteed withdrawal amounts if you purchased a GMWB Rider with a Contract. There is no charge for participation in this program. Please read “Pre-authorized Withdrawals – The Income Made Easy Program” in Appendix C for more information.
Optional Guaranteed Minimum Withdrawal Benefits
Please see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for a general description of the Income Plus For Life® Series, Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up, Principal Plus for Life Plus Spousal Protection, and Principal Returns (where available) optional benefit Riders that may provide guaranteed minimum withdrawal benefits under the Contract you purchased. Under these optional benefit Riders, we guarantee that you may withdraw a percentage of your investment each year, even if your Contract Value reduces to zero. We increase the amounts we guarantee by a Credit (also referred to as a “Bonus”) if you choose not to make any withdrawals at all during certain Contract Years. Depending on market performance, you may also be able to increase or “step up” the amounts we guarantee on certain dates. If you withdraw more than a guaranteed annual amount, however, we reduce the amounts we guarantee for future withdrawals.
Death Benefit During Accumulation Period
The Contracts described in this Prospectus generally provide for distribution of death benefits if the Owner dies before the Annuity Commencement Date.
We use the term Owner-driven when we describe death benefits under some versions of the Contracts (Venture® 2006, Ven 24, Ven 22 and Ven 20), where we determine a death benefit upon the death of the Owner during the Accumulation Period. Under these versions, we do not pay a death benefit upon the death of an Annuitant before the Maturity Date, unless:
•	You, the Owner, are the Annuitant, or
•	We issued your Contract to an Owner that is not an individual (for example the Owner is a trust) and we deem the Annuitant to be the Owner for purposes of determining the death benefit.
We use the term Annuitant-driven when we describe death benefits under other versions of the Contracts (Ven 9, Ven 8, Ven 7, Ven 3 and Ven 1), where we determine a death benefit on the Annuitant’s death, instead of the Owner’s death, if the Annuitant predeceases the Owner during the Accumulation Period. Even under Annuitant-driven Contracts, however, we will make a distribution of Contract Value if you are the Owner, but not the Annuitant, and you predecease the Annuitant during the Accumulation Period. For purposes of determining the amount of any death benefits, we treat the Annuitant as an Owner under Nonqualified Contracts where the Owner is not an individual (for example, the Owner is a corporation or a trust). We treat a change in the Annuitant or any co-Annuitant under this type of Annuitant-driven Contract as the death of the Owner, and we distribute the Contract Value. In cases where a change in the Annuitant (or co-Annuitant) results in a distribution, we reduce the amount by charges which would otherwise apply upon withdrawal. If a Nonqualified Contract has both an individual and a non-individual Owner, we determine death benefits as provided in the Contract upon the death of the Annuitant or any individual Owner, whichever occurs earlier.
The death benefit under Owner-driven and Annuitant-driven Contracts is the greater of:
•	the Contract Value; or
•	the respective minimum death benefit described below.
The minimum death benefits provided under both Owner-driven and Annuitant-driven Contracts differ, depending on when you purchased a Contract, our maximum limits on death benefits at that time, the jurisdiction in which we issued a Contract,
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and the age of the oldest Owner (or Annuitant) on the date of issue. In addition, you may have purchased a Contract with an optional benefit Rider that will enhance the amount of death benefit.
Please read your Contract carefully to determine the minimum death benefit under your Contract and any enhanced death benefit payable during the Accumulation Period.
We decrease the death benefit by the amount of any Debt under a Contract (including any unpaid interest), and adjust the death benefit if you make withdrawals. We increase the death benefit by any optional enhanced death benefits that you may have purchased.
Minimum Death Benefit – Owner-driven Contracts. We describe principal features of the applicable minimum death benefit on Owner-driven Contracts in the text below each of the following tables.
Contract Version	Availability [1]	Death Benefit based on
Venture ® 2006	May 2006 – October 2011	Owner
[1]	Subject to availability in each state.
Minimum Death Benefit Limits: Adjustment for withdrawals. The minimum death benefit equals the total amount of Purchase Payments less any amounts deducted in connection with withdrawals. We reduce the minimum death benefit proportionally in connection with withdrawals.
Contract Version	Availability [1]	Death Benefit based on
Ven 20, 22	May 1998 – May 2006	Oldest Owner
Ven 24 (NY Only)	May 1999 – May 2006	Oldest Owner
[1]	Subject to availability in each state.
Minimum Death Benefit Limits: Adjustment for withdrawals. We limit the minimum death benefit on this type of Ven 20 and Ven 22 Contract to $10 million, except for (a) Contracts issued in HI, MA, MN, NY & VT; (b) Contracts issued prior to July 25, 2003 in IL & PA; and (c) Contracts issued prior to June 2, 2003 in all other states. We also reduce the minimum death benefit proportionally in connection with withdrawals. For Contracts issued prior to January 1, 2003, however, the amount deducted in connection with withdrawals is the dollar amount of the withdrawal.
Principal Features – Oldest Owner less than age 81 at issue. During the first Contract Year, the minimum death benefit equals the total amount of Purchase Payments less any amounts deducted in connection with withdrawals.
The minimum death benefit during any Contract Year after the first Contract Year equals the greater of (i) or (ii), where:
(i)  equals the total amount of Purchase Payments less any amounts deducted in connection with withdrawals; and
(ii)  is the greatest Anniversary Value prior to the oldest Owner's turning age 81. “Anniversary Value” is the Contract Value on a Contract Anniversary, increased by all Purchase Payments made, less any amount deducted in connection with withdrawals, since that Contract Anniversary.
Principal Features – Oldest Owner age 81 or more at issue. The minimum death benefit equals the total amount of Purchase Payments less any amounts deducted in connection with withdrawals.
Contract Version	Availability [2]	Death Benefit based on
Ven 20, 22	May 1994 – May 1998	Oldest Owner
[2]	See state availability chart below.
Principal Features. Oldest Owner less than 81 at issue and Owner dies prior to his or her 85th birthday. During the first Contract Year, the minimum death benefit on this type of Ven 20 and Ven 22 Contract is the sum of all Purchase Payments made, less any amounts deducted in connection with withdrawals.
During any subsequent Contract Year, the minimum death benefit is the death benefit on the last day of the previous Contract Year, plus any Purchase Payments made and less any amounts deducted in connection with withdrawals since then. If any Owner dies after his or her 85th birthday, however, the minimum death benefit is the sum of all Purchase Payments made, less any amounts deducted in connection with withdrawals.
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Principal Features. Oldest Owner age 81 or more at issue. The minimum death benefit is the Contract Value less any applicable withdrawal charge at the time of payment of benefits. For Contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.
The amount deducted in connection with withdrawals is the dollar amount of the withdrawal. Withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an Annuity Option).
Limited Availability. We issued this version of the Ven 20 and Ven 22 Contracts in Puerto Rico, and in these other jurisdictions during the periods shown below:
From August 15, 1994 to:	In the states of:
May 1, 1998	Alaska, Alabama, Arizona, Arkansas, California, Colorado, Delaware, Georgia, Hawaii, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Michigan, Mississippi, Missouri, Nebraska, Nevada, New Jersey, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma, Pennsylvania, Rhode Island, South Carolina, South Dakota, Tennessee, Utah, Vermont, Virginia, West Virginia, Wisconsin, Wyoming
June 1, 1998	Connecticut
July 1, 1998	Minnesota, Montana, District of Columbia
October 1, 1998	Texas
February 1, 1999	Massachusetts
March 15, 1999	Florida, Maryland, Oregon
November 1, 1999	Washington
Minimum Death Benefit – Annuitant-driven Contracts. We describe principal features of the applicable minimum death benefit on Annuitant-driven Contracts in the following sub-sections and in the text under each of the tables below.
Death of Annuitant who is not the Owner. We will pay the applicable minimum death benefit, less any Debt, to the Beneficiary upon the death of the Annuitant if the Owner is not the Annuitant and the Annuitant dies before the Owner and before the Annuity Commencement Date. If there is more than one such Annuitant, the minimum death benefit will be paid on the death of the last surviving co-Annuitant, if any, if death occurs before the Owner’s death and before the Annuity Commencement Date. The death benefit will be paid either as a lump sum or in accordance with any of the distribution options available under the Contract. Ven 7, Ven 8 and Ven 9: An election to receive the death benefit under an Annuity Option must be made within 60 days after the date on which the death benefit first becomes payable. Ven 7, Ven 8 and Ven 9: Rather than receiving the minimum death benefit, the Beneficiary may elect to continue the Contract as the new Owner. (In general, a Beneficiary who makes such an election will nonetheless be treated for federal income tax purposes as if he or she had received the minimum death benefit.)
Death of Annuitant who is the Owner. We will pay the applicable minimum death benefit, less any Debt, to the Beneficiary if the Owner is the Annuitant, dies before the Annuity Commencement Date and is not survived by a co-Annuitant. Ven 7, Ven 8 and Ven 9: If the Contract is a Nonqualified Contract, and a co-Annuitant survives the Owner, instead of a minimum death benefit, we will distribute an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge to the successor Owner (the person, persons or entity to become the Owner) instead of the Beneficiary. Ven 3: If the Contract is a Nonqualified Contract, and a co-Annuitant survives the Owner, instead of a minimum death benefit, we will distribute an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge to the successor Owner or to the Contract Owner’s estate. Ven 1: The Contract does not provide for co-Annuitants or successor Owners.
Death of Owner who is not the Annuitant. Ven 7, Ven 8 and Ven 9: If the Owner is not the Annuitant and dies before the Annuity Commencement Date and before the Annuitant, the successor Owner becomes the Owner of the Contract. If the Contract is a Nonqualified Contract, we will distribute an amount equal to the amount payable upon total withdrawal, without reduction for any withdrawal charge, to the successor Owner. If a Nonqualified Contract has more than one individual Owner, the distribution will be made to the remaining individual Owner(s) instead of a successor Owner. Ven 3: If the Contract is a Nonqualified Contract, instead of a minimum death benefit, we will distribute an amount equal to the amount payable on
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total withdrawal without reduction for any withdrawal charge to the successor Owner or to the Contract Owner’s estate. Ven 1: If the Contract is a Nonqualified Contract, instead of a minimum death benefit, we will distribute an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge to the Contract Owner’s estate.
Contract Version	Availability	Death Benefit based on
Ven 7	August 1989 – April 1999	Any Annuitant
Ven 8	September 1992 – February 1999	Any Annuitant
Ven 9 (NY Only)	March 1992 – May 1999	Any Annuitant
Principal Features of Minimum Death Benefit. During the first six Contract Years, the minimum death benefit on Ven 7, Ven 8 and Ven 9 Contract equals the total amount of Purchase Payments less any amounts deducted in connection with withdrawals.
During any subsequent six Contract Year period, the minimum death benefit is the death benefit as of the last day of the previous six Contract Year period plus any Purchase Payments made and less any amount deducted in connection with withdrawals since then.
If death occurs after the first of the month following the decedent’s 85th birthday, the minimum death benefit is the Contract Value on the date due proof of death and all required claim forms are received at our Annuities Service Center.
Contract Version	Availability	Death Benefit based on
Ven 3	November 1986 – October 1993	Any Annuitant
Ven 1	June 1985 – June 1987	Any Annuitant
Principal Features of Minimum Death Benefit. During the first five Contract Years, the minimum death benefit on Ven 3 and Ven 1 Contracts equals the total amount of Purchase Payments less any amounts deducted in connection with withdrawals.
During any subsequent five Contract Year period:
•	For Ven 3, the minimum death benefit is the death benefit as of the last day of the previous five Contract Year period plus any Purchase Payments made and less any amount deducted in connection with withdrawals since then;
•	For Ven 1, the minimum death benefit equals the total amount of Purchase Payments less any amounts deducted in connection with withdrawals.
Payment of Death Benefit. The determination of the death benefit will be made, for both Owner-driven and Annuitant-driven Contracts, on the date we receive written notice and “proof of death,” as well as all required claims forms in Good Order from all Beneficiaries, at our Annuities Service Center. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our Annuities Service Center:
•	a certified copy of a death certificate; or
•	a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
•	any other proof satisfactory to us.
If any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.
Distribution of Death Benefits. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that were not issued in connection with Qualified Plans, i.e., Nonqualified Contracts. Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a Qualified Plan, please seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan.
In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit to the extent permitted by the Code and by Treasury Department regulations.
Except as otherwise stated above for certain Annuitant-driven Contracts, we will pay the death benefit to the Beneficiary if any Contract Owner dies before the earlier of the Maturity Date or the Annuity Commencement Date. If there is a surviving
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Contract Owner, that Contract Owner will be deemed to be the Beneficiary. No death benefit is payable on the death of any Annuitant, except that if any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.
Upon request, the death benefit proceeds may be taken in the form of a lump sum. In that case, we will pay the death benefits within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances for which payment of withdrawals may be postponed (see “Withdrawals” above). Beneficiaries who opt for a lump sum payout of their portion of the death benefit may choose to receive the funds either in a single check or wire transfer or in a John Hancock Safe Access Account (“JHSAA”). Similar to a checking account, the JHSAA provides the Beneficiary access to the payout funds via a checkbook, and account funds earn interest at a variable interest rate. Any interest paid may be taxable. The Beneficiary can obtain the remaining death benefit proceeds in a single sum at any time by cashing one check for the entire amount. The Beneficiary may draw a check on the JHSAA that is payable to himself/herself as well as to other persons or parties. Note, however, that a JHSAA is not a true checking account, but is solely a means of distributing the Contract’s death benefit. The Beneficiary can make only withdrawals, and not deposits. The JHSAA is part of our General Account; it is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the JHSAA.
If the Beneficiary does not choose a form of payment, or the death benefit payable upon the death of an Owner is not taken immediately, the Contract continues, subject to the following and as may be stated otherwise above for certain Annuitant-driven Contracts:
•	The Beneficiary becomes the Owner.
•	We allocate any excess of the death benefit over the Contract Value to the Owner’s Investment Accounts in proportion to their relative values on the date of receipt by us of due proof of the Owner’s death.
•	No Additional Purchase Payments may be made (even if the Beneficiary is a surviving Spouse).
•	We waive withdrawal charges for all future distributions.
•	If the Beneficiary is the deceased Owner’s Spouse, he or she may continue the Contract as the new Owner without triggering adverse federal tax consequences. In such a case, the distribution rules applicable when a Contract Owner dies will apply when the Spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the Spouse. For purposes of calculating the death benefit payable upon the death of the Spouse (excluding any optional benefits), we will treat the death benefit paid upon the first Owner’s death as a Purchase Payment to the Contract. In addition, all Purchase Payments made and all amounts deducted in connection with withdrawals prior to the date of the first Owner’s death will be excluded from consideration in the determination of the Spouse’s death benefit.
•	If the Beneficiary is not the deceased Owner’s Spouse, distribution of the Owner’s entire interest in the Contract must be made within five years of the Owner’s death, or alternatively, an individual Beneficiary may take distributions as an annuity, under one of the Annuity Options described below, which begins within one year after the Owner’s death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see “Annuity Options” below). Note: we continue to assess the mortality and expense risks charge during this period, even though we bear only the expense risk and not any mortality risk (see “VI. Charges and Deductions – Mortality and Expense Risks Fee”). If distribution is not made within five years and the Beneficiary has not specified one of the above forms of payment, we will distribute a lump sum cash payment of the Beneficiary’s portion of the death benefit. Also, if distribution is not made as an annuity, upon the death of the Beneficiary, any remaining death benefit proceeds will be distributed immediately in a single sum cash payment.
•	Alternatively, if the Contract is not a Qualified Contract, an individual Beneficiary may take distribution of the Owner’s entire interest in the Contract as a series of withdrawals over the Beneficiary’s life expectancy, beginning one year after the Owner’s death. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary’s life expectancy.
We may change the way we calculate the death benefit if you substitute or add any Contract Owner. If we do, the new death benefit will equal the Contract Value as of the date of the ownership change. We will also treat the Contract Value on the date of the change as a “Purchase Payment” made on that date for any subsequent calculations on the death benefit prior to the
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Annuity Commencement Date, and we will not consider any Purchase Payments made and any amounts deducted in connection with withdrawals prior to the date of the ownership change in our determination of the death benefit. We will not change the way we calculate the death benefit if the person whose death will cause the death benefit to be paid is the same after the ownership change or if you transfer ownership to the Owner’s Spouse.
A change of Contract Owner may be a taxable event if the Owner or co-Owner before the change is an individual and the new Owner or co-Owner is not a Spouse of the previous Owner (or co-Owner). Please consult with your own qualified tax professional for further information relevant to your situation.
Optional Enhanced Death Benefits
Please see Appendix B: “Optional Enhanced Death Benefits” for a general description of the following optional benefit Riders that may enhance death benefits under the Contract you purchased. For Contracts issued in connection with a Qualified Plan, including an IRA, the Internal Revenue Code may now limit the availability of certain “Optional Enhanced Death Benefits” for certain classes of Beneficiaries.
Annual Step-Up Death Benefit. For Contracts issued after June 2010 (dates may vary by state) with an Annual Step-Up Death Benefit Rider, the Company guarantees a minimum death benefit up to the Maturity Date based on the Contract’s highest “Anniversary Value” that may be achieved up to the Contract Anniversary on or after the date you (or any joint Owner) reach 75 years old. The Annual Step-Up Death Benefit was only available if you (and every joint Owner) were under age 75 when we issued the Contract.
For all Contracts issued prior to June 2010 (dates may vary by state) with an Annual Step-Up Death Benefit Rider, the Company guarantees a minimum death benefit up to the Maturity Date based on the Contract’s highest “Anniversary Value” that may be achieved before you (or any joint Owner) reach 81 years old. The Annual Step-Up Death Benefit was only available if you (and every joint Owner) were under age 80 when we issued the Contract. The Annual Step-Up Death Benefit was only available at Contract issue and cannot be revoked once elected.
Guaranteed Earnings Multiplier Death Benefit. (Not available in New York and Washington.) John Hancock USA offered the Guaranteed Earnings Multiplier Death Benefit Rider between July 2001and May 2006, subject to state availability. Under the Guaranteed Earnings Multiplier Rider, John Hancock USA guarantees that upon the death of any Contract Owner prior to the Maturity Date, John Hancock USA will increase the death benefit otherwise payable under the Contract by a percentage of earnings, up to a maximum amount. Under Guaranteed Earnings Multiplier, John Hancock USA increases the death benefit by 40% of the appreciation in the Contract Value upon the death of any Contract Owner if you (and every joint Owner) were less than 70 years old when we issued a Contract, and by 25% of the appreciation in the Contract Value if you (or any joint Owner) were 70 or older at issue. John Hancock USA reduces the “appreciation in the Contract Value” proportionally in connection with withdrawals of Contract Value and, in the case of certain Qualified Contracts, by the amount of any Unpaid Loans under a Contract. Guaranteed Earnings Multiplier was available only at Contract issue and cannot be revoked once elected.
Triple Protection Death Benefit. (Not available in New York and Washington) John Hancock USA offered the Triple Protection Death Benefit Rider between December 2003 and December 2004. Triple Protection Death Benefit provides a guaranteed death benefit amount which can be increased or decreased as provided in the Rider. The Triple Protection Death Benefit replaces any other death benefit under the Contract. The Triple Protection Death Benefit Rider was available only at Contract issue. It cannot be revoked if you elected it. Once Triple Protection Death Benefit is elected, the Owner may only be changed to an individual who is the same age or younger than the oldest current Owner.
Pay-out Period Provisions
General
Generally, the Contracts contain provisions for the commencement of annuity payments to the Annuitant up to the Contract’s Maturity Date (the “Annuity Commencement Date” is the first day of the Pay-out Period). The Maturity Date is the date shown on your Contract’s specifications page, unless we have approved a change. For John Hancock USA Contracts, there is no contractual limit on when the earliest Annuity Commencement Date may be set. For John Hancock New York Contracts, the earliest allowable Annuity Commencement Date is one year from the Contract Date. If no date is specified, the Maturity Date is the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary (“Default Maturity Date”). You may request a different Maturity Date at any time, by written request or by
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telephone at the number listed on the first page of this Prospectus, at least one month before both the current and new Maturity Dates. You may also be able to change your Maturity Date on our website, www.jhannuities.com, if:
•	you are registered on the website, and
•	your Contract is active, and not owned by a custodian or continued by a surviving Spouse or Beneficiary.
Under our current administrative procedures, the new Maturity Date may not be later than the Default Maturity Date unless we consent otherwise.
Annuity Commencement and Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences. Please consult with your own qualified tax professional for information about potential adverse tax consequences for such Maturity Dates. For Qualified Contracts, distributions may be required before the Maturity Date (see “VII. Federal Tax Matters – General Information Regarding Qualified Contracts”).
Notice of Maturity Date. We will send you one or more notices at least 30 days before your scheduled Maturity Date and request that you verify information we currently have on file. If you do not choose an Annuity Option, do not make a total withdrawal of the Surrender Value, or do not ask us to change the Maturity Date to a later date, we will provide as a default an Annuity Option in the form of a life annuity with monthly payments guaranteed for ten years, as described in “Annuity Options offered in the Contract” below. The Annuity Commencement Date will be the Maturity Date. However, if the Contract Value on the Annuity Commencement Date is such that a monthly payment would be less than $20, we may pay the Contract Value in one lump sum to the Annuitant.
A Contract issued in New York by John Hancock New York has as its Maturity Date the date the oldest Annuitant turns age 90, unless the Contract’s specifications page states otherwise or you later change the date.
When John Hancock USA issued a Contract outside New York:
•	the Maturity Date for Contracts issued prior to May 1, 2006 is the first day of the month following the later of the 85th birthday of the oldest Annuitant or the tenth Contract Anniversary (6th Contract Anniversary for Ven 7 and Ven 8 Contracts), and
•	the Maturity Date for Contracts issued on and after May 1, 2006 is the first of the month following the 90th birthday of the oldest Annuitant or, in some cases, the tenth Contract Anniversary, if later, unless the Contract’s specifications page states otherwise or you later change the date.

Please review your Contract carefully to determine the Maturity Date applicable to your Contract.
You may select the frequency of annuity payments. However, if the Contract Value at the Annuity Commencement Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any Unpaid Loans, in one lump sum to the Annuitant on the Annuity Commencement Date.
For Contracts offered through authorized representatives of certain selling firms, you cannot change either the Maturity Date or the Annuity Commencement Date to a date beyond the 95th birthday of the oldest Annuitant if the Contract is either:
•	a Nonqualified Contract, or
•	a Qualified Contract, unless the selling firm or an affiliate of the selling firm sponsors the Qualified Plan or serves as a custodian to the Qualified Plan.
Annuity Options
Annuity payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. At any time during the Accumulation Period (after the first Contract Year in New York), you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. A Beneficiary may also elect to apply the Death Benefit to an Annuity Option. We apply your entire Contract Value or the Beneficiary’s entire portion of the Death Benefit proceeds to the Annuity Option(s) selected. We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you request to use a part of your Contract Value to purchase an immediate annuity contract, we will treat the request as a withdrawal request, subject to any applicable withdrawal charge. Such a withdrawal may also have tax consequences. You may select the frequency of annuity payments. However, if the Contract Value at the Annuity Commencement Date is such that a monthly payment would be less than $20, we may pay the Contract Value in one lump sum to the Annuitant on the Annuity Commencement Date. We deduct a pro rata portion of the administration fee from each annuity payment.
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We determine annuity payments based on the Investment Account value of each Investment Option at the Annuity Commencement Date. If you do not select an Annuity Option, we will provide as a default a combination fixed and variable Annuity Option in the form of a life annuity with payments guaranteed for ten years. The Internal Revenue Code or the United States Treasury Regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts.
Once annuity payments commence:
•	you are no longer permitted to make any withdrawals under the Contract;
•	you are no longer permitted to make or receive any withdrawals under a guaranteed minimum withdrawal benefit Rider;
•	we may not change the Annuity Option or the form of settlement; and
•	your Guaranteed Minimum Death Benefit terminates.
Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant might receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.
Annuity Options offered in the Contract. The Contracts guarantee the availability of the following Annuity Options:
Option 1(a): Non-Refund Life Annuity – An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant might receive only one payment if the Annuitant dies prior to the date the second payment is due.
Option 1(b): Life Annuity with Payments Guaranteed for 10 Years – An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if the Annuitant dies prior to the end of the tenth year.
Option 2(a): Joint & Survivor Non-Refund Life Annuity – An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant might receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.
Option 2(b): Joint & Survivor Life Annuity with Payments Guaranteed for 10 Years – An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.
Additional Annuity Options. When you annuitize, we may offer one or more Annuity Options in addition to the ones we are contractually obligated to make available.
Additional Annuity Options for Contracts with a Guaranteed Minimum Withdrawal Benefit Rider. When you annuitize, we may make one or more additional Annuity Options available to a Contract with one of our guaranteed minimum withdrawal benefit (“GMWB”) Riders (i.e., an Income Plus For Life® Series, Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Spousal Protection, Principal Plus for Life Plus Automatic Annual Step-Up, or Principal Returns optional benefit Rider, as described in Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”). If you purchased a Contract with a GMWB Rider, you may select the additional Annuity Options shown below. Unless we permit otherwise, these additional Annuity Options are only available for Maturity Dates that coincide with the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary.
GMWB Alternate Annuity Option 1: Lifetime Income Amount with Cash Refund – This Annuity Option is available if you purchased a Contract with one of the Income Plus For Life® Series Riders. For each of the Income Plus For Life – Joint Life® Riders, this Annuity Option is available only if one Covered Person, not two, remains on the Rider at the Annuity Commencement Date. Under this option, we will make annuity payments during the lifetime of the Annuitant. After the death of the Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the
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election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:
•	the Lifetime Income Amount on the Annuity Commencement Date, if any, as provided by the GMWB Rider that you purchased with your Contract; or
•	the annual amount that the proceeds of your Contract provides on a guaranteed basis under a life with cash refund annuity.
GMWB Alternate Annuity Option 2: Joint & Survivor Lifetime Income Amount with Cash Refund – This Annuity Option is available if you purchased a Contract with one of the Income Plus For Life – Joint Life® Riders and both Covered Persons remain on the Rider at the Annuity Commencement Date. Under this option, we will make annuity payments during the joint lifetimes of the co-Annuitants. After the death of the last surviving Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:
•	the Lifetime Income Amount on the Annuity Commencement Date, if any, as provided by the GMWB Rider that you purchased with your Contract; or
•	the annual amount that the proceeds of your Contract provides on a guaranteed basis under a joint life with cash refund annuity.
GMWB Alternate Annuity Option 3: Fixed Annuity with Period Certain – This Annuity Option is available if you purchased a Contract with the Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up or Principal Returns optional benefit Rider. If you purchased a Contract with a Principal Plus for Life Plus Spousal Protection Rider, this Annuity Option is available only if one Covered Person, not two, remains under the Rider at the Annuity Commencement Date. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetime of a single Annuitant. We determine the certain period by dividing the Benefit Base (may be referred to as the “Guaranteed Withdrawal Balance” in your Rider) at the Annuity Commencement Date by the amount of the annual annuity payment we determine for this option. This period will be rounded to the next higher month.
We determine the annual amount of Fixed Annuity payments under this option as the greater of:
•	the Lifetime Income Amount on the Maturity Date, if any, as provided by the GMWB Rider that you purchased with your Contract; or
•	the annual amount that the proceeds of your Contract provides on a guaranteed basis under Annuity Option 1(a): Non- Refund Life Annuity.
GMWB Alternate Annuity Option 4: Spousal LIA Fixed Annuity with Period Certain – This Annuity Option is available if you purchased a Contract with the Principal Plus for Life Plus Spousal Protection Rider, and both Covered Persons remain under the Rider at the Annuity Commencement Date. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetimes of the Annuitant and co-Annuitant. If you elect this option, we will make payments for a certain period and after that during the joint lifetimes of the Annuitant and Co-Annuitant. Payments will then continue during the remaining lifetime of the survivor. No payments are due after the death of the last surviving Annuitant or, if later, the end of the certain period. We determine the certain period by dividing the Benefit Base (may be referred to as the “Guaranteed Withdrawal Balance” in your Rider) at the Annuity Commencement Date by the amount of the annual annuity payment we determine for this option. This period will be rounded to the next higher month.
We determine the annual amount of Fixed Annuity payments under this option as the greater of:
•	the Lifetime Income Amount, if any, as provided by the Rider that you purchased with your Contract; or
•	the annual amount that the proceeds of your Contract provides on a guaranteed basis under Annuity Option 2(a): Joint and Survivor Non-Refund Life Annuity.
GMWB Alternate Annuity Option 5: Fixed Period Certain Only – This Annuity Option is available only if:
•	you purchased a Contract with a Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Spousal Protection, Principal Plus for Life Plus Automatic Annual Step-Up, or a Principal Returns optional benefit Rider; and
•	there is no Lifetime Income Amount remaining (or none has been determined) at the Annuity Commencement Date.
This Annuity Option provides a Fixed Annuity with payments guaranteed for a certain period and no payments thereafter. Under this option, we determine the certain period by dividing the Benefit Base (may be referred to as the “Guaranteed
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Withdrawal Balance” in your Rider) at the Maturity Date by the Guaranteed Withdrawal Amount at the Annuity Commencement Date. This period will be rounded to the next higher month. (If the period certain is less than 5 years, we may pay the benefit as a lump sum equal to the present value of the annuity payments at the rate of interest for Annuity Options as described in the Contract.) We determine the annual amount of Fixed Annuity payments under this option as the greater of:
•	the Guaranteed Withdrawal Amount on the Annuity Commencement Date as provided by the Rider that you purchased with your Contract; or
•	the annual amount for a Fixed Annuity with the same period certain that we determine for this option, but based on the interest rate for Annuity Options described in your Contract.
Fixed Annuity Options. Upon death (subject to the distribution of death benefits provisions; see “Death Benefit During Accumulation Period”), withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.
We determine the amount of each Fixed Annuity payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate annuity factor table in the Contract. If the table we are currently using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of Fixed Annuity payments.
We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you request to use a part of your Contract Value to purchase an immediate annuity contract, we will treat the request as a withdrawal request, subject to any applicable withdrawal charge. Such a withdrawal may also have tax consequences.
Determination of Amount of the First Variable Annuity Payment
We determine the first Variable Annuity payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a Variable Annuity to the annuity factor tables contained in the Contract. If the table we are currently using is more favorable to you, we will substitute that table. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Annuity Commencement Date. We will reduce Contract Value used to determine annuity payments by any applicable premium taxes.
The rates contained in the annuity tables vary with the Annuitant’s sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans, with Contracts issued to residents of Massachusetts on or after January 1, 2009, or with Contracts issued in Montana. The longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly Variable Annuity payment will be.
Annuity Units and the Determination of Subsequent Variable Annuity Payments
We base Variable Annuity payments after the first one on the investment performance of the Subaccounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each Subaccount by the Annuity Unit value of that Subaccount (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Subaccount is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity payment is due, and the resulting amounts for each Subaccount are then totaled to arrive at the amount of the annuity payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made).
We charge the same Annual Separate Account Expenses during the annuitization period as we do during the Accumulation Period. We determine the “net investment factor” for an Annuity Unit in the same manner as we determine the net investment factor for an accumulation unit (see “Value of Accumulation Units” and “Net Investment Factor” in this section, above). The value of an Annuity Unit for each Subaccount for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Subaccount (see “Net Investment Factor”) for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate.
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Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.
We build a 3% assumed interest rate into the annuity tables in the Contract used to determine the first Variable Annuity payment. (For Ven 1, Ven 3, Ven 7, Ven 8 and Ven 9 Contracts, the assumed interest is 4%.) The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity payments will not decrease is shown in the following table:
Contract Version	Rate
Venture ® 2006	4.04%
Ven 20, 22, and 24	4.45%
Ven 3, 7, 8 and 9	5.47%
Ven 1	5.36%
Transfers During the Pay-out Period
Once Variable Annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one Subaccount to another. You must submit your transfer request to our Annuities Service Center at least 30 days before the due date of the first annuity payment to which your transfer will apply. We make transfers after the Annuity Commencement Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the Annuity Units for the new Subaccount selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make to four per Contract Year. Once annuity payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Portfolio. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.
Surrenders
Full Surrenders During the Pay-out Period. You may surrender your Contract, after the Pay-out Period has begun, only if, at the time you annuitized, we offered and you selected a variable pay-out under a period certain only Annuity Option for 10, 15, or 20 years. Under this option, we will pay you the present value of any remaining guaranteed annuity payments (“Commuted Value”) of your Contract. The Commuted Value is determined on the day we receive your written request for surrender. We determine the Commuted Value by:
•	multiplying the number of Annuity Units we currently use to determine each payment by the respective Annuity Unit value on the last payment date (see “Annuity Units and the Determination of Subsequent Variable Annuity Payments” below for a description of an “Annuity Unit”);
•	assuming that the net investment factor for the remainder of the guarantee period will equal the assumed interest rate of 3%, resulting in level annuity payments; and
•	calculating the present value of these payments at the assumed interest rate of 3%.
If you elect to take the entire Commuted Value of the remaining annuity payments due in the Period Certain, no future annuity payments will be made.
Partial Surrenders During the Pay-out Period. We permit partial surrenders after the Pay-out Period has begun, only if, at the time you annuitized, we offered and you selected a variable pay-out under a period certain only Annuity Option for 10, 15, or 20 years. You may take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. The Commuted Value is determined in the manner described above on the day we receive your written request for surrender.
If you elect to take only the Commuted Value of some of the remaining annuity payments due in the Period Certain, we will reduce the remaining annuity payments during the remaining Period Certain by reducing the number of Annuity Units used to determine payments (see “Annuity Units and the Determination of Subsequent Variable Annuity Payments” in this section, below, for how we determine the initial number of Annuity Units used to determine payments). Since there will be fewer
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Annuity Units, your remaining payments will be reduced. The new number of Annuity Units used to determine future payments after an amount is commuted will equal a × {1 – ((b ÷ c) ÷ d)}, where:
a  equals the number of Annuity Units used to determine future payments before the commutation;
b  equals the dollar amount requested to be paid out as part of the commutation;
c   equals the present value of all Annuity Units to be paid out if there were no commutation, where the interest rate used to present value the Annuity Units is the assumed interest rate of 3%; and
d  equals the Annuity Unit value on the day the commutation is executed.
For example, assume that before you request a partial Commuted Value, you will receive 400 units a year for 10 years. You request $20,000 in Commuted Value. Since you are receiving those 400 units for 10 years, c equals the present value of 400 units for 10 years starting the end of this year at a rate of an assumed interest rate of 3%. This value is 3,412.08 units. Assuming the annuity unit value on the day the commutation is executed is $12.50, after the commutation you will receive 400 × {1 – (($20,000 ÷ 3412.08) ÷ $12.50)} = 212.43 units a year for 10 years.
Once annuity payments begin under an Annuity Option, you cannot make any additional withdrawals under a Contract with a GMWB Rider
Death Benefit During the Pay-out Period
If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the Pay-out Period, we make the remaining guaranteed payments to the Beneficiary. We make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant’s death. If no Beneficiary is living, we commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.
We do not make any payments to a Beneficiary, however, if the last surviving Covered Person dies while we are making payments under an Annuity Option providing only for payments for life, or payments during the Settlement Phase under an optional GMWB Rider. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for additional information.
Optional Guaranteed Minimum Income Benefits
Please see Appendix D: “Optional Guaranteed Minimum Income Benefits” for a general description of the Optional Guaranteed Retirement Income Program Riders that may enhance guaranteed income benefits under the Contract you purchased. These optional benefit Riders guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. We base the guarantee on an amount called the “Income Base,” which can be increased or decreased as provided in the Riders. The Guaranteed Retirement Income Program Riders were available only at Contract issue. The Riders cannot be revoked once elected.
Other Contract Provisions
Ownership
Prior to the Maturity Date, the Contract Owner is the person(s) designated in the specifications page or as subsequently named. On and after the Annuity Commencement Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.
You must make any requests to change ownership in writing and we must receive such written change at the Annuities Service Center. We reserve the right to approve or disapprove any change.
Before requesting a change of ownership or making an assignment of your Contract, please consider the following:
•	A change of ownership or a collateral assignment may be treated as a distribution from the Contract and subject to tax. We consider a collateral assignment to be a distribution from the Contract, and we will report any taxable amounts as may be required.
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•	In states where permitted, a change of ownership may result in termination of any applicable minimum withdrawal benefit guarantee. (If you purchased a GMWB Rider, you can get more information from Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits.”)
•	An addition of any Contract Owner may result in a reduction of the death benefit. We may reset the death benefit to an amount equal to the Contract Value as of the date of the change of ownership, and treat that amount as a “Purchase Payment” made on the same date for purposes of computing further adjustments to the amount of the death benefit.
•	In states where permitted, a substitution of any Contract Owner may result in a reduction of the death benefit. We may reset the death benefit to an amount equal to the Contract Value.
•	A change of ownership (or collateral assignment) is subject to the rights of any irrevocable Beneficiary.
•	You may not change ownership or make a collateral assignment after the earlier of the Maturity Date or the Annuity Commencement Date.
•	Contracts issued to a Qualified Plan may be subject to restrictions on transferability. For example, Qualified Contracts generally may not be transferred except by the trustee of an exempt employees’ trust which is part of a retirement plan qualified under section 401 of the Code or as otherwise permitted by applicable Treasury Department regulations. You may not be able to sell, assign, transfer, discount or pledge (as collateral for a loan or as security for the performance of an obligation, or for any other purpose) a Qualified Contract to any person other than us.
We assume no liability for any payments made or actions taken before a change is approved or an assignment is received or accepted (as applicable in the state where your Contract was issued). We assume no responsibility for the validity or sufficiency of any assignment. An absolute assignment or ownership change will revoke the interest of any revocable Beneficiary. Any resulting “Purchase Payment” will not be included in cumulative Purchase Payments and is not eligible for a Payment Enhancement, where available.
Group Contracts (John Hancock USA Contracts only). An eligible member of a group to which a group contract has been issued may have become an Owner under the Contract by submitting a completed application, if required by us, and a minimum Purchase Payment. If so, we issued a Contract summarizing the rights and benefits of that Owner under the group contract, or we issued an individual Contract to an applicant acceptable to us. We reserved the right to decline to issue a Contract to any person in our sole discretion. All rights and privileges under the Contract may be exercised by each Owner as to his or her interest unless expressly reserved to the group holder. However, provisions of any plan in connection with which the group contract was issued may restrict an Owner’s ability to exercise such rights and privileges.
In the case of a group annuity contract, we may not modify the group contract or any Contract without consent of the group holder or the Owner, as applicable, except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days’ notice to the group holder, we may change the administration fees, mortality and expense risk charges, annuity purchase rates and the market value charge (where applicable) as to any Contract issued after the effective date of the modification. All Contract rights and privileges not expressly reserved to the group holder may be exercised by each Owner as to his or her interests as specified in his or her Contract.
Acceptance of Contracts. John Hancock USA has discontinued new applications and issuance of new group contracts.
Annuitant
The Annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The Annuitant is entitled to receive all annuity payments under the Contract. If the Contract Owner names more than one person as an Annuitant, the second person named shall be referred to as “co-Annuitant.” The Annuitant is as designated on the Contract specifications page or in the application, unless changed. You must make any change of Annuitant in writing in a form acceptable to us and the change must be received at our Annuities Service Center. We must approve any change.
On the death of the Annuitant prior to the Annuity Commencement Date, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant (the Owner may name a new Annuitant). In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract on the Annuity Commencement Date.
If any Annuitant is changed and any Contract Owner is not a natural person, we normally distribute the entire interest in the Contract to the Contract Owner within five years. We reduce the amount distributed by charges that would otherwise apply upon withdrawal.
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Beneficiary
The Beneficiary is the person, persons or entity designated in your specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, we treat that person as the Beneficiary. You may change the Beneficiary subject to the rights of any irrevocable Beneficiary. You must make any change in writing and the change must be received at our Annuities Service Center. We must approve any change. If approved, we effect such change as of the date on which it was written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, any designated Contingent Beneficiary becomes the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, Treasury Department regulations may limit designations of Beneficiaries.
For Ven 1, Ven 3, Ven 7, Ven 8 and Ven 9 Contracts only, the Beneficiary is initially designated in the application. You may change the Beneficiary during the lifetime of the Annuitant subject to the rights of any irrevocable Beneficiary. You must make any change in writing and the change must be received at our Annuities Service Center. We must approve any change. If approved, we will effect such change as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. Prior to the Maturity Date, if no Beneficiary survives the Annuitant, the Contract Owner or the Contract Owner’s estate will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. In the case of certain Qualified Contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a Beneficiary and the Code may limit the payout options available for certain classes of Beneficiaries.
Modification
We may not modify your Contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.
Code Section 72(s)
In order for our Nonqualified Contracts (i.e., Contracts not purchased to fund an IRA or other Qualified Plan) to be treated as annuities under the Code, we will interpret the provisions of the Contract so as to comply with the requirements of section 72(s) of the Code, which prescribes certain provisions governing distributions after the death of the Owner.
Misstatement and Proof of Age, Sex or Survival
We normally require proof of age, sex (where permitted by state law) or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant’s correct age and sex. If we have made incorrect annuity or benefit payments under the Contract, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity or benefit payments.
Fixed Investment Options
Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the “1933 Act”), and each Company’s General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor a General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, federal securities laws may require disclosures relating to interests in a Fixed Investment Option and a General Account to be accurate.
Interest Rates and Availability. Currently, we do not make any Fixed Investment Options available for Additional Purchase Payments. However, you may previously have allocated some or all of your Contract Value to a Fixed Investment Option, and we may, in the future, make Fixed Investment Options available under the Contract, including a DCA Fixed Investment Option under the DCA program (see “Special Transfer Services – Dollar Cost Averaging Program” for details). A Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time-to-time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.
When you purchased the Contract, certain Fixed Investment Options may have been available to you as detailed below.
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John Hancock USA Contracts:
Fixed Investment Options under Ven 7 and Ven 8 Contracts. For these Contracts, 1, 3 and 6 year Fixed Investment Options may have been available at issue. As of October 7, 2002, new Purchase Payments may not be allocated to the 1 and 3 year Fixed Investment Options and as of December 30, 2002, new Purchase Payments may not be allocated to the 6 year Fixed Investment Option.
Fixed Investment Options under Ven 20 and Ven 22 Contracts. For these Contracts, 1 and 3 year Fixed Investment Options were available for Contracts issued prior to October 7, 2002. New Purchase Payments under these Contracts may not be allocated to the 1 or 3 year Fixed Investment Options, but transfers from the Variable Investment Options will be permitted. For Contracts issued on and after October 7, 2002, Purchase Payments and transfers to the 1 and 3 year Fixed Investment Options are not allowed.
In addition, 5 and 7 year Fixed Investment Options were available for Contracts issued prior to December 30, 2002. New Purchase Payments under these Contracts may not be allocated to the 5 or 7 year Fixed Investment Options, but transfers from the Variable Investment Options will be permitted. For Contracts issued on and after December 2002, Purchase Payments and transfers to the 5 and 7 year Fixed Investment Options are not allowed.
Fixed Investment Options under Venture® Contracts (Venture® 2006). Currently, we do not make any Fixed Investment Options available.
No Fixed Investment Options for Ven 1 and Ven 3 Contracts. These Contracts do not provide for a fixed-dollar accumulation prior to the Maturity Date. You should disregard the description in this Prospectus of the Fixed Investment Options, Loans and the transfer and Dollar Cost Averaging provisions, to the extent that they relate to the Fixed Investment Options.
John Hancock New York Contracts:
Fixed Investment Options under Ven 9 Contracts. For these Contracts, 1, 3 and 6 year Fixed Investment Options may have been available at issue.
Fixed Investment Options under Venture® Contracts (Ven 24). For these Contracts, 1, 3, 5 and 7 year Fixed Investment Options may have been available at issue. If you purchased your Contract on or after March 24, 2003, you may not make Purchase Payments or transfers to the Fixed Investment Options. However, if you purchased your Contract prior to March 24, 2003 and elected any of the available Fixed Investment Options, you may be able to make Additional Purchase Payments and transfer money from the Variable Investment Options to the Fixed Investment Options available under your Contract.
Fixed Investment Options under Venture® Contracts (Venture® 2006). Currently, we do not make any Fixed Investment Options available.
Certain states may impose restrictions on the availability of Fixed Investment Options under your Contract.
Transfers. During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA program (when available). Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.
You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Annuity Commencement Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish a single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Annuity Commencement Date.
Subject to certain regulatory limitations, we may determine to restrict payments and transfers to Fixed Investment Options at any time the declared interest rate in effect equals the minimum interest rate specified in your Contract.
Renewals. At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available
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is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period. If you do not specify a renewal option, we will select the one-year Fixed Investment Option.
Market Value Charge. Any amount withdrawn, transferred or borrowed from a Fixed Investment Account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The charge compensates us for our investment losses on amounts withdrawn, transferred or borrowed prior to the Maturity Date. The formula for calculating this charge is set forth in your Contract. A market value charge will be calculated separately for each Investment Account affected by a transaction to which a market value charge may apply. The market value charge for an Investment Account will be calculated by multiplying the amount withdrawn or transferred from the Investment Account by the adjustment factor described below.
For most Venture® Contracts, the adjustment factor is determined by the following formula: 0.75 × (B-A) × C/12 where:
A =  The guaranteed interest rate on the Investment Account.
B =  The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new Investment Account with the same length of guarantee period as the Investment Account from which the amounts are being withdrawn.
C =  The number of complete months remaining to the end of the guarantee period.
For purposes of applying this calculation, the maximum difference between “B” and “A” will be 3%. The adjustment factor may never be less than zero.
For Ven 7, Ven 8 and Ven 9 Contracts, however, the maximum difference between “B” and “A” will be 3%. The adjustment factor will never be greater than 2 × (A – 4%) and never less than zero. (“A” is the guaranteed interest rate on the Investment Account. “B” is the guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new Investment Account with the same length of guarantee period as the Investment Account from which the amounts are being withdrawn).
The total market value charge will be the sum of the market value charges for each Investment Account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the Investment Account from which the amounts are being withdrawn (B – A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B – A in the adjustment factor is positive).
We make no market value charge on withdrawals from the Fixed Investment Options in the following situations:
•	death of the Owner (death of Annuitant under Ven 7, Ven 8 and Ven 9 Contracts);
•	amounts withdrawn to pay fees or charges;
•	amounts applied at the Maturity Date to purchase an annuity at the guaranteed rates provided in the Contract;
•	amounts withdrawn from Investment Accounts within one month prior to the end of the guarantee period (applicable only to 3- and 6-year Fixed Investment Options for Ven 7, Ven 8 and Ven 9 Contracts);
•	amounts withdrawn from a one-year Fixed Investment Account (not applicable under Ven 7, Ven 8 and Ven 9 Contracts); and
•	amounts withdrawn in any Contract Year that do not exceed 10% of (i) total Purchase Payments less (ii) any prior withdrawals in that Contract Year.
In no event will the market value charge:
•	(for Ven 7, Ven 8 and Ven 9 contracts) be greater than the earnings attributable to the amount withdrawn or transferred from an Investment Account;
•	(for Ven 20, Ven 22 and Ven 24 contracts) be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an Investment Account exceed an annual rate of 3%;
•	together with any withdrawal charges for an Investment Account be greater than 10% of the amount transferred or withdrawn; or
•	reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the Contract.
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The cumulative effect of the market value and withdrawal charges could result in a Contract Owner receiving total withdrawal proceeds of less than the Contract Owner’s Purchase Payments.
Withdrawals. You may make total and partial withdrawals of amounts held in a Fixed Investment Option at any time during the Accumulation Period. Withdrawals from a Fixed Investment Option will be made in the same manner and be subject to the same limitations as set forth under “Withdrawals” above.
We reserve the right to defer payment of amounts withdrawn from a Fixed Investment Option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).
If you do not specify the Investment Options from which a withdrawal is to be taken, the withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options. Such withdrawals will be made from the Investment Options beginning with the shortest guarantee period. Within such a sequence, where there are multiple Investment Accounts within a Fixed Investment Option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA Fixed Investment Option is considered to have a shorter guarantee period than the one-year Fixed Investment Option.
The market value charge described above may apply to withdrawals from any Investment Option except for a one-year Fixed Investment Option. If a market value charge applies to a withdrawal from a Fixed Investment Option, it will be calculated with respect to the full amount in the Investment Option and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining Investment Account value.
Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. Withdrawals are permitted from Contracts issued in connection with Section 403(b) Plans only under limited circumstances. See “VII. Federal Tax Matters.”
Loans. We offer a loan privilege only to Owners of Contracts issued prior to November 12, 2007, in connection with Section 403(b) Plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under “VII. Federal Tax Matters – Qualified Contracts – Loans.” The market value charge described above may apply to amounts transferred from the Fixed Investment Accounts to the Loan Account in connection with such loans and, if applicable, will be deducted from the amount so transferred. The loan privilege is not available if you elected any optional guaranteed minimum withdrawal benefit Rider.
Charges. No asset based charges are deducted from Fixed Investment Options.
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VI.  Charges and Deductions
We assess charges and deductions under the Contracts against Purchase Payments, Contract Values, or withdrawal or annuity payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Portfolios that are described in the Portfolio prospectuses. For information on the optional benefit fees, please see the Fee Tables and the following Appendices: “Optional Enhanced Death Benefits,” “Optional Guaranteed Minimum Withdrawal Benefits” and/or “Optional Guaranteed Minimum Income Benefits.”
We may charge a separate fee for certain requested services (e.g., electronic fund transfers, providing replacement contracts, etc.).
Withdrawal Charges
If you make a withdrawal from your Contract during the Accumulation Period, we may assess a withdrawal charge. We base the withdrawal charge on the length of time a Purchase Payment has been in your Contract, and the amount of the withdrawal we attribute to unliquidated Purchase Payments.
Amounts to Which Withdrawal Charges Do Not Apply. We do not assess a withdrawal charge with respect to: (i) earnings accumulated in the Contract; (ii) Payment Enhancements (where applicable) and any earnings attributable to Payment Enhancements; (iii) certain other “free Withdrawal Amounts,” described below; (iv) distributions required to satisfy federal income tax minimum distribution requirements attributable to this Contract; or (v) Purchase Payments that are no longer subject to a withdrawal charge as described in the table below. A market value charge may apply to these transactions (see “V. Description of the Contract – Market Value Charge”).
We do not impose a withdrawal charge on amounts allocated to a “free Withdrawal Amount.” In any Contract Year, (except for Ven 1 and Ven 3 Contracts) the free Withdrawal Amount for that year is the greater of:
•	10% of total Purchase Payments (less all prior withdrawals in that Contract Year); and
•	the accumulated earnings of the Contract (i.e., the excess of the Contract Value on the date of withdrawal over unliquidated Purchase Payments).
See below for a description of the Ven 1 and Ven 3 free Withdrawal Amounts.
Amounts to Which Withdrawal Charges Do Apply. We first allocate a withdrawal to any free Withdrawal Amount and second to “unliquidated Purchase Payments” (i.e., the amount of all Purchase Payments in the Contract net of any withdrawals of Purchase Payments in excess of the free Withdrawal Amount that have been taken to date).
Withdrawals of up to the free Withdrawal Amount may be withdrawn without the imposition of a withdrawal charge. If the amount of a withdrawal exceeds the free Withdrawal Amount, the excess will be allocated to Purchase Payments which will be “liquidated” on a first-in first-out basis. On any withdrawal request, we will liquidate Purchase Payments equal to the amount of the withdrawal request which exceeds the free Withdrawal Amount in the order the Purchase Payments were made: the oldest unliquidated Purchase Payment first, the next Purchase Payment second, etc., until all Purchase Payments have been liquidated.
Upon a full surrender of a Contract, we will liquidate the excess of all unliquidated Purchase Payments over the free Withdrawal Amount for purposes of calculating the withdrawal charge.
How We Determine the Withdrawal Charge. We deduct from the amount paid to the Contract Owner as a result of the withdrawal, any applicable withdrawal charge, Contract and Rider fees, and any taxes. In the case of a withdrawal, the amount requested from an Investment Account may not exceed the value of that Investment Account less any applicable fees and charges.
There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner or, if applicable, the Annuitant, and we impose no withdrawal charges on the Annuity Commencement Date if the Contract Owner annuitizes as provided in the Contract.
Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sale expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts,
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or from general assets. Similarly, administrative expenses not fully recovered by the administration fees may also be recovered from such other sources.
For examples of calculation of the withdrawal charge, see Appendix A: “Examples of Calculation of Withdrawal Charge.” Withdrawals from the Fixed Investment Options may be subject to a market value charge in addition to the withdrawal charge.
Ven 1 Withdrawal Charge. The withdrawal charge (may also be referred to as “surrender charge”) assessed under the Ven 1 Contract is 5% of the lesser of (1) the amount surrendered or (2) the total of all Purchase Payments made within the sixty months immediately preceding the date of surrender. The charge is deducted from the Contract Value remaining after the Contract Owner is paid the amount requested, except in the case of a complete surrender when it is deducted from the amount otherwise payable. After the first Contract Year, no withdrawal charge will be made on that part of the first surrender in any Contract Year which does not exceed 10% of the Contract Value computed as of the date of such surrender. The right to surrender up to 10% of the Contract Value free of any withdrawal charge does not apply to Contracts issued in connection with Section 403(b) Plans. There is no withdrawal charge on distributions made as a result of the death of the Annuitant or Contract Owner. Under no circumstances will the total of all withdrawal charges exceed 5% of total Purchase Payments. The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage as shown in the Fee Table.
Ven 3 Withdrawal Charge. The withdrawal charge assessed under the Ven 3 Contract is 5%. The free Withdrawal Amount in any Contract Year is the greater of: (1) 10% of the Contract Value at the beginning of the Contract Year, or (2) 10% of the total Purchase Payments made in the current Contract Year and the preceding 4 Contract Years plus the amount of all unliquidated Purchase Payments made 5 or more Contract Years prior to the current Contract Year. Therefore, no withdrawal charge will apply to any Purchase Payment that has been in the Contract for at least 5 years. After all Purchase Payments have been liquidated, any accumulated earnings (i.e., the excess of the Contract Value on the date of the withdrawal over the unliquidated Purchase Payments) may be withdrawn free of charge. Under no circumstances will the total of all withdrawal charges exceed 5% of total Purchase Payments. The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage as shown in the Fee Table.
Ven 7, Ven 8 and Ven 9 Withdrawal Charge. In no event will the total withdrawal charges exceed 6% of the total Purchase Payments. The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage as shown in the Fee Table.
Ven 20, 22, 24 and Venture® 2006 Withdrawal Charge. We do not impose a withdrawal charge on amounts allocated to a free Withdrawal Amount, and in no event will the total withdrawal charges exceed 6% (8% if you elected the Payment Enhancement Rider in New York) of the total Purchase Payments. Upon a full surrender of a Venture® Contract issued on and after April 1, 2003, John Hancock USA will liquidate the excess of all unliquidated Purchase Payments over the free Withdrawal Amount for purposes of calculating the withdrawal charge. Upon full surrender of a John Hancock USA Contract issued before April 1, 2003, and for all John Hancock New York Contracts, we will liquidate the excess of the Contract Value over the free Withdrawal Amount, if lower.
Each Purchase Payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the Purchase Payment has been in the Contract. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown below. The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.
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John Hancock USA Contracts – Withdrawal Charges
(as percentage of Purchase Payments*)
	Ven 20 Ven 22 Venture® 2006	Ven 7 Ven 8	Ven 1 Ven 3
First Year	6%	6%	5%
Second Year	6%	6%	5%
Third Year	5%	5%	5%
Fourth Year	5%	4%	5%
Fifth Year	4%	3%	5%
Sixth Year	3%	2%	0%
Seventh Year	2%	0%	0%
Thereafter	0%	0%	0%
John Hancock New York Contracts – Withdrawal Charges
(as percentage of Purchase Payments*)
	Ven 24 Venture® 2006 (With Payment Enhancement)	Ven 24 Venture® 2006 (Without Payment Enhancement)	Ven 9
First Year	8%	6%	6%
Second Year	8%	6%	6%
Third Year	7%	5%	5%
Fourth Year	7%	5%	4%
Fifth Year	5%	4%	3%
Sixth Year	4%	3%	2%
Seventh Year	3%	2%	0%
Eighth Year	1%	0%	0%
Thereafter	0%	0%	0%
Waiver of Applicable Withdrawal Charge – Confinement to Eligible Nursing Home
(John Hancock USA Contracts only; not available in MA and NY)
For Contracts issued on or after May 1, 2002 (in states where approved), any applicable withdrawal charge will be waived on a total withdrawal prior to the Maturity Date if all of the following apply:
•	the Owner has been confined to an “Eligible Nursing Home” for at least 180 days (the waiver does not apply to the confinement of any Annuitant unless the Owner is a non-natural person);
•	the confinement began at least one year after the Contract Date;
•	confinement was prescribed by a “Physician”;
•	both the Owner and the Annuitant are alive as of the date we pay the proceeds of such total withdrawal; and
•	the request for a total withdrawal and “Due Proof of Confinement” are received by us, in Good Order, no later than 90 days after discharge.
An “Eligible Nursing Home” is a licensed “Long Term Care Facility” or “Hospital” providing medically necessary inpatient care that is prescribed in writing by a licensed “Physician” and is based on physical limitations which requires daily living in an institutional setting. A “Long Term Care Facility” is a facility which: (a) is located in the United States or its territories; (b) is licensed by the jurisdiction in which it is located; (c) provides custodial care under the supervision of a registered nurse (R.N.); and (d) can accommodate three or more persons. A “Hospital” is a facility which: (a) is licensed as a Hospital by the jurisdiction in which it is located; (b) is supervised by a staff of licensed “Physicians”; (c) provides nursing services 24 hours a day by, or under the supervision of, a registered nurse (R.N.); (d) operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and has access to medical, diagnostic and major surgical facilities.
A “Physician” is a person other than you, the Annuitants(s) or a member of your or the Annuitant’s families who is a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.), practicing within the scope of that license.
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“Due Proof of Confinement” is a letter signed by a Physician containing: (a) the date the Owner was confined, (b) the name and location of the Eligible Nursing Home, (c) a statement that the confinement was medically necessary in the judgment of the Physician, and (d) if applicable, the date the Owner was released from the Eligible Nursing Home.
The waiver described above is only applicable for total withdrawals and does not apply to partial withdrawals. The waiver is not available in all states and was not available for Contracts issued prior to May 1, 2002. Certain terms may vary depending on the state of issue as noted in your Contract. Withdrawals may be taxable and if made prior to age 59½ may be subject to a 10% penalty tax (see “VII. Federal Tax Matters”). Please consult with your own qualified tax professional before requesting the waiver.
There are or may be situations other than those described above or elsewhere in the Prospectus (see, e.g., “Reduction or Elimination of Charges and Deductions,” below) that merit waiver of withdrawal charges, which we may consider on a case-by-case basis.
Annual Contract Fee
We deduct each year an annual Contract fee of $30 as partial compensation for the cost of providing all administrative services attributable to the Contracts and the operations of the Separate Account and the Company in connection with the Contracts. However, if prior to the Maturity Date the Contract Value is equal to or greater than $99,000 at the time of the fee’s assessment, the fee will be waived. (There is no provision for waiver under Ven 1, Ven 3, Ven 7, Ven 8 and Ven 9 Contracts.) We deduct this administration fee on the Contract Anniversary during the Accumulation Period. It is withdrawn from each Investment Option in the same proportion that the value of such Investment Option bears to the Contract Value. If you withdraw the entire Contract Value on a day other than the Contract Anniversary, we will deduct the $30 Contract fee from the amount paid. During the Pay-out Period, we deduct the fee on a pro-rata basis from each annuity payment.
Asset-Based Charges
We deduct asset-based charges daily to compensate us primarily for our administrative and distribution expenses, and for the mortality and expense risks we assume under the Contracts. We do not assess asset-based charges against Fixed Investment Options.
Administration Fee
We allocate a portion of the asset-based charges, as shown in “III. Fee Tables,” to help cover our administrative expenses. We deduct from each of the Subaccounts a daily charge, at an annual effective rate of 0.15% of the value of each corresponding Variable Investment Option, to reimburse us for administrative expenses. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each Variable Investment Option. Even though administrative expenses may increase, we guarantee that it will not increase the administration fee. (We do not separately identify an administration fee for Ven 1 Contracts.)
Mortality and Expense Risks Fee
The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit (see “V. Description of the Contract – Death Benefit During Accumulation Period”). The expense risk we assume is the risk that any of the following, where applicable, may be insufficient to cover actual expenses: the annual fee, administration charges, distribution charge, or withdrawal charge.
To compensate us for assuming these risks, we deduct from each of the Subaccounts a daily charge at the annual effective rate of 1.25% of the value of the Variable Investment Options for all Contracts except Ven 1 and Venture® 2006 Contracts, 1.30% for Ven 1 Contracts, and 1.00% for the first 7 Contract Years (8 Contract Years if you elect the Payment Enhancement Rider) and 0.85% thereafter for Venture® 2006 Contracts. The rate of the mortality and expense risks charge cannot be increased. The charge is assessed on all active Contracts, including Contracts continued by a Spousal Beneficiary upon the death of the Contract Owner or continued under any Annuity Option payable on a variable basis. If the asset-based charges are insufficient to cover the actual cost of the mortality and expense risks assumed, we bear the loss. Conversely, if the charges prove more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other
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things, payment of distribution expenses. In cases where no death proceeds are payable (e.g., for Contracts continued by a non-Spousal Beneficiary upon the death of the Owner), or under the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, we continue to assess the Contractual mortality and expense risks charge, although we bear only the expense risk and not any mortality risk.
Reduction or Elimination of Charges and Deductions
(Not available in New York)
We may have reduced or eliminated the amount of the charges and deductions for certain Contracts where permitted by state law. These Contracts would involve sales to individuals or to a group of individuals in a manner that resulted in savings of sales or maintenance expenses or that we expected to result in reduction of other risks that are normally associated with the Contracts. We determined entitlement to such a reduction in the charges or deductions in the following manner:
•	We considered the size and type of group to which sales are made. Generally, per Contract sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts;
•	We considered the total amount of Purchase Payments to be received. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones;
•	We considered the nature of the group or class for which the Contracts were purchased including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts;
•	We considered any prior or existing relationship with us. Per-Contract sales expenses were likely to be less when there was a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts;
•	We considered the level of commissions paid to selling broker-dealers. Certain broker-dealers may have offered the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may have elected to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses; and
•	There may have been other circumstances that resulted in reduced expenses.
If after consideration of the foregoing factors, we determined that there would be a reduction in expenses, we provided a reduction in the charges or deductions. In the case of group contracts, we may have issued Contracts with a mortality and expense risks charge at rates less than those set out above, if we concluded that the mortality or expense risks of the groups involved were less than the risks determined for persons for whom the Contracts have been generally designed. In no event did we permit reduction or elimination of the charges or deductions where that reduction or elimination was unfairly discriminatory to any person. We reserve the right to modify, suspend or terminate any reductions or waivers of charges at any time.
We eliminated the withdrawal charge when a Contract was issued to officers, trustees, directors or employees (or a relative thereof) of ours, of any of our affiliates, or of the John Hancock Variable Insurance Trust.
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Premium Taxes
We make deductions for any applicable premium or similar taxes. Currently, certain jurisdictions assess a tax of up to 4% of each Purchase Payment.
In most cases, and subject to applicable law, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage by the amount subject to tax under the applicable state law.
	Premium Tax Rate[1]
State or Territory	Qualified Contracts	Nonqualified Contracts
CA	0.50%	2.35%
GUAM	4.00%	4.00%
ME [2]	0.00%	2.00%
NV	0.00%	3.50%
PR	1.00%	1.00%
SD [2]	0.00%	1.25% [3]
TX [4]	0.04%	0.04%
WV	1.00%	1.00%
WY	0.00%	1.00%
[1]	Based on the state of residence at the time the tax is assessed.
[2]	We pay premium tax upon receipt of Purchase Payment.
[3]	0.08% on Purchase Payments in excess of $500,000.
[4]	Referred to as a “maintenance fee.”
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VII.  Federal Tax Matters
Introduction
The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of a Contract is quite complex; please consult your own qualified tax professional with regard to the application of the law to your circumstances. This discussion is based on the Code, Treasury Department regulations, and Internal Revenue Service (“IRS”) rulings and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions.
This discussion does not address state or local tax consequences associated with a Contract. Further, this discussion also does not address the potential tax and withholding rules that might apply to a Contract held by, or distributions paid to, any foreign person, including any foreign financial institution, other entity or individual. Please consult with your tax professional if there is a possibility that a Contract might be held by, or payable to, a foreign person. In addition, we make no guarantee regarding any tax treatment – federal, state, or local – of any Contract or of any transaction involving a Contract.
Our Tax Status
We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our “policyholder reserves.” We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Portfolios. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract Owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on Separate Account assets that is passed through to Contract Owners.
The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future. (Please note that this discussion applies to federal income tax but not to any state and local taxes.)
Special Considerations for Optional Benefits
At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, a 10% penalty tax for premature withdrawals. We do not currently report charges for optional benefits as withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such.
If the Contract you purchased is not intended for use with a tax-qualified retirement plan or as an IRA (a “Nonqualified Contract”):
•	Any withdrawal you take ordinarily is taxable as ordinary income to the extent of any gain in the Contract at the time of the withdrawal.
•	Under current IRS guidance, we expect to determine gain on a withdrawal, including withdrawals during the “Settlement Phase” using the Contract Value. It is possible, however, that the IRS may take the position that the value of amounts guaranteed to be available in the future should also be taken into account in computing the taxable portion of a withdrawal. In that event, you may be subject to a higher amount of tax on a withdrawal.
•	Any annuity payments that you receive under an Annuity Option will be taxed in the manner described in “Taxation of Annuity Payments” below.
If the Contract you purchased is intended for use with a tax-qualified retirement plan or as an IRA (a “Qualified Contract”):
•	Please see “Roth IRAs – Conversions and Rollovers to Roth IRAs” below for additional information on the tax impact of optional benefit Riders on a conversion to a Roth IRA.
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•	The amount of any required minimum distributions may be increased under federal tax rules if your Contract has an optional death benefit or other optional benefit Rider. See “General Information Regarding Qualified Contracts” below.
You should consult with your own qualified tax professional for information on any optional benefit Rider.
General Information Regarding Nonqualified Contracts
(Contracts Not Purchased to Fund an IRA or Other Qualified Plan)
Tax Deferral During Accumulation Period
Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under section 72 of the Code. This means that, ordinarily, federal income tax on any gains in your Contract will be deferred until we actually make a distribution to you or you assign or pledge an interest in your Contract.
However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company, trust, or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person. This exception does not apply in the case of any employer which is the nominal owner of an annuity contract under a nonqualified deferred compensation arrangement for its employees.
In addition to the foregoing, if the Contract’s Maturity Date occurs, or is scheduled to occur, at a time when the Annuitant is at an advanced age, such as over age 95, it is possible that the Owner will be taxed currently on the annual increase in the Contract Value.
The remainder of this discussion assumes that the Contract will constitute an annuity for federal tax purposes.
Aggregation of Contracts
In certain circumstances, the IRS may determine the portion of a withdrawal from a contract that is includible in income by combining some or all of the annuity contracts owned by an individual which are not issued in connection with a Qualified Plan.
For example, if you purchase two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment not received as an annuity (including withdrawals prior to the Maturity Date) is includible in income. Thus, if during a calendar year you bought two or more of the Contracts offered by this Prospectus (which might be done, for example, in order to purchase different guarantees and/or benefits under different contracts), all of such Contracts would be treated as one Contract in determining whether withdrawals from any of such Contracts are includible in income. The IRS may also require aggregation in other circumstances. Please consult with your own qualified tax professional if you own or intend to purchase more than one annuity contract.
The effects of such aggregation are not always clear and depend on the circumstances. However, aggregation could affect the amount of a withdrawal that is taxable and the amount that might be subject to the 10% penalty tax described below.
Exchanges of Annuity Contracts
We may have issued the Contract in exchange for all or part of another annuity contract that you owned. Such an exchange would be tax free if certain requirements were satisfied. If you satisfied these requirements, your investment in the Contract immediately after the exchange is generally the same as that of the annuity contract you exchanged, increased by any Additional Purchase Payment you made as part of the exchange. Your investment in the Contract may be more, less or the same as the Contract Value immediately after the exchange. If your Contract Value exceeds your investment in the Contract, that excess represents gain in the Contract. You have to include that gain in your gross income if you subsequently take a withdrawal or distribution from the Contract (e.g., as a partial surrender, full surrender, annuity payment, or death benefit), or are deemed to receive a distribution (e.g., through a collateral assignment) from the Contract.
In Revenue Procedure 2011-38, the IRS amended the tax rules applicable to the partial exchange of an annuity contract for another annuity contract, effective for partial exchanges that occur after October 23, 2011. If you exchange part of an existing Contract after that date, and within 180 days of the exchange you receive a payment (e.g., you make a withdrawal) from either
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contract, all or a portion of the amount received could be includible in your income and also subject to a 10% penalty tax. The IRS has announced that it will apply general tax principles to determine the consequences of receiving such a payment. For example, the IRS could treat the payment as taxable only to the extent of the gain in the particular contract from which the payment was received. Alternatively, the IRS could determine that the payment was an integrated part of the exchange. In that case, the payment would be taxable to the extent of all the gain accumulated in the original Contract at the time of the partial exchange, regardless of whether the payment came from the existing Contract or from the contract received in the exchange. Application of general tax principles is dependent on the facts and circumstances of each case. However, amounts received as an annuity during the 180-day period are not subject to the new rules, provided that the annuity payments will be made for a period of at least 10 years or for a life or joint lives.
EXAMPLE: An annuity Contract had $100,000 of Contract Value, of which $56,000 was gain and $44,000 was the Owner’s investment in the Contract, or “cost basis.” After October 23, 2011, the Owner did a partial exchange of 25% of the Contract Value for a new annuity contract. Of the $25,000 transferred to the new contract, $14,000 represents gain and $11,000 represents cost basis transferred from the original Contract. Two months after the partial exchange, the Owner takes a withdrawal from the new contract in the amount of $17,000. If the IRS treats the withdrawal as a distribution from the new contract, only $14,000 will be taxable as a distribution of income ($25,000 of contract value – $11,000 of cost basis in the new contract). If instead the IRS determines that the withdrawal is part of the exchange, the entire $17,000 is taxable as income because there was $56,000 of gain in the original Contract at the time of the exchange.
Please consult with your own qualified tax professional in connection with an exchange of all or part of a Contract for another annuity contract, especially if you make a withdrawal from either contract after the exchange. The date a partial exchange occurs will be a factor in determining the tax treatment of subsequent withdrawals and other distributions from either contract.
Loss of Interest Deduction Where Contracts are Held by or for the Benefit of Certain Non-Natural Persons
In the case of Contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that is received or accrued by the Owner during the taxable year. Entities that have purchased the Contract, or entities that will be Beneficiaries under the Contract, should consult a qualified tax professional.
Taxation of Annuity Payments
When we make payments under a Nonqualified Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.
In the case of Variable Annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant’s life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under Treasury Department regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to income-tax. A simplified method of determining the taxable portion of annuity payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.
Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant’s last tax return or, if there is a Beneficiary entitled to receive further payments, will be distributed to the Beneficiary as described more fully below under “Taxation of Death Benefit Proceeds.”
Section 72(a)(2) of the Code permits partial annuitization of an annuity contract and specifies that the cost basis, or investment in the contract, be allocated pro rata between the portion of the contract being annuitized and the portion of the contract remaining deferred. We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. Accordingly, any portion of your Contract that you withdraw to be annuitized will be
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reported to the IRS as a taxable distribution unless you transfer it into another contract in a partial exchange conforming to the rules of section 1035 of the Code and Rev. Proc. 2011-38. Any such withdrawal, whether carried out as a tax-deferred partial exchange or as a taxable withdrawal, will be subject to withdrawal charges.
Surrenders, Withdrawals, Transfers and Death Benefits
When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if you or your Beneficiary do not select an extended payment option for a death benefit payment.
When you take a withdrawal from a Contract before the Maturity Date (or Annuity Commencement Date, if earlier), including a payment under a systematic withdrawal plan or guaranteed minimum withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. If a withdrawal exceeds the gain in your Contract, the excess amount is a tax-free return of your investment in the Contract. If you have recovered your entire investment in the Contract, any additional withdrawals based upon a Rider guarantee will be subject to income tax. If you assign or pledge any part of your Contract Value, the value so pledged or assigned is taxed the same as an actual withdrawal.
For purposes of determining the amount of taxable income resulting from a single sum payment or a withdrawal, all nonqualified annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below.
When an individual Owner transfers ownership of a Contract issued after April 22, 1987 without receiving full and adequate consideration, the transfer is taxed like a surrender. The transferor must include in gross income the amount by which the cash surrender value exceeds any investment in the Contract. The amount included in income may also be subject to a penalty tax for premature withdrawals as explained below. The new Owner's investment in the Contract is increased by the amount included in the transferor's gross income as a result of the transfer. These tax issues may apply, for example, in situations where the Owner and Annuitant are not the same person and are not married to each other. A qualified tax professional should be consulted in those situations. However, these tax rules do not apply to a transfer between Spouses or a transfer to a former Spouse incident to a divorce under Code section 1041.
Taxation of Death Benefit Proceeds
All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent of gain in the Contract.
Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:
•	if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or
•	if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or
•	if distributed as a series of withdrawals over the Beneficiary’s life expectancy, they are taxable to the extent there is gain in the Contract.
After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary’s income as follows:
•	if received in a single sum, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or
•	if distributed in accordance with an existing Annuity Option other than a Period Certain Only Annuity Option, they are fully excludible from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income; or
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•	if distributed in accordance with an existing Period Certain Only Annuity Option, the payments are taxed the same as the annuity payments made before death. A portion of each annuity payment is includible in income and the remainder is excluded from income as a return of the investment in the Contract.
Penalty Tax on Premature Distributions
There is a 10% penalty tax on the taxable portion of any payment from a Nonqualified Contract. Exceptions to this penalty tax include distributions:
•	received on or after the date on which the Contract Owner reaches age 59½;
•	attributable to the Contract Owner becoming disabled (as defined in the tax law);
•	made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;
•	made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Contract Owner or for the joint lives (or joint life expectancies) of the Contract Owner and a designated Beneficiary;* or
•	made with respect to certain annuities issued in connection with structured settlement agreements.
*	You may be subject to a retroactive application of the penalty tax, plus interest, if you begin taking a series of substantially equal periodic payments (Life Expectancy Distribution) and then modify the payment pattern (other than by reason of death or disability) before the later of your turning age 59½ and the passage of five years after the date of the first payment.
Diversification Requirements
Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have “investment control” over the underlying assets.
In certain circumstances, the Owner of a variable annuity contract may be considered the Owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the Contract Owner's gross income. The IRS has stated in published rulings that a variable Contract Owner will be considered the owner of separate account assets if the Contract Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the “extent to which Policyholders may direct their investments to particular subaccounts of a separate account without being treated as owners of the underlying assets.” As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable annuity contract despite the owner’s ability to allocate funds among as many as twenty subaccounts.
The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which the IRS determined that Contract Owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Value than was the case in those rulings, it is possible that you would be treated as the owner of your Contract’s proportionate share of the assets of the Separate Account.
We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Portfolio will be able to operate as currently described in its prospectus, or that a Portfolio will not have to change any of its investment objectives and policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract’s proportionate share of the assets of the Separate Account, but we are under no obligation to do so.
Medicare Tax on Unearned Income
A Medicare tax applies to certain unearned income at a maximum rate of 3.8% for taxable years beginning after December 31, 2012. Also referred to as the Net Investment Income tax, the tax is imposed on an amount equal to the lesser of (a) “net investment income” or (b) the excess of the taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income,” for these purposes, includes the excess (if any) of gross income from annuities, interest, dividends, royalties and rents, and certain net gain, over allowable deductions, as such terms are defined in the Code or as may be
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defined in future Treasury Regulations or IRS guidance. The term “net investment income” does not include any distribution from a plan or arrangement described in Code sections 401(a), 403(a), 403(b), 408 (i.e., IRAs), 408A (i.e., Roth IRAs) or 457(b).
Please consult your own qualified tax professional for further information about the impact of the additional Medicare Tax on your individual circumstances.
Puerto Rico Nonqualified Contracts
Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan (“Nonqualified Contract”) are generally treated as a nontaxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Nonqualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax on premature distributions from a Nonqualified Contract. The Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.
Annuitized distributions under a Nonqualified Contract are treated as part taxable income and part non-taxable return of principal. With annuitization, the annual amount excluded from gross income under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Nonqualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the expected payout. Generally Puerto Rico does not require income tax to be withheld from distributions of income from Nonqualified Contracts. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully.
General Information Regarding Qualified Contracts
(Contracts Purchased to Fund an IRA or Other Qualified Plan)
Numerous special tax rules apply to the participants in certain types of retirement plans that receive favorable treatment under the Code (“Qualified Plans”), and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in this Prospectus and in the SAI, but make no attempt to provide more than general information in this Prospectus and the SAI about use of Contracts with the various types of Qualified Plans.
When we issued a Contract in connection with a Qualified Plan (“Qualified Contract”), we may have amended the Contract as necessary to conform to the requirements of the Code. We have no responsibility, however, for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. Your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts.
Please consult your own qualified tax professional for specific information about the impact of tax rules and plan requirements on your particular facts and circumstances.
Additional Purchase Payments to Qualified Contracts
You may make Additional Purchase Payments to a Qualified Contract, subject to our requirements and limitations for Additional Purchase Payments (see “V. Description of the Contract – Purchase Payments” for information on our Additional Purchase Payment requirements and limitations):
•	as a transfer from a traditional IRA to a Contract issued as a traditional IRA;
•	as a direct or indirect rollover* from a retirement plan qualified under sections 401(a), 403(a) or 403(b) of the Code or a governmental deferred compensation plan described in section 457 of the Code to a Contract issued either as a traditional IRA or as a Roth IRA; or
•	by making annual contributions to the extent permitted under the Code.
*	We use the term “direct rollovers” to refer to amounts that a Qualified Plan remits directly to us as an Additional Purchase Payment. We use the term “indirect rollovers” to refer to amounts that you may receive from a Qualified Plan, and then remit to us as an Additional
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Purchase Payment. The Code permits an indirect rollover to be tax-deferred if it is contributed to an IRA within 60 days of receipt. Note that an individual can make only one indirect rollover from his IRA(s) during any 12-month period. The tax law does not limit the number of indirect rollovers from other Qualified Plans to an IRA.
Distribution Requirements
The Code imposes requirements on Qualified Plans to comply with minimum distribution requirements. We provide general information, below, on minimum distribution requirements for traditional IRAs, Roth IRAs and certain other Qualified Plans.
Traditional IRAs
Section 408 of the Internal Revenue Code (“Code”) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”) or traditional IRA (to distinguish it from the Roth IRA discussed below). Contracts issued as traditional IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible and the time when distributions may commence. Under the tax rules, the Owner and the Annuitant may not be different individuals. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. The Contract does not qualify for use in connection with an Education IRA under section 530 of the Code.
The Contract may be issued with a death benefit or certain benefits provided by an optional Rider. The presence of such benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the Required Minimum Distribution (“RMD”) rules.
Under our administrative rules beginning February 2009, we do not permit a Beneficiary of a Contract intended for use as a traditional IRA to purchase a new optional benefit Rider if the Beneficiary elected to maintain it as an inherited IRA or an inherited Roth IRA.
Contributions to a Traditional IRA
Eligible rollover distributions from certain types of qualified retirement plans may be rolled over on a tax-deferred basis into a traditional IRA by former participants in the plans. For these purposes, eligible rollover distributions include lump sum amounts payable from the plan upon termination of employment, termination of the plan, disability or retirement. Eligible rollover distributions do not include (i) required minimum distributions as described in section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments,” and (iii) if applicable, certain hardship withdrawals.
If you are the surviving Spouse and “designated beneficiary” (as defined in the tax law) of a participant in a tax-qualified retirement account, you may make a direct rollover contribution as an Additional Purchase Payment to a Contract issued as a traditional IRA to the extent permitted. See “V. Description of the Contract – Purchase Payments” for information on our Purchase Payment requirements.
Distributions from a Traditional IRA
In general, unless you rolled over non-deductible contributions from any other Qualified Plan or made non-deductible contributions to your Contract, all amounts paid out from a traditional IRA Contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable as ordinary income to you or to your beneficiary for payments made after your death. You may incur an additional 10% penalty tax if you surrender the Contract or make a withdrawal before you reach age 59½, unless certain exceptions apply as specified in section 72(t) of the Code. If any part of your direct rollover from a tax-qualified retirement plan includes after-tax contributions to the plan, or if you have made any non-deductible contributions to a Contract issued as a traditional IRA, part of any withdrawal or surrender distribution, single sum, death proceeds or annuity payment from the Contract may be excluded from taxable income when received.
You may make tax-deferred direct transfers from a Contract held as a Traditional IRA to another Traditional IRA. If instead you take a withdrawal with the intent to roll the proceeds to another IRA as an indirect rollover, you should be aware of certain limitations under the tax law. You must complete any indirect rollover within 60 days of receiving the withdrawal. Moreover, during any 12- month period, you can make only one indirect rollover, with respect to all IRAs you own including Roth IRAs. Any additional indirect rollover attempted during the 12-month period will be treated as a distribution, subject to income tax and potentially the 10% penalty tax.
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A Beneficiary who is not your Spouse may make a direct transfer to an inherited IRA of the amount otherwise distributable to him or her under a Contract issued as a traditional IRA.
Required Minimum Distributions from a Traditional IRA
Note: Under the federal CARES Act, the obligation to take any required minimum distribution during 2020 is waived.
Treasury Department regulations prescribe required minimum distribution (“RMD”) rules governing the time at which distributions from a traditional IRA to the Owner and Beneficiary must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to a Beneficiary or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or a lifetime income benefit feature may affect the amount of the RMD that must be made under the Contract. Failure to comply with RMD requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner turns age 70½, for those Contract Owners born before July 1, 1949. For Contract Owners born after June 30, 1949, distributions of minimum amounts must commence by April 1 of the calendar year following the calendar year in which the Owner turns age 72. The amount that must be distributed each year is computed on the basis of the Owner’s age, the value of the Contract (taking into account both the account balance and the actuarial present value of other benefits provided under the Contract), and the value of all other traditional IRAs owned by the taxpayer.
Distributions made from traditional IRAs (and Roth IRAs) after the Owner’s death must also comply with RMD requirements. Different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual and, if so, the Owner’s Spouse, or an individual other than the Owner’s Spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiary or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your own qualified tax professional.
If you make a direct transfer of all the value from a traditional IRA to any other traditional IRA, the minimum distribution requirements (and taxes on the distributions) apply to amounts withdrawn from the other traditional IRA.
Penalty Tax on Premature Distributions from a Traditional IRA
A 10% penalty tax may be imposed on the taxable amount of any payment from a traditional IRA. The penalty tax does not apply to a payment:
•	received on or after the date on which the Contract Owner reaches age 59½;
•	received on or after the Contract Owner’s death or because of the Contract Owner’s disability (as defined in the tax law); or
•	made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Contract Owner or for the joint lives (or joint life expectancies) of the Contract Owner and designated beneficiary.*
*	You may be subject to a retroactive application of the penalty tax, plus interest, if you begin taking a series of substantially equal periodic payments and then modify the payment pattern (other than by reason of death or disability) before the later of your turning age 59½ and the passage of five years after the date of the first payment.
In addition, the penalty tax does not apply to certain distributions from IRAs that are used for first time home purchases or for higher education expenses, or to distributions made to certain eligible individuals called to active duty after September 11, 2001. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from a traditional IRA for these purposes, please consult with your own qualified tax professional.
Exceptions from the penalty tax also apply to certain distributions taken for qualified birth or adoption expenses, certain qualified disaster distributions, as well as certain coronavirus-related distributions made during calendar year 2020. The Code also provides for the opportunity to repay such distributions to an eligible retirement plan, including an IRA. Please consult with your own qualified tax professional to determine whether you qualify for any of these exceptions and what tax treatment will apply to the distribution and any repayment.
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If you roll over a Contract issued as a traditional IRA to a Roth IRA by surrendering the Contract and purchasing a Roth IRA, you may be subject to federal income taxes, including withholding taxes. Please read “Conversion or Rollover to a Roth IRA,” below, for more information.
Roth IRAs
Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as traditional IRAs, but they differ in certain significant ways with respect to the taxation of contributions and distributions.
Contributions to a Roth IRA
Unlike a traditional IRA, contributions to a Roth IRA are not deductible. As with a traditional IRA, eligible rollover distributions from certain types of qualified retirement plans may be directly rolled over into a Roth IRA by former participants in the plan. For these purposes, eligible rollover distributions include lump sum amounts payable from the plan upon termination of employment, termination of the plan, disability or retirement. Eligible rollover distributions do not include: (i) required minimum distributions as described in section 401(a)(9) of the Code; (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments;” and (iii) if applicable, certain hardship withdrawals.
Federal income tax will apply to direct rollovers from “non-Roth” accounts in retirement plans described in sections 401(a), 403(a), 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code to Contracts issued as Roth IRAs. Please read “Rollover to a Roth IRA,” below, for more information. Under current rules, direct rollovers from “Roth” accounts in a 401(k) retirement plan to Contracts issued as Roth IRAs generally are not subject to federal income tax.
Distributions from a Roth IRA
Unlike a traditional IRA, distributions from Roth IRAs need not commence after the Owner turns age 70½ or 72. Distributions must, however, begin after the Owner’s death. Distributions after the Owner’s death must comply with the minimum distribution requirements described above for traditional IRAs. (Note: Under the federal CARES Act, the obligation to take any required minimum distribution during 2020 is waived.) Different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual and, if so, the Owner’s Spouse, or an individual other than the Owner’s Spouse.
If you wish to impose restrictions on the timing and the manner of payment of death proceeds to your designated beneficiary or if your Beneficiary wishes to extend payment of the Contract death proceeds over a period of time, please consult your own qualified tax professional. Under our administrative rules beginning February 2009, we do not permit a Beneficiary of a Contract intended for use as a Roth IRA to purchase a new optional benefit Rider if the Beneficiary elected to maintain it as a Roth IRA.
Qualified distributions from a Roth IRA are excluded from income. A qualified distribution for these purposes is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Contract Owner was made. Second, the distribution must be:
•	made after the Owner turns age 59½;
•	made after the Owner’s death;
•	attributable to the Owner being disabled; or
•	a qualified first-time homebuyer distribution within the meaning of section 72(t)(2)(F) of the Code.
A direct transfer from a Contract issued as a Roth IRA to another Roth IRA is not subject to income tax. However, during any 12- month period, you can make only one indirect rollover with respect to all IRAs you own, including Roth IRAs.
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Penalty Tax on Premature Distributions from a Roth IRA
Taxable distributions before age 59½ may also be subject to a 10% penalty tax. This early distribution penalty may also apply to amounts converted to a Roth IRA that are subsequently distributed within a 5-taxable year period beginning in the year of conversion. Please read “Penalty Tax on Premature Distributions from a Traditional IRA,” above, for more information.
The state tax treatment of a Roth IRA may differ from the federal income tax treatment of a Roth IRA. You should seek independent tax advice if you intend to use the Contract in connection with a Roth IRA.
Conversion or Rollover to a Roth IRA
You can convert a traditional IRA to a Roth IRA. You also can initiate a direct rollover distribution from a retirement plan described in sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code to a Roth IRA Contract. The Roth IRA annual contribution limit does not apply to conversion or rollover amounts, but you must satisfy our requirements for Additional Purchase Payments. See “V. Description of the Contract – Purchase Payments” for additional information.
You must pay tax on any portion of a conversion or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. If you convert a Contract issued as a traditional IRA to a Roth IRA, the amount deemed to be the conversion amount for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. If you convert a Contract issued as a traditional IRA to a Roth IRA, you may instruct us not to withhold any of the conversion amount for taxes and remittance to the IRS. If you do instruct us to withhold for taxes when converting a Contract issued as a traditional IRA to a Roth IRA, we will treat any amount we withhold as a withdrawal from your Contract, which could result in an Excess Withdrawal and a reduction in the benefit value of any elected optional guarantee Rider, in a proportion determined by the Rider. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more information about the impact of withdrawals.
If you direct the sponsor or administrator to transfer a rollover amount from your “non-Roth” Qualified Plan to a Roth IRA Contract, there is no mandatory tax withholding that applies to the rollover amount. A direct rollover to a Roth IRA is not subject to mandatory tax withholding, even though the distribution is includible in gross income.
Current tax law no longer imposes a restriction based on adjusted gross income on a taxpayer’s ability to convert a traditional IRA or other qualified retirement accounts to a Roth IRA. Accordingly, taxpayers with more than $100,000 of adjusted gross income may now convert such assets to a Roth IRA. Generally, the amount converted to a Roth IRA is included in ordinary income for the year in which the account was converted. Given the taxation of Roth IRA conversions and the potential for an early distribution penalty tax, you should consider the resources that you have available, other than your retirement plan assets, for paying any taxes that would become due the year of any such conversion or a subsequent year. You should seek independent qualified tax advice if you intend to use the Contract in connection with a Roth IRA.
You are not subject to federal income tax on a direct rollover of distributions from a Roth account in another Qualified Plan permitted to be rolled over into a Contract issued as a Roth IRA, or from a Contract issued as a Roth IRA to another Roth IRA.
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Other Qualified Plans
You may have purchased a Qualified Contract for use in connection with certain retirement plans that receive favorable treatment under the Code, but are not traditional IRAs or Roth IRAs. The other types of retirement plans (“Other Qualified Plans”) include:
Other Qualified Plan Type
SIMPLE IRA Plans	In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA plan if the employer employed no more than 100 employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. The requirements for minimum distributions from a SIMPLE IRA plan are generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA with a few exceptions.
Simplified Employee Pensions (SEP-IRAs)	Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees’ IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.
Section 403(b) Plans or Tax-Sheltered Annuities	Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. These Contracts are commonly referred to as “tax-sheltered annuities.” Please see the SAI for information on withdrawal restrictions under Section 403(b) Plans. You may request a copy of the SAI from the Annuities Service Center.
Corporate and Self-Employed Pension and Profit-Sharing Plans (H.R. 10 and Keogh)	Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-deferred retirement plans for employees. The Self-Employed Individuals’ Tax Retirement Act of 1962, as amended, commonly referred to as “H.R. 10” or “Keogh,” permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans; however, there are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans.
Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations	Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. A Section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency). When we make payments under a Section 457 Contract, the payment is taxed as ordinary income. Please see the SAI for information on restrictions under the Texas Optional Retirement Program. You may request a copy of the SAI from the Annuities Service Center.
In the case of a Contract held by the trustee of a Qualified Plan, references to the Owner in the discussion below should be read to mean the employee named as the Annuitant on the Contract.
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Collecting and Using Information
Through your participation in a Qualified Plan, the Company, your employer, your Plan administrator, and your Plan sponsor collect various types of confidential information you provide in your agreements, such as your name and the name of any Beneficiary, Social Security Numbers, addresses, and occupation information. The Company, your employer, the Plan administrator, and your Plan sponsor also collect confidential information relating to your Plan transactions, such as Contract Values, Purchase Payments, withdrawals, transfers, loans and investments. In order to comply with IRS regulations and other applicable law in servicing your Contract, the Company, your employer, the Plan administrator and the Plan sponsor may be required to share such confidential information among themselves, other current, former or future providers under your Qualified Plan, and among their employees. By maintaining a Contract for use in a Qualified Plan or by intending to make an Additional Purchase Payment, transfer of ownership, transfer, withdrawal or loan on an existing Contract used in a Section 403(b) Plan, you consent to such sharing of confidential information. The Company will not disclose any such confidential information to anyone, except as permitted by law or in accordance with your consent.
Contributions to Other Qualified Plans
You may make Additional Purchase Payments through rollovers or conversions only from certain types of Qualified Plans or by making annual contributions to the extent permitted under the Code and by us. See “V. Description of the Contract – Purchase Payments” for information on our Purchase Payment requirements.
We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code and the plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into Other Qualified Plans and contains rules to limit the total amount you can contribute to all of your IRAs and Other Qualified Plans. Trustees and administrators of Other Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Other Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.
Distributions from Other Qualified Plans
If permitted under your plan, you may take a withdrawal in the form of a distribution:
•	from a Contract intended for use with any Qualified Plan (other than a section 457 deferred compensation plan maintained by a tax-exempt organization) and make a “tax-free rollover” to a traditional IRA;
•	from a Contract intended for use with any Qualified Plan (other than a section 457 deferred compensation plan maintained by a tax-exempt organization) and make a “tax-free rollover” to a SIMPLE IRA, but only after the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual’s employer*; or
•	from a Contract intended for use with a retirement plan qualified under sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code and make a “tax-free rollover” to any such plans.
*	Note that if your Contract is a SIMPLE IRA, it does not accept a rollover from any Qualified Plan other than another SIMPLE IRA.
In addition, if your Spouse is your designated beneficiary and survives you, he or she is permitted to take a distribution from a Contact intended for use with your tax-qualified retirement account and make a “tax-free rollover” to another tax-qualified retirement account in which your surviving Spouse participates, to the extent permitted by your surviving Spouse’s plan. A Beneficiary who is not your surviving Spouse may, if permitted by the plan, make a direct rollover to a traditional IRA of the amount otherwise distributable to him or her upon your death under a Contract that is held as part of a retirement plan described in sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code. The IRA is treated as an inherited IRA of the non-Spouse Beneficiary. A Spouse Beneficiary may also make a direct rollover to an inherited IRA.
You may make a “tax-free rollover” to a Roth IRA from a Contract intended for use as a Roth account in a retirement plan described in section 401(a) or section 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code.
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In lieu of taking a distribution from your plan (including a section 457 deferred compensation plan maintained by a tax-exempt organization), your plan may permit you to make a direct trustee-to-trustee transfer of a Qualified Contract from the plan.
Current Treasury Department regulations provide a simplified method to determine the taxable portion of annuity payments under Contracts issued in connection with Other Qualified Plans. Please consult with your own qualified tax professional for further information.
Required Minimum Distributions from Other Qualified Plans
Note: Under the federal CARES Act, the obligation to take any required minimum distribution is waived for 2020.
Treasury Department regulations prescribe RMD rules governing the time at which distributions from Other Qualified Plans to the Owner and Beneficiary must commence and the form in which the distributions must be paid. These rules are substantially similar to the RMD rules described above for a traditional IRA, except that distributions of required minimum amounts must generally commence by the later of two dates as described below.
For a Qualified Plan participant born before July 1, 1949, required minimum distributions must generally begin by the later of:
•	April 1 of the calendar year following the calendar year in which the Qualified Plan participant turns 70½; or
•	April 1 of the calendar year following the calendar year in which Qualified Plan participant (other than a 5% owner) retires from the employer that sponsored the Qualified Plan.
For a Qualified Plan participant born after June 30, 1949, required minimum distributions must generally begin by the later of:
•	April 1 of the calendar year following the calendar year in which the Qualified Plan participant turns 72, or
•	April 1 of the calendar year following the calendar year in which the Qualified Plan participant (other than a 5% owner) retires from the employer that sponsored the Qualified Plan.
Penalty Tax on Premature Distributions from Other Qualified Plans
A 10% penalty tax may be imposed on the taxable amount of any payment from certain Qualified Contracts (but generally not section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual’s employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of distributions from certain Qualified Contracts, including a SIMPLE IRA, the penalty tax does not apply to a payment:
•	received on or after the date on which the Contract Owner reaches age 59½;
•	received on or after the Contract Owner’s death or because of the Contract Owner’s disability (as defined in the tax law); or
•	made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Contract Owner and “designated beneficiary” (as defined in the tax law).*
*	You may be subject to a retroactive application of the penalty tax, plus interest, if you begin taking a series of substantially equal periodic payments and then modify the payment pattern (other than by reason of death or disability) before the later of your turning age 59½ and the passage of five years after the date of the first payment.
Exceptions from the penalty tax also apply to certain distributions taken for qualified birth or adoption expenses, certain qualified disaster distributions, as well as certain coronavirus-related distributions made during calendar year 2020. The Code also provides for the opportunity to repay such distributions to an eligible retirement plan, including an IRA. Please consult with your own qualified tax professional to determine whether you qualify for any of these exceptions and what tax treatment will apply to the distribution and any repayment.
These exceptions, as well as certain others not described herein, generally apply to taxable distributions from Other Qualified Plans (although, in the case of plans qualified under sections 401 and 403 of the Code, the exception for substantially equal periodic payments applies only if the Contract Owner has separated from service). If you wish to take a distribution and rely on an exception to the penalty tax, please consult with your own qualified tax professional.
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Withholding on Eligible Rollover Distributions
Eligible rollover distributions from a retirement plan that is qualified under sections 401(a), 403(a) or 403(b) of the Code, or from a governmental deferred compensation plan described in section 457(b) of the Code are subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except: (i) minimum distributions required under section 401(a)(9) of the Code; (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments;” and (iii) if applicable, certain hardship withdrawals.
Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an eligible retirement plan, including a traditional IRA, or to a Roth IRA.
If we have to withhold a portion of your distribution, we will treat any amount we withhold as a withdrawal from your Contract, which could result in an Excess Withdrawal or other type of reduction in the guarantees and benefits that you may have purchased under an optional benefits Rider to your Contract.
We do not need to withhold any amounts if you provide us with information, on the forms we require for this purpose, that you wish to assign a Qualified Contract to another Qualified Plan and/or transfer amounts from that Contract directly to another Qualified Plan. Similarly, if you wish to make Additional Purchase Payments to a Qualified Contract, you may find it advantageous to instruct your existing retirement plan to transfer amounts directly to us, in lieu of making a distribution to you. You should seek independent tax advice if you intend to maintain a Contract for use with a Qualified Plan.
Designated Roth Accounts within Other Qualified Plans
The Small Business Jobs Act of 2010 authorizes: (1) participants in governmental deferred compensation plans described in section 457(b) to contribute deferred amounts to designated Roth accounts within their 457(b) plan; and (2) participants in 401(k), 403(b) and certain other plans to roll over qualified distributions into a designated Roth account within their plans, if allowed by their plans. The Contract, however, was not designed to separately account for any Contract Value in a single Contract that is split between Roth and non-Roth accounts, even if your 401(k) Plan, 403(b) Plan or 457 Plan allows you to split your account. If your plan allows it, and you split your Contract Value into Roth and non-Roth accounts, you or your plan administrator (in the case of 401(k) Plans) will be responsible for the accounting of your Contract Value for tax purposes: calculating withholding, income tax reporting, and verifying Required Minimum Distributions made under our Life Expectancy Distribution Program. We are not responsible for the calculations of any service provider that you may use to split Contract Value between Roth and non-Roth accounts. We will deny any request that would create such a split.
Rollover to a Roth IRA
Current tax law no longer imposes a restriction, based on adjusted gross income, on a taxpayer’s ability to initiate a direct rollover from a non-Roth account in a Qualified Plan to a Roth IRA. Accordingly, taxpayers with more than $100,000 of adjusted gross income may now initiate a direct rollover of a distribution from a retirement plan described in sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code to a Roth IRA. The Roth IRA annual contribution limit does not apply to rollover amounts.
You must, however, pay tax on any portion of the rollover amount that would have been taxed if you had not made a direct rollover to a Roth IRA. No similar limitations apply to rollovers to one Roth IRA from another Roth IRA or from a Roth account in a retirement plan described in section 401(a) or section 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code. Please note that the amount deemed to be the “rollover amount” for tax purposes may be higher than the Contract Value because of the deemed value of guarantees.
A 10% penalty tax for premature distributions may apply if amounts converted to a Roth IRA are distributed within the 5-taxable year period beginning in the year the conversion is made. Generally, the amount converted to a Roth IRA is included in ordinary income for the year in which the account was converted.
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If you instruct us to transfer a rollover amount from a Qualified Contract to a Roth IRA, we will assume it is permitted under your plan and you may instruct us to not withhold any of the rollover for taxes and remittance to the IRS. A direct rollover is not subject to mandatory tax withholding, even if the distribution is includible in gross income. If you instruct us to withhold taxes in connection with a direct rollover from an existing Contract to a Roth IRA, we will treat any amount we withhold as a withdrawal from your Contract. This could result in an Excess Withdrawal, or other reduction of the guarantees and benefits you may have purchased under an optional benefits Rider to your Contract. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for information about the impact of withdrawals on optional benefit Riders.
Given the taxation of direct rollovers to a Roth IRA and the potential for an early distribution penalty tax, you should consider the resources that you have available, other than your retirement plan assets, for paying any taxes that would become due the year of any such rollover or a subsequent year. You should seek independent qualified tax advice if you intend to use the Contract in connection with a Roth IRA.
Section 403(b) Plans
Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. If you purchased a Contract for use in a retirement plan intended to qualify under section 403(b) of the Code (a “403(b) Plan”), we may restrict your ability to make Additional Purchase Payments unless: (a) we receive the Additional Purchase Payment directly from the 403(b) Plan through your employer, the Plan’s administrator, the Plan’s sponsor or in the form of a transfer acceptable to us; (b) we have entered into an agreement with your 403(b) Plan concerning the sharing of information related to your Contract (an “Information Sharing Agreement”); and (c) unless contained in the Information Sharing Agreement, we have received a written determination by your employer, the Plan administrator or the Plan sponsor of your 403(b) Plan that the plan qualifies under section 403(b) of the Code and complies with applicable Treasury Department regulations (a “Certificate of Compliance”) (Information Sharing Agreement and Certificate of Compliance, together, the “Required Documentation”).
We may accept, reject or modify any of the terms of a proposed Information Sharing Agreement presented to us, and make no representation that we will enter into an Information Sharing Agreement with your 403(b) Plan.
Additional Purchase Payments. We will not accept Additional Purchase Payments in the form of salary reduction, matching or other similar contributions in the absence of the Required Documentation. Matching or other employer contributions to Contracts issued on or after January 1, 2009, will be subject to restrictions on withdrawals specified in the Section 403(b) Plan.
We will not knowingly accept transfers, in the absence of the Required Documentation, from another existing annuity contract or other investment under a 403(b) Plan to a previously issued Contract used in a 403(b) Plan. Subject to our receipt of the Required Documentation, such transfers shall be made directly from a Plan through an employer, a Plan administrator or a Plan sponsor, or by a transfer acceptable to us.
In the event that we do not receive the Required Documentation and you nonetheless direct us to accept a Purchase Payment, the transfer may be treated as a taxable transaction.
Please see the SAI for information regarding withdrawals under 403(b) Plans. You may request a copy of the SAI from the Annuities Service Center.
Loans under section 403(b) of the Code
You may be eligible for a loan of some or all of your Contract Value if:
•	We issued your Contract prior to November 12, 2007;
•	Your Contract does not contain a GMWB Rider;
•	Your Contract is intended for use with a retirement plan qualified under section 403(b) of the Code;
•	The retirement plan is not subject to Title 1 of ERISA; and
•	Your retirement plan permits you to request the loan.
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Loans from Qualified Contracts intended for use under retirement plans qualified under section 403(b) of the Code, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan and the manner in which the loan must be repaid.
Loans are subject to the Code, Treasury regulations, IRS rulings, and our procedures in effect at the time you apply for a loan. Because the rules governing loans under section 403(b) Contracts are complicated, please consult your own tax professional before exercising any loan privilege for which you are eligible. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.
Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.
We deduct the amount of any Unpaid Loans from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.
If you have a loan outstanding under a Contract intended for use with a Section 403(b) Plan, any surrender or transfer of your Contract may subject you to income taxation on the amount of the loan balance.
Puerto Rico Contracts Issued to Fund Retirement Plans
The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. If you purchased a Contract intended for use in connection with Puerto Rican “tax qualified” retirement plans, please note that the text of this Prospectus addresses U.S. federal tax law only and is inapplicable to the tax laws of Puerto Rico.
See Your Own Tax Professional
The foregoing description of federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information, please consult with your own qualified tax professional.
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VIII.  General Matters
Asset Allocation Services
We are aware that certain third parties may have offered asset allocation services (“Asset Allocation Services”) in connection with the Contracts through which a third party may transfer amounts among Investment Options from time to time on your behalf. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to a Separate Account’s policies that we have adopted to discourage disruptive frequent trading activity. (See “Transfers Among Investment Options.”) We do not endorse, approve or recommend such services in any way. If you authorize payment for such services from your Contract Value: (1) we treat the payments as withdrawals under the terms described earlier in this Prospectus; and (2) any such withdrawals may incur a withdrawal charge or other fee under the terms described in this Prospectus, which would be separate and in addition to any other charges and fees you may pay for other withdrawals. (See “V. Description of the Contract – Accumulation Period Provisions – Withdrawals” for information about the treatment of withdrawals under the Contract. You should also refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits,” or Appendix D: “Optional Guaranteed Minimum Income Benefits,” if you purchased one of our optional benefit Riders, for information about the impact of withdrawals on the Rider’s benefits.)
Distribution of Contracts
John Hancock Distributors, LLC (“JH Distributors”), a Delaware limited liability company that we control, is the principal underwriter and distributor of the Contracts offered through this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Variable Insurance Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.
JH Distributors’ principal address is 200 Berkeley Street, Boston, Massachusetts 02116. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the “1934 Act”) and is a member of the Financial Industry Regulatory Authority (“FINRA”).
We offered the Contracts for sale through broker-dealers that had entered into selling agreements with JH Distributors. Broker-dealers sold the Contracts through their registered representatives who were appointed by us to act as our insurance agents. JH Distributors may also have offered the Contracts directly to potential purchasers.
JH Distributors may continue to pay compensation to broker-dealers for the promotion, sale and servicing of the Contracts. Contract Owners do not pay this compensation directly. These payments are made from JH Distributors’ and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from a Portfolio’s distribution plan (“12b-1 fees”), the fees and charges imposed under the Contract, and other sources, including distribution plans of the underlying portfolios of a Portfolio that is a fund of funds.
The individual representative who sold you a Contract may receive a portion of the compensation that we pay for servicing an existing Contract, or that we pay upon receipt of an Additional Purchase Payment, under the representative’s own arrangement with his or her broker-dealer. We may also continue to pay commissions or overrides to a limited number of broker-dealers that provided marketing support and training services to the broker-dealers that sold and service the Contracts.
Standard Compensation
The amount and timing of compensation JH Distributors pays to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed 8% of Purchase Payments. In addition, beginning one year after each Purchase Payment, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments. The greater the amount of compensation paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation. This compensation is not paid directly by Contract Owners. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the Contract (see “VI. Charges and Deductions”).
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Revenue Sharing and Additional Compensation
In addition to standard compensation arrangements and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we, either directly or through JH Distributors, may have entered into special compensation or reimbursement arrangements (“revenue sharing”) with selected broker-dealers (“firms”). We determined which firms to support and the extent of the payments that we made and may continue to make. Under these arrangements, the form of payment may have been any one or a combination of a flat fee, a percentage of the assets we hold that are attributable to Contract allocations, a percentage of sales revenues, reimbursement of administrative expenses (including ticket charges), conference fees, or some other type of compensation.
In consideration of these arrangements, a firm may have given us preferential access to members of its sales force. In addition, the firm may have agreed to participate in our marketing and on-going training and servicing activities by allowing JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm’s sales force.
These arrangements were not offered to all firms, and the terms of such arrangements differed between firms. During 2012, we terminated these revenue sharing arrangements with broker-dealers with respect to the sale of the Contracts, although a small number of firms continue to receive revenue sharing payments in accordance with the terms of agreements entered into with those particular firms. We provide additional information on special compensation or reimbursement arrangements in the SAI, which is available upon request. Any such compensation, which may have been significant at times, does not result in any additional direct charge to you by us.
Broker-dealers may receive or may have received additional payments from us, either directly or through JH Distributors, in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement payments may have included, for example, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contract, and payments to assist a firm in connection with its marketing expenses and/or other events or activities sponsored by the firms. We may have contributed to, as well as sponsored, various educational programs, sales promotions and/or contests in which participating firms and their sales persons may have received gifts and prizes such as merchandise, cash, or other awards, as may be permitted by applicable FINRA rules and other applicable laws and regulations.
Differential Compensation
Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling or servicing other variable contracts. The compensation and revenue sharing arrangements may have given us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received from us under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may have given us benefits such as greater access to registered representatives. As a result, registered representatives may have been motivated to recommend one of our contracts over another issuer’s contract.
For sales representatives of certain affiliates, the amount of additional compensation paid was based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervised these sales representatives may also have been entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers was primarily based on sales of proprietary products, these sales representatives and their managers had an incentive to favor the sale of proprietary products over other products issued by non-affiliates.
Contracts Sold Directly Without Payment of Any Sales Compensation
(John Hancock USA Contracts only; not available in NY)
The Contract may have been sold directly to certain individuals under various circumstances that did not involve payment of any sales compensation to a registered representative. The following classes of individuals are eligible for this waiver:
•	officers, directors, trustees or employees (or a relative thereof) of John Hancock USA, Manulife, the John Hancock Variable Insurance Trust or any of their affiliates; and
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•	employees and registered representatives (and their immediate families) of registered broker-dealers (or their financial institutions) that: (1) have a sales agreements with John Hancock USA and its principal underwriter, JH Distributors, to sell the Contracts; and (2) have approved the payment of the credit to their employees and registered representatives.
Transaction Confirmations
We send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these transaction confirmations to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the delivery of the transaction confirmation, we will deem you to have ratified the transaction. We encourage you to register for electronic delivery of your transaction confirmations. Please contact the John Hancock Annuities Service Center at the applicable telephone number or internet address shown on the first page of this Prospectus for more information on electronic transactions.
Reinsurance Arrangements
From time to time, we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts’ guaranteed benefits, and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer’s contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees or other obligations.
Statements of Additional Information
Our Statements of Additional Information provide additional information about the Contracts, including the optional benefit Riders, and the Separate Accounts, including information on our history, services provided to the Separate Accounts and legal and regulatory matters. We filed the Statements of Additional Information with the SEC on the same date as this Prospectus, and incorporate them herein by reference. You may obtain a copy of the current Statements of Additional Information without charge upon request by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a website (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.
John Hancock Life Insurance Company (U.S.A.) Separate Account H
Statement of Additional Information

General Information and History
Accumulation Unit Value Tables
Services
        Independent Registered Public Accounting Firm
        Servicing Agent
        Principal Underwriter
        Special Compensation and Reimbursement Arrangements
Additional Information on Section 403(b) Plans or Tax-Sheltered Annuities
Additional Information on Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations
Legal and Regulatory Matters
Appendix A: Audited Financial Statements
John Hancock Life Insurance Company of New York Separate Account A
Statement of Additional Information

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General Information and History
Accumulation Unit Value Tables
Services
        Independent Registered Public Accounting Firm
        Servicing Agent
        Principal Underwriter
        Special Compensation and Reimbursement Arrangements
Additional Information on Section 403(b) Plans or Tax-Sheltered Annuities
Additional Information on Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations Legal and Regulatory Matters
Appendix A: Audited Financial Statements
Financial Statements
The Statements of Additional Information also contain the Company’s financial statements for the years ended December 31, 2019 and 2018, and its Separate Account financial statements for the year ended December 31, 2019 (the “Financial Statements”). Our Financial Statements provide information on our financial strength as of December 31, 2019, including information on our General Account assets that were available at that time to support our guarantees under the Contracts and any optional benefit Riders. The Company’s General Account consists of securities and other investments, the value of which may decline during periods of adverse market conditions.
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Appendix A: Examples of Calculation of Withdrawal Charge
(for Ven 20, 22, 24 and Venture® 2006 Contracts)
The following examples do not illustrate withdrawal charges applicable to Ven 7, Ven 8, Ven 9, Ven 3 or Ven 1 Contracts. The length and duration of these withdrawal charges for these versions of the Contract differs as shown in the Fee Tables.
Example 1. Assume a single payment of $50,000 is made into the Contract, no transfers are made, no Additional Purchase Payments are made, there are no withdrawals, and the Payment Enhancement is not elected. The table below illustrates five examples of the withdrawal charges that would be imposed if the Contract is completely withdrawn, based on hypothetical Contract Values. During any Contract Year the free Withdrawal Amount is the greater of accumulated earnings, or 10% of the total payments made under the Contract less any prior withdrawals in that Contract Year.
Contract Year	Hypothetical Contract Value	Free Withdrawal Amount	Payments Liquidated	Withdrawal Charge
				Percent	Amount
2	$55,000	$ 5,000[1]	$ 50,000	6%	$3,000
4	$50,500	$ 5,000[2]	$ 45,500	5%	$2,275
6	$60,000	$10,000 [3]	$ 50,000	3%	$1,500
7	$35,000	$ 5,000[4]	$45,000 [4]	2%	$ 900
8	$70,000	$20,000 [5]	$ 50,000	0%	$ 0
[1]	In the second Contract Year the earnings under the Contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (Contract Value less free Withdrawal Amount).
[2]	In the example for the fourth Contract Year, the accumulated earnings of $500 is less than 10% of payments, therefore the free Withdrawal Amount is equal to 10% of payments ($50,000 × 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (Contract Value less free Withdrawal Amount).
[3]	In the example for the sixth Contract Year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free Withdrawal Amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (Contract Value less free Withdrawal Amount).
[4]	In the example for the seventh Contract Year, the Contract has negative accumulated earnings ($35,000 – $50,000), so the free Withdrawal Amount is equal to 10% of payments ($50,000 × 10% = $5,000) and the withdrawal charge is applied to total payments less the free Withdrawal Amount. This calculation only applies to Contracts issued on or after April 1, 2003. For John Hancock USA Contracts issued prior to April 1, 2003 and for any John Hancock New York Contract, the withdrawal charge would be applied to the lesser of the total payments or the Contract Value, less the free Withdrawal Amount. In this example, the payments liquidated would be $30,000 ($35,000 – $5,000).
[5]	There is no withdrawal charge on any payments liquidated that have been in the Contract for at least 7 years.
Example 2. Assume a single payment of $50,000 is made into the Contract, no transfers are made, no Additional Purchase Payments are made, the Payment Enhancement is not elected, and there are a series of four withdrawals made during the second Contract Year of $2,000, $5,000, $7,000 and $8,000.
The free Withdrawal Amount during any Contract Year is the greater of the Contract Value less the unliquidated payments (accumulated earnings), or 10% of payments less 100% of all prior withdrawals in that Contract Year.
Hypothetical Contract Value	Withdrawal Requested	Free Withdrawal Amount	Payments Liquidated	Withdrawal Charge
				Percent	Amount
$65,000	$2,000	$15,000 [1]	$ 0	5%	$ 0
$49,000	$5,000	$ 3,000[2]	$2,000	5%	$100
$52,000	$7,000	$ 4,000[3]	$3,000	5%	$150
$44,000	$8,000	$ 0[4]	$8,000	5%	$400
[1]	For the first example, accumulated earnings of $15,000 is the free Withdrawal Amount since it is greater than 10% of payments less prior withdrawals ($5,000 – 0). The amount requested ($2,000) is less than the free Withdrawal Amount so no payments are liquidated and no withdrawal charge applies.
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[2]	The Contract has negative accumulate earnings ($49,000 – $50,000), so the free Withdrawal Amount is limited to 10% of payments less all prior withdrawals. Since $2,000 has already been withdrawn in the current Contract Year, the remaining free Withdrawal Amount during the third Contract Year is $3,000. The $5,000 withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.
[3]	The Contract has increased in value to $52,000. The unliquidated payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 – $2,000 – $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.
[4]	The free Withdrawal Amount is zero since the Contract has negative accumulated earnings ($44,000 – $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next Contract Year the full 10% of payments would be available again for withdrawal requests during that year.
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Appendix B: Optional Enhanced Death Benefits
This Appendix provides a general description of the optional enhanced death benefits that may have been available at the time you purchased a Venture® Contract. If you purchased an optional enhanced death benefit Rider, you pay the charge shown in the Fee Tables for that benefit as long as it is in effect.
You should carefully review your Contract, including any attached Riders, for complete information on benefits, conditions and limitations of any enhanced death benefit Riders applicable to your Contract. You should also carefully review “VII. Federal Tax Matters” for information about taxes applicable to optional benefit Riders.
The following is a list of the various optional enhanced death benefit Riders that you may have had available to you at issue. Not all Riders were available at the same time or in all states.
•	Guaranteed Earning Multiplier Death Benefit (Not offered in New York or Washington)
•	Triple Protection Death Benefit (Not offered in New York or Washington)
•	Enhanced Death Benefit (Ven 7 and Ven 8 Contracts only)
•	Annual Step-Up Death Benefit (Venture® 2006 Contracts only)
Guaranteed Earnings Multiplier
(Not offered in New York or Washington)
Depending on availability, you may have elected the optional Guaranteed Earnings Multiplier benefit for an additional charge of 0.20% of the value of the Variable Investment Options. With this benefit, on the death of any Contract Owner prior to the Maturity Date, John Hancock USA will pay the death benefit otherwise payable under the Contract plus the benefit payable under the Guaranteed Earnings Multiplier. Election of the Guaranteed Earnings Multiplier may only be made at issue, is irrevocable, and it may only be terminated as described below.
Subject to the maximum amount described below, the Guaranteed Earnings Multiplier provides a payment equal to 40% of the appreciation in the Contract Value (as defined below) upon the death of any Contract Owner if the oldest Owner is 69 or younger at issue, and 25% if the oldest Owner is 70 or older at issue.
The appreciation in the Contract Value is defined as the Contract Value less the sum of all Purchase Payments, reduced proportionally by any amount deducted in connection with withdrawals. The death benefit will also be reduced by the amount of any Unpaid Loans under a Contract in the case of certain Qualified Contracts.
If the oldest Owner is 69 or younger at issue, the maximum amount of the Guaranteed Earnings Multiplier benefit is equal to 40% of the sum of all Purchase Payments, less any amounts deducted in connection with withdrawals. If the oldest Owner is 70 or older at issue, the maximum amount of the Guaranteed Earnings Multiplier benefit is equal to 25% of the sum of all Purchase Payments, less any amounts deducted in connection with withdrawals.
The amount deducted in connection with withdrawals will be on a pro rata basis and will be equal to (i) multiplied by (ii) where:
(i)  is equal to the Guaranteed Earnings Multiplier benefit prior to the withdrawal; and
(ii)  is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.
If the Beneficiary under the Contract is the deceased Owner’s Spouse and elects not to take the death benefit as a lump sum, upon the death of any Owner the Contract and Guaranteed Earnings Multiplier will continue with the surviving Spouse as the new Contract Owner. In this case, upon the death of the surviving Spouse prior to the Maturity Date, a second Guaranteed Earnings Multiplier benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary.
For purposes of calculating the Guaranteed Earnings Multiplier benefit payable on the death of the surviving Spouse, the Guaranteed Earnings Multiplier benefit will be equal to zero on the date of the first Contract Owner’s death and the death benefit payable upon the first Contract Owner’s death will be treated as a Purchase Payment. In addition, all Purchase Payments made, and all amounts deducted in connection with withdrawals prior to the date of the first Contract Owner’s death, will not be considered in determining the Guaranteed Earnings Multiplier benefit.

Termination of the Guaranteed Earnings Multiplier
Guaranteed Earnings Multiplier will terminate upon the earliest to occur of: (a) the date the Contract terminates; (b) the Maturity Date; or (c) the date on which the Guaranteed Earnings Multiplier benefit is paid. However, as noted in the paragraph above, if the deceased Owner’s Spouse is the Beneficiary, the Spouse may elect to continue the Contract (including Guaranteed Earnings Multiplier) as the new Owner.
Guaranteed Earnings Multiplier Fee
A daily charge at an annual effective rate of 0.20% of the value of each Variable Investment Option is deducted from each Subaccount for the Guaranteed Earnings Multiplier.
The election of Guaranteed Earnings Multiplier on a Contract may not always be in your interest since an additional fee is imposed for this benefit.
Triple Protection Death Benefit
(Not offered in New York or Washington)
Depending on availability, you may have elected the Triple Protection Death Benefit, which provides a death benefit upon the death of any Owner prior to the Maturity Date. Under Triple Protection Death Benefit, no death benefit is payable on the death of any Annuitant, except that if any Contract Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. This benefit was available for Contracts issued between December 2003 and December 2004.
Once the Triple Protection Death Benefit is elected, it is irrevocable. If the Triple Protection Death Benefit is elected, the death benefit paid under the Triple Protection Death Benefit replaces any death benefit paid under the terms of the Contract. An additional annual fee of 0.50% (as a percentage of the Triple Protection Death Benefit) is imposed for the Triple Protection Death Benefit (see “Triple Protection Death Benefit Fee” below). Once the Triple Protection Death Benefit is elected, the Owner may only be changed to an individual that is the same age or younger than the oldest current Owner.
The death benefit paid under the Triple Protection Death Benefit is determined as of the date on which written notice and proof of death and all required forms are received in good order at our Annuities Service Center. The amount of the Triple Protection Death Benefit is equal to the “‘Enhanced Earnings Death Benefit’ Factor”* plus the greatest of:
•	the Contract Value;
•	the Return of Purchase Payments Death Benefit Factor*;
•	the Annual Step-Up Death Benefit Factor*; or
•	the Graded Death Benefit Factor*. (*defined below)
We may offer other optional Riders whose benefits and the names of such benefits are similar to the Triple Protection Death Benefit Factor. These other optional Riders are separate and distinct from the Triple Protection Death Benefit Factor; they contain separate optional Rider charges and their benefits and limitations may be different.
If there is any Debt under the Contract, the Triple Protection Death Benefit equals the amount described above less the Debt amount.
If the Beneficiary is the deceased Owner’s Spouse, and the Triple Protection Death Benefit is not taken in one sum immediately, the Contract and the Triple Protection Death Benefit Rider will continue with the surviving Spouse as the new Owner. Upon the death of the surviving Spouse prior to the Maturity Date, a second Triple Protection Death Benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary in accordance with the provisions of the Contract.
For purposes of calculating the second Triple Protection Death Benefit, payable upon the death of the surviving Spouse:
•	The Triple Protection Death Benefit paid upon the first Owner’s death (“first Triple Protection Death Benefit”) is not treated as a Purchase Payment to the Contract;
•	In determining the “Enhanced Earnings Death Benefit” Factor (see “‘Enhanced Earnings Death Benefit’ Factor” below), on the date the first Triple Protection Death Benefit was paid, the Earnings Basis is reset to equal the first Triple Protection Death Benefit. The Earnings Basis will be increased for any Purchase Payments made and decreased for any Withdrawal Reductions in connection with withdrawals taken after the date the first Triple Protection Death

Benefit was paid. All Purchase Payments made and all amounts deducted in connection with withdrawals prior to the date the first Triple Protection Death Benefit was paid will not be considered in the determination of the “Enhanced Earnings Death Benefit” Factor;
•	In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step-Up Death Benefit Factor; and (d) the Graded Death Benefit Factor), all Purchase Payments and all withdrawals before and after the date the first Triple Protection Death Benefit was paid will be considered.
Return of Purchase Payments Death Benefit Factor. For purposes of the Triple Protection Death Benefit, the Return of Purchase Payments Death Benefit Factor is equal to the sum of all Purchase Payments made less the sum of all Withdrawal Reductions in connection with withdrawals (see “Withdrawal Reductions” below).
“Enhanced Earnings Death Benefit” Factor. For purposes of the Triple Protection Death Benefit, the “Enhanced Earnings Death Benefit” Factor is equal to 50% multiplied by Earnings, as defined under the “Enhanced Earnings Death Benefit” Factor calculation of the Triple Protection Death Benefit Rider. For purposes of the “Enhanced Earnings Death Benefit” Factor calculation, Earnings are equal to the Contract Value minus the Earnings Basis. The Earnings Basis is equal to 150% of each Purchase Payment made less the sum of all Withdrawal Reductions in connection with withdrawals (see “Example” and “Withdrawal Reductions” below).
The Maximum “Enhanced Earnings Death Benefit” Factor is equal to 100% of the Earnings Basis.
Example. Assume you make a single Purchase Payment of $100,000 into the Contract, you make no Additional Purchase Payments and you take no withdrawals. Also assume the Contract Value is equal to $175,000 on the date we determine the Triple Protection Death Benefit. Based on these assumptions:
•	The “Earnings Basis” is equal to 150% of $100,000, or $150,000.
•	“Earnings” are equal to $175,000 minus $150,000, or $25,000.
•	The “Enhanced Earnings Death Benefit” Factor is equal to 50% of $25,000, or $12,500.
Note that for purposes of the Triple Protection Death Benefit, “Earnings” will always be less than the excess of Contract Value over Purchase Payments. In this example, “Earnings” are less than $75,000 (or $175,000 minus $100,000).
Annual Step-Up Death Benefit Factor. For purposes of the Triple Protection Death Benefit, the Annual Step-Up Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the Triple Protection Death Benefit Rider but prior to the oldest Owner’s turning age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary increased by all Purchase Payments made, less Withdrawal Reductions in connection with withdrawals since that Contract Anniversary (see “Withdrawal Reductions” below).
Graded Death Benefit Factor. For purposes of the Triple Protection Death Benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where:
1.  is equal to the sum of each Purchase Payment multiplied by the applicable Payment Multiplier obtained from the table below:
Number of Complete Years Payment has been in Contract	Payment Multiplier*
0	100%
1	110%
2	120%
3	130%
4	140%
5	150%
*If a Purchase Payment is received on or after the oldest Owner’s 71st birthday, the Payment Multiplier equals 100% in all years. Thus, for Purchase Payments made on or after the oldest Owner reaches age 71, the benefit provided by the Graded Death Benefit Factor is equal to the benefit provided by the Return of Purchase Payments Death Benefit Factor.

2.  is equal to the sum of Withdrawal Reductions in connection with withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on Purchase Payment and withdrawal history.
The Graded Death Benefit Factor will never be greater than Purchase Payments less the sum of all Withdrawal Reductions in connection with withdrawals taken plus $250,000.
Withdrawal Reductions. If total withdrawals taken during a Contract Year are less than or equal to 5% of total Purchase Payments (the “Annual Withdrawal Limit”), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the Contract Value attributed to the amount of each withdrawal.
The guaranteed death benefits provided by Triple Protection Death Benefit are adjusted at the point of each withdrawal but may be recalculated if subsequent withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionally. If a subsequent Purchase Payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.
Investment Options
We reserve the right to restrict Investment Options at any time. We will notify the Owner in writing at least 30 days prior to restricting an Investment Option. If we restrict an Investment Option, you may not be able to transfer or allocate Contract Value or Purchase Payments to the restricted Investment Option after the date of the restriction. Any amounts previously allocated to an Investment Option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed Investment Options may be renewed subject to the terms of the Contract.
At the current time, there are no additional Investment Option restrictions imposed when the Triple Protection Death Benefit Rider is chosen.
Termination of Triple Protection Death Benefit Rider
The Owner may not terminate the Triple Protection Death Benefit Rider. However, the Triple Protection Death Benefit will terminate automatically upon the earliest of:
•	the date the Contract terminates;
•	the Maturity Date; or
•	the later of the date on which the Triple Protection Death Benefit is paid, or the date on which the second Triple Protection Death Benefit is paid, if the Contract and the Triple Protection Death Benefit Rider are continued by the surviving Spouse after the death of the original Owner.
Triple Protection Death Benefit Fee
Prior to termination of the Triple Protection Death Benefit Rider, on each Contract Anniversary, the Triple Protection Death Benefit fee is calculated by multiplying 0.50% by the Triple Protection Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the Triple Protection Death Benefit fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.
If there is a total withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the Triple Protection Death Benefit fee from the amount paid upon withdrawal. The Triple Protection Death Benefit fee will be determined based on the Triple Protection Death Benefit that would have been payable had death occurred immediately prior to the total withdrawal. For purposes of determining the Triple Protection Death Benefit fee, the commencement of annuity payments shall be treated as a total withdrawal.
Enhanced Death Benefit
An Enhanced Death Benefit was available for certain Ven 7 and Ven 8 Contracts. If you purchased this optional benefit Rider, we “step up” the minimum death benefit each Contract Year instead of over the six Contract Year period described in the “Death Benefit During Accumulation Period” section of the Prospectus. In addition, if the Annuitant dies after the first of the month following his or her 85th birthday, the death benefit during the Accumulation Period is the greater of:
•	the Contract Value; or
•	the total amount of Purchase Payments less any amounts deducted in connection with withdrawals.
If you purchased this optional benefit, you paid the greater of: (i) at least 10% of all Purchase Payments made to the Contract through the date the Enhanced Benefit first became available in the state where your Contract was issued; or (ii) $10,000.
This Enhanced Death Benefit became available for Ven 7 and Ven 8 Contracts issued:
After:	In the states of:
August 15, 1994	Florida, Maryland and Washington
October 3, 1994	Idaho, New Jersey and Oregon
January 3, 1995	California
This Enhanced Death Benefit was also available for Contracts issued prior to August 15, 1994. Contracts with a Contract Date prior to the date the Enhanced Death Benefit first became available in the state of issue may also have been exchanged for a new Contract which provides for an alternative enhanced death benefit.
Annual Step-Up Death Benefit
You may have elected the optional Annual Step-Up Death Benefit:
•	for an additional charge of 0.20% of the value of the Variable Investment Options;
•	as long as you met our issue age requirements (see below); and
•	for Contracts issued in February 2009 and later, if the Contract was not intended to be used with an IRA you inherited from someone else (sometimes referred to as a “Beneficiary IRA”), unless you are the Spouse of the decedent and own the IRA in your own name.
For Contracts issued after June 2010 (dates may vary by state), the Annual Step-Up Death Benefit was only available if you (and every joint Owner) were under age 75 when we issued the Contract.
For all Contracts issued prior to June 2010 (dates may vary by state), the Annual Step-Up Death Benefit was available only if you (and every joint Owner) were under age 80 when we issued the Contract.
The Annual Step-Up Death Benefit was only available at Contract issue and cannot be revoked once elected.
Rider Benefit
The amount of the death benefit for the Annual Step-Up Death Benefit is the greater of:
•	the death benefit described under “Death Benefit During Accumulation Period”; or
•	the Annual Step-Up Death Benefit.
For Contracts issued after June 2010 (dates may vary by state), the Annual Step-Up Death Benefit is the highest Anniversary Value that may be achieved before you (or any joint Owner) reach 75 years old.
For all Contracts issued prior to June 2010 (dates may vary by state), the Annual Step-Up Death Benefit is the highest Anniversary Value that may be achieved before you (or any joint Owner) reach 81 years old.
Anniversary Value. For purposes of the Rider, the greatest Anniversary Value is equal to the Contract Value on each Contract Anniversary, plus any subsequent Purchase Payments, less any amounts deducted in connection with withdrawals since the Contract Anniversary. The amount deducted in connection with withdrawals will be on a pro rata basis and will be equal to (a) multiplied by (b) where:
(a)  is equal to the Annual Step-Up Death Benefit prior to the withdrawal; and
(b)  is equal to the Withdrawal Amount divided by the Contract Value prior to the withdrawal.

Additional Purchase Payments. Additional Purchase Payments, up to specified limits, can increase amounts guaranteed under the Annual Step-Up Death Benefit Rider. Our restrictions on Additional Purchase Payments, however, may prevent you from increasing the death benefit under your Contract based on Additional Purchase Payments, and may also prevent you from increasing the amounts we guarantee under an Annual Step-Up Death Benefit Rider.
Continuation of Rider upon Death of Owner. If the Beneficiary under the Contract is the Contract Owner’s surviving Spouse and elects to continue the Contract, the Contract and the Annual Step-Up Death Benefit will continue with the surviving Spouse as the new Contract Owner, subject to our issue age rules. For purposes of calculating the Annual Step-Up Death Benefit payable upon the death of the surviving Spouse, the death benefit paid upon the first Owner’s death will be treated as a payment to the Contract. In addition, all payments made and all amounts deducted in connection with withdrawals prior to the date the first death benefit is paid will be excluded from consideration in determining the Annual Step-Up Death Benefit. In determination of the Annual Step-Up Death Benefit, the Anniversary Values for all prior Contract Anniversaries are set to zero as of the date the first death benefit is paid.
Termination of the Optional Annual Step-Up Death Benefit
The Annual Step-Up Death Benefit will terminate upon the earliest to occur of:
(a)  the date the Contract terminates;
(b)  the Maturity Date;
(c)  the date on which the Annual Step-Up Death Benefit is paid; and
(d)   (for Contracts issued on or after June 18, 2010 (dates may vary by state)) the date the Owner is changed or the Contract is assigned, unless:
(i)  the new Owner is a guardian, a custodian or a trust established for the sole benefit of the previous Owner; or
(ii)  the new Owner is an individual and the previous Owner was a guardian, a custodian or a trust established for the sole benefit of that individual; or
(iii)  the change is from one guardian, custodian or trust established for the sole benefit of an individual to another guardian, custodian or trust established for the sole benefit of that individual; or
(iv)  the Ownership is transferred to the Owner’s Spouse following the death of the Owner; or
(v)  the Contract is assigned to a guardian, a custodian or a trust established for the sole benefit of the previous Owner; or
(vi)  the assignment is for purposes of a tax qualified exchange.
Annual Step-Up Death Benefit Fee
A daily charge in an amount equal to 0.20% of the value of each variable Investment Account on an annual basis is deducted from each Subaccount for the Annual Step-Up Death Benefit.
Qualified Plans
If you use your Contract in connection with a Qualified Plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Annual Step-Up Death Benefit) may have on your plan. Please consult your own qualified tax professional. Federal tax law may limit the period over which the death benefit can be paid when the Beneficiary is not your surviving spouse.
The Annual Step-Up Death Benefit may not always be in your interest since an additional fee is imposed for this benefit and we provide no assurance that investment performance will be sufficient to result in an increased death benefit.

Appendix C: Optional Guaranteed Minimum Withdrawal Benefits
This Appendix describes the following optional guaranteed minimum withdrawal benefit (“GMWB”) Riders that may be part of a previously issued Contract:
Income Plus For Life® Series Riders:
•	Income Plus For Life® 1.11 Series:
•	Income Plus For Life® 1.11
•	Income Plus For Life – Joint Life® 1.11
•	Income Plus For Life® 5.09 Series:
•	Income Plus For Life® 5.09
•	Income Plus For Life – Joint Life® 5.09
•	Income Plus For Life® 12.08 Series:
•	Income Plus For Life® 12.08
•	Income Plus For Life – Joint Life® 12.08
•	Income Plus For Life® (Quarterly Step-Up Review) Series
•	Income Plus For Life® (Quarterly Step-Up Review)
•	Income Plus For Life – Joint Life® (Quarterly Step-Up Review)
•	Income Plus For Life® (Annual Step-Up Review) Series*
•	Income Plus For Life® (Annual Step-Up Review)
•	Income Plus For Life – Joint Life® (Annual Step-Up Review)
*	The Income Plus For Life® (Annual Step-Up Review) Series Riders were previously referred to as “Income Plus For Life®” and “Income Plus For Life – Joint Life®.”
Principal Plus for Life Series Riders
•	Principal Plus for Life
•	Principal Plus for Life Plus Automatic Annual Step-Up
•	Principal Plus for Life Plus Spousal Protection
Principal Plus Rider
Principal Returns Rider
These optional GMWB Riders are no longer available to be added to your Contract. If you purchased any of these Riders, you pay the charge shown in the Fee Tables for that benefit as long as it is in effect. These Riders were not available at all times we offered a Contract, nor were they available in all states. Where they were available, we only permitted one GMWB Rider to be purchased per Contract. You should review your Contract carefully to determine which of these optional benefit Riders, if any, you purchased. These Riders cannot be revoked once elected.
We describe a different type of optional benefit Rider, known as a “Guaranteed Minimum Income Benefit Rider,” in Appendix D.
General Information about Guaranteed Minimum Withdrawal Benefit Riders
This section of the Appendix provides general information about our GMWB Riders. We provide specific information about each GMWB Rider’s features in the sections that follow.

Forms of Guaranteed Amounts
Our GMWB Riders provide two different types of benefits:
Lifetime Income Amount. This type of benefit provides a guarantee of a minimum amount available for annual withdrawals for the duration of a single lifetime, or for the duration of two (“joint”) lifetimes. Lifetime Income Amount guarantees begin on a Lifetime Income Date.
Guaranteed Withdrawal Amount. This type of benefit provides a guarantee of a minimum amount available for annual withdrawals that will last for a period of time measured by a Benefit Base (sometimes referred to as a “Guaranteed Withdrawal Balance”). Initial Guaranteed Withdrawal Amounts are generally determined on the date you purchase a Rider, but may be increased if you defer taking withdrawals and decreased if you take Excess Withdrawals.
The Rider you purchased may provide either a Lifetime Income Amount or a Guaranteed Withdrawal Amount or both types of benefits. We describe the types of benefits for each Rider in the Features section of this Appendix.
Covered Person(s)
Please review the “Features” section of the applicable Rider to determine if the Rider provides a lifetime income guarantee and, if so, whether it can be based on a single life or on joint lives.
Single Life Guarantee. For Riders that provide a lifetime income guarantee based on the life of a single Covered Person, the Covered Person is the oldest Owner at issue of the Rider. We may have waived the requirement of Contract ownership and permitted you to designate a Covered Person who is an Annuitant in situations where the Owner is not the Annuitant.
EXAMPLE: We permit the Annuitant to be a Covered Person if a custodial account owns a Qualified Contract for the benefit of an Annuitant.
The Covered Person must remain an Owner (or an Annuitant, subject to our underwriting rules) to receive benefits under the Rider.
Joint Life Guarantee. For Riders that provide a lifetime income guarantee based on the lifetime durations of two Covered Persons, we determined the Covered Persons at the time you elected the Rider. A spouse may need to qualify as a “spouse” under state law (a “Spouse”) to be treated as a Covered Person under the Contract.
For Riders issued with Nonqualified Contracts:
•	both Spouses must be named as co-Owners of the Contract; or
•	if only one Spouse is named as an Owner of the Contract (or Annuitant if the Owner is a non-natural person), the other Spouse must be designated as the Beneficiary of the Contract.
For Riders issued with Qualified Contracts:
•	one Spouse must be named as the Owner (or Annuitant if the Owner is a non-natural person); and
•	the Owner’s Spouse must be the designated Beneficiary.
A Covered Person will no longer qualify as such (i.e., that Covered Person will be removed from the Rider) if that person is no longer designated as an Owner, co-Owner, Annuitant, co-Annuitant or Beneficiary as required above. In the event that you and your Spouse become divorced after you purchased the Rider, you may not add a new Spouse as a Covered Person. If you remove your Spouse as an Owner, Beneficiary or Annuitant, that person will no longer be a Covered Person under the Rider (see “Impact of Divorce” in “V. Description of the Contract – Accumulation Period Provisions” for additional information on the impact of divorce). You may lose benefits under the Rider if a Covered Person is removed from the Rider.
Availability of Guaranteed Minimum Withdrawal Benefit Riders
You could have elected a GMWB Rider at the time you purchased a Contract. Once you elected a GMWB Rider, its effective date usually is the Contract Date (unless we permitted otherwise) and it is irrevocable. We charge an additional fee for each Rider that differs by Rider.
Changes to the Owner, Annuitant or Beneficiary designations after the Rider is issued may reduce, limit, or terminate benefits available under the Rider.

Rider Fees
We charge an additional fee on each Contract Anniversary for a GMWB Rider, and reserve the right to increase the fee on the effective date of each Step-Up in the benefits under that Rider. We withdraw the amount of the fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We deduct the pro rata share of the annual fee from the Contract Value:
•	on the date we determine the death benefit;
•	after the Annuity Commencement Date at the time an Annuity Option begins; or
•	at full surrender of the Contract; or
•	depending on the Rider, on the date an Excess Withdrawal reduces the Contract Value to zero.
We do not deduct any additional Rider fee during the Settlement Phase or after the Annuity Commencement Date once an Annuity Option begins.
Fee for Income Plus For Life® 1.11 Series Riders. The current fee is equal to 1.00% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to change either the Income Plus For Life® 1.11 or Income Plus For Life – Joint Life® 1.11 fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.
Fee for Income Plus For Life® 5.09 Series Riders. The current fee is equal to 0.90% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to change either the Income Plus For Life® 5.09 or Income Plus For Life – Joint Life® 5.09 fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.
Fee for Income Plus For Life® 12.08 Series Riders. The fee is equal to 0.85% of the Adjusted Benefit Base for Contracts issued outside of New York, and 0.80% for Contracts issued in New York. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to change either the Income Plus For Life® 12.08 or Income Plus For Life – Joint Life® 12.08 fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.
Fee for Income Plus For Life® (Quarterly Step-Up Review) Series Riders. The fee is equal to 0.75% of the Adjusted Benefit Base for Contracts issued outside of New York, and 0.70% for Contracts issued in New York. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to change either the Income Plus For Life® (Quarterly Step-Up Review) or Income Plus For Life – Joint Life® (Quarterly Step-Up Review) fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.
Fee for Income Plus For Life® (Annual Step-Up Review) Series Riders. The fee is equal to 0.60% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to change the Income Plus For Life® (Annual Step-Up Review) or Income Plus For Life – Joint Life® (Annual Step-Up Review) fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.
Fee for Principal Plus for Life. The fee is equal to 0.40% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Anniversary) increased by the amount of any Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Plus for Life fee on the effective date of each Step-Up. In such a situation, the Principal Plus for Life fee will never exceed 0.75%.

Fee for Principal Plus for Life Plus Automatic Annual Step-Up. The current fee is equal to 0.70% of the Adjusted Benefit Base. The fee for Riders purchased December 15, 2008 through April 30, 2009 is 0.70% of the Adjusted Benefit Base. The fee for Riders purchased June 16, 2008 through December 12, 2008 is 0.55% of the Adjusted Benefit Base. The fee for Riders purchased prior to June 16, 2008 is 0.60% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Plus for Life Plus Automatic Annual Step-Up Rider fee on the effective date of each Step-Up. In such a situation, the Principal Plus for Life Plus Automatic Annual Step-Up Rider fee will never exceed 1.20%.
Fee for Principal Plus for Life Plus Spousal Protection. The fee is equal to 0.65% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by any the amount of Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Plus for Life Plus Spousal Protection Rider fee on the effective date of each Step-Up. In such a situation, the Principal Plus for Life Plus Spousal Protection Rider fee will never exceed 1.20%.
Fee for Principal Plus. The fee is equal to 0.30% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary adjusted by the amount of any Step-Up, Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Plus fee on the effective date of each Step-Up. In such a situation, the Principal Plus fee will never exceed 0.75%.
Fee for Principal Returns. The fee is equal to 0.50% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Returns fee on the effective date of each Step-Up. In such a situation, the Principal Returns fee will never exceed 0.95%.
If we decide to increase the rate of a Rider fee at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-Up. If you decline a scheduled Step-Up, we will not increase the Rider fee at that time. You will have the option to elect a Step-Up within 30 days of subsequent Step-Up Dates. If you decide to step-up a guaranteed amount at that time, we will thereafter resume automatic Step-Ups on each succeeding Step-Up Date.
Restrictions on Additional Purchase Payments
If you purchased a GMWB Rider, we restrict your ability to make Additional Purchase Payments to the Contract without our prior approval.
Restrictions on Additional Purchase Payments for Nonqualified Contracts. If we issued your Contract not in connection with an IRA or other Qualified Plan, we will not accept, without our prior approval:
•	(Contracts issued in states other than OR and NJ) any Additional Purchase Payment after the first Contract Anniversary; or
•	(Contracts issued in OR or NJ) any Additional Purchase Payment after the first Contract Anniversary following the Rider Date if your total Additional Purchase Payments after the first Contract Anniversary exceed $100,000.
Restrictions on Additional Purchase Payments for Qualified Contracts. If we issued your Contract in connection with a Qualified Plan, including an IRA, we will not accept, without our prior approval:
•	(Contracts issued in states other than OR and NJ) Additional Purchase Payments on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issued your Contract after you became Age 64);
•	(Contracts issued in OR or NJ) Additional Purchase Payments on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issued your Contract after you became Age 64), if your total payments after the first Contract Anniversary exceed $100,000; but

•	(all Contracts) any Purchase Payment after the oldest Covered Person becomes age 81.
For Contracts issued with Principal Plus, we reserve the right to apply the Nonqualified Contract Additional Purchase Payment Restrictions to Qualified Contracts.
Additional Purchase Payments for both Nonqualified Contracts and Qualified Contracts are also subject to the following:
•	You may not make an Additional Purchase Payment, without our approval, if your Contract Value exceeds $1 million at the time of payment or if the Additional Purchase Payment would cause your Contract Value to exceed $1 million.
•	You may not make an Additional Purchase Payment during a Rider’s Settlement Phase (see “Settlement Phase” below).
•	Other limitations on Additional Purchase Payments may vary by state.
You should consult with a qualified tax professional regarding your GMWB Rider for further information on tax rules affecting Qualified Contracts, including IRAs.
Approval of Additional Purchase Payments through Automatic Withdrawals from Bank Accounts and Payroll Deduction Plans. We will continue to accept Additional Purchase Payments under the terms of your Contract and GMWB Rider when made in connection with an automatic withdrawal program from your bank account, brokerage account or other account you hold at a similar financial institution (“Financial Account Plan”) or in connection with a payroll deduction plan (“Payroll Plan”) if:
•	the Financial Account Plan or Payroll Plan was in effect prior to May 4, 2012,
•	no automatic withdrawal program from your Contract is in effect, and
•	your Rider is not in the Settlement Phase.
Additional Purchase Payments will be subject to our prior approval, however, if any of the following apply:
•	you make the payment under a Bank Plan and it exceeds the amount authorized on May 4, 2012 to be withdrawn periodically from your bank account and paid to us as an Additional Purchase Payment; or
•	your Contract Value exceeds $1 million at the time of payment, under either a Bank Plan or Payroll Plan; or
•	your Contract Value is less than $1 million and the Additional Purchase Payment under either a Bank Plan or Payroll Plan would cause your Contract Value to exceed $1 million; or
•	(Qualified Contracts) you make the payment after the later of the first Contract Anniversary following the Rider Date or the Age 65 Contract Anniversary and your total payments after the first Contract Anniversary exceed $100,000.
For Qualified Contracts, we will not accept an Additional Purchase Payment under a Bank Plan or Payroll Plan after the oldest Covered Person becomes age 81.
Approval of Additional Purchase Payment to Prevent Cancellation of Contracts. If (where permitted by state law) we intend to cancel a Contract at the end of any two consecutive Contract Years (three for Contracts issued in New York) in which no Purchase Payments have been made, we will mail notice to you at your last known address to allow you to make the necessary Additional Purchase Payment to keep your Contract in force.
Approval of Other Additional Purchase Payments. There may be circumstances other than as described above where we may approve Additional Purchase Payments for Contracts with GMWB Riders. We may modify, suspend, waive or terminate our restrictions on Additional Purchase Payments at any time. For further information, contact your financial representative or our Annuities Service Center.
Impact of Additional Purchase Payment Restrictions on Increases in Guaranteed Amounts. The restrictions on Additional Purchase Payments described above may prevent you from increasing the amount of any Credits or Step-Ups we would otherwise have applied to the Benefit Base based on Additional Purchase Payments, and may prevent you from increasing the amounts we guarantee under a GMWB Rider as a result of Additional Purchase Payments.
Restrictions on Investment Options Under Guaranteed Minimum Withdrawal Benefit Riders.
If you purchased any of our GMWB Riders, you must invest 100% of your Contract Value at all times in one or more of the Investment Options we make available for these Riders. Under our current rules, you must invest either:
(a)  among the currently available individual Investment Options (see “Available Individual Investment Options” below); or

(b)  in a manner consistent with any one of the restricted Model Allocations for which you may have been eligible (see “Restricted Model Allocations” below).
Subject to our restrictions on frequent trading:
•	if you are invested in one or more of the available individual Investment Options, you may transfer Contract Value between these Investment Options; or
•	if you are invested in a restricted Model Allocation, you may transfer 100% of your Contract Value from the restricted Model Allocation to one or more of the currently available individual Investment Options.
You may not specify the Investment Option from which you wish to make a withdrawal; withdrawals are taken in accordance with our default procedures described in “V. Description of the Contract – Accumulation Period Provisions – Withdrawals.” We allocate Additional Purchase Payments in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all distribution partners.
You should consult with your financial representative to assist you in determining whether investing in any individual Investment Option or Model Allocation is suitable for your financial needs and risk tolerance.
Available Individual Investment Options. If you purchased a Contract with a GMWB Rider, we limit the individual Investment Options to which you may allocate your Contract Value. The currently available individual Investment Options invest in the following Portfolios:
•	Lifestyle Balanced Portfolio
•	Lifestyle Conservative Portfolio
•	Lifestyle Growth Portfolio
•	Lifestyle Moderate Portfolio
•	Managed Volatility Balanced Portfolio
•	Managed Volatility Conservative Portfolio
•	Managed Volatility Growth Portfolio
•	Managed Volatility Moderate Portfolio
•	Total Bond Market Trust
•	Ultra Short Term Bond Trust
You may allocate your Contract Value to any combination of these Investment Options and you may also use our DCA program from your selected Source Investment Option, in connection with your selected Investment Options.
Restricted Individual Investment Options. The following individual Investment Options, which may have been available when you purchased a GMWB Rider, are currently restricted (“Restricted Options”):
•	American Asset Allocation Trust
•	Capital Appreciation Value Trust
•	Money Market Trust
If all or a portion of your Contract Value was allocated to one or more of the Restricted Options on the last day it was available, you may continue to allocate Additional Purchase Payments to that Restricted Option, except to the Money Market Investment Option. No additional amounts may be allocated to the Money Market Investment Option. Also, you will not be able to transfer amounts from another Investment Option to any of the Restricted Options. And you will no longer be able to use the Restricted Option if at any point you transfer all of your Contract Value out of that Restricted Option into any of the available individual Investment Options.
We reserve the right to restrict Investment Options in your variable Investment Account at any time. If we restrict an Investment Option, you may not be able to allocate or transfer Additional Purchase Payments (even if the Additional Purchase Payments are not otherwise restricted) or Contract Value into the Restricted Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option.

For more information regarding these Portfolios, including information relating to their investment objectives, policies and restrictions, and the risks of investing in such Portfolios, please see “IV. General Information about Us, the Separate Accounts and the Portfolios” as well as the prospectuses for the applicable Portfolios. You can obtain a copy of the Portfolios’ prospectuses by contacting the Annuities Service Center shown on the first page of this Prospectus. You should read a Portfolio’s prospectus carefully before investing in the corresponding Variable Investment Option.
Restricted Model Allocations. We do not currently make “Model Allocations” available. If you allocated Contract Value to one of the Model Allocations shown below in the Table of Restricted Model Allocations on or before the last day it was available, you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value, including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation if you transfer your Contract Value to any Investment Option other than as permitted in that Model Allocation.
If you are permitted to use a restricted Model Allocation, you may also continue to use our DCA program from any available DCA Source Investment Option in connection with that restricted Model Allocation. You also authorize us to rebalance your entire Contract Value allocated to that restricted Model Allocation on a quarterly basis to the fixed percentages shown in the table for each Investment Option in that Model Allocation. In addition, you may not make any transfers to other Investment Options except to transfer 100% of your Contract Value to one or more of the available individual Investment Options.
None of the Model Allocations is a fund of funds. We do not actively manage any Model Allocation. Once you invest in a Model Allocation, we will not change the allocation percentages (except to rebalance) or component Portfolios based on changes in investment strategy, market conditions or expectations of future performance. Because a Model Allocation does not change, you should periodically consult with your financial representative to ensure that your selected Model Allocation continues to be appropriate for your needs and circumstances.
Table of Restricted Model Allocations. The following 10 Model Allocations were available with Contracts issued with GMWB Riders issued prior to May 1, 2009, and are restricted as described above. The percentages indicated in the table are the percentage allocations of each Portfolio currently within the Model Allocations.
Restricted Model Allocations:
Model Allocation Name	Model Allocation Percentage	Portfolio Name
Global Balanced PS (only available to Global Balanced investors; not available after June 30, 2014)	30% 25% 25% 20%	Fundamental Large Cap Value Trust American International Trust Lifestyle Balanced Portfolio Opportunistic Fixed Income Trust
American Global Diversification (not available after April 30, 2009)	65% 20% 10% 5%	American Global Growth Trust Select Bond Trust High Yield Trust Emerging Markets Value Trust
Fundamental Holdings of America (not available after April 30, 2009)	35% 25% 25% 15%	Select Bond Trust American Growth-Income Trust American Growth Trust American International Trust
Global Balanced (not available after April 30, 2007)	30% 25% 25% 20%	Fundamental Large Cap Value Trust American International Trust Managed Volatility Balanced Portfolio Opportunistic Fixed Income Trust
Blue Chip Balanced (not available after April 30, 2007)	40% 30% 30%	Investment Quality Bond Trust American Growth Trust American Growth-Income Trust
Value Strategy (not available after February 10, 2006)	30% 30% 20% 20%	Fundamental Large Cap Value Trust Equity Income Trust Active Bond Trust Strategic Income Opportunities Trust

Model Allocation Name	Model Allocation Percentage	Portfolio Name
Growth Blend (not available after February 10, 2006)	40% 20% 20% 20%	Blue Chip Growth Trust American Growth-Income Trust Active Bond Trust Strategic Income Opportunities Trust
Core Holdings of America (not available after August 1, 2005)	35% 25% 25% 15%	Active Bond Trust American Growth Trust American Growth-Income Trust American International Trust
Core Solution (not available after April 30, 2005)	34% 33% 33%	Strategic Income Opportunities Trust Blue Chip Growth Trust Equity Income Trust
Value Blend (not available after April 30, 2005)	40% 20% 20% 20%	Equity Income Trust American Growth Trust Active Bond Trust Strategic Income Opportunities Trust
Global (not available after April 30, 2005)	30% 30% 20% 20%	Disciplined Value International Trust Opportunistic Fixed Income Trust American Growth-Income Trust Blue Chip Growth Trust

A Model Allocation may experience volatility in its investment performance or lose money, depending on the performance of the component Portfolios referenced above. Your investment in the Portfolios will fluctuate and, when redeemed, may be worth more or less than your original investment. For more information regarding each Portfolio that we permit you to invest in through a Model Allocation, including information relating to that Portfolio’s investment objectives, policies and restrictions, and the risks of investing in that Portfolio, please see “IV. General Information about Us, the Separate Accounts and the Portfolios,” as well as the Portfolio’s prospectus. You can obtain a Prospectus containing more complete information on each of the Portfolios by contacting the respective Annuities Service Center shown on the first page of this Prospectus. You should read the Portfolio’s prospectus carefully before investing in the corresponding Investment Option.
Increases in Guaranteed Amounts
We may increase the amounts we guarantee under a GMWB Rider as a result of Additional Purchase Payments that we accept (see “Restrictions on Additional Purchase Payments,” above), Credits and Step-Ups.
Additional Purchase Payments. Additional Purchase Payments, up to specified limits, can increase amounts guaranteed under the GMWB Riders. Our restrictions on Additional Purchase Payments, however, may prevent you from increasing the amounts we guarantee under a GMWB Rider.
Credits. You may be able to increase the amount we guarantee under your GMWB Rider if you defer making withdrawals during the periods described in the Rider.
Step-Ups. If your Contract experiences favorable investment performance while a GMWB Rider is in effect, you may be able to increase the amount we guarantee under your GMWB Rider on certain Anniversary Date(s) of your Contract. Step-Ups may occur only when a Rider is in effect, and before the Settlement Period for that Rider.
We describe Additional Purchase Payments, Credits and Step-Ups in the discussion of each Rider’s features in this Appendix.
Withdrawals, Distributions and Settlements under Guaranteed Minimum Withdrawal Benefit Riders
Overview. Each of our GMWB Riders permits you to withdraw a guaranteed minimum annual amount during the Accumulation Period, subject to the terms and conditions of the specific Rider you elected. We may have determined the amount of the initial guaranteed minimum annual amount after you purchased the Rider, depending on the type of guaranteed minimum withdrawal benefit you purchased.
Our Income Plus For Life® Series Riders and Principal Plus for Life Series Riders permit you to withdraw a guaranteed minimum annual amount (called the “Lifetime Income Amount”) during the Accumulation Period that begins on a Lifetime Income Date and can last for as long as a Covered Person lives. The Lifetime Income Date depends on the age of the Covered Person when we issued your Contract.

Our Principal Plus, Principal Plus for Life Series Riders and Principal Returns Riders guarantee the return of your Purchase Payments in the Contract, regardless of market performance, as long as you limit your annual withdrawals to a guaranteed minimum amount (called the “Guaranteed Withdrawal Amount”), beginning on the date you purchased the Rider.
Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. You may become ineligible for certain Credits, however, if you take withdrawals during the Rider’s Credit Period. We reduce your Contract Value and your death benefit each time you take a withdrawal.
Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals of more than the amount guaranteed under the terms of the Rider you select.
If you purchased an Income Plus For Life® Series Rider or a Principal Plus for Life Series Rider before the Lifetime Income Date, your future Lifetime Income Amount could be significantly reduced if:
•	you take withdrawals prior to the Lifetime Income Date, or
•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.
Please refer to the “Features” section for each Rider for specific information about the amount you are permitted to withdraw without affecting future guaranteed minimum amounts.
Excess Withdrawals may reduce or eliminate future guaranteed minimum withdrawal values.
Pre-authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with a GMWB Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. The Income Made Easy Program allows you to select withdrawals under your Rider in the following ways: (A) the annual guaranteed amount (“full allowable amount”) under your Rider, which automatically increases to reflect an increase in the annual guaranteed amount under the Rider resulting from a Step-Up or an Additional Purchase Payment (where permitted – see “V. Description of the Contract – Accumulation Period Provisions – Purchase Payments”); (B) the full allowable amount and any increases in Contract Value above that amount at the end of a Contract Year resulting from investment gains in your Contract at the end of that Contract Year (this option reduces your ability to obtain Step-Ups after you enroll in the program); (C) the full allowable amount plus any amount under our Life Expectancy Distribution Program that exceeds the full allowable amount; (D) the annual amount under our Life Expectancy Distribution Program (in lieu of the full allowable amount); or (E) a specified dollar amount that is less than the full allowable amount.
Your participation in the Income Made Easy Program will be suspended (i.e., we will not process any further withdrawals under the Program until you reenroll) if:
•	you select option A, B or C above; and
•	you take an additional withdrawal outside the Income Made Easy Program in any Contract Year in which the program is in effect.
Income Made Easy withdrawals, like other withdrawals:
•	may be subject to income tax (including withholding for taxes) and, if your Rider calculates an annual guaranteed amount before you turn age 59½, a 10% penalty tax under the Code;
•	reduce the death benefit and other optional benefits;
•	cancel your eligibility to earn a Credit under the provisions of your GMWB Rider during any Contract Year in which you receive a payment under the program; and
•	may reduce your ability to obtain Step-Ups.
If you are interested in the Income Made Easy Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial representative or our Annuities Service Center. There is no charge for participation in this program. We will, however, suspend your participation in the Income Plan (see “Special Withdrawal Services – The Income Plan” in “V. Description of the Contract”) if you enroll in the Income Made Easy Program.
Pre-Authorized Withdrawals – Life Expectancy Distribution Program. If you purchased a Contract with a GMWB Rider, you may request us in writing, in a form acceptable to us and received at our Annuities Service Center, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your “life expectancy” (or, if applicable, the joint life expectancies of you and your Spouse). The Life Expectancy Distribution Program may provide one or more of the following:
•	Pre-59½ Distributions – these are payments made at the request of the Owner that are intended to comply with Code section 72(q)(2)(D) or section 72(t)(2)(A)(iv); or
•	Nonqualified Death Benefit Stretch Distributions – these are payments made to the Beneficiary that are intended to comply with and may not deviate from Code section 72(s)(2); or
•	Required Minimum Distributions and Qualified Death Benefit Stretch Distributions – these are payments we calculate to comply with Code section 401(a)(9), section 403(b)(10), section 408(a)(6), section 408(b)(3), or section 408A(c)(5). For further information on such distributions, please see “VII. Federal Tax Matters – Required Minimum Distributions.”
Each withdrawal under our Life Expectancy Distribution Program reduces your Contract Value. In certain instances, withdrawals under the Life Expectancy Distribution Program may reduce future guaranteed minimum withdrawal values.
If you purchased an Income Plus For Life® Series Rider or a Principal Plus for Life Series Rider before the Lifetime Income Date, and take a withdrawal before the Lifetime Income Date, we may reduce future amounts guaranteed under the Rider. If you take a withdrawal under our Life Expectancy Distribution Program on or after the Lifetime Income Date, however, we do not reduce annual withdrawal amounts under your Rider. Please refer to the “Features” section of this Appendix for more details regarding the effect that withdrawals made after the Lifetime Income Date have on the Rider’s guarantees.
The Life Expectancy Distribution Program ends when certain amounts described in the Rider are depleted to zero, or when the Contract Value is reduced to zero. We may make further distributions as part of the Settlement Phase for the Rider you purchased.
If you are interested in the Life Expectancy Distribution Program, you may obtain further information concerning the program and its restrictions from your financial representative or our Annuities Service Center. There is no charge for participation in this program. To take withdrawals under the Life Expectancy Distribution Program, you must participate in the Income Plan (see “Special Withdrawal Services – The Income Plan” in “V. Description of the Contract”) or the Income Made Easy Program (see the preceding section).
Under our Life Expectancy Distribution Program, each withdrawal will be in an amount that we determine to be your Contract’s share of all life expectancy distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Department regulations.
We base our Life Expectancy Distribution calculations on our understanding and interpretation of the requirements under tax law applicable to Pre-59½ Distributions, Required Minimum Distributions, Nonqualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. You should discuss these matters with a qualified tax professional.
Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a GMWB Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. The settlement amount we pay to you, and the frequency of payment available to you, will depend upon the Rider you select. Please refer to the “Features” section of each Rider for more information.
During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We do not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a GMWB Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.
Additional Annuity Options
In addition to the Annuity Options we provide under the Contract, we provide Annuity Options for Contracts issued with a GMWB Rider (“GMWB Alternate Annuity Options”). These GMWB Alternate Annuity Options are only available for Annuity Commencement Dates no earlier than the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary. These GMWB Alternate Annuity Options are designed so that you will receive annuity payments that are no less than a guaranteed minimum annual withdrawal amount at the time of annuitization, but you could receive larger payments, depending on your investment experience prior to annuitization. The Annuity Options available to you are described in detail in “V. Description of the Contract – Pay-out Period Provisions.”
Comparison between Guaranteed Minimum Withdrawal Benefits and Annuity Payments
If you choose to take withdrawals under one of our GMWB Riders, it is not the same as receiving annuity payments upon annuitization (as described in “V. Description of the Contract – Pay-out Period Provisions”).
When you take withdrawals:
•	you have the flexibility to start and stop withdrawals;
•	you have the flexibility to choose an amount of your withdrawal that is less than or equal to your Lifetime Income Amount (without reducing your future available Lifetime Income Amount);
•	you have the ability to surrender your Contract for the cash surrender value (Contract Value minus any applicable charges and premium taxes), if any;
•	you may receive less favorable tax treatment of your withdrawals than annuity payments would provide. See “VII. Federal Tax Matters” for information on tax considerations related to optional benefit Riders; and
•	you reduce the Contract Value available for annuitization.
When you annuitize:
•	you receive annuity payments that are fixed in amount (or in the number of units paid if you choose Variable Annuity payments);
•	your annuity payments do not vary in timing once they commence (for as long as we are due to pay them to you);
•	you no longer have access to the Contract Value; and
•	your Annuity Payments may receive more favorable tax treatment than guaranteed minimum withdrawal benefits. See “VII. Federal Tax Matters” for information on tax considerations related to optional benefit Riders.
Special Considerations on Annuitization. The Contract, with or without a GMWB Rider, does not permit you to make a partial annuitization. You must apply your entire Contract Value to an Annuity Payment Option.
Tax Considerations
Withdrawals may be taxable and may be subject to a 10% penalty tax if made prior to age 59½. See “VII. Federal Tax Matters” for information on tax considerations related to optional benefit Riders.
No Loans under 403(b) Plans. The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) plans is NOT available if you elected any of our GMWB Riders.
Features of Income Plus For Life 1.11 Series Riders and Income Plus For Life 5.09 Series Riders
Covered Person(s)
The Income Plus For Life® 1.11 Series Riders and Income Plus For Life® 5.09 Series Riders provide a lifetime income guarantee based on a single life (Income Plus For Life® 1.11 and 5.09) or on the lifetime duration of two Covered Persons (Income Plus For Life – Joint Life® 1.11 and 5.09).
IPFL 1.11 and 5.09 Series Rider Benefits
Lifetime Income Amount. Either Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:
•	(for Income Plus For Life® 1.11 or 5.09) the Covered Person remains alive and is designated as an Owner (or an Annuitant, subject to our underwriting rules) under the Contract; or
•	(for Income Plus For Life – Joint Life® 1.11 or 5.09) either Covered Person remains alive and is designated as an Owner, Beneficiary or Annuitant under the Contract.
The Rider terminates upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.

We determine the initial Lifetime Income Amount by multiplying:
•	the Benefit Rate for the Rider on the Lifetime Income Date; by
•	the Benefit Base for the Rider on the Lifetime Income Date.
EXAMPLE (Income Plus For Life® 1.11 or 5.09): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).
EXAMPLE (Income Plus For Life – Joint Life® 1.11 or 5.09): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% × $100,000).
We increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits, and Step-Ups that we may apply to your Rider’s Benefit Base and/or Benefit Rate increases due to deferral of withdrawals after the Lifetime Income Date. Please see “Increases in Guaranteed Amounts” below for more information.
We reduce the Lifetime Income Amount if you take Excess Withdrawals. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” below for more information.
Lifetime Income Date. The Lifetime Income Amount guarantee starts on a Lifetime Income Date. The earliest Lifetime Income Date is the date you purchased a Rider (the Rider’s “effective date”) if the Covered Person (or the youngest Covered Person for Income Plus For Life – Joint Life® 1.11 or 5.09) would turn age 59½ or older during the first Contract Year.
Otherwise, the Lifetime Income Date in most cases is the Contract Anniversary immediately preceding the date the Covered Person (or youngest Covered Person for Income Plus For Life – Joint Life® 1.11 or 5.09) turns age 59½. The earliest available Lifetime Income Date in effect when we issued the Rider remains in effect for as long as the Rider remains in effect.
Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and you took a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” below for more information.
We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under your Rider, but you may continue to be eligible for Credits and increases in the Benefit Rate, if any, if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).
Benefit Base
We use a Benefit Base to determine the Lifetime Income Amount. The maximum Benefit Base at any time for an Income Plus For Life® 1.11 or 5.09 Series Rider is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). If we allowed you to purchase either Rider after the first Contract Year, we may have determined the initial Benefit Base based on your Contract Value after the first Contract Year.
We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro rata basis, depending on the nature of the withdrawal. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base or could cause you to lose your guaranteed minimum withdrawal benefit. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.
We increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” below for more information.
Benefit Rate
We use the following Benefit Rates to determine the Lifetime Income Amount:
Benefit Rate by Age
Covered Person’s age on the Contract Anniversary prior to the first withdrawal after the Lifetime Income Date	Income Plus For Life® 1.11 or 5.09	Income Plus For Life – Joint Life® 1.11 or 5.09
59½ – 64	4.00%	3.75%

Benefit Rate by Age
Covered Person’s age on the Contract Anniversary prior to the first withdrawal after the Lifetime Income Date	Income Plus For Life® 1.11 or 5.09	Income Plus For Life – Joint Life® 1.11 or 5.09
65 and over	5.00%	4.75%
Because we provide our guarantee over the lifetimes of two Covered Persons under an Income Plus For Life – Joint Life® 1.11 or 5.09 Rider, we use a lower Benefit Rate than we do under an Income Plus For Life® 1.11 or 5.09 Rider. We will use the Benefit Rate applicable to the age of the Covered Person (youngest Covered Person under IPFL – Joint Life 1.11 or 5.09) on the first withdrawal after the Lifetime Income Date to calculate the initial Lifetime Income Amount.
EXAMPLE: Assume that you purchased a Contract with either the Income Plus For Life® 1.11 or 5.09 Rider when your age was 57 years and 7 months. Your Lifetime Income Date is the first Contract Anniversary because that is the Contract Anniversary before you turn age 59½. If you are age 61 or older at the time you take your first withdrawal after the Lifetime Income Date, we set your Benefit Rate equal to 4%. If you wait until you turn age 65 to take the first withdrawal after the Lifetime Income Date, we set your Benefit Rate equal to 5%.
With the higher Benefit Rate at older ages, if you defer taking withdrawals after the Lifetime Income Date, we will use the Benefit Rate applicable to the age of the Covered Person (youngest Covered Person under Income Plus For Life – Joint Life® 1.11 or 5.09) on the first withdrawal after the Lifetime Income Date.
Increases in Guaranteed Amounts
Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under an Income Plus For Life® 1.11 or 5.09 Series Rider.
Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment that we accept (see “Restrictions on Additional Purchase Payments,” above), up to a maximum Benefit Base of $5 million.
On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, up to a maximum Benefit Base of $5 million. The new Benefit Base is the Benefit Base immediately before the Additional Purchase Payment, plus the excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:
•	the Lifetime Income Date; or
•	the latest of:
•	the date of a Purchase Payment that we applied to the Benefit Base;
•	the date of a reduction in the Benefit Base; or
•	the effective date of a Step-Up.
EXAMPLE: Assume you took a withdrawal of $5,000 after the Lifetime Income Date, your current Benefit Base is $100,000, and you make an Additional Purchase Payment of $15,000. Your Benefit Base will increase by $10,000, the excess of the Additional Purchase Payment over the prior withdrawal ($15,000 – $5,000). Your new Benefit Base will equal $110,000. Assume that the following year you take an Excess Withdrawal of $10,000 that reduces your Benefit Base to $105,000. If you then make an Additional Purchase Payment of $10,000, the entire $10,000 will be added to your current Benefit Base, since the Benefit Base was reduced by the previous withdrawal. The new Benefit Base will be $115,000 ($105,000 + $10,000).
Credits. We offered the Income Plus For Life® 1.11 or 5.09 Series Riders with the following Credit features:
•	Annual Credit Rate – 5%
•	Credit Period (for Annual Credits) – The initial Credit Period coincides with the first 10 Contract Years while your Rider is in effect. We will extend the Credit Period each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.
Annual Credits. (We may refer to the Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit

Period if you did not take any withdrawals during the previous Contract Year. The Credit is equal to the applicable Credit Rate multiplied by the total Purchase Payments that have been applied to the Benefit Base. If the Benefit Base has been increased by a Step-Up or decreased as a result of an Excess Withdrawal, the Credit will equal the applicable Credit Rate multiplied by the sum of (a) the Benefit Base immediately following the most recent Step-Up or decrease and (b) the total Additional Purchase Payments applied to the Benefit Base since that Step-Up or decrease.
If you take a withdrawal during a Contract Year, you will not be eligible for a Credit at the end of that Contract Year and Annual Credits for future Contract Years may be reduced, or eliminated, if the withdrawal results in a reduction of the Benefit Base.
EXAMPLE (Income Plus For Life® 1.11 and 5.09): Assume that you purchase a Contract with an Income Plus For Life® 1.11 or 5.09 Rider and you, the Covered Person, will turn age 63 during the first Contract Year. Also assume that you purchase the Contract and Rider for $100,000, you make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years. Based on your age the applicable Annual Credit Rate for those years is 5%. If you take no withdrawals during the first and second Contract Year:
•	At the end of the first Contract Year, we apply an Annual Credit to the Benefit Base and increase it to $105,000 ($100,000 + 5% × $100,000). The Lifetime Income Amount increases to $5,250 (5% × $105,000).
•	At the end of the second Contract Year, we apply an Annual Credit to the Benefit Base and increase it again to $110,000 ($105,000 + 5% × $100,000). The Lifetime Income Amount increases to $5,500 (5% × $110,000).
Now assume you take an Excess Withdrawal during the third Contract Year that reduces the Benefit Base to $90,000, and you take no withdrawals and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.
•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.
•	At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (5% × ($90,000 + $5,000) = $4,750). The Benefit Base increases to $99,750 ($90,000 + $5,000 + $4,750) and the Lifetime Income Amount increases to $4,988 (5% × $99,750).
EXAMPLE (Income Plus For Life – Joint Life® 1.11 and 5.09): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® 1.11 or 5.09 Rider when the younger Covered Person was age 65, you take no withdrawals during the first and second Contract Years and the applicable Annual Credit Rate is 5%. Also assume that you purchase the Contract and Rider for $100,000, you make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.
•	At the end of the first Contract Year, we apply an Annual Credit to the Benefit Base and increase it to $105,000 ($100,000 + 5% × $100,000). The Lifetime Income Amount increases to $4,988 (4.75% × $105,000).
•	At the end of the second Contract Year, we apply an Annual Credit to the Benefit Base and increase it again to $110,000 ($105,000 + 5% × $100,000). The Lifetime Income Amount increases to $5,225 (4.75% × $110,000).
Now assume you take an Excess Withdrawal during the third Contract Year that reduces the Benefit Base to $90,000, and you take no withdrawals and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.
•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.
•	At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (5% × ($90,000 + $5,000) = $4,750). The Benefit Base increases to $99,750 ($90,000 + $5,000 + $4,750) and the Lifetime Income Amount increases to $4,738 (4.75% × $99,750).
Step-Ups. The Income Plus For Life® 1.11 and 5.09 Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).
How Step-Ups Work. If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Credit) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also increase the Lifetime Income Amount (after the Lifetime Income Date) and the dollar amount of the Rider fee (see “Rider Fees” earlier in this Appendix). The new Lifetime Income Amount will equal the Benefit Base value after the Step-Up multiplied by the Benefit Rate then in effect for your Rider, and the Rider fee will be based on the increased Benefit Base.
We also reserve the right to increase the rate of the fee for the Income Plus For Life® 5.09 Series Riders, up to a maximum rate of 1.20%, on any Step-Up Date. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up. If you decline the Step-Up, the fee rate will not be increased.
If you decline an automatic Step-Up, you will have the option to elect to step up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.
EXAMPLE. Assume that you purchase a Contract with an Income Plus For Life® 1.11 or 5.09 Rider when you, the Covered Person, are 65, you take no withdrawals during the first three Contract Years and the applicable Annual Credit Rate is 5%. Also assume that you purchase the Contract and Rider for $100,000, you make no Additional Purchase Payments, and the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $115,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% × $125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary equals $6,250 (5% × $125,000).
Step-Ups may occur only while either the Income Plus For Life® 1.11 or 5.09 Series Rider is in effect.
Withdrawals, Distributions and Settlements
Overview. The Income Plus For Life® 1.11 and 5.09 Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives, subject to the terms and conditions of each Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person (or younger Covered Person in the case of a joint-life Rider) when we issued the Contract and the type of guaranteed minimum withdrawal benefit you purchased. We may increase the guarantee:
•	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;
•	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or
•	if you make an Additional Purchase Payment that we accept under a Financial Account Plan or Payroll Plan (up to specified limits and if not otherwise restricted).
Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal.
EXAMPLE: If you take a withdrawal of $8,000 when your Contract Value is $80,000 and your Guaranteed Minimum Death Benefit is $100,000, we reduce your Guaranteed Minimum Death Benefit on a pro rata basis. That means we reduce the Guaranteed Minimum Death Benefit by 10% ($8,000/$80,000) to $90,000 ($100,000 – 10% × $100,000).
Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you select. Your future Lifetime Income Amount could be significantly reduced if:
•	you take withdrawals prior to the Lifetime Income Date; or
•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.
An Excess Withdrawal is:
•	a withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date; or

•	a withdrawal (including applicable withdrawal charges) you take on or after the Lifetime Income Date that, together with all other withdrawals taken during a Contract Year (including any applicable withdrawal charges), exceeds the Lifetime Income Amount for that Contract Year.
If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.
After the Lifetime Income Date, we do not consider withdrawals under our Life Expectancy Distribution Program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.
Withdrawals before the Lifetime Income Date. Each time you take a withdrawal before the Lifetime Income Date, we generally reduce the Benefit Base on a pro rata basis. This means that we reduce the Benefit Base in the same proportion that your Contract Value is reduced by the Withdrawal Amount. We use a different method if you take a withdrawal under our Life Expectancy Distribution Program (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” below).
EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® 1.11 or 5.09 Series Rider that names you as the Covered Person when you are 45. Now assume that in the eighth Contract Year, when you are 53, the Contract Value is $80,000, the Benefit Base is $90,000, no withdrawal charges apply under your Contract, and you withdraw $5,000 of Contract Value.
In this case, you reduce your Contract Value by 6.25% (i.e., $5,000/$80,000) and we reduce your Benefit Base by the same percentage ($90,000 × 0.0625, or $5,625). The Benefit Base after the Excess Withdrawal is $90,000 – $5,625, or $84,375.
Note: Withdrawals may be taxable and if made prior to age 59½ may be subject to a 10% penalty tax (see “VII. Federal Tax Matters”).
Withdrawals after the Lifetime Income Date. Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is entirely or partially an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal(s) for that Contract Year). If so, we reduce the Benefit Base on a pro rata basis. We do this by reducing your Benefit Base in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal.
Each time we reduce the Benefit Base, we also reduce the Lifetime Income Amount. We do this by multiplying the reduced Benefit Base by the Benefit Rate in effect for your Rider. We also reduce the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.
EXAMPLE (Income Plus For Life® 5.09): Assume that you purchase a Contract with an Income Plus For Life® 1.11 or 5.09 Rider. Also assume that when you are age 67, the Contract Value is $100,000, the Benefit Base is $110,000, and the Lifetime Income Amount is $5,500. If you withdraw $10,000, we first reduce your Contract Value by 10% ($10,000/ $100,000) and since this withdrawal is an Excess Withdrawal, we reduce your Benefit Base by the same percentage ($110,000 × .10 = $11,000). The Benefit Base after the Excess Withdrawal is $99,000 ($110,000 – $11,000) and the Lifetime Income Amount is $4,950 (.05 × $99,000).
EXAMPLE (Income Plus For Life – Joint Life® 1.11 or 5.09): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® 1.11 or 5.09 Rider. Also assume that when the younger Covered Person is age 67, the Contract Value is $100,000, the Benefit Base is $110,000, the Lifetime Income Amount is $5,225 and the Benefit Rate is 4.75%. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Contract Value by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,703 (4.75% × $99,000).
We do not reduce the Benefit Base and/or the Lifetime Income Amount:
•	if the withdrawals are taken under our Life Expectancy Distribution Program (as opposed to those withdrawals taken prior to the Lifetime Income Date, which do reduce the Benefit Base), or
•	if your total Withdrawal Amounts during a Contract Year are less than or equal to the Lifetime Income Amount.
The Income Plus For Life® 1.11 or 5.09 Series Rider enters the Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the

Rider, and the Rider will not enter the Settlement Phase, if Contract Value declines to zero during the Contract Year of the Excess Withdrawal. See “Settlement Phase” below. The Rider’s benefit terminates if both the Contract Value and Benefit Base immediately after a withdrawal are equal to zero.
If you take Excess Withdrawals from your Contract, you risk lowering the Lifetime Income Amount guaranteed for future withdrawals, or reducing the availability or amount of future Step-Ups.
Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with an Income Plus For Life® 1.11 or 5.09 Series Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide income payments for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the Lifetime Income Date for your Rider (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).
Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution Program is available with these Riders (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).
Each withdrawal under our Life Expectancy Distribution Program reduces your Contract Value. We reduce your Benefit Base proportionally by the amount of the withdrawal if you take a withdrawal under the Life Expectancy Distribution Program prior to the Lifetime Income Date. We do not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution Program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution Program.
Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a an Income Plus For Life® 1.11 or 5.09 Series Rider if your Contract Value reduces to zero and you satisfy the conditions described in the Rider. During the Settlement Phase, the Contract continues but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We do not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.
The Settlement Phase under an Income Plus For Life® 1.11 or 5.09 Series Rider begins if:
•	the Contract Value reduces to zero at any time during a Contract Year; and
•	there were no Excess Withdrawals during that Contract Year; and
•	the Benefit Base is still greater than zero at the time.
There is no Settlement Phase under an Income Plus For Life® 1.11 or 5.09 Series Rider if:
•	you take any withdrawal before the earliest available Lifetime Income Date and the Contract Value declines to zero during the Contract Year of the withdrawal; or
•	you take a withdrawal on or after the earliest available Lifetime Income Date that is an Excess Withdrawal and the Contract Value declines to zero during the Contract Year of the withdrawal.
You will lose the ability to receive Lifetime Income Amounts if you withdraw more than the Lifetime Income Amount during a Contract Year and the Contract Value then declines to zero in that same Contract Year.
The settlement amount we pay to you under the Rider varies:
•	If the Settlement Phase begins after the Lifetime Income Date, at the start of the Settlement Phase we pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year, and make additional annual payments of the Lifetime Income Amount as long as a Covered Person is living.
•	If the Settlement Phase begins before the Lifetime Income Date, we begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount equals the Lifetime Income Amount (i.e., the Benefit Base at the Lifetime Income Date multiplied by the Benefit Rate then in effect).

•	In lieu of annual payments of the settlement amount, we permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.
Impact of Death Benefits
Our Income Plus For Life® 1.11 or 5.09 Series Riders end if (a) a death benefit becomes payable during the Accumulation Period (but before the Settlement Phase under the Rider), and (b) the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum. In cases where the Rider continues, we determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.
Income Plus For Life® 1.11 and 5.09. If the Beneficiary does not take the death benefit as a lump sum, the following applies:
If the Deceased Owner is:		Then INCOME PLUS FOR LIFE® 1.11 and 5.09:
1.	Not the Covered Person	-	may continue if the Beneficiary elects to continue the Contract. We automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We also recalculate the Lifetime Income Amount to equal the Benefit Rate then in effect multiplied by the recalculated Benefit Base and assess the Rider fee based on the recalculated Benefit Base.
		-	enters its Settlement Phase if a subsequent withdrawal depletes the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.
		-	continues to be eligible for any remaining Credits and Step-Ups, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Beneficiary to opt out of any increase in the Benefit Base (reflecting the initial death benefit or any future Step-Ups) if at the time of the increase we also increase the rate of the Rider fee.
2.	The Covered Person	-	ends without any further benefit.
Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life® 1.11 or 5.09 Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments.
The entire interest must be distributed within five years of the Owner’s death, except in the case where the Beneficiary is an individual. In that case, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. We continue to assess the mortality and expense risks charge during this period, even though we bear only the expense risk and not any mortality risk (see “VI. Charges and Deductions – Mortality and Expense Risks Fee”).
Income Plus For Life – Joint Life® 1.11 and 5.09. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life – Joint Life® 1.11 or 5.09 Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a Spousal Beneficiary or (c) a Qualified Plan is the non-Spousal Beneficiary and the surviving Covered Person is a Spouse of the deceased Owner. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups).
If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.
Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue periodic distributions under the Contract in lieu of receiving the Contract’s death benefit as a lump sum, subject to the distribution options listed in the Contract. (See “Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Rider fee (see “Rider Fees” earlier in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value only to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a “withdrawal” for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.
If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.
Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life – Joint Life® 1.11 or 5.09 Rider is in effect, we will reduce the Lifetime Income Amount to zero and we make no additional payments under the Rider to the Beneficiary.
Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider. If that happens and:
•	if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and
•	if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the “last” Covered Person and the Rider will terminate.
Death Benefits during the Settlement Phase. If death occurs during an Income Plus For Life – Joint Life® 1.11 or 5.09 Rider’s Settlement Phase, the only death benefit we provide is the remaining settlement payments that may become due under that Rider. If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the later of the Lifetime Income Date or the date we receive notice of the death of the first Covered Person. Settlement payments will equal the Lifetime Income Amount. We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.
Termination of Rider
You may not terminate an Income Plus For Life® 1.11 or 5.09 Series Rider once it is in effect. However, an Income Plus For Life® 1.11 or 5.09 Series Rider terminates automatically upon the earliest of:
•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;
•	the date an Annuity Option begins;
•	the date the Contract Value and the Benefit Base both equal zero;
•	(for Income Plus For Life® 1.11 and 5.09) the death or removal of the Covered Person;
•	(for Income Plus For Life – Joint Life® 1.11 and 5.09) the death or removal of the last Covered Person remaining under the Rider;
•	the date a new GMWB Rider becomes effective under any exchange program that we may make available; or
•	termination of the Contract.
Features of Income Plus For Life® 12.08 Series Riders
Form of Guaranteed Amounts
The Income Plus For Life® 12.08 Series provides a lifetime income guarantee based on a single life (Income Plus For Life® 12.08) or on the lifetime durations of two Covered Persons (Income Plus For Life –Joint Life® 12.08).

IPFL 12.08 Series Rider Benefits
Lifetime Income Amount. The Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:
•	(for Income Plus For Life® 12.08) the Covered Person remains alive and is designated as an Owner (or an Annuitant, subject to our underwriting rules) under the Contract; or
•	(for Income Plus For Life – Joint Life® 12.08) either Covered Person remains alive and is designated as an Owner, Beneficiary or Annuitant under the Contract.
The Rider terminates upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.
We determine the initial Lifetime Income Amount by multiplying:
•	the Benefit Rate for the Rider (5% for Income Plus For Life® 12.08 and 4.75% (4.50% in New York) for Income Plus For Life – Joint Life® 12.08); by
•	the Benefit Base for the Rider on the Lifetime Income Date.
EXAMPLE (Income Plus For Life® 12.08): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).
EXAMPLE (Income Plus For Life – Joint Life® 12.08): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% × $100,000). In New York, if the Benefit Rate is 4.50%, the Lifetime Income Amount is $4,500 (4.50% × $100,000).
The maximum Lifetime Income Amount for an Income Plus For Life® 12.08 Rider is $250,000. The maximum Lifetime Income Amount for an Income Plus For Life Joint – Life® 12.08 Rider is $237,500 ($225,000 in New York). We calculate a lower Lifetime Income Amount under the Income Plus For Life – Joint Life® 12.08 Rider because we provide our guarantee over the lifetimes of two Covered Persons under that Rider.
We reduce the Lifetime Income Amount if you take Excess Withdrawals. Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.
We increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits and Step-Ups that we may apply to your Rider’s Benefit Base and/or Benefit Rate increases due to deferral of withdrawals after the Lifetime Income Date. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.
Lifetime Income Date. The Lifetime Income Amount guarantee starts on a Lifetime Income Date. This is the date you purchased the Rider if:
•	(for Income Plus For Life® 12.08) you were age 58½ or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date you turn age 58½ (age 61 in NY).
•	(for Income Plus For Life – Joint Life® 12.08) both you and your Spouse were age 58½ or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date the younger Spouse would turn age 58½ (age 61 in NY). (The Lifetime Income Date does not change if the younger Spouse does not survive to this date and the older Spouse is still a Covered Person under the Rider.)
Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and you take a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” below for more information.
We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under your Rider, but you may continue to be eligible for Credits and increases in the Benefit Rate, if any, if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).

Benefit Base
We use a Benefit Base to determine the Lifetime Income Amount. The maximum Benefit Base at any time is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). If we allowed you to purchase the Rider after the first Contract Year, we determined the initial Benefit Base based on your Contract Value after the first Contract Year.
We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.
We increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.
Benefit Rate
We use the following Benefit Rates to determine the Lifetime Income Amount:
•	Income Plus For Life® 12.08 – 5%
•	Income Plus For Life – Joint Life® 12.08 – 4.75% (4.50% in New York).
Because we provide our guarantee over the lifetimes of two Covered Persons under an Income Plus For Life – Joint Life® 12.08 Rider, we use a lower Benefit Rate than we do under an Income Plus For Life® 12.08 Rider. We will use the Benefit Rate applicable to the age of the Covered Person (youngest Covered Person under IPFL – Joint Life 12.08) on the first withdrawal after the Lifetime Income Date to calculate the initial Lifetime Income Amount.
EXAMPLE: Assume that you purchased a Contract with the Income Plus For Life® 12.08 Rider when your age was 57 years and 7 months. Your Lifetime Income Date is the first Contract Anniversary since that is the Contract Anniversary before you turn age 59½. If you are age 61 or older at the time you take your first withdrawal after the Lifetime Income Date, we set your Benefit Rate equal to 4%. If you wait until you turn age 65 to take the first withdrawal after the Lifetime Income Date, we set your Benefit Rate equal to 5%.
Increases in Guaranteed Amounts
Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under an Income Plus For Life® 12.08 Series Rider (see “Restrictions on Additional Purchase Payments,” above).
Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment that we accept, subject to the maximum Benefit Base limit of $5 million. On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, subject to the maximum Benefit Base limit of $5 million. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase Payment, plus the excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:
•	the Lifetime Income Date or
•	the latest of:
•	the date of a Purchase Payment that we applied to the Benefit Base,
•	the date of a reduction in the Benefit Base, or
•	the effective date of a Step-Up.
EXAMPLE: Assume you took a withdrawal of $5,000 after the Lifetime Income Date, your current Benefit Base is $100,000, and you make an Additional Purchase Payment of $15,000. Your Benefit Base will increase by $10,000, the excess of the Additional Purchase Payment over the prior withdrawal ($15,000 – $5,000). Your new Benefit Base will equal $110,000. Assume that the following year you take an excess withdrawal of $10,000 that reduces your Benefit Base to $105,000. If you then make an Additional Purchase Payment of $10,000, the entire $10,000 will be added to your current Benefit Base, because the Benefit Base was reduced by the previous withdrawal. The new Benefit Base will be $115,000 ($105,000 + $10,000).

Credits. The Income Plus For Life® 12.08 Series Riders provide the following Credit features:
•	Annual Credit Rate
•	For Contracts issued outside of New York, each time you qualify, we will increase the Benefit Base by a Lifetime Income Credit equal to:
•	7% of total Purchase Payments to your Contract if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise
•	7% of the Benefit Base immediately after the latest Step-Up or reduction, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.
•	For Contracts issued in New York with Income Plus For Life® 12.08, the Credit will be equal to:
•	6% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise
•	6% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.
•	During the Lifetime Income Credit Period, if you take no withdrawals in a Contract Year that begins on or after you turn age 61, the Credit Rate on the following Contract Anniversary will be 7%.
•	For Contracts issued in New York with Income Plus For Life – Joint Life® 12.08, there is no Credit payable for Contract Years up to and including the Contract Year when the younger of you or your Spouse turns age 61. If you take no withdrawals in a Contract Year that begins on or after the date that the younger of you or your Spouse turns age 61, the Credit on the following Contract Anniversary will equal:
•	7% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise
•	7% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.
•	Credit Period (for Annual Credits) for Income Plus For Life® 12.08 and Income Plus For Life – Joint Life® 12.08 (except in New York) – The initial Credit Period coincides with the first 10 Contract Years while the Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.
•	Credit Period (for Annual Credits) for Income Plus For Life – Joint Life® 12.08 (in New York) – The initial Credit Period coincides with the first 10 Contract Years, starting on the Contract Anniversary after the youngest Covered Person turns age 61, while the Income Plus For Life – Joint Life® 12.08 Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.
•	Ten Year Credit Rate – See “Ten Year Credit” below for a description of the rate we use to calculate a Ten Year Credit.
•	Ten Year Credit Period – The Credit Period for the Ten Year Credit ends on a “Target Date” that coincides with the 10th Contract Anniversary after the effective date of the Income Plus For Life® 12.08 Rider.
Annual Credits. (We may refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits if you take no withdrawals during the previous Contract Year. The Credit is equal to the applicable Credit Rate multiplied by the total Purchase Payments that have been applied to the Benefit Base. If the Benefit Base has been increased by a Step-Up or decreased as a result of an Excess Withdrawal, the Credit will equal the applicable Credit Rate multiplied by the sum of (a) the Benefit Base immediately following the most recent Step-Up or decrease and (b) the total Additional Purchase Payments applied to the Benefit Base since that Step-Up or decrease.

Each time you qualify, we will increase the Benefit Base by an annual Credit equal to:
•	the sum of total Purchase Payments to your Contract multiplied by the Annual Credit Rate if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise
•	the Benefit Base immediately after the latest Step-Up or reduction multiplied by the Annual Credit Rate, and increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. We will not decrease the Annual Credit as a result of a Step-Up and will not increase the Annual Credit as a result of a reduction in the Benefit Base.
EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® 12.08 Rider when you, the Covered Person, are 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit Rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.
•	At the end of the first Contract Year, we will apply an Annual Credit to the Benefit Base and increase it to $107,000 ($100,000 + 7% × $100,000). The Lifetime Income Amount will increase to $5,350 (5% × $107,000).
•	At the end of the second Contract Year, we will apply an Annual Credit to the Benefit Base and increase it again to $114,000 ($107,000 + 7% × $100,000). The Lifetime Income Amount will increase to $5,700 (5% × $114,000).
Now assume you take an Excess Withdrawal during the third Contract Year that reduces the Benefit Base to $100,000, and you take no withdrawals and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.
•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.
•	At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (7% × ($100,000 + $5,000) = $7,350). The Benefit Base increases to $112,350 ($100,000 + $5,000 + $7,350) and the Lifetime Income Amount increases to $5,618 (5% × $112,350).
Ten Year Credit (not available with NY Income Plus For Life® 12.08). (We may refer to the Ten Year Credit as a “Target Amount adjustment” in your Rider and in our communications.) The Ten Year Credit provides the equivalent of the first 10 Annual Credits, assuming you receive no Step-Ups, take no withdrawals of Contract Value and make no Additional Purchase Payments for 10 Contract Years following purchase of an Income Plus For Life® 12.08 Rider. (In that case, the Ten Year Credit does not provide amounts in addition to these cumulative Annual Credits.)
If you take a withdrawal prior to the Target Date, we reduce the Target Amount on a pro rata basis, and we do not apply an Annual Credit for that year. If you continue to take withdrawals prior to the Target Date, we may reduce any remaining Target Amount to zero. If you anticipate the need for liquidity during the first 10 Contract Years, you should only have purchased an Income Plus For Life® 12.08 Rider based on the value of its other features.
At the end of the Ten Year Credit Period, we calculate and, to the extent necessary, apply a Credit so that the Benefit Base equals the greater of:
•	the Benefit Base immediately preceding the Target Date, as increased by any Annual Credit or Step-Up for the Contract Year ending on the Target Date; or
•	the Target Amount.
The Target Amount is 170% of all “Adjusted Purchase Payments” made in the first Contract Year after you purchased the Rider plus 100% of all subsequent “Adjusted Purchase Payments” you make (subject to our Purchase Payment limits) up to the Target Date.
“Adjusted Purchase Payments” for these purposes means the total amount of Purchase Payments you make, subject to our Purchase Payment limits, reduced by any withdrawals you may have made. Each time you take a withdrawal, we deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the total amount of Purchase Payments you have made, up to and including the date of the withdrawal. We do this by reducing your Adjusted Purchase Payments in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal. We reduce the Target Amount if you take any withdrawals under your Contract from the effective date of the Income Plus For Life® 12.08 Rider until the applicable Target Date. We increase the Target Amount to reflect Additional Purchase Payments during that period.

We apply Annual Credits on your Contract Anniversaries if you have taken no withdrawals during the preceding Contract Year. For additional details on how we calculate the Annual Credit, please see the Example above.
The Ten Year Credit provides the equivalent of the first 10 Annual Credits, assuming you receive no Step-Ups, take no withdrawals of Contract Value and make no Additional Purchase Payments during the Ten Year Credit Period. We do not apply any Annual Credit or Ten Year Credit to the extent it increases the Benefit Base to an amount in excess of $5 million.
Step-Ups. The Income Plus For Life® 12.08 Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).
How Step-Ups Work. If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Credit) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also increase the Lifetime Income Amount (after the Lifetime Income Date) and the dollar amount of the Rider fee (see “Rider Fees” earlier in this Appendix). The new Lifetime Income Amount will equal 5% of the Benefit Base value after the Step-Up (4.75% for Income Plus For Life – Joint Life® 12.08 Riders outside New York; 4.5% in New York), and the Rider fee will be based on the increased Benefit Base. We also reserve the right to increase the rate of the Income Plus For Life® 12.08 Rider fee up to a maximum rate of 1.20%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up. If you decline the Step-Up, the fee rate will not be increased.
Impact of Step-Ups on Credit Period. Each time a Step-Up occurs, we extend the Credit Period for Annual Credits to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.
Declination of Step-Ups. If you decline an automatic Step-Up, you have the option to elect to step up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we thereafter resume automatic Step-Ups.
EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® 12.08 Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit Rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and that the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $121,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% × $125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary equals $8,750 (7% × $125,000).
Step-Ups may occur only while the Income Plus For Life® 12.08 Series Rider is in effect.
Withdrawals, Distributions and Settlements
Overview. The Income Plus For Life® 12.08 Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives, subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:
•	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;
•	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or
•	if you make an Additional Purchase Payment that we accept under a Financial Account Plan or Payroll Plan (up to specified limits and if not otherwise restricted).
Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Death Benefit During Accumulation Period” in “V. Description of the Contract”). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).
Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you select. Your future Lifetime Income Amount could be significantly reduced if:
•	you take withdrawals prior to the Lifetime Income Date, or
•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.
For the Income Plus For Life® 12.08 Series Riders, an Excess Withdrawal is:
•	a withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date, or
•	a withdrawal (including applicable withdrawal charges) you take on and after the Lifetime Income Date that, together with all other withdrawals taken during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.
After the Lifetime Income Date, we do not consider withdrawals under our Life Expectancy Distribution Program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.
If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.
Withdrawals before the Lifetime Income Date. Each time you take a withdrawal before the Lifetime Income Date, we generally reduce the Benefit Base on a pro rata basis. This means that we reduce the Benefit Base in the same proportion that your Contract Value is reduced by the Withdrawal Amount. We use a different method if you take a withdrawal under our Life Expectancy Distribution Program.
EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® 12.08 Series Rider that names you as the Covered Person when you are 45. (Since you are under age 58½, or 61 in New York, at time of purchase, the Lifetime Income Date will not coincide with the Rider’s effective date.) Now assume that in the eighth Contract Year, when you are 53, the Contract Value is $80,000, the Benefit Base is $90,000, no withdrawal charges apply under your Contract and you withdraw $5,000 of Contract Value.
In this case, you reduce your Contract Value by 6.25% (i.e., $5,000/$80,000) and we reduce your Benefit Base by the same percentage ($90,000 × 0.0625, or $5,625). The Benefit Base after the Excess Withdrawal is $90,000 – $5,625, or $84,375.
Note: withdrawals may be taxable and if made prior to age 59½ may be subject to a 10% penalty tax (see “VII. Federal Tax Matters”).
Withdrawals after the Lifetime Income Date. Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is entirely or partially an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal(s) for that Contract Year). If so, we reduce the Benefit Base on a pro rata basis. We do this by reducing your Benefit Base in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal that resulted in an Excess Withdrawal.
Each time we reduce the Benefit Base, we also reduce the Lifetime Income Amount to equal 5% of the new Benefit Base. We also reduce the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.
EXAMPLE (Income Plus For Life® 12.08): Assume that you purchase a Contract with an Income Plus For Life® 12.08 Rider. Also assume that when you are age 62, the Contract Value is $100,000, the Benefit Base is $110,000, and the Lifetime Income Amount is $5,500. If you withdraw $10,000, we first reduce your Contract Value by 10% ($10,000/$100,000) and since this withdrawal is an Excess Withdrawal we reduce your Benefit Base by the same percentage ($110,000 × .10 =

$11,000). The Benefit Base after the Excess Withdrawal is $99,000 ($110,000 – $11,000) and the Lifetime Income Amount is $4,950 (.05 × $99,000).
EXAMPLE (Income Plus For Life – Joint Life® 12.08): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® 12.08 Rider. Also assume that when the younger Covered Person is age 62, the Contract Value is $100,000, the Benefit Base is $110,000, the Lifetime Income Amount is $5,225 and the Benefit Rate is 4.75%. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,703 (4.75% × $99,000).
EXAMPLE (Income Plus For Life – Joint Life® 12.08 in New York): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® 12.08 Rider in New York. Also assume that when the younger Covered Person is age 62, the Contract Value is $100,000, the Benefit Base is $110,000, the Lifetime Income Amount is $4,950 and the Benefit Rate is 4.50%. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,455 (4.50% × $99,000).
We do not reduce the Benefit Base and/or the Lifetime Income Amount:
•	if the withdrawals are taken under our Life Expectancy Distribution Program (as opposed to those withdrawals taken prior to the Lifetime Income Date, which do reduce the Benefit Base), or
•	if your total Withdrawal Amounts during a Contract Year are less than or equal to the Lifetime Income Amount.
The Income Plus For Life® 12.08 Series Riders enter a Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Rider, and the Rider will not enter the Settlement Phase, if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see “Settlement Phase” in this section, below). The Income Plus For Life® 12.08 benefit terminates if both the Contract Value and Benefit Base immediately after a withdrawal are equal to zero.
Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with an Income Plus For Life® 12.08 Series Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the Lifetime Income Date for your Rider (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).
Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution Program is available with the Income Plus For Life® 12.08 Series Riders (see the “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).
Each withdrawal under our Life Expectancy Distribution Program reduces your Contract Value. We reduce the Benefit Base by the amount of the withdrawal if you take a withdrawal under our Life Expectancy Distribution Program prior to the Lifetime Income Date. We do not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution Program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution Program.
Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a an Income Plus For Life® 12.08 Series Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. During the Settlement Phase, the Contract continues but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We do not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.
The Settlement Phase under the Rider begins if:
•	the Contract Value reduces to zero at any time during a Contract Year; and

•	there were no Excess Withdrawals during that Contract Year; and
•	the Benefit Base is still greater than zero at the time.
There is no Settlement Phase under an Income Plus For Life® 12.08 Series Rider if:
•	you take any withdrawal before the earliest available Lifetime Income Date and the Contract Value declines to zero during the Contract Year of the withdrawal; or
•	you take a withdrawal on or after the earliest available Lifetime Income Date that is an Excess Withdrawal and the Contract Value declines to zero during the Contract Year of the withdrawal.
The settlement amount we pay to you under the Rider varies:
•	If you enter the Settlement Phase after the Lifetime Income Date, at the start of the Settlement Phase we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year, and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.
•	If you enter the Settlement Phase before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., 5% of the Benefit Base at the Lifetime Income Date).
•	In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.
Impact of Death Benefits
Income Plus For Life® 12.08. If the Beneficiary does not take the death benefit as a lump sum, the following applies:
If the Deceased Owner is:		Then INCOME PLUS FOR LIFE® 12.08:
1.	Not the Covered Person	-	may continue if the Beneficiary elects to continue the Contract within the time we permit under our administrative rules. We automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We also recalculate the Lifetime Income Amount to equal 5% of the recalculated Benefit Base and assess the Rider Fee based on the recalculated Benefit Base.
		-	enters its Settlement Phase if a subsequent withdrawal depletes the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.
		-	continues to be eligible for any remaining Credit amounts and Step-Ups, and a Target Amount adjustment, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit and any future Step-Ups if we increase the rate of the Income Plus For Life® 12.08 fee at that time.
2.	The Covered Person	-	ends without any further benefit.
Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life® 12.08 Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is an individual, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.
Income Plus For Life – Joint Life® 12.08. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life – Joint Life® 12.08 Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a Spousal Beneficiary; or (c) the surviving Covered Person is a Spouse of the deceased Owner and a tax-qualified retirement plan is the non-Spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups).
If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.
Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract’s death benefit as a lump sum, subject to the distribution options listed in the Contract. (See “Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Income Plus For Life – Joint Life® 12.08 Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus For Life – Joint Life® 12.08 Rider fee (see “Rider Fees – Fee for Income Plus For Life® 12.08 Series Riders” earlier in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a withdrawal for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.
If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus For Life – Joint Life® 12.08 Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.
We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.
Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life – Joint Life® 12.08 Rider is in effect we will reduce the Lifetime Income Amount to zero and we make no additional payments under the Rider to the Beneficiary.
Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider. If that happens and:
•	if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and
•	if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the “last” Covered Person and the Rider will terminate.
Death Benefits during the Settlement Phase. If death occurs during an Income Plus For Life – Joint Life® 12.08 Rider’s Settlement Phase, the only death benefit we provide is the remaining settlement payments that may become due under that Rider. If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the Lifetime Income Date. Settlement payments will equal the Lifetime Income Amount. We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.
Termination of Rider
You may not terminate an Income Plus For Life® 12.08 Series Rider once it is in effect. However, an Income Plus For Life® 12.08 Series Rider terminates automatically upon the earliest of:
•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;
•	the date an Annuity Option begins;
•	the date the Contract Value and the Benefit Base both equal zero;
•	(for Income Plus For Life® 12.08) the death or removal of the Covered Person;

•	(for Income Plus For Life – Joint Life® 12.08) the death or removal of the last Covered Person remaining under the Rider;
•	the date a new GMWB Rider becomes effective under any Rider exchange program that we may make available; or
•	termination of the Contract.
Features of Income Plus For Life® (Quarterly Step-Up Review) Series Riders
Income Plus For Life® (Quarterly Step-Up Review) Series Definitions
The following definitions apply only to the Income Plus For Life® (Quarterly Step-Up Review) Series Riders.
Age 59 Contract Anniversary means the Contract Anniversary on, or next following, the date:
•	the Covered Person turns age 59 under an Income Plus For Life® (Quarterly Step-Up Review) Rider; or
•	the younger Covered Person turns age 59 under an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider.
Adjusted Step-Up Value: We establish tentative Step-Up values on each “Interim Review Date” (defined below) during a Contract Year, adjusted to reflect any Excess Withdrawals and Additional Purchase Payments made from the Interim Review Date to the end of that Contract Year. Then, at the end of the Contract Year, we compare each of the tentative Step-Up values (as adjusted above) for that Contract Year and select the highest Adjusted Step-Up Value. If the highest Adjusted Step-Up Value is higher than your Benefit Base (including any Credits, if applicable) on the Contract Anniversary, we will increase the Benefit Base to equal the highest Adjusted Step-Up Value.
Interim Review Date: Each of the quarterly dates on which we compare the Rider’s Benefit Base to the Contract Value during a Contract Year, up to and including the Age 95 Contract Anniversary while the Rider is in effect.
Form of Guaranteed Amounts
The Income Plus For Life® (Quarterly Step-Up Review) Series Riders provide a lifetime income guarantee based on a single life (Income Plus For Life® (Quarterly Step-Up Review)) or on the lifetime durations of two Covered Persons (Income Plus For Life – Joint Life® (Quarterly Step-Up Review)).
IPFL (Quarterly Step-Up Review) Benefits
Lifetime Income Amount. The Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:
•	(for Income Plus For Life® (Quarterly Step-Up Review)): the Covered Person remains alive and is designated as an Owner (or an Annuitant, subject to our underwriting rules) under the Contract, or
•	(for Income Plus For Life – Joint Life® (Quarterly Step-Up Review)): either Covered Person remains alive and is designated as an Owner, Beneficiary or Annuitant under the Contract.
The Rider terminates upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.
We determine the initial Lifetime Income Amount by multiplying:
•	the Benefit Rate for the Rider (5% for Income Plus For Life® (Quarterly Step-Up Review), 4.75% for Income Plus For Life – Joint Life® (Quarterly Step-Up Review) and 4.50% for New York Income Plus For Life – Joint Life® (Quarterly Step-Up Review)); by
•	the Benefit Base for the Rider on the Lifetime Income Date.
The maximum Lifetime Income Amount for an Income Plus For Life® (Quarterly Step-Up Review) Rider is $250,000. The maximum Lifetime Income Amount for an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider is $237,500 ($225,000 in New York). We calculate a lower Lifetime Income Amount under the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider because we provide our guarantee over the lifetimes of two Covered Persons under that Rider.

EXAMPLE (Income Plus For Life® (Quarterly Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).
EXAMPLE (Income Plus For Life – Joint Life® (Quarterly Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% × $100,000). In New York, if the Benefit Rate is 4.50%, the Lifetime Income Amount is $4,500 (4.50% × $100,000).
We reduce the Lifetime Income Amount if you take Excess Withdrawals. Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.
We increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits and Step-Ups that we may apply to your Rider’s Benefit Base and/or Benefit Rate increases due to deferral of withdrawals after the Lifetime Income Date. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.
Lifetime Income Date. The Lifetime Income Amount guarantee starts on a Lifetime Income Date. This is the date you purchased the Rider if:
•	(for Income Plus For Life® (Quarterly Step-Up Review)) you were age 58½ or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date you turn age 58½ (age 61 in New York).
•	(for Income Plus For Life – Joint Life® (Quarterly Step-Up Review)) both you and your Spouse were age 58½ or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date the younger Spouse would turn age 58½ (age 61 in New York). (The Lifetime Income Date does not change if the younger Spouse does not survive to this date and the older Spouse is still a Covered Person under the Rider.)
Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and you take a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” for more information.
We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under the Rider, but you may continue to be eligible for Credits and Step-Ups if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).
Benefit Base
We use a Benefit Base to determine the Lifetime Income Amount. The maximum Benefit Base at any time is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). If we allowed you to purchase the Rider after the first Contract Year, we may have determined the initial Benefit Base based on your Contract Value after the first Contract Year.
We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.
We increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.
Benefit Rate
We use the following Benefit Rates to determine the Lifetime Income Amount:
•	Income Plus For Life® (Quarterly Step-Up Review) – 5%
•	Income Plus For Life – Joint Life® (Quarterly Step-Up Review) – 4.75% (4.50% in New York).
Because we provide our guarantee over the lifetimes of two Covered Persons under an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider, we use a lower Benefit Rate than we do under an Income Plus For Life® (Quarterly Step-Up Review) Rider.

Increases in Guaranteed Amounts
Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under an Income Plus For Life® (Quarterly Step-Up Review) Series Rider (see “Restrictions on Additional Purchase Payments,” above).
Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment that we accept, subject to the maximum Benefit Base limit of $5 million.
On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, up to the maximum Benefit Base of $5 million. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase Payment, plus the excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:
•	the Lifetime Income Date; or
•	the latest of:
•	the date of a Purchase Payment that we applied to the Benefit Base;
•	the date of a reduction in the Benefit Base; or
•	the effective date of a Step-Up.
EXAMPLE: Assume you took a withdrawal of $5,000 after the Lifetime Income Date, your current Benefit Base is $100,000, and you make an Additional Purchase Payment of $15,000. Your Benefit Base will increase by $10,000, the excess of the Additional Purchase Payment over the prior withdrawal ($15,000 – $5,000). Your new Benefit Base will equal $110,000. Assume that the following year you take an excess withdrawal of $10,000 that reduces your Benefit Base to $105,000. If you then make an Additional Purchase Payment of $10,000, the entire $10,000 will be added to your current Benefit Base, since the Benefit Base was reduced by the previous withdrawal. The new Benefit Base will be $115,000 ($105,000 + $10,000).
Credits. The Income Plus For Life® (Quarterly Step-Up Review) Rider provides the following Credit features:
•	Annual Credit Rate –
•	For Contracts issued outside of New York, each time you qualify, we will increase the Benefit Base by a Lifetime Income Credit equal to:
•	7% of total Purchase Payments to your Contract if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise
•	7% of the Benefit Base immediately after the latest Step-Up or reduction, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.
•	For Contracts issued in New York with Income Plus For Life® (Quarterly Step-Up Review), the Credit will be equal to:
•	6% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise
•	6% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.
•	During the Lifetime Income Credit Period, if you take no withdrawals in a Contract Year that begins on or after you turn age 61, the Annual Credit Rate on the following Contract Anniversary will be 7%.
•	For Contracts issued in New York with Income Plus For Life – Joint Life® (Quarterly Step-Up Review), there is no Credit payable for Contract Years up to and including the Contract Year when the younger of you or your Spouse turns age 61. If you take no withdrawals in a Contract Year that begins on or after the younger of you or your Spouse turns age 61, the Credit on the following Contract Anniversary will equal:
•	7% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise

•	7% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.
•	Credit Period (for Annual Credits) for Income Plus For Life® (Quarterly Step-Up Review) and Income Plus For Life – Joint Life® (Quarterly Step-Up Review) (except in New York) – The initial Credit Period coincides with the first 10 Contract Years while the Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.
•	Credit Period (for Annual Credits) for Income Plus For Life – Joint Life® (Quarterly Step-Up Review) (in New York) – The initial Credit Period coincides with the first 10 Contract Years, starting on the Contract Anniversary after the youngest Covered Person turns age 61, while the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.
•	Ten Year Credit Rate – See “Ten Year Credit” below for a description of the rate we use to calculate a Ten Year Credit.
•	Ten Year Credit Period – The Credit Period for the Ten Year Credit ends on a “Target Date” that coincides with the 10th Contract Anniversary after the effective date of the Income Plus For Life® (Quarterly Step-Up Review) Rider.
Annual Credits. (We refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits, provided you take no withdrawals during the previous Contract Year.
Each time you qualify, we increase the Benefit Base by an Annual Credit equal to:
•	the sum of total Purchase Payments to your Contract multiplied by the Annual Credit Rate if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise
•	the Benefit Base immediately after the latest Step-Up or reduction multiplied by the Annual Credit Rate, and increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. We do not decrease the Annual Credit as a result of a Step-Up and do not increase the Annual Credit as a result of a reduction in the Benefit Base.
EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit Rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.
•	At the end of the first Contract Year, we apply an Annual Credit to the Benefit Base and increase it to $107,000 ($100,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,350 (5% × $107,000).
•	At the end of the second Contract Year, we apply an Annual Credit to the Benefit Base and increase it again to $114,000 ($107,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,700 (5% × $114,000).
Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, and you take no withdrawal and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.
•	At the end of the third Contract Year, there is no Credit because you take a withdrawal during the year.
•	At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (7% × ($100,000 + $5,000) = $7,350). The Benefit Base increases to $112,350 ($100,000 + $5,000 + $7,350) and the Lifetime Income Amount increases to $5,618 (5% × $112,350).

We apply Annual Credits on your Contract Anniversaries if you have taken no withdrawals during the preceding Contract Year. For additional details on how we calculate the Annual Credit, please see the Example above.
We do not apply any Annual Credit to the extent it would increase the Benefit Base to an amount in excess of $5 million.

Ten Year Credit. (not available with NY Income Plus For Life – Joint Life® (Quarterly Step-Up Review)) (We may refer to the Ten Year Credit as a “Target Amount adjustment” in your Rider and in our communications.) At the end of the Ten Year Credit Period, we make a calculation and, to the extent necessary, apply a Credit so that the Benefit Base will equal the greater of:
•	the current Benefit Base, as increased by any Annual Credit or Step-Up for the Contract Year ending on the Target Date; or
•	the “Target Amount”(see below).
The “Ten Year Credit Period” will exceed ten Contract Years if you purchased this Rider before a Covered Person turned age 59.
The Target Amount is the greater of:
•	200% of all “Adjusted Purchase Payments” (see below) made in the first Contract Year after you purchased the Rider plus 100% of all subsequent Adjusted Purchase Payments you make until the Target Date (subject to our Purchase Payment limits); or
•	the highest Target Value.
In no event, however, will we set a Target Amount in excess of $5 million.
Adjusted Purchase Payments, for these purposes, means the total amount of Purchase Payments you make, subject to our Purchase Payment limits, reduced by any withdrawals you may have made. Each time you take a withdrawal, we will deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the total amount of Purchase Payments you have made up to, and including, the date of the withdrawal. We do this by reducing your Adjusted Purchase Payments in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal.
We calculate a Target Value for each Contract Year up to the Age 59 Contract Anniversary. Target Value, for these purposes, means 200% of your Contract Value as of any Interim Review Date (up to the Age 59 Contract Anniversary), plus 100% of Purchase Payments you may have made since that Contract Anniversary, minus a pro rata reduction for any Withdrawal Amounts you may have taken since that Contract Anniversary. We do not calculate a Target Value for any Contract Year following the Age 59 Contract Anniversary.
We reduce the Target Amount if you take any withdrawals under your Contract from the effective date of the Income Plus For Life® (Quarterly Step-Up Review) Rider until the end of the Ten Year Credit Period. We increase the Target Amount to reflect Additional Purchase Payments during that period and, in some cases, we also increase the Target Amount to reflect favorable investment performance.
EXAMPLE: Assume a Contract (single life or joint life) is purchased at age 55 with an initial Purchase Payment of $100,000, there is an Additional Purchase Payment of $25,000 in the second Contract Year, and the highest Contract Value on any Interim Review Date prior to the Age 59 Contract Anniversary is $140,000 in the 4th Contract Year. The Target Amount is the greater of:
•	(200% × $100,000) + (100% × $25,000) = $225,000; or
•	200% × $140,000 = $280,000.

The Target Amount adjustment can provide higher lifetime income than you would otherwise achieve under this Rider. The Target Amount adjustment provides its greatest benefit if you wait until the Target Date to take your first withdrawal. If you take a withdrawal prior to the Target Date, we will reduce the Target Amount and it will not be of as much value to you. If you continue to take withdrawals prior to the Target Date, we may reduce any remaining Target Amount to zero.
Step-Ups. The Income Plus For Life® (Quarterly Step-Up Review) Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).
How Step-Ups Work. We schedule Step-Up Dates starting on the first Contract Anniversary following your purchase of the Rider and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

On each Step-Up Date, we compare the Benefit Base (including any applicable Annual Credit) to:
•	the Contract Value on that date; and
•	the Adjusted Step-Up Value for each Interim Review Date during the immediately preceding Contract Year.
If the Contract Value or any such Adjusted Step-Up Value on any Step-Up Date is greater than the Benefit Base (including any Annual Credit) on that date, we will automatically step up the Benefit Base to equal the greater of:
•	the Contract Value on the Contract Anniversary; or
•	the highest Adjusted Step-Up Value for any Interim Review Date, during the immediately preceding Contract Year.
EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit Rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and that the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $121,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% ×$125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary equals $8,750 (7% × $125,000).
In no event, however, would we increase the Benefit Base to exceed $5 million. If we increase the Benefit Base on any Step-Up Date (after the Lifetime Income Date), we also increase the Lifetime Income Amount. The new Lifetime Income Amount equals the Benefit Rate multiplied by the new Benefit Base value after the Step-Up.
Interim Review Dates and Adjusted Step-Up Values. Under each of our Income Plus For Life® (Quarterly Step-Up Review) Series Riders, we compare the Rider’s Benefit Base to the Contract Value on a quarterly basis during each Contract Year, up to and including the Age 95 Contract Anniversary while the Rider is in effect. We call each of these dates an “Interim Review Date.”
If the Benefit Base is less than the Contract Value on any Interim Review Date, we establish a tentative Step-Up value for that date. We reduce each tentative Step-Up value on a pro rata basis to reflect any Excess Withdrawals you may have taken from the Interim Review Date to the end of that Contract Year. We increase each tentative Step-Up value by any Additional Purchase Payments (and reduce by any withdrawals) you may have made from the Interim Review Date to the end of that Contract Year. Then, at the end of the Contract Year, we compare each of the tentative Step-Up values, as adjusted to reflect Excess Withdrawals and Additional Purchase Payments (“Adjusted Step-Up Value”), for that Contract Year and select the highest Adjusted Step-Up Value. If the highest Adjusted Step-Up Value is higher than your Benefit Base (including any Credits, if applicable) on the Contract Anniversary, we will increase the Benefit Base to equal the highest Adjusted Step-Up Value.
EXAMPLE: Assume your Benefit Base at the beginning of Contract Year 2 is $100,000 and you make no Additional Purchase Payments during that year. Also assume the highest Adjusted Step-Up Value on an Interim Review Date is at the end of 6 months, when your Contract Value is $110,000. Finally, assume that you take no withdrawals during Contract Year 2 and your Contract Value at the end of the year is $105,000.
Under these assumptions for a single-life Income Plus For Life® (Quarterly Step-Up Review) Rider, we increase your Benefit Base, but not your Contract Value, to $110,000 at the end of Contract Year 2. We also increase your annual Lifetime Income Amount from $5,000 (5% of $100,000) to $5,500 (5% of $110,000). Your Contract Value equals $105,000 at the end of Contract Year 2.
Under these assumptions for an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider, we increase your Benefit Base, but not your Contract Value, to $110,000 at the end of Contract Year 2. For non-New York Contracts, we also increase your annual Lifetime Income Amount from $4,750 (4.75% of $100,000) to $5,225 (4.75% of $110,000). In New York, we increase your annual Lifetime Income Amount from $4,500 (4.5% of $100,000) to $4,950 (4.5% of $110,000). In each case, your Contract Value equals $105,000 at the end of Contract Year 2.
Impact of Step-Ups on Rider Fees. Each time we increase the Benefit Base, we also increase the dollar amount of the Rider fee. The new Rider fee is based on the new Benefit Base. We also reserve the right to increase the rates of the Income Plus For Life® (Quarterly Step-Up Review) Rider fee up to a maximum rate of 1.20%. If we decide to increase the rate at the effective date of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Rider Fees” earlier in this Appendix). If you decline the Step-Up, the fee rate will not be increased.
Impact of Step-Ups on Credit Period. Each time a Step-Up occurs, we extend the annual Credit Period to the lesser of 10 years from the effective date of the Step-Up Date or the Age 95 Contract Anniversary.
Declination of Step-Ups. If you decline an automatic Step-Up, you have the option to elect to Step-Up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.
Step-Ups may occur only while the Income Plus For Life® (Quarterly Step-Up Review) Series Rider is in effect.
Withdrawals, Distributions and Settlements
Overview. The Income Plus For Life® (Quarterly Step-Up Review) Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives, subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:
•	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;
•	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or
•	if you make an Additional Purchase Payment that we accept under a Financial Account Plan or Payroll Plan (up to specified limits and if not otherwise restricted).
Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).
We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values. We reduce your Contract Value and your death benefit each time you take a withdrawal.
Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you selected. Your future Lifetime Income Amount could be significantly reduced if:
•	you take withdrawals prior to the Lifetime Income Date, or
•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.
For the Income Plus For Life® (Quarterly Step-Up Review) Series Riders, an Excess Withdrawal is:
•	a withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date, or
•	a withdrawal (including applicable withdrawal charges) you take on and after the Lifetime Income Date that, together with all other withdrawals taken during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.
After the Lifetime Income Date, we do not consider withdrawals under our Life Expectancy Distribution Program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.

If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.
Withdrawals before the Lifetime Income Date. Each time you take a withdrawal before the Lifetime Income Date, we generally reduce the Benefit Base on a pro rata basis. This means that we reduce the Benefit Base in the same proportion that your Contract Value is reduced by the Withdrawal Amount. We use a different method if you take a withdrawal under our Life Expectancy Distribution Program.
EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Rider that named you as the Covered Person when you were 45. (Since you were under age 58½ at time of purchase, the Lifetime Income Date will not coincide with the Rider’s effective date.) Now assume that in the eighth Contract Year, when you were 53, the Contract Value was $80,000, the Benefit Base was $90,000, no withdrawal charges apply under your Contract and you withdrew $5,000 of Contract Value.
In this case, you reduce your Contract Value by 6.25% (i.e., $5,000/$80,000) and we reduce your Benefit Base by the same percentage ($90,000 × 0.0625, or $5,625). The Benefit Base after the Excess Withdrawal is $90,000 – $5,625, or $84,375.
Note: withdrawals may be taxable and if made prior to age 59½ may be subject to a 10% penalty tax (see “VII. Federal Tax Matters”).
Withdrawals after the Lifetime Income Date. Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is entirely or partially an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal(s) for that Contract Year). If so, we reduce the Benefit Base on a pro rata basis. We do this by reducing your Benefit Base in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal that resulted in an Excess Withdrawal.
Each time we reduce the Benefit Base, we also reduce the Lifetime Income Amount to equal 5% of the new Benefit Base. We also reduce the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.
EXAMPLE (Income Plus For Life® (Quarterly Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Rider. Also assume that when you are age 62, the Contract Value is $100,000, the Benefit Base is $110,000, and the Lifetime Income Amount is $5,500. If you withdraw $10,000, we first reduce your Contract Value by 10% ($10,000/$100,000) and since this withdrawal is an Excess Withdrawal, we reduce your Benefit Base by the same percentage ($110,000 × .10 = $11,000). The Benefit Base after the Excess Withdrawal is $99,000 ($110,000 – $11,000) and the Lifetime Income Amount is $4,950 (.05 × $99,000).
EXAMPLE (Income Plus For Life – Joint Life® (Quarterly Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider. Also assume that when the younger Covered Person is age 62, the Contract Value is $100,000 and the Benefit Base is $110,000. For non-New York Contracts, the Benefit Rate is 4.75% and the Lifetime Income Amount is $5,225. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,703 (4.75% × $99,000).
For New York Contracts, the Benefit Rate is 4.50% and the Lifetime Income Amount would be $4,950. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,455 (4.50% × $99,000).
The Income Plus For Life® (Quarterly Step-Up Review) Series Riders enter a Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Rider, and the Rider will not enter the Settlement Phase, if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see “Settlement Phase” in this section, below). The Income Plus For Life® (Quarterly Step-Up Review) benefit terminates if both the Contract Value and Benefit Base immediately after a withdrawal are equal to zero.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Series Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the Lifetime Income Date for your Rider (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).
Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution Program is available with the Income Plus For Life® (Quarterly Step-Up Review) Series Riders (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).
Each withdrawal under our Life Expectancy Distribution Program reduces your Contract Value. We reduce the Benefit Base by the amount of the withdrawal if you take a withdrawal under our Life Expectancy Distribution Program prior to the Lifetime Income Date. We do not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution Program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution Program.
Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a an Income Plus For Life® (Quarterly Step-Up Review) Series Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. During the Settlement Phase, the Contract continues but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We do not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.
The Settlement Phase under the Rider begins if:
•	the Contract Value reduces to zero at any time during a Contract Year, and
•	there were no Excess Withdrawals during that Contract Year, and
•	the Benefit Base is still greater than zero at the time.
There is no Settlement Phase under an Income Plus For Life® (Quarterly Step-Up Review) Series Rider if you take any withdrawal before the earliest available Lifetime Income Date and the Contract Value declines to zero during the Contract Year of the withdrawal.
The settlement amount we pay to you under the Rider varies:
•	If you enter the Settlement Phase after the Lifetime Income Date, at the start of the Settlement Phase we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year, and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.
•	If you enter the Settlement Phase before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., 5% of the Benefit Base at the Lifetime Income Date).
•	In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

Impact of Death Benefits
Income Plus For Life® (Quarterly Step-Up Review). If the Beneficiary does not take the death benefit as a lump sum, the following applies:
If the Deceased Owner is:		Then INCOME PLUS FOR LIFE® (Quarterly Step-Up Review):
1.	Not the Covered Person	-	may continue if the Beneficiary elects to continue the Contract within the time we permit under our administrative rules. We automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We also recalculate the Lifetime Income Amount to equal 5% of the recalculated Benefit Base and assess the Rider fee based on the recalculated Benefit Base.
		-	enters its Settlement Phase if a subsequent withdrawal depletes the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.
		-	continues to be eligible for any remaining Credit amounts and Step-Ups, and a Target Amount adjustment, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit and any future Step-Ups if we increase the rate of the Income Plus For Life® (Quarterly Step-Up Review) fee at that time.
2.	The Covered Person	-	ends without any further benefit.
If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Income Plus For Life® (Quarterly Step-Up Review) continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.
Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life® (Quarterly Step-Up Review) Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is an individual, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.
Income Plus For Life – Joint Life® (Quarterly Step-Up Review). If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a Spousal Beneficiary or (c) the surviving Covered Person is a Spouse of the deceased Owner and a tax-qualified retirement plan is the non-Spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups).
If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.
Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract’s death benefit as a lump sum, subject to the distribution options listed in the Contract. (See “Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider fee (see “Rider Fees – Fee for Income Plus For Life® (Quarterly Step-Up Review) Series Riders” earlier in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime

Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a “withdrawal” for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.
If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.
We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.
Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider is in effect we will reduce the Lifetime Income Amount to zero and we no make no additional payments under the Rider to the Beneficiary.
Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see “Covered Person” in the definitions above). If that happens and:
•	if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and
•	if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the “last” Covered Person and the Rider will terminate.
Death Benefits during the Settlement Phase. If death occurs during an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider’s Settlement Phase, the only death benefit we provide is the remaining settlement payments that may become due under that Rider. If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the Lifetime Income Date. Settlement payments will equal the Lifetime Income Amount. We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.
Termination of Rider
You may not terminate an Income Plus For Life® (Quarterly Step-Up Review) Series Rider once it is in effect. However, the Income Plus For Life® (Quarterly Step-Up Review) Series Rider terminates automatically upon the earliest of:
•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;
•	the date an Annuity Option begins;
•	the date the Contract Value and the Benefit Base both equal zero;
•	(for Income Plus For Life® (Quarterly Step-Up Review)) the death or removal of the Covered Person;
•	(for Income Plus For Life – Joint Life® (Quarterly Step-Up Review)) the death or removal of the last Covered Person remaining under the Rider;
•	the date a new GMWB Rider becomes effective under any Rider exchange program that we may make available; or
•	termination of the Contract.
Features of Income Plus For Life® (Annual Step-Up Review) Series Riders
Income Plus For Life® (Annual Step-Up Review) has previously been referred to as “Income Plus For Life®.”
Form of Guaranteed Amounts
Income Plus For Life® (Annual Step-Up Review) Series Riders provide a lifetime income guarantee based on a single life (Income Plus For Life® (Annual Step-Up Review)) or on the lifetime durations of two Covered Persons (Income Plus For Life – Joint Life® (Annual Step-Up Review)).

IPFL (Annual Step-Up Review) Benefits
Lifetime Income Amount. The Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:
•	(for Income Plus For Life® (Annual Step-Up Review)) the Covered Person remains alive and is designated as an Owner, Beneficiary or Annuitant of the Contract, subject to the terms and conditions of the Rider.
•	(for Income Plus For Life – Joint Life® (Annual Step-Up Review)) at least one Covered Person remains alive and qualified as a Covered Person and is designated as an Owner, Beneficiary or Annuitant of the Contract, subject to the terms and conditions of the Rider.
We determine the initial Lifetime Income Amount by multiplying:
•	the Benefit Rate for the Rider (5% for Income Plus For Life® (Annual Step-Up Review), 4.75% for Income Plus For Life – Joint Life® (Annual Step-Up Review)); by
•	the Benefit Base for the Rider on the Lifetime Income Date.
EXAMPLE (Income Plus For Life® (Annual Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).
EXAMPLE (Income Plus For Life – Joint Life® (Annual Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% × $100,000).
We may reduce the Lifetime Income Amount to reflect withdrawals and Resets, and we may increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits, a Target Amount adjustment and Step-Ups as provided in the Rider.
Lifetime Income Date. The Lifetime Income Date is the date you purchased the Rider if:
•	(for Income Plus For Life® (Annual Step-Up Review)) you were age 59½ or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date you turn age 59½ (age 61 in New York) .
•	(for Income Plus For Life – Joint Life® (Annual Step-Up Review)) both you and your Spouse were age 59½ or older at the time; otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date the younger Spouse would turn age 59½. (The Lifetime Income Date does not change if the younger Spouse does not survive to this date and the older Spouse is still a Covered Person under the Rider.)
Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and take a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” for more information.
We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under the Rider, but you may continue to be eligible for Credits and Step-Ups if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).
Benefit Base
We use a Benefit Base to determine the Lifetime Income Amount. The maximum Benefit Base at any time is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). If we allowed you to purchase the Rider after the first Contract Year, we may have determined the initial Benefit Base based on your Contract Value after the first Contract Year.
We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.
We increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.
Benefit Rate
We use the following Benefit Rates to determine the Lifetime Income Amount:
•	Income Plus For Life® (Annual Step-Up Review) – 5%

•	Income Plus For Life – Joint Life® (Annual Step-Up Review) – 4.75%.
Because we provide our guarantee over the lifetimes of two Covered Persons under an Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider, we use a lower Benefit Rate than we do under an Income Plus For Life® (Annual Step-Up Review) Rider. We will use the Benefit Rate applicable to the age of the Covered Person (youngest Covered Person under IPFL – Joint Life (Annual Step-Up Review)) on the first withdrawal after the Lifetime Income Date to calculate the initial Lifetime Income Amount.
Increases in Guaranteed Amounts
Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under an Income Plus For Life® (Annual Step-Up Review) Series Rider.
Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment that we accept (see “Restrictions on Additional Purchase Payments,” above), subject to the maximum Benefit Base limit of $5 million.
On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, up to a maximum Benefit Base of $5 million. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase Payment, plus the excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:
•	the Lifetime Income Date; or
•	the latest of:
•	the date of a Purchase Payment that we applied to the Benefit Base;
•	the date of a reduction in the Benefit Base; or
•	the effective date of a Step-Up.
Credits. The Income Plus For Life (Annual Step-Up Review) Rider provides the following Credit features:
•	Annual Credit Rate:
•	7% for Riders purchased on or after January 17, 2008 and outside of New York;
•	6% for Riders purchased before January 17, 2008 or in New York.
•	Credit Period (for Annual Credits) – The initial Credit Period coincides with the first 10 Contract Years while the Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.
•	Ten Year Credit Rate – See “Ten Year Credit” for a description of the rate we use to calculate a Ten Year Credit.
•	Ten Year Credit Period – The Credit Period for the Ten Year Credit ends on a “Target Date” that coincides with the 10th Contract Anniversary after the effective date of the Income Plus For Life (Annual Step-Up Review) Rider.
Annual Credits. (We refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits if you take no withdrawals during the previous Contract Year.
EXAMPLE (Income Plus For Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life® (Annual Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit Rate is 7% (i.e., your Rider was purchased on or after January 17, 2008 outside of New York). Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.
•	At the end of the first Contract Year, we apply an Annual Credit to the Benefit Base and increase it to $107,000 ($100,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,350 (5% × $107,000).
•	At the end of the second Contract Year, we apply an Annual Credit to the Benefit Base and increase it again to $114,000 ($107,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,700 (5% × $114,000).
Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, and you take no withdrawal and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.
•	At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (7% × ($100,000 + $5,000) = $7,350). The Benefit Base increases to $112,350 ($100,000 + $5,000 + $7,350) and the Lifetime Income Amount increases to $5,618 (5% × $112,350).
EXAMPLE (Income Plus For Life – Joint Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider when the younger Covered Person is age 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit Rate is 6% (i.e., your Rider was purchased before January 17, 2008). Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.
•	At the end of the first Contract Year, we apply an Annual Credit to the Benefit Base and increase it to $106,000 ($100,000 + 6% × $100,000). The Lifetime Income Amount increases to $5,035 (4.75% × $106,000).
•	At the end of the second Contract Year, we apply an Annual Credit to the Benefit Base and increase it again to $112,000 ($106,000 + 6% × $100,000). The Lifetime Income Amount increases to $5,320 (4.75% × $112,000).
Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, and you take no withdrawal and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.
•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.
•	At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (6% × ($100,000 + $5,000) = $6,300). The Benefit Base increases to $111,300 ($100,000 + $5,000 + $6,300) and the Lifetime Income Amount increases to $5,287 (4.75% × $111,300).
Ten Year Credit. (We may refer to the Ten Year Credit as a “Target Amount adjustment” in your Rider and in our communications.) If you take no withdrawals under your Contract from the effective date of the Income Plus For Life® (Annual Step-Up Review) Rider until the end of the Ten Year Credit Period, we make a calculation at that time and, to the extent necessary, apply a Credit so that the Benefit Base equals the greater of:
•	the current Benefit Base, as increased by any Annual Credit or Step-Up for the Contract Year ending on the Target Date; or
•	the Target Amount (see below).
The “Ten Year Credit Period” will exceed ten Contract Years if you purchased this Rider before a Covered Person turned age 59.
The Target Amount is 200% of all Purchase Payments made in the first Contract Year plus 100% of all Additional Purchase Payments you make prior to the Target Date (subject to our Purchase Payment limits). In no event, however, will we set a Target Amount in excess of $5 million.
We reduce the Target Amount to zero if you take any withdrawals under your Contract from the effective date of the Income Plus For Life® (Annual Step-Up Review) Rider until the end of the Ten Year Credit Period. We increase the Target Amount to reflect Additional Purchase Payments during that period and, in some cases, we also increase the Target Amount to reflect favorable investment performance.
The Ten Year Credit can provide higher lifetime income than you would otherwise receive under this Rider, as long as you wait until the end of the Target Date to take your first withdrawal.
Step-Ups. The Income Plus For Life® (Annual Step-Up Review) Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).
How Step-Ups Work. We schedule Step-Up Dates starting on the first Contract Anniversary following your purchase of the Rider and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

On each Step-Up Date, we compare the Benefit Base (including any applicable Annual Credit) to the Contract Value on that date. If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Annual Credit) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also increase the Lifetime Income Amount (after the Lifetime Income Date) and the Rider fee (see “Rider Fees” earlier in this Appendix). The new Lifetime Income Amount will equal 5% of the Benefit Base value after the Step-Up, and the Rider fee will be based on the increased Benefit Base. We also reserve the right to increase the rate of the Income Plus For Life® (Annual Step-Up Review) fee up to a maximum rate of 1.20%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Fee for Income Plus For Life® (Annual Step-Up Review) Series Riders” earlier in this Appendix). If you decline the Step-Up, the fee rate will not be increased. We schedule the Step-Up Dates starting with the first Contract Anniversary and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.
Impact of Step-Ups on Credit Period. Each time a Step-Up occurs, we will extend the Annual Credit Period to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.
Declination of Step-Ups. If you decline an automatic Step-Up, you will have the option to elect to step up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.
EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Annual Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit Rate is 7% (i.e., purchased after January 17, 2008 outside of New York). Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $121,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% × $125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary equals $8,750 (7% × $125,000).
In no event, however, will we increase the Benefit Base to exceed $5 million. If we increase the Benefit Base on any Step-Up Date (after the Lifetime Income Date), we also increase the Lifetime Income Amount. The new Lifetime Income Amount equals the Benefit Rate multiplied by the new Benefit Base value after the Step-Up.
Step-Ups may occur only while the Income Plus For Life® (Annual Step-Up Review) Series Rider is in effect.
Withdrawals, Distributions and Settlements
Overview. The Income Plus For Life® (Annual Step-Up Review) Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives, subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:
•	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;
•	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or
•	if you make an Additional Purchase Payment that we accept under a Financial Account Plan (up to specified limits and if not otherwise restricted).
Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).

We will reduce the death benefit on a dollar-for-dollar basis for any withdrawals you make after the Lifetime Income Date until the total amount of withdrawals during a Contract Year equals the Lifetime Income Amount. Once a withdrawal exceeds the Lifetime Income Amount, we will reduce the death benefit on a pro rata basis by the entire amount of that withdrawal.
EXAMPLE: If you take a withdrawal of $8,000 when your Contract Value is $80,000 and your Guaranteed Minimum Death Benefit is $100,000, and your Lifetime Income Amount is $5,000, we reduce your Guaranteed Minimum Death Benefit on a pro rata basis for the amount of the Excess Withdrawal. That means we reduce the Contract Value to $72,000 and the Guaranteed Minimum Death Benefit by 10% ($8,000/$80,000), to $90,000 ($100,000 – 10% × $100,000).
We reduce your Contract Value each time you take a withdrawal. We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values.
Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you selected. Your future Lifetime Income Amount could be significantly reduced if:
•	you take withdrawals prior to the Lifetime Income Date, or
•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.
For the Income Plus For Life® (Annual Step-Up Review) Series Riders, an Excess Withdrawal is:
•	any withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date that, together with all other withdrawals during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Benefit Rate of the Rider (see “Benefit Rate” above) at the prior Contract Anniversary, increased for any Additional Purchase Payments; or
•	a withdrawal (including applicable withdrawal charges) you take on and after the Lifetime Income Date that, together with all other withdrawals taken during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.
EXAMPLE (Income Plus For Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life® (Annual Step-Up Review) Rider. Also assume that when you are age 67, the Contract Value is $90,000, the Benefit Base is $110,000, the Lifetime Income Amount is $5,500 and the Benefit Rate is 5%. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we first reduce your Benefit Base to $80,000, the lesser of the Contract Value after the withdrawal ($90,000 – $10,000) or the Benefit Base after the withdrawal ($110,000 – $10,000). The new Lifetime Income Amount is $4,000 – 5% of the new Benefit Base after the withdrawal ($80,000).
EXAMPLE (Income Plus For Life – Joint Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider. Also assume that when you are age 67, the Contract Value is $90,000 and the Benefit Base is $110,000. The Benefit Rate is 4.75% and the Lifetime Income Amount is $5,225. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base to $80,000, the lesser of the Contract Value after the withdrawal ($90,000 – $10,000) or the Benefit Base after the withdrawal ($110,000 – $10,000). The new Lifetime Income Amount is $3,800 – 4.75% of the new Benefit Base after the withdrawal ($80,000).
We do not consider withdrawals under our Life Expectancy Distribution Program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.
If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.
Withdrawals before the Lifetime Income Date. Each time you take a withdrawal before the Lifetime Income Date, we reduce the Benefit Base by the Withdrawal Amount. If, however, a withdrawal is an Excess Withdrawal, we will reset the Benefit Base to equal the lesser of:
•	the Contract Value immediately after the withdrawal; or
•	the Benefit Base minus the Withdrawal Amount.

If you take withdrawals prior to the Lifetime Income Date, we reduce the Benefit Base we use to determine the guaranteed Lifetime Income Amount on the Lifetime Income Date. You could eventually lose any benefit based on the Lifetime Income Amount if you take withdrawals in excess of an amount equal to the Benefit Rate multiplied by the Benefit Base. If Contract Value declines to zero during a Contract Year in which you have an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Income Plus For Life® (Annual Step-Up Review) Rider. (See “Settlement Phase” in this section, below.)
Withdrawals after the Lifetime Income Date. After the Lifetime Income Date, you may withdraw the guaranteed Lifetime Income Amount each Contract Year without affecting the Benefit Base. If your total withdrawals during a Contract Year exceed the Lifetime Income Amount, however, we will reset the Benefit Base and the Lifetime Income Amount.
Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is entirely or partially an Excess Withdrawal. If so, we reset the Benefit Base to equal the lesser of:
•	the Benefit Base before the withdrawal minus the entire amount of the Excess Withdrawal; or
•	the Contract Value immediately after the Excess Withdrawal.
After we reset the Benefit Base, we reset the Lifetime Income Amount to equal the Benefit Rate multiplied by the new Benefit Base. We also reset the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.
The Income Plus For Life® (Annual Step-Up Review) Rider enters a Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Income Plus For Life® (Annual Step-Up Review) Rider if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see “Settlement Phase” in this section, below). The Income Plus For Life® (Annual Step-Up Review) benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are all equal to zero.
Effect of Withdrawals on Guaranteed Minimum Death Benefit Amount. If you purchased Income Plus For Life® (Annual Step-Up Review), we adjust the way we calculate the death benefit payable under your Contract upon the death of the Owner (or deemed Owner if the Owner is not a natural person) during the Accumulation Period. We reduce that death benefit each time you take a withdrawal. We will reduce the death benefit on a dollar for dollar basis if:
•	you limit your withdrawals (including applicable withdrawal charges) during a Contract Year to the Lifetime Income Amount; or
•	you purchased the Income Plus For Life® (Annual Step-Up Review) Rider before the Covered Person turned age 59½, and you limit your withdrawals (including applicable withdrawal charges) each Contract Year before the Lifetime Income Date to the Benefit Rate multiplied by the Benefit Base and to the Lifetime Income Amount for each Contract Year after that.
If you take an Excess Withdrawal, we will deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the Guaranteed Minimum Death Benefit under the Contract. Pro rata means we reduce the Guaranteed Minimum Death Benefit by the same percentage that the Excess Withdrawal reduces the Contract Value. That is, by an amount equal to:
•	the Guaranteed Minimum Death Benefit before the withdrawal, multiplied by an amount equal to:
•	the Excess Withdrawal amount; divided by
•	the Contract Value before the withdrawal.
We also will reduce the Guaranteed Minimum Death Benefit in the same manner for any subsequent Excess Withdrawals that you take during that Contract Year.
Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with an Income Plus For Life® (Annual Step-Up Review) Series Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the Lifetime Income Date for your Rider (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).
Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution Program is available with the Income Plus For Life® (Annual Step-Up Review) Series Riders (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).
Each withdrawal under our Life Expectancy Distribution Program reduces your Contract Value. We reduce the Benefit Base by the amount of the withdrawal if you take a withdrawal under our Life Expectancy Distribution Program prior to the Lifetime Income Date. We do not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution Program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution Program.
Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a an Income Plus For Life® (Annual Step-Up Review) Series Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. During the Settlement Phase, the Contract continues but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We will not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.
The Settlement Phase under the Rider begins if:
•	the Contract Value reduces to zero at any time during a Contract Year;
•	there were no Excess Withdrawals during that Contract Year; and
•	the Benefit Base is still greater than zero at the time.
You will lose the ability to receive Lifetime Income Amounts if you withdraw more than the Lifetime Income Amount during a Contract Year and the Contract Value declines to zero.
The settlement payment we pay to you under the Rider varies:
•	If you enter the Settlement Phase after the Lifetime Income Date, at the start of the Settlement Phase we pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year, and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.
•	If you enter the Settlement Phase before the Lifetime Income Date, we begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount equals the Lifetime Income Amount.
•	In lieu of annual payments of the settlement amount, we permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

Impact of Death Benefits
Income Plus For Life (Annual Step-Up Review). If the Beneficiary does not take the death benefit as a lump sum, the following applies:
If the Deceased Owner is:		Then INCOME PLUS FOR LIFE® (ANNUAL STEP-UP REVIEW):
1.	Not the Covered Person and the Beneficiary is the deceased Owner’s Spouse	-	may continue if the Beneficiary elects to continue the Contract within the time we permit under our administrative rules. We automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We also recalculate the Lifetime Income Amount to equal 5% of the recalculated Benefit Base and assess the Rider fee based on the recalculated Benefit Base.
		-	enters its Settlement Phase if a subsequent withdrawal depletes the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.
-	continues to be eligible for any remaining Credits and Step-Ups, and a Target Amount adjustment, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Spouse to opt out of an increase in the Benefit
Base, if any, to reflect the initial death benefit and any future Step-Ups if we increase the rate of the Income Plus For Life® (Annual Step-Up Review) fee at that time.
2.	Not the Covered Person and the Beneficiary is not the deceased Owner’s Spouse	-	may continue in the same manner as 1.
		-	enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.
		-	does not continue to be eligible for any Credits and Step-Ups, or a Target Amount adjustment. We will permit the Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit if we increase the rate of the Income Plus For Life® (Annual Step-Up Review) fee at that time.
3.	The Covered Person and the Beneficiary is the deceased Owner’s Spouse	-	ends without any further benefit.
4.	The Covered Person and the Beneficiary is not the deceased Owner’s Spouse	-	ends without any further benefit.
Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life® (Annual Step-Up Review) Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is an individual, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.
Income Plus For Life – Joint Life® (Annual Step-Up Review). If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a Spousal Beneficiary; or (c) the surviving Covered Person is a Spouse of the deceased Owner and a tax-qualified retirement plan is the non-Spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). If the Rider continues, we will determine the

Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.
Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract’s death benefit as a lump sum, subject to the distribution options listed in the Contract. (See “Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider fee (see “Fee for Income Plus For Life® (Annual Step-Up Review) Series Riders” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a “withdrawal” for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.
If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.
We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.
Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider is in effect we will reduce the Lifetime Income Amount to zero and we no make no additional payments under the Rider to the Beneficiary.
Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider. If that happens and:
•	if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and
•	if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the “last” Covered Person and the Rider will terminate.
Termination of Rider
You may not terminate the Income Plus For Life® (Annual Step-Up Review) Rider once it is in effect. However, the Income Plus For Life® (Annual Step-Up Review) Rider terminates automatically upon the earliest of:
•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;
•	the date an Annuity Option begins;
•	the date the Contract Value and the Benefit Base both equal zero;
•	the death or removal of the Covered Person; or
•	termination of the Contract.
Features of Principal Plus and Principal Plus for Life Series Riders
Forms of Guaranteed Amounts
Principal Plus and each of the Principal Plus for Life Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period that guarantees the return of your investments in the Contract, regardless of market performance, as long as you limit your annual withdrawals to the Guaranteed Withdrawal Amount.

In addition, Principal Plus for Life, and Principal Plus for Life Plus Automatic Annual Step-Up Riders provide a lifetime income guarantee based on a single life. The Principal Plus for Life Plus Spousal Protection Rider provides a lifetime income guarantee based on the lifetime durations of two Covered Persons. Principal Plus does not provide a lifetime income guarantee.
Principal Plus and PPFL Benefits
Lifetime Income Amount (Not applicable to Principal Plus). The Principal Plus for Life Series Riders provide our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:
•	(for Principal Plus for Life and Principal Plus For Life Plus Automatic Annual Step-Up) the Covered Person remains alive and is designated as an Owner, Beneficiary or Annuitant under the Contract, or
•	(for Principal Plus For Life Plus Spousal Protection) either Covered Person remains alive and is designated as an Owner, Beneficiary or Annuitant under the Contract. The Lifetime Income Amount reduces to zero upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.
We determine the initial Lifetime Income Amount by multiplying:
•	the Benefit Rate for the Rider (5%); by
•	the Benefit Base for the Rider on the Lifetime Income Date.
EXAMPLE: Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the benefit rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).
The maximum Lifetime Income Amount at any time for a Principal Plus for Life Series Rider is $250,000. We will increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.
We will reduce the Lifetime Income Amount if you take Excess Withdrawals. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.
Lifetime Income Date (Not applicable to Principal Plus). The Lifetime Income Date is the date you purchased the Rider if:
•	(for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Riders purchased outside of New York after June 16, 2008) you were age 58½ or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you turn age 58½.
•	(for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Riders purchased from March 12, 2007 to June 15, 2008, or purchased in New York) you were age 59½ or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you turn age 59½.
•	(for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Riders purchased before March 12, 2007) you were age 65 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you turn age 65.
•	(for Principal Plus for Life Plus Spousal Protection) the older of you and your Spouse were age 65 or older at the time; otherwise, the Anniversary Date on, or immediately following, the date the older Spouse would turn age 65. (The Lifetime Income Date does not change if the older Spouse does not survive to this date and the younger Spouse is still a Covered Person under the Rider.)
Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and take a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” for more information.
We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under these Riders, but you may continue to be eligible for Credits and Step-Ups if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).
Benefit Base
The Riders refer to the Benefit Base as the “Guaranteed Withdrawal Balance.”

The maximum Benefit Base at any time is $5 million. We will increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. We will reduce the Benefit Base if you take a withdrawal. We may reduce the Benefit Base to reflect the withdrawal either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.
The Benefit Base we use to determine the initial Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. (We do not count Purchase Payment amounts over $5 million or, for Contracts issued in New York with a Payment Enhancement Rider, any Payment Enhancement attributable to the Purchase Payment for this purpose.) If we allowed you to purchase your Rider after the first Contract Year, we may have determined the Benefit Base by using your Contract Value after the first Contract Year.
The Benefit Base we use to determine the initial Lifetime Income Amount (not applicable to Principal Plus) is equal to the Benefit Base on the Lifetime Income Date.
Benefit Rate
The Benefit Rate is:
•	Principal Plus – 5.00%
•	Principal Plus for Life – 5.00%
•	Principal Plus for Life Plus Automatic Annual Step-Up – 5.00%
•	Principal Plus for Life Plus Spousal Protection – 5.00%.
Guaranteed Withdrawal Amount
The Guaranteed Withdrawal Amount is the amount we guarantee to be available each Contract Year for you to withdraw during the Accumulation Phase until the Benefit Base is depleted. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Benefit Base. The maximum Guaranteed Withdrawal Amount at any time is $250,000 ($150,000 for Principal Plus).
Increases in Guaranteed Amounts
Additional Purchase Payments – Principal Plus Rider. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under a Principal Plus Rider (see “Restrictions on Additional Purchase Payments,” above).
We will increase the Benefit Base (i.e., the Guaranteed Withdrawal Balance in your Rider) each time you make an Additional Purchase Payment that we accept, subject to the maximum Benefit Base limit of $3 million. In addition, we recalculate the Guaranteed Withdrawal Amount and usually increase it to equal the lesser of:
•	5% of the Benefit Base immediately after the Additional Purchase Payment; or
•	the Guaranteed Withdrawal Amount immediately prior to the Additional Purchase Payment plus an amount equal to 5% of the Additional Purchase Payment.
We do not change the Guaranteed Withdrawal Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount, before the Additional Purchase Payment.
Additional Purchase Payments – Principal Plus for Life Series Riders. We will increase the Benefit Base (i.e., the Guaranteed Withdrawal Balance in your Rider) each time you make an Additional Purchase Payment, up to a maximum Benefit Base of $5 million.
In addition, we will recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount and usually increase it:
•	in the case of the Guaranteed Withdrawal Amount, to equal the lesser of:
•	5% of the Benefit Base immediately after the Additional Purchase Payment; or
•	the Guaranteed Withdrawal Amount immediately prior to the Additional Purchase Payment plus an amount equal to 5% of the Additional Purchase Payment.
•	in the case of the Lifetime Income Amount, to equal the lesser of:
•	5% of the Benefit Base immediately after the Additional Purchase Payment; or

•	the Lifetime Income Amount immediately prior to the Additional Purchase Payment plus an amount equal to 5% of the Purchase Payment.
We do not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the Additional Purchase Payment.
Credits. The Riders provide the following Credit features:
•	Credit Rate – 5%.
•	initial Credit Period
•	(for Principal Plus) – the first 5 Contract Years.
•	(for Principal Plus for Life Series Riders issued prior to May 1, 2007) – the lesser of: (a) the first 10 Contract Years or (b) each Contract Year up to the Contract Year in which the Covered Person (younger of the two Covered Persons for Principal Plus for Life Plus Spousal Protection) turns age 80. If you elected a Principal Plus for Life Plus Spousal Protection Rider when you purchased a Contract, the Credit Period is determined on the Contract Date. If you purchased a Principal Plus for Life Plus Spousal Protection Rider to replace a Principal Plus for Life Rider, and the additional Covered Person is the younger of the two Covered Persons, the initial Credit Period is based on the age of that Covered Person as of the initial Contract Date. The Credit Period does not change upon the death of either Covered Person.
•	(for Principal Plus for Life Series Riders issued on and after May 1, 2007) – the first 10 Contract Years.
•	extended Credit Period (for Principal Plus for Life Series Riders issued on and after May 1, 2007) – Each time a Step-Up occurs, we will extend the Credit Period to the lesser of: (a) 10 years from a Step-Up Date; or (b) the Age 95 Anniversary Date.
Annual Credits. (We refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits if you take no withdrawals during the previous Contract Year.
Each time you qualify for a Credit, we increase the Benefit Base:
•	by an amount equal to 5% of total Purchase Payments to the Contract if you did not previously Step-Up the Benefit Base and/or we did not previously reduce the Benefit Base (see “Withdrawals, Distributions and Settlements”); otherwise
•	by an amount equal to 5% of the Benefit Base immediately after the latest Step-Up or reduction, increased by any Purchase Payments received since such latest Step-Up or reduction.
Each time we apply a Credit to the Benefit Base, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Credit or 5% of the Benefit Base after the Credit. Under Principal Plus for Life Series Riders, we will also recalculate the Lifetime Income Amount to equal the greater of the Lifetime Income Amount prior to the Credit or 5% of the Benefit Base after the Credit.
EXAMPLE: Assume that you purchase a Contract with a Principal Plus for Life Rider when you, the Covered Person, are 65, you take no withdrawals during the first and second Contract Year. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.
•	At the end of the first Contract Year, we apply a Credit to the Benefit Base and increase it to $105,000 ($100,000 + 5% × $100,000). The Lifetime Income Amount increases to $5,250 (5% × $105,000).
•	At the end of the second Contract Year, we apply a Credit to the Benefit Base and increase it again to $110,000 ($105,000 + 5% × $100,000). The Lifetime Income Amount increases to $5,500 (5% × $110,000).
Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, you take no withdrawals, and you make an Additional Purchase Payment of $5,000 in the fourth Contract Year.
•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.

•	At the end of the fourth Contract Year, we apply a Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (5% × ($100,000 + $5,000) = $5,250). The Benefit Base increases to $110,250 ($100,000 + $5,000 + $5,250) and the Lifetime Income Amount increases to $5,513 (5 × $110,250).
Step-Ups. The Principal Plus and Principal Plus For Life Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).
If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Credit) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). Each time we apply a Step-Up, we also recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount (with respect to Principal Plus for Life Series Riders), and the applicable Rider fee (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). The recalculated Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-Up or 5% of the Benefit Base after the Step-Up, and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-Up or 5% of the Benefit Base after the Step-Up. We also reserve the right to increase the rate of the Rider fee up to a maximum rate of:
•	(for Principal Plus and Principal Plus for Life) 0.75%, and
•	(for Principal Plus for Life Plus Automatic Annual Step-Up and Principal Plus for Life Plus Spousal Protection) 1.20%.
If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If you decline the Step-Up, the fee rate will not be increased.
Step-Up Dates. We schedule Step-Up Dates:
•	(for Principal Plus) – every 3rd Contract Anniversary after the Contract Date (i.e., the 3rd, 6th, 9th etc.), up to and including the 30th Contract Anniversary.
•	(for Principal Plus for Life Series Riders issued before May 1, 2007 and in a limited number of states thereafter) – the 3rd, 6th and 9th Contract Anniversary after the Contract Date and each succeeding Contract Anniversary on and after the 9th Contract Anniversary (i.e., the 10th, 11th, 12th, etc.) up to and including the 30th Contract Anniversary.
•	(for Principal Plus for Life Series Riders issued on and after May 1, 2007 (may vary by state)) – the 3rd, 6th and 9th Contract Anniversary after the Contract Date, and each succeeding Contract Anniversary on and after the 9th Contract Anniversary (i.e., the 10th, 11th, 12th, etc.) up to and including the Age 95 Contract Anniversary.
•	(for Riders issued in Oregon) – we limit the duration of Step-Up Dates to a maximum of 50 Contract Years.
•	(for Principal Plus for Life Riders with endorsement) – we issued an endorsement, in states where approved, after we issued certain Principal Plus for Life Riders. This endorsement increases Step-Up Dates to include each succeeding Contract Anniversary on and after the 9th Contract Anniversary. In such cases, an affected Owner had the option to decline the endorsement within 30 days of its issuance and, if he or she did so, we scheduled Step-Up Dates under the original schedule.
Under Principal Plus for Life Plus Automatic Annual Step-Up prior to May 1, 2007, we automatically step up the Benefit Base to equal the Contract Value on each Contract Anniversary starting with the first Contract Anniversary. We continue Step-Ups until, and including, the 30th Contract Anniversary (or when the Covered Person turns the age of 80, if earlier) while the Rider is in effect, provided the Contract Value is greater than the Benefit Base on that date. On and after May 1, 2007, we continue Step-Up’s until age 95.
EXAMPLE: Assume that you purchase a Contract with a Principal Plus for Life Plus Automatic Annual Step-Up Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit Rate is 5%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and that the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $115,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% × $125,000). If no withdrawals are taken in the fourth Contract Year, the Credit on the fourth Contract Anniversary equals $6,250 (5% × $125,000).

Election of Step-Ups under Principal Plus. Under Principal Plus, you may elect to step up the Benefit Base (and Guaranteed Withdrawal Amount, if applicable) to the recalculated value within 30 days following each Step-Up Date. Subject to state approval, however, we may have issued a special endorsement to a Principal Plus Rider after we issued the Contract. Under this special endorsement to the Principal Plus Rider, we automatically increase the Benefit Base (and Guaranteed Withdrawal Amount, if applicable) to equal a higher recalculated value. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, you then need to elect a Step-Up within 30 days of the respective Step-Up Date if you choose to make the increase effective.
If you decline a scheduled Step-Up, you have the option to elect to step up the Benefit Base (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base and the special endorsement to your Principal Plus Rider is in effect, we will thereafter resume automatic Step-Ups on each succeeding Step-Up Date.
Step-Ups under Principal Plus for Life Series Riders. We automatically step up the Benefit Base to equal the Contract Value (up to a maximum of $5 million). If you decline an automatic scheduled Step-Up, you have the option to elect to step up the Benefit Base (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.
Recalculation of Guaranteed Amounts. Each time we apply a Step-Up, we also recalculate the Guaranteed Withdrawal Amount, or Lifetime Income Amount for Principal Plus for Life Series Riders, to equal the greater of either the Guaranteed Withdrawal Amount or Lifetime Income Amount, as appropriate, prior to the Step-Up or 5% of the new Benefit Base value after the Step-Up.
Impact of Step-Ups on Rider Fees. Each time we increase the Benefit Base, we also increase the dollar amount of the Rider fee. The new Rider Fee is based on the new Benefit Base. We also reserve the right to increase the rate of the Principal Plus and Principal Plus for Life fee up to a maximum rate of 0.75%; we reserve the right to increase the rate of the Principal Plus for Life Plus Automatic Annual Step-Up and Principal Plus for Life Plus Spousal Protection fees up to a maximum rate of 1.20%. If we decide to increase the rate at the effective date of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If you decline the Step-Up, the fee rate will not be increased.
Step-Ups may occur only while the Principal Plus or Principal Plus for Life Series Rider is in effect.
Withdrawals, Distributions and Settlements
Overview. The Principal Plus and Principal Plus for Life Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives (does not apply to Principal Plus, which permits withdrawals until the Benefit Base is depleted to zero), subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:
•	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;
•	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or
•	if you make an Additional Purchase Payment that we accept under a Financial Account Plan or Payroll Plan (up to specified limits and if not otherwise restricted).
Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Guaranteed Withdrawal Amount and/or Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).

We reduce your Contract Value each time you take a withdrawal. We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values.
Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you selected. Your future Lifetime Income Amount could be significantly reduced if:
•	you take withdrawals prior to the Lifetime Income Date, or
•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.
An Excess Withdrawal under Principal Plus or a Principal Plus for Life Series Rider is a withdrawal (including applicable withdrawal charges) you take that, together with all other withdrawals (including any applicable withdrawal charges) previously taken during the Contract Year of the withdrawal, exceeds the Guaranteed Withdrawal Amount at the time of withdrawal. For Principal Plus for Life Series Riders, an Excess Withdrawal also includes withdrawals (including applicable withdrawal charges) you take: (a) before the Lifetime Income Date; or (b) on or after the Lifetime Income Date that, together with all other withdrawals (including applicable withdrawal charges) taken during a Contract Year, causes total withdrawals during that Contract Year to exceed the Lifetime Income Amount at the time of withdrawal.
We do not consider withdrawals under our Life Expectancy Distribution Program to result in Excess Withdrawals with respect to the Guaranteed Withdrawal Amount unless you take additional withdrawals outside of that program. We do not consider withdrawals under our Life Expectancy Distribution Program to result in Excess Withdrawals with respect to the Lifetime Income Amount unless:(a) you take additional withdrawals outside of that program; or (b) you take a distribution under that program before the Lifetime Income Date.
Impact of Withdrawals. We decrease the Benefit Base each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Benefit Base by the amount of the withdrawals. If an Excess Withdrawal is the result of your total withdrawals during a Contract Year exceeding the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically recalculate and, in most cases reduce, the Benefit Base to equal the lesser of:
•	the Contract Value immediately after the withdrawal; or
•	the Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal.
Each time we recalculate the Benefit Base, we also recalculate, and in most cases reduce, the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of:
•	the Guaranteed Withdrawal Amount prior to the withdrawal; or
•	5% of the greater of: (a) the Contract Value after the withdrawal or (b) the new Benefit Base value.
We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.
If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Guaranteed Withdrawal Amount and/or Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.
Withdrawals before the Lifetime Income Date (not applicable to Principal Plus). Under Principal Plus for Life Series Riders, we deem any withdrawal before the Lifetime Income Date to be entirely or partially an Excess Withdrawal with respect to the Lifetime Income Amount because it reduces the Benefit Base we use on the Lifetime Income Date to determine the Lifetime Income Amount. This includes reductions to the Benefit Base caused by distributions under our Life Expectancy Distribution Program before the Lifetime Income Date.
Withdrawals on and after the Lifetime Income Date (not applicable to Principal Plus). Under Principal Plus for Life Series Riders, we recalculate the Lifetime Income Amount after the Lifetime Income Date if an Excess Withdrawal is the

result of total withdrawals during a Contract Year exceeding the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount equals the lesser of:
•	the Lifetime Income Amount prior to the withdrawal; or
•	5% of the greater of the Contract Value immediately after the withdrawal or the new Benefit Base value.
Under Principal Plus for Life Series Riders, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Lifetime Income Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Lifetime Income Date without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Benefit Base value), your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount.
If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we recalculate amounts we guarantee for future withdrawals. We may recalculate and reduce the Benefit Base, Guaranteed Withdrawal Amount and, Lifetime Income Amount (under Principal Plus for Life Series Riders) values to reflect reductions that exceed the amount of your withdrawals. A recalculation and reduction also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and (under Principal Plus for Life Series Riders) Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount may reduce or eliminate future Lifetime Income Amount values.
Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with a Principal Plus or Principal Plus for Life Series Rider, you may be able to pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with a Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up and Principal Plus for Life Plus Spousal Protection Rider to provide automatic payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. We also offer the Income Made Easy Program for Principal Plus, and the full allowable amount is based on the Guaranteed Withdrawal Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the earliest available Lifetime Income Date for your Rider (see “Pre-authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).
Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution Program is available with the Principal Plus and Principal Plus for Life Series Riders (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).
For Principal Plus, the Company’s Life Expectancy Amount for each year is equal to the greater of:
•	the Contract Value as of the applicable date divided by the Owner’s life expectancy; or
•	the Benefit Base as of the applicable date divided by the Owner’s life expectancy.
For purposes of these Life Expectancy Amount calculations, the Owner’s life expectancy is determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2003, issued under the relevant section of the Code referred to above.
In the future, the requirements under tax law for such distributions may change and the Life Expectancy Amount calculation provided under Principal Plus may not be sufficient to satisfy the requirement under tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the Life Expectancy Amount and may result in a recalculation and reduction of the Benefit Base and the Guaranteed Withdrawal Amount. Please discuss these matters with your tax professional for more information on distribution requirements under the Code.
Each withdrawal under our Life Expectancy Distribution Program reduces your Contract Value.
We will not make any further withdrawals under our Life Expectancy Distribution Program if both the Contract Value and the Benefit Base are depleted to zero. Under a Principal Plus for Life Series Rider, however, we will make further distributions as part of the Settlement Phase if the Lifetime Income Amount is greater than zero and the Covered Person is living at that time.

Settlement Phase. Principal Plus enters a Settlement Phase if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Benefit Base immediately after the withdrawal is greater than zero (see “Settlement Phase” below). The Principal Plus benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are both equal to zero.
The Principal Plus for Life Series Riders enters a Settlement Phase if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but either the Benefit Base or the Lifetime Income Amount immediately after the withdrawal is greater than zero. The Rider benefit terminates if the Contract Value, Benefit Base and Lifetime Income Amount immediately after a withdrawal are all equal to zero.
Settlement Payments during Principal Plus Settlement Phase. At the beginning of Principal Plus’s Settlement Phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Benefit Base depletes to zero (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” earlier in this Appendix). If the Guaranteed Withdrawal Amount, or the Life Expectancy Distribution if applicable, for a Contract Year exceeds the Benefit Base, however, then the settlement payment for that Contract Year will be limited to the Benefit Base. The settlement payments will be paid no less frequently than annually. If any Owner dies during Principal Plus’s Settlement Phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the “Death Benefit Before Maturity Date” section of the Prospectus described in “Accumulation Period Provisions.”
This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum and Principal Plus continues (as described in “Impact of Death Benefits,” below) and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Principal Plus’s Settlement Phase are subject to the distribution provisions of the “Death Benefit Before Maturity Date” section of the Contract described in “V. Description of the Contract – Accumulation Period Provisions – Payment of Death Benefit.”
Settlement Payments during Principal Plus for Life Series Riders Settlement Phase. At the beginning of the Settlement Phase, the settlement payment amount we permit you to choose varies:
•	You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Benefit Base is greater than zero at the beginning of the Settlement Phase. We reduce any remaining Benefit Base each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Benefit Base reduces to zero. After that, we make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount.
•	You may choose to continue to receive distribution payments under the Life Expectancy Distribution Program if the program is in effect under your Contract and the Benefit Base is greater than zero at the beginning of the Settlement Phase. If you do, we reduce any remaining Benefit Base each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Benefit Base reduces to zero. After that, we make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to any remaining Lifetime Income Amount value.
•	We make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Benefit Base at the beginning of the Settlement Phase. If the Covered Person is alive when the Benefit Base is depleted, we continue to make settlement payments each Contract Year during the Covered Person’s lifetime in an amount that is equal to the Lifetime Income Amount.
•	After the Lifetime Income Date, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount. We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution Program.
Impact of Death Benefits. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, the Rider will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum.

Continuation of Principal Plus. If the Beneficiary does not take the death benefit as a lump sum, the following applies:
If the Beneficiary is:		Then PRINCIPAL PLUS:
1.	The deceased Owner’s Spouse	-	Continues if the Benefit Base is greater than zero.
		-	Within 30 days following the date we determine the death benefit under the Contract, provides the Beneficiary with an option to elect to step up the Benefit Base if the death benefit on the date of determination is greater than the Benefit Base.
		-	Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the Benefit Base is still greater than zero. (Death benefit distributions are treated as withdrawals. Some methods of death benefit distribution may result in distribution amounts in excess of both the Guaranteed Withdrawal Amount and the Life Expectancy Distributions. In such cases, the Benefit Base may be automatically Reset, thereby possibly reducing the guaranteed minimum withdrawal benefit provided under this Rider).
		-	Continues to impose the Principal Plus fee.
		-	Continues to be eligible for any remaining Credits and Step-Ups, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. Remaining eligible Step-Up Dates will also be measured beginning from the death benefit determination date but the latest Step-Up Date will be no later than the 30th Contract Anniversary.
2.	Not the deceased Owner’s Spouse	-	Continues in the same manner as above, except that Principal Plus does not continue to be eligible for any remaining Credits and Step-Ups, other than the initial Step-Up of the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit.
If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus continues, we determine the Adjusted Benefit Base and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.
Continuation of Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up. If the Beneficiary elects not to take the death benefit as a lump sum, the following applies:
If the Deceased Owner is:		Then PRINCIPAL PLUS FOR LIFE OR PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP:
1.	The Covered Person and the Beneficiary is the deceased Owner’s Spouse	-	Does not continue with respect to the Lifetime Income Amount, but continues with respect to the Guaranteed Withdrawal Amount if the death benefit or the Benefit Base is greater than zero. We automatically step up the Benefit Base to equal the initial death benefit we determine, if greater than the Benefit Base prior to the death benefit.
		-	Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the Benefit Base is still greater than zero.
		-	Continues to impose the Principal Plus for Life fee.
		-	Continues to be eligible for any remaining Credits and Step-Ups, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Spouse to opt out of the initial death benefit Step-Up, if any, and any future Step-Ups if we increase the rate of the Rider fee at that time.

If the Deceased Owner is:		Then PRINCIPAL PLUS FOR LIFE OR PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP:
2.	The Covered Person and the Beneficiary is not the deceased Owner’s Spouse	-	Continues in the same manner as 1, except that Principal Plus for Life does not continue to be eligible for any remaining Credits and Step-Ups, other than the initial Step-Up of the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit. We permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Rider fee at that time.
3.	Not the Covered Person and the Beneficiary is the deceased Owner’s Spouse	-	Continues in the same manner as 1, except that the Rider continues with respect to the Lifetime Income Amount for the Beneficiary. If the Lifetime Income Amount has not been determined prior to the payment of any portion of the death benefit, we determine the initial Lifetime Income Amount on an anniversary of the date we determine the death benefit after the Covered Person has reached his or her Lifetime Income Date.
4.	Not the Covered Person and the Beneficiary is not the deceased Owner’s Spouse	-	Continues in the same manner as 1, except that the Rider continues with respect to the Lifetime Income Amount for the Beneficiary. If the Lifetime Income Amount has not been determined prior to the payment of any portion of the death benefit, we determine the initial Lifetime Income Amount on an anniversary of the date we determine the death benefit after the Covered Person has reached his or her Lifetime Income Date.
		-	In this case, does not continue to be eligible for any remaining Credits and Step-Ups, other than the initial Step-Up of the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit. We permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Rider fee at that time.
If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-Up continues, we determine the Adjusted Benefit Base and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.
Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus or Principal Plus for Life Rider. Under the Principal Plus for Life Series Riders, we reduce the Lifetime Income Amount to zero if the Covered Person dies during the Settlement Phase. An individual Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. An individual Beneficiary who is the deceased Owner’s surviving Spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. Otherwise, the entire interest must be distributed within five years of the Owner’s death.
Death of First Covered Person under Principal Plus for Life Plus Spousal Protection Rider. If the first Covered Person to die is an Owner of the Contract (or deemed to be an “Owner” if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract’s death benefit as a lump sum, subject to the distribution options listed in the Contract. (See “Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Principal Plus for Life Plus Spousal Protection Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only on the lifetime of the surviving Covered Person and continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Guaranteed Withdrawal Amount, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a “withdrawal” for purposes of subsequent calculations of the Benefit Base, the Guaranteed Withdrawal Amount and the Lifetime Income Amount.
If the first Covered Person to die is not the Owner (or is not deemed to be an “Owner” if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect, and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Principal Plus for Life

Plus Spousal Protection Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Guaranteed Withdrawal Amount, Lifetime Income Amount, Credits or Step-Ups.
If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the Lifetime Income Date. At the time we compute the Lifetime Income Amount, we may permit the surviving Covered Person to receive settlement payments:
•	no greater than the Guaranteed Withdrawal Amount until the Benefit Base is depleted to zero;
•	no less than the Lifetime Income Amount during the lifetime of the surviving Covered Person (the Lifetime Income Amount may be lower than the Guaranteed Withdrawal Amount and the duration of settlement payments based on the Lifetime Income Amount may be longer or shorter than the duration of settlement payments based on the Guaranteed Withdrawal Amount); or
•	based on amounts we calculate under our Life Expectancy Distribution Program (see “Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.
Death of Last Covered Person under Principal Plus for Life Plus Spousal Protection Rider. If the surviving Covered Person dies while the Rider is in effect and the Beneficiary does not take the death benefit under the Contract as a lump sum or as an Annuity Option, the Rider will continue if the death benefit or the Benefit Base is greater than zero at the time. We will step up the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit, and treat any distribution of death benefits under a Contract as a “withdrawal” for purposes of subsequent calculations of the Benefit Base and the Guaranteed Withdrawal Amount. The Rider will not continue to provide for any remaining Credits or Step-Ups, and will not continue with respect to the Lifetime Income Amount. If the Rider continues, the Rider fee will continue (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). We will permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Rider fee at that time. The Rider will enter its Settlement Phase if the Benefit Base is still greater than zero when distributions of death benefits under a Contract deplete any remaining death benefit proceeds to zero.
If the surviving Covered Person dies during the Settlement Phase, we will reduce the Lifetime Income Amount to zero. If the Beneficiary at that time is the Spouse of the decedent, that Spouse may choose the amount of any remaining settlement payments up to the Guaranteed Withdrawal Amount. An individual Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death. When settlement payments deplete the Benefit Base to zero, the Rider terminates and we make no additional payments to the Beneficiary.
Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see “Covered Person” in the definitions above). If that happens and:
•	if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and
•	if the remaining Covered Person subsequently dies, the Rider may continue in certain cases as described in “Death of Last Covered Person under Principal Plus for Life Plus Spousal Protection Rider” above.
Termination of Rider
You may not terminate a Principal Plus or Principal Plus for Life Series Rider once it is in effect. The respective Rider terminates automatically, however, upon the earliest of:
•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or
•	under Principal Plus, the date the Benefit Base depletes to zero; or
•	under Principal Plus for Life Series Riders, the date the Contract Value, the Benefit Base and the Lifetime Income Amount all equal zero; or
•	under Principal Plus, the Maturity Date under the Contract; or

•	under Principal Plus for Life Series Riders, the date an Annuity Option begins; or
•	the date a new guaranteed minimum withdrawal benefit Rider becomes effective under any Rider exchange program that we may make available; or
•	termination of the Contract.
Features of Principal Returns Rider
Form of Guarantee
The Principal Returns Rider provides a guaranteed minimum withdrawal benefit during the Accumulation Period that guarantees the return of initial Purchase Payments (i.e., the cumulative Purchase Payments you pay for your Contract, up to a $5 million limit, from the date the Rider goes into effect until the next following Contract Anniversary), regardless of market performance, as long as you limit your annual withdrawals to a Guaranteed Withdrawal Amount (see below).
In addition, the Rider provides our guarantee that, as long as you take no withdrawals of Contract Value during the first 10 Contract Years, your Contract Value at the end of that period will not be less than the greater of (a) the amount of your initial Purchase Payments (up to $5 million) or (b) your Contract Value plus the sum of all Principal Returns Rider fees paid to date. Please read the discussion of the Ten Year Credit, below, for more details.
The Rider does not provide a lifetime income guarantee.
Benefit Base
The Rider refers to the Benefit Base as the “Guaranteed Withdrawal Balance.” The Benefit Base we use to determine the initial Guaranteed Withdrawal Amount is equal to your initial Purchase Payments. If we allowed you to purchase the Rider after the first Contract Year, we may have determined the Benefit Base by using your Contract Value after the first Contract Year.
The maximum Benefit Base at any time is $5 million. We increase the Benefit Base to reflect Additional Purchase Payments and Step-Ups. We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.
Benefit Rate
The Benefit Rate is 8%.
Guaranteed Withdrawal Amount
The Guaranteed Withdrawal Amount is the amount we guarantee to be available each Contract Year for you to withdraw during the Accumulation Phase until the Benefit Base is depleted. The initial Guaranteed Withdrawal Amount is equal to 8% of the initial Benefit Base. The maximum Guaranteed Withdrawal Amount at any time is $400,000.
Although this Rider guarantees minimum annual withdrawal amounts, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. If you take withdrawals for more than the annual amounts permitted under the terms of the Principal Returns Rider, however, we may reduce the guaranteed minimum amounts. If you take withdrawals during the first 10 Contract Years, you are no longer eligible for our tenth year Accumulation Benefit. Please read the discussion of the Ten Year Credit, below, for more details.
Increases in Guaranteed Amounts
Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under the Principal Returns Rider (see “Restrictions on Additional Purchase Payments,” above).
We increase the Benefit Base (i.e., the Guaranteed Withdrawal Balance in your Rider) by the amount of each Additional Purchase Payment we accept, subject to the maximum Benefit Base limit of $5 million. In addition, we recalculate the Guaranteed Withdrawal Amount, and usually increase it, to equal the lesser of:
•	8% of the Benefit Base immediately after the Purchase Payment; or

•	the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 8% of the Additional Purchase Payment.
We do not change the Guaranteed Withdrawal Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount before the Additional Purchase Payment. Additional Purchase Payments during Contract Years Two through Ten may decrease the amount credited to your Contract Value under the Rider’s Accumulation Benefit (see following section).
Accumulation Benefit (not available for Riders issued in the state of Washington).
As long as you take no withdrawals during the first ten years that your Principal Returns Rider is in effect, we calculate and, to the extent necessary, apply a credit at the end of the period so that your Contract Value equals the greater of:
•	the amount of your initial Purchase Payments, up to $5 million; or
•	your Contract Value at the end of the ten-year period plus the sum of all Principal Returns Rider fees paid to that date.
Your initial Purchase Payments, for these purposes, means all Purchase Payments you make during the first Contract Year in which you purchased the Rider, up to $5 million. If you make any Additional Purchase Payments during Contract years two through ten, your Contract Value at the end of the Credit Period reflects these additional investments. These Additional Purchase Payments could reduce the amount that we would otherwise credit to your Contract Value, and therefore could reduce your ability to recover investment losses, if any, on your initial Purchase Payments.
If you qualify, we determine an Accumulation Benefit on your 10th Contract Anniversary and credit it to your Contract Value. We apply the Accumulation Benefit, if any, to each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value.
You are not eligible for an Accumulation Benefit if you take a withdrawal of Contract Value, including any required minimum distribution from a Qualified Contract or any withdrawal of death benefit proceeds, during the first 10 Contract Years.
Step-Ups. The Principal Returns Rider provides Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts.
We schedule Step-Up Dates for the 3rd, 6th and 9th Contract Anniversary after the Contract Date. After the 9th Contract Anniversary, we increase the schedule of Step-Up Dates to include each succeeding Contract Anniversary (i.e., the 10th, 11th, 12th, etc.) up to and including the Age 95 Contract Anniversary. You are no longer eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).
On each Step-Up Date, we compare the Benefit Base to the Contract Value on that date. If the Contract Value on any Step-Up Date is greater than the Benefit Base on that date, we automatically increase the Benefit Base to equal the Contract Value (up to a maximum Benefit Base of $5 million). Each time we recalculate a Step-Up, we also recalculate the Guaranteed Withdrawal Amount. The recalculated Guaranteed Withdrawal Amount equals the greater of the current Guaranteed Withdrawal Amount or 8% of the new Benefit Base.
Impact of Step-Ups on Rider Fees. Each time we increase the Benefit Base, we also increase the dollar amount of the Rider fee. The new Rider fee will be based on the new Benefit Base. We reserve the right to increase the rate of the fee on any Step-Up Date, up to a maximum rate of 0.95%. If we decide to increase the rate at the effective date of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-Up (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If you decline the Step-Up, the fee rate will not be increased.
Declination of Step-Ups. If you decline an automatic Step-Up, you will have the option to elect to step up the Benefit Base (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base at that time, we will thereafter resume automatic Step-Ups.
Withdrawals, Distributions and Settlements
Overview. Although the Rider guarantees a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Guaranteed Withdrawal Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Guaranteed Withdrawal Amount could be significantly reduced.
We reduce your Contract Value each time you take a withdrawal. We may reduce the Benefit Base and Guaranteed Withdrawal Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Guaranteed Withdrawal Amount values.
Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider. Your future Guaranteed Withdrawal Amount could be significantly reduced if your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.
An Excess Withdrawal under a Principal Returns Rider is a withdrawal (including applicable withdrawal charges) you take that, together with all other withdrawals (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Guaranteed Withdrawal Amount at the time of the withdrawal.
We do not consider withdrawals under our Life Expectancy Distribution Program to result in Excess Withdrawals under the Rider unless you take additional withdrawals outside of that program.
Impact of Withdrawals. We decrease the Benefit Base each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we decrease the Benefit Base by the amount of the withdrawals. If an Excess Withdrawal is the result of your total withdrawals during a Contract Year exceeding the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we automatically recalculate, and in most cases reduce, the Benefit Base to equal the lesser of:
•	the Contract Value immediately after the withdrawal; or
•	the Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal.
Each time we recalculate the Benefit Base, we also recalculate, and in most cases reduce, the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount equals the lesser of:
•	the Guaranteed Withdrawal Amount prior to the withdrawal; or
•	8% of the greater of: (a) the Contract Value after the withdrawal; or (b) the new Benefit Base value.
We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.
If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we recalculate amounts we guarantee for future withdrawals. We may recalculate and reduce the Benefit Base and Guaranteed Withdrawal Amount by amounts that exceed the amount of your withdrawals. A recalculation also may reduce the total amount guaranteed to an amount less than the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount values.
Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with a Principal Returns Rider, you may be able to pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide automatic payment of withdrawals. The full allowable amount is based on the Guaranteed Withdrawal Amount (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).
Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution Program is available with the Principal Returns Rider (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).
Each withdrawal under our automatic Life Expectancy Distribution Program reduces your Contract Value and Benefit Base. We do not allow any further withdrawals under the program if both the Contract Value and the Benefit Base are depleted to zero.
If you begin taking Life Expectancy Distributions during the first 10 Contract Years, you no longer qualify for the Rider’s Accumulation Benefit at your 10th Contract Anniversary.

Settlement Phase. The Settlement Phase under the Rider begins if:
•	the Contract Value reduces to zero at any time during a Contract Year; and
•	there were no Excess Withdrawals during that Contract Year; and
•	the Benefit Base is still greater than zero at the time.
Settlement Payments during Principal Returns Settlement Phase. At the beginning of the Principal Returns Settlement Phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Benefit Base depletes to zero (see “Life Expectancy Distribution Program”). If the Guaranteed Withdrawal Amount or the Life Expectancy Distribution, if applicable, for a Contract Year exceeds the Benefit Base, however, then the settlement payment for that Contract Year will be limited to the Benefit Base. The settlement payments will be paid no less frequently than annually. If any Owner dies during the Settlement Phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions described in “Accumulation Period Provisions – Death Benefit During Accumulation Period” section of the Prospectus.
This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum and the Principal Returns Rider continues (as described in “Impact of Death Benefits” below) and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in the Settlement Phase are subject to the distribution provisions of the “Death Benefit Before Maturity Date” section of the Contract, described in the “Accumulation Period Provisions – Death Benefit During Accumulation Period” provision of the Prospectus.
Impact of Death Benefits. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, the Principal Returns Rider will end if the Beneficiary takes the death benefit as a lump sum.
Continuation of Principal Returns. If the Beneficiary elects not to take the death benefit as a lump sum, then the Principal Returns Rider:
•	Continues if the Benefit Base is greater than zero.
•	Steps up the Benefit Base to equal the death benefit if the death benefit on the date of determination is greater than the Benefit Base.
•	Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the Benefit Base is still greater than zero. (Death benefit distributions will be treated as withdrawals. Some methods of death benefit distribution may result in distribution amounts that exceed the Guaranteed Withdrawal Amount and the Life Expectancy Distribution amount. In such cases, we may recalculate and reduce the Benefit Base, and reduce the guaranteed minimum withdrawal benefit provided under this Rider).
•	Continues to impose the Rider fee.
•	Continues to be eligible for any remaining Step-Ups, but we will change the date we determine and apply these benefits to the future anniversaries of the date we determine the initial death benefit. Remaining eligible Step-Up Dates will also be measured beginning from the death benefit determination date.
•	Ends any remaining Step-Ups on the Age 95 Contract Anniversary date based on the date the deceased owner would have turned age 95, unless the Beneficiary is older than the deceased owner. If so, any remaining Step-Ups end on the Age 95 Contract Anniversary date based on the birthdate of the Beneficiary.
If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and the Principal Returns Rider continues, we will determine the annual Rider fee (and the Adjusted Benefit Base) based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.
Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Returns Rider. If the Beneficiary is the deceased Owner’s Spouse, the surviving Spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. An individual Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

Termination of Rider
You may not terminate the Principal Returns Rider once it is in effect. The Rider terminates automatically, however, upon the earliest of:
•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or
•	the date the Benefit Base and the Contract Value both deplete to zero; or
•	the date an Annuity Option under the Contract begins; or
•	the date a new guaranteed minimum withdrawal benefit Rider becomes effective under any Rider exchange program that we may make available; or
•	termination of the Contract.

Appendix D: Optional Guaranteed Minimum Income Benefits
This Appendix provides a general description of the optional guaranteed minimum income benefit Riders that may have been available at the time you purchased a Venture® Contract. If you purchased an optional guaranteed minimum income benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.
You should carefully review your Contract, including any attached Riders, for complete information on benefits, conditions and limitations of any guaranteed minimum income benefit Riders applicable to your Contract. You should also carefully review “VII. Federal Tax Matters” for information about optional benefit Riders.
The following is a list of the various optional guaranteed minimum income benefits that may have been available to you at issue. Not all Riders were available at the same time or in all states.
John Hancock USA
•	Guaranteed Retirement Income Program I
•	Guaranteed Retirement Income Program II
•	Guaranteed Retirement Income Program III
John Hancock New York
•	Guaranteed Retirement Income Program I
•	Guaranteed Retirement Income Program II
The optional Guaranteed Retirement Income Programs guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying an Income Base to the Monthly Income Factors described in the Guaranteed Retirement Income Benefit Rider. If the Guaranteed Retirement Income Benefit is exercised and the monthly annuity payments available under the Contract are greater than the monthly annuity payments provided by Guaranteed Retirement Income Benefit, we will pay the monthly annuity payments available under the Contract. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders are irrevocable and may only be terminated as described below.
John Hancock USA
Availability of Guaranteed Retirement Income Program
John Hancock USA offered three versions of the Guaranteed Retirement Income Program. Guaranteed Retirement Income Program I was available for Contracts issued between May 1998 and June 2001 (beginning and end dates may vary by state). Guaranteed Retirement Income Program II was available for Contracts issued between July 2001 and May 2003 (beginning and end dates may vary by state). Guaranteed Retirement Income Program III was available for Contracts issued between May 2003 and May 2004 (beginning and end dates may vary by state). We describe differences between Guaranteed Retirement Income Program I, Guaranteed Retirement Income Program II and Guaranteed Retirement Income Program III are described below.
Conditions of Exercise. The Guaranteed Retirement Income Program benefit may be exercised subject to the following conditions:
•	may not be exercised until the 10th Contract Anniversary (7th Contract Anniversary for Guaranteed Retirement Income Program I) and then must be exercised within 30 days immediately following the 10th Contract Anniversary (7th Contract Anniversary for Guaranteed Retirement Income Program I) or a subsequent Contract Anniversary; and
•	must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the 10th Contract Anniversary, if later.
Guaranteed Retirement Income Program I
The Income Base applied in determining the amount of Guaranteed Retirement Income Program annuity payments is defined below. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Program benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

The Income Base is used solely for purposes of calculating the Guaranteed Retirement Income Program monthly annuity payments and does not provide a Contract Value or guarantee performance of any Investment Option.
Income Base. The Income Base is equal to (a) less (b), where:
(a)  is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and
(b)  is the sum of Income Base reductions (defined below) in connection with withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.
Guaranteed Retirement Income Program I Growth Factor. The growth factor for Guaranteed Retirement Income Program I is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has turned age 85.
Income Base Reductions. Withdrawals will reduce the Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Income Base immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.
Step-Up of Income Base. Within 30 days immediately following any Contract Anniversary, you may elect in writing to step up the Income Base to the Contract Value on that Contract Anniversary. If you elect to step up the Income Base, the earliest date that you may exercise the Guaranteed Retirement Income Program is extended to the 7th Contract Anniversary following the date the Step-Up is effective (the Step-Up Date).
Following a Step-Up of the Income Base, the Income Base as of the Step-Up Date is equal to the Contract Value on the Step-Up Date. For purposes of subsequent calculation of the Income Base, the Contract Value on the Step-Up Date will be treated as a Purchase Payment made on that date, and all Purchase Payments made and all amounts deducted in connection with withdrawals prior to the Step-Up Date will not be considered.
Guaranteed Retirement Income Program II and Guaranteed Retirement Income Program III
The Income Base applied in determining the amount of Guaranteed Retirement Income Program annuity payments is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Program benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.
The Income Base is used solely for purposes of calculating the Guaranteed Retirement Income Program monthly annuity payments and does not provide a Contract Value or guarantee performance of any Investment Option.
Growth Factor Income Base
The Growth Factor Income Base is equal to (a) less (b), where:
(a)  is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and
(b)  is the sum of Income Base reductions (defined below) in connection with withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.
Guaranteed Retirement Income Program II Growth Factor. The growth factor for Guaranteed Retirement Income Program II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has turned age 85.
Guaranteed Retirement Income Program III Growth Factor. The growth factor for Guaranteed Retirement Income Program III is 5% per annum if the oldest Annuitant is 75 or younger at issue, and 3% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has turned age 85.
Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of the Guaranteed Retirement Income Program and prior to the oldest Annuitant’s 81st birthday. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with withdrawals since the last day of the Contract Year.

Guaranteed Retirement Income Program II Income Base Reductions. Withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the withdrawal; and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.
Guaranteed Retirement Income Program III Income Base Reductions. If total withdrawals taken during a Contract Year are no greater than the Annual Withdrawal Limit then the Withdrawal Reduction reduces the Growth Factor Income Base on the next Contract Anniversary by the dollar amount of the withdrawal. If total withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the withdrawal; and (ii) is equal to the Withdrawal Amount divided by the Contract Value prior to the withdrawal. In any Contract Year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous Contract Anniversary by the growth factor indicated above.
Withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.
Monthly Income Factors Available for Guaranteed Retirement Income Program I, Guaranteed Retirement Income Program II and Guaranteed Retirement Income Program III
The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in “V. Description of the Contract – Pay-out Period Provisions – Annuity Options.”
Life Annuity with a 10-Year Period Certain – Available for Contracts with Guaranteed Retirement Income Program I, Guaranteed Retirement Income Program II and Guaranteed Retirement Income Program III.
Joint and Survivor Life Annuity with a 20-Year Period Certain – Available for Contracts with Guaranteed Retirement Income Program I and Guaranteed Retirement Income Program II issued prior to January 27, 2003 (availability may vary by state).
Joint and Survivor Life Annuity with a 10-Year Period Certain – Available for Contracts with Guaranteed Retirement Income Program III and for Contracts issued with Guaranteed Retirement Income Program II on or after January 27, 2003 (availability may vary by state).
The Monthly Income Factors are described in the Guaranteed Retirement Income Program Rider. When you exercise a Guaranteed Retirement Income Program, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)
If your Contract has been issued with a Guaranteed Retirement Income Program Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.
Guaranteed Retirement Income Program Fee
The risk assumed by us associated with a Guaranteed Retirement Income Program is that annuity benefits payable under a Guaranteed Retirement Income Program are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the “Guaranteed Retirement Income Program Fee”). On or before the Maturity Date, the Guaranteed Retirement Income Program Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Program Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Program Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.
Guaranteed Retirement Income Program Rider	Annual Fee
Guaranteed Retirement Income Program I	0.25%
Guaranteed Retirement Income Program II	0.45%
Guaranteed Retirement Income Program III	0.50%

If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Program Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Program Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Program Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Program Fee, the commencement of annuity payments will be treated as a full withdrawal.
Termination of Guaranteed Retirement Income Program
A Guaranteed Retirement Income Program will terminate upon the earliest to occur of:
•	the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the tenth Contract Anniversary, if later;
•	the termination of the Contract for any reason; or
•	the exercise of the Guaranteed Retirement Income Program benefit.
Qualified Plans
The use of Guaranteed Retirement Income Programs is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if a Guaranteed Retirement Income Program is not exercised under a Qualified Plan while you are alive, your Beneficiary may be unable to exercise the benefit under a Guaranteed Retirement Income Program. Changes in federal tax laws may also limit a Beneficiary’s ability to receive benefits under the Guaranteed Retirement Income Program.
Hence, you should consider that because (a) a Guaranteed Retirement Income Program may not be exercised until the 10th Contract Anniversary after its election (7th Contract Anniversary for Guaranteed Retirement Income Program I) and (b) the election of a Guaranteed Retirement Income Program is irrevocable, there can be circumstances under a Qualified Plan in which a Guaranteed Retirement Income Program Fee (discussed above) will be imposed, even though the Guaranteed Retirement Income Program may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your own qualified tax professional.
In addition, the presence of an optional benefit, such as a Guaranteed Retirement Income Program, could affect the amount of the required minimum distribution that must be made under your Contract.
In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancies of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of a Guaranteed Retirement Income Program, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.
Guaranteed Retirement Income Programs do not provide Contract Value or guarantee performance of any Investment Option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of Contract Value at current annuity factors. Therefore, Guaranteed Retirement Income Programs should be regarded as a safety net. As described above under “Income Base,” withdrawals will reduce the Guaranteed Retirement Income Program benefit.
John Hancock New York
Availability of Guaranteed Retirement Income Program
John Hancock New York offered two versions of the Guaranteed Retirement Income Program. Guaranteed Retirement Income Program I was available for Contracts issued between September 10, 2001, and July 21, 2003. Guaranteed Retirement Income Program II was available for Contracts issued between December 2, 2002 and June 11, 2004. Any differences between Guaranteed Retirement Income Program I and Guaranteed Retirement Income Program II are described below.

Conditions of Exercise. The Guaranteed Retirement Income Program benefit may be exercised subject to the following conditions:
•	may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and
•	must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the 10th Contract Anniversary, if later.
Income Base
The Income Base applied in determining the amount of Guaranteed Retirement Income Program annuity payments is the greater of (i) the Growth Factor Income Base (Guaranteed Retirement Income Program II only) or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Program benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.
The Income Base is used solely for purposes of calculating the Guaranteed Retirement Income Program monthly annuity payments and does not provide a Contract Value or guarantee performance of any Investment Option.
Growth Factor Income Base (Guaranteed Retirement Income Program II only). The Growth Factor Income Base is equal to (a) less (b), where:
(a)  is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and
(b)  is the sum of Income Base reductions (defined below) in connection with withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.
Growth Factor. The growth factor for Guaranteed Retirement Income Program II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has turned age 85.
Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of the Guaranteed Retirement Income Program and prior to the oldest Annuitant’s 81st birthday. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with withdrawals since the last day of the Contract Year.
Income Base Reductions. Withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.
Withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.
Monthly Income Factors. The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in “V. Description of the Contract – Pay-out Period Provisions – Annuity Options”:
•	Life Annuity with a 10-Year Period Certain;
•	Joint and Survivor Life Annuity with a 20-Year Period Certain.
The Monthly Income Factors are described in the Guaranteed Retirement Income Program Rider. When you exercise Guaranteed Retirement Income Program, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates).
If your Contract has been issued with a Guaranteed Retirement Income Program Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

Guaranteed Retirement Income Program Fee
The risk assumed by us associated with a Guaranteed Retirement Income Program is that annuity benefits payable under a Guaranteed Retirement Income Program are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the “Guaranteed Retirement Income Program Fee”). On or before the Maturity Date, the Guaranteed Retirement Income Program Fee is deducted on each Contract Anniversary.
The amount of the Guaranteed Retirement Income Program Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Program Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.
Guaranteed Retirement Income Program Rider	Annual Fee
Guaranteed Retirement Income Program I	0.30%
Guaranteed Retirement Income Program II	0.45%
If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Program Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Program Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Program Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Program Fee, the commencement of annuity payments will be treated as a full withdrawal.
Termination of Guaranteed Retirement Income Program
A Guaranteed Retirement Income Program will terminate upon the earliest to occur of:
•	the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the tenth Contract Anniversary, if later;
•	the termination of the Contract for any reason; or
•	the exercise of the Guaranteed Retirement Income Program benefit.
Qualified Plans
The use of a Guaranteed Retirement Income Program is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if a Guaranteed Retirement Income Program is not exercised under a Qualified Plan while you are alive, your Beneficiary may be unable to exercise the benefit under a Guaranteed Retirement Income Program. Changes in federal tax laws may also limit a Beneficiary’s ability to receive benefits under the Guaranteed Retirement Income Program.
You should consider that because (a) a Guaranteed Retirement Income Program may not be exercised until the 10th Contract Anniversary after its election and (b) the election of Guaranteed Retirement Income Program is irrevocable, there can be circumstances under a Qualified Plan in which a Guaranteed Retirement Income Program Fee (discussed above) will be imposed, even though a Guaranteed Retirement Income Program may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your own qualified tax professional.
In addition, the presence of an optional benefit, such as a Guaranteed Retirement Income Program, could affect the amount of the required minimum distribution that must be made under your Contract.
In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancies of the co-Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of a Guaranteed Retirement Income Program, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.
Guaranteed Retirement Income Programs do not provide Contract Value or guarantee performance of any Investment Option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of Contract Value at current annuity factors.

Therefore, a Guaranteed Retirement Income Program should be regarded as a safety net. As described above under “Income Base,” withdrawals will reduce the Guaranteed Retirement Income Program benefit.

Appendix U: Tables of Accumulation Unit Values
The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of accumulation units for each Variable Investment Option during the periods shown.
We use accumulation units to measure the value of your investment in a particular Variable Investment Option. Each accumulation unit reflects the value of underlying shares of a particular Portfolio (including dividends and distributions made by that Portfolio), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see “III. Fee Tables” for additional information on these charges).
The table contains information on different classes of accumulation units because we deduct different levels of daily charges. In particular, the table shows accumulation units reflecting the daily charges for:
•	Venture® 2006 Contracts with no optional benefit Riders
•	Venture® 2006 Contracts with the Annual Step-Up Death Benefit Rider
•	Venture ® 2006 Contracts issued by John Hancock New York with the Annual Step-Up Death Benefit Rider and the Payment Enhancement optional benefit Rider.
•	Ven 24, Ven 22 and Ven 20 Contracts with no optional benefit Riders;
•	Ven 22 and Ven 20 Contracts with the Guaranteed Earnings Multiplier optional benefit Rider;
•	Ven 24 Contracts with the Payment Enhancement optional benefit Rider;
•	Ven 9, Ven 6 and Ven 7 Contracts with no optional benefit Riders;
•	Ven 3 Contracts with no optional benefit Riders.
Please note that fees for the Guaranteed Retirement Income Program I, Guaranteed Retirement Income Program II, Guaranteed Retirement Income Program III and Triple Protection Death Benefit Riders, and fees for GMWB Riders, are deducted from Contract Value and, therefore, are not reflected in the accumulation unit values.

Venture Prior

John Hancock Life Insurance Company (U.S.A.) Separate Account H

John Hancock Life Insurance Company of New York Separate Account A

Accumulation Unit Values- Venture Variable Annuity

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
500 Index Trust (merged into 500 Index Trust B eff 11-02-2012) - Series I Shares (units first credited 05-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	10.658	10.641	9.418
Value at End of Year	—	—	—	—	—	—	—	—	10.658	10.641
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	1,864,827	2,169,926
Ven 24 No. of Units	—	—	—	—	—	—	—	—	67,294	76,201
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	11.281	11.285	10.008
Value at End of Year	—	—	—	—	—	—	—	—	11.281	11.285
No. of Units	—	—	—	—	—	—	—	—	20,607	25,524
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	10.545	10.565	9.383
Value at End of Year	—	—	—	—	—	—	—	—	10.545	10.565
No. of Units	—	—	—	—	—	—	—	—	76,762	105,546
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	10.658	10.641	9.418
Value at End of Year	—	—	—	—	—	—	—	—	10.658	10.641
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	185,568	202,252
Ven 9 No. of Units	—	—	—	—	—	—	—	—	30,346	42,223
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	10.658	10.641	9.418
Value at End of Year	—	—	—	—	—	—	—	—	10.658	10.641
No. of Units	—	—	—	—	—	—	—	—	20,927	20,605
500 Index Trust (merged into 500 Index Trust B eff 11-02-2012) - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	14.486	14.491	12.858
Value at End of Year	—	—	—	—	—	—	—	—	14.486	14.491
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	683,763	773,935
Ven 24 No. of Units	—	—	—	—	—	—	—	—	327,702	377,045
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	14.209	14.242	12.663
Value at End of Year	—	—	—	—	—	—	—	—	14.209	14.242
No. of Units	—	—	—	—	—	—	—	—	67,237	73,330
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	14.005	14.059	12.519
Value at End of Year	—	—	—	—	—	—	—	—	14.005	14.059
No. of Units	—	—	—	—	—	—	—	—	113,058	148,465
500 Index Trust (formerly 500 Index Trust B) - Series I Shares (units first credited 11-02-2012)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	22.709	24.165	20.164	18.324	18.380	16.447	12.132	12.500	—	—
Value at End of Year	29.347	22.709	24.165	20.164	18.324	18.380	16.447	12.132	—	—
Ven 22, 20 No. of Units	2,199,709	2,414,510	2,679,313	3,091,344	1,163,615	1,266,264	1,417,987	1,549,792	—	—
Ven 24 No. of Units	66,784	69,570	73,450	82,629	56,510	66,222	62,118	63,829	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	22.430	23.917	19.997	18.209	18.301	16.409	12.629	12.500	—	—
Value at End of Year	28.930	22.430	23.917	19.997	18.209	18.301	16.409	12.629	—	—
No. of Units	12,385	12,577	20,266	20,122	8,459	15,003	17,262	20,574	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	22.224	23.732	19.873	18.123	18.242	16.381	12.626	12.500	—	—
Value at End of Year	28.620	22.224	23.732	19.873	18.123	18.242	16.381	12.626	—	—
No. of Units	42,902	63,846	65,151	69,572	41,696	48,690	51,889	61,937	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	22.709	24.165	20.164	18.324	18.380	16.447	12.633	12.500	—	—
Value at End of Year	29.347	22.709	24.165	20.164	18.324	18.380	16.447	12.633	—	—
Ven 7, 8 No. of Units	1,222,142	1,430,308	1,616,616	1,799,221	125,010	136,529	132,068	162,238	—	—
Ven 9 No. of Units	319,886	338,247	387,232	426,434	31,262	51,405	30,065	27,389	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 3 Contracts with no Optional Riders
Value at Start of Year	22.709	24.165	20.164	18.324	18.380	16.447	12.633	12.500	—	—
Value at End of Year	29.347	22.709	24.165	20.164	18.324	18.380	16.447	12.633	—	—
No. of Units	177,096	176,186	186,791	200,287	22,326	29,379	26,814	20,170	—	—
Ven 1 Contracts with no Optional Riders
Value at Start of Year	14.705	15.662	13.081	12.500	—	—	—	—	—	—
Value at End of Year	18.992	14.705	15.662	13.081	—	—	—	—	—	—
No. of Units	21,583	21,621	21,665	22,496	—	—	—	—	—	—
500 Index Trust (formerly 500 Index Trust B) - Series II Shares (units first credited 11-02-2012)
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.800	15.717	13.088	12.500	—	—	—	—	—	—
Value at End of Year	19.169	14.800	15.717	13.088	—	—	—	—	—	—
Venture No. of Units	129,999	109,218	108,970	92,502	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	22.429	23.915	19.996	18.207	18.306	16.406	12.633	12.500	—	—
Value at End of Year	28.936	22.429	23.915	19.996	18.207	18.306	16.406	12.633	—	—
Ven 22, 20 No. of Units	486,181	515,802	564,370	650,208	536,455	583,266	648,741	805,208	—	—
Ven 24 No. of Units	305,667	324,356	342,654	333,507	279,198	280,419	338,762	373,505	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	22.155	23.670	19.830	18.092	18.227	16.368	12.629	12.500	—	—
Value at End of Year	28.525	22.155	23.670	19.830	18.092	18.227	16.368	12.629	—	—
No. of Units	7,795	13,581	40,909	42,858	41,146	44,656	46,654	33,543	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	21.951	23.488	19.707	18.006	18.168	16.339	12.626	12.500	—	—
Value at End of Year	28.220	21.951	23.488	19.707	18.006	18.168	16.339	12.626	—	—
No. of Units	58,039	56,269	63,459	65,053	62,693	104,473	76,432	106,569	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.735	15.679	13.083	12.500	—	—	—	—	—	—
Value at End of Year	19.047	14.735	15.679	13.083	—	—	—	—	—	—
Venture No. of Units	3,648	8,115	3,652	18,034	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	22.429	23.915	19.996	12.500	—	—	—	—	—	—
Value at End of Year	28.936	22.429	23.915	19.996	—	—	—	—	—	—
Ven 9 No. of Units	318	329	341	352	—	—	—	—	—	—
Active Bond Trust - Series I Shares (units first credited 04-29-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	19.604	20.002	19.346	18.803	19.036	18.073	18.283	16.901	16.198	14.428
Value at End of Year	21.120	19.604	20.002	19.346	18.803	19.036	18.073	18.283	16.901	16.198
Ven 22, 20 No. of Units	400,892	398,188	452,035	505,990	558,330	599,955	491,586	751,502	915,605	1,072,347
Ven 24 No. of Units	8,242	8,611	9,307	10,295	12,377	14,017	15,781	19,370	25,301	43,758
Ven 22, 20 Contracts with GEM
Value at Start of Year	19.075	19.501	18.900	18.406	18.671	17.762	18.005	16.677	16.015	14.294
Value at End of Year	20.509	19.075	19.501	18.900	18.406	18.671	17.762	18.005	16.677	16.015
No. of Units	18,916	18,465	13,227	13,258	13,225	10,355	10,458	11,387	14,914	16,275
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	18.687	19.134	18.572	18.113	18.402	17.533	17.799	16.511	15.880	14.194
Value at End of Year	20.062	18.687	19.134	18.572	18.113	18.402	17.533	17.799	16.511	15.880
No. of Units	14,790	15,146	16,686	20,325	21,723	26,796	45,428	63,828	77,689	102,718
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	19.604	20.002	19.346	18.803	19.036	18.073	18.283	16.901	16.198	14.428
Value at End of Year	21.120	19.604	20.002	19.346	18.803	19.036	18.073	18.283	16.901	16.198
Ven 7, 8 No. of Units	255,377	308,653	345,696	403,595	468,469	510,777	628,290	726,579	854,722	971,211
Ven 9 No. of Units	37,680	39,838	43,059	43,964	48,624	54,424	60,981	70,464	73,763	81,286
Ven 3 Contracts with no Optional Riders
Value at Start of Year	19.604	20.002	19.346	18.803	19.036	18.073	18.283	16.901	16.198	14.428
Value at End of Year	21.120	19.604	20.002	19.346	18.803	19.036	18.073	18.283	16.901	16.198
No. of Units	102,467	152,663	167,136	181,893	203,635	218,719	239,648	323,688	370,444	412,580

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Active Bond Trust - Series II Shares (units first credited 04-29-2005)
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.417	12.643	12.500	—	—	—	—	—	—	—
Value at End of Year	13.403	12.417	12.643	—	—	—	—	—	—	—
Venture No. of Units	8,360	1,430	362	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	19.084	19.511	18.910	18.397	18.682	17.774	18.017	16.690	16.012	14.281
Value at End of Year	20.517	19.084	19.511	18.910	18.397	18.682	17.774	18.017	16.690	16.012
Ven 22, 20 No. of Units	1,307,760	1,365,796	1,641,999	1,670,129	1,832,902	2,103,322	2,613,861	2,885,351	3,551,138	4,494,583
Ven 24 No. of Units	301,619	323,506	363,813	361,511	399,391	440,040	552,538	624,839	727,365	840,272
Ven 22, 20 Contracts with GEM
Value at Start of Year	18.569	19.022	18.473	18.009	18.324	17.468	17.742	16.469	15.832	14.148
Value at End of Year	19.924	18.569	19.022	18.473	18.009	18.324	17.468	17.742	16.469	15.832
No. of Units	94,121	94,941	99,798	109,737	123,582	141,072	156,023	174,021	189,182	224,199
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	18.192	18.664	18.153	17.722	18.060	17.242	17.539	16.305	15.697	14.049
Value at End of Year	19.490	18.192	18.664	18.153	17.722	18.060	17.242	17.539	16.305	15.697
No. of Units	142,132	192,455	209,003	224,381	275,683	317,486	462,470	575,868	664,142	837,511
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.362	12.613	12.200	12.500	—	—	—	—	—	—
Value at End of Year	13.317	12.362	12.613	12.200	—	—	—	—	—	—
Venture No. of Units	14,994	3,018	3,381	3,678	—	—	—	—	—	—
All Cap Core Trust (merged into Total Stock Market Index Trust eff 04-28-2017) - Series I Shares (units first credited 07-15-1996)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	31.865	29.228	28.890	26.721	20.173	17.551	17.725	15.902
Value at End of Year	—	—	—	31.865	29.228	28.890	26.721	20.173	17.551	17.725
Ven 22, 20 No. of Units	—	—	—	654,251	753,272	840,192	981,371	1,169,637	1,330,117	1,574,344
Ven 24 No. of Units	—	—	—	16,630	19,678	28,388	41,371	43,823	46,052	55,691
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	18.164	16.694	16.534	15.323	11.591	10.105	10.226	9.192
Value at End of Year	—	—	—	18.164	16.694	16.534	15.323	11.591	10.105	10.226
No. of Units	—	—	—	8,042	8,417	18,197	24,347	12,660	10,775	13,688
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	13.610	12.527	12.426	11.533	8.737	7.629	7.731	6.960
Value at End of Year	—	—	—	13.610	12.527	12.426	11.533	8.737	7.629	7.731
No. of Units	—	—	—	23,819	27,407	30,390	35,262	38,914	39,769	47,760
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	31.865	29.228	28.890	26.721	20.173	17.551	17.725	15.902
Value at End of Year	—	—	—	31.865	29.228	28.890	26.721	20.173	17.551	17.725
Ven 7, 8 No. of Units	—	—	—	131,191	146,155	175,697	198,134	215,103	238,025	274,653
Ven 9 No. of Units	—	—	—	56,202	62,903	68,173	74,215	81,281	90,241	103,484
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	31.865	29.228	28.890	26.721	20.173	17.551	17.725	15.902
Value at End of Year	—	—	—	31.865	29.228	28.890	26.721	20.173	17.551	17.725
No. of Units	—	—	—	7,431	8,122	9,059	9,911	10,805	13,277	15,086
All Cap Core Trust (merged into Total Stock Market Index Trust eff 04-28-2017) - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	28.391	26.084	25.842	23.942	18.113	15.784	15.984	14.368
Value at End of Year	—	—	—	28.391	26.084	25.842	23.942	18.113	15.784	15.984
Ven 22, 20 No. of Units	—	—	—	40,086	43,889	28,144	46,164	60,515	54,027	62,497
Ven 24 No. of Units	—	—	—	3,377	3,556	6,254	8,647	6,927	6,806	10,056
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	27.572	25.382	25.196	23.391	17.731	15.483	15.710	14.150
Value at End of Year	—	—	—	27.572	25.382	25.196	23.391	17.731	15.483	15.710
No. of Units	—	—	—	1,612	1,617	711	700	3,251	3,223	4,426
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	26.973	24.868	24.723	22.986	17.451	15.261	15.508	13.989
Value at End of Year	—	—	—	26.973	24.868	24.723	22.986	17.451	15.261	15.508
No. of Units	—	—	—	3,558	3,630	4,701	7,801	8,463	9,446	10,823

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	18.113	18.113	15.784	15.984	14.368
Value at End of Year	—	—	—	—	—	—	18.113	18.113	15.784	15.984
No. of Units	—	—	—	—	—	—	—	148	148	148
All Cap Value Trust (merged into Fundamental Large Cap Value Trust eff 12-06-2013) - Series I Shares (units first credited 04-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	18.315	16.741	17.722	15.184
Value at End of Year	—	—	—	—	—	—	—	18.315	16.741	17.722
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	411,312	517,185	587,058
Ven 24 No. of Units	—	—	—	—	—	—	—	13,725	14,713	17,075
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	17.892	16.387	17.382	14.923
Value at End of Year	—	—	—	—	—	—	—	17.892	16.387	17.382
No. of Units	—	—	—	—	—	—	—	39,764	39,517	42,559
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	17.581	16.127	17.131	14.730
Value at End of Year	—	—	—	—	—	—	—	17.581	16.127	17.131
No. of Units	—	—	—	—	—	—	—	33,274	40,188	58,659
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	18.315	16.741	17.722	15.184
Value at End of Year	—	—	—	—	—	—	—	18.315	16.741	17.722
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	76,807	96,106	98,239
Ven 9 No. of Units	—	—	—	—	—	—	—	16,170	21,401	21,365
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	18.315	16.741	17.722	15.184
Value at End of Year	—	—	—	—	—	—	—	18.315	16.741	17.722
No. of Units	—	—	—	—	—	—	—	3,290	3,488	5,372
All Cap Value Trust (merged into Fundamental Large Cap Value Trust eff 12-06-2013) - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	19.542	17.916	19.006	16.315
Value at End of Year	—	—	—	—	—	—	—	19.542	17.916	19.006
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	354,775	474,129	534,180
Ven 24 No. of Units	—	—	—	—	—	—	—	66,055	68,508	90,932
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	19.131	17.574	18.680	16.067
Value at End of Year	—	—	—	—	—	—	—	19.131	17.574	18.680
No. of Units	—	—	—	—	—	—	—	16,819	14,805	15,536
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	18.828	17.321	18.439	15.884
Value at End of Year	—	—	—	—	—	—	—	18.828	17.321	18.439
No. of Units	—	—	—	—	—	—	—	49,254	53,636	73,692
American Asset Allocation Trust - Series I Shares (units first credited 05-02-2009)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	19.117	20.388	17.856	16.613	16.671	16.094	13.237	11.597	11.654	10.546
Value at End of Year	22.768	19.117	20.388	17.856	16.613	16.671	16.094	13.237	11.597	11.654
Ven 22, 20 No. of Units	1,568,852	1,736,996	1,876,220	1,878,848	2,005,872	2,268,977	2,548,406	3,002,717	3,534,573	4,226,250
Ven 24 No. of Units	37,537	45,453	61,965	65,906	68,374	75,588	79,403	81,129	79,185	32,258
Ven 22, 20 Contracts with GEM
Value at Start of Year	18.675	19.958	17.513	16.328	16.417	15.881	13.088	11.489	11.568	10.490
Value at End of Year	22.198	18.675	19.958	17.513	16.328	16.417	15.881	13.088	11.489	11.568
No. of Units	13,979	14,452	14,706	16,152	19,648	18,133	18,911	21,453	32,359	38,677
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	18.351	19.641	17.261	16.117	16.229	15.723	12.977	11.409	11.505	10.448
Value at End of Year	21.780	18.351	19.641	17.261	16.117	16.229	15.723	12.977	11.409	11.505
No. of Units	45,447	47,056	42,761	45,609	51,579	64,887	74,344	89,457	98,041	130,228
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	19.117	20.388	17.856	16.613	16.671	16.094	13.237	11.597	11.654	10.546
Value at End of Year	22.768	19.117	20.388	17.856	16.613	16.671	16.094	13.237	11.597	11.654
Ven 7, 8 No. of Units	1,508,218	1,673,081	1,837,645	1,999,910	2,205,838	2,414,044	2,844,572	3,155,413	3,552,474	4,058,185
Ven 9 No. of Units	156,320	172,225	184,096	243,678	251,252	283,935	305,221	339,343	381,871	21,057

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 3 Contracts with no Optional Riders
Value at Start of Year	19.117	20.388	17.856	16.613	16.671	16.094	13.237	11.597	11.654	10.546
Value at End of Year	22.768	19.117	20.388	17.856	16.613	16.671	16.094	13.237	11.597	11.654
No. of Units	569,424	624,890	714,742	824,779	872,669	981,603	1,062,848	1,203,317	1,395,434	1,612,859
American Asset Allocation Trust - Series II Shares (units first credited 05-01-2007)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	18.098	16.809	16.849	16.249	13.350	11.693	11.728	10.602
Value at End of Year	—	—	—	18.098	16.809	16.849	16.249	13.350	11.693	11.728
Venture No. of Units	—	—	—	—	7,525,111	17,779,267	24,268,679	26,251,939	27,380,933	29,201,462
NY Venture No. of Units	—	—	—	—	414,552	1,111,778	1,560,679	1,653,866	1,426,370	390,046
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	18.541	19.726	17.222	15.971	15.986	15.393	12.627	—	—	—
Value at End of Year	22.150	18.541	19.726	17.222	15.971	15.986	15.393	—	—	—
Venture No. of Units	11,766,988	14,020,751	16,181,569	18,774,311	13,415,065	5,090,246	251,915	—	—	—
NY Venture No. of Units	681,550	800,181	909,981	1,131,314	872,882	344,112	1,192	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	18.866	20.154	17.665	16.448	16.529	15.980	13.162	11.558	11.621	10.531
Value at End of Year	22.449	18.866	20.154	17.665	16.448	16.529	15.980	13.162	11.558	11.621
Ven 22, 20 No. of Units	501,197	568,073	647,843	701,182	754,521	973,105	1,230,173	1,359,655	1,692,120	1,828,645
Ven 24 No. of Units	110,410	130,426	140,988	159,227	156,639	170,699	193,914	234,745	248,675	16,567
Ven 22, 20 Contracts with GEM
Value at Start of Year	18.431	19.728	17.327	16.165	16.277	15.768	13.013	11.450	11.536	10.475
Value at End of Year	21.887	18.431	19.728	17.327	16.165	16.277	15.768	13.013	11.450	11.536
No. of Units	41,373	42,796	35,820	35,911	36,652	41,328	39,436	42,230	136,122	143,461
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	15.874	13.087	11.504	11.578	10.503
Value at End of Year	—	—	—	—	—	16.403	15.874	13.087	11.504	11.578
No. of Units	—	—	—	—	—	1,312	160,308	175,104	202,723	108,634
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	18.977	20.261	17.751	16.519	16.593	16.034	13.199	—	—	—
Value at End of Year	22.592	18.977	20.261	17.751	16.519	16.593	16.034	—	—	—
No. of Units	52,697	74,026	112,907	118,100	137,603	149,351	1,076	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	18.111	19.415	17.077	15.956	16.091	15.611	12.903	11.370	11.473	10.433
Value at End of Year	21.475	18.111	19.415	17.077	15.956	16.091	15.611	12.903	11.370	11.473
No. of Units	37,424	36,670	45,186	50,340	55,148	59,400	77,158	89,793	104,443	31,813
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	17.751	16.519	16.593	16.034	13.199	11.585	11.642	10.545
Value at End of Year	—	—	20.261	17.751	16.519	16.593	16.034	13.199	11.585	11.642
Venture No. of Units	—	—	2,491	3,433	3,935,157	7,974,837	10,641,059	11,195,574	11,853,987	12,511,936
NY Venture No. of Units	—	—	—	—	271,378	780,183	1,201,158	1,308,358	1,426,370	206,895
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	18.317	19.527	17.082	15.873	15.920	15.360	12.626	—	—	—
Value at End of Year	21.839	18.317	19.527	17.082	15.873	15.920	15.360	—	—	—
Venture No. of Units	5,584,003	6,449,349	7,359,930	8,463,286	5,360,109	2,207,030	57,268	—	—	—
NY Venture No. of Units	595,806	677,389	752,006	898,257	718,652	353,981	25,374	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	16.153	15.664	12.939	11.397	11.494	10.447
Value at End of Year	—	—	—	—	—	16.153	15.664	12.939	11.397	11.494
NY Venture No. of Units	—	—	—	—	—	2,484	149,172	156,789	167,038	55,100
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	18.539	19.834	17.411	16.235	16.340	13.050	13.050	—	—	—
Value at End of Year	22.027	18.539	19.834	17.411	16.235	16.340	13.050	—	—	—
NY Venture No. of Units	49,950	59,116	82,273	90,379	106,300	137,584	—	—	—	—
American Blue Chip Income and Growth Trust (merged into American Growth-Income Trust eff 11-02-2012) - Series II Shares (units first credited 05-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	16.708	17.192	15.601
Value at End of Year	—	—	—	—	—	—	—	—	16.708	17.192
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	1,375,366	1,575,377
Ven 24 No. of Units	—	—	—	—	—	—	—	—	192,901	225,707

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	16.421	16.930	15.394
Value at End of Year	—	—	—	—	—	—	—	—	16.421	16.930
No. of Units	—	—	—	—	—	—	—	—	57,344	66,741
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	16.209	16.737	15.241
Value at End of Year	—	—	—	—	—	—	—	—	16.209	16.737
No. of Units	—	—	—	—	—	—	—	—	67,942	97,136
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	16.708	17.192	15.601
Value at End of Year	—	—	—	—	—	—	—	—	16.708	17.192
Ven 9 No. of Units	—	—	—	—	—	—	—	—	12,417	21,008
No. of Units	—	—	—	—	—	—	—	—	119,981	117,258
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	16.708	17.192	15.601
Value at End of Year	—	—	—	—	—	—	—	—	16.708	17.192
No. of Units	—	—	—	—	—	—	—	—	12,356	9,876
American Bond Trust (merged into Bond Trust eff 10-28-2011) - Series II Shares (units first credited 08-01-2005)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	—	—	—	13.130
Value at End of Year	—	—	—	—	—	—	—	—	—	13.754
Venture No. of Units	—	—	—	—	—	—	—	—	—	8,002,903
NY Venture No. of Units	—	—	—	—	—	—	—	—	—	831,645
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.967
Value at End of Year	—	—	—	—	—	—	—	—	—	13.550
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	—	4,632,522
Ven 24 No. of Units	—	—	—	—	—	—	—	—	—	603,586
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.853
Value at End of Year	—	—	—	—	—	—	—	—	—	13.403
No. of Units	—	—	—	—	—	—	—	—	—	144,780
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.962
Value at End of Year	—	—	—	—	—	—	—	—	—	13.531
No. of Units	—	—	—	—	—	—	—	—	—	364,499
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.768
Value at End of Year	—	—	—	—	—	—	—	—	—	13.295
No. of Units	—	—	—	—	—	—	—	—	—	631,171
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	—	—	—	13.034
Value at End of Year	—	—	—	—	—	—	—	—	—	13.626
Venture No. of Units	—	—	—	—	—	—	—	—	—	3,230,226
NY Venture No. of Units	—	—	—	—	—	—	—	—	—	451,329
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.796
Value at End of Year	—	—	—	—	—	—	—	—	—	13.331
NY Venture No. of Units	—	—	—	—	—	—	—	—	—	209,653
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.967
Value at End of Year	—	—	—	—	—	—	—	—	—	13.550
Ven 9 No. of Units	—	—	—	—	—	—	—	—	—	37,466
No. of Units	—	—	—	—	—	—	—	—	—	175,735
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.967
Value at End of Year	—	—	—	—	—	—	—	—	—	13.550
No. of Units	—	—	—	—	—	—	—	—	—	13,232

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
American Global Growth Trust - Series II Shares (units first credited 05-01-2007)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	17.748	17.934	17.035	16.925	13.331	11.054	12.342	11.230
Value at End of Year	—	—	—	17.748	17.934	17.035	16.925	13.331	11.054	12.342
Venture No. of Units	—	—	—	7	79,078	629,019	2,625,141	2,377,809	2,748,383	2,919,485
NY Venture No. of Units	—	—	—	—	9,844	23,072	229,493	200,272	214,076	235,757
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	19.841	22.135	17.077	17.231	16.342	16.212	12.750	—	—	—
Value at End of Year	26.451	19.841	22.135	17.077	17.231	16.342	16.212	—	—	—
Venture No. of Units	1,136,648	1,398,468	1,620,631	1,922,116	2,049,547	1,792,794	38,235	—	—	—
NY Venture No. of Units	66,993	87,235	88,909	128,022	125,648	185,233	9,521	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	19.967	22.366	17.323	17.550	16.712	16.645	13.143	10.926	12.229	11.155
Value at End of Year	26.513	19.967	22.366	17.323	17.550	16.712	16.645	13.143	10.926	12.229
Ven 22, 20 No. of Units	309,574	358,071	481,365	511,789	713,167	691,278	735,414	598,647	632,755	757,456
Ven 24 No. of Units	31,046	35,891	37,244	35,884	39,309	37,405	41,286	13,325	22,391	23,531
Ven 22, 20 Contracts with GEM
Value at Start of Year	19.506	21.893	16.991	17.248	16.457	16.424	12.995	10.824	12.140	11.095
Value at End of Year	25.849	19.506	21.893	16.991	17.248	16.457	16.424	12.995	10.824	12.140
No. of Units	21,016	23,108	23,184	23,463	30,315	31,463	31,188	24,966	24,059	24,772
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	16.584	16.534	13.069	10.875	12.184	11.125
Value at End of Year	—	—	—	—	—	16.584	16.534	13.069	10.875	12.184
No. of Units	—	—	—	—	—	794	65,059	53,667	68,917	66,783
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	20.084	22.485	17.407	17.626	16.776	16.700	13.180	—	—	—
Value at End of Year	26.682	20.084	22.485	17.407	17.626	16.776	16.700	—	—	—
No. of Units	13,603	17,018	17,948	61,309	60,051	63,481	221	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	19.167	21.546	16.747	17.025	16.269	16.260	12.885	10.748	12.073	11.051
Value at End of Year	25.362	19.167	21.546	16.747	17.025	16.269	16.260	12.885	10.748	12.073
No. of Units	16,859	18,007	10,903	11,018	13,034	12,777	15,781	25,614	12,932	17,528
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	17.626	16.776	16.700	13.180	10.951	12.252	11.170
Value at End of Year	—	—	—	—	17.626	16.776	16.700	13.180	10.951	12.252
Venture No. of Units	—	—	—	—	77,363	409,576	1,681,755	1,459,134	1,629,811	1,749,834
NY Venture No. of Units	—	—	—	—	8,723	23,844	133,006	124,020	140,969	164,075
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	19.601	21.912	16.938	17.125	16.275	16.177	12.749	—	—	—
Value at End of Year	26.080	19.601	21.912	16.938	17.125	16.275	16.177	—	—	—
Venture No. of Units	801,417	932,719	1,053,168	1,237,740	1,320,247	1,204,273	33,316	—	—	—
NY Venture No. of Units	39,915	50,131	57,222	74,769	92,684	97,976	16,524	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	16.331	16.315	12.921	10.773	12.095	11.066
Value at End of Year	—	—	—	—	—	16.331	16.315	12.921	10.773	12.095
NY Venture No. of Units	—	—	—	—	—	918	77,691	72,862	82,632	83,120
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	19.620	22.011	17.074	17.323	16.520	16.479	13.032	—	—	—
Value at End of Year	26.014	19.620	22.011	17.074	17.323	16.520	16.479	—	—	—
NY Venture No. of Units	13,801	31,237	33,249	36,873	53,826	61,578	2,314	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	19.967	22.366	17.323	17.550	16.712	16.645	13.143	10.926	12.229	11.155
Value at End of Year	26.513	19.967	22.366	17.323	17.550	16.712	16.645	13.143	10.926	12.229
Ven 9 No. of Units	16,205	16,769	20,152	20,605	29,626	25,924	25,063	14,101	16,695	18,669
No. of Units	67,159	68,843	86,632	82,929	92,999	99,535	101,078	75,073	75,298	77,092
Ven 3 Contracts with no Optional Riders
Value at Start of Year	19.967	22.366	17.323	17.550	16.712	16.645	13.143	10.926	12.229	11.155
Value at End of Year	26.513	19.967	22.366	17.323	17.550	16.712	16.645	13.143	10.926	12.229
No. of Units	4,723	4,974	6,840	5,273	5,937	6,993	13,619	12,222	8,396	7,533

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
American Global Small Capitalization Trust (merged into American Global Growth Trust eff 04-26-2013) - Series II Shares (units first credited 05-01-2007)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	10.891	9.377	11.802	9.798
Value at End of Year	—	—	—	—	—	—	—	10.891	9.377	11.802
Venture No. of Units	—	—	—	—	—	—	—	907,482	1,035,351	989,074
NY Venture No. of Units	—	—	—	—	—	—	—	72,524	75,892	75,868
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	—	—	—	—	12.898	—	—	—
Value at End of Year	—	—	—	—	—	—	—	—	—	—
Venture No. of Units	—	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	10.737	9.268	11.694	9.732
Value at End of Year	—	—	—	—	—	—	—	10.737	9.268	11.694
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	407,076	476,007	727,645
Ven 24 No. of Units	—	—	—	—	—	—	—	36,360	41,249	46,803
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	10.616	9.182	11.608	9.680
Value at End of Year	—	—	—	—	—	—	—	10.616	9.182	11.608
No. of Units	—	—	—	—	—	—	—	8,546	18,609	11,911
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	10.676	9.225	11.651	9.706
Value at End of Year	—	—	—	—	—	—	—	10.676	9.225	11.651
No. of Units	—	—	—	—	—	—	—	22,208	26,738	23,362
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	—	—	—	—	10.768	—	—	—
Value at End of Year	—	—	—	—	—	—	—	—	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	10.526	9.118	11.545	9.642
Value at End of Year	—	—	—	—	—	—	—	10.526	9.118	11.545
No. of Units	—	—	—	—	—	—	—	8,713	9,392	21,447
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	10.768	9.290	11.715	9.745
Value at End of Year	—	—	—	—	—	—	—	10.768	9.290	11.715
Venture No. of Units	—	—	—	—	—	—	—	528,084	581,913	575,479
NY Venture No. of Units	—	—	—	—	—	—	—	45,400	48,858	52,186
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	—	—	—	—	12.896	—	—	—
Value at End of Year	—	—	—	—	—	—	—	—	—	—
Venture No. of Units	—	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	10.556	9.139	11.566	9.655
Value at End of Year	—	—	—	—	—	—	—	10.556	9.139	11.566
NY Venture No. of Units	—	—	—	—	—	—	—	27,366	29,932	28,710
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	—	—	—	—	10.646	—	—	—
Value at End of Year	—	—	—	—	—	—	—	—	—	—
Venture No. of Units	—	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	10.737	9.268	11.694	9.732
Value at End of Year	—	—	—	—	—	—	—	10.737	9.268	11.694
Ven 9 No. of Units	—	—	—	—	—	—	—	8,357	12,326	13,818
No. of Units	—	—	—	—	—	—	—	50,919	61,998	90,878
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	10.737	9.268	11.694	9.732
Value at End of Year	—	—	—	—	—	—	—	10.737	9.268	11.694
No. of Units	—	—	—	—	—	—	—	4,159	1,079	1,148

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
American Growth Trust - Series II Shares (units first credited 05-05-2003)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	26.219	26.714	21.154	19.627	18.668	17.492	13.665	11.792	12.528	10.727
Value at End of Year	—	26.219	26.714	21.154	19.627	18.668	17.492	13.665	11.792	12.528
Venture No. of Units	—	1,896	1,897	1,915	153,452	634,609	3,394,648	5,989,600	6,624,872	7,086,878
NY Venture No. of Units	—	—	—	—	20,772	45,104	359,401	621,006	726,982	728,977
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	24.616	25.043	19.802	18.344	17.422	16.299	12.715	—	—	—
Value at End of Year	31.731	24.616	25.043	19.802	18.344	17.422	16.299	—	—	—
Venture No. of Units	1,609,583	2,100,405	2,508,538	3,057,326	3,416,667	3,712,391	1,708,324	—	—	—
NY Venture No. of Units	206,529	263,159	291,501	345,092	374,214	417,246	172,343	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	41.079	41.959	33.310	30.981	29.542	27.749	21.734	18.801	20.025	17.190
Value at End of Year	52.739	41.079	41.959	33.310	30.981	29.542	27.749	21.734	18.801	20.025
Ven 22, 20 No. of Units	2,149,643	2,567,561	3,049,996	3,604,894	4,039,885	4,763,008	5,723,621	7,210,453	8,851,585	10,262,010
Ven 24 No. of Units	396,493	468,225	529,230	603,993	699,089	780,652	976,735	1,249,306	1,407,434	1,525,269
Ven 22, 20 Contracts with GEM
Value at Start of Year	39.811	40.747	32.412	30.206	28.861	27.164	21.318	18.479	19.721	16.962
Value at End of Year	51.010	39.811	40.747	32.412	30.206	28.861	27.164	21.318	18.479	19.721
No. of Units	83,699	100,209	115,923	133,837	147,477	162,568	223,894	270,210	332,325	396,520
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	18.110	17.028	13.350	11.560	12.325	10.590
Value at End of Year	—	—	—	—	—	18.110	17.028	13.350	11.560	12.325
No. of Units	—	—	—	—	—	5,373	200,404	283,435	305,605	315,314
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	25.563	26.098	20.708	19.250	18.347	17.225	13.484	—	—	—
Value at End of Year	32.836	25.563	26.098	20.708	19.250	18.347	17.225	—	—	—
No. of Units	91,787	110,321	137,794	171,547	169,473	208,879	77,430	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	38.887	39.860	31.754	29.638	28.360	26.733	21.011	18.240	19.496	16.793
Value at End of Year	49.751	38.887	39.860	31.754	29.638	28.360	26.733	21.011	18.240	19.496
No. of Units	168,890	204,733	239,174	284,604	335,835	418,524	560,414	789,991	945,446	1,053,911
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	19.250	18.347	17.225	13.484	11.659	12.412	10.649
Value at End of Year	—	—	—	—	19.250	18.347	17.225	13.484	11.659	12.412
Venture No. of Units	—	—	—	—	135,374	527,819	1,779,129	2,541,891	2,877,835	3,077,292
NY Venture No. of Units	—	—	—	—	51,943	68,013	229,683	345,068	376,619	394,082
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	24.319	24.791	19.641	18.232	17.350	16.265	12.713	—	—	—
Value at End of Year	31.285	24.319	24.791	19.641	18.232	17.350	16.265	—	—	—
Venture No. of Units	870,329	1,028,874	1,152,066	1,388,303	1,446,186	1,395,826	438,160	—	—	—
NY Venture No. of Units	95,094	109,014	130,592	189,618	166,065	182,842	65,508	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	26.876	21.113	18.319	19.570	16.849
Value at End of Year	—	—	—	—	—	—	26.876	21.113	18.319	19.570
NY Venture No. of Units	—	—	—	—	—	—	46,973	99,853	107,741	110,577
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	40.125	41.047	32.634	30.398	29.029	27.309	21.421	—	—	—
Value at End of Year	51.437	40.125	41.047	32.634	30.398	29.029	27.309	—	—	—
NY Venture No. of Units	20,373	26,804	31,903	39,046	43,937	69,117	38,195	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	41.079	41.959	33.310	30.981	29.542	27.749	21.734	18.801	20.025	17.190
Value at End of Year	52.739	41.079	41.959	33.310	30.981	29.542	27.749	21.734	18.801	20.025
Ven 9 No. of Units	45,533	47,937	52,403	60,190	65,124	69,810	78,664	86,547	101,540	118,898
No. of Units	213,335	219,255	248,286	267,073	314,195	357,737	397,192	469,587	553,978	622,665
Ven 3 Contracts with no Optional Riders
Value at Start of Year	41.079	41.959	33.310	30.981	29.542	27.749	21.734	18.801	20.025	17.190
Value at End of Year	52.739	41.079	41.959	33.310	30.981	29.542	27.749	21.734	18.801	20.025
No. of Units	14,457	18,882	20,256	20,859	26,009	33,192	35,195	41,092	41,931	44,189

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
American Growth-Income Trust - Series I Shares (units first credited 05-02-2009)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	13.573	11.720	12.109	11.030
Value at End of Year	—	—	—	—	—	—	—	13.573	11.720	12.109
Venture No. of Units	—	—	—	—	—	—	—	403	417	416
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	34.974	36.261	30.132	27.502	27.583	25.370	19.342	16.744	17.342	15.836
Value at End of Year	43.352	34.974	36.261	30.132	27.502	27.583	25.370	19.342	16.744	17.342
Ven 22, 20 No. of Units	1,375,963	1,541,592	1,762,919	2,015,125	2,286,947	2,607,983	3,009,380	3,481,030	3,635,636	4,378,266
Ven 24 No. of Units	50,825	55,514	58,381	66,933	69,520	82,915	100,684	113,854	118,667	152,987
Ven 22, 20 Contracts with GEM
Value at Start of Year	33.896	35.213	29.319	26.814	26.947	24.835	18.972	16.456	17.079	15.626
Value at End of Year	41.931	33.896	35.213	29.319	26.814	26.947	24.835	18.972	16.456	17.079
No. of Units	37,433	43,940	46,044	50,020	54,204	62,969	60,375	53,782	49,334	55,637
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	33.108	34.447	28.724	26.310	26.479	24.440	18.699	11.037	11.472	10.512
Value at End of Year	40.895	33.108	34.447	28.724	26.310	26.479	24.440	18.699	11.037	11.472
No. of Units	29,990	37,544	52,641	60,221	64,543	79,484	91,683	110,369	134,468	168,017
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	34.974	36.261	30.132	27.502	27.583	25.370	19.342	16.744	17.342	15.836
Value at End of Year	43.352	34.974	36.261	30.132	27.502	27.583	25.370	19.342	16.744	17.342
Ven 7, 8 No. of Units	213,764	241,131	271,619	297,841	343,585	409,147	469,922	534,506	463,516	548,420
Ven 9 No. of Units	58,085	62,023	67,617	77,084	86,597	95,060	107,296	125,794	123,985	154,654
Ven 3 Contracts with no Optional Riders
Value at Start of Year	34.974	36.261	30.132	27.502	27.583	25.370	19.342	16.744	17.342	15.836
Value at End of Year	43.352	34.974	36.261	30.132	27.502	27.583	25.370	19.342	16.744	17.342
No. of Units	23,581	28,114	29,987	33,101	35,800	51,676	55,438	55,782	57,258	62,685
American Growth-Income Trust - Series II Shares (units first credited 05-05-2003)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	24.607	25.471	21.138	19.253	19.289	17.720	13.493	11.673	12.079	11.023
Value at End of Year	—	24.607	25.471	21.138	19.253	19.289	17.720	13.493	11.673	12.079
Venture No. of Units	—	1,871	1,872	1,873	171,522	469,298	3,231,166	5,844,755	6,530,115	7,163,546
NY Venture No. of Units	—	—	—	—	15,935	33,761	339,756	606,825	708,417	712,202
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	23.285	24.066	19.942	18.137	18.144	16.643	12.654	—	—	—
Value at End of Year	28.966	23.285	24.066	19.942	18.137	18.144	16.643	—	—	—
Venture No. of Units	1,683,064	2,056,246	2,490,531	2,942,734	3,370,946	3,664,932	1,684,639	—	—	—
NY Venture No. of Units	215,579	266,378	291,169	335,268	377,051	402,316	170,168	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	34.543	35.845	29.821	27.230	27.350	25.188	19.228	16.675	17.299	15.827
Value at End of Year	42.798	34.543	35.845	29.821	27.230	27.350	25.188	19.228	16.675	17.299
Ven 22, 20 No. of Units	1,648,489	1,936,163	2,277,494	2,669,315	3,031,778	3,567,003	4,461,445	5,967,647	6,355,649	7,293,399
Ven 24 No. of Units	414,246	492,571	544,950	609,519	687,171	741,404	900,469	1,232,908	1,233,296	1,139,011
Ven 22, 20 Contracts with GEM
Value at Start of Year	33.478	34.810	29.018	26.549	26.720	24.656	18.860	16.389	17.036	15.617
Value at End of Year	41.395	33.478	34.810	29.018	26.549	26.720	24.656	18.860	16.389	17.036
No. of Units	103,885	112,192	133,121	160,774	178,089	199,185	221,503	289,653	305,566	342,964
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	18.713	17.250	13.182	11.443	11.883	10.883
Value at End of Year	—	—	—	—	—	18.713	17.250	13.182	11.443	11.883
No. of Units	—	—	—	—	—	5,244	146,807	271,355	292,900	312,555
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	23.991	24.883	20.691	18.884	18.958	17.450	13.315	—	—	—
Value at End of Year	29.739	23.991	24.883	20.691	18.884	18.958	17.450	—	—	—
No. of Units	75,203	93,034	108,944	130,232	156,793	187,039	79,873	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	22.496	23.405	19.517	17.876	17.991	16.606	12.705	16.178	16.841	15.462
Value at End of Year	27.787	22.496	23.405	19.517	17.876	17.991	16.606	12.705	16.178	16.841
No. of Units	177,133	204,251	254,146	300,656	372,021	448,910	622,781	871,144	976,368	1,100,268

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	18.884	18.958	17.450	13.315	11.541	11.966	10.943
Value at End of Year	—	—	—	—	18.884	18.958	17.450	13.315	11.541	11.966
Venture No. of Units	—	—	—	—	129,363	436,173	1,546,497	2,413,176	2,617,484	2,828,973
NY Venture No. of Units	—	—	—	—	8,808	21,196	174,268	279,485	305,079	333,134
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	23.004	23.824	19.781	18.026	18.069	16.607	12.653	—	—	—
Value at End of Year	28.559	23.004	23.824	19.781	18.026	18.069	16.607	—	—	—
Venture No. of Units	841,304	981,045	1,112,122	6,008,522	1,400,247	1,314,243	446,527	—	—	—
NY Venture No. of Units	91,193	102,966	122,299	134,648	158,738	171,198	58,536	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	24.394	18.679	16.248	16.905	15.513
Value at End of Year	—	—	—	—	—	—	24.394	18.679	16.248	16.905
NY Venture No. of Units	—	—	—	—	—	—	45,896	105,963	114,484	122,020
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	33.741	35.066	29.216	26.718	26.876	24.788	18.952	—	—	—
Value at End of Year	41.742	33.741	35.066	29.216	26.718	26.876	24.788	—	—	—
NY Venture No. of Units	25,535	31,377	36,210	41,678	46,921	69,643	42,243	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	19.228	16.675	17.299	15.827
Value at End of Year	—	—	—	—	—	—	—	19.228	16.675	17.299
No. of Units	—	—	—	—	—	—	—	357	357	358
American High-Income Bond Trust (merged into High Yield Trust eff 04-26-2013) - Series II Shares (units first credited 05-01-2007)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	15.533	13.908	13.885	12.264
Value at End of Year	—	—	—	—	—	—	—	15.533	13.908	13.885
Venture No. of Units	—	—	—	—	—	—	—	518,309	544,562	633,904
NY Venture No. of Units	—	—	—	—	—	—	—	42,581	41,466	47,856
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	15.314	13.747	13.758	12.182
Value at End of Year	—	—	—	—	—	—	—	15.314	13.747	13.758
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	329,105	306,800	394,380
Ven 24 No. of Units	—	—	—	—	—	—	—	50,161	29,523	21,253
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	15.141	13.619	13.657	12.117
Value at End of Year	—	—	—	—	—	—	—	15.141	13.619	13.657
No. of Units	—	—	—	—	—	—	—	15,469	20,681	9,421
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	15.228	13.683	13.707	12.150
Value at End of Year	—	—	—	—	—	—	—	15.228	13.683	13.707
No. of Units	—	—	—	—	—	—	—	87,817	96,214	38,307
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	15.013	13.524	13.582	12.069
Value at End of Year	—	—	—	—	—	—	—	15.013	13.524	13.582
No. of Units	—	—	—	—	—	—	—	23,586	24,646	31,303
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	15.358	13.779	13.783	12.198
Value at End of Year	—	—	—	—	—	—	—	15.358	13.779	13.783
Venture No. of Units	—	—	—	—	—	—	—	337,690	337,330	390,429
NY Venture No. of Units	—	—	—	—	—	—	—	22,224	24,249	30,798
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	15.056	13.556	13.607	12.085
Value at End of Year	—	—	—	—	—	—	—	15.056	13.556	13.607
NY Venture No. of Units	—	—	—	—	—	—	—	35,589	35,470	38,103
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	15.314	13.747	13.758	12.182
Value at End of Year	—	—	—	—	—	—	—	15.314	13.747	13.758
Ven 9 No. of Units	—	—	—	—	—	—	—	5,466	4,520	7,238
No. of Units	—	—	—	—	—	—	—	53,315	50,610	54,432

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	15.314	13.747	13.758	12.182
Value at End of Year	—	—	—	—	—	—	—	15.314	13.747	13.758
No. of Units	—	—	—	—	—	—	—	1,068	713	967
American International Trust - Series II Shares (units first credited 05-05-2003)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	15.748	18.436	14.182	13.932	14.832	15.491	12.952	11.174	13.202	12.518
Value at End of Year	—	15.748	18.436	14.182	13.932	14.832	15.491	12.952	11.174	13.202
Venture No. of Units	—	1,258	1,259	1,277	83,280	342,826	2,430,371	4,237,219	4,724,990	4,692,535
NY Venture No. of Units	—	—	—	—	485	14,533	226,902	365,525	426,909	392,737
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.641	18.284	14.044	13.776	14.643	15.271	12.749	—	—	—
Value at End of Year	18.934	15.641	18.284	14.044	13.776	14.643	15.271	—	—	—
Venture No. of Units	1,631,826	1,952,705	2,121,479	2,714,346	2,922,430	3,005,719	1,267,918	—	—	—
NY Venture No. of Units	185,050	219,191	217,979	266,578	291,134	300,895	104,891	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	31.010	36.396	28.067	27.642	29.500	30.889	25.891	22.393	26.522	25.212
Value at End of Year	37.388	31.010	36.396	28.067	27.642	29.500	30.889	25.891	22.393	26.522
Ven 22, 20 No. of Units	1,261,854	1,400,215	1,583,425	1,866,911	2,080,646	2,287,929	2,671,875	3,351,256	4,110,621	4,542,335
Ven 24 No. of Units	218,793	266,004	277,242	304,450	334,287	346,235	405,383	499,335	570,904	590,474
Ven 22, 20 Contracts with GEM
Value at Start of Year	30.053	35.344	27.311	26.950	28.820	30.237	25.395	22.009	26.119	24.878
Value at End of Year	36.163	30.053	35.344	27.311	26.950	28.820	30.237	25.395	22.009	26.119
No. of Units	55,189	64,957	69,826	84,949	91,053	91,389	97,262	121,985	153,237	161,480
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	14.388	15.080	12.653	10.955	12.987	12.358
Value at End of Year	—	—	—	—	—	14.388	15.080	12.653	10.955	12.987
No. of Units	—	—	—	—	—	4,134	112,297	174,885	187,743	181,114
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.353	18.011	13.882	13.665	14.576	15.255	12.780	—	—	—
Value at End of Year	18.520	15.353	18.011	13.882	13.665	14.576	15.255	—	—	—
No. of Units	65,018	78,196	81,704	106,233	112,634	144,853	46,283	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	29.355	34.575	26.757	26.443	28.320	29.757	25.030	21.725	25.820	24.631
Value at End of Year	35.270	29.355	34.575	26.757	26.443	28.320	29.757	25.030	21.725	25.820
No. of Units	111,251	132,369	143,550	178,111	194,979	217,017	274,144	373,585	437,802	457,280
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	13.665	14.576	15.255	12.780	11.048	13.079	12.427
Value at End of Year	—	—	—	—	13.665	14.576	15.255	12.780	11.048	13.079
Venture No. of Units	—	—	—	—	61,094	264,111	1,127,945	1,822,766	2,038,430	1,996,866
NY Venture No. of Units	—	—	—	—	32,716	45,166	172,168	277,659	304,272	292,099
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.452	18.099	13.930	13.691	14.583	15.239	12.748	—	—	—
Value at End of Year	18.668	15.452	18.099	13.930	13.691	14.583	15.239	—	—	—
Venture No. of Units	760,057	909,875	1,043,154	1,272,779	1,302,036	1,205,211	484,276	—	—	—
NY Venture No. of Units	95,760	107,599	119,456	174,246	155,200	157,155	66,284	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	29.916	25.151	21.819	25.919	24.713
Value at End of Year	—	—	—	—	—	—	29.916	25.151	21.819	25.919
NY Venture No. of Units	—	—	—	—	—	—	29,229	54,581	66,499	63,623
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	30.290	35.604	27.498	27.121	28.988	30.398	25.518	—	—	—
Value at End of Year	36.465	30.290	35.604	27.498	27.121	28.988	30.398	—	—	—
NY Venture No. of Units	18,843	22,539	24,269	30,916	32,825	44,681	19,598	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	31.010	36.396	28.067	27.642	29.500	30.889	25.891	22.393	26.522	25.212
Value at End of Year	37.388	31.010	36.396	28.067	27.642	29.500	30.889	25.891	22.393	26.522
Ven 9 No. of Units	13,848	14,231	14,225	19,955	23,282	24,203	30,161	32,955	33,635	38,390
No. of Units	10,019	83,720	89,841	105,937	134,564	163,120	174,113	198,663	248,642	280,668

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 3 Contracts with no Optional Riders
Value at Start of Year	31.010	36.396	28.067	27.642	29.500	30.889	25.891	22.393	26.522	25.212
Value at End of Year	37.388	31.010	36.396	28.067	27.642	29.500	30.889	25.891	22.393	26.522
No. of Units	16,004	17,547	17,697	11,940	13,747	13,919	15,602	18,078	23,434	24,861
American New World Trust (merged into Emerging Markets Value Trust eff 10-27-2017) - Series II Shares (units first credited 05-01-2007)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	13.832	13.354	14.032	15.490	14.150	12.222	14.444	12.468
Value at End of Year	—	—	—	13.832	13.354	14.032	15.490	14.150	12.222	14.444
Venture No. of Units	—	—	—	8	36,849	164,611	403,700	431,007	484,881	507,067
NY Venture No. of Units	—	—	—	—	4,956	13,976	31,279	36,707	48,334	42,836
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	12.626	12.172	12.770	14.076	12.838	—	—	—
Value at End of Year	—	—	—	12.626	12.172	12.770	14.076	—	—	—
Venture No. of Units	—	—	—	305,908	311,623	255,422	19,875	—	—	—
NY Venture No. of Units	—	—	—	23,427	20,221	20,622	764	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	13.502	13.068	13.765	15.234	13.950	12.080	14.312	12.385
Value at End of Year	—	—	17.489	13.502	13.068	13.765	15.234	13.950	12.080	14.312
Ven 22, 20 No. of Units	—	—		753,405	775,767	878,305	985,032	1,028,399	1,165,027	1,531,542
Ven 24 No. of Units	—	—	—	172,298	172,263	152,684	110,641	135,172	135,753	130,201
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	13.243	12.843	13.556	15.032	13.793	11.968	14.207	12.319
Value at End of Year	—	—	—	13.243	12.843	13.556	15.032	13.793	11.968	14.207
No. of Units	—	—	—	24,843	30,233	30,578	31,263	38,962	60,796	48,003
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	15.133	13.871	12.024	14.259	12.352
Value at End of Year	—	—	—	—	—	—	15.133	13.871	12.024	14.259
No. of Units	—	—	—	—	—	—	6,972	10,625	10,654	13,548
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	13.567	13.125	13.818	15.285	13.990	—	—	—
Value at End of Year	—	—	17.583	13.567	13.125	13.818	15.285	—	—	—
No. of Units	—	—		11,592	9,554	8,158	3,922	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	13.052	12.677	13.400	14.882	13.676	11.884	14.129	12.270
Value at End of Year	—	—	—	13.052	12.677	13.400	14.882	13.676	11.884	14.129
No. of Units	—	—	—	6,792	6,895	8,604	13,074	24,791	34,127	45,205
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	13.125	13.818	15.285	13.990	12.108	14.338	12.402
Value at End of Year	—	—	—	—	13.125	13.818	15.285	13.990	12.108	14.338
Venture No. of Units	—	—	—	—	28,874	187,444	322,011	329,820	346,692	355,396
NY Venture No. of Units	—	—	—	—	2,792	25,535	19,521	19,096	20,590	21,707
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	12.524	12.097	12.717	14.046	12.837	—	—	—
Value at End of Year	—	—	—	12.524	12.097	12.717	14.046	—	—	—
Venture No. of Units	—	—	—	243,968	260,429	145,863	5,678	—	—	—
NY Venture No. of Units	—	—	—	10,942	10,963	10,384	1,464	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	13.452	14.932	13.715	11.912	14.155	12.286
Value at End of Year	—	—	—	—	—	13.452	14.932	13.715	11.912	14.155
NY Venture No. of Units	—	—	—	—	—	83	14,120	16,550	16,679	17,664
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	13.307	12.899	13.608	15.082	13.832	—	—	—
Value at End of Year	—	—	—	13.307	12.899	13.608	15.082	—	—	—
NY Venture No. of Units	—	—	—	5,863	11,001	12,130	909	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	13.502	13.068	13.765	15.234	13.950	12.080	14.312	12.385
Value at End of Year	—	—	—	13.502	13.068	13.765	15.234	13.950	12.080	14.312
Ven 9 No. of Units	—	—	—	15,274	15,306	22,536	30,051	34,584	39,935	48,994
No. of Units	—	—	—	66,532	75,949	100,465	112,385	147,882	159,424	177,241

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	13.502	13.068	13.765	15.234	13.950	12.080	14.312	12.385
Value at End of Year	—	—	—	13.502	13.068	13.765	15.234	13.950	12.080	14.312
No. of Units	—	—	—	2,263	2,308	2,559	3,280	3,426	3,708	13,359
BlackRock Advantage U.S. Total Market V.I. Fund (formerly BlackRock Value Opportunities V.I. Fund) - Class II Shares (units first credited 10-13-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	117.035	126.985	113.103	92.907	101.051	97.536	69.557	62.256	64.784	51.126
Value at End of Year	148.608	117.035	126.985	113.103	92.907	101.051	97.536	69.557	62.256	64.784
Ven 22, 20 No. of Units	14,271	15,623	17,117	18,668	19,776	20,874	26,621	30,115	34,128	42,233
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	27.408	29.870	28.889	20.643	18.513	19.304	15.264
Value at End of Year	—	—	—	—	27.408	29.870	28.889	20.643	18.513	19.304
No. of Units	—	—	—	—	908	908	914	919	980	985
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	117.035	126.985	113.103	92.907	101.051	97.536	69.557	62.256	64.784	51.126
Value at End of Year	148.608	117.035	126.985	113.103	92.907	101.051	97.536	69.557	62.256	64.784
Ven 7, 8 No. of Units	46	46	46	46	47	47	47	47	47	47
BlackRock Basic Value V.I. Fund (formerly Mercury Basic Value V.I. Fund) - Class II Shares (units first credited 10-13-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	48.249	53.223	49.905	42.933	46.353	42.829	31.506	28.057	29.224	26.303
Value at End of Year	58.861	48.249	53.223	49.905	42.933	46.353	42.829	31.506	28.057	29.224
Ven 22, 20 No. of Units	49,776	54,498	66,752	74,216	87,107	89,512	105,601	128,190	155,020	193,358
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	22.034	23.837	22.069	16.267	14.515	15.149	13.662
Value at End of Year	—	—	—	—	22.034	23.837	22.069	16.267	14.515	15.149
No. of Units	—	—	—	—	525	525	525	526	526	527
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	53.223	49.905	42.933	46.353	42.829	31.506	28.057	29.224	26.303
Value at End of Year	—	—	53.223	49.905	42.933	46.353	42.829	31.506	28.057	29.224
Ven 7, 8 No. of Units	—	—	205	343	428	428	429	429	430	430
BlackRock Global Allocation V.I. Fund (formerly Mercury Global Allocation V.I. Fund) - Class II Shares (units first credited 10-13-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	19.318	21.185	18.887	18.424	18.847	18.745	16.594	15.280	16.078	14.838
Value at End of Year	22.446	19.318	21.185	18.887	18.424	18.847	18.745	16.594	15.280	16.078
Ven 22, 20 No. of Units	9,600	9,979	10,063	34,178	35,608	38,619	42,947	43,666	49,972	61,307
Blue Chip Growth Trust - Series I Shares (units first credited 12-11-1992)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	15.918	12.500	—	—
Value at End of Year	—	—	—	—	—	—	—	15.918	—	—
Venture No. of Units	—	—	—	—	—	—	—	93	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	62.165	61.828	46.005	46.278	42.257	39.288	28.191	24.164	24.156	9.150
Value at End of Year	79.566	62.165	61.828	46.005	46.278	42.257	39.288	28.191	24.164	24.156
Ven 22, 20 No. of Units	1,503,238	1,695,918	1,918,651	2,196,273	2,540,269	2,805,589	3,320,517	3,815,540	4,361,294	5,156,171
Ven 24 No. of Units	16,554	48,792	57,255	62,063	71,734	92,101	109,918	112,774	137,073	171,577
Ven 22, 20 Contracts with GEM
Value at Start of Year	30.105	30.002	22.368	22.546	20.628	19.218	13.817	11.867	11.887	10.399
Value at End of Year	38.455	30.105	30.002	22.368	22.546	20.628	19.218	13.817	11.867	11.887
No. of Units	30,166	34,223	41,767	41,662	48,996	55,299	62,316	72,933	83,267	102,152
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	27.493	27.440	20.489	20.683	18.952	17.682	12.732	10.952	10.987	9.626
Value at End of Year	35.066	27.493	27.440	20.489	20.683	18.952	17.682	12.732	10.952	10.987
No. of Units	83,269	90,482	93,652	98,511	106,199	128,413	153,831	182,262	288,958	357,421
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	62.165	61.828	46.005	46.278	42.257	39.288	28.191	24.164	24.156	21.091
Value at End of Year	79.566	62.165	61.828	46.005	46.278	42.257	39.288	28.191	24.164	24.156
Ven 7, 8 No. of Units	545,136	650,320	724,370	788,629	889,304	999,255	1,161,127	1,282,946	1,495,050	1,706,581
Ven 9 No. of Units	189,611	215,227	238,696	275,483	302,098	333,470	370,874	401,834	459,266	542,189

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 3 Contracts with no Optional Riders
Value at Start of Year	62.165	61.828	46.005	46.278	42.257	39.288	28.191	24.164	24.156	21.091
Value at End of Year	79.566	62.165	61.828	46.005	46.278	42.257	39.288	28.191	24.164	24.156
No. of Units	25,172	28,862	30,904	32,568	50,703	55,463	61,820	55,582	70,165	74,339
Blue Chip Growth Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	25.828	23.574	21.901	15.709	13.457	13.446	11.732
Value at End of Year	—	—	—	—	25.828	23.574	21.901	15.709	13.457	13.446
Venture No. of Units	—	—	—	—	83,279	152,083	294,479	335,222	298,469	290,783
NY Venture No. of Units	—	—	—	—	11,184	13,776	49,955	37,928	35,708	30,066
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	28.132	27.920	20.741	20.821	18.975	17.602	12.607	—	—	—
Value at End of Year	36.077	28.132	27.920	20.741	20.821	18.975	17.602	—	—	—
Venture No. of Units	105,364	119,913	185,913	213,055	188,596	170,669	35,088	—	—	—
NY Venture No. of Units	8,629	10,127	10,831	24,442	20,825	10,457	108	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	39.958	39.816	29.696	29.930	27.387	25.507	18.341	15.751	15.777	13.800
Value at End of Year	51.037	39.958	39.816	29.696	29.930	27.387	25.507	18.341	15.751	15.777
Ven 22, 20 No. of Units	546,553	642,149	728,648	839,865	952,454	1,010,208	1,168,523	1,390,988	1,615,165	1,818,638
Ven 24 No. of Units	133,957	145,512	176,359	198,747	216,214	239,437	259,504	353,139	428,974	490,408
Ven 22, 20 Contracts with GEM
Value at Start of Year	38.649	38.590	28.839	29.124	26.703	24.920	17.954	15.451	15.507	13.591
Value at End of Year	49.267	38.649	38.590	28.839	29.124	26.703	24.920	17.954	15.451	15.507
No. of Units	61,788	64,446	23,398	40,346	42,275	48,877	63,281	158,887	172,965	182,406
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	22.869	21.321	15.346	13.193	13.228	11.582
Value at End of Year	—	—	—	—	—	22.869	21.321	15.346	13.193	13.228
No. of Units	—	—	—	—	—	587	16,690	21,422	23,004	22,462
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	33.872	33.735	25.147	25.333	23.169	21.568	15.501	—	—	—
Value at End of Year	43.285	33.872	33.735	25.147	25.333	23.169	21.568	—	—	—
No. of Units	5,184	5,807	5,994	6,547	6,893	15,469	3,723	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	37.696	37.695	28.212	28.534	26.201	24.488	17.670	15.229	15.307	13.436
Value at End of Year	47.980	37.696	37.695	28.212	28.534	26.201	24.488	17.670	15.229	15.307
No. of Units	70,726	74,629	87,165	92,909	131,481	123,440	155,655	195,791	206,072	246,437
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	25.333	23.169	21.568	15.501	13.306	13.321	11.646
Value at End of Year	—	—	—	—	25.333	23.169	21.568	15.501	13.306	13.321
Venture No. of Units	—	—	—	—	29,966	52,074	96,148	120,948	135,230	113,991
NY Venture No. of Units	—	—	—	—	1,905	5,154	6,945	8,146	8,123	11,642
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	27.793	27.639	20.573	20.693	18.897	17.565	12.605	—	—	—
Value at End of Year	35.570	27.793	27.639	20.573	20.693	18.897	17.565	—	—	—
Venture No. of Units	61,988	74,072	77,952	102,621	90,245	58,629	14,384	—	—	—
NY Venture No. of Units	1,947	5,758	5,800	3,575	1,707	894	247	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	24.631	17.764	15.302	15.373	13.487
Value at End of Year	—	—	—	—	—	—	24.631	17.764	15.302	15.373
NY Venture No. of Units	—	—	—	—	—	—	3,053	3,172	3,026	3,091
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	38.972	38.893	29.051	29.324	26.872	12.500	—	—	—	—
Value at End of Year	49.704	38.972	38.893	29.051	29.324	26.872	—	—	—	—
NY Venture No. of Units	1,052	1,105	1,106	1,106	2,459	2,765	—	—	—	—
Bond Trust - Series II Shares (units first credited 10-28-2011)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	13.497	13.741	13.434	13.213	13.359	12.822	13.185	12.569	12.500	—
Value at End of Year	—	13.497	13.741	13.434	13.213	13.359	12.822	13.185	12.569	—
Venture No. of Units	—	3,440	3,196	3,198	76,804	722,962	5,748,822	7,539,427	7,658,611	—
NY Venture No. of Units	—	—	—	—	9,124	41,846	596,486	804,554	857,354	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.866	13.078	12.767	12.538	12.658	12.131	12.456	—	—	—
Value at End of Year	13.850	12.866	13.078	12.767	12.538	12.658	12.131	—	—	—
Venture No. of Units	4,223,552	4,572,772	5,519,149	5,615,241	6,032,512	6,381,000	2,468,205	—	—	—
NY Venture No. of Units	390,424	563,473	630,424	623,657	668,269	733,820	270,826	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	13.257	13.530	13.261	13.075	13.254	12.752	13.146	12.564	12.500	—
Value at End of Year	14.214	13.257	13.530	13.261	13.075	13.254	12.752	13.146	12.564	—
Ven 22, 20 No. of Units	2,076,851	2,236,573	2,689,856	2,861,833	2,510,217	2,900,293	3,470,821	3,841,749	4,218,483	—
Ven 24 No. of Units	310,896	331,998	409,643	432,424	405,529	446,548	536,908	575,253	576,865	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	13.068	13.364	13.125	12.967	13.170	12.697	13.115	12.559	12.500	—
Value at End of Year	13.983	13.068	13.364	13.125	12.967	13.170	12.697	13.115	12.559	—
No. of Units	86,238	81,782	113,690	109,886	80,339	91,971	105,270	109,064	133,873	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	13.212	12.724	13.131	12.562	12.500	—
Value at End of Year	—	—	—	—	—	13.212	12.724	13.131	12.562	—
No. of Units	—	—	—	—	—	8,613	246,455	359,031	356,596	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.305	13.572	13.296	13.103	13.275	12.766	13.154	—	—	—
Value at End of Year	14.272	13.305	13.572	13.296	13.103	13.275	12.766	—	—	—
No. of Units	170,654	188,359	226,553	255,425	273,419	331,000	119,370	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.928	13.241	13.023	12.886	13.107	12.655	13.092	12.556	12.500	—
Value at End of Year	13.812	12.928	13.241	13.023	12.886	13.107	12.655	13.092	12.556	—
No. of Units	238,628	248,609	323,863	365,250	334,230	413,042	562,204	556,719	592,278	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	13.103	13.275	12.766	13.154	12.565	12.500	—
Value at End of Year	—	—	—	—	13.103	13.275	12.766	13.154	12.565	—
Venture No. of Units	—	—	—	—	72,783	351,964	2,614,611	3,010,541	3,066,005	—
NY Venture No. of Units	—	—	—	—	34,004	72,224	379,253	428,704	429,936	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.711	12.946	12.664	12.461	12.606	12.105	12.454	—	—	—
Value at End of Year	13.655	12.711	12.946	12.664	12.461	12.606	12.105	—	—	—
Venture No. of Units	1,919,281	2,027,379	2,402,581	2,412,299	2,582,254	2,572,870	627,862	—	—	—
NY Venture No. of Units	251,802	254,197	281,621	302,607	304,921	315,284	80,003	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	13.128	12.669	13.100	12.557	12.500	—
Value at End of Year	—	—	—	—	—	13.128	12.669	13.100	12.557	—
NY Venture No. of Units	—	—	—	—	—	360	133,071	206,002	203,851	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.115	13.405	13.159	12.994	13.191	12.710	13.123	—	—	—
Value at End of Year	14.040	13.115	13.405	13.159	12.994	13.191	12.710	—	—	—
NY Venture No. of Units	101,354	115,097	136,599	133,445	143,209	198,914	98,376	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	13.257	13.530	13.261	13.075	13.254	12.752	13.146	12.564	12.500	—
Value at End of Year	14.214	13.257	13.530	13.261	13.075	13.254	12.752	13.146	12.564	—
Ven 9 No. of Units	22,300	24,200	26,256	33,527	31,804	33,706	33,569	41,984	42,976	—
No. of Units	95,347	100,860	139,681	164,924	128,124	142,327	135,209	163,895	173,613	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	13.257	13.530	13.261	13.075	13.254	12.752	13.146	12.564	12.500	—
Value at End of Year	14.214	13.257	13.530	13.261	13.075	13.254	12.752	13.146	12.564	—
No. of Units	17,471	17,664	19,580	23,828	11,606	11,715	13,086	10,666	12,597	—
Capital Appreciation Trust - Series I Shares (units first credited 11-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	23.130	23.648	17.564	18.005	16.382	15.151	11.181	9.777	9.907	8.984
Value at End of Year	30.311	23.130	23.648	17.564	18.005	16.382	15.151	11.181	9.777	9.907
Ven 22, 20 No. of Units	2,402,972	2,716,151	3,035,472	3,520,342	3,944,681	4,523,898	5,099,239	5,983,743	6,922,674	8,172,745
Ven 24 No. of Units	102,177	115,720	133,175	146,742	165,366	189,550	217,784	243,352	286,982	340,497

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 22, 20 Contracts with GEM
Value at Start of Year	23.964	24.549	18.270	18.766	17.109	15.854	11.724	10.273	10.430	9.477
Value at End of Year	31.341	23.964	24.549	18.270	18.766	17.109	15.854	11.724	10.273	10.430
No. of Units	29,614	32,599	34,508	36,445	40,376	34,974	32,615	36,624	47,003	61,133
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	21.704	22.268	16.597	17.074	15.589	14.468	10.715	6.999	7.116	8.700
Value at End of Year	28.343	21.704	22.268	16.597	17.074	15.589	14.468	10.715	6.999	7.116
No. of Units	45,466	59,500	71,680	90,649	108,774	137,112	159,612	180,873	230,883	285,060
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	23.130	23.648	17.564	18.005	16.382	15.151	11.181	9.777	9.907	8.984
Value at End of Year	30.311	23.130	23.648	17.564	18.005	16.382	15.151	11.181	9.777	9.907
Ven 7, 8 No. of Units	727,609	823,617	915,050	1,008,908	1,128,890	1,254,688	1,459,326	1,650,553	1,916,411	2,240,760
Ven 9 No. of Units	197,658	226,103	245,381	269,170	297,680	337,891	375,657	427,516	484,843	571,677
Ven 3 Contracts with no Optional Riders
Value at Start of Year	23.130	23.648	17.564	18.005	16.382	15.151	11.181	9.777	9.907	8.984
Value at End of Year	30.311	23.130	23.648	17.564	18.005	16.382	15.151	11.181	9.777	9.907
No. of Units	221,071	231,823	243,948	282,141	318,558	341,601	364,428	426,409	486,587	612,181
Capital Appreciation Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	24.318	22.127	20.447	15.086	13.175	13.350	12.103
Value at End of Year	—	—	—	—	24.318	22.127	20.447	15.086	13.175	13.350
Venture No. of Units	—	—	—	—	13,988	35,077	69,584	97,192	106,819	114,206
NY Venture No. of Units	—	—	—	—	1,295	2,178	5,866	10,805	2,424	1,647
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	26.530	27.066	20.071	20.532	18.655	17.213	12.681	—	—	—
Value at End of Year	34.841	26.530	27.066	20.071	20.532	18.655	17.213	—	—	—
Venture No. of Units	32,778	39,567	46,943	52,044	52,732	44,208	19,429	—	—	—
NY Venture No. of Units	690	1,284	1,502	1,343	584	168	169	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	35.603	36.470	27.152	27.888	25.439	23.566	17.431	15.261	15.502	12.518
Value at End of Year	46.570	35.603	36.470	27.152	27.888	25.439	23.566	17.431	15.261	15.502
Ven 22, 20 No. of Units	344,019	380,741	468,537	549,251	604,341	706,518	870,255	1,056,351	1,204,701	1,332,026
Ven 24 No. of Units	64,070	71,827	78,402	82,421	98,942	105,178	129,155	188,168	229,742	295,748
Ven 22, 20 Contracts with GEM
Value at Start of Year	34.438	35.347	26.368	27.137	24.804	23.024	17.064	14.970	15.237	13.876
Value at End of Year	44.955	34.438	35.347	26.368	27.137	24.804	23.024	17.064	14.970	15.237
No. of Units	17,752	20,132	21,758	27,185	28,822	34,570	43,542	54,789	64,229	73,174
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	19.905	14.738	12.916	13.133	11.949
Value at End of Year	—	—	—	—	—	—	19.905	14.738	12.916	13.133
No. of Units	—	—	—	—	—	—	622	647	235	240
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	30.497	31.223	23.234	23.852	21.747	20.136	14.886	—	—	—
Value at End of Year	39.910	30.497	31.223	23.234	23.852	21.747	20.136	—	—	—
No. of Units	135	187	210	414	883	841	430	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	33.588	34.527	25.795	26.587	24.338	22.625	16.794	14.755	15.041	13.718
Value at End of Year	43.781	33.588	34.527	25.795	26.587	24.338	22.625	16.794	14.755	15.041
No. of Units	40,069	48,087	52,589	58,305	65,703	74,056	86,464	114,093	136,356	175,819
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	23.852	21.747	20.136	14.886	13.026	13.226	12.015
Value at End of Year	—	—	—	—	23.852	21.747	20.136	14.886	13.026	13.226
Venture No. of Units	—	—	—	—	8,059	75,017	89,923	85,804	91,904	90,858
NY Venture No. of Units	—	—	—	—	10,420	12,116	1,297	1,393	1,425	1,426
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	26.210	26.794	19.908	20.407	18.578	17.176	12.679	—	—	—
Value at End of Year	34.352	26.210	26.794	19.908	20.407	18.578	17.176	—	—	—
Venture No. of Units	86,091	91,664	96,411	98,712	89,712	23,342	11,049	—	—	—
NY Venture No. of Units	12	13	14	16	—	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	22.757	16.883	14.826	15.106	13.770
Value at End of Year	—	—	—	—	—	—	22.757	16.883	14.826	15.106
NY Venture No. of Units	—	—	—	—	—	—	816	891	486	487
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	—	27.323	24.961	12.500	—	—	—	—
Value at End of Year	—	—	—	—	27.323	24.961	—	—	—	—
NY Venture No. of Units	—	—	—	—	197	408	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	35.603	36.470	27.152	27.888	25.439	23.566	17.431	15.261	15.502	16.285
Value at End of Year	46.570	35.603	36.470	27.152	27.888	25.439	23.566	17.431	15.261	15.502
Ven 9 No. of Units	154	159	165	170	176	182	187	193	198	204
Capital Appreciation Value Trust - Series II Shares (units first credited 06-16-2008)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	20.904	20.120	18.165	15.070	13.315	13.092	11.655
Value at End of Year	—	—	—	—	20.904	20.120	18.165	15.070	13.315	13.092
Venture No. of Units	—	—	—	—	2,962,350	5,477,596	6,183,277	6,866,369	7,164,185	7,641,483
NY Venture No. of Units	—	—	—	—	96,503	219,520	241,055	259,619	272,140	280,181
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	21.203	21.394	18.792	17.600	16.915	15.249	12.631	—	—	—
Value at End of Year	26.050	21.203	21.394	18.792	17.600	16.915	15.249	—	—	—
Venture No. of Units	3,549,110	4,105,952	4,593,194	5,373,832	2,688,384	349,580	159,237	—	—	—
NY Venture No. of Units	124,254	145,473	173,369	183,495	108,146	11,875	2,479	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	24.417	24.737	21.815	20.513	19.793	17.915	14.899	13.198	13.009	11.610
Value at End of Year	29.879	24.417	24.737	21.815	20.513	19.793	17.915	14.899	13.198	13.009
Ven 22, 20 No. of Units	308,244	319,354	379,510	325,332	319,832	282,962	195,767	251,175	294,319	394,179
Ven 24 No. of Units	2,910	2,852	3,252	5,683	2,017	3,706	3,276	46,971	48,466	54,180
Ven 22, 20 Contracts with GEM
Value at Start of Year	23.907	24.269	21.445	20.206	19.536	17.718	14.765	13.105	12.943	11.574
Value at End of Year	29.197	23.907	24.269	21.445	20.206	19.536	17.718	14.765	13.105	12.943
No. of Units	9,089	7,641	10,446	8,554	6,266	7,213	7,339	12,232	12,593	12,972
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	17.816	14.832	13.151	12.976	11.592
Value at End of Year	—	—	—	—	—	—	17.816	14.832	13.151	12.976
No. of Units	—	—	—	—	—	—	218	232	247	265
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	—	—	19.858	12.500	—	—	—	—
Value at End of Year	—	—	—	—	—	19.858	—	—	—	—
No. of Units	—	—	—	—	—	1,406	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	23.532	23.924	21.172	19.979	19.345	17.571	14.664	13.035	12.894	11.547
Value at End of Year	28.696	23.532	23.924	21.172	19.979	19.345	17.571	14.664	13.035	12.894
No. of Units	1,755	1,902	1,676	2,622	964	191	606	613	1,665	2,015
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	21.908	20.591	19.858	17.965	14.933	13.221	13.026	11.619
Value at End of Year	—	—	—	21.908	20.591	19.858	17.965	14.933	13.221	13.026
Venture No. of Units	—	—	—	796	1,322,087	2,138,462	2,342,815	2,517,225	2,672,810	2,884,128
NY Venture No. of Units	—	—	—	—	99,579	170,820	210,088	217,770	239,743	235,530
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	20.947	21.179	18.640	17.493	16.845	15.216	12.630	—	—	—
Value at End of Year	25.684	20.947	21.179	18.640	17.493	16.845	15.216	—	—	—
Venture No. of Units	1,337,162	1,573,785	1,799,544	2,064,757	885,921	137,828	46,499	—	—	—
NY Venture No. of Units	96,762	106,073	169,935	189,362	100,902	22,004	1,270	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	17.620	14.698	13.058	12.911	11.556
Value at End of Year	—	—	—	—	—	—	17.620	14.698	13.058	12.911
NY Venture No. of Units	—	—	—	—	—	—	681	10,597	10,656	14,088

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	24.033	24.385	21.537	20.282	19.600	17.767	14.798	—	—	—
Value at End of Year	29.366	24.033	24.385	21.537	20.282	19.600	17.767	—	—	—
NY Venture No. of Units	12,339	12,472	13,174	13,247	13,347	13,508	9,432	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	24.417	24.737	21.815	20.513	19.793	17.915	14.899	13.198	13.009	11.610
Value at End of Year	29.879	24.417	24.737	21.815	20.513	19.793	17.915	14.899	13.198	13.009
Ven 9 No. of Units	3,659	3,642	4,369	4,674	3,618	709	—	—	—	—
No. of Units	45,815	37,919	42,893	31,885	20,577	16,201	8,565	10,191	10,194	10,740
Ven 3 Contracts with no Optional Riders
Value at Start of Year	24.417	24.737	21.815	20.513	19.793	12.500	—	—	—	—
Value at End of Year	29.879	24.417	24.737	21.815	20.513	19.793	—	—	—	—
No. of Units	54	2,535	1,765	2,353	187	41	—	—	—	—
Core Allocation Plus Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 06-16-2008)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	12.756	11.385	11.813	10.835
Value at End of Year	—	—	—	—	—	—	—	12.756	11.385	11.813
Venture No. of Units	—	—	—	—	—	—	—	3,724,057	3,795,289	4,069,787
NY Venture No. of Units	—	—	—	—	—	—	—	198,316	212,885	212,355
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	12.612	11.284	11.738	10.794
Value at End of Year	—	—	—	—	—	—	—	12.612	11.284	11.738
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	92,130	112,678	135,007
Ven 24 No. of Units	—	—	—	—	—	—	—	3,058	2,995	2,932
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	12.498	11.205	11.679	10.760
Value at End of Year	—	—	—	—	—	—	—	12.498	11.205	11.679
No. of Units	—	—	—	—	—	—	—	1,183	3,698	5,112
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	12.640	11.304	11.753	10.802
Value at End of Year	—	—	—	—	—	—	—	12.640	11.304	11.753
Venture No. of Units	—	—	—	—	—	—	—	1,485,325	1,549,542	1,671,457
NY Venture No. of Units	—	—	—	—	—	—	—	184,888	187,848	185,640
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	12.441	11.165	11.649	10.744
Value at End of Year	—	—	—	—	—	—	—	12.441	11.165	11.649
NY Venture No. of Units	—	—	—	—	—	—	—	827	827	6,591
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	12.612	11.284	11.738	10.794
Value at End of Year	—	—	—	—	—	—	—	12.612	11.284	11.738
No. of Units	—	—	—	—	—	—	—	1,144	1,387	3,525
Core Allocation Trust (merged into Lifestyle Growth Trust eff 04-27-2012) - Series II Shares (units first credited 05-01-2009)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	—	16.022	16.486	15.062
Value at End of Year	—	—	—	—	—	—	—	—	16.022	16.486
Venture 2006 No. of Units	—	—	—	—	—	—	—	—	1,988,995	1,491,636
Venture 2006 No. of Units	—	—	—	—	—	—	—	—	168,405	132,359
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	15.916	16.418	15.037
Value at End of Year	—	—	—	—	—	—	—	—	15.916	16.418
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	169,094	113,312
Ven 24 No. of Units	—	—	—	—	—	—	—	—	52,258	45,762
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	—	—	15.017
Value at End of Year	—	—	—	—	—	—	—	—	—	16.363
No. of Units	—	—	—	—	—	—	—	—	—	355
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	—	15.874	16.391	15.027
Value at End of Year	—	—	—	—	—	—	—	—	15.874	16.391
No. of Units	—	—	—	—	—	—	—	—	855	682

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	15.768	16.322	15.002
Value at End of Year	—	—	—	—	—	—	—	—	15.768	16.322
No. of Units	—	—	—	—	—	—	—	—	6,476	4,494
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	—	15.937	16.432	15.042
Value at End of Year	—	—	—	—	—	—	—	—	15.937	16.432
Venture 2006 No. of Units	—	—	—	—	—	—	—	—	906,304	736,759
Venture 2006 No. of Units	—	—	—	—	—	—	—	—	202,952	181,174
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	—	15.789	16.336	15.007
Value at End of Year	—	—	—	—	—	—	—	—	15.789	16.336
Venture 2006 No. of Units	—	—	—	—	—	—	—	—	38,212	35,720
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	15.916	16.418	15.037
Value at End of Year	—	—	—	—	—	—	—	—	15.916	16.418
Ven 9 No. of Units	—	—	—	—	—	—	—	—	432	449
No. of Units	—	—	—	—	—	—	—	—	8,735	15,231
Core Balanced Trust (merged into Lifestyle Growth Trust eff 04-27-2012) - Series II Shares (units first credited 05-01-2009)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	—	16.632	16.675	15.054
Value at End of Year	—	—	—	—	—	—	—	—	16.632	16.675
Venture 2006 No. of Units	—	—	—	—	—	—	—	—	3,879,903	3,007,346
Venture 2006 No. of Units	—	—	—	—	—	—	—	—	278,809	225,661
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	16.522	16.606	15.029
Value at End of Year	—	—	—	—	—	—	—	—	16.522	16.606
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	278,659	190,032
Ven 24 No. of Units	—	—	—	—	—	—	—	—	15,688	42,429
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	16.434	16.551	15.009
Value at End of Year	—	—	—	—	—	—	—	—	16.434	16.551
No. of Units	—	—	—	—	—	—	—	—	5,182	4,478
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	—	16.478	16.578	15.019
Value at End of Year	—	—	—	—	—	—	—	—	16.478	16.578
No. of Units	—	—	—	—	—	—	—	—	19,578	5,031
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	16.368	16.509	14.994
Value at End of Year	—	—	—	—	—	—	—	—	16.368	16.509
No. of Units	—	—	—	—	—	—	—	—	53,259	35,149
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	—	16.543	16.620	15.034
Value at End of Year	—	—	—	—	—	—	—	—	16.543	16.620
Venture 2006 No. of Units	—	—	—	—	—	—	—	—	1,821,767	1,316,111
Venture 2006 No. of Units	—	—	—	—	—	—	—	—	369,983	334,797
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	—	16.390	16.523	14.999
Value at End of Year	—	—	—	—	—	—	—	—	16.390	16.523
Venture 2006 No. of Units	—	—	—	—	—	—	—	—	353	363
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	16.522	16.606	15.029
Value at End of Year	—	—	—	—	—	—	—	—	16.522	16.606
Ven 9 No. of Units	—	—	—	—	—	—	—	—	1,192	—
No. of Units	—	—	—	—	—	—	—	—	24,220	23,118
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	16.522	16.606	12.500
Value at End of Year	—	—	—	—	—	—	—	—	16.522	16.606
No. of Units	—	—	—	—	—	—	—	—	217	46

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Core Bond Trust - Series I Shares (units first credited 04-24-2015)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	17.344	17.694	17.352	17.127	17.592	—	—	—	—	—
Value at End of Year	18.526	17.344	17.694	17.352	17.127	—	—	—	—	—
Ven 22, 20 No. of Units	1,349,159	1,486,165	1,677,329	1,969,954	2,225,099	—	—	—	—	—
Ven 24 No. of Units	81,183	84,592	95,680	105,053	113,848	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	16.876	17.251	16.951	16.765	17.245	—	—	—	—	—
Value at End of Year	17.991	16.876	17.251	16.951	16.765	—	—	—	—	—
No. of Units	29,735	32,637	43,036	44,007	50,269	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	16.534	16.926	16.657	16.499	16.988	—	—	—	—	—
Value at End of Year	17.599	16.534	16.926	16.657	16.499	—	—	—	—	—
No. of Units	99,481	110,377	134,027	146,696	164,496	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	17.344	17.694	17.352	17.127	17.592	—	—	—	—	—
Value at End of Year	18.526	17.344	17.694	17.352	17.127	—	—	—	—	—
Ven 7, 8 No. of Units	320,330	357,791	418,189	468,605	523,063	—	—	—	—	—
Ven 9 No. of Units	108,236	111,523	114,807	124,066	131,446	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	17.344	17.694	17.352	17.127	17.592	—	—	—	—	—
Value at End of Year	18.526	17.344	17.694	17.352	17.127	—	—	—	—	—
No. of Units	40,073	41,871	43,020	48,928	46,848	—	—	—	—	—
Core Bond Trust - Series II Shares (units first credited 05-01-2005)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	12.341	12.175	12.500	—	—	—	—	—
Value at End of Year	—	—	—	12.341	12.175	—	—	—	—	—
Venture 2006 No. of Units	—	—	—	14	269,813	—	—	—	—	—
Venture 2006 No. of Units	—	—	—	—	27,918	—	—	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.417	12.642	12.372	12.187	12.500	—	—	—	—	—
Value at End of Year	13.283	12.417	12.642	12.372	12.187	—	—	—	—	—
Venture No. of Units	356,162	373,125	489,390	571,025	495,868	—	—	—	—	—
NY Venture No. of Units	33,716	37,712	43,748	46,685	25,631	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	17.220	17.603	17.296	17.105	17.327	16.619	17.260	16.472	15.461	14.664
Value at End of Year	18.347	17.220	17.603	17.296	17.105	17.327	16.619	17.260	16.472	15.461
Ven 22, 20 No. of Units	680,318	759,696	882,048	1,015,950	1,066,675	174,941	156,905	218,140	304,341	328,895
Ven 24 No. of Units	152,404	170,354	195,293	227,900	258,796	18,466	17,165	21,609	13,409	8,077
Ven 22, 20 Contracts with GEM
Value at Start of Year	16.756	17.162	16.897	16.744	16.333	16.333	16.997	16.254	15.287	14.528
Value at End of Year	17.816	16.756	17.162	16.897	16.744	16.333	16.333	16.997	16.254	15.287
No. of Units	47,253	47,531	66,075	71,122	71,313	—	183	192	4,148	12,181
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.258	12.524	12.300	12.158	12.500	—	—	—	—	—
Value at End of Year	13.067	12.258	12.524	12.300	12.158	—	—	—	—	—
No. of Units	5,050	6,261	8,121	13,860	20,003	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	16.415	16.839	16.603	16.478	16.751	16.122	16.802	16.092	15.157	14.426
Value at End of Year	17.428	16.415	16.839	16.603	16.478	16.751	16.122	16.802	16.092	15.157
No. of Units	133,006	154,432	184,474	245,571	270,280	49,309	32,668	39,351	36,050	38,320
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	17.352	17.127	17.327	16.619	17.260	16.472	15.461	14.664
Value at End of Year	—	—	—	17.352	17.127	17.327	16.619	17.260	16.472	15.461
Ven 9 No. of Units	—	—	—	—	—	3,925	3,928	8,230	8,832	6,075
No. of Units	—	—	—	—	—	26,661	22,047	26,831	34,207	22,745
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	12.158	12.500	—	—	—	—	—
Value at End of Year	—	—	—	—	12.158	—	—	—	—	—
Venture 2006 No. of Units	—	—	—	—	98,864	—	—	—	—	—
Venture 2006 No. of Units	—	—	—	—	18,938	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.326	12.575	12.331	12.171	12.500	—	—	—	—	—
Value at End of Year	13.159	12.326	12.575	12.331	12.171	—	—	—	—	—
Venture No. of Units	230,481	240,588	281,855	316,656	280,576	—	—	—	—	—
NY Venture No. of Units	37,560	37,910	46,923	51,295	30,776	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.870	17.271	16.996	16.834	12.500	—	—	—	—	—
Value at End of Year	17.947	16.870	17.271	16.996	16.834	—	—	—	—	—
NY Venture No. of Units	730	730	1,426	1,450	2,738	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	17.327	16.619	17.260	16.472	15.461	14.664
Value at End of Year	—	—	—	—	—	17.327	16.619	17.260	16.472	15.461
No. of Units	—	—	—	—	—	2,243	2,404	2,570	2,741	2,998
Core Disciplined Diversification Trust (merged into Lifestyle Growth Trust eff 04-27-2012) - Series II Shares (units first credited 05-01-2009)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	—	16.576	17.105	15.421
Value at End of Year	—	—	—	—	—	—	—	—	16.576	17.105
Venture 2006 No. of Units	—	—	—	—	—	—	—	—	3,426,950	2,510,200
Venture 2006 No. of Units	—	—	—	—	—	—	—	—	212,478	170,670
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	16.466	17.034	15.396
Value at End of Year	—	—	—	—	—	—	—	—	16.466	17.034
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	430,353	343,397
Ven 24 No. of Units	—	—	—	—	—	—	—	—	63,593	36,957
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	16.379	16.978	15.375
Value at End of Year	—	—	—	—	—	—	—	—	16.379	16.978
No. of Units	—	—	—	—	—	—	—	—	6,666	3,495
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	—	16.422	17.006	15.385
Value at End of Year	—	—	—	—	—	—	—	—	16.422	17.006
No. of Units	—	—	—	—	—	—	—	—	6,347	6,115
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	16.313	16.935	12.500
Value at End of Year	—	—	—	—	—	—	—	—	16.313	16.935
No. of Units	—	—	—	—	—	—	—	—	29,757	12,405
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	—	16.488	17.048	15.401
Value at End of Year	—	—	—	—	—	—	—	—	16.488	17.048
Venture 2006 No. of Units	—	—	—	—	—	—	—	—	1,332,949	977,297
Venture 2006 No. of Units	—	—	—	—	—	—	—	—	140,040	119,635
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	—	16.335	16.949	15.365
Value at End of Year	—	—	—	—	—	—	—	—	16.335	16.949
Venture 2006 No. of Units	—	—	—	—	—	—	—	—	6,823	7,512
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	16.466	17.034	15.396
Value at End of Year	—	—	—	—	—	—	—	—	16.466	17.034
Ven 9 No. of Units	—	—	—	—	—	—	—	—	364	1,488
No. of Units	—	—	—	—	—	—	—	—	7,141	6,761
Core Fundamental Holdings Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 05-01-2009)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	17.383	15.869	15.970	14.733
Value at End of Year	—	—	—	—	—	—	—	17.383	15.869	15.970
Venture 2006 No. of Units	—	—	—	—	—	—	—	6,535,393	6,281,785	5,572,448
Venture 2006 No. of Units	—	—	—	—	—	—	—	433,851	429,573	332,103
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	17.224	15.764	15.903	14.708
Value at End of Year	—	—	—	—	—	—	—	17.224	15.764	15.903
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	387,830	406,901	335,300
Ven 24 No. of Units	—	—	—	—	—	—	—	58,280	49,001	37,788

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	17.098	15.680	15.850	14.688
Value at End of Year	—	—	—	—	—	—	—	17.098	15.680	15.850
No. of Units	—	—	—	—	—	—	—	1,188	5,183	7,152
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	17.161	15.722	15.877	14.698
Value at End of Year	—	—	—	—	—	—	—	17.161	15.722	15.877
No. of Units	—	—	—	—	—	—	—	7,849	3,721	4,893
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	17.004	15.617	15.811	14.674
Value at End of Year	—	—	—	—	—	—	—	17.004	15.617	15.811
No. of Units	—	—	—	—	—	—	—	27,922	9,920	11,014
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	17.256	15.785	15.917	14.713
Value at End of Year	—	—	—	—	—	—	—	17.256	15.785	15.917
Venture 2006 No. of Units	—	—	—	—	—	—	—	3,114,690	3,132,967	2,738,108
Venture 2006 No. of Units	—	—	—	—	—	—	—	499,231	503,603	475,017
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	17.035	15.638	15.824	14.679
Value at End of Year	—	—	—	—	—	—	—	17.035	15.638	15.824
Venture 2006 No. of Units	—	—	—	—	—	—	—	20,334	5,726	6,603
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	17.224	15.764	15.903	14.708
Value at End of Year	—	—	—	—	—	—	—	17.224	15.764	15.903
Ven 9 No. of Units	—	—	—	—	—	—	—	418	420	421
No. of Units	—	—	—	—	—	—	—	31,327	28,115	29,029
Core Global Diversification Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 05-01-2009)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	17.311	15.512	16.303	15.229
Value at End of Year	—	—	—	—	—	—	—	17.311	15.512	16.303
Venture 2006 No. of Units	—	—	—	—	—	—	—	5,699,267	6,049,162	5,382,595
Venture 2006 No. of Units	—	—	—	—	—	—	—	460,516	484,933	373,692
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	17.153	15.409	16.235	15.203
Value at End of Year	—	—	—	—	—	—	—	17.153	15.409	16.235
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	568,127	587,503	649,290
Ven 24 No. of Units	—	—	—	—	—	—	—	15,648	18,059	20,466
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	17.028	15.327	16.181	15.183
Value at End of Year	—	—	—	—	—	—	—	17.028	15.327	16.181
No. of Units	—	—	—	—	—	—	—	7,758	6,312	18,664
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	17.090	15.368	16.208	15.193
Value at End of Year	—	—	—	—	—	—	—	17.090	15.368	16.208
No. of Units	—	—	—	—	—	—	—	3,337	3,518	2,815
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	16.934	15.266	16.141	15.168
Value at End of Year	—	—	—	—	—	—	—	16.934	15.266	16.141
No. of Units	—	—	—	—	—	—	—	43,248	34,338	35,716
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	17.185	15.429	16.248	12.500
Value at End of Year	—	—	—	—	—	—	—	17.185	15.429	16.248
Venture 2006 No. of Units	—	—	—	—	—	—	—	2,827,336	2,685,750	2,220,439
Venture 2006 No. of Units	—	—	—	—	—	—	—	315,947	361,252	345,131
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	16.965	15.286	16.154	15.173
Value at End of Year	—	—	—	—	—	—	—	16.965	15.286	16.154
Venture 2006 No. of Units	—	—	—	—	—	—	—	12,022	1,039	9,478

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	17.153	15.409	16.235	15.203
Value at End of Year	—	—	—	—	—	—	—	17.153	15.409	16.235
Ven 9 No. of Units	—	—	—	—	—	—	—	2,166	974	1,516
No. of Units	—	—	—	—	—	—	—	4,715	7,515	3,501
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	17.153	12.500	—	—
Value at End of Year	—	—	—	—	—	—	—	17.153	—	—
No. of Units	—	—	—	—	—	—	—	72	—	—
Core Strategy Trust (merged into Lifestyle Growth Portfolio eff 10-27-2017) - Series II Shares (units first credited 02-13-2006)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	19.024	17.993	18.269	17.449	14.828	13.361	13.514	12.187
Value at End of Year	—	—	—	19.024	17.993	18.269	17.449	14.828	13.361	13.514
Venture No. of Units	—	—	—	7,527,429	31,491,721	56,146,127	66,446,934	13,475,326	13,677,760	13,423,487
NY Venture No. of Units	—	—	—	450,471	1,497,815	2,970,277	3,555,858	890,516	916,735	897,844
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	16.294	15.387	15.600	14.877	12.624	—	—	—
Value at End of Year	—	—	—	16.294	15.387	15.600	14.877	—	—	—
Venture No. of Units	—	—	—	57,073,096	33,910,346	8,949,763	1,961,298	—	—	—
NY Venture No. of Units	—	—	—	3,041,127	1,913,351	611,200	128,930	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	18.952	17.969	18.291	17.514	14.920	13.478	13.667	12.355
Value at End of Year	—	—	—	18.952	17.969	18.291	17.514	14.920	13.478	13.667
Ven 22, 20 No. of Units	—	—	—	2,689,755	2,828,949	2,786,310	2,980,494	637,327	614,137	547,240
Ven 24 No. of Units	—	—	—	178,212	194,221	224,297	295,565	109,376	106,952	125,588
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	18.544	17.618	17.969	17.240	14.716	13.320	13.534	12.260
Value at End of Year	—	—	—	18.544	17.618	17.969	17.240	14.716	13.320	13.534
No. of Units	—	—	—	40,173	31,702	35,103	47,185	2,421	458	3,576
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	17.723	16.986	14.486	13.098	13.295	12.031
Value at End of Year	—	—	—	—	—	17.723	16.986	14.486	13.098	13.295
No. of Units	—	—	—	—	—	5,027	74,927	84,362	89,492	86,718
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	18.622	17.648	17.955	17.183	14.632	—	—	—
Value at End of Year	—	—	—	18.622	17.648	17.955	17.183	—	—	—
No. of Units	—	—	—	53,291	81,247	124,676	30,063	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	18.244	17.358	17.731	17.037	14.565	13.203	13.435	12.189
Value at End of Year	—	—	—	18.244	17.358	17.731	17.037	14.565	13.203	13.435
No. of Units	—	—	—	108,134	205,524	241,403	277,737	69,715	65,375	89,983
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	18.622	17.648	17.955	17.183	14.632	13.210	13.388	12.098
Value at End of Year	—	—	—	18.622	17.648	17.955	17.183	14.632	13.210	13.388
Venture No. of Units	—	—		3,015,001	13,026,772	23,244,692	26,454,074	4,638,098	4,536,137	4,237,017
NY Venture No. of Units	—	—		442,473	1,493,973	2,992,093	3,481,565	582,792	616,536	629,758
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	21.326	20.180	20.500	19.590	16.656	—	—	—
Value at End of Year	—	—	—	21.326	20.180	20.500	19.590	—	—	—
Venture No. of Units	—	—	—	16,815,044	9,885,134	2,269,224	380,360	—	—	—
NY Venture No. of Units	—	—	—	1,799,914	1,196,910	298,203	81,234	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	17.104	14.615	13.242	13.468	12.212
Value at End of Year	—	—	—	—	—	—	17.104	14.615	13.242	13.468
NY Venture No. of Units	—	—	—	—	—	—	150,580	177,853	201,489	213,081
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	18.645	17.705	18.049	17.308	14.767	—	—	—
Value at End of Year	—	—	—	18.645	17.705	18.049	17.308	—	—	—
NY Venture No. of Units	—	—	—	202,162	198,427	225,839	81,548	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	18.952	17.969	18.291	17.514	14.920	13.478	13.667	12.355
Value at End of Year	—	—	—	18.952	17.969	18.291	17.514	14.920	13.478	13.667
Ven 9 No. of Units	—	—	—	12,674	7,931	11,034	10,734	9,247	10,296	16,740
No. of Units	—	—	—	45,793	53,027	60,395	61,150	8,063	9,149	12,732
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	18.952	17.969	18.291	17.514	14.920	13.521	—	—
Value at End of Year	—	—	—	18.952	17.969	18.291	17.514	14.920	—	—
No. of Units	—	—	—	1,788	1,807	1,902	7,337	70	—	—
Disciplined Diversification Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 06-16-2008)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	13.809	12.407	12.844	11.479
Value at End of Year	—	—	—	—	—	—	—	13.809	12.407	12.844
Venture No. of Units	—	—	—	—	—	—	—	6,030,251	6,183,430	6,760,483
NY Venture No. of Units	—	—	—	—	—	—	—	208,440	216,823	215,037
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	13.653	12.298	12.763	11.435
Value at End of Year	—	—	—	—	—	—	—	13.653	12.298	12.763
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	180,278	203,551	273,524
Ven 24 No. of Units	—	—	—	—	—	—	—	29,740	29,705	29,526
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	13.530	12.211	12.698	11.400
Value at End of Year	—	—	—	—	—	—	—	13.530	12.211	12.698
No. of Units	—	—	—	—	—	—	—	573	574	3,352
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	13.438	12.146	12.650	11.374
Value at End of Year	—	—	—	—	—	—	—	13.438	12.146	12.650
No. of Units	—	—	—	—	—	—	—	79	79	80
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	13.684	12.320	12.779	11.444
Value at End of Year	—	—	—	—	—	—	—	13.684	12.320	12.779
Venture No. of Units	—	—	—	—	—	—	—	1,256,933	1,337,130	1,471,414
NY Venture No. of Units	—	—	—	—	—	—	—	123,194	127,684	126,294
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	13.468	12.168	12.666	11.382
Value at End of Year	—	—	—	—	—	—	—	13.468	12.168	12.666
NY Venture No. of Units	—	—	—	—	—	—	—	1,114	1,112	1,879
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	13.653	12.298	12.763	11.435
Value at End of Year	—	—	—	—	—	—	—	13.653	12.298	12.763
Ven 9 No. of Units	—	—	—	—	—	—	—	—	—	338
No. of Units	—	—	—	—	—	—	—	7,969	7,918	7,865
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	13.653	12.298	12.763	11.435
Value at End of Year	—	—	—	—	—	—	—	13.653	12.298	12.763
No. of Units	—	—	—	—	—	—	—	6,080	6,082	6,084
Disciplined Value International Trust (formerly International Value Trust) - Series I Shares (units first credited 05-01-1999)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	18.722	22.347	19.345	17.478	19.227	22.286	15.585	13.239	15.406	14.468
Value at End of Year	20.738	18.722	22.347	19.345	17.478	19.227	22.286	15.585	13.239	15.406
Ven 22, 20 No. of Units	1,390,046	1,575,079	1,732,405	1,995,670	1,699,482	1,914,785	2,139,953	2,473,384	2,915,359	3,469,348
Ven 24 No. of Units	41,170	42,900	48,532	52,490	41,935	52,949	61,608	69,461	82,705	103,306
Ven 22, 20 Contracts with GEM
Value at Start of Year	19.119	22.867	19.835	17.957	19.793	22.988	18.517	15.762	18.378	17.293
Value at End of Year	21.136	19.119	22.867	19.835	17.957	19.793	22.988	18.517	15.762	18.378
No. of Units	12,132	12,740	14,194	15,299	11,440	13,443	13,418	14,941	16,844	24,696
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	17.587	21.066	18.300	16.592	18.316	21.305	17.186	14.652	17.109	16.123
Value at End of Year	19.413	17.587	21.066	18.300	16.592	18.316	21.305	17.186	14.652	17.109
No. of Units	28,275	37,910	53,799	59,432	53,108	57,022	62,184	73,552	79,074	98,522

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	18.722	22.347	19.345	17.478	19.227	22.286	17.915	15.219	17.710	16.632
Value at End of Year	20.738	18.722	22.347	19.345	17.478	19.227	22.286	17.915	15.219	17.710
Ven 7, 8 No. of Units	272,993	307,965	344,858	380,704	356,427	410,604	468,968	534,355	628,728	721,606
Ven 9 No. of Units	99,249	106,884	123,411	139,454	124,693	131,975	147,898	159,409	180,182	217,338
Ven 3 Contracts with no Optional Riders
Value at Start of Year	18.722	22.347	19.345	17.478	19.227	22.286	17.915	15.219	17.710	16.632
Value at End of Year	20.738	18.722	22.347	19.345	17.478	19.227	22.286	17.915	15.219	17.710
No. of Units	22,888	24,241	24,822	37,402	32,353	37,574	37,515	43,734	50,329	59,298
Disciplined Value International Trust (formerly International Value Trust) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	12.211	13.419	15.541	12.487	10.609	12.333	11.577
Value at End of Year	—	—	—	—	12.211	13.419	15.541	12.487	10.609	12.333
Venture No. of Units	—	—	—	—	24,535	78,598	197,384	241,832	286,300	310,213
NY Venture No. of Units	—	—	—	—	2,975	173	10,157	14,746	21,755	19,347
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.724	16.342	14.122	12.742	13.982	16.168	12.971	—	—	—
Value at End of Year	15.236	13.724	16.342	14.122	12.742	13.982	16.168	—	—	—
Venture No. of Units	100,127	114,948	129,787	150,135	129,206	119,273	39,498	—	—	—
NY Venture No. of Units	2,568	3,861	5,661	7,055	8,587	9,691	4,421	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	20.822	24.894	21.599	19.567	21.556	25.026	20.159	17.170	20.011	18.831
Value at End of Year	23.024	20.822	24.894	21.599	19.567	21.556	25.026	20.159	17.170	20.011
Ven 22, 20 No. of Units	429,482	454,973	544,887	625,881	606,025	690,357	837,176	985,770	1,165,501	1,324,945
Ven 24 No. of Units	97,965	102,923	119,687	125,209	112,661	111,929	140,218	183,990	219,005	257,472
Ven 22, 20 Contracts with GEM
Value at Start of Year	20.140	24.128	20.975	19.040	21.018	24.450	19.734	16.842	19.668	18.545
Value at End of Year	22.225	20.140	24.128	20.975	19.040	21.018	24.450	19.734	16.842	19.668
No. of Units	18,994	26,656	27,106	33,151	28,499	39,035	50,040	55,244	59,426	62,784
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	15.129	12.199	10.400	12.133	11.429
Value at End of Year	—	—	—	—	—	—	15.129	12.199	10.400	12.133
No. of Units	—	—	—	—	—	—	6,420	14,692	13,958	16,754
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.765	15.254	13.228	11.977	13.188	15.304	12.321	—	—	—
Value at End of Year	14.122	12.765	15.254	13.228	11.977	13.188	15.304	—	—	—
No. of Units	5,553	5,525	5,475	6,034	14,246	8,447	6,869	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	19.644	23.568	20.520	18.654	20.623	24.027	19.422	16.600	19.415	18.333
Value at End of Year	21.644	19.644	23.568	20.520	18.654	20.623	24.027	19.422	16.600	19.415
No. of Units	40,465	43,008	48,271	55,119	55,509	65,456	76,395	96,652	111,312	135,565
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	11.977	13.188	15.304	12.321	10.489	12.219	11.492
Value at End of Year	—	—	—	—	11.977	13.188	15.304	12.321	10.489	12.219
Venture No. of Units	—	—	—	—	20,196	91,550	158,266	175,518	202,529	209,090
NY Venture No. of Units	—	—	—	—	25	5,129	8,731	11,431	11,392	10,997
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.558	16.177	14.008	12.664	13.924	16.133	12.970	—	—	—
Value at End of Year	15.022	13.558	16.177	14.008	12.664	13.924	16.133	—	—	—
Venture No. of Units	118,019	123,137	124,421	134,554	109,096	65,495	22,446	—	—	—
NY Venture No. of Units	5,719	5,462	5,916	6,058	5,536	4,127	396	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	24.167	19.525	16.680	19.499	18.404
Value at End of Year	—	—	—	—	—	—	24.167	19.525	16.680	19.499
NY Venture No. of Units	—	—	—	—	—	—	1,291	1,438	1,474	1,414
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	20.309	24.317	21.130	19.170	21.151	24.593	19.840	—	—	—
Value at End of Year	22.422	20.309	24.317	21.130	19.170	21.151	24.593	—	—	—
NY Venture No. of Units	2,737	2,562	2,470	2,678	1,546	1,505	110	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Emerging Markets Value Trust - Series I Shares (units first credited 10-27-2017)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	11.023	12.968	12.500	—	—	—	—	—	—	—
Value at End of Year	12.034	11.023	12.968	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	517,193	570,388	621,930	—	—	—	—	—	—	—
Ven 24 No. of Units	1,657	2,375	4,778	—	—	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	10.997	12.963	12.500	—	—	—	—	—	—	—
Value at End of Year	11.981	10.997	12.963	—	—	—	—	—	—	—
No. of Units	4,486	10,121	10,142	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	10.978	12.960	12.500	—	—	—	—	—	—	—
Value at End of Year	11.942	10.978	12.960	—	—	—	—	—	—	—
No. of Units	4,809	5,177	4,861	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	11.023	12.968	12.500	—	—	—	—	—	—	—
Value at End of Year	12.034	11.023	12.968	—	—	—	—	—	—	—
Ven 7, 8 No. of Units	51,654	52,420	57,738	—	—	—	—	—	—	—
Ven 9 No. of Units	16,364	16,977	17,610	—	—	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	11.023	12.968	12.500	—	—	—	—	—	—	—
Value at End of Year	12.034	11.023	12.968	—	—	—	—	—	—	—
No. of Units	646	686	3,047	—	—	—	—	—	—	—
Emerging Markets Value Trust - Series II Shares (units first credited 10-27-2017)
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	11.075	12.977	12.500	—	—	—	—	—	—	—
Value at End of Year	12.139	11.075	12.977	—	—	—	—	—	—	—
Venture No. of Units	280,906	291,745	337,430	—	—	—	—	—	—	—
NY Venture No. of Units	17,157	20,032	23,820	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	11.023	12.968	12.500	—	—	—	—	—	—	—
Value at End of Year	12.034	11.023	12.968	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	214,333	258,055	298,183	—	—	—	—	—	—	—
Ven 24 No. of Units	196,326	220,189	262,989	—	—	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	10.997	12.963	12.500	—	—	—	—	—	—	—
Value at End of Year	11.981	10.997	12.963	—	—	—	—	—	—	—
No. of Units	8,166	8,565	21,654	—	—	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	11.030	12.969	12.500	—	—	—	—	—	—	—
Value at End of Year	12.047	11.030	12.969	—	—	—	—	—	—	—
No. of Units	6,638	6,913	8,894	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	10.978	12.960	12.500	—	—	—	—	—	—	—
Value at End of Year	11.942	10.978	12.960	—	—	—	—	—	—	—
No. of Units	1,942	2,251	2,263	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	11.049	12.972	—	—	—	—	—	—	—	—
Value at End of Year	12.086	11.049	12.972	—	—	—	—	—	—	—
Venture No. of Units	119,531	238,493	253,369	—	—	—	—	—	—	—
NY Venture No. of Units	7,740	8,058	8,628	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	11.004	12.964	12.500	—	—	—	—	—	—	—
Value at End of Year	11.995	11.004	12.964	—	—	—	—	—	—	—
NY Venture No. of Units	2,773	5,454	5,867	—	—	—	—	—	—	—
Equity Income Trust - Series I Shares (units first credited 11-02-1992)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	55.516	62.268	54.298	46.224	50.267	47.432	36.988	31.962	32.677	28.785
Value at End of Year	69.165	55.516	62.268	54.298	46.224	50.267	47.432	36.988	31.962	32.677
Ven 22, 20 No. of Units	1,277,694	1,368,858	1,550,586	1,767,434	1,969,234	2,239,695	2,586,878	2,929,864	3,364,438	3,673,893
Ven 24 No. of Units	29,004	31,964	35,150	40,725	45,883	56,661	67,944	75,236	83,236	97,405

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 22, 20 Contracts with GEM
Value at Start of Year	26.703	30.011	26.222	22.367	24.373	23.044	18.006	15.591	15.971	14.097
Value at End of Year	33.202	26.703	30.011	26.222	22.367	24.373	23.044	18.006	15.591	15.971
No. of Units	33,375	28,834	27,755	32,717	39,726	50,514	62,943	69,437	77,113	83,225
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	29.676	33.403	29.229	24.970	27.249	25.803	20.192	17.510	17.964	15.880
Value at End of Year	36.843	29.676	33.403	29.229	24.970	27.249	25.803	20.192	17.510	17.964
No. of Units	80,180	72,862	98,291	104,908	117,301	135,340	151,789	172,721	229,660	249,319
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	55.516	62.268	54.298	46.224	50.267	47.432	36.988	31.962	32.677	28.785
Value at End of Year	69.165	55.516	62.268	54.298	46.224	50.267	47.432	36.988	31.962	32.677
Ven 7, 8 No. of Units	444,950	510,791	591,570	673,589	762,068	875,018	1,023,159	1,173,005	1,370,825	1,548,908
Ven 9 No. of Units	228,321	268,423	291,778	327,855	368,467	402,125	437,693	483,278	551,755	641,636
Ven 3 Contracts with no Optional Riders
Value at Start of Year	55.516	62.268	54.298	46.224	50.267	47.432	36.988	31.962	32.677	28.785
Value at End of Year	69.165	55.516	62.268	54.298	46.224	50.267	47.432	36.988	31.962	32.677
No. of Units	24,798	27,415	30,854	34,558	39,876	54,591	56,631	60,253	72,004	75,395
Equity Income Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	20.831	17.721	19.258	18.167	14.164	12.228	12.495	11.000
Value at End of Year	—	—	—	20.831	17.721	19.258	18.167	14.164	12.228	12.495
Venture No. of Units	—	—	—	18	79,299	186,657	405,693	473,814	503,371	524,443
NY Venture No. of Units	—	—	—	—	1,728	11,466	37,936	46,301	42,286	44,872
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	19.277	21.576	18.786	15.957	17.315	16.309	12.696	—	—	—
Value at End of Year	24.080	19.277	21.576	18.786	15.957	17.315	16.309	—	—	—
Venture No. of Units	246,853	255,859	294,961	321,430	305,411	255,345	80,514	—	—	—
NY Venture No. of Units	22,924	21,326	22,375	25,896	26,809	24,485	8,884	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	26.217	29.462	25.755	21.964	23.929	22.629	17.687	15.308	15.682	13.839
Value at End of Year	32.619	26.217	29.462	25.755	21.964	23.929	22.629	17.687	15.308	15.682
Ven 22, 20 No. of Units	883,912	846,213	966,815	1,087,522	1,208,171	1,279,877	1,572,323	1,847,133	2,160,311	2,933,224
Ven 24 No. of Units	209,747	196,410	244,447	282,274	323,207	366,347	432,553	566,834	656,036	622,046
Ven 22, 20 Contracts with GEM
Value at Start of Year	25.358	28.555	25.011	21.373	23.331	22.108	17.314	15.015	15.413	13.629
Value at End of Year	31.487	25.358	28.555	25.011	21.373	23.331	22.108	17.314	15.015	15.413
No. of Units	126,483	137,207	139,399	149,128	154,917	163,538	174,511	184,354	211,292	181,156
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	17.685	13.836	11.987	12.293	10.859
Value at End of Year	—	—	—	—	—	—	17.685	13.836	11.987	12.293
No. of Units	—	—	—	—	—	—	17,516	20,744	23,525	43,907
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	20.778	23.339	20.391	17.381	18.927	17.890	13.976	—	—	—
Value at End of Year	25.865	20.778	23.339	20.391	17.381	18.927	17.890	—	—	—
No. of Units	7,365	7,982	8,473	14,318	15,207	18,176	3,716	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	24.733	27.893	24.468	20.940	22.893	21.725	17.040	14.800	15.215	13.474
Value at End of Year	30.665	24.733	27.893	24.468	20.940	22.893	21.725	17.040	14.800	15.215
No. of Units	139,549	140,238	154,968	176,763	173,011	195,919	229,850	276,761	326,867	320,547
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	17.381	18.927	17.890	13.976	12.090	12.379	10.919
Value at End of Year	—	—	—	—	17.381	18.927	17.890	13.976	12.090	12.379
Venture No. of Units	—	—	—	—	30,267	139,452	226,372	260,721	277,148	265,806
NY Venture No. of Units	—	—	—	—	33,013	36,502	35,242	41,444	44,811	46,382
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	19.044	21.359	18.634	15.859	17.243	16.274	12.695	—	—	—
Value at End of Year	23.742	19.044	21.359	18.634	15.859	17.243	16.274	—	—	—
Venture No. of Units	156,505	163,902	170,325	191,080	163,304	97,931	49,468	—	—	—
NY Venture No. of Units	12,674	16,345	17,439	38,914	19,635	9,986	1,558	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	21.852	17.131	14.871	15.281	13.526
Value at End of Year	—	—	—	—	—	—	21.852	17.131	14.871	15.281
NY Venture No. of Units	—	—	—	—	—	—	13,998	14,209	14,502	13,912
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	25.570	28.779	25.195	21.519	23.479	22.237	17.407	—	—	—
Value at End of Year	31.766	25.570	28.779	25.195	21.519	23.479	22.237	—	—	—
NY Venture No. of Units	3,546	4,994	5,290	6,395	9,208	13,274	201	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	17.758
Value at End of Year	—	—	—	—	—	—	—	—	—	18.887
Ven 9 No. of Units	—	—	—	—	—	—	—	—	—	11,090
No. of Units	—	—	—	—	—	—	—	—	—	80,786
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.500
Value at End of Year	—	—	—	—	—	—	—	—	—	18.887
No. of Units	—	—	—	—	—	—	—	—	—	8,632
Financial Industries Trust (formerly Financial Services Trust) - Series I Shares (units first credited 04-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	21.151	25.085	22.066	18.746	19.527	18.226	14.136	12.144	13.609	12.295
Value at End of Year	27.487	21.151	25.085	22.066	18.746	19.527	18.226	14.136	12.144	13.609
Ven 22, 20 No. of Units	173,491	212,895	245,434	271,630	265,019	280,078	328,913	363,187	395,533	538,771
Ven 24 No. of Units	2,500	2,661	5,944	8,670	5,588	5,463	6,410	5,778	8,075	11,381
Ven 22, 20 Contracts with GEM
Value at Start of Year	20.416	24.262	21.384	18.204	19.000	17.770	13.809	11.887	13.348	12.083
Value at End of Year	26.479	20.416	24.262	21.384	18.204	19.000	17.770	13.809	11.887	13.348
No. of Units	2,783	8,328	10,352	10,117	10,949	11,612	13,669	14,407	15,095	17,555
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	19.881	23.663	20.887	17.807	18.614	17.435	13.569	11.699	13.156	11.927
Value at End of Year	25.747	19.881	23.663	20.887	17.807	18.614	17.435	13.569	11.699	13.156
No. of Units	13,698	13,464	8,686	10,490	12,422	13,425	14,690	16,876	20,028	30,832
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	21.151	25.085	22.066	18.746	19.527	18.226	14.136	12.144	13.609	12.295
Value at End of Year	27.487	21.151	25.085	22.066	18.746	19.527	18.226	14.136	12.144	13.609
Ven 7, 8 No. of Units	14,666	15,759	16,941	21,199	18,270	19,315	22,757	21,644	29,153	36,784
Ven 9 No. of Units	8,445	9,493	10,022	8,752	8,080	8,066	10,086	9,493	13,564	19,540
Ven 3 Contracts with no Optional Riders
Value at Start of Year	21.151	25.085	22.066	18.746	19.527	18.226	14.136	12.144	13.609	12.295
Value at End of Year	27.487	21.151	25.085	22.066	18.746	19.527	18.226	14.136	12.144	13.609
No. of Units	2,456	2,343	2,948	27,886	1,749	2,011	2,021	2,929	2,936	3,728
Financial Industries Trust (formerly Financial Services Trust) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	15.436	16.078	15.001	11.629	9.985	11.181	10.098
Value at End of Year	—	—	—	—	15.436	16.078	15.001	11.629	9.985	11.181
Venture No. of Units	—	—	—	—	28,389	41,548	77,603	82,663	85,227	102,913
NY Venture No. of Units	—	—	—	—	3,292	4,696	7,074	10,842	18,925	17,738
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	19.314	22.850	20.066	17.002	17.682	16.473	12.751	—	—	—
Value at End of Year	25.148	19.314	22.850	20.066	17.002	17.682	16.473	—	—	—
Venture No. of Units	19,217	25,000	28,899	40,322	24,185	16,250	7,878	—	—	—
NY Venture No. of Units	2,337	2,485	2,617	8,791	6,606	706	4,856	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	22.504	26.732	23.568	20.049	20.936	19.582	15.219	13.100	14.706	13.315
Value at End of Year	29.184	22.504	26.732	23.568	20.049	20.936	19.582	15.219	13.100	14.706
Ven 22, 20 No. of Units	133,977	136,770	169,253	219,587	230,703	248,346	308,362	336,654	377,901	463,837
Ven 24 No. of Units	41,255	44,076	46,739	61,261	53,690	46,663	59,134	76,247	75,061	92,831
Ven 22, 20 Contracts with GEM
Value at Start of Year	21.767	25.909	22.888	19.510	20.413	19.131	14.898	12.850	14.453	13.113
Value at End of Year	28.172	21.767	25.909	22.888	19.510	20.413	19.131	14.898	12.850	14.453
No. of Units	4,647	5,229	5,380	5,801	5,839	5,660	6,333	6,838	18,928	21,033

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	14.603	11.360	9.789	10.999	9.969
Value at End of Year	—	—	—	—	—	—	14.603	11.360	9.789	10.999
No. of Units	—	—	—	—	—	—	8,498	17,574	17,119	20,726
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	17.019	20.206	17.806	15.140	15.801	14.772	11.475	—	—	—
Value at End of Year	22.082	17.019	20.206	17.806	15.140	15.801	14.772	—	—	—
No. of Units	4,868	4,918	4,902	5,095	5,535	9,280	4,933	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	21.230	25.308	22.390	19.114	20.029	18.800	14.662	12.665	14.267	12.963
Value at End of Year	27.436	21.230	25.308	22.390	19.114	20.029	18.800	14.662	12.665	14.267
No. of Units	15,093	18,863	24,866	25,093	21,278	55,868	62,048	57,923	62,767	70,067
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	15.140	15.801	14.772	11.475	9.872	11.077	10.024
Value at End of Year	—	—	—	—	15.140	15.801	14.772	11.475	9.872	11.077
Venture No. of Units	—	—	—	—	14,277	23,271	44,791	60,058	73,243	79,742
NY Venture No. of Units	—	—	—	—	30	2,384	4,505	5,139	5,146	5,122
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	19.081	22.620	19.903	16.898	17.609	16.438	12.750	—	—	—
Value at End of Year	24.794	19.081	22.620	19.903	16.898	17.609	16.438	—	—	—
Venture No. of Units	22,683	24,448	26,268	27,501	22,903	16,437	6,215	—	—	—
NY Venture No. of Units	4,757	4,774	4,184	4,170	4,337	2,223	553	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	18.910	14.740	12.727	14.329	13.013
Value at End of Year	—	—	—	—	—	—	18.910	14.740	12.727	14.329
NY Venture No. of Units	—	—	—	—	—	—	4,071	4,541	4,611	4,315
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	21.949	26.112	23.056	19.643	20.542	19.243	14.977	—	—	—
Value at End of Year	28.422	21.949	26.112	23.056	19.643	20.542	19.243	—	—	—
NY Venture No. of Units	2,110	2,226	2,264	2,804	3,928	4,171	266	—	—	—
Franklin Templeton Founding Allocation Trust (merged into Lifestyle Growth PS Series eff 10-21-2016) - Series II Shares (units first credited 05-01-2007)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	14.007	15.072	14.829	12.071	10.525	10.831	9.921
Value at End of Year	—	—	—	—	14.007	15.072	14.829	12.071	10.525	10.831
Venture No. of Units	—	—	—	—	132,117	10,493,255	22,526,976	24,464,140	26,358,343	28,523,667
NY Venture No. of Units	—	—	—	—	9,212	400,015	1,193,513	1,285,862	1,375,457	1,475,970
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	—	14.823	15.926	15.646	12.717	—	—	—
Value at End of Year	—	—	—	—	14.823	15.926	15.646	—	—	—
Venture No. of Units	—	—	—		16,926,277	9,533,362	310,282	—	—	—
NY Venture No. of Units	—	—	—	—	888,582	666,448	5,197	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	13.707	14.785	14.584	11.901	10.402	10.732	9.854
Value at End of Year	—	—	—	—	13.707	14.785	14.584	11.901	10.402	10.732
Ven 22, 20 No. of Units	—	—	—	—	494,994	610,635	735,033	889,723	1,101,246	1,355,049
Ven 24 No. of Units	—	—	—		21,312	21,069	37,172	41,363	57,006	73,967
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	13.471	14.560	14.391	11.767	10.306	10.653	9.802
Value at End of Year	—	—	—	—	13.471	14.560	14.391	11.767	10.306	10.653
No. of Units	—	—	—	—	16,149	12,040	6,408	6,724	36,031	38,725
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	14.672	14.487	11.833	10.354	10.693	9.828
Value at End of Year	—	—	—	—	—	14.672	14.487	11.833	10.354	10.693
No. of Units	—	—	—	—	—	4,662	338,332	405,602	440,636	473,271
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	—	13.766	14.842	14.633	11.935	—	—	—
Value at End of Year	—	—	—	—	13.766	14.842	14.633	—	—	—
No. of Units	—	—	—		318,904	328,217	40,648	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	13.297	14.394	14.247	11.667	10.234	10.595	9.763
Value at End of Year	—	—	—	—	13.297	14.394	14.247	11.667	10.234	10.595
No. of Units	—	—	—	—	58,104	74,578	79,735	89,787	92,674	119,925
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	13.766	14.842	14.633	11.935	10.427	10.752	9.868
Value at End of Year	—	—	—	—	13.766	14.842	14.633	11.935	10.427	10.752
Venture No. of Units	—	—	—	—	80,966	3,597,440	8,304,365	9,111,713	9,868,714	10,809,436
NY Venture No. of Units	—	—	—	—	7,833	499,408	905,774	951,454	1,017,083	1,090,208
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	—	14.733	15.860	15.613	12.715	—	—	—
Value at End of Year	—	—	—	—	14.733	15.860	15.613	—	—	—
Venture No. of Units	—	—	—	—	6,054,263	3,731,119	127,520	—	—	—
NY Venture No. of Units	—	—	—		645,450	318,726	1,763	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	14.295	11.700	10.258	10.614	9.776
Value at End of Year	—	—	—	—	—	14.449	14.295	11.700	10.258	10.614
NY Venture No. of Units	—	—	—	—	—	13,753	268,570	279,146	297,438	308,454
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	—	13.530	14.616	14.439	11.800	—	—	—
Value at End of Year	—	—	—	—	13.530	14.616	14.439	—	—	—
NY Venture No. of Units	—	—	—	—	209,328	240,794	1,786	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	13.707	14.785	14.584	11.901	10.402	10.732	9.854
Value at End of Year	—	—	—	—	13.707	14.785	14.584	11.901	10.402	10.732
Ven 9 No. of Units	—	—	—	—	1,780	2,623	4,957	4,947	16,871	21,240
No. of Units	—	—	—	—	24,155	22,081	25,224	27,628	28,532	34,758
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	13.707	14.785	14.584	11.901	10.402	10.732	9.854
Value at End of Year	—	—	—	—	13.707	14.785	14.584	11.901	10.402	10.732
No. of Units	—	—	—	—	2,117	2,828	3,375	3,573	3,576	3,758
Fundamental All Cap Core Trust (formerly Optimized All Cap Trust) - Series II Shares (units first credited 05-05-2003)
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.246	16.605	12.500	—	—	—	—	—	—	—
Value at End of Year	19.207	14.246	16.605	—	—	—	—	—	—	—
Venture No. of Units	34,440	32,414	37,064	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	35.479	41.522	33.043	30.993	30.269	28.019	20.962	17.240	17.892	15.219
Value at End of Year	47.646	35.479	41.522	33.043	30.993	30.269	28.019	20.962	17.240	17.892
Ven 22, 20 No. of Units	46,698	39,080	38,698	47,177	70,264	73,908	79,373	100,487	44,303	44,048
Ven 24 No. of Units	3,499	3,683	3,828	4,041	10,413	7,484	12,874	12,695	12,988	13,141
Ven 22, 20 Contracts with GEM
Value at Start of Year	34.385	40.323	32.152	30.218	29.571	27.427	20.561	15.018	—	15.018
Value at End of Year	46.084	34.385	40.323	32.152	30.218	29.571	27.427	20.561	—	15.018
No. of Units	3,816	5,661	6,480	10,400	11,663	9,702	1,753	631	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	33.586	39.445	31.499	29.649	29.058	26.992	20.265	16.726	17.419	14.869
Value at End of Year	44.945	33.586	39.445	31.499	29.649	29.058	26.992	20.265	16.726	17.419
No. of Units	3,734	4,369	3,701	7,103	3,904	11,006	10,121	6,726	2,776	1,611
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	35.479	41.522	33.043	30.993	30.269	28.019	20.962	17.240	17.892	15.219
Value at End of Year	47.646	35.479	41.522	33.043	30.993	30.269	28.019	20.962	17.240	17.892
Ven 9 No. of Units	3,883	2,969	3,170	2,971	3,081	3,299	3,300	3,431	1,261	1,248
No. of Units	6,983	8,835	8,461	8,868	12,562	10,409	13,713	5,909	2,902	992
Ven 3 Contracts with no Optional Riders
Value at Start of Year	35.479	41.522	33.043	30.993	30.269	28.019	17.240	—	17.892	15.219
Value at End of Year	47.646	35.479	41.522	33.043	30.993	30.269	28.019	—	17.240	17.892
No. of Units	1,056	1,086	1,602	1,151	240	240	240	—	418	883

 Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Fundamental Holdings Trust (formerly American Fundamental Holdings Trust) (merged into Core Strategy Trust eff 12-06-2013) Series II Shares (units first credited 11-12-2007)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	12.705	11.428	11.701	10.741
Value at End of Year	—	—	—	—	—	—	—	12.705	11.428	11.701
Venture No. of Units	—	—	—	—	—	—	—	23,350,285	24,362,231	26,034,105
NY Venture No. of Units	—	—	—	—	—	—	—	1,106,795	1,183,644	1,233,207
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	12.543	11.310	11.609	10.684
Value at End of Year	—	—	—	—	—	—	—	12.543	11.310	11.609
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	496,559	581,867	656,129
Ven 24 No. of Units	—	—	—	—	—	—	—	26,242	29,850	30,357
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	12.415	11.217	11.537	10.639
Value at End of Year	—	—	—	—	—	—	—	12.415	11.217	11.537
No. of Units	—	—	—	—	—	—	—	1,161	1,283	1,292
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	12.479	11.264	11.573	10.661
Value at End of Year	—	—	—	—	—	—	—	12.479	11.264	11.573
No. of Units	—	—	—	—	—	—	—	6,572	8,310	9,905
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	12.319	11.148	11.483	10.605
Value at End of Year	—	—	—	—	—	—	—	12.319	11.148	11.483
No. of Units	—	—	—	—	—	—	—	33,080	44,154	47,146
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	12.575	11.334	11.628	10.696
Value at End of Year	—	—	—	—	—	—	—	12.575	11.334	11.628
Venture No. of Units	—	—	—	—	—	—	—	8,189,674	8,573,390	9,163,567
NY Venture No. of Units	—	—	—	—	—	—	—	1,590,167	1,652,141	1,702,871
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	12.351	11.171	11.501	10.616
Value at End of Year	—	—	—	—	—	—	—	12.351	11.171	11.501
NY Venture No. of Units	—	—	—	—	—	—	—	7,021	7,487	11,377
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	12.543	11.310	11.609	10.684
Value at End of Year	—	—	—	—	—	—	—	12.543	11.310	11.609
Ven 9 No. of Units	—	—	—	—	—	—	—	2,329	2,332	2,392
No. of Units	—	—	—	—	—	—	—	44,369	44,628	44,826
Fundamental Large Cap Value Trust (formerly Optimized Value Trust) - Series I Shares (units first credited 12-06-2013)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	21.731	26.564	25.405	23.384	23.980	21.985	21.403	—	—	—
Value at End of Year	32.241	21.731	26.564	25.405	23.384	23.980	21.985	—	—	—
Ven 22, 20 No. of Units	2,777,735	3,112,610	3,476,902	4,053,162	4,650,897	5,347,482	428,722	—	—	—
Ven 24 No. of Units	91,973	108,815	126,691	136,969	161,765	189,316	14,137	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	23.371	28.626	24.769	22.845	23.474	21.564	20.996	—	—	—
Value at End of Year	31.246	23.371	28.626	24.769	22.845	23.474	21.564	—	—	—
No. of Units	82,346	94,089	94,830	97,716	101,815	103,210	42,324	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	22.862	28.045	24.303	22.448	23.101	21.253	20.695	—	—	—
Value at End of Year	30.520	22.862	28.045	24.303	22.448	23.101	21.253	—	—	—
No. of Units	98,395	114,499	136,901	142,899	163,812	181,505	34,105	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	21.731	26.564	25.405	23.384	23.980	21.985	21.403	—	—	—
Value at End of Year	32.241	21.731	26.564	25.405	23.384	23.980	21.985	—	—	—
Ven 7, 8 No. of Units	1,170,399	1,349,143	1,557,692	1,760,727	2,009,258	2,348,210	95,612	—	—	—
Ven 9 No. of Units	413,476	457,434	498,286	575,037	623,062	693,578	20,619	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	24.067	29.419	25.405	23.384	23.980	21.985	21.403	—	—	—
Value at End of Year	32.241	24.067	29.419	25.405	23.384	23.980	21.985	—	—	—
No. of Units	79,370	92,879	108,574	121,449	136,436	160,818	3,438	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Fundamental Large Cap Value Trust (formerly Optimized Value Trust) - Series II Shares (units first credited 05-03-2004)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	15.414	13.303	12.239	12.543	12.500	—	—	—	—
Value at End of Year	—	—	15.414	13.303	12.239	12.543	—	—	—	—
Venture No. of Units	—	—	3,187	13,777	105,434	189,754	—	—	—	—
NY Venture No. of Units	—	—	—	—	2,120	4,676	—	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.689	15.486	13.346	12.260	12.546	12.500	—	—	—	—
Value at End of Year	17.034	12.689	15.486	13.346	12.260	12.546	—	—	—	—
Venture No. of Units	610,375	738,450	801,179	939,777	1,048,289	1,118,183	—	—	—	—
NY Venture No. of Units	34,216	41,371	42,875	46,266	57,336	68,413	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	23.815	29.181	25.249	23.287	23.255	21.977	16.870	13.772	13.742	12.320
Value at End of Year	31.841	23.815	29.181	25.249	23.287	23.255	21.977	16.870	13.772	13.742
Ven 22, 20 No. of Units	777,754	926,522	1,043,704	1,189,828	1,357,157	1,629,771	386,854	155,860	76,780	58,672
Ven 24 No. of Units	176,917	196,229	227,018	262,602	298,095	354,791	97,623	1,394	1,274	577
Ven 22, 20 Contracts with GEM
Value at Start of Year	23.126	28.394	24.617	22.749	23.420	21.556	16.580	13.560	—	12.181
Value at End of Year	30.859	23.126	28.394	24.617	22.749	23.420	21.556	16.580	—	13.560
No. of Units	73,913	82,097	83,534	89,730	91,950	110,798	13,978	3,068	—	139
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	12.536	12.500	—	—	—	—
Value at End of Year	—	—	—	—	—	12.536	—	—	—	—
No. of Units	—	—	—	—	—	85,837	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.506	15.317	13.246	12.211	12.539	12.500	—	—	—	—
Value at End of Year	16.730	12.506	15.317	13.246	12.211	12.539	—	—	—	—
No. of Units	9,420	13,766	13,456	14,598	35,693	41,119	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	22.622	27.818	24.154	22.355	23.048	21.245	16.365	13.407	13.425	12.078
Value at End of Year	30.142	22.622	27.818	24.154	22.355	23.048	21.245	16.365	13.407	13.425
No. of Units	107,245	132,113	142,215	164,147	181,542	215,803	47,355	5,588	2,061	721
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	15.317	13.246	12.211	12.539	12.500	—	—	—	—
Value at End of Year	—	—	15.317	13.246	12.211	12.539	—	—	—	—
Venture No. of Units	—	—	3,397	34,183	43,437	75,102	—	—	—	—
NY Venture No. of Units	—	—	—	—	1,908	6,908	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.584	15.389	13.289	12.232	12.542	12.500	—	—	—	—
Value at End of Year	16.860	12.584	15.389	13.289	12.232	12.542	—	—	—	—
Venture No. of Units	272,481	373,944	516,797	554,399	583,620	580,831	—	—	—	—
NY Venture No. of Units	31,245	40,803	49,806	57,501	65,372	68,276	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	23.296	28.589	24.774	22.882	23.545	12.500	—	—	—	—
Value at End of Year	31.102	23.296	28.589	24.774	22.882	23.545	—	—	—	—
NY Venture No. of Units	5,228	6,310	7,806	8,851	13,430	16,875	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	23.815	29.181	25.249	23.287	23.925	21.985	16.870	13.772	13.742	12.320
Value at End of Year	31.841	23.815	29.181	25.249	23.287	23.925	21.985	16.870	13.772	13.742
Ven 9 No. of Units	153	158	163	169	175	180	—	1,908	1,093	711
No. of Units	—	—	—	—	—	—	95,612	7,799	12,539	4,329
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	25.405	23.384	23.980	21.985	16.870	17.356	—	—
Value at End of Year	—	—	—	25.405	23.384	23.980	21.985	16.870	—	—
No. of Units	—	—	—	—	—	—	—	118	—	—
Fundamental Value Trust (merged into Fundamental Large Cap Value Trust eff 11-07-14) - Series I Shares (units first credited 04-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	20.408	15.500	13.865	14.612	13.102
Value at End of Year	—	—	—	—	—	—	20.408	15.500	13.865	14.612
Ven 22, 20 No. of Units	—	—	—	—	—	—	6,481,618	7,576,061	8,998,234	10,742,448
Ven 24 No. of Units	—	—	—	—	—	—	228,348	252,538	285,788	353,600

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	19.897	15.142	13.572	14.332	12.876
Value at End of Year	—	—	—	—	—	—	19.897	15.142	13.572	14.332
No. of Units	—	—	—	—	—	—	76,426	91,958	97,501	133,550
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	13.032	9.933	8.916	9.430	8.485
Value at End of Year	—	—	—	—	—	—	13.032	9.933	8.916	9.430
No. of Units	—	—	—	—	—	—	200,263	222,438	281,618	343,771
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	20.408	15.500	13.865	14.612	13.102
Value at End of Year	—	—	—	—	—	—	20.408	15.500	13.865	14.612
Ven 7, 8 No. of Units	—	—	—	—	—	—	2,952,399	3,374,403	3,881,408	4,552,249
Ven 9 No. of Units	—	—	—	—	—	—	862,904	958,103	1,071,565	1,269,000
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	20.408	15.500	13.865	14.612	13.102
Value at End of Year	—	—	—	—	—	—	20.408	15.500	13.865	14.612
No. of Units	—	—	—	—	—	—	198,552	228,078	258,989	293,005
Fundamental Value Trust (merged into Fundamental Large Cap Value Trust eff 11-07-14) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	17.007	12.915	11.544	12.162	10.899
Value at End of Year	—	—	—	—	—	—	17.007	12.915	11.544	12.162
Venture No. of Units	—	—	—	—	—	—	678,330	1,400,996	1,490,945	1,636,316
NY Venture No. of Units	—	—	—	—	—	—	50,074	73,197	86,130	91,931
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	—	—	—	16.814	12.750	—	—	—
Value at End of Year	—	—	—	—	—	—	16.814	—	—	—
Venture No. of Units	—	—	—	—	—	—	439,589	—	—	—
NY Venture No. of Units	—	—	—	—	—	—	11,965	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	21.966	16.724	14.986	15.827	14.219
Value at End of Year	—	—	—	—	—	—	21.966	16.724	14.986	15.827
Ven 22, 20 No. of Units	—	—	—	—	—	—	1,732,920	2,271,478	2,750,064	3,181,730
Ven 24 No. of Units	—	—	—	—	—	—	379,331	531,015	608,625	723,860
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	21.461	16.371	14.699	15.556	14.003
Value at End of Year	—	—	—	—	—	—	21.461	16.371	14.699	15.556
No. of Units	—	—	—	—	—	—	122,897	139,355	152,782	170,213
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	16.556	12.617	11.317	11.965	10.760
Value at End of Year	—	—	—	—	—	—	16.556	12.617	11.317	11.965
No. of Units	—	—	—	—	—	—	54,501	45,547	46,765	47,947
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	—	—	—	16.748	12.744	—	—	—
Value at End of Year	—	—	—	—	—	—	16.748	—	—	—
No. of Units	—	—	—	—	—	—	2,121	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	21.089	16.112	14.488	15.356	13.844
Value at End of Year	—	—	—	—	—	—	21.089	16.112	14.488	15.356
No. of Units	—	—	—	—	—	—	211,897	293,639	330,543	416,687
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	16.748	12.744	11.414	12.049	10.819
Value at End of Year	—	—	—	—	—	—	16.748	12.744	11.414	12.049
Venture No. of Units	—	—	—	—	—	—	265,240	677,972	714,290	762,183
NY Venture No. of Units	—	—	—	—	—	—	35,763	99,564	106,889	111,484
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	—	—	—	16.778	12.748	—	—	—
Value at End of Year	—	—	—	—	—	—	16.778	—	—	—
Venture No. of Units	—	—	—	—	—	—	271,720	—	—	—
NY Venture No. of Units	—	—	—	—	—	—	37,863	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	21.212	16.198	14.558	15.422	13.897
Value at End of Year	—	—	—	—	—	—	21.212	16.198	14.558	15.422
NY Venture No. of Units	—	—	—	—	—	—	17,196	27,084	42,228	45,260
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	—	—	—	21.586	16.459	—	—	—
Value at End of Year	—	—	—	—	—	—	21.586	—	—	—
NY Venture No. of Units	—	—	—	—	—	—	3,140	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	21.966	16.724	14.986	15.827	14.219
Value at End of Year	—	—	—	—	—	—	21.966	16.724	14.986	15.827
Ven 9 No. of Units	—	—	—	—	—	—	191	197	203	208
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	16.724	14.986	15.827	14.219
Value at End of Year	—	—	—	—	—	—	—	16.724	14.986	15.827
No. of Units	—	—	—	—	—	—	—	232	232	232
Global Diversification Trust (formerly American Global Diversification Trust) (merged into Core Strategy Trust eff 12-06-2013) Series II Shares (units first credited 11-12-2007)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	12.772	11.182	12.102	10.901
Value at End of Year	—	—	—	—	—	—	—	12.772	11.182	12.102
Venture No. of Units	—	—	—	—	—	—	—	16,208,079	17,606,776	18,758,982
NY Venture No. of Units	—	—	—	—	—	—	—	706,610	751,421	846,080
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	12.609	11.067	12.008	10.843
Value at End of Year	—	—	—	—	—	—	—	12.609	11.067	12.008
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	458,748	585,128	704,429
Ven 24 No. of Units	—	—	—	—	—	—	—	48,800	51,467	53,315
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	12.480	10.975	11.933	10.797
Value at End of Year	—	—	—	—	—	—	—	12.480	10.975	11.933
No. of Units	—	—	—	—	—	—	—	11,316	108,413	105,380
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	12.545	11.021	11.970	10.820
Value at End of Year	—	—	—	—	—	—	—	12.545	11.021	11.970
No. of Units	—	—	—	—	—	—	—	6,154	6,186	6,220
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	12.384	10.907	11.877	10.762
Value at End of Year	—	—	—	—	—	—	—	12.384	10.907	11.877
No. of Units	—	—	—	—	—	—	—	15,020	15,106	15,194
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	12.642	11.089	12.027	10.855
Value at End of Year	—	—	—	—	—	—	—	12.642	11.089	12.027
Venture No. of Units	—	—	—	—	—	—	—	7,838,625	8,285,203	8,660,188
NY Venture No. of Units	—	—	—	—	—	—	—	713,206	747,340	787,925
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	12.416	10.930	11.895	10.774
Value at End of Year	—	—	—	—	—	—	—	12.416	10.930	11.895
NY Venture No. of Units	—	—	—	—	—	—	—	7,928	8,528	20,182
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	12.609	11.067	12.008	10.843
Value at End of Year	—	—	—	—	—	—	—	12.609	11.067	12.008
Ven 9 No. of Units	—	—	—	—	—	—	—	1,267	1,267	1,268
No. of Units	—	—	—	—	—	—	—	8,664	10,035	14,847
Global Trust (formerly Global Equity Trust) - Series I Shares (units first credited 03-18-1988)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	36.957	43.833	37.390	34.639	37.538	39.084	30.235	25.187	27.171	25.570
Value at End of Year	42.289	36.957	43.833	37.390	34.639	37.538	39.084	30.235	25.187	27.171
Ven 22, 20 No. of Units	522,591	600,117	681,439	777,984	885,544	1,055,394	886,643	1,010,123	1,191,055	1,362,523
Ven 24 No. of Units	8,014	10,751	13,185	14,245	16,761	21,263	13,719	19,101	20,782	25,193

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 22, 20 Contracts with GEM
Value at Start of Year	16.670	19.812	16.933	15.719	17.068	17.807	13.803	11.521	12.454	11.743
Value at End of Year	19.037	16.670	19.812	16.933	15.719	17.068	17.807	13.803	11.521	12.454
No. of Units	39,209	41,272	42,934	45,974	47,155	50,788	40,954	40,419	45,373	45,739
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	17.256	20.539	17.581	16.345	17.775	18.572	14.418	12.053	13.048	12.322
Value at End of Year	19.677	17.256	20.539	17.581	16.345	17.775	18.572	14.418	12.053	13.048
No. of Units	9,618	11,489	16,470	17,505	19,379	22,886	13,622	18,184	20,545	30,888
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	36.957	43.833	37.390	34.639	37.538	39.084	30.235	25.187	27.171	25.570
Value at End of Year	42.289	36.957	43.833	37.390	34.639	37.538	39.084	30.235	25.187	27.171
Ven 7, 8 No. of Units	510,460	588,206	660,335	747,989	856,029	979,676	1,074,216	1,207,272	1,404,547	1,628,671
Ven 9 No. of Units	117,414	132,109	140,435	157,640	169,459	186,229	206,389	232,000	266,358	301,393
Ven 3 Contracts with no Optional Riders
Value at Start of Year	36.957	43.833	37.390	34.639	37.538	39.084	30.235	25.187	27.171	25.570
Value at End of Year	42.289	36.957	43.833	37.390	34.639	37.538	39.084	30.235	25.187	27.171
No. of Units	30,927	37,923	40,220	49,473	53,588	60,737	59,667	69,168	88,589	103,079
Global Trust (formerly Global Equity Trust) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	14.488	12.354	11.440	12.392	12.500	—	—	—	—
Value at End of Year	—	—	14.488	12.354	11.440	12.392	—	—	—	—
Venture No. of Units	—	—	5,470	5,241	24,682	72,110	—	—	—	—
NY Venture No. of Units	—	—	—	—	4,584	11,893	—	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.300	14.557	12.394	11.460	12.394	12.500	—	—	—	—
Value at End of Year	14.105	12.300	14.557	12.394	11.460	12.394	—	—	—	—
Venture No. of Units	75,666	97,709	102,907	95,422	104,360	93,891	—	—	—	—
NY Venture No. of Units	5,045	5,313	5,703	9,528	10,864	8,886	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	20.576	24.450	20.900	19.402	21.069	21.982	17.039	14.222	15.378	14.500
Value at End of Year	23.502	20.576	24.450	20.900	19.402	21.069	21.982	17.039	14.222	15.378
Ven 22, 20 No. of Units	225,348	246,020	304,864	330,640	386,517	466,557	196,800	221,585	260,244	278,901
Ven 24 No. of Units	85,742	98,538	108,552	114,408	127,428	143,813	70,341	84,052	102,301	111,766
Ven 22, 20 Contracts with GEM
Value at Start of Year	19.902	23.697	20.297	18.880	20.543	21.476	16.680	13.950	15.115	14.280
Value at End of Year	22.687	19.902	23.697	20.297	18.880	20.543	21.476	16.680	13.950	15.115
No. of Units	13,937	17,506	19,330	23,256	24,651	17,870	10,359	13,272	17,534	19,654
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.122	14.397	12.301	11.414	12.388	12.500	—	—	—	—
Value at End of Year	13.853	12.122	14.397	12.301	11.414	12.388	—	—	—	—
No. of Units	7,177	7,270	7,084	11,541	11,707	15,487	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	19.411	23.147	19.856	18.497	20.157	21.105	16.415	13.750	14.920	14.117
Value at End of Year	22.094	19.411	23.147	19.856	18.497	20.157	21.105	16.415	13.750	14.920
No. of Units	17,721	19,533	22,056	23,062	31,900	67,331	47,549	25,940	32,156	28,031
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	14.397	12.301	11.414	10.272	12.500	—	—	—	—
Value at End of Year	—	—	14.397	12.301	11.414	10.272	—	—	—	—
Venture No. of Units	—	—	3,408	3,409	23,823	72,151	—	—	—	—
NY Venture No. of Units	—	—	—	—	6,949	9,512	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.198	14.465	12.341	11.433	12.391	12.500	—	—	—	—
Value at End of Year	13.961	12.198	14.465	12.341	11.433	12.391	—	—	—	—
Venture No. of Units	53,724	54,134	56,479	79,994	58,871	32,867	—	—	—	—
NY Venture No. of Units	6,129	6,058	7,437	14,263	7,409	6,108	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	20.068	23.883	20.446	19.009	20.673	12.500	—	—	—	—
Value at End of Year	22.888	20.068	23.883	20.446	19.009	20.673	—	—	—	—
NY Venture No. of Units	2,181	2,461	3,200	3,846	4,859	6,866	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	20.576	24.450	20.900	19.402	21.069	21.982	17.039	14.222	15.378	14.500
Value at End of Year	23.502	20.576	24.450	20.900	19.402	21.069	21.982	17.039	14.222	15.378
Ven 9 No. of Units	178	184	191	197	204	210	217	223	230	236
Health Sciences Trust - Series I Shares (units first credited 04-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	69.747	70.254	55.873	63.359	57.014	43.858	29.440	22.627	20.752	18.189
Value at End of Year	88.502	69.747	70.254	55.873	63.359	57.014	43.858	29.440	22.627	20.752
Ven 22, 20 No. of Units	265,476	309,223	329,356	422,388	507,881	554,451	630,305	658,383	726,671	816,174
Ven 24 No. of Units	9,732	9,462	11,233	12,048	15,115	17,960	21,348	18,926	16,651	19,428
Ven 22, 20 Contracts with GEM
Value at Start of Year	67.324	67.950	54.148	61.526	55.476	42.760	28.760	22.149	20.355	17.876
Value at End of Year	85.256	67.324	67.950	54.148	61.526	55.476	42.760	28.760	22.149	20.355
No. of Units	12,566	13,062	15,835	17,010	19,186	19,005	22,942	24,073	31,034	34,132
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	65.561	66.271	52.889	60.186	54.349	41.955	28.260	21.797	20.061	17.645
Value at End of Year	82.900	65.561	66.271	52.889	60.186	54.349	41.955	28.260	21.797	20.061
No. of Units	15,378	19,430	28,007	29,599	32,594	33,425	35,530	40,757	51,271	64,919
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	69.747	70.254	55.873	63.359	57.014	43.858	29.440	22.627	20.752	18.189
Value at End of Year	88.502	69.747	70.254	55.873	63.359	57.014	43.858	29.440	22.627	20.752
Ven 7, 8 No. of Units	65,125	77,168	83,211	92,884	113,910	108,832	103,497	98,207	103,246	95,540
Ven 9 No. of Units	10,472	11,186	12,409	14,314	19,000	21,402	22,033	19,229	14,950	12,599
Ven 3 Contracts with no Optional Riders
Value at Start of Year	69.747	70.254	55.873	63.359	57.014	43.858	29.440	22.627	20.752	18.189
Value at End of Year	88.502	69.747	70.254	55.873	63.359	57.014	43.858	29.440	22.627	20.752
No. of Units	8,453	7,450	6,829	11,332	20,429	18,949	17,220	16,534	17,440	15,511
Health Sciences Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	48.866	43.941	33.790	22.669	17.419	15.961	13.983
Value at End of Year	—	—	—	—	48.866	43.941	33.790	22.669	17.419	15.961
Venture No. of Units	—	—	—	—	25,686	39,088	61,671	76,852	74,524	82,392
NY Venture No. of Units	—	—	—	—	2,908	7,649	8,050	10,966	8,204	7,738
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	30.137	30.284	24.036	27.209	24.430	18.758	12.565	—	—	—
Value at End of Year	38.310	30.137	30.284	24.036	27.209	24.430	18.758	—	—	—
Venture No. of Units	49,975	59,312	71,917	91,143	81,145	57,954	22,178	—	—	—
NY Venture No. of Units	4,774	5,531	5,641	10,342	10,521	3,133	895	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	74.651	75.317	60.017	68.212	61.490	47.403	31.881	24.559	22.560	19.813
Value at End of Year	94.516	74.651	75.317	60.017	68.212	61.490	47.403	31.881	24.559	22.560
Ven 22, 20 No. of Units	166,999	187,225	210,940	233,256	285,636	342,431	397,394	469,890	492,506	571,072
Ven 24 No. of Units	49,399	62,734	72,609	83,711	99,246	91,974	91,202	135,056	106,812	124,202
Ven 22, 20 Contracts with GEM
Value at Start of Year	72.207	72.998	58.285	66.376	59.955	46.312	31.209	24.090	22.173	19.513
Value at End of Year	91.239	72.207	72.998	58.285	66.376	59.955	46.312	31.209	24.090	22.173
No. of Units	11,411	12,110	12,642	16,140	16,717	19,601	20,239	24,002	29,605	35,686
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	42.628	32.895	22.145	17.077	15.702	13.804
Value at End of Year	—	—	—	—	—	42.628	32.895	22.145	17.077	15.702
No. of Units	—	—	—	—	—	333	10,780	13,729	13,486	14,967
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	52.534	52.976	42.193	47.930	43.186	33.276	22.368	—	—	—
Value at End of Year	66.547	52.534	52.976	42.193	47.930	43.186	33.276	—	—	—
No. of Units	2,403	2,605	2,530	2,709	4,014	8,463	2,837	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	70.426	71.305	57.018	65.031	58.829	45.510	30.715	23.744	21.888	19.290
Value at End of Year	88.855	70.426	71.305	57.018	65.031	58.829	45.510	30.715	23.744	21.888
No. of Units	18,041	20,575	22,889	26,577	44,715	45,982	57,409	39,564	40,170	49,312

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	47.930	43.186	33.276	22.368	17.222	15.812	13.880
Value at End of Year	—	—	—	—	47.930	43.186	33.276	22.368	17.222	15.812
Venture No. of Units	—	—	—	—	8,004	32,492	52,207	77,745	71,097	106,979
NY Venture No. of Units	—	—	—	—	377	829	4,256	8,043	8,203	8,152
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	29.773	29.979	23.841	27.042	24.329	18.718	12.564	—	—	—
Value at End of Year	37.772	29.773	29.979	23.841	27.042	24.329	18.718	—	—	—
Venture No. of Units	36,343	34,385	55,675	62,902	66,068	63,250	33,900	—	—	—
NY Venture No. of Units	5,632	5,668	6,277	6,385	5,340	5,487	239	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	45.776	30.879	23.859	21.982	19.364
Value at End of Year	—	—	—	—	—	—	45.776	30.879	23.859	21.982
NY Venture No. of Units	—	—	—	—	—	—	3,866	4,932	4,855	5,527
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	72.810	73.571	58.713	66.830	60.335	46.583	31.376	—	—	—
Value at End of Year	92.047	72.810	73.571	58.713	66.830	60.335	46.583	—	—	—
NY Venture No. of Units	2,179	2,192	2,304	2,517	3,834	4,180	38	—	—	—
High Income Trust (merged into High Yield Trust eff 05-02-2011) - Series II Shares (units first credited 05-01-2007)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	—	—	—	11.602
Value at End of Year	—	—	—	—	—	—	—	—	—	12.763
Venture No. of Units	—	—	—	—	—	—	—	—	—	73,206
NY Venture No. of Units	—	—	—	—	—	—	—	—	—	3,949
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	11.525
Value at End of Year	—	—	—	—	—	—	—	—	—	12.647
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	—	220,867
Ven 24 No. of Units	—	—	—	—	—	—	—	—	—	36,933
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	—	—	11.464
Value at End of Year	—	—	—	—	—	—	—	—	—	12.554
No. of Units	—	—	—	—	—	—	—	—	—	5,478
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	—	—	—	11.494
Value at End of Year	—	—	—	—	—	—	—	—	—	12.600
No. of Units	—	—	—	—	—	—	—	—	—	7,066
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	—	11.418
Value at End of Year	—	—	—	—	—	—	—	—	—	12.485
No. of Units	—	—	—	—	—	—	—	—	—	14,472
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	—	—	—	11.540
Value at End of Year	—	—	—	—	—	—	—	—	—	12.670
Venture No. of Units	—	—	—	—	—	—	—	—	—	7,563
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	—	—	—	11.513
Value at End of Year	—	—	—	—	—	—	—	—	—	12.508
NY Venture No. of Units	—	—	—	—	—	—	—	—	—	510
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	11.525
Value at End of Year	—	—	—	—	—	—	—	—	—	12.647
Ven 9 No. of Units	—	—	—	—	—	—	—	—	—	4,990
No. of Units	—	—	—	—	—	—	—	—	—	26,596
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	11.525
Value at End of Year	—	—	—	—	—	—	—	—	—	12.647
No. of Units	—	—	—	—	—	—	—	—	—	432

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
High Yield Trust - Series I Shares (units first credited 01-01-1997)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	18.753	12.500	—	—
Value at End of Year	—	—	—	—	—	—	—	18.753	—	—
Venture No. of Units	—	—	—	—	—	—	—	68	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	26.589	27.803	26.227	22.876	25.303	25.631	23.951	20.413	20.516	18.284
Value at End of Year	30.326	26.589	27.803	26.227	22.876	25.303	25.631	23.951	20.413	20.516
Ven 22, 20 No. of Units	403,134	424,527	501,907	588,691	630,586	704,463	888,989	921,681	1,015,304	1,207,185
Ven 24 No. of Units	5,862	4,564	5,509	7,529	8,112	10,470	9,958	13,083	17,110	26,421
Ven 22, 20 Contracts with GEM
Value at Start of Year	22.373	23.441	22.157	19.364	21.462	21.784	20.396	17.418	17.541	15.665
Value at End of Year	25.466	22.373	23.441	22.157	19.364	21.462	21.784	20.396	17.418	17.541
No. of Units	7,261	7,387	9,283	9,457	9,040	10,205	11,334	7,868	6,912	15,094
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	21.366	22.421	21.223	18.576	20.620	20.960	19.655	16.810	16.954	15.163
Value at End of Year	24.284	21.366	22.421	21.223	18.576	20.620	20.960	19.655	16.810	16.954
No. of Units	13,958	16,820	19,185	22,681	28,111	34,476	36,897	47,533	65,562	100,657
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	26.589	27.803	26.227	22.876	25.303	25.631	23.951	20.413	20.516	18.284
Value at End of Year	30.326	26.589	27.803	26.227	22.876	25.303	25.631	23.951	20.413	20.516
Ven 7, 8 No. of Units	79,419	87,875	98,318	111,852	120,621	130,910	162,603	161,522	214,289	221,806
Ven 9 No. of Units	18,669	24,273	25,833	28,354	34,073	40,100	40,543	44,182	43,254	44,598
Ven 3 Contracts with no Optional Riders
Value at Start of Year	26.589	27.803	26.227	22.876	25.303	25.631	23.951	20.413	20.516	18.284
Value at End of Year	30.326	26.589	27.803	26.227	22.876	25.303	25.631	23.951	20.413	20.516
No. of Units	1,945	2,520	2,925	3,130	7,648	8,727	10,370	12,924	9,045	10,026
High Yield Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	17.678	19.554	19.828	18.511	15.753	12.763	14.103
Value at End of Year	—	—	—	—	17.678	19.554	19.828	18.511	15.753	12.763
Venture No. of Units	—	—	—	—	57,331	259,377	600,100	220,670	248,736	278,396
NY Venture No. of Units	—	—	—	—	3,971	11,442	46,457	11,084	10,988	14,668
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.177	14.787	13.941	12.122	13.388	13.556	12.636	—	—	—
Value at End of Year	16.212	14.177	14.787	13.941	12.122	13.388	13.556	—	—	—
Venture No. of Units	392,091	414,393	481,231	544,017	679,834	436,335	55,131	—	—	—
NY Venture No. of Units	23,060	26,175	28,905	31,591	38,030	41,417	140	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	26.221	27.458	25.990	22.690	25.160	25.577	23.938	20.423	12.647	18.375
Value at End of Year	29.863	26.221	27.458	25.990	22.690	25.160	25.577	23.938	20.423	12.647
Ven 22, 20 No. of Units	160,665	183,568	206,249	232,213	261,566	321,811	441,354	499,512	514,390	591,425
Ven 24 No. of Units	30,133	42,278	49,788	57,169	48,385	84,981	101,351	100,491	111,852	106,178
Ven 22, 20 Contracts with GEM
Value at Start of Year	25.362	26.612	25.240	22.079	24.532	24.989	23.434	20.033	12.554	18.097
Value at End of Year	28.828	25.362	26.612	25.240	22.079	24.532	24.989	23.434	20.033	12.554
No. of Units	12,139	13,187	13,478	13,836	15,200	16,071	17,565	20,684	22,102	22,848
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	19.303	18.084	15.444	12.600	13.923
Value at End of Year	—	—	—	—	—	—	19.303	18.084	15.444	12.600
No. of Units	—	—	—	—	—	—	17,504	11,428	12,891	9,928
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	20.068	21.004	19.871	17.339	19.217	19.526	18.266	—	—	—
Value at End of Year	22.867	20.068	21.004	19.871	17.339	19.217	19.526	—	—	—
No. of Units	8,162	6,947	6,940	12,164	14,108	18,993	1,784	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	24.737	25.995	24.692	21.632	24.071	24.556	23.063	19.746	12.485	17.891
Value at End of Year	28.075	24.737	25.995	24.692	21.632	24.071	24.556	23.063	19.746	12.485
No. of Units	44,725	47,992	56,427	64,358	72,427	58,814	77,320	104,591	115,167	154,905

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	17.339	19.217	19.526	18.266	15.576	12.670	14.000
Value at End of Year	—	—	—	—	17.339	19.217	19.526	18.266	15.576	12.670
Venture No. of Units	—	—	—	—	34,652	104,610	313,597	56,784	63,069	62,360
NY Venture No. of Units	—	—	—	—	2,260	5,922	22,891	10,707	10,838	5,984
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.006	14.638	13.828	12.048	13.333	13.527	12.634	—	—	—
Value at End of Year	15.984	14.006	14.638	13.828	12.048	13.333	13.527	—	—	—
Venture No. of Units	246,208	240,846	291,867	326,169	355,908	266,523	32,912	—	—	—
NY Venture No. of Units	10,796	12,260	17,716	18,159	26,758	21,702	3,040	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	24.224	24.700	23.186	19.841	12.508	17.959
Value at End of Year	—	—	—	—	—	24.224	24.700	23.186	19.841	12.508
NY Venture No. of Units	—	—	—	—	—	96	23,903	3,666	10,074	10,315
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	25.574	26.821	25.426	22.230	24.688	25.135	23.559	—	—	—
Value at End of Year	29.083	25.574	26.821	25.426	22.230	24.688	25.135	—	—	—
NY Venture No. of Units	4,098	7,133	8,228	9,564	16,355	19,192	656	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	26.221	27.458	25.990	22.690	25.160	25.577	23.938	20.423	12.647	18.375
Value at End of Year	29.863	26.221	27.458	25.990	22.690	25.160	25.577	23.938	20.423	12.647
Ven 9 No. of Units	321	332	344	355	367	379	391	402	414	426
No. of Units	—	—	—	—	—	—	—	—	—	26,596
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.500
Value at End of Year	—	—	—	—	—	—	—	—	—	12.647
No. of Units	—	—	—	—	—	—	—	—	—	432
International Core Trust (formerly International Stock Trust) - Series I Shares (units first credited 01-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	16.394	19.568	16.939	16.691	17.902	19.458	15.786	13.916	15.606	14.443
Value at End of Year	18.159	16.394	19.568	16.939	16.691	17.902	19.458	15.786	13.916	15.606
Ven 22, 20 No. of Units	4,912	9,587	9,742	16,782	597,724	673,520	739,110	818,925	930,721	1,118,433
Ven 24 No. of Units	—	—	—	—	19,948	20,548	21,248	25,729	36,019	38,181
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	13.447	14.452	15.740	12.796	11.302	12.700	11.777
Value at End of Year	—	—	—	—	13.447	14.452	15.740	12.796	11.302	12.700
No. of Units	—	—	—	—	16,503	17,532	16,652	16,975	17,702	18,883
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	11.758	12.656	13.804	11.239	9.942	11.189	10.391
Value at End of Year	—	—	—	—	11.758	12.656	13.804	11.239	9.942	11.189
No. of Units	—	—	—	—	17,182	20,294	20,795	30,755	44,069	56,192
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	16.691	17.902	19.458	15.786	13.916	15.606	14.443
Value at End of Year	—	—	—	—	16.691	17.902	19.458	15.786	13.916	15.606
Ven 7, 8 No. of Units	—	—	—	—	84,426	84,838	84,604	103,783	134,317	151,818
Ven 9 No. of Units	—	—	—	—	34,240	36,936	34,502	38,017	42,611	48,809
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	16.691	17.902	19.458	15.786	13.916	15.606	14.443
Value at End of Year	—	—	—	—	16.691	17.902	19.458	15.786	13.916	15.606
No. of Units	—	—	—	—	7,182	9,428	9,467	11,858	13,681	16,347
International Core Trust (formerly International Stock Trust) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	12.056	12.922	14.042	11.384	10.030	11.248	10.402
Value at End of Year	—	—	—	—	12.056	12.922	14.042	11.384	10.030	11.248
Venture No. of Units	—	—	—	—	28,025	20,269	72,945	57,382	71,057	72,934
NY Venture No. of Units	—	—	—	—	2,968	2,715	275	367	3,043	2,119
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	—	13.728	14.692	15.942	12.904	—	—	—
Value at End of Year	—	—	—	—	13.728	14.692	15.942	—	—	—
Venture No. of Units	—	—	—	—	28,275	25,464	9,324	—	—	—
NY Venture No. of Units	—	—	—	—	286	272	53	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	17.118	20.465	17.756	17.531	18.837	20.522	16.678	14.731	16.561	15.354
Value at End of Year	18.927	17.118	20.465	17.756	17.531	18.837	20.522	16.678	14.731	16.561
Ven 22, 20 No. of Units	13,173	13,249	13,327	13,400	153,765	129,298	155,683	157,525	196,801	239,050
Ven 24 No. of Units	—	—	—	—	25,303	23,570	28,794	31,303	37,388	37,267
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	17.059	18.366	20.049	16.327	14.449	16.277	15.121
Value at End of Year	—	—	—	—	17.059	18.366	20.049	16.327	14.449	16.277
No. of Units	—	—	—	—	7,408	7,851	8,465	9,883	11,838	15,756
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	13.670	11.121	9.832	11.065	10.269
Value at End of Year	—	—	—	—	—	—	13.670	11.121	9.832	11.065
No. of Units	—	—	—	—	—	—	130	2,669	2,963	3,418
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	—	11.825	12.700	13.828	11.233	—	—	—
Value at End of Year	—	—	—	—	11.825	12.700	13.828	—	—	—
No. of Units	—	—	—	—	1,486	1,421	2,260	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	16.713	18.021	19.702	16.068	14.242	16.068	14.949
Value at End of Year	—	—	—	—	16.713	18.021	19.702	16.068	14.242	16.068
No. of Units	—	—	—	—	37,372	8,592	9,392	16,798	26,471	23,415
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	11.825	12.700	13.828	11.233	9.916	11.143	10.326
Value at End of Year	—	—	—	—	11.825	12.700	13.828	11.233	9.916	11.143
Venture No. of Units	—	—	—	—	713	5,919	37,498	48,588	79,790	76,190
NY Venture No. of Units	—	—	—	—	753	754	754	755	755	755
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	—	13.644	14.631	15.908	12.903	—	—	—
Value at End of Year	—	—	—	—	13.644	14.631	15.908	—	—	—
Venture No. of Units	—	—	—	—	30,453	28,438	3,389	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	19.817	16.154	14.311	16.137	15.006
Value at End of Year	—	—	—	—	—	—	19.817	16.154	14.311	16.137
NY Venture No. of Units	—	—	—	—	—	—	3,186	5,466	5,802	2,983
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	—	17.175	18.483	20.166	16.414	—	—	—
Value at End of Year	—	—	—	—	17.175	18.483	20.166	—	—	—
NY Venture No. of Units	—	—	—	—	3,418	4,538	1,312	—	—	—
International Equity Index Trust (formerly International Equity Index Trust B) - Series I Shares (units first credited 11-02-2012)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	14.275	16.853	13.424	13.034	14.048	14.936	13.222	12.500	—	—
Value at End of Year	17.085	14.275	16.853	13.424	13.034	14.048	14.936	13.222	—	—
Ven 22, 20 No. of Units	704,405	525,929	565,247	585,150	649,596	751,698	831,760	926,451	—	—
Ven 24 No. of Units	11,625	10,285	10,867	11,280	12,787	13,662	13,292	14,591	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	14.100	16.680	13.313	12.951	13.988	14.901	13.218	12.500	—	—
Value at End of Year	16.842	14.100	16.680	13.313	12.951	13.988	14.901	13.218	—	—
No. of Units	7,002	6,882	7,061	7,902	12,716	10,091	10,094	7,592	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	13.970	16.551	13.230	12.890	13.943	14.875	13.215	12.500	—	—
Value at End of Year	16.662	13.970	16.551	13.230	12.890	13.943	14.875	13.215	—	—
No. of Units	8,218	4,914	5,083	5,512	6,873	7,035	9,786	11,742	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	14.275	16.853	13.424	13.034	14.048	14.936	13.222	12.500	—	—
Value at End of Year	17.085	14.275	16.853	13.424	13.034	14.048	14.936	13.222	—	—
Ven 7, 8 No. of Units	91,711	84,419	89,535	89,457	100,677	106,614	109,046	131,032	—	—
Ven 9 No. of Units	18,205	22,838	29,284	33,445	35,555	55,934	43,834	47,748	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	14.275	16.853	13.424	13.034	14.048	14.936	13.222	12.500	—	—
Value at End of Year	17.085	14.275	16.853	13.424	13.034	14.048	14.936	13.222	—	—
No. of Units	2,195	1,130	1,860	2,142	2,496	6,222	6,222	9,762	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
International Equity Index Trust (formerly International Equity Index Trust B) - Series II Shares (units first credited 11-02-2012)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	13.054	14.065	14.945	13.223	12.500	—	—
Value at End of Year	—	—	—	—	13.054	14.065	14.945	13.223	—	—
Venture No. of Units	—	—	—	—	5,499	23,967	37,587	49,218	—	—
NY Venture No. of Units	—	—	—	—	360	628	4,123	4,002	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.097	16.610	13.206	12.796	13.766	14.605	12.904	—	—	—
Value at End of Year	16.904	14.097	16.610	13.206	12.796	13.766	14.605	—	—	—
Venture No. of Units	107,101	37,699	43,111	13,862	27,751	20,988	9,856	—	—	—
NY Venture No. of Units	1,832	505	483	505	1,076	784	220	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	14.098	16.678	13.312	12.951	13.989	14.901	13.218	12.500	—	—
Value at End of Year	16.837	14.098	16.678	13.312	12.951	13.989	14.901	13.218	—	—
Ven 22, 20 No. of Units	292,737	280,475	277,078	324,456	339,530	530,123	613,918	652,384	—	—
Ven 24 No. of Units	120,334	63,754	76,777	71,394	77,212	76,395	94,792	115,644	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	13.925	16.506	13.202	12.869	13.929	14.867	13.214	12.500	—	—
Value at End of Year	16.597	13.925	16.506	13.202	12.869	13.929	14.867	13.214	—	—
No. of Units	19,727	14,085	47,265	47,444	48,395	51,296	55,637	31,077	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	14.884	13.216	12.500	—	—
Value at End of Year	—	—	—	—	—	—	14.884	13.216	—	—
No. of Units	—	—	—	—	—	—	3,363	4,092	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.142	16.721	13.340	12.972	14.004	14.910	13.219	—	—	—
Value at End of Year	16.897	14.142	16.721	13.340	12.972	14.004	14.910	—	—	—
No. of Units	3,686	1,134	1,244	1,322	1,478	3,638	201	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	13.797	16.379	13.120	12.809	13.884	14.841	13.210	12.500	—	—
Value at End of Year	16.420	13.797	16.379	13.120	12.809	13.884	14.841	13.210	—	—
No. of Units	33,790	29,727	30,172	32,182	31,815	33,016	34,610	44,433	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	12.972	14.004	14.910	13.219	12.500	—	—
Value at End of Year	—	—	—	—	12.972	14.004	14.910	13.219	—	—
Venture No. of Units	—	—	—	—	2,628	5,417	11,852	14,938	—	—
NY Venture No. of Units	—	—	—	—	587	1,708	7,732	8,084	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.927	16.442	13.099	12.718	13.709	14.574	12.902	—	—	—
Value at End of Year	16.666	13.927	16.442	13.099	12.718	13.709	14.574	—	—	—
Venture No. of Units	27,219	3,131	3,152	5,611	7,752	3,721	3,712	—	—	—
NY Venture No. of Units	9,496	7,213	7,243	7,535	6,774	5,510	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	14.849	13.212	12.500	—	—
Value at End of Year	—	—	—	—	—	—	14.849	13.212	—	—
NY Venture No. of Units	—	—	—	—	—	—	1,162	1,919	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.968	16.549	13.230	12.890	13.944	14.875	13.215	—	—	—
Value at End of Year	16.657	13.968	16.549	13.230	12.890	13.944	14.875	—	—	—
NY Venture No. of Units	2,280	1,344	1,337	1,354	1,339	1,891	743	—	—	—
International Equity Index Trust A (merged into International Equity Index Trust B eff 11-02-2012) - Series I Shares (units first credited 5-03-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	10.856	12.836	17.659
Value at End of Year	—	—	—	—	—	—	—	—	10.856	12.836
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	735,170	895,676
Ven 24 No. of Units	—	—	—	—	—	—	—	—	12,713	18,366
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	16.079	19.051	17.460
Value at End of Year	—	—	—	—	—	—	—	—	16.079	19.051
No. of Units	—	—	—	—	—	—	—	—	6,115	7,420

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	15.895	18.861	17.312
Value at End of Year	—	—	—	—	—	—	—	—	15.895	18.861
No. of Units	—	—	—	—	—	—	—	—	37,002	44,091
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	16.328	19.306	17.659
Value at End of Year	—	—	—	—	—	—	—	—	16.328	19.306
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	97,143	112,796
Ven 9 No. of Units	—	—	—	—	—	—	—	—	37,844	47,088
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	16.328	19.306	17.659
Value at End of Year	—	—	—	—	—	—	—	—	16.328	19.306
No. of Units	—	—	—	—	—	—	—	—	14,324	14,644
International Equity Index Trust A (merged into International Equity Index Trust B eff 11-02-2012) - Series II Shares (units first credited 05-03-2004)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	—	11.604	13.716	12.500
Value at End of Year	—	—	—	—	—	—	—	—	11.604	13.716
Venture No. of Units	—	—	—	—	—	—	—	—	57,587	60,802
NY Venture No. of Units	—	—	—	—	—	—	—	—	4,256	5,208
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	16.075	19.049	17.447
Value at End of Year	—	—	—	—	—	—	—	—	16.075	19.049
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	570,258	671,218
Ven 24 No. of Units	—	—	—	—	—	—	—	—	103,562	115,293
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	15.830	18.797	17.251
Value at End of Year	—	—	—	—	—	—	—	—	15.830	18.797
No. of Units	—	—	—	—	—	—	—	—	40,516	33,074
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	—	11.536	13.684	12.500
Value at End of Year	—	—	—	—	—	—	—	—	11.536	13.684
No. of Units	—	—	—	—	—	—	—	—	4,721	4,738
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	15.650	18.610	17.105
Value at End of Year	—	—	—	—	—	—	—	—	15.650	18.610
No. of Units	—	—	—	—	—	—	—	—	39,062	43,293
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	—	11.565	13.697	12.500
Value at End of Year	—	—	—	—	—	—	—	—	11.565	13.697
Venture No. of Units	—	—	—	—	—	—	—	—	21,216	54,288
NY Venture No. of Units	—	—	—	—	—	—	—	—	8,097	7,906
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	—	15.710	18.672	12.500
Value at End of Year	—	—	—	—	—	—	—	—	15.710	18.672
NY Venture No. of Units	—	—	—	—	—	—	—	—	1,409	1,401
International Growth Stock Trust (merged into International Equity Index Trust eff 11-01-2019) - Series II Shares (units first credited 11-02-2012)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	14.532	15.082	15.256	12.982	12.500	—	—
Value at End of Year	—	—	—	—	14.532	15.082	15.256	12.982	—	—
Venture No. of Units	—	—	—	—	13,274	56,795	109,035	152,164	—	—
NY Venture No. of Units	—	—	—	—	3,454	1,615	2,033	4,448	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.208	16.807	13.957	14.305	14.824	14.972	12.722	—	—	—
Value at End of Year	—	14.208	16.807	13.957	14.305	14.824	14.972	—	—	—
Venture No. of Units	—	78,742	81,220	79,682	79,812	72,573	43,558	—	—	—
NY Venture No. of Units	—	1,633	2,178	3,671	1,148	28	221	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	14.149	16.805	14.011	14.417	15.000	15.211	12.977	12.500	—	—
Value at End of Year	—	14.149	16.805	14.011	14.417	15.000	15.211	12.977	—	—
Ven 22, 20 No. of Units	—	298,064	349,456	368,384	362,279	372,748	388,158	424,070	—	—
Ven 24 No. of Units	—	67,439	68,716	74,826	76,800	59,600	61,960	74,536	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 22, 20 Contracts with GEM
Value at Start of Year	13.975	16.632	13.894	14.326	14.936	15.176	12.973	12.500	—	—
Value at End of Year	—	13.975	16.632	13.894	14.326	14.936	15.176	12.973	—	—
No. of Units	—	18,723	18,835	19,128	9,965	9,969	9,943	12,609	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	12.975	12.500	—	—
Value at End of Year	—	—	—	—	—	—	15.194	12.975	—	—
No. of Units	—	—	—	—	—	—	11,529	16,848	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.192	16.848	14.040	14.440	15.017	15.220	12.978	—	—	—
Value at End of Year	—	14.192	16.848	14.040	14.440	15.017	15.220	—	—	—
No. of Units	—	2,797	2,981	3,307	11,710	12,465	635	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	13.847	16.504	13.808	14.259	14.887	15.150	12.970	12.500	—	—
Value at End of Year	—	13.847	16.504	13.808	14.259	14.887	15.150	12.970	—	—
No. of Units	—	11,163	10,829	9,079	12,397	11,824	12,054	13,643	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	14.440	15.017	15.220	12.978	12.500	—	—
Value at End of Year	—	—	—	—	14.440	15.017	15.220	12.978	—	—
Venture No. of Units	—	—	—	—	6,411	33,497	57,087	66,367	—	—
NY Venture No. of Units	—	—	—	—	1,033	4,800	5,380	5,899	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.036	16.638	13.844	14.217	14.763	14.940	12.721	—	—	—
Value at End of Year	—	14.036	16.638	13.844	14.217	14.763	14.940	—	—	—
Venture No. of Units	—	24,792	30,302	36,627	39,128	25,609	11,277	—	—	—
NY Venture No. of Units	—	819	2,072	2,097	11,844	1,632	854	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	15.159	12.971	12.500	—	—
Value at End of Year	—	—	—	—	—	—	15.159	12.971	—	—
NY Venture No. of Units	—	—	—	—	—	—	5,904	8,070	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.018	16.675	13.923	14.349	14.952	15.185	12.974	—	—	—
Value at End of Year	—	14.018	16.675	13.923	14.349	14.952	15.185	—	—	—
NY Venture No. of Units	—	947	943	1,250	1,271	4,520	1,534	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	14.149	16.805	14.011	14.417	15.000	15.211	12.977	12.500	—	—
Value at End of Year	—	14.149	16.805	14.011	14.417	15.000	15.211	12.977	—	—
Ven 7, 8 No. of Units	—	28,368	33,515	36,717	42,059	46,746	43,907	56,022	—	—
Ven 9 No. of Units	—	6,107	6,115	7,511	8,131	7,869	16,043	19,906	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	14.149	16.805	14.011	14.417	15.000	15.211	12.977	12.500	—	—
Value at End of Year	—	14.149	16.805	14.011	14.417	15.000	15.211	12.977	—	—
No. of Units	—	1,024	1,027	1,029	1,030	4,333	4,544	6,830	—	—
International Opportunities Trust (merged into International Growth Stock Trust eff 11-02-2012) - Series II Shares (units first credited 05-01-2005)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	—	9.718	11.721	10.456
Value at End of Year	—	—	—	—	—	—	—	—	9.718	11.721
Venture No. of Units	—	—	—	—	—	—	—	—	232,829	245,661
NY Venture No. of Units	—	—	—	—	—	—	—	—	5,520	11,283
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	13.503	16.326	14.601
Value at End of Year	—	—	—	—	—	—	—	—	13.503	16.326
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	463,137	556,946
Ven 24 No. of Units	—	—	—	—	—	—	—	—	66,386	85,110
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	13.324	16.142	14.465
Value at End of Year	—	—	—	—	—	—	—	—	13.324	16.142
No. of Units	—	—	—	—	—	—	—	—	15,297	18,559

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	—	9.527	11.531	10.323
Value at End of Year	—	—	—	—	—	—	—	—	9.527	11.531
No. of Units	—	—	—	—	—	—	—	—	20,213	19,899
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	13.192	16.006	14.364
Value at End of Year	—	—	—	—	—	—	—	—	13.192	16.006
No. of Units	—	—	—	—	—	—	—	—	18,779	18,720
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	—	9.609	11.612	10.380
Value at End of Year	—	—	—	—	—	—	—	—	9.609	11.612
Venture No. of Units	—	—	—	—	—	—	—	—	92,526	92,857
NY Venture No. of Units	—	—	—	—	—	—	—	—	7,147	7,115
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	—	13.236	16.051	14.398
Value at End of Year	—	—	—	—	—	—	—	—	13.236	16.051
NY Venture No. of Units	—	—	—	—	—	—	—	—	7,183	8,094
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	13.503	16.326	14.601
Value at End of Year	—	—	—	—	—	—	—	—	13.503	16.326
Ven 9 No. of Units	—	—	—	—	—	—	—	—	20,000	25,086
No. of Units	—	—	—	—	—	—	—	—	66,140	79,975
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	13.503	16.326	14.601
Value at End of Year	—	—	—	—	—	—	—	—	13.503	16.326
No. of Units	—	—	—	—	—	—	—	—	3,251	3,334
International Small Company Trust - Series I Shares (units first credited 11-16-2009)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	18.014	22.864	17.910	17.314	16.479	17.949	14.407	12.259	14.840	12.265
Value at End of Year	21.779	18.014	22.864	17.910	17.314	16.479	17.949	14.407	12.259	14.840
Ven 22, 20 No. of Units	491,155	544,737	625,917	692,134	745,020	885,810	1,030,917	1,195,240	1,376,046	928,085
Ven 24 No. of Units	13,841	17,780	20,380	22,083	24,811	27,193	37,235	35,806	42,035	57,635
Ven 22, 20 Contracts with GEM
Value at Start of Year	17.688	22.496	17.656	17.102	16.311	17.801	14.317	12.207	14.807	12.261
Value at End of Year	21.342	17.688	22.496	17.656	17.102	16.311	17.801	14.317	12.207	14.807
No. of Units	3,463	3,467	3,337	3,667	6,186	3,662	2,392	673	735	1,962
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	17.447	22.223	17.468	16.946	16.186	17.691	14.250	12.168	14.781	12.259
Value at End of Year	21.020	17.447	22.223	17.468	16.946	16.186	17.691	14.250	12.168	14.781
No. of Units	5,221	7,022	7,889	8,927	9,365	9,484	10,217	11,913	12,479	17,077
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	18.014	22.864	17.910	17.314	16.479	17.949	14.407	12.259	14.840	12.265
Value at End of Year	21.779	18.014	22.864	17.910	17.314	16.479	17.949	14.407	12.259	14.840
Ven 7, 8 No. of Units	104,889	124,408	141,093	161,124	184,001	200,378	221,495	246,881	290,625	389,816
Ven 9 No. of Units	41,203	43,410	45,249	49,606	57,958	64,023	78,041	79,919	97,396	122,090
Ven 3 Contracts with no Optional Riders
Value at Start of Year	18.014	22.864	17.910	17.314	16.479	17.949	14.407	12.259	14.840	12.265
Value at End of Year	21.779	18.014	22.864	17.910	17.314	16.479	17.949	14.407	12.259	14.840
No. of Units	22,658	22,488	23,194	25,870	29,131	33,655	33,485	38,950	47,240	48,410
International Small Company Trust - Series II Shares (units first credited 11-16-2009)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	17.370	16.515	17.982	14.434	12.271	14.852	12.269
Value at End of Year	—	—	—	—	17.370	16.515	17.982	14.434	12.271	14.852
Venture 2006 No. of Units	—	—	—	—	14,768	25,535	86,794	106,985	115,912	131,970
Venture 2006 No. of Units	—	—	—	—	5,359	5,751	9,016	9,914	12,495	18,485
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.396	20.774	16.244	15.671	14.878	16.175	12.964	—	—	—
Value at End of Year	19.862	16.396	20.774	16.244	15.671	14.878	16.175	—	—	—
Venture No. of Units	40,889	47,301	51,821	50,777	54,899	57,683	22,180	—	—	—
NY Venture No. of Units	1,156	1,122	1,007	7,128	1,979	1,478	31	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	17.684	22.495	17.660	17.105	16.305	17.797	14.322	12.206	14.810	12.265
Value at End of Year	21.336	17.684	22.495	17.660	17.105	16.305	17.797	14.322	12.206	14.810
Ven 22, 20 No. of Units	171,663	193,520	202,571	241,977	274,022	313,183	395,439	404,188	483,442	554,003
Ven 24 No. of Units	68,323	70,397	73,164	81,132	90,645	88,236	94,165	105,596	114,368	131,209
Ven 22, 20 Contracts with GEM
Value at Start of Year	17.363	22.132	17.410	16.897	16.138	17.651	14.232	12.154	14.777	12.261
Value at End of Year	20.908	17.363	22.132	17.410	16.897	16.138	17.651	14.232	12.154	14.777
No. of Units	5,557	5,654	10,349	14,774	14,977	14,605	16,753	14,348	19,452	25,261
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	16.221	17.724	14.277	12.180	14.793	12.263
Value at End of Year	—	—	—	—	—	16.221	17.724	14.277	12.180	14.793
No. of Units	—	—	—	—	—	767	8,298	9,827	12,255	15,045
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	17.765	22.587	17.723	17.158	16.347	17.834	14.344	—	—	—
Value at End of Year	21.444	17.765	22.587	17.723	17.158	16.347	17.834	—	—	—
No. of Units	4,582	4,471	4,262	4,305	7,444	8,006	918	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	17.127	21.864	17.225	16.742	16.014	17.542	14.165	12.115	14.752	12.259
Value at End of Year	20.592	17.127	21.864	17.225	16.742	16.014	17.542	14.165	12.115	14.752
No. of Units	8,286	9,364	12,087	13,515	14,245	18,978	22,447	55,843	68,021	82,101
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	17.158	16.347	17.834	14.344	12.219	14.818	12.266
Value at End of Year	—	—	—	—	17.158	16.347	17.834	14.344	12.219	14.818
Venture 2006 No. of Units	—	—	—	—	7,353	19,669	42,372	55,663	71,499	71,157
Venture 2006 No. of Units	—	—	—	—	563	565	795	1,170	1,196	1,125
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.198	20.564	16.112	15.575	14.816	16.140	12.962	—	—	—
Value at End of Year	19.583	16.198	20.564	16.112	15.575	14.816	16.140	—	—	—
Venture No. of Units	24,938	26,904	27,069	31,238	34,259	25,638	7,283	—	—	—
NY Venture No. of Units	1,024	1,024	9,178	7,058	6,437	5,366	403	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	17.578	14.188	12.128	14.760	12.260
Value at End of Year	—	—	—	—	—	—	17.578	14.188	12.128	14.760
Venture 2006 No. of Units	—	—	—	—	—	—	1,943	2,909	3,363	1,998
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	17.443	22.222	17.472	16.949	16.180	17.687	14.255	—	—	—
Value at End of Year	21.014	17.443	22.222	17.472	16.949	16.180	17.687	—	—	—
NY Venture No. of Units	606	591	1,156	1,199	1,719	2,237	889	—	—	—
Investment Quality Bond Trust - Series I Shares (units first credited 11-02-1992)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	36.548	37.372	36.229	35.228	36.018	34.630	35.806	33.753	31.671	29.890
Value at End of Year	39.415	36.548	37.372	36.229	35.228	36.018	34.630	35.806	33.753	31.671
Ven 22, 20 No. of Units	362,407	385,376	440,768	493,211	526,412	563,875	611,993	727,648	862,501	973,795
Ven 24 No. of Units	6,649	10,687	13,713	12,154	14,479	17,027	19,270	24,403	28,645	35,088
Ven 22, 20 Contracts with GEM
Value at Start of Year	21.283	21.807	21.182	20.638	21.143	20.369	21.103	19.933	18.741	17.722
Value at End of Year	22.907	21.283	21.807	21.182	20.638	21.143	20.369	21.103	19.933	18.741
No. of Units	18,805	19,007	9,592	9,840	8,649	9,138	9,376	10,074	14,147	16,196
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	21.809	22.378	21.770	21.243	21.796	21.029	21.819	20.641	19.435	18.406
Value at End of Year	23.437	21.809	22.378	21.770	21.243	21.796	21.029	21.819	20.641	19.435
No. of Units	10,658	26,674	26,865	27,465	31,501	47,520	53,648	62,070	78,035	110,753
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	36.548	37.372	36.229	35.228	36.018	34.630	35.806	33.753	31.671	29.890
Value at End of Year	39.415	36.548	37.372	36.229	35.228	36.018	34.630	35.806	33.753	31.671
Ven 7, 8 No. of Units	129,258	122,215	139,932	160,860	177,103	207,341	229,884	278,886	331,296	381,690
Ven 9 No. of Units	32,620	32,818	36,047	48,152	49,447	54,191	64,351	69,856	78,698	91,340

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 3 Contracts with no Optional Riders
Value at Start of Year	36.548	37.372	36.229	35.228	36.018	34.630	35.806	33.753	31.671	29.890
Value at End of Year	39.415	36.548	37.372	36.229	35.228	36.018	34.630	35.806	33.753	31.671
No. of Units	29,436	27,174	28,182	31,866	36,729	40,719	43,601	52,077	55,363	59,794
Ven 1 Contracts with no Optional Riders
Value at Start of Year	43.213	44.138	42.743	41.516	42.402	40.724	42.060	39.606	37.123	34.997
Value at End of Year	46.653	43.213	44.138	42.743	41.516	42.402	40.724	42.060	39.606	37.123
No. of Units	353	361	371	380	389	399	400	400	401	402
Investment Quality Bond Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	17.860	17.358	17.739	17.047	17.602	16.598	15.566	14.675
Value at End of Year	—	—	—	17.860	17.358	17.739	17.047	17.602	16.598	15.566
Venture No. of Units	—	—	—	40	79,852	113,202	383,153	729,431	734,144	801,025
NY Venture No. of Units	—	—	—	—	2,293	5,863	36,134	56,907	63,065	71,289
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.873	13.125	12.710	12.334	12.586	12.077	12.451	—	—	—
Value at End of Year	13.911	12.873	13.125	12.710	12.334	12.586	12.077	—	—	—
Venture No. of Units	498,830	517,953	584,760	564,238	556,602	629,664	430,851	—	—	—
NY Venture No. of Units	71,794	77,216	78,845	76,902	73,679	73,966	36,082	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	20.088	20.563	19.992	19.479	19.956	19.225	19.901	18.813	17.688	16.717
Value at End of Year	21.621	20.088	20.563	19.992	19.479	19.956	19.225	19.901	18.813	17.688
Ven 22, 20 No. of Units	412,332	414,479	427,161	427,473	458,811	526,698	580,897	719,069	826,227	989,848
Ven 24 No. of Units	152,527	150,098	166,961	166,254	176,834	192,283	225,750	265,383	274,900	318,617
Ven 22, 20 Contracts with GEM
Value at Start of Year	19.430	19.930	19.415	18.954	19.458	18.783	19.482	18.454	17.385	16.464
Value at End of Year	20.871	19.430	19.930	19.415	18.954	19.458	18.783	19.482	18.454	17.385
No. of Units	8,471	11,204	18,217	17,508	18,018	17,805	21,502	29,010	30,389	32,491
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	16.595	17.196	16.272	15.314	14.488
Value at End of Year	—	—	—	—	—	—	16.595	17.196	16.272	15.314
No. of Units	—	—	—	—	—	—	32,317	44,845	43,361	46,691
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	17.584	17.991	17.483	17.026	17.434	16.787	17.369	—	—	—
Value at End of Year	18.936	17.584	17.991	17.483	17.026	17.434	16.787	—	—	—
No. of Units	14,287	16,525	20,488	22,016	37,028	41,376	16,983	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	18.951	19.468	18.993	18.570	19.092	18.458	19.174	18.189	17.161	16.276
Value at End of Year	20.326	18.951	19.468	18.993	18.570	19.092	18.458	19.174	18.189	17.161
No. of Units	86,173	92,743	101,425	104,776	122,940	119,370	137,038	156,416	176,664	200,685
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	17.026	17.434	16.787	17.369	16.411	15.422	14.568
Value at End of Year	—	—	—	—	17.026	17.434	16.787	17.369	16.411	15.422
Venture No. of Units	—	—	—	—	15,097	22,148	117,455	210,684	182,861	188,181
NY Venture No. of Units	—	—	—	—	—	418	10,129	31,105	33,210	40,704
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.718	12.993	12.607	12.258	12.534	12.051	12.449	—	—	—
Value at End of Year	13.716	12.718	12.993	12.607	12.258	12.534	12.051	—	—	—
Venture No. of Units	149,233	119,416	125,011	153,555	159,097	180,066	80,095	—	—	—
NY Venture No. of Units	34,373	32,000	38,304	35,301	36,888	41,395	35,377	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	18.566	19.276	18.277	17.235	16.338
Value at End of Year	—	—	—	—	—	—	18.566	19.276	18.277	17.235
NY Venture No. of Units	—	—	—	—	—	—	4,580	10,903	11,021	13,319
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	19.592	20.086	19.558	19.084	19.581	18.893	19.586	—	—	—
Value at End of Year	21.056	19.592	20.086	19.558	19.084	19.581	18.893	—	—	—
NY Venture No. of Units	4,977	4,572	4,658	4,290	4,362	5,637	7,678	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Large Cap Trust (merged into U.S. Equity Trust eff 04-27-2012) - Series I Shares (units first credited 05-01-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	12.937	26.085	23.256
Value at End of Year	—	—	—	—	—	—	—	—	12.937	26.085
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	3,568,833	11
Ven 24 No. of Units	—	—	—	—	—	—	—	—	61,533	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	12.766	13.244	—
Value at End of Year	—	—	—	—	—	—	—	—	12.766	—
No. of Units	—	—	—	—	—	—	—	—	16,995	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	12.639	13.132	—
Value at End of Year	—	—	—	—	—	—	—	—	12.639	—
No. of Units	—	—	—	—	—	—	—	—	67,105	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	12.937	26.085	23.256
Value at End of Year	—	—	—	—	—	—	—	—	12.937	26.085
Ven 7, 8 No. of Units	—		—	—				—	2,814,693	—
Ven 9 No. of Units					—	—	—	—	600,173	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	12.937	26.085	23.256
Value at End of Year	—	—	—	—	—	—	—	—	12.937	26.085
No. of Units	—		—	—	—	—	—	—	270,852	—
Ven 1 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	42.060	43.502	—
Value at End of Year	—	—	—	—	—	—	—	—	42.060	—
No. of Units	—	—	—	—	—	—	—	—	4,261	—
Large Cap Trust (merged into U.S. Equity Trust eff 04-27-2012) - Series II Shares (units first credited 05-01-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	12.812	13.295	11.874
Value at End of Year	—	—	—	—	—	—	—	—	12.812	13.295
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	170,487	4,342,558
Ven 24 No. of Units	—	—	—	—	—	—	—	—	59,425	129,936
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	12.643	13.145	11.763
Value at End of Year	—	—	—	—	—	—	—	—	12.643	13.145
No. of Units	—	—	—	—	—	—	—	—	3,774	30,762
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	12.517	13.033	11.681
Value at End of Year	—	—	—	—	—	—	—	—	12.517	13.033
No. of Units	—	—	—	—	—	—	—	—	14,218	92,047
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	12.812	13.295	11.874
Value at End of Year	—	—	—	—	—	—	—	—	12.812	13.295
Ven 9 No. of Units	—	—	—	—	—	—	—	—	375	700,960
No. of Units	—	—	—	—	—	—	—	—	2,813	3,314,385
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	11.942
Value at End of Year	—	—	—	—	—	—	—	—	—	13.395
No. of Units	—	—	—	—	—	—	—	—	—	300,894
Ven 1 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	38.742
Value at End of Year	—	—	—	—	—	—	—	—	—	43.502
No. of Units	—	—	—	—	—	—	—	—	—	4,264
Large Cap Value Trust (merged into Equity Income Trust eff 05-02-2011) - Series II Shares (units first credited 05-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	17.315
Value at End of Year	—	—	—	—	—	—	—	—	—	18.732
Ven 24 No. of Units	—	—	—	—	—	—	—	—	—	136,477

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	—	—	17.086
Value at End of Year	—	—	—	—	—	—	—	—	—	18.447
No. of Units	—	—	—	—	—	—	—	—	—	75,450
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	—	16.916
Value at End of Year	—	—	—	—	—	—	—	—	—	18.236
No. of Units	—	—	—	—	—	—	—	—	—	91,085
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	17.425
Value at End of Year	—	—	—	—	—	—	—	—	—	18.887
Ven 9 No. of Units	—	—	—	—	—	—	—	—	—	11,090
No. of Units	—	—	—	—	—	—	—	—	—	80,786
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	17.425
Value at End of Year	—	—	—	—	—	—	—	—	—	18.887
No. of Units	—	—	—	—	—	—	—	—	—	8,632
Lifestyle Aggressive Portfolio (formerly Lifestyle Aggressive PS Series) - Series I Shares (units first credited 12-06-2013)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	15.052	16.747	13.945	12.908	13.297	12.792	—	—	—	—
Value at End of Year	18.852	15.052	16.747	13.945	12.908	13.297	12.792	—	—	—
Ven 22, 20 No. of Units	59,635	60,496	49,974	47,284	46,775	46,495	—	—	—	—
Ven 24 No. of Units	9,320	12,572	11,938	18,886	20,875	23,801	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	14.787	16.511	13.796	12.815	13.248	12.789	—	—	—	—
Value at End of Year	18.455	14.787	16.511	13.796	12.815	13.248	12.789	—	—	—
No. of Units	16,060	19,817	22,077	22,160	30,723	50,221	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	15.052	16.747	13.945	12.908	13.297	12.792	—	—	—	—
Value at End of Year	18.852	15.052	16.747	13.945	12.908	13.297	12.792	—	—	—
Ven 7, 8 No. of Units	5,174	5,920	4,703	3,674	3,675	—	—	—	—	—
Ven 9 No. of Units	33,465	35,584	44,206	44,218	46,302	49,350	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	18.852	—	—	—	—	—	—	—	—	—
No. of Units	5,772	—	—	—	—	—	—	—	—	—
Lifestyle Aggressive Portfolio (formerly Lifestyle Aggressive PS Series) - Series II Shares (units first credited 12-06-2013)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	12.917	13.300	12.787	12.500	—	—	—
Value at End of Year	—	—	—	—	12.917	13.300	12.787	—	—	—
Venture No. of Units	—	—	—	—	2,281	1,199	1,199	—	—	—
NY Venture No. of Units	—	—	—	—	—	15,747	—	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.201	16.883	14.027	12.957	13.321	12.500	—	—	—	—
Value at End of Year	19.081	15.201	16.883	14.027	12.957	13.321	12.500	—	—	—
Venture No. of Units	11,859	7,565	7,629	5,169	1,924	471	—	—	—	—
NY Venture No. of Units	32,013	36,982	44,662	44,414	45,042	34,632	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	14.896	16.611	13.856	12.850	13.264	12.785	—	—	—	—
Value at End of Year	18.623	14.896	16.611	13.856	12.850	13.264	12.785	—	—	—
Ven 22, 20 No. of Units	70,019	70,843	20,144	9,735	8,715	14,094	—	—	—	—
Ven 24 No. of Units	337,451	468,784	511,986	563,068	595,994	699,609	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	13.250	12.784	—	—	—	—
Value at End of Year	—	—	—	—	—	13.250	12.784	—	—	—
No. of Units	—	—	—	—	—	990	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.934	16.644	13.877	12.864	13.271	12.786	—	—	—	—
Value at End of Year	18.680	14.934	16.644	13.877	12.864	13.271	12.786	—	—	—
No. of Units	3,805	3,770	3,698	3,580	3,642	2,514	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	14.634	16.376	13.708	12.758	13.215	12.782	—	—	—	—
Value at End of Year	18.231	14.634	16.376	13.708	12.758	13.215	12.782	—	—	—
No. of Units	16,686	22,019	23,889	37,931	39,777	40,068	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	12.864	13.271	12.786	—	—	—	—
Value at End of Year	—	—	—	—	12.864	13.271	12.786	—	—	—
Venture No. of Units	—	—	—	—	3,066	3,068	—	—	—	—
NY Venture No. of Units	—	—	—	—	351	351	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.048	13.941	13.941	12.904	13.293	12.500	—	—	—	—
Value at End of Year	—	15.048	13.941	13.941	12.904	13.293	12.500	—	—	—
Venture No. of Units	—	1,852	—	3,051	—	—	—	—	—	—
NY Venture No. of Units	—	—	—	—	—	1,433	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.783	16.510	13.792	12.811	13.243	12.784	—	—	—	—
Value at End of Year	18.454	14.783	16.510	13.792	12.811	13.243	12.784	—	—	—
NY Venture No. of Units	5,702	5,702	5,702	5,702	5,702	5,848	—	—	—	—
Lifestyle Balanced Portfolio (formerly Lifestyle Balanced PS Series) - Series I Shares (units first credited 12-06-2013)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	14.235	15.096	13.630	13.027	13.204	12.637	12.500	—	—	—
Value at End of Year	16.527	14.235	15.096	13.630	13.027	13.204	12.637	—	—	—
Ven 22, 20 No. of Units	351,433	321,276	297,218	290,569	224,132	189,605	5,343	—	—	—
Ven 24 No. of Units	148,640	157,231	180,888	203,318	214,234	234,493	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	14.092	14.974	13.546	12.973	12.500	—	—	—	—	—
Value at End of Year	16.327	14.092	14.974	13.546	12.973	—	—	—	—	—
No. of Units	4,523	5,359	5,818	12,428	12,752	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	13.985	14.883	13.484	12.933	13.155	12.634	—	—	—	—
Value at End of Year	16.179	13.985	14.883	13.484	12.933	13.155	12.634	—	—	—
No. of Units	80,936	101,335	129,098	362,188	392,663	440,442	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	14.235	15.096	13.630	13.027	13.204	12.637	—	—	—	—
Value at End of Year	16.527	14.235	15.096	13.630	13.027	13.204	12.637	—	—	—
Ven 7, 8 No. of Units	84,884	84,790	65,485	33,447	15,366	5,154	—	—	—	—
Ven 9 No. of Units	118,465	135,749	143,900	155,940	202,088	238,006	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	14.235	15.096	12.500	—	—	—	—	—	—	—
Value at End of Year	16.527	14.235	15.096	—	—	—	—	—	—	—
No. of Units	17,959	17,892	17,892	—	—	—	—	—	—	—
Lifestyle Balanced Portfolio (formerly Lifestyle Balanced PS Series) - Series II Shares (units first credited 12-06-2013)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	17.772	16.029	15.312	15.524	14.851	14.685	—	—	—
Value at End of Year	—	—	17.772	16.029	15.312	15.524	14.851	—	—	—
Venture No. of Units	—	—	181,342	582,068	2,118,399	3,367,838	366,967	—	—	—
NY Venture No. of Units	—	—	166,544	1,119,734	2,685,145	4,298,615	—	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.371	15.220	13.707	13.075	13.236	12.643	12.500	—	—	—
Value at End of Year	16.727	14.371	15.220	13.707	13.075	13.236	12.643	—	—	—
Venture No. of Units	5,569,745	5,841,353	6,087,702	5,861,149	3,581,875	1,451,428	146,671	—	—	—
NY Venture No. of Units	4,015,383	4,770,581	5,388,943	4,915,550	3,567,888	2,278,160	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	14.082	14.975	13.539	12.967	13.179	12.639	12.500	—	—	—
Value at End of Year	16.325	14.082	14.975	13.539	12.967	13.179	12.639	—	—	—
Ven 22, 20 No. of Units	1,051,817	1,227,586	1,426,992	1,501,243	1,305,753	1,057,298	87,756	—	—	—
Ven 24 No. of Units	2,150,107	2,493,009	2,935,283	3,273,939	3,787,975	4,464,510	232	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	13.940	14.854	13.457	12.913	12.500	—	—	—	—	—
Value at End of Year	16.128	13.940	14.854	13.457	12.913	—	—	—	—	—
No. of Units	26,173	21,964	19,642	20,126	8,683	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.118	15.005	13.560	12.980	13.186	12.640	—	—	—	—
Value at End of Year	16.375	14.118	15.005	13.560	12.980	13.186	12.640	—	—	—
No. of Units	299,386	352,476	409,249	484,437	697,586	932,622	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	13.835	14.763	13.395	12.873	13.130	12.636	—	—	—	—
Value at End of Year	15.982	13.835	14.763	13.395	12.873	13.130	12.636	—	—	—
No. of Units	1,072,741	1,197,803	1,373,174	1,620,355	1,791,640	2,078,944	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	15.005	13.560	12.980	13.186	12.640	12.500	—	—	—
Value at End of Year	—	—	15.005	13.560	12.980	13.186	12.640	—	—	—
Venture No. of Units	—	—	14,583	81,468	859,803	1,257,077	280,053	—	—	—
NY Venture No. of Units	—	—	62,803	375,324	1,730,779	2,938,695	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.226	15.097	13.623	13.021	13.207	12.641	12.500	—	—	—
Value at End of Year	16.525	14.226	15.097	13.623	13.021	13.207	12.641	—	—	—
Venture No. of Units	1,803,795	1,748,753	2,132,561	2,077,815	1,133,355	404,367	34,576	—	—	—
NY Venture No. of Units	2,005,466	2,337,848	2,647,730	2,889,165	2,023,144	1,204,351	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	15.227	14.647	—	—	—	—
Value at End of Year	—	—	—	—	—	15.227	14.647	—	—	—
NY Venture No. of Units	—	—	—	—	—	2,556	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.976	14.884	13.477	12.927	13.158	12.638	—	—	—	—
Value at End of Year	16.178	13.976	14.884	13.477	12.927	13.158	12.638	—	—	—
NY Venture No. of Units	306,381	376,342	471,358	509,137	615,783	730,104	—	—	—	—
Lifestyle Conservative Portfolio (formerly Lifestyle Conservative PS Series) - Series I Shares (units first credited 12-06-2013)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	13.520	13.988	13.262	12.884	13.043	12.532	—	—	—	—
Value at End of Year	14.993	13.520	13.988	13.262	12.884	13.043	12.532	—	—	—
Ven 22, 20 No. of Units	180,614	173,668	112,825	103,932	86,600	89,439	—	—	—	—
Ven 24 No. of Units	41,952	46,232	49,841	57,776	44,536	44,940	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	13.384	13.874	13.181	12.830	13.015	12.530	—	—	—	—
Value at End of Year	14.812	13.384	13.874	13.181	12.830	13.015	12.530	—	—	—
No. of Units	1,831	2,148	2,351	6,945	7,114	198	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	13.282	13.790	13.120	12.791	12.994	12.529	—	—	—	—
Value at End of Year	14.678	13.282	13.790	13.120	12.791	12.994	12.529	—	—	—
No. of Units	57,124	63,446	107,626	112,077	136,702	142,010	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	13.520	13.988	13.262	12.884	13.043	12.532	—	—	—	—
Value at End of Year	14.993	13.520	13.988	13.262	12.884	13.043	12.532	—	—	—
Ven 7, 8 No. of Units	35,376	13,540	15,894	8,872	—	2,593	—	—	—	—
Ven 9 No. of Units	45,564	52,962	55,213	66,856	73,700	79,097	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	14.993	—	—	—	—	—	—	—	—	—
No. of Units	12,227	—	—	—	—	—	—	—	—	—
Lifestyle Conservative Portfolio (formerly Lifestyle Conservative PS Series) - Series II Shares (units first credited 12-06-2013)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	14.825	15.329	14.527	14.106	14.274	13.698	13.678	—	—	—
Value at End of Year	16.447	14.825	15.329	14.527	14.106	14.274	13.698	—	—	—
Venture No. of Units	—	—	49,128	83,113	344,453	426,612	75,354	—	—	—
NY Venture No. of Units	889	921	67,746	327,286	703,625	1,224,102	—	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.652	14.095	13.338	12.932	13.066	12.500	—	—	—	—
Value at End of Year	15.168	13.652	14.095	13.338	12.932	13.066	12.500	—	—	—
Venture No. of Units	1,239,198	1,088,004	776,333	750,001	564,404	213,543	—	—	—	—
NY Venture No. of Units	832,383	926,799	926,102	853,290	708,352	320,759	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	13.378	13.868	13.175	12.825	13.010	12.516	12.500	—	—	—
Value at End of Year	14.804	13.378	13.868	13.175	12.825	13.010	12.516	—	—	—
Ven 22, 20 No. of Units	245,793	281,217	224,775	229,574	187,398	216,601	3,843	—	—	—
Ven 24 No. of Units	331,231	428,025	535,078	565,366	584,887	613,717	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	13.243	13.756	13.094	12.500	—	—	—	—	—	—
Value at End of Year	—	13.243	13.756	13.094	—	—	—	—	—	—
No. of Units	—	1,219	9,228	14,371	—	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.412	13.896	13.195	12.839	13.017	12.517	—	—	—	—
Value at End of Year	14.849	13.412	13.896	13.195	12.839	13.017	12.517	—	—	—
No. of Units	58,860	89,948	94,853	99,969	151,860	195,490	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	13.142	13.672	13.034	12.733	12.962	12.513	—	—	—	—
Value at End of Year	14.493	13.142	13.672	13.034	12.733	12.962	12.513	—	—	—
No. of Units	259,813	285,304	354,907	425,698	464,269	591,188	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	13.896	13.195	12.839	13.017	12.517	—	—	—	—
Value at End of Year	—	—	13.896	13.195	12.839	13.017	12.517	—	—	—
Venture No. of Units	—	—	6,981	30,553	94,607	233,480	—	—	—	—
NY Venture No. of Units	—	—	18,989	142,921	493,188	747,888	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.514	13.981	13.256	12.879	13.038	12.518	12.500	—	—	—
Value at End of Year	14.985	13.514	13.981	13.256	12.879	13.038	12.518	—	—	—
Venture No. of Units	392,779	371,508	285,250	300,707	217,707	69,180	4,239	—	—	—
NY Venture No. of Units	387,456	424,732	514,700	527,144	257,428	131,832	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	13.510	—	—	—	—
Value at End of Year	—	—	—	—	—	14.001	13.510	—	—	—
NY Venture No. of Units	—	—	—	—	—	2,749	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.276	13.784	13.114	12.786	12.990	12.515	—	—	—	—
Value at End of Year	14.670	13.276	13.784	13.114	12.786	12.990	12.515	—	—	—
NY Venture No. of Units	178,302	188,800	153,829	159,599	162,765	198,024	—	—	—	—
Lifestyle Growth Portfolio (formerly Lifestyle Growth PS Series) - Series I Shares (units first credited 12-06-2013)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	14.698	15.877	13.864	13.111	13.311	12.715	12.500	—	—	—
Value at End of Year	17.603	14.698	15.877	13.864	13.111	13.311	12.715	—	—	—
Ven 22, 20 No. of Units	833,980	948,044	987,392	700,105	554,376	583,324	104,997	—	—	—
Ven 24 No. of Units	107,346	114,694	102,215	115,764	124,510	132,027	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	14.549	15.749	13.779	13.057	12.500	—	—	—	—	—
Value at End of Year	17.391	14.549	15.749	13.779	13.057	—	—	—	—	—
No. of Units	10,756	10,833	10,909	1,899	1,908	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	14.439	15.653	13.716	13.016	13.262	12.712	—	—	—	—
Value at End of Year	17.233	14.439	15.653	13.716	13.016	13.262	12.712	—	—	—
No. of Units	138,734	169,424	179,721	199,782	238,908	238,307	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	14.698	15.877	13.864	13.111	13.311	12.715	—	—	—	—
Value at End of Year	17.603	14.698	15.877	13.864	13.111	13.311	12.715	—	—	—
Ven 7, 8 No. of Units	147,262	149,883	144,557	94,531	25,393	23,181	—	—	—	—
Ven 9 No. of Units	153,455	144,619	178,298	207,689	212,726	220,982	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	14.698	15.877	13.864	13.111	13.311	12.715	—	—	—	—
Value at End of Year	17.603	14.698	15.877	13.864	13.111	13.311	12.715	—	—	—
No. of Units	9,193	9,351	9,365	4,595	2,009	2,175	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Lifestyle Growth Portfolio (formerly Lifestyle Growth PS Series) - Series II Shares (units first credited 12-06-2013)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	18.121	19.567	17.077	16.142	16.370	15.639	15.369	—	—	—
Value at End of Year	21.712	18.121	19.567	17.077	16.142	16.370	15.639	—	—	—
Venture No. of Units	2,997	2,702	2,699,001	2,418,271	8,790,889	13,066,187	1,157,962	—	—	—
NY Venture No. of Units	—	—	345,911	962,638	2,080,261	3,864,950	79,987	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.850	16.011	13.953	13.169	13.335	12.720	12.500	—	—	—
Value at End of Year	17.820	14.850	16.011	13.953	13.169	13.335	12.720	—	—	—
Venture No. of Units	83,098,133	94,261,128	104,764,288	41,103,534	15,612,225	7,383,132	156,018	—	—	—
NY Venture No. of Units	7,563,678	8,591,296	9,973,815	6,306,371	5,334,575	3,487,787	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	14.552	15.753	13.783	13.061	13.278	12.717	12.500	—	—	—
Value at End of Year	17.392	14.552	15.753	13.783	13.061	13.278	12.717	—	—	—
Ven 22, 20 No. of Units	6,462,543	7,570,152	8,467,901	5,794,053	5,295,937	4,529,342	413,194	—	—	—
Ven 24 No. of Units	3,192,571	3,491,224	3,853,815	4,301,115	4,980,376	5,715,212	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	14.405	15.625	13.699	13.007	13.250	12.713	—	—	—	—
Value at End of Year	17.183	14.405	15.625	13.699	13.007	13.250	12.713	—	—	—
No. of Units	89,096	102,108	118,486	104,225	78,561	62,626	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.589	15.785	13.804	13.074	13.285	12.717	—	—	—	—
Value at End of Year	17.445	14.589	15.785	13.804	13.074	13.285	12.717	—	—	—
No. of Units	684,607	872,828	1,105,282	1,206,702	1,017,422	1,186,599	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	14.296	15.530	13.636	12.966	13.228	12.714	—	—	—	—
Value at End of Year	17.027	14.296	15.530	13.636	12.966	13.228	12.714	—	—	—
No. of Units	1,316,568	1,486,766	1,526,317	1,601,431	1,824,083	2,199,847	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	15.785	13.804	13.074	13.285	12.717	12.500	—	—	—
Value at End of Year	—	—	15.785	13.804	13.074	13.285	12.717	—	—	—
Venture No. of Units	—	—	1,266,714	1,179,760	4,731,790	6,009,740	370,493	—	—	—
NY Venture No. of Units	—	—	319,909	742,724	2,596,940	4,207,947	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.701	15.881	13.868	13.115	13.306	12.719	12.500	—	—	—
Value at End of Year	17.605	14.701	15.881	13.868	13.115	13.306	12.719	—	—	—
Venture No. of Units	30,823,653	35,731,278	39,807,305	14,482,306	4,074,712	1,405,589	32,673	—	—	—
NY Venture No. of Units	5,700,188	6,737,870	7,364,319	4,449,470	2,717,584	1,594,177	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	16.056	15.424	15.053	—	—	—
Value at End of Year	—	—	—	—	—	16.056	15.424	—	—	—
NY Venture No. of Units	—	—	—	—	—	8,574	11,066	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.442	15.657	13.720	13.020	13.257	12.716	—	—	—	—
Value at End of Year	17.235	14.442	15.657	13.720	13.020	13.257	12.716	—	—	—
NY Venture No. of Units	730,323	945,301	1,123,078	1,099,155	1,183,013	1,381,739	—	—	—	—
Lifestyle Moderate Portfolio (formerly Lifestyle Moderate PS Series) - Series I Shares (units first credited 12-06-2013)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	13.984	14.709	13.507	12.984	13.154	12.596	12.500	—	—	—
Value at End of Year	15.992	13.984	14.709	13.507	12.984	13.154	12.596	—	—	—
Ven 22, 20 No. of Units	161,724	127,665	146,489	143,663	147,045	145,394	7,228	—	—	—
Ven 24 No. of Units	28,763	38,046	43,700	46,471	48,592	53,051	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	13.843	14.590	13.425	12.931	12.500	—	—	—	—	—
Value at End of Year	15.799	13.843	14.590	13.425	12.931	—	—	—	—	—
No. of Units	232	235	163	3,842	3,701	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	13.738	14.501	13.363	12.890	13.105	12.593	—	—	—	—
Value at End of Year	15.656	13.738	14.501	13.363	12.890	13.105	12.593	—	—	—
No. of Units	54,096	62,781	69,273	73,625	89,153	97,457	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	13.984	14.709	13.507	12.984	13.154	12.596	—	—	—	—
Value at End of Year	15.992	13.984	14.709	13.507	12.984	13.154	12.596	—	—	—
Ven 7, 8 No. of Units	10,250	4,226	4,565	1,998	1,949	2,097	—	—	—	—
Ven 9 No. of Units	50,957	52,114	48,596	51,196	84,277	106,640	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	13.984	14.709	13.507	12.984	13.154	12.596	—	—	—	—
Value at End of Year	15.992	13.984	14.709	13.507	12.984	13.154	12.596	—	—	—
No. of Units	1,144	1,208	1,235	1,237	1,240	1,242	—	—	—	—
Lifestyle Moderate Portfolio (formerly Lifestyle Moderate PS Series) - Series II Shares (units first credited 12-06-2013)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	17.057	15.646	15.033	15.223	14.581	14.454	—	—	—
Value at End of Year	—	—	17.057	15.646	15.033	15.223	14.581	—	—	—
Venture No. of Units	—	—	26,558	133,080	769,411	1,085,810	59,258	—	—	—
NY Venture No. of Units	—	—	110,038	387,595	949,357	1,599,418	—	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.138	14.841	13.593	13.041	13.186	12.500	—	—	—	—
Value at End of Year	16.197	14.138	14.841	13.593	13.041	13.186	12.500	—	—	—
Venture No. of Units	1,484,615	1,551,833	1,437,979	1,331,587	709,506	174,908	—	—	—	—
NY Venture No. of Units	1,177,520	1,315,294	1,536,660	1,465,048	1,022,710	583,050	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	13.854	14.602	13.427	12.933	13.130	12.607	12.500	—	—	—
Value at End of Year	15.809	13.854	14.602	13.427	12.933	13.130	12.607	—	—	—
Ven 22, 20 No. of Units	280,040	202,218	249,995	285,314	313,475	258,352	23,310	—	—	—
Ven 24 No. of Units	609,229	682,476	741,312	873,644	1,050,407	1,205,582	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	13.714	14.483	13.345	12.880	12.500	—	—	—	—	—
Value at End of Year	15.618	13.714	14.483	13.345	12.880	—	—	—	—	—
No. of Units	6,372	6,519	7,773	7,929	1,395	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.889	14.631	13.448	12.947	13.137	12.608	—	—	—	—
Value at End of Year	15.857	13.889	14.631	13.448	12.947	13.137	12.608	—	—	—
No. of Units	158,138	177,573	185,239	218,315	283,700	368,631	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	13.611	14.395	13.284	12.840	13.081	12.604	—	—	—	—
Value at End of Year	15.476	13.611	14.395	13.284	12.840	13.081	12.604	—	—	—
No. of Units	389,287	502,734	562,337	715,378	792,202	907,452	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	14.631	13.448	12.947	13.137	12.608	12.500	—	—	—
Value at End of Year	—	—	14.631	13.448	12.947	13.137	12.608	—	—	—
Venture No. of Units	—	—	23,435	116,499	418,052	691,257	22,675	—	—	—
NY Venture No. of Units	—	—	49,257	261,448	754,924	1,309,870	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.996	14.721	13.510	12.987	13.158	12.500	—	—	—	—
Value at End of Year	16.002	13.996	14.721	13.510	12.987	13.158	12.500	—	—	—
Venture No. of Units	702,803	689,442	756,732	805,820	418,973	159,925	—	—	—	—
NY Venture No. of Units	871,647	986,431	1,079,395	1,057,940	740,971	396,831	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	14.932	14.381	—	—	—	—
Value at End of Year	—	—	—	—	—	14.932	14.381	—	—	—
NY Venture No. of Units	—	—	—	—	—	4,940	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.749	14.513	13.365	12.893	13.109	12.606	—	—	—	—
Value at End of Year	15.666	13.749	14.513	13.365	12.893	13.109	12.606	—	—	—
NY Venture No. of Units	105,183	104,471	132,356	170,971	206,855	256,120	—	—	—	—
Managed Volatility Aggressive Portfolio (formerly Lifestyle Aggressive MVP) - Series I Shares (units first credited 01-07-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	23.909	26.490	21.871	21.754	23.431	23.434	18.754	16.310	17.690	15.406
Value at End of Year	28.477	23.909	26.490	21.871	21.754	23.431	23.434	18.754	16.310	17.690
Ven 22, 20 No. of Units	1,036,695	1,186,899	1,457,814	1,704,020	1,954,267	2,316,159	2,505,317	2,353,081	3,193,612	3,592,435
Ven 24 No. of Units	4,738	4,823	4,736	3,609	3,448	5,960	17,263	18,340	21,176	24,877

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 22, 20 Contracts with GEM
Value at Start of Year	18.823	20.897	17.288	17.230	18.595	18.635	14.943	13.022	14.152	12.349
Value at End of Year	22.375	18.823	20.897	17.288	17.230	18.595	18.635	14.943	13.022	14.152
No. of Units	1,626	2,602	2,614	2,720	4,260	4,319	7,056	7,977	11,758	11,766
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	17.830	19.824	16.424	16.394	17.719	17.784	14.282	12.465	13.567	11.856
Value at End of Year	21.162	17.830	19.824	16.424	16.394	17.719	17.784	14.282	12.465	13.567
No. of Units	4,343	4,353	5,109	5,141	5,179	5,221	46,097	55,180	70,826	74,535
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	23.909	26.490	21.871	21.754	23.431	23.434	18.754	16.310	17.690	15.406
Value at End of Year	28.477	23.909	26.490	21.871	21.754	23.431	23.434	18.754	16.310	17.690
Ven 7, 8 No. of Units	34,401	36,827	40,342	65,356	69,125	77,811	83,108	91,610	128,345	158,027
Ven 9 No. of Units	12,127	12,241	13,053	13,617	14,600	18,927	47,929	50,716	51,807	55,172
Ven 3 Contracts with no Optional Riders
Value at Start of Year	23.909	26.490	21.871	21.754	23.431	23.434	18.754	16.310	17.690	15.406
Value at End of Year	28.477	23.909	26.490	21.871	21.754	23.431	23.434	18.754	16.310	17.690
No. of Units	8,290	8,294	8,688	9,149	9,157	23,006	30,878	33,427	33,685	39,146
Managed Volatility Aggressive Portfolio (formerly Lifestyle Aggressive MVP) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	15.265	15.189	16.355	16.333	13.067	11.354	12.312	10.725
Value at End of Year	—	—	—	15.265	15.189	16.355	16.333	13.067	11.354	12.312
Venture No. of Units	—	—	—	37	85,116	241,447	595,553	821,043	924,911	975,575
NY Venture No. of Units	—	—	—	—	773	12,206	63,733	79,083	79,890	93,896
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.479	18.214	15.010	14.913	16.034	15.988	12.772	—	—	—
Value at End of Year	19.681	16.479	18.214	15.010	14.913	16.034	15.988	—	—	—
Venture No. of Units	238,674	310,894	362,216	460,707	444,202	390,471	134,157	—	—	—
NY Venture No. of Units	2,525	2,525	2,525	8,862	8,865	22,365	9,934	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	23.433	26.005	21.515	21.462	23.167	23.194	18.603	16.204	17.615	15.383
Value at End of Year	27.874	23.433	26.005	21.515	21.462	23.167	23.194	18.603	16.204	17.615
Ven 22, 20 No. of Units	773,654	835,326	970,442	1,139,850	1,275,951	1,514,081	1,903,782	2,340,196	2,604,540	2,943,610
Ven 24 No. of Units	107,007	121,108	165,550	188,230	189,526	262,453	803,123	972,670	1,076,846	1,185,123
Ven 22, 20 Contracts with GEM
Value at Start of Year	22.665	25.204	20.894	20.884	22.589	22.660	18.211	15.894	17.314	15.150
Value at End of Year	26.907	22.665	25.204	20.894	20.884	22.589	22.660	18.211	15.894	17.314
No. of Units	76,100	78,923	109,248	111,671	115,151	178,214	203,361	181,301	184,803	213,118
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	15.900	12.766	11.130	12.112	10.588
Value at End of Year	—	—	—	—	—	—	15.900	12.766	11.130	12.112
No. of Units	—	—	—	—	—	—	3,325	18,615	18,625	23,894
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	22.106	24.619	20.440	20.461	22.164	22.268	17.923	15.666	17.091	14.977
Value at End of Year	26.204	22.106	24.619	20.440	20.461	22.164	22.268	17.923	15.666	17.091
No. of Units	2,438	2,684	2,811	2,814	2,925	2,729	33,812	40,389	53,198	92,647
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	14.942	14.898	16.074	16.084	12.894	11.226	12.197	10.646
Value at End of Year	—	—	—	14.942	14.898	16.074	16.084	12.894	11.226	12.197
Venture No. of Units	—	—	—	669	28,692	87,988	266,066	290,233	297,182	321,075
NY Venture No. of Units	—	—	—	—	—	—	1,401	1,401	12,099	36,705
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.280	18.031	14.888	14.822	15.967	15.954	12.770	—	—	—
Value at End of Year	19.404	16.280	18.031	14.888	14.822	15.967	15.954	—	—	—
Venture No. of Units	60,848	69,900	87,003	99,195	103,762	126,313	7,345	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	22.398	18.018	15.742	17.165	15.034
Value at End of Year	—	—	—	—	—	—	22.398	18.018	15.742	17.165
NY Venture No. of Units	—	—	—	—	—	—	4,349	4,432	4,432	4,433

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	22.855	25.402	21.048	21.027	22.732	22.792	18.308	—	—	—
Value at End of Year	27.145	22.855	25.402	21.048	21.027	22.732	22.792	—	—	—
NY Venture No. of Units	1,113	1,113	1,113	1,113	1,113	1,113	81	—	—	—
Managed Volatility Balanced Portfolio (formerly Lifestyle Balanced MVP) - Series I Shares (units first credited 01-07-1997)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	16.643	14.928	13.499	13.570	12.284
Value at End of Year	—	—	—	—	—	—	16.643	14.928	13.499	13.570
Venture No. of Units	—	—	—	—	—	—	2,391	2,393	2,395	2,397
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	29.219	31.156	27.681	26.788	27.790	27.023	24.298	22.028	22.200	20.146
Value at End of Year	33.977	29.219	31.156	27.681	26.788	27.790	27.023	24.298	22.028	22.200
Ven 22, 20 No. of Units	2,509,232	2,914,721	3,397,990	3,866,173	4,485,429	5,261,494	6,077,744	6,827,071	7,999,801	9,146,042
Ven 24 No. of Units	41,457	42,827	49,770	57,747	59,965	64,608	184,956	207,774	230,315	257,914
Ven 22, 20 Contracts with GEM
Value at Start of Year	21.071	22.512	20.042	19.433	20.201	19.683	17.733	16.109	16.267	14.792
Value at End of Year	24.453	21.071	22.512	20.042	19.433	20.201	19.683	17.733	16.109	16.267
No. of Units	94,786	101,481	111,854	121,441	94,542	101,539	158,336	200,213	225,950	260,321
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	20.620	22.064	19.672	19.104	19.889	19.407	17.511	15.932	16.112	14.673
Value at End of Year	23.894	20.620	22.064	19.672	19.104	19.889	19.407	17.511	15.932	16.112
No. of Units	88,352	93,113	127,946	159,384	184,188	196,305	548,429	627,545	520,768	602,540
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	29.219	31.156	27.681	26.788	27.790	27.023	24.298	22.028	22.200	20.146
Value at End of Year	33.977	29.219	31.156	27.681	26.788	27.790	27.023	24.298	22.028	22.200
Ven 7, 8 No. of Units	337,690	357,672	409,116	501,506	587,667	688,154	796,241	940,760	1,099,514	1,200,744
Ven 9 No. of Units	63,227	65,058	72,250	80,568	102,938	110,524	248,812	279,119	327,148	374,677
Ven 3 Contracts with no Optional Riders
Value at Start of Year	29.219	31.156	27.681	26.788	27.790	27.023	24.298	22.028	22.200	20.146
Value at End of Year	33.977	29.219	31.156	27.681	26.788	27.790	27.023	24.298	22.028	22.200
No. of Units	56,170	63,578	67,192	75,029	81,601	74,087	80,993	101,014	112,391	122,115
Managed Volatility Balanced Portfolio (formerly Lifestyle Balanced MVP) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	17.765	18.925	16.818	16.262	16.853	16.388	14.730	13.340	13.437	12.192
Value at End of Year	20.675	17.765	18.925	16.818	16.262	16.853	16.388	14.730	13.340	13.437
Venture No. of Units		3,700	3,691,649	13,146,060	43,670,718	79,568,897	115,170,253	137,811,673	142,821,763	142,570,412
NY Venture No. of Units	—	—	119,551	458,258	1,275,614	2,769,635	9,148,394	11,098,550	11,432,803	11,376,960
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.346	16.323	14.485	13.985	14.471	14.050	12.610	—	—	—
Value at End of Year	17.887	15.346	16.323	14.485	13.985	14.471	14.050	—	—	—
Venture No. of Units	66,920,655	76,747,450	83,708,902	84,754,506	63,209,768	37,426,361	15,624,596	—	—	—
NY Venture No. of Units	2,355,646	2,724,193	3,029,098	2,952,183	2,623,249	1,320,038	1,461,616	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	23.550	25.151	22.407	21.721	22.566	21.998	19.822	17.997	18.174	16.531
Value at End of Year	27.340	23.550	25.151	22.407	21.721	22.566	21.998	19.822	17.997	18.174
Ven 22, 20 No. of Units	11,033,829	12,891,530	14,901,246	17,166,447	19,836,032	23,433,916	29,272,860	35,247,752	41,573,893	46,822,948
Ven 24 No. of Units	775,949	889,368	1,036,121	1,193,338	1,331,686	1,576,645	5,017,624	6,047,571	6,622,747	7,186,213
Ven 22, 20 Contracts with GEM
Value at Start of Year	22.779	24.376	21.761	21.136	22.003	21.492	19.405	17.653	17.862	16.280
Value at End of Year	26.392	22.779	24.376	21.761	21.136	22.003	21.492	19.405	17.653	17.862
No. of Units	423,735	612,626	648,048	802,709	890,004	1,008,087	1,178,904	1,448,906	1,605,274	1,772,005
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	16.349	15.953	14.390	13.078	13.219	12.037
Value at End of Year	—	—	—	—	—	16.349	15.953	14.390	13.078	13.219
No. of Units	—	—	—	—	—	1,186	1,045,894	1,777,898	1,932,584	2,173,012
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	17.320	18.488	16.463	15.951	16.563	16.138	14.535	—	—	—
Value at End of Year	20.117	17.320	18.488	16.463	15.951	16.563	16.138	—	—	—
No. of Units	268,707	327,581	374,753	427,494	474,175	617,645	629,301	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	22.217	23.811	21.288	20.708	21.589	21.120	19.097	17.400	17.632	16.095
Value at End of Year	25.703	22.217	23.811	21.288	20.708	21.589	21.120	19.097	17.400	17.632
No. of Units	447,272	527,567	590,660	699,779	809,394	1,007,426	2,929,928	3,707,412	4,249,217	4,827,020
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	18.488	16.463	15.951	16.563	16.138	14.535	13.189	13.312	12.103
Value at End of Year	—	—	18.488	16.463	15.951	16.563	16.138	14.535	13.189	13.312
Venture No. of Units	—	—	713,820	3,785,367	15,338,158	26,031,688	39,493,034	47,375,476	49,606,606	50,789,284
NY Venture No. of Units	—	—	38,914	218,088	930,871	1,854,763	5,767,039	6,642,296	6,965,765	7,305,956
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	18.376	19.586	17.414	16.847	17.468	16.994	15.282	—	—	—
Value at End of Year	21.376	18.376	19.586	17.414	16.847	17.468	16.994	—	—	—
Venture No. of Units	18,880,990	21,837,076	24,312,215	24,809,998	17,379,724	10,700,445	4,804,363	—	—	—
NY Venture No. of Units	1,113,923	1,450,449	1,683,176	1,787,627	1,248,399	670,689	535,346	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	21.243	19.199	17.484	17.709	16.156
Value at End of Year	—	—	—	—	—	—	21.243	19.199	17.484	17.709
NY Venture No. of Units	—	—	—	—	—	—	499,907	781,610	824,669	873,126
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	22.970	24.568	21.920	21.281	22.142	21.617	19.508	—	—	—
Value at End of Year	26.626	22.970	24.568	21.920	21.281	22.142	21.617	—	—	—
NY Venture No. of Units	100,329	109,052	135,527	187,069	214,216	249,209	243,135	—	—	—
Managed Volatility Conservative Portfolio (formerly Lifestyle Conservative MVP) - Series I Shares (units first credited 01-07-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	29.091	30.160	28.367	27.506	27.881	26.924	26.285	24.565	23.900	22.211
Value at End of Year	32.525	29.091	30.160	28.367	27.506	27.881	26.924	26.285	24.565	23.900
Ven 22, 20 No. of Units	569,361	618,457	743,214	891,879	986,420	1,109,746	1,395,324	2,247,245	2,282,780	2,817,352
Ven 24 No. of Units	19,636	19,352	21,731	22,731	22,303	30,516	61,027	69,747	74,281	84,518
Ven 22, 20 Contracts with GEM
Value at Start of Year	21.240	22.065	20.795	20.204	20.521	19.856	19.423	18.189	17.732	16.512
Value at End of Year	23.700	21.240	22.065	20.795	20.204	20.521	19.856	19.423	18.189	17.732
No. of Units	16,236	16,875	24,243	24,985	26,867	33,938	35,067	45,052	52,916	73,501
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	21.509	22.378	21.121	20.552	20.905	20.258	19.847	18.614	18.173	16.948
Value at End of Year	23.964	21.509	22.378	21.121	20.552	20.905	20.258	19.847	18.614	18.173
No. of Units	15,125	21,118	22,350	32,584	32,308	32,882	163,614	209,347	265,062	332,837
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	29.091	30.160	28.367	27.506	27.881	26.924	26.285	24.565	23.900	22.211
Value at End of Year	32.525	29.091	30.160	28.367	27.506	27.881	26.924	26.285	24.565	23.900
Ven 7, 8 No. of Units	177,207	208,422	227,658	270,063	265,098	342,897	407,568	425,490	421,398	327,282
Ven 9 No. of Units	20,393	17,499	23,404	30,894	36,074	38,045	88,092	112,010	109,206	117,036
Ven 3 Contracts with no Optional Riders
Value at Start of Year	29.091	30.160	28.367	27.506	27.881	26.924	26.285	24.565	23.900	22.211
Value at End of Year	32.525	29.091	30.160	28.367	27.506	27.881	26.924	26.285	24.565	23.900
No. of Units	49,217	44,657	50,302	50,985	48,933	51,236	105,985	100,548	89,164	19,841
Managed Volatility Conservative Portfolio (formerly Lifestyle Conservative MVP) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	18.047	18.705	17.573	17.042	17.265	16.659	16.252	15.185	14.764	13.718
Value at End of Year	20.192	18.047	18.705	17.573	17.042	17.265	16.659	16.252	15.185	14.764
Venture No. of Units		1,091	784,804	3,356,199	8,957,046	14,834,540	21,269,632	30,305,739	30,050,733	28,839,157
NY Venture No. of Units	—	—	18,726	188,146	506,543	819,948	2,278,965	2,594,697	2,599,415	2,334,379
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.008	14.496	13.599	13.168	13.321	12.833	12.501	—	—	—
Value at End of Year	15.696	14.008	14.496	13.599	13.168	13.321	12.833	—	—	—
Venture No. of Units	12,136,735	13,924,048	15,800,264	15,328,652	10,075,421	5,250,380	2,170,286	—	—	—
NY Venture No. of Units	573,659	636,117	715,274	713,076	427,055	222,895	115,348	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	21.115	21.939	20.664	20.089	20.403	19.736	19.302	18.081	17.622	16.415
Value at End of Year	23.565	21.115	21.939	20.664	20.089	20.403	19.736	19.302	18.081	17.622
Ven 22, 20 No. of Units	1,820,286	2,137,556	2,576,542	3,044,618	3,412,425	4,242,105	5,127,688	7,442,824	8,215,771	9,103,201
Ven 24 No. of Units	130,468	150,702	194,826	208,767	253,853	270,350	750,906	1,133,866	1,287,092	1,291,534

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 22, 20 Contracts with GEM
Value at Start of Year	20.424	21.264	20.067	19.548	19.894	19.282	18.895	17.735	17.321	16.166
Value at End of Year	22.748	20.424	21.264	20.067	19.548	19.894	19.282	18.895	17.735	17.321
No. of Units	102,709	95,529	108,050	180,651	177,453	153,992	181,652	221,916	299,644	276,980
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	16.217	15.876	14.887	14.524	13.543
Value at End of Year	—	—	—	—	—	—	16.217	15.876	14.887	14.524
No. of Units	—	—	—	—	—	—	352,703	434,316	424,069	400,773
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	17.595	18.273	17.202	16.715	16.968	16.405	16.036	—	—	—
Value at End of Year	19.647	17.595	18.273	17.202	16.715	16.968	16.405	—	—	—
No. of Units	99,719	108,805	125,455	130,112	130,619	162,651	50,509	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	19.920	20.771	19.631	19.152	19.520	18.948	18.596	17.481	17.098	15.982
Value at End of Year	22.154	19.920	20.771	19.631	19.152	19.520	18.948	18.596	17.481	17.098
No. of Units	23,759	115,443	142,522	177,783	186,153	255,594	825,991	1,182,645	1,307,943	1,541,057
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	18.273	17.202	16.715	16.968	16.405	16.036	15.014	14.626	13.618
Value at End of Year	—	—	18.273	17.202	16.715	16.968	16.405	16.036	15.014	14.626
Venture No. of Units	—	—	218,913	1,092,542	3,623,589	5,800,867	8,626,682	11,593,746	11,530,792	11,080,103
NY Venture No. of Units	—	—	2,880	74,941	258,562	383,543	1,157,277	1,435,880	1,466,790	1,484,644
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.124	16.720	15.717	15.249	15.457	14.921	14.564	—	—	—
Value at End of Year	18.031	16.124	16.720	15.717	15.249	15.457	14.921	—	—	—
Venture No. of Units	4,003,694	4,923,177	5,557,054	5,688,513	3,677,792	2,064,940	742,865	—	—	—
NY Venture No. of Units	243,674	281,324	371,053	353,323	204,519	108,424	98,491	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	19.058	18.695	17.565	17.172	16.043
Value at End of Year	—	—	—	—	—	—	19.058	18.695	17.565	17.172
NY Venture No. of Units	—	—	—	—	—	—	154,941	237,499	243,057	223,982
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	20.594	21.431	20.215	19.682	20.020	19.394	18.996	—	—	—
Value at End of Year	22.949	20.594	21.431	20.215	19.682	20.020	19.394	—	—	—
NY Venture No. of Units	42,016	45,205	57,897	61,703	65,043	55,471	56,766	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	20.089	20.403	12.500	—	—	—	—
Value at End of Year	—	—	—	—	20.089	20.403	—	—	—	—
Ven 9 No. of Units	—	—	—	—	1,083	1,152	—	—	—	—
Managed Volatility Growth Portfolio (formerly Lifestyle Growth MVP) - Series I Shares (units first credited 01-07-1997)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	16.676	14.135	12.557	12.909	11.554
Value at End of Year	—	—	—	—	—	16.676	16.676	14.135	12.557	12.909
Venture No. of Units	—	—	—	—	—	—	2,497	2,518	2,540	2,562
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	26.996	29.296	25.051	24.584	26.114	25.922	22.027	19.618	20.218	18.142
Value at End of Year	31.827	26.996	29.296	25.051	24.584	26.114	25.922	22.027	19.618	20.218
Ven 22, 20 No. of Units	3,004,722	3,385,920	3,897,265	4,554,676	5,265,550	6,085,574	7,061,067	7,835,713	8,826,861	10,033,976
Ven 24 No. of Units	15,486	29,669	29,756	38,460	39,684	42,780	121,402	138,201	148,288	160,877
Ven 22, 20 Contracts with GEM
Value at Start of Year	19.690	21.410	18.344	18.038	19.199	19.096	16.259	14.510	14.984	13.472
Value at End of Year	23.167	19.690	21.410	18.344	18.038	19.199	19.096	16.259	14.510	14.984
No. of Units	124,262	124,960	131,254	134,539	190,755	217,814	224,793	234,254	307,230	374,460
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	18.960	20.648	17.717	17.448	18.599	18.527	15.798	14.120	14.603	13.149
Value at End of Year	22.275	18.960	20.648	17.717	17.448	18.599	18.527	15.798	14.120	14.603
No. of Units	31,706	38,470	39,455	49,989	56,567	61,978	276,073	367,340	410,651	449,616
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	26.996	29.296	25.051	24.584	26.114	25.922	22.027	19.618	20.218	18.142
Value at End of Year	31.827	26.996	29.296	25.051	24.584	26.114	25.922	22.027	19.618	20.218
Ven 7, 8 No. of Units	306,497	335,008	389,452	502,277	565,981	609,420	686,037	751,942	910,789	1,136,888
Ven 9 No. of Units	55,172	56,741	69,669	71,260	72,940	77,212	209,661	257,432	284,789	319,669

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 3 Contracts with no Optional Riders
Value at Start of Year	26.996	29.296	25.051	24.584	26.114	25.922	22.027	19.618	20.218	18.142
Value at End of Year	31.827	26.996	29.296	25.051	24.584	26.114	25.922	22.027	19.618	20.218
No. of Units	7,854	8,859	14,249	15,677	15,935	15,426	25,157	33,972	45,625	131,469
Managed Volatility Growth Portfolio (formerly Lifestyle Growth MVP) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	17.145	18.590	15.889	15.582	16.560	16.417	13.945	12.420	12.794	11.470
Value at End of Year	20.223	17.145	18.590	15.889	15.582	16.560	16.417	13.945	12.420	12.794
Venture No. of Units	19,862	19,049	6,421,144	20,548,923	56,633,201	102,883,541	165,560,126	194,597,756	189,648,574	186,078,315
NY Venture No. of Units	—	—	102,523	433,399	1,067,067	2,438,428	9,594,420	12,169,422	11,720,836	12,147,159
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.701	16.998	14.507	14.206	15.074	14.922	12.656	—	—	—
Value at End of Year	18.548	15.701	16.998	14.507	14.206	15.074	14.922	—	—	—
Venture No. of Units	93,059,147	106,302,829	114,134,909	113,022,481	92,105,018	63,463,481	27,497,528	—	—	—
NY Venture No. of Units	2,034,616	2,474,376	2,818,135	2,694,807	2,654,665	1,687,765	1,912,037	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	23.318	25.347	21.718	21.352	22.748	22.609	19.252	17.190	17.752	15.954
Value at End of Year	27.436	23.318	25.347	21.718	21.352	22.748	22.609	19.252	17.190	17.752
Ven 22, 20 No. of Units	15,618,099	18,169,348	20,989,460	23,674,873	27,120,687	32,129,734	40,852,250	47,924,920	54,365,054	60,384,159
Ven 24 No. of Units	905,008	1,044,896	1,172,305	1,271,047	1,384,641	1,625,375	5,992,432	6,968,248	7,884,143	8,498,087
Ven 22, 20 Contracts with GEM
Value at Start of Year	22.555	24.566	21.091	20.778	22.180	22.088	18.847	16.862	17.448	15.712
Value at End of Year	26.485	22.555	24.566	21.091	20.778	22.180	22.088	18.847	16.862	17.448
No. of Units	476,547	540,071	649,062	682,118	768,044	867,869	1,116,584	1,328,639	1,471,850	1,699,794
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	16.064	15.982	13.623	12.176	12.586	11.323
Value at End of Year	—	—	—	—	—	16.064	15.982	13.623	12.176	12.586
No. of Units	—	—	—	—	—	4,002	1,338,403	1,991,649	2,100,864	2,217,557
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.716	18.161	15.553	15.284	16.275	16.167	13.760	—	—	—
Value at End of Year	19.678	16.716	18.161	15.553	15.284	16.275	16.167	—	—	—
No. of Units	310,044	372,137	460,560	570,467	609,379	684,239	576,616	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	21.999	23.996	20.633	20.357	21.764	21.706	18.548	16.620	17.223	15.533
Value at End of Year	25.793	21.999	23.996	20.633	20.357	21.764	21.706	18.548	16.620	17.223
No. of Units	258,504	314,832	388,838	442,377	514,782	628,559	2,528,108	3,128,673	3,642,241	4,053,834
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	16.716	18.161	15.553	15.284	16.275	16.167	13.760	12.280	12.675	11.386
Value at End of Year	19.678	16.716	18.161	15.553	15.284	16.275	16.167	13.760	12.280	12.675
Venture No. of Units	278	32,139	2,229,328	7,646,745	22,771,416	41,994,797	65,960,758	78,982,450	77,417,824	76,688,439
NY Venture No. of Units	—	—	124,277	433,462	1,086,713	2,078,305	7,310,125	8,427,732	7,832,296	7,587,479
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	19.235	20.867	17.843	17.508	18.616	18.464	15.692	—	—	—
Value at End of Year	22.677	19.235	20.867	17.843	17.508	18.616	18.464	—	—	—
Venture No. of Units	30,950,358	35,486,002	38,276,540	38,625,301	31,285,258	21,175,649	8,863,666	—	—	—
NY Venture No. of Units	1,380,628	1,598,296	1,652,993	1,530,951	1,220,202	789,654	772,330	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	21.902	21.833	18.647	16.700	17.298	15.593
Value at End of Year	—	—	—	—	—	21.902	21.833	18.647	16.700	17.298
NY Venture No. of Units	—	—	—	—	—	2,855	962,957	1,288,537	1,362,125	1,430,627
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	22.743	24.759	21.246	20.920	22.321	22.217	18.947	—	—	—
Value at End of Year	26.719	22.743	24.759	21.246	20.920	22.321	22.217	—	—	—
NY Venture No. of Units	111,774	137,361	171,426	194,688	224,870	228,267	218,105	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	22.609	19.252	17.190	17.752	15.954
Value at End of Year	—	—	—	—	—	22.609	22.609	19.252	17.190	17.752
Ven 9 No. of Units	—	—	—	—	—	—	529	556	579	610

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Managed Volatility Moderate Portfolio (formerly Lifestyle Moderate MVP) - Series I Shares (units first credited 01-07-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	30.344	32.052	29.051	27.979	28.635	27.672	25.460	23.332	23.122	21.210
Value at End of Year	34.925	30.344	32.052	29.051	27.979	28.635	27.672	25.460	23.332	23.122
Ven 22, 20 No. of Units	871,806	959,328	1,130,757	1,273,669	1,485,076	1,746,781	2,153,701	2,389,690	2,720,700	3,356,609
Ven 24 No. of Units	31,364	41,165	46,157	41,949	43,874	46,618	78,766	88,047	106,245	114,502
Ven 22, 20 Contracts with GEM
Value at Start of Year	21.797	23.070	20.952	20.219	20.734	20.077	18.509	16.997	16.877	15.512
Value at End of Year	25.038	21.797	23.070	20.952	20.219	20.734	20.077	18.509	16.997	16.877
No. of Units	41,653	44,200	53,523	55,993	55,455	67,474	66,509	63,709	62,069	81,335
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	21.594	22.890	20.820	20.122	20.665	20.040	18.503	17.016	16.922	15.577
Value at End of Year	24.768	21.594	22.890	20.820	20.122	20.665	20.040	18.503	17.016	16.922
No. of Units	37,447	39,982	54,005	63,584	68,508	77,550	165,750	238,954	297,849	388,286
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	30.344	32.052	29.051	27.979	28.635	27.672	25.460	23.332	23.122	21.210
Value at End of Year	34.925	30.344	32.052	29.051	27.979	28.635	27.672	25.460	23.332	23.122
Ven 7, 8 No. of Units	156,761	201,447	221,851	257,211	295,321	332,715	367,020	414,347	419,823	464,730
Ven 9 No. of Units	17,883	21,616	33,721	29,985	36,984	38,398	94,342	117,407	130,498	159,395
Ven 3 Contracts with no Optional Riders
Value at Start of Year	30.344	32.052	29.051	27.979	28.635	27.672	25.460	23.332	23.122	21.210
Value at End of Year	34.925	30.344	32.052	29.051	27.979	28.635	27.672	25.460	23.332	23.122
No. of Units	5,228	9,242	9,741	12,436	14,321	18,240	25,842	31,886	34,210	45,461
Managed Volatility Moderate Portfolio (formerly Lifestyle Moderate MVP) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	18.523	19.545	17.707	17.039	17.432	16.845	15.495	14.185	14.049	12.874
Value at End of Year	21.319	18.523	19.545	17.707	17.039	17.432	16.845	15.495	14.185	14.049
Venture No. of Units			1,215,353	5,206,415	16,443,712	27,108,994	37,471,877	42,897,753	43,852,507	42,964,244
NY Venture No. of Units	—	—	39,068	216,967	775,238	1,280,611	3,560,836	4,099,489	4,174,739	3,964,874
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.159	15.970	14.447	13.882	14.181	13.682	12.567	—	—	—
Value at End of Year	17.473	15.159	15.970	14.447	13.882	14.181	13.682	—	—	—
Venture No. of Units	21,888,199	25,271,697	28,032,427	27,546,377	17,982,769	9,620,558	3,293,680	—	—	—
NY Venture No. of Units	1,157,576	1,403,875	1,469,531	1,488,141	968,881	461,898	252,623	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	22.965	24.293	22.064	21.285	21.830	21.148	19.501	17.898	17.771	16.325
Value at End of Year	26.366	22.965	24.293	22.064	21.285	21.830	21.148	19.501	17.898	17.771
Ven 22, 20 No. of Units	2,838,054	3,356,054	3,929,713	4,425,177	4,951,994	5,958,319	7,567,723	9,155,000	10,492,772	11,800,697
Ven 24 No. of Units	203,638	230,505	258,460	378,410	438,780	491,111	1,399,745	1,684,579	1,976,281	2,127,075
Ven 22, 20 Contracts with GEM
Value at Start of Year	22.213	23.545	21.427	20.712	21.285	20.661	19.091	17.557	17.466	16.077
Value at End of Year	25.452	22.213	23.545	21.427	20.712	21.285	20.661	19.091	17.557	17.466
No. of Units	85,648	111,904	121,320	129,512	171,328	188,483	220,562	316,367	340,264	442,452
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	16.399	15.137	13.907	13.821	12.710
Value at End of Year	—	—	—	—	—	—	16.399	15.137	13.907	13.821
No. of Units	—	—	—	—	—	—	433,856	599,450	615,895	628,257
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	18.059	19.094	17.333	16.713	17.132	16.589	15.289	—	—	—
Value at End of Year	20.744	18.059	19.094	17.333	16.713	17.132	16.589	—	—	—
No. of Units	96,621	124,187	156,171	189,005	253,685	264,828	152,520	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	21.666	22.999	20.961	20.293	20.885	20.304	18.788	17.305	17.241	15.894
Value at End of Year	24.787	21.666	22.999	20.961	20.293	20.885	20.304	18.788	17.305	17.241
No. of Units	220,600	260,815	311,117	349,238	432,459	489,473	1,286,240	1,570,566	1,869,468	2,058,573
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	18.059	19.094	17.333	16.713	17.132	16.589	15.289	14.025	13.919	12.780
Value at End of Year	20.744	18.059	19.094	17.333	16.713	17.132	16.589	15.289	14.025	13.919
Venture No. of Units	10,880	11,357	491,484	1,807,019	6,705,900	10,835,338	15,392,313	18,218,869	18,285,176	17,983,937
NY Venture No. of Units	—	—	11,033	71,207	319,623	792,551	2,285,371	2,661,417	2,697,813	2,754,605

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	17.945	18.945	17.172	16.533	16.922	16.361	15.057	—	—	—
Value at End of Year	20.644	17.945	18.945	17.172	16.533	16.922	16.361	—	—	—
Venture No. of Units	7,304,658	8,482,525	9,173,284	9,447,385	5,849,694	3,283,125	1,432,320	—	—	—
NY Venture No. of Units	446,986	477,796	574,398	711,877	508,045	159,683	175,225	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	20.422	18.888	17.388	17.316	15.955
Value at End of Year	—	—	—	—	—	—	20.422	18.888	17.388	17.316
NY Venture No. of Units	—	—	—	—	—	—	270,365	454,425	459,810	478,155
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	22.399	23.730	21.584	20.854	21.420	20.782	19.192	—	—	—
Value at End of Year	25.677	22.399	23.730	21.584	20.854	21.420	20.782	—	—	—
NY Venture No. of Units	105,233	142,466	181,785	198,868	211,283	197,284	137,101	—	—	—
Mid Cap Index Trust - Series I Shares (units first credited 05-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	38.876	44.528	38.990	32.918	34.271	31.784	24.230	20.917	21.700	17.467
Value at End of Year	48.144	38.876	44.528	38.990	32.918	34.271	31.784	24.230	20.917	21.700
Ven 22, 20 No. of Units	659,111	747,914	860,184	377,528	408,628	440,011	504,449	571,415	656,150	798,100
Ven 24 No. of Units	19,712	22,759	25,463	6,211	6,862	9,161	11,224	11,150	15,432	25,705
Ven 22, 20 Contracts with GEM
Value at Start of Year	34.784	39.922	35.026	29.631	30.911	28.725	21.942	18.979	19.729	15.913
Value at End of Year	42.991	34.784	39.922	35.026	29.631	30.911	28.725	21.942	18.979	19.729
No. of Units	13,704	16,110	18,631	6,896	6,638	5,772	6,241	5,618	9,208	11,800
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	36.366	41.801	36.729	31.119	32.511	30.258	23.147	20.052	20.876	16.863
Value at End of Year	44.879	36.366	41.801	36.729	31.119	32.511	30.258	23.147	20.052	20.876
No. of Units	18,108	22,624	24,256	7,766	8,751	8,594	9,322	11,531	22,928	28,905
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	38.876	44.528	38.990	32.918	34.271	31.784	24.230	20.917	21.700	17.467
Value at End of Year	48.144	38.876	44.528	38.990	32.918	34.271	31.784	24.230	20.917	21.700
Ven 7, 8 No. of Units	91,807	111,099	125,328	57,647	62,862	74,464	87,457	86,375	105,053	119,990
Ven 9 No. of Units	54,176	59,114	60,264	17,199	20,676	21,204	19,453	20,081	19,190	31,874
Ven 3 Contracts with no Optional Riders
Value at Start of Year	38.876	44.528	38.990	32.918	34.271	31.784	24.230	20.917	21.700	17.467
Value at End of Year	48.144	38.876	44.528	38.990	32.918	34.271	31.784	24.230	20.917	21.700
No. of Units	8,943	8,026	9,400	6,677	6,357	9,066	8,320	8,440	9,019	9,185
Mid Cap Index Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	25.576	21.575	22.453	20.815	15.860	13.679	14.186	11.407
Value at End of Year	—	—	—	25.576	21.575	22.453	20.815	15.860	13.679	14.186
Venture No. of Units	—	—	—	10	20,355	56,292	90,191	108,887	128,579	137,222
NY Venture No. of Units	—	—	—	—	8,872	11,475	12,589	16,460	16,716	17,915
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	20.673	23.637	20.669	17.409	18.091	16.745	12.740	—	—	—
Value at End of Year	25.673	20.673	23.637	20.669	17.409	18.091	16.745	—	—	—
Venture No. of Units	73,129	94,259	111,747	73,053	73,485	57,223	29,865	—	—	—
NY Venture No. of Units	6,269	7,235	8,796	9,088	3,250	2,980	3,053	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	35.046	40.232	35.320	29.868	31.163	28.961	22.123	19.128	19.887	16.030
Value at End of Year	43.348	35.046	40.232	35.320	29.868	31.163	28.961	22.123	19.128	19.887
Ven 22, 20 No. of Units	218,821	257,918	318,599	234,680	267,224	300,570	367,429	434,604	475,788	571,595
Ven 24 No. of Units	53,392	56,447	74,649	69,365	69,845	72,479	89,445	96,925	101,555	129,753
Ven 22, 20 Contracts with GEM
Value at Start of Year	33.898	38.993	34.301	29.064	30.384	28.294	21.657	18.762	19.546	15.787
Value at End of Year	41.844	33.898	38.993	34.301	29.064	30.384	28.294	21.657	18.762	19.546
No. of Units	29,891	30,649	38,195	38,913	39,029	20,565	21,408	21,261	67,948	72,837
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	21.817	20.296	15.519	13.431	13.978	11.279
Value at End of Year	—	—	—	—	—	21.817	20.296	15.519	13.431	13.978
No. of Units	—	—	—	—	—	629	4,731	6,976	8,323	5,441

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	24.889	28.559	25.059	21.181	22.087	20.517	15.664	—	—	—
Value at End of Year	30.801	24.889	28.559	25.059	21.181	22.087	20.517	—	—	—
No. of Units	5,158	5,341	5,784	2,197	2,290	4,537	901	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	33.062	38.089	33.555	28.475	29.814	27.804	21.313	18.493	19.294	15.607
Value at End of Year	40.751	33.062	38.089	33.555	28.475	29.814	27.804	21.313	18.493	19.294
No. of Units	46,734	49,183	52,171	36,630	42,352	37,051	47,070	50,095	56,316	69,891
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	21.181	22.087	20.517	15.664	13.537	14.067	11.333
Value at End of Year	—	—	—	—	21.181	22.087	20.517	15.664	13.537	14.067
Venture No. of Units	—	—	—	—	6,974	27,193	41,365	54,124	70,931	77,787
NY Venture No. of Units	—	—	—	—	382	2,115	22,128	26,859	27,030	18,120
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	20.424	23.399	20.501	17.302	18.016	16.710	12.739	—	—	—
Value at End of Year	25.312	20.424	23.399	20.501	17.302	18.016	16.710	—	—	—
Venture No. of Units	52,518	54,071	57,381	40,271	35,225	18,353	10,863	—	—	—
NY Venture No. of Units	11,041	11,305	11,308	27,993	27,673	27,099	6,445	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	27.967	21.427	18.582	19.378	15.667
Value at End of Year	—	—	—	—	—	—	27.967	21.427	18.582	19.378
NY Venture No. of Units	—	—	—	—	—	—	2,887	3,296	2,735	2,809
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	34.181	39.299	34.553	29.263	30.577	28.460	21.772	—	—	—
Value at End of Year	42.215	34.181	39.299	34.553	29.263	30.577	28.460	—	—	—
NY Venture No. of Units	976	1,009	991	304	2,570	2,613	157	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	28.961	22.123	19.128	19.887	16.030
Value at End of Year	—	—	—	—	—	—	28.961	22.123	19.128	19.887
Ven 9 No. of Units	—	—	—	—	—	—	1,069	1,123	1,169	1,232
Mid Cap Stock Trust - Series I Shares (units first credited 05-01-1999)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	14.934	12.500	—	—
Value at End of Year	—	—	—	—	—	—	—	14.934	—	—
Venture No. of Units	—	—	—	—	—	—	—	34	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	33.706	34.725	27.394	27.618	27.192	25.529	18.922	15.702	17.537	14.448
Value at End of Year	44.713	33.706	34.725	27.394	27.618	27.192	25.529	18.922	15.702	17.537
Ven 22, 20 No. of Units	1,307,020	1,447,601	1,687,449	1,910,482	2,181,536	2,444,435	2,886,746	3,314,920	3,873,238	4,560,555
Ven 24 No. of Units	56,074	58,418	65,114	71,659	81,276	102,143	128,564	144,287	168,243	207,080
Ven 22, 20 Contracts with GEM
Value at Start of Year	33.430	34.510	27.279	27.557	27.187	25.575	18.994	15.794	17.674	14.591
Value at End of Year	44.259	33.430	34.510	27.279	27.557	27.187	25.575	18.994	15.794	17.674
No. of Units	22,962	24,278	26,035	27,871	34,892	40,378	45,720	48,357	54,701	62,067
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	32.680	33.786	26.747	27.060	26.736	25.189	18.735	15.602	17.486	14.457
Value at End of Year	43.200	32.680	33.786	26.747	27.060	26.736	25.189	18.735	15.602	17.486
No. of Units	34,686	62,277	70,397	83,244	94,819	116,347	138,970	162,042	195,239	244,217
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	33.706	34.725	27.394	27.618	27.192	25.529	18.922	15.702	17.537	14.448
Value at End of Year	44.713	33.706	34.725	27.394	27.618	27.192	25.529	18.922	15.702	17.537
Ven 7, 8 No. of Units	150,586	168,059	180,494	198,376	229,265	246,265	289,700	337,019	378,468	432,641
Ven 9 No. of Units	33,581	37,756	39,898	49,529	57,461	63,551	65,557	75,090	88,603	105,767
Ven 3 Contracts with no Optional Riders
Value at Start of Year	33.706	34.725	27.394	27.618	27.192	25.529	18.922	15.702	17.537	14.448
Value at End of Year	44.713	33.706	34.725	27.394	27.618	27.192	25.529	18.922	15.702	17.537
No. of Units	5,123	5,174	8,197	9,014	9,539	26,671	29,987	34,407	53,714	67,847

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Mid Cap Stock Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	21.525	21.191	19.881	14.733	12.215	13.637	11.233
Value at End of Year	—	—	—	—	21.525	21.191	19.881	14.733	12.215	13.637
Venture No. of Units	—	—	—	—	30,522	73,706	174,778	225,399	241,054	255,420
NY Venture No. of Units	—	—	—	—	3,880	7,834	13,050	22,708	23,878	27,145
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	23.092	23.731	18.688	18.800	18.481	17.312	12.810	—	—	—
Value at End of Year	30.693	23.092	23.731	18.688	18.800	18.481	17.312	—	—	—
Venture No. of Units	94,010	102,978	121,696	130,212	124,121	115,299	44,763	—	—	—
NY Venture No. of Units	5,676	6,926	7,316	10,139	10,800	6,860	2,761	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	41.683	43.010	34.005	34.345	33.897	31.881	23.684	19.687	22.034	18.195
Value at End of Year	55.182	41.683	43.010	34.005	34.345	33.897	31.881	23.684	19.687	22.034
Ven 22, 20 No. of Units	345,928	383,821	433,993	482,748	542,370	602,923	738,875	908,443	1,107,449	1,264,329
Ven 24 No. of Units	107,934	120,085	139,227	149,498	162,776	176,429	218,814	264,176	322,477	367,227
Ven 22, 20 Contracts with GEM
Value at Start of Year	40.318	41.685	33.023	33.420	33.051	31.147	23.185	19.311	21.656	17.919
Value at End of Year	53.268	40.318	41.685	33.023	33.420	33.051	31.147	23.185	19.311	21.656
No. of Units	28,565	30,038	33,190	35,520	37,418	41,145	45,749	58,279	60,989	64,079
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	19.354	14.392	11.975	13.416	11.090
Value at End of Year	—	—	—	—	—	—	19.354	14.392	11.975	13.416
No. of Units	—	—	—	—	—	—	26,216	17,401	20,401	20,435
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	25.662	26.465	20.914	21.112	20.827	19.578	14.537	—	—	—
Value at End of Year	33.989	25.662	26.465	20.914	21.112	20.827	19.578	—	—	—
No. of Units	4,312	5,182	5,335	6,373	11,039	10,668	4,296	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	39.324	40.719	32.306	32.743	32.430	30.608	22.818	19.034	21.377	17.714
Value at End of Year	51.877	39.324	40.719	32.306	32.743	32.430	30.608	22.818	19.034	21.377
No. of Units	29,740	38,089	42,955	48,180	59,139	81,503	94,133	102,410	124,125	149,536
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	21.112	20.827	19.578	14.537	12.078	13.511	11.151
Value at End of Year	—	—	—	—	21.112	20.827	19.578	14.537	12.078	13.511
Venture No. of Units	—	—	—	—	15,880	82,220	140,384	184,103	195,629	209,057
NY Venture No. of Units	—	—	—	—	12,910	14,095	7,257	10,050	9,990	10,304
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	22.814	23.492	18.537	18.685	18.404	17.275	12.808	—	—	—
Value at End of Year	30.262	22.814	23.492	18.537	18.685	18.404	17.275	—	—	—
Venture No. of Units	89,773	94,379	103,216	119,484	114,556	64,419	20,005	—	—	—
NY Venture No. of Units	3,249	3,274	5,706	7,372	6,444	6,767	2,492	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	30.787	22.940	19.126	21.470	17.782
Value at End of Year	—	—	—	—	—	—	30.787	22.940	19.126	21.470
NY Venture No. of Units	—	—	—	—	—	—	3,401	5,591	6,673	5,846
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	40.655	42.013	33.266	33.649	33.260	31.329	23.309	—	—	—
Value at End of Year	53.740	40.655	42.013	33.266	33.649	33.260	31.329	—	—	—
NY Venture No. of Units	1,209	1,246	1,605	1,647	1,864	3,097	289	—	—	—
Mid Value Trust - Series I Shares (units first credited 04-29-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	30.488	34.680	31.560	25.805	27.100	24.847	19.177	16.270	17.346	17.346
Value at End of Year	35.937	30.488	34.680	31.560	25.805	27.100	24.847	19.177	16.270	17.346
Ven 22, 20 No. of Units	530,445	588,267	677,571	779,971	843,809	972,113	1,135,081	1,291,087	1,542,393	—
Ven 24 No. of Units	11,567	15,363	22,243	26,133	27,631	32,079	34,124	37,367	44,677	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	29.665	33.812	30.831	25.260	26.581	24.420	18.885	16.055	17.158	—
Value at End of Year	34.898	29.665	33.812	30.831	25.260	26.581	24.420	18.885	16.055	—
No. of Units	3,466	3,345	4,613	4,668	4,081	5,946	11,054	16,000	20,118	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	29.063	33.176	30.296	24.859	26.198	24.104	18.668	15.895	17.013	—
Value at End of Year	34.138	29.063	33.176	30.296	24.859	26.198	24.104	18.668	15.895	—
No. of Units	21,378	28,632	49,206	52,973	56,279	59,126	69,797	82,098	99,549	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	30.488	34.680	31.560	25.805	27.100	24.847	19.177	16.270	17.354	—
Value at End of Year	35.937	30.488	34.680	31.560	25.805	27.100	24.847	19.177	16.270	—
Ven 7, 8 No. of Units	76,965	89,203	99,723	116,979	131,268	154,321	177,955	199,910	241,483	—
Ven 9 No. of Units	13,519	19,753	20,539	24,971	23,583	28,311	30,875	33,840	36,874	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	30.488	34.680	31.560	25.805	27.100	24.847	19.177	16.270	17.354	—
Value at End of Year	35.937	30.488	34.680	31.560	25.805	27.100	24.847	19.177	16.270	—
No. of Units	9,872	9,993	10,132	13,703	14,063	13,850	16,484	23,349	29,549	—
Mid Value Trust - Series II Shares (units first credited 04-29-2005)
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.087	14.841	13.479	12.500	—	—	—	—	—	—
Value at End of Year	15.438	13.087	14.841	13.479	—	—	—	—	—	—
Venture No. of Units	10,880	8,699	13,282	4,535	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	29.933	34.082	31.078	25.462	26.797	24.617	19.036	16.185	17.283	15.137
Value at End of Year	35.171	29.933	34.082	31.078	25.462	26.797	24.617	19.036	16.185	17.283
Ven 22, 20 No. of Units	332,292	358,120	394,181	462,461	517,169	588,749	753,251	964,357	1,186,918	3,227,034
Ven 24 No. of Units	97,679	103,901	121,255	139,061	148,326	164,900	185,965	236,289	268,100	407,468
Ven 22, 20 Contracts with GEM
Value at Start of Year	29.126	33.229	30.361	24.925	26.284	24.193	18.746	15.970	17.088	14.996
Value at End of Year	34.154	29.126	33.229	30.361	24.925	26.284	24.193	18.746	15.970	17.088
No. of Units	66,136	69,045	69,474	72,811	74,612	77,931	86,645	94,008	102,369	136,732
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.987	14.779	13.470	12.500	—	—	—	—	—	—
Value at End of Year	15.267	12.987	14.779	13.470	—	—	—	—	—	—
No. of Units	1,490	1,492	1,494	969	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	28.534	32.603	29.834	24.529	25.905	23.881	18.532	15.811	16.943	14.891
Value at End of Year	33.410	28.534	32.603	29.834	24.529	25.905	23.881	18.532	15.811	16.943
No. of Units	32,843	37,387	45,907	51,897	58,954	91,018	103,108	130,544	146,092	301,827
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.030	14.805	12.500	—	—	—	—	—	—	—
Value at End of Year	15.340	13.030	14.805	—	—	—	—	—	—	—
Venture No. of Units	523	490	3,911	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	15.150
Value at End of Year	—	—	—	—	—	—	—	—	—	17.354
Ven 9 No. of Units	—	—	—	—	—	—	—	—	—	45,559
No. of Units	—	—	—	—	—	—	—	—	—	279,083
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	15.150
Value at End of Year	—	—	—	—	—	—	—	—	—	17.354
No. of Units	—	—	—	—	—	—	—	—	—	28,484
Money Market Trust - Series I Shares (units first credited 05-04-1987)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	12.735	12.882	13.021	13.172
Value at End of Year	—	—	—	—	—	—	—	12.735	12.882	13.021
Venture No. of Units	—	—	—	—	—	—	—	445	822	825
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	16.428	16.407	16.540	16.762	16.998	17.237	17.479	17.725	17.961	18.214
Value at End of Year	16.513	16.428	16.407	16.540	16.762	16.998	17.237	17.479	17.725	17.961
Ven 22, 20 No. of Units	605,496	739,911	876,831	1,092,481	1,479,869	1,708,490	2,186,037	3,095,658	3,731,384	4,008,763
Ven 24 No. of Units	22,281	28,230	35,683	43,993	49,567	53,097	82,242	114,523	121,411	134,069

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 22, 20 Contracts with GEM
Value at Start of Year	11.610	11.619	11.736	11.917	12.109	12.304	12.502	12.703	12.898	13.106
Value at End of Year	11.646	11.610	11.619	11.736	11.917	12.109	12.304	12.502	12.703	12.898
No. of Units	8,130	13,352	18,658	26,988	27,861	31,172	66,134	125,537	165,231	65,349
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	11.538	11.565	11.699	11.897	12.107	12.321	12.537	12.759	12.974	13.203
Value at End of Year	11.558	11.538	11.565	11.699	11.897	12.107	12.321	12.537	12.759	12.974
No. of Units	32,707	36,426	43,681	56,880	58,190	65,472	81,576	123,886	175,945	228,363
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	16.428	16.407	16.540	16.762	16.998	17.237	17.479	17.725	17.961	18.214
Value at End of Year	16.513	16.428	16.407	16.540	16.762	16.998	17.237	17.479	17.725	17.961
Ven 7, 8 No. of Units	175,412	188,803	238,830	271,761	324,642	405,204	535,010	776,180	894,668	1,046,920
Ven 9 No. of Units	53,108	57,070	58,774	63,420	71,745	105,912	136,506	222,002	256,416	253,544
Ven 3 Contracts with no Optional Riders
Value at Start of Year	16.428	16.407	16.540	16.762	16.998	17.237	17.479	17.725	17.961	18.214
Value at End of Year	16.513	16.428	16.407	16.540	16.762	16.998	17.237	17.479	17.725	17.961
No. of Units	19,953	25,539	29,408	30,913	45,882	72,678	79,289	122,416	140,897	108,758
Ven 1 Contracts with no Optional Riders
Value at Start of Year	18.371	18.328	18.457	18.683	18.926	19.172	19.419	19.672	19.912	20.171
Value at End of Year	18.486	18.371	18.328	18.457	18.683	18.926	19.172	19.419	19.672	19.912
No. of Units	4,011	4,011	4,011	4,011	4,011	4,011	4,011	4,011	4,011	4,011
Money Market Trust - Series II Shares (units first credited 5-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	11.993	12.084	12.224	12.366	12.508	12.652	12.798	12.936	13.086
Value at End of Year	—	—	11.993	12.084	12.224	12.366	12.508	12.652	12.798	12.936
Venture No. of Units	—	—	74,771	298,901	1,633,391	3,531,632	6,072,608	9,377,724	11,956,939	11,931,488
NY Venture No. of Units	—	—	—	19,632	66,270	163,028	271,845	368,057	378,328	399,224
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	11.969	11.930	12.003	12.123	12.245	12.368	12.491	—	—	—
Value at End of Year	12.055	11.969	11.930	12.003	12.123	12.245	12.368	—	—	—
Venture No. of Units	2,123,230	2,507,661	3,001,543	3,310,910	2,517,155	1,413,042	599,511	—	—	—
NY Venture No. of Units	81,793	88,403	106,531	117,403	122,402	64,213	20,110	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	11.602	11.611	11.728	11.894	12.061	12.231	12.403	12.577	12.745	12.925
Value at End of Year	11.638	11.602	11.611	11.728	11.894	12.061	12.231	12.403	12.577	12.745
Ven 22, 20 No. of Units	711,271	865,686	1,119,570	1,327,435	1,563,652	1,941,984	2,571,079	4,611,035	6,147,361	5,083,761
Ven 24 No. of Units	150,049	159,194	194,324	222,723	235,562	384,816	559,276	662,193	870,473	856,399
Ven 22, 20 Contracts with GEM
Value at Start of Year	11.222	11.253	11.390	11.573	11.760	11.950	12.141	12.337	12.527	12.729
Value at End of Year	11.235	11.222	11.253	11.390	11.573	11.760	11.950	12.141	12.337	12.527
No. of Units	7,167	11,826	19,187	23,260	27,305	40,942	58,284	258,875	192,724	147,454
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	12.177	12.360	12.547	12.727	12.919
Value at End of Year	—	—	—	—	—	—	12.177	12.360	12.547	12.727
No. of Units	—	—	—	—	—	—	108,245	143,943	162,721	123,342
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	11.713	11.716	11.829	11.990	12.153	12.318	12.484	—	—	—
Value at End of Year	11.756	11.713	11.716	11.829	11.990	12.153	12.318	—	—	—
No. of Units	59,485	61,809	76,597	91,732	99,260	112,742	28,311	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	10.945	10.992	11.142	11.339	11.539	11.743	11.949	12.160	12.365	12.583
Value at End of Year	10.941	10.945	10.992	11.142	11.339	11.539	11.743	11.949	12.160	12.365
No. of Units	46,173	60,386	104,169	115,788	133,152	189,522	284,880	415,785	606,688	633,874
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	11.716	11.829	11.990	12.153	12.318	12.484	12.654	12.816	12.990
Value at End of Year	—	—	11.716	11.829	11.990	12.153	12.318	12.484	12.654	12.816
Venture No. of Units	—	—	11,642	46,937	373,386	884,645	1,820,167	3,201,260	4,211,115	4,156,351
NY Venture No. of Units	—	—	1,447	5,657	41,530	107,112	147,442	418,397	518,027	370,918

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	11.824	11.810	11.906	12.049	12.195	12.342	12.490	—	—	—
Value at End of Year	11.885	11.824	11.810	11.906	12.049	12.195	12.342	—	—	—
Venture No. of Units	466,854	524,505	670,914	785,242	682,771	388,478	172,238	—	—	—
NY Venture No. of Units	70,648	75,740	83,955	85,342	80,683	49,131	37,063	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	11.811	12.013	12.219	12.419	12.632
Value at End of Year	—	—	—	—	—	—	11.811	12.013	12.219	12.419
NY Venture No. of Units	—	—	—	—	—	—	114,653	141,386	157,999	107,322
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	11.315	11.342	11.473	11.653	11.835	12.019	12.206	—	—	—
Value at End of Year	11.334	11.315	11.342	11.473	11.653	11.835	12.019	—	—	—
NY Venture No. of Units	43,015	44,188	50,841	56,345	57,497	86,505	9,283	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	12.745	12.925
Value at End of Year	—	—	—	—	—	—	—	—	12.577	12.745
No. of Units	—	—	—	—	—	—	—	—	1,196	3,577
Natural Resources Trust (merged into Global Trust eff 11-07-14) - Series II Shares (units first credited 05-05-2003)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	11.573	11.376	11.483	14.588	12.846
Value at End of Year	—	—	—	—	—	—	11.573	11.376	11.483	14.588
Venture No. of Units	—	—	—	—	—	—	214,936	423,692	425,564	450,336
NY Venture No. of Units	—	—	—	—	—	—	23,391	29,162	37,026	54,023
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	—	—	—	13.027	12.786	—	—	—
Value at End of Year	—	—	—	—	—	—	13.027	—	—	—
Venture No. of Units	—	—	—	—	—	—	46,796	—	—	—
NY Venture No. of Units	—	—	—	—	—	—	1,304	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	34.886	34.380	34.790	44.309	39.116
Value at End of Year	—	—	—	—	—	—	34.886	34.380	34.790	44.309
Ven 22, 20 No. of Units	—	—	—	—	—	—	620,404	739,435	945,196	1,178,526
Ven 24 No. of Units	—	—	—	—	—	—	88,225	112,500	127,948	125,264
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	34.150	33.722	34.193	43.636	38.598
Value at End of Year	—	—	—	—	—	—	34.150	33.722	34.193	43.636
No. of Units	—	—	—	—	—	—	14,675	29,423	36,905	44,414
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	11.266	11.113	11.257	14.352	12.682
Value at End of Year	—	—	—	—	—	—	11.266	11.113	11.257	14.352
No. of Units	—	—	—	—	—	—	22,177	31,182	38,651	38,553
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	—	—	—	11.396	11.225	—	—	—
Value at End of Year	—	—	—	—	—	—	11.396	—	—	—
No. of Units	—	—	—	—	—	—	4,977	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	33.608	33.236	33.752	43.137	38.214
Value at End of Year	—	—	—	—	—	—	33.608	33.236	33.752	43.137
No. of Units	—	—	—	—	—	—	25,555	35,548	52,046	50,708
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	11.396	11.225	11.353	14.453	12.752
Value at End of Year	—	—	—	—	—	—	11.396	11.225	11.353	14.453
Venture No. of Units	—	—	—	—	—	—	140,859	201,899	220,964	278,605
NY Venture No. of Units	—	—	—	—	—	—	33,477	36,186	37,374	28,036
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	—	—	—	12.999	12.785	—	—	—
Value at End of Year	—	—	—	—	—	—	12.999	—	—	—
Venture No. of Units	—	—	—	—	—	—	23,410	—	—	—
NY Venture No. of Units	—	—	—	—	—	—	486	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	33.788	33.398	33.898	43.303	38.342
Value at End of Year	—	—	—	—	—	—	33.788	33.398	33.898	43.303
NY Venture No. of Units	—	—	—	—	—	—	4,165	4,965	4,902	2,847
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	—	—	—	34.332	33.885	—	—	—
Value at End of Year	—	—	—	—	—	—	34.332	—	—	—
NY Venture No. of Units	—	—	—	—	—	—	697	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	34.886	34.380	34.790	44.309	39.116
Value at End of Year	—	—	—	—	—	—	34.886	34.380	34.790	44.309
Ven 9 No. of Units	—	—	—	—	—	—	13,082	20,794	25,682	30,483
No. of Units	—	—	—	—	—	—	73,829	103,880	121,848	156,756
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	34.886	34.380	34.790	44.309	39.116
Value at End of Year	—	—	—	—	—	—	34.886	34.380	34.790	44.309
No. of Units	—	—	—	—	—	—	9,457	7,678	9,935	13,001
Opportunistic Fixed Income Trust (formerly Global Bond Trust) - Series I Shares (units first credited 03-18-1988)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	36.930	38.177	35.597	35.031	36.812	36.499	39.133	37.081	34.472	31.692
Value at End of Year	38.739	36.930	38.177	35.597	35.031	36.812	36.499	39.133	37.081	34.472
Ven 22, 20 No. of Units	216,040	242,901	283,653	336,832	349,355	401,779	461,896	543,646	631,328	743,101
Ven 24 No. of Units	5,853	5,159	5,571	5,483	3,540	4,480	4,718	6,266	9,240	14,118
Ven 22, 20 Contracts with GEM
Value at Start of Year	22.810	23.628	22.075	21.767	22.920	22.771	24.463	23.227	21.635	19.931
Value at End of Year	23.880	22.810	23.628	22.075	21.767	22.920	22.771	24.463	23.227	21.635
No. of Units	8,475	8,909	10,728	11,837	12,450	12,721	12,598	13,026	15,422	17,438
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	22.672	23.520	22.007	21.733	22.918	22.803	24.534	23.330	21.764	20.079
Value at End of Year	23.699	22.672	23.520	22.007	21.733	22.918	22.803	24.534	23.330	21.764
No. of Units	3,378	5,119	5,526	6,525	7,783	9,971	11,886	15,909	28,493	50,527
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	36.930	38.177	35.597	35.031	36.812	36.499	39.133	37.081	34.472	31.692
Value at End of Year	38.739	36.930	38.177	35.597	35.031	36.812	36.499	39.133	37.081	34.472
Ven 7, 8 No. of Units	136,606	159,816	182,045	204,445	221,446	253,463	299,262	342,485	392,615	458,018
Ven 9 No. of Units	26,339	28,314	31,144	32,783	34,595	36,860	43,081	52,084	56,069	62,005
Ven 3 Contracts with no Optional Riders
Value at Start of Year	36.930	38.177	35.597	35.031	36.812	36.499	39.133	37.081	34.472	31.692
Value at End of Year	38.739	36.930	38.177	35.597	35.031	36.812	36.499	39.133	37.081	34.472
No. of Units	16,638	17,880	18,888	21,212	22,482	25,202	26,358	36,986	38,640	42,024
Opportunistic Fixed Income Trust (formerly Global Bond Trust) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	16.587	16.303	17.131	16.968	18.195	17.233	16.015	14.711
Value at End of Year	—	—	—	16.587	16.303	17.131	16.968	18.195	17.233	16.015
Venture No. of Units	—	—	—	20	65,810	82,303	572,085	917,210	942,065	1,052,646
NY Venture No. of Units	—	—	—	—	3,800	15,730	49,554	60,252	66,772	75,572
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	11.816	12.183	11.343	11.132	11.680	11.551	12.368	—	—	—
Value at End of Year	12.410	11.816	12.183	11.343	11.132	11.680	11.551	—	—	—
Venture No. of Units	524,599	548,971	713,026	756,469	758,967	754,749	418,157	—	—	—
NY Venture No. of Units	35,625	34,372	43,475	44,579	49,059	48,810	10,572	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	22.188	22.969	21.471	21.156	22.286	22.129	23.789	22.588	21.044	19.378
Value at End of Year	23.210	22.188	22.969	21.471	21.156	22.286	22.129	23.789	22.588	21.044
Ven 22, 20 No. of Units	301,372	318,542	383,101	412,143	461,681	586,134	729,357	877,984	1,040,687	1,222,907
Ven 24 No. of Units	58,826	59,267	67,666	72,763	78,663	97,846	132,103	146,186	155,395	183,261
Ven 22, 20 Contracts with GEM
Value at Start of Year	21.461	22.261	20.851	20.587	21.729	21.619	23.288	22.157	20.683	19.085
Value at End of Year	22.405	21.461	22.261	20.851	20.587	21.729	21.619	23.288	22.157	20.683
No. of Units	24,335	22,725	28,848	28,041	28,914	30,601	35,637	50,300	58,907	61,856

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	16.518	17.775	16.895	15.755	14.523
Value at End of Year	—	—	—	—	—	—	16.518	17.775	16.895	15.755
No. of Units	—	—	—	—	—	—	16,142	18,619	18,608	23,981
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.796	17.378	16.237	15.991	16.836	16.709	17.954	—	—	—
Value at End of Year	17.579	16.796	17.378	16.237	15.991	16.836	16.709	—	—	—
No. of Units	5,801	7,165	8,201	8,112	8,578	12,700	2,953	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	20.932	21.745	20.398	20.170	21.321	21.245	22.919	21.839	20.417	18.867
Value at End of Year	21.820	20.932	21.745	20.398	20.170	21.321	21.245	22.919	21.839	20.417
No. of Units	39,679	44,329	53,886	54,835	66,474	71,003	77,088	104,666	117,639	153,923
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	15.991	16.836	16.709	17.954	17.039	15.866	14.603
Value at End of Year	—	—	—	—	15.991	16.836	16.709	17.954	17.039	15.866
Venture No. of Units	—	—	—	—	13,882	39,988	156,119	311,008	332,406	343,009
NY Venture No. of Units	—	—	—	—	14,007	15,896	40,605	65,768	69,464	77,522
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	11.673	12.060	11.251	11.064	11.631	11.526	12.366	—	—	—
Value at End of Year	12.236	11.673	12.060	11.251	11.064	11.631	11.526	—	—	—
Venture No. of Units	225,062	264,012	424,602	387,253	387,723	372,261	245,110	—	—	—
NY Venture No. of Units	31,366	32,776	42,928	64,064	46,364	49,475	34,914	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	21.369	23.041	21.944	20.505	18.939
Value at End of Year	—	—	—	—	—	—	21.369	23.041	21.944	20.505
NY Venture No. of Units	—	—	—	—	—	—	30,330	34,790	43,276	56,875
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	21.640	22.436	21.004	20.728	21.867	21.745	23.412	—	—	—
Value at End of Year	22.604	21.640	22.436	21.004	20.728	21.867	21.745	—	—	—
NY Venture No. of Units	8,304	9,187	12,456	13,284	16,565	25,615	1,844	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	21.471	21.156	22.286	22.129	23.789	22.588	21.044	19.378
Value at End of Year	—	—	—	21.471	21.156	22.286	22.129	23.789	22.588	21.044
Ven 9 No. of Units	—	—	—	—	194	207	909	955	994	1,047
No. of Units	—	—	—	17,215	17,215	17,215	17,215	17,215	17,215	17,215
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	23.789	22.588	21.044	19.378
Value at End of Year	—	—	—	—	—	—	—	23.789	22.588	21.044
No. of Units	—	—	—	—	—	—	—	285	285	286
PIMCO VIT All Asset Portfolio - Class M Shares (units first credited 05-03-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	19.869	21.344	19.123	17.224	19.261	19.486	19.781	17.499	17.456	15.706
Value at End of Year	21.834	19.869	21.344	19.123	17.224	19.261	19.486	19.781	17.499	17.456
Ven 22, 20 No. of Units	166,196	179,349	246,569	282,644	331,972	447,337	548,896	670,949	642,551	635,543
Ven 24 No. of Units	17,658	17,925	18,867	21,321	28,602	37,160	69,097	70,649	74,796	61,560
Ven 22, 20 Contracts with GEM
Value at Start of Year	19.294	20.769	18.644	16.827	18.855	19.113	19.441	17.233	17.224	15.529
Value at End of Year	21.160	19.294	20.769	18.644	16.827	18.855	19.113	19.441	17.233	17.224
No. of Units	961	979	1,007	1,018	10,927	11,297	5,060	14,191	25,358	17,353
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	18.874	20.347	18.293	16.535	18.555	18.838	19.190	17.036	17.053	15.397
Value at End of Year	20.669	18.874	20.347	18.293	16.535	18.555	18.838	19.190	17.036	17.053
No. of Units	4,675	8,146	10,607	12,173	18,608	21,746	23,315	20,771	22,778	41,722
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	19.869	21.344	19.123	17.224	19.261	19.486	19.781	17.499	17.456	15.706
Value at End of Year	21.834	19.869	21.344	19.123	17.224	19.261	19.486	19.781	17.499	17.456
Ven 9 No. of Units	4,962	5,291	5,486	5,797	5,659	6,826	8,481	6,712	7,814	8,976
No. of Units	25,975	32,480	37,807	47,116	61,577	92,203	105,702	95,939	95,831	82,732

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 3 Contracts with no Optional Riders
Value at Start of Year	19.869	21.344	19.123	17.224	19.261	19.486	19.781	17.499	17.456	15.706
Value at End of Year	21.834	19.869	21.344	19.123	17.224	19.261	19.486	19.781	17.499	17.456
No. of Units	3,942	3,946	3,949	5,895	5,900	6,158	10,219	12,416	12,711	12,345
Real Estate Securities Trust - Series I Shares (units first credited 01-01-1997)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	16.175	12.500	—	—
Value at End of Year	—	—	—	—	—	—	—	16.175	—	—
Venture No. of Units	—	—	—	—	—	—	—	15	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	52.850	55.523	52.999	50.267	49.647	38.219	38.798	33.556	31.086	24.400
Value at End of Year	67.439	52.850	55.523	52.999	50.267	49.647	38.219	38.798	33.556	31.086
Ven 22, 20 No. of Units	213,766	243,583	283,192	322,631	356,541	468,728	472,357	541,332	627,133	765,426
Ven 24 No. of Units	5,026	5,297	8,109	8,823	9,655	10,914	13,090	13,843	15,442	19,479
Ven 22, 20 Contracts with GEM
Value at Start of Year	46.545	48.997	46.863	44.536	44.075	33.998	34.581	29.969	27.819	21.879
Value at End of Year	59.274	46.545	48.997	46.863	44.536	44.075	33.998	34.581	29.969	27.819
No. of Units	4,365	4,483	5,543	5,682	5,901	7,828	9,253	10,286	13,525	15,495
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	48.675	51.317	49.155	46.785	46.370	35.821	36.491	31.672	29.443	23.191
Value at End of Year	61.894	48.675	51.317	49.155	46.785	46.370	35.821	36.491	31.672	29.443
No. of Units	6,889	8,131	9,095	10,214	10,937	12,559	17,017	19,850	23,816	35,614
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	52.850	55.523	52.999	50.267	49.647	38.219	38.798	33.556	31.086	24.400
Value at End of Year	67.439	52.850	55.523	52.999	50.267	49.647	38.219	38.798	33.556	31.086
Ven 7, 8 No. of Units	47,601	48,848	58,170	65,226	70,741	83,154	90,392	100,640	122,714	140,109
Ven 9 No. of Units	12,853	14,258	16,861	18,372	19,109	25,236	27,558	29,265	33,483	40,276
Ven 3 Contracts with no Optional Riders
Value at Start of Year	52.850	55.523	52.999	50.267	49.647	38.219	38.798	33.556	31.086	24.400
Value at End of Year	67.439	52.850	55.523	52.999	50.267	49.647	38.219	38.798	33.556	31.086
No. of Units	7,098	7,519	7,649	7,944	8,696	8,853	9,999	7,667	9,146	9,837
Real Estate Securities Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	20.712	20.447	15.726	15.968	13.796	12.776	10.028
Value at End of Year	—	—	—	—	20.712	20.447	15.726	15.968	13.796	12.776
Venture No. of Units	—	—	—	—	31,581	58,493	142,623	180,938	185,937	231,709
NY Venture No. of Units	—	—	—	—	2,929	8,556	15,395	15,978	16,603	23,922
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	17.695	18.550	17.666	16.724	16.486	12.660	12.836	—	—	—
Value at End of Year	22.615	17.695	18.550	17.666	16.724	16.486	12.660	—	—	—
Venture No. of Units	56,909	64,887	77,879	92,911	80,654	69,309	27,710	—	—	—
NY Venture No. of Units	5,136	6,225	7,347	8,588	6,002	4,745	243	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	42.585	44.821	42.855	40.733	40.314	31.083	31.641	27.406	25.442	20.020
Value at End of Year	54.206	42.585	44.821	42.855	40.733	40.314	31.083	31.641	27.406	25.442
Ven 22, 20 No. of Units	138,415	149,080	183,317	215,621	224,979	275,860	316,343	403,024	490,468	589,120
Ven 24 No. of Units	22,593	22,381	32,413	39,249	41,438	43,099	76,948	95,680	70,091	94,538
Ven 22, 20 Contracts with GEM
Value at Start of Year	41.190	43.441	41.618	39.637	39.307	30.367	30.974	26.883	25.006	19.716
Value at End of Year	52.326	41.190	43.441	41.618	39.637	39.307	30.367	30.974	26.883	25.006
No. of Units	4,331	4,467	5,683	6,803	7,375	11,226	11,720	13,798	20,776	22,012
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	15.309	15.599	13.525	12.568	9.900
Value at End of Year	—	—	—	—	—	—	15.309	15.599	13.525	12.568
No. of Units	—	—	—	—	—	—	17,051	19,767	20,747	22,372
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	21.270	22.376	21.384	20.315	20.095	15.486	15.756	—	—	—
Value at End of Year	27.088	21.270	22.376	21.384	20.315	20.095	15.486	—	—	—
No. of Units	6,047	6,605	7,714	13,099	11,600	23,527	4,234	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	40.175	42.433	40.714	38.834	38.568	29.841	30.483	26.497	24.683	19.491
Value at End of Year	50.959	40.175	42.433	40.714	38.834	38.568	29.841	30.483	26.497	24.683
No. of Units	23,658	28,898	33,032	36,783	53,027	51,357	54,825	58,241	75,052	94,836
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	20.315	20.095	15.486	15.756	13.641	12.657	9.955
Value at End of Year	—	—	—	—	20.315	20.095	15.486	15.756	13.641	12.657
Venture No. of Units	—	—	—	—	17,117	57,053	90,619	112,737	125,215	152,957
NY Venture No. of Units	—	—	—	—	221	2,535	3,805	7,859	8,541	8,982
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	17.482	18.363	17.523	16.622	16.418	12.633	12.834	—	—	—
Value at End of Year	22.297	17.482	18.363	17.523	16.622	16.418	12.633	—	—	—
Venture No. of Units	65,207	77,346	87,916	110,707	97,742	57,118	20,343	—	—	—
NY Venture No. of Units	5,984	6,167	6,467	6,580	6,478	5,457	4,918	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	30.016	30.646	26.625	24.790	19.566
Value at End of Year	—	—	—	—	—	—	30.016	30.646	26.625	24.790
NY Venture No. of Units	—	—	—	—	—	—	7,622	9,292	10,374	12,945
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	41.535	43.782	41.924	39.908	39.556	30.545	31.139	—	—	—
Value at End of Year	52.790	41.535	43.782	41.924	39.908	39.556	30.545	—	—	—
NY Venture No. of Units	3,474	3,498	3,551	3,817	5,069	6,054	1,088	—	—	—
Real Return Bond Trust (merged into Bond Trust eff 04-28-2016) - Series II Shares (units first credited 05-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	17.165	17.964	17.427	19.512	18.225	16.521	15.417
Value at End of Year	—	—	—	—	17.165	17.964	17.427	19.512	18.225	16.521
Ven 22, 20 No. of Units	—	—	—	—	530,518	629,143	741,406	1,101,920	1,234,688	1,398,382
Ven 24 No. of Units	—	—	—	—	63,916	80,056	98,005	136,685	144,291	185,723
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	16.735	17.550	17.060	19.139	17.912	16.270	15.213
Value at End of Year	—	—	—	—	16.735	17.550	17.060	19.139	17.912	16.270
No. of Units	—	—	—	—	24,739	28,966	36,424	47,863	59,319	65,908
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	16.420	17.246	16.789	18.863	17.681	16.084	15.062
Value at End of Year	—	—	—	—	16.420	17.246	16.789	18.863	17.681	16.084
No. of Units	—	—	—	—	37,734	49,250	58,355	103,045	118,126	149,884
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	17.165	17.964	17.427	19.512	18.225	16.521	15.417
Value at End of Year	—	—	—	—	17.165	17.964	17.427	19.512	18.225	16.521
Ven 9 No. of Units	—	—	—	—	16,003	19,704	22,374	31,684	33,118	34,692
No. of Units	—	—	—	—	52,193	66,899	84,631	147,406	146,440	162,826
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	17.165	17.964	17.427	19.512	18.225	16.521	15.417
Value at End of Year	—	—	—	—	17.165	17.964	17.427	19.512	18.225	16.521
No. of Units	—	—	—	—	8,896	5,941	6,442	15,217	18,653	13,028
Science & Technology Trust - Series I Shares (units first credited 01-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	39.754	40.565	29.146	27.270	25.920	23.284	16.451	15.106	16.605	4.014
Value at End of Year	54.120	39.754	40.565	29.146	27.270	25.920	23.284	16.451	15.106	16.605
Ven 22, 20 No. of Units	1,093,048	1,259,714	1,418,577	1,594,346	1,846,664	2,096,722	2,450,497	2,776,497	3,175,726	3,750,607
Ven 24 No. of Units	40,771	44,511	50,831	57,536	68,256	77,418	91,935	100,523	118,599	158,880
Ven 22, 20 Contracts with GEM
Value at Start of Year	17.197	17.584	12.659	11.868	11.303	10.174	7.203	6.627	7.299	5.952
Value at End of Year	23.365	17.197	17.584	12.659	11.868	11.303	10.174	7.203	6.627	7.299
No. of Units	24,825	25,332	25,838	28,346	32,454	35,223	32,142	34,213	41,919	71,447
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	13.399	13.721	9.893	9.288	8.860	7.986	5.662	5.218	5.756	4.700
Value at End of Year	18.178	13.399	13.721	9.893	9.288	8.860	7.986	5.662	5.218	5.756
No. of Units	55,249	58,607	53,639	62,682	72,039	93,522	107,342	126,246	166,661	228,637

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	39.754	40.565	29.146	27.270	25.920	23.284	16.451	15.106	16.605	13.512
Value at End of Year	54.120	39.754	40.565	29.146	27.270	25.920	23.284	16.451	15.106	16.605
Ven 7, 8 No. of Units	178,233	191,984	219,071	222,535	249,337	280,398	301,309	359,520	404,304	475,792
Ven 9 No. of Units	70,509	80,420	87,399	112,838	127,496	136,213	145,235	165,533	194,136	233,521
Ven 3 Contracts with no Optional Riders
Value at Start of Year	39.754	40.565	29.146	27.270	25.920	23.284	16.451	15.106	16.605	13.512
Value at End of Year	54.120	39.754	40.565	29.146	27.270	25.920	23.284	16.451	15.106	16.605
No. of Units	27,038	27,609	27,861	30,495	32,558	35,519	37,085	38,295	39,720	46,749
Science & Technology Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	26.889	25.542	22.926	16.188	14.856	16.330	13.280
Value at End of Year	—	—	—	—	26.889	25.542	22.926	16.188	14.856	16.330
Venture No. of Units	—	—	—	—	28,738	45,028	70,793	87,662	95,954	121,703
NY Venture No. of Units	—	—	—	—	330	1,609	2,893	4,161	4,470	7,094
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	31.153	31.716	22.749	21.245	20.150	18.059	12.732	—	—	—
Value at End of Year	42.484	31.153	31.716	22.749	21.245	20.150	18.059	—	—	—
Venture No. of Units	41,459	50,486	60,381	60,930	53,802	37,265	17,589	—	—	—
NY Venture No. of Units	1,944	3,021	3,195	3,563	3,504	2,214	1,026	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	43.095	44.051	31.723	29.744	28.325	25.487	18.041	16.599	18.291	14.912
Value at End of Year	58.535	43.095	44.051	31.723	29.744	28.325	25.487	18.041	16.599	18.291
Ven 22, 20 No. of Units	249,038	257,183	297,061	288,851	333,196	391,273	430,239	524,806	657,441	805,632
Ven 24 No. of Units	74,107	82,271	103,877	102,628	102,795	84,486	85,724	122,577	115,574	179,369
Ven 22, 20 Contracts with GEM
Value at Start of Year	41.684	42.694	30.807	28.944	27.617	24.900	17.661	16.282	17.978	14.686
Value at End of Year	56.505	41.684	42.694	30.807	28.944	27.617	24.900	17.661	16.282	17.978
No. of Units	9,794	10,625	10,639	11,221	10,671	12,791	13,654	15,608	20,338	31,668
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	24.778	22.318	15.814	14.564	16.065	13.111
Value at End of Year	—	—	—	—	—	24.778	22.318	15.814	14.564	16.065
No. of Units	—	—	—	—	—	537	5,887	8,969	8,845	9,028
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	38.269	39.098	28.142	26.374	25.103	22.577	15.973	—	—	—
Value at End of Year	52.006	38.269	39.098	28.142	26.374	25.103	22.577	—	—	—
No. of Units	2,870	3,388	3,671	4,313	3,623	4,972	319	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	40.656	41.704	30.138	28.357	27.098	24.469	17.381	16.048	17.746	14.519
Value at End of Year	55.029	40.656	41.704	30.138	28.357	27.098	24.469	17.381	16.048	17.746
No. of Units	30,405	28,210	36,442	36,898	42,710	29,337	33,826	45,978	50,475	60,439
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	26.374	25.103	22.577	15.973	14.689	16.178	13.183
Value at End of Year	—	—	—	—	26.374	25.103	22.577	15.973	14.689	16.178
Venture No. of Units	—	—	—	—	5,092	30,026	50,547	53,356	82,434	148,216
NY Venture No. of Units	—	—	—	—	555	639	4,841	8,131	7,923	7,642
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	30.777	31.396	22.565	21.115	20.067	18.021	12.731	—	—	—
Value at End of Year	41.887	30.777	31.396	22.565	21.115	20.067	18.021	—	—	—
Venture No. of Units	17,613	24,221	20,628	24,004	21,760	20,487	8,468	—	—	—
NY Venture No. of Units	9,660	6,545	4,277	4,495	3,857	4,669	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	24.612	17.474	16.126	17.823	14.574
Value at End of Year	—	—	—	—	—	—	24.612	17.474	16.126	17.823
NY Venture No. of Units	—	—	—	—	—	—	12,664	13,788	14,355	12,376
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	42.032	43.029	31.033	29.142	27.792	25.046	17.755	—	—	—
Value at End of Year	57.006	42.032	43.029	31.033	29.142	27.792	25.046	—	—	—
NY Venture No. of Units	1,455	3,315	5,009	7,366	12,063	16,086	747	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	43.095	44.051	31.723	29.744	28.325	25.487	18.041	16.599	18.291	14.912
Value at End of Year	58.535	43.095	44.051	31.723	29.744	28.325	25.487	18.041	16.599	18.291
Ven 9 No. of Units	144	149	154	159	165	170	175	180	185	191
Short Term Government Income Trust - Series I Shares (units first credited 05-03-2010)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.071	12.141	12.242	12.344	12.438	12.470	12.757	12.783	12.613	12.500
Value at End of Year	12.307	12.071	12.141	12.242	12.344	12.438	12.470	12.757	12.783	12.613
Ven 22, 20 No. of Units	797,854	895,592	945,678	986,927	1,042,432	1,182,053	1,534,492	1,641,747	1,914,364	2,303,924
Ven 24 No. of Units	21,220	25,446	27,708	33,193	34,333	37,262	49,369	67,653	74,830	93,268
Ven 22, 20 Contracts with GEM
Value at Start of Year	11.864	11.956	12.080	12.205	12.322	12.379	12.689	12.740	12.596	12.500
Value at End of Year	12.071	11.864	11.956	12.080	12.205	12.322	12.379	12.689	12.740	12.596
No. of Units	5,086	5,820	6,813	7,701	12,636	12,753	15,060	23,600	26,166	28,935
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	11.710	11.819	11.959	12.101	12.236	12.311	12.638	12.708	12.584	12.500
Value at End of Year	11.897	11.710	11.819	11.959	12.101	12.236	12.311	12.638	12.708	12.584
No. of Units	65,090	71,562	78,532	51,092	55,890	76,961	98,995	127,807	151,694	213,029
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	12.071	12.141	12.242	12.344	12.438	12.470	12.757	12.783	12.613	12.500
Value at End of Year	12.307	12.071	12.141	12.242	12.344	12.438	12.470	12.757	12.783	12.613
Ven 7, 8 No. of Units	322,374	345,412	380,635	425,552	500,235	572,327	643,035	806,645	945,848	1,152,373
Ven 9 No. of Units	86,250	98,330	106,887	142,403	148,438	167,130	196,853	420,085	444,292	494,189
Ven 3 Contracts with no Optional Riders
Value at Start of Year	12.071	12.141	12.242	12.344	12.438	12.470	12.757	12.783	12.613	12.500
Value at End of Year	12.307	12.071	12.141	12.242	12.344	12.438	12.470	12.757	12.783	12.613
No. of Units	72,556	76,158	81,907	83,457	92,483	94,416	89,814	88,395	120,205	122,302
Short Term Government Income Trust - Series II Shares (units first credited 05-03-2010)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	12.371	12.469	12.495	12.775	12.795	12.619	12.500
Value at End of Year	—	—	—	—	12.371	12.469	12.495	12.775	12.795	12.619
Venture No. of Units	—	—	—	—	57,324	131,757	202,780	232,365	247,867	289,010
NY Venture No. of Units	—	—	—	—	2,884	3,997	5,187	6,750	7,330	5,174
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	11.945	11.990	12.065	12.132	12.210	12.217	12.472	—	—	—
Value at End of Year	12.203	11.945	11.990	12.065	12.132	12.210	12.217	—	—	—
Venture No. of Units	95,027	104,108	189,481	230,802	147,688	100,516	14,965	—	—	—
NY Venture No. of Units	981	2,653	2,770	3,010	198	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	11.866	11.958	12.081	12.196	12.324	12.381	12.690	12.742	12.598	12.500
Value at End of Year	12.073	11.866	11.958	12.081	12.196	12.324	12.381	12.690	12.742	12.598
Ven 22, 20 No. of Units	300,563	341,365	253,160	322,849	316,189	354,798	366,059	420,128	505,042	747,829
Ven 24 No. of Units	53,118	60,264	68,992	80,176	79,253	102,477	101,292	135,792	138,678	232,679
Ven 22, 20 Contracts with GEM
Value at Start of Year	11.661	11.776	11.921	12.059	12.209	12.290	12.622	12.699	12.581	12.500
Value at End of Year	11.841	11.661	11.776	11.921	12.059	12.209	12.290	12.622	12.699	12.581
No. of Units	6,842	6,158	10,344	19,228	20,217	18,726	20,726	24,239	36,364	77,568
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	12.335	12.656	12.720	12.589	12.500
Value at End of Year	—	—	—	—	—	—	12.335	12.656	12.720	12.589
No. of Units	—	—	—	—	—	—	15,119	18,232	20,063	20,239
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	11.917	12.004	12.122	12.231	12.353	12.403	12.707	—	—	—
Value at End of Year	12.131	11.917	12.004	12.122	12.231	12.353	12.403	—	—	—
No. of Units	855	26,998	14,195	4,357	11,635	11,864	636	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	11.511	11.641	11.802	11.957	12.124	12.223	12.572	12.667	12.568	12.500
Value at End of Year	11.671	11.511	11.641	11.802	11.957	12.124	12.223	12.572	12.667	12.568
No. of Units	59,613	85,240	64,928	75,154	96,700	102,889	134,051	273,411	330,164	386,663

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	12.231	12.353	12.403	12.707	12.752	12.602	12.500
Value at End of Year	—	—	—	—	12.231	12.353	12.403	12.707	12.752	12.602
Venture No. of Units	—	—	—	—	8,385	18,495	32,003	200,929	225,986	240,402
NY Venture No. of Units	—	—	—	—	4,856	7,372	119,005	14,163	13,678	107,752
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	11.801	11.869	11.968	12.058	12.159	12.191	12.470	—	—	—
Value at End of Year	12.031	11.801	11.869	11.968	12.058	12.159	12.191	—	—	—
Venture No. of Units	7,383	14,811	17,506	16,911	23,230	14,132	96,397	—	—	—
NY Venture No. of Units	17,977	17,775	14,343	9,696	7,280	7,468	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	12.245	12.589	12.678	12.572	12.500
Value at End of Year	—	—	—	—	—	—	12.245	12.589	12.678	12.572
NY Venture No. of Units	—	—	—	—	—	—	4,722	4,531	2,726	4,692
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	11.712	11.821	11.961	12.093	12.238	12.500	—	—	—	—
Value at End of Year	—	11.712	11.821	11.961	12.093	12.238	—	—	—	—
NY Venture No. of Units	—	1,722	2,092	2,118	3,999	4,716	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	12.081	12.196	12.324	12.381	12.690	12.742	12.598	12.500
Value at End of Year	—	—	—	12.081	12.196	12.324	12.381	12.690	12.742	12.598
No. of Units	—	—	—	21,957	21,957	21,957	21,957	21,957	21,957	21,957
Small Cap Index Trust - Series I Shares (units first credited 05-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	29.290	33.537	29.731	24.922	26.486	25.681	18.787	16.411	17.427	13.985
Value at End of Year	36.116	29.290	33.537	29.731	24.922	26.486	25.681	18.787	16.411	17.427
Ven 22, 20 No. of Units	134,983	166,025	172,932	204,221	198,899	243,178	281,612	295,582	350,477	413,505
Ven 24 No. of Units	911	1,245	1,385	1,995	3,419	4,406	4,726	5,008	5,084	5,683
Ven 22, 20 Contracts with GEM
Value at Start of Year	29.055	33.335	29.611	24.871	26.485	25.731	18.862	16.510	17.566	14.125
Value at End of Year	35.755	29.055	33.335	29.611	24.871	26.485	25.731	18.862	16.510	17.566
No. of Units	1,468	1,513	1,514	1,536	1,586	1,597	1,549	1,740	2,015	2,721
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	28.323	32.544	28.951	24.354	25.973	25.272	18.553	16.263	17.330	13.956
Value at End of Year	34.801	28.323	32.544	28.951	24.354	25.973	25.272	18.553	16.263	17.330
No. of Units	929	1,106	1,156	1,291	1,917	5,924	6,766	8,489	17,863	24,787
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	29.290	33.537	29.731	24.922	26.486	25.681	18.787	16.411	17.427	13.985
Value at End of Year	36.116	29.290	33.537	29.731	24.922	26.486	25.681	18.787	16.411	17.427
Ven 7, 8 No. of Units	19,374	23,347	24,302	27,264	28,244	26,119	31,754	36,625	47,517	51,696
Ven 9 No. of Units	2,340	2,378	3,186	3,303	6,110	7,444	4,469	4,473	3,116	5,476
Ven 3 Contracts with no Optional Riders
Value at Start of Year	29.290	33.537	29.731	24.922	26.486	25.681	18.787	16.411	17.427	13.985
Value at End of Year	36.116	29.290	33.537	29.731	24.922	26.486	25.681	18.787	16.411	17.427
No. of Units	2,654	2,654	2,654	2,654	2,654	3,565	3,574	3,616	4,161	4,217
Small Cap Index Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.788	15.746	13.928	12.500	—	—	—	—	—	—
Value at End of Year	17.032	13.788	15.746	13.928	—	—	—	—	—	—
Venture No. of Units	3,336	3,412	3,217	1,155	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	29.991	34.388	30.541	25.659	27.331	26.547	19.460	17.040	18.121	14.573
Value at End of Year	36.901	29.991	34.388	30.541	25.659	27.331	26.547	19.460	17.040	18.121
Ven 22, 20 No. of Units	89,207	97,335	109,029	142,214	134,246	219,028	267,898	334,421	355,805	404,971
Ven 24 No. of Units	36,998	39,445	42,637	45,713	48,538	50,033	70,043	74,568	77,877	88,308
Ven 22, 20 Contracts with GEM
Value at Start of Year	29.009	33.329	29.659	24.968	26.649	25.936	19.050	16.714	17.810	14.352
Value at End of Year	35.621	29.009	33.329	29.659	24.968	26.649	25.936	19.050	16.714	17.810
No. of Units	2,154	2,393	6,120	6,018	6,151	6,671	7,210	6,114	26,138	12,719

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	28.293	32.556	29.015	24.462	26.148	25.487	18.748	16.474	17.581	14.188
Value at End of Year	34.691	28.293	32.556	29.015	24.462	26.148	25.487	18.748	16.474	17.581
No. of Units	13,558	14,367	15,732	21,638	15,125	17,221	37,140	26,060	31,217	37,374
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.727	15.708	13.923	12.500	—	—	—	—	—	—
Value at End of Year	—	13.727	15.708	13.923	—	—	—	—	—	—
Venture No. of Units	—	2,444	2,283	2,238	—	—	—	—	—	—
Small Cap Opportunities Trust - Series I Shares (units first credited 05-01-2005)
Ven 24, 21, 20 Contracts with no Optional Benefits
Value at Start of Year	34.229	40.293	36.786	31.226	33.391	33.074	23.930	20.771	21.751	17.010
Value at End of Year	42.373	34.229	40.293	36.786	31.226	33.391	33.074	23.930	20.771	21.751
Ven 22, 20 No. of Units	420,451	477,548	546,057	619,065	729,858	836,713	998,155	470,977	559,734	735,539
Ven 24 No. of Units	13,409	15,583	19,141	20,707	22,823	23,743	29,687	15,561	15,721	35,342
Ven 22, 20 Contracts with GEM
Value at Start of Year	33.173	39.129	35.794	30.445	32.621	32.376	23.472	20.414	21.420	16.785
Value at End of Year	40.984	33.173	39.129	35.794	30.445	32.621	32.376	23.472	20.414	21.420
No. of Units	2,861	4,943	5,107	4,969	5,910	5,178	5,179	2,101	2,391	2,480
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	32.403	38.278	35.068	29.872	32.055	31.862	23.134	20.150	21.175	16.618
Value at End of Year	39.971	32.403	38.278	35.068	29.872	32.055	31.862	23.134	20.150	21.175
No. of Units	7,202	10,272	12,446	13,184	14,636	17,333	22,952	12,420	15,646	21,116
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	34.229	40.293	36.786	31.226	33.391	33.074	23.930	20.771	21.751	17.010
Value at End of Year	42.373	34.229	40.293	36.786	31.226	33.391	33.074	23.930	20.771	21.751
Ven 7, 8 No. of Units	52,799	62,307	69,385	82,063	91,022	111,406	132,536	50,006	60,018	76,170
Ven 9 No. of Units	31,080	38,137	39,901	43,390	47,407	50,891	57,519	19,050	19,808	25,863
Ven 3 Contracts with no Optional Riders
Value at Start of Year	34.229	40.293	36.786	31.226	33.391	33.074	23.930	20.771	21.751	17.010
Value at End of Year	42.373	34.229	40.293	36.786	31.226	33.391	33.074	23.930	20.771	21.751
No. of Units	5,348	6,983	6,907	7,066	8,068	11,892	13,185	2,826	7,028	27,771
Small Cap Opportunities Trust - Series II Shares (units first credited 05-05-2003)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	15.505	16.570	16.412	11.865	10.293	10.769	8.423
Value at End of Year	—	—	—	—	15.505	16.570	16.412	11.865	10.293	10.769
Venture No. of Units	—	—	—	—	17,708	27,997	54,941	83,889	90,255	106,366
NY Venture No. of Units	—	—	—	—	—	1,996	1,074	1,596	4,368	6,096
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	18.650	21.911	19.961	16.908	18.041	17.843	12.880	—	—	—
Value at End of Year	23.128	18.650	21.911	19.961	16.908	18.041	17.843	—	—	—
Venture No. of Units	14,591	20,030	23,315	31,449	21,804	30,198	16,483	—	—	—
NY Venture No. of Units	1,189	1,218	2,414	2,890	3,019	1,346	381	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	33.308	39.289	35.936	30.561	32.741	32.510	23.561	20.491	21.494	16.852
Value at End of Year	41.140	33.308	39.289	35.936	30.561	32.741	32.510	23.561	20.491	21.494
Ven 22, 20 No. of Units	171,403	190,826	209,745	237,048	269,669	322,264	394,144	296,630	336,442	406,610
Ven 24 No. of Units	101,988	121,659	119,998	121,782	121,294	119,912	126,519	111,852	115,265	134,159
Ven 22, 20 Contracts with GEM
Value at Start of Year	32.280	38.153	34.967	29.796	31.986	31.824	23.110	20.139	21.167	16.629
Value at End of Year	39.791	32.280	38.153	34.967	29.796	31.986	31.824	23.110	20.139	21.167
No. of Units	26,436	26,910	27,900	29,918	30,597	33,580	38,877	30,284	32,689	31,340
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	15.977	11.591	10.090	10.595	8.315
Value at End of Year	—	—	—	—	—	—	15.977	11.591	10.090	10.595
No. of Units	—	—	—	—	—	—	988	2,595	2,836	2,785
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.600	19.571	17.892	15.208	16.285	16.162	11.707	—	—	—
Value at End of Year	20.514	16.600	19.571	17.892	15.208	16.285	16.162	—	—	—
No. of Units	1,034	1,471	1,383	1,437	1,599	1,925	949	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	31.530	37.323	34.258	29.235	31.431	31.319	22.777	19.879	20.925	9.723
Value at End of Year	38.808	31.530	37.323	34.258	29.235	31.431	31.319	22.777	19.879	20.925
No. of Units	7,696	9,351	11,219	13,988	19,096	21,926	30,448	24,520	30,752	35,578
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	15.208	16.285	16.162	11.707	10.176	10.669	8.361
Value at End of Year	—	—	—	—	15.208	16.285	16.162	11.707	10.176	10.669
Venture No. of Units	—	—	—	—	4,687	11,515	19,975	26,849	29,087	24,347
NY Venture No. of Units	—	—	—	—	16,323	800	1,073	1,729	1,725	1,719
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	18.425	21.690	19.800	16.804	17.967	17.805	12.878	—	—	—
Value at End of Year	22.803	18.425	21.690	19.800	16.804	17.967	17.805	—	—	—
Venture No. of Units	13,296	20,432	24,155	24,922	22,820	13,774	7,266	—	—	—
NY Venture No. of Units	1,112	1,157	1,076	1,016	1,096	375	356	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	31.486	22.888	19.965	21.005	16.518
Value at End of Year	—	—	—	—	—	—	31.486	22.888	19.965	21.005
NY Venture No. of Units	—	—	—	—	—	—	1,015	1,118	1,161	1,213
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	32.534	38.434	35.207	29.985	32.173	31.994	23.222	—	—	—
Value at End of Year	40.124	32.534	38.434	35.207	29.985	32.173	31.994	—	—	—
NY Venture No. of Units	59	59	56	53	969	1,012	56	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	32.510	23.561	20.491	21.494	16.852
Value at End of Year	—	—	—	—	—	—	32.510	23.561	20.491	21.494
Ven 9 No. of Units	—	—	—	—	—	—	196	207	215	226
Small Cap Stock Trust (formerly Small Cap Growth Trust) - Series I Shares (units first credited 04-29-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	30.979	33.227	26.683	26.492	29.541	27.909	19.683	17.166	18.720	—
Value at End of Year	42.078	30.979	33.227	26.683	26.492	29.541	27.909	19.683	17.166	—
Ven 22, 20 No. of Units	157,609	191,732	199,826	176,295	234,002	205,818	292,492	259,435	281,775	—
Ven 24 No. of Units	2,268	4,823	4,169	4,540	4,727	6,767	7,529	7,821	8,554	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	30.143	32.396	26.067	25.932	28.975	27.429	19.383	16.939	18.509	—
Value at End of Year	40.861	30.143	32.396	26.067	25.932	28.975	27.429	19.383	16.939	—
No. of Units	3,902	3,935	5,397	5,422	5,376	6,150	6,851	4,794	3,821	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	29.531	31.786	25.615	25.521	28.558	27.075	19.161	16.770	18.353	—
Value at End of Year	39.971	29.531	31.786	25.615	25.521	28.558	27.075	19.161	16.770	—
No. of Units	3,913	4,214	2,486	2,373	3,432	3,433	3,839	5,117	7,190	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	30.979	33.227	26.683	26.492	29.541	27.909	19.683	17.166	18.720	—
Value at End of Year	42.078	30.979	33.227	26.683	26.492	29.541	27.909	19.683	17.166	—
Ven 7, 8 No. of Units	23,559	27,448	28,534	34,057	35,039	39,048	53,302	48,643	51,001	—
Ven 9 No. of Units	6,680	6,959	7,261	8,159	9,100	10,584	10,761	10,501	11,867	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	30.979	33.227	26.683	26.492	29.541	27.909	19.683	17.166	18.720	—
Value at End of Year	42.078	30.979	33.227	26.683	26.492	29.541	27.909	19.683	17.166	—
No. of Units	3,829	2,808	9,041	9,224	9,378	10,117	11,512	13,028	12,930	—
Small Cap Stock Trust (formerly Small Cap Growth Trust) - Series II Shares (units first credited 04-29-2005)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	19.224	19.039	21.177	19.957	14.040	12.214	13.286	11.043
Value at End of Year	—	—	—	19.224	19.039	21.177	19.957	14.040	12.214	13.286
Venture No. of Units	—	—	—	13	22,861	41,884	82,917	107,076	118,770	131,554
NY Venture No. of Units	—	—	—	—	1,798	3,823	5,117	7,595	11,662	12,087
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	20.825	22.246	17.794	17.596	19.543	18.389	12.917	—	—	—
Value at End of Year	28.399	20.825	22.246	17.794	17.596	19.543	18.389	—	—	—
Venture No. of Units	27,413	40,821	53,529	59,330	58,551	54,670	17,965	—	—	—
NY Venture No. of Units	1,763	2,031	2,317	3,090	3,300	1,607	909	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	30.979	33.227	26.683	26.492	29.541	27.909	19.683	17.166	18.720	15.598
Value at End of Year	42.078	30.979	33.227	26.683	26.492	29.541	27.909	19.683	17.166	18.720
Ven 22, 20 No. of Units	100,470	108,253	97,967	121,684	126,572	90,537	151,479	166,568	213,343	461,784
Ven 24 No. of Units	10,519	11,631	23,566	24,976	25,548	29,824	35,503	35,747	35,039	32,581
Ven 22, 20 Contracts with GEM
Value at Start of Year	30.143	32.396	26.067	25.932	28.975	27.429	19.383	16.939	18.509	15.453
Value at End of Year	40.861	30.143	32.396	26.067	25.932	28.975	27.429	19.383	16.939	18.509
No. of Units	9,997	10,141	9,761	9,652	10,108	10,236	12,486	13,722	19,689	33,171
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	19.428	13.715	11.974	13.071	10.902
Value at End of Year	—	—	—	—	—	—	19.428	13.715	11.974	13.071
No. of Units	—	—	—	—	—	—	7,747	6,709	7,711	7,794
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	21.869	23.445	18.818	18.674	20.813	19.653	13.853	—	—	—
Value at End of Year	29.720	21.869	23.445	18.818	18.674	20.813	19.653	—	—	—
No. of Units	1,787	1,825	1,601	1,530	7,416	5,098	95	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	29.531	31.786	25.615	25.521	28.558	27.075	19.161	16.770	18.353	15.345
Value at End of Year	39.971	29.531	31.786	25.615	25.521	28.558	27.075	19.161	16.770	18.353
No. of Units	14,964	16,106	15,621	18,764	15,178	6,452	8,191	11,124	20,622	22,069
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	18.674	20.813	19.653	13.853	12.076	13.163	10.962
Value at End of Year	—	—	—	—	18.674	20.813	19.653	13.853	12.076	13.163
Venture No. of Units	—	—	—	—	8,737	67,754	76,756	94,939	102,125	103,793
NY Venture No. of Units	—	—	—	—	939	2,188	8,349	10,252	9,724	9,786
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	20.573	22.022	17.650	17.488	19.462	18.350	12.916	—	—	—
Value at End of Year	28.000	20.573	22.022	17.650	17.488	19.462	18.350	—	—	—
Venture No. of Units	26,513	26,814	35,792	39,987	40,492	19,356	19,414	—	—	—
NY Venture No. of Units	10,038	10,078	14,225	16,417	16,293	16,889	5,232	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	27.192	19.235	16.826	18.405	15.381
Value at End of Year	—	—	—	—	—	—	27.192	19.235	16.826	18.405
NY Venture No. of Units	—	—	—	—	—	—	2,294	4,515	4,630	5,236
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	30.350	32.602	26.220	26.071	29.115	27.548	19.458	—	—	—
Value at End of Year	41.162	30.350	32.602	26.220	26.071	29.115	27.548	—	—	—
NY Venture No. of Units	76	114	122	135	562	3,425	1,276	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	15.598
Value at End of Year	—	—	—	—	—	—	—	—	—	18.720
Ven 9 No. of Units	—	—	—	—	—	—	—	—	—	14,233
No. of Units	—	—	—	—	—	—	—	—	—	53,174
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	15.598
Value at End of Year	—	—	—	—	—	—	—	—	—	18.720
No. of Units	—	—	—	—	—	—	—	—	—	12,193
Small Cap Value Trust - Series II Shares (units first credited 04-29-2005)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	23.091	23.730	22.444	17.070	14.950	14.996	12.046
Value at End of Year	—	—	—	—	23.091	23.730	22.444	17.070	14.950	14.996
Venture No. of Units	—	—	—	—	22,645	47,396	116,828	139,443	150,988	170,114
NY Venture No. of Units	—	—	—	—	3,711	5,113	10,132	22,067	23,062	24,621
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	18.815	21.760	21.236	17.516	17.975	16.975	12.891	—	—	—
Value at End of Year	23.534	18.815	21.760	21.236	17.516	17.975	16.975	—	—	—
Venture No. of Units	45,735	49,302	63,953	74,680	63,642	74,167	15,474	—	—	—
NY Venture No. of Units	1,350	1,810	2,078	6,699	3,023	6,467	1,091	—	—	—

`

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	29.488	34.241	33.549	27.784	28.625	27.141	20.694	18.170	18.272	14.714
Value at End of Year	36.735	29.488	34.241	33.549	27.784	28.625	27.141	20.694	18.170	18.272
Ven 22, 20 No. of Units	208,288	235,571	299,364	339,020	347,254	395,270	468,182	528,416	596,108	678,366
Ven 24 No. of Units	19,325	20,321	21,362	26,434	26,304	23,622	34,005	38,007	44,860	43,183
Ven 22, 20 Contracts with GEM
Value at Start of Year	28.693	33.384	32.775	27.197	28.077	26.674	20.379	17.929	18.066	14.577
Value at End of Year	35.673	28.693	33.384	32.775	27.197	28.077	26.674	20.379	17.929	18.066
No. of Units	3,452	3,565	4,541	4,584	5,165	7,304	8,205	10,096	10,908	18,206
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	21.849	16.675	14.656	14.753	11.892
Value at End of Year	—	—	—	—	—	—	21.849	16.675	14.656	14.753
No. of Units	—	—	—	—	—	—	7,720	13,396	14,200	15,310
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	24.073	27.939	27.361	22.648	23.322	22.102	16.843	—	—	—
Value at End of Year	30.005	24.073	27.939	27.361	22.648	23.322	22.102	—	—	—
No. of Units	834	870	1,016	1,310	3,181	6,196	4,173	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	28.110	32.756	32.206	26.766	27.672	26.330	20.145	17.751	17.913	14.475
Value at End of Year	34.896	28.110	32.756	32.206	26.766	27.672	26.330	20.145	17.751	17.913
No. of Units	20,420	21,223	21,435	25,366	20,147	32,087	38,291	23,299	26,730	35,117
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	22.648	23.322	22.102	16.843	14.782	14.857	11.958
Value at End of Year	—	—	—	—	22.648	23.322	22.102	16.843	14.782	14.857
Venture No. of Units	—	—	—	—	11,783	48,469	81,732	103,314	115,986	115,471
NY Venture No. of Units	—	—	—	—	543	12,227	6,319	7,495	8,061	8,036
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	18.588	21.541	21.064	17.409	17.900	16.938	12.889	—	—	—
Value at End of Year	23.203	18.588	21.541	21.064	17.409	17.900	16.938	—	—	—
Venture No. of Units	53,762	54,874	61,967	72,381	71,367	43,080	9,096	—	—	—
NY Venture No. of Units	5,089	5,270	5,672	5,753	5,326	5,358	415	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	26.444	20.223	17.810	17.963	14.509
Value at End of Year	—	—	—	—	—	—	26.444	20.223	17.810	17.963
NY Venture No. of Units	—	—	—	—	—	—	3,305	3,578	4,179	4,358
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	28.889	33.596	32.967	27.343	28.213	26.790	20.457	—	—	—
Value at End of Year	35.935	28.889	33.596	32.967	27.343	28.213	26.790	—	—	—
NY Venture No. of Units	548	556	553	534	2,223	2,764	99	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	29.488	34.241	33.549	27.784	28.625	27.141	20.694	18.170	18.272	14.714
Value at End of Year	36.735	29.488	34.241	33.549	27.784	28.625	27.141	20.694	18.170	18.272
Ven 9 No. of Units	10,535	12,063	14,486	15,889	17,972	19,384	16,905	21,018	29,745	34,788
No. of Units	33,479	40,529	48,320	58,488	63,384	68,487	72,243	76,176	95,627	105,428
Ven 3 Contracts with no Optional Riders
Value at Start of Year	29.488	34.241	33.549	27.784	28.625	27.141	20.694	18.170	18.272	14.714
Value at End of Year	36.735	29.488	34.241	33.549	27.784	28.625	27.141	20.694	18.170	18.272
No. of Units	2,455	2,733	9,956	15,605	15,819	15,749	16,426	17,125	19,365	16,207
Small Company Value Trust - Series I Shares (units first credited 10-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	41.155	47.944	43.607	33.421	35.903	36.369	28.023	24.438	25.014	20.902
Value at End of Year	50.942	41.155	47.944	43.607	33.421	35.903	36.369	28.023	24.438	25.014
Ven 22, 20 No. of Units	382,998	426,570	488,364	569,784	643,142	722,017	879,915	984,611	1,167,231	1,361,761
Ven 24 No. of Units	15,589	18,777	20,024	21,554	22,375	24,263	27,438	31,850	38,963	49,245
Ven 22, 20 Contracts with GEM
Value at Start of Year	39.380	45.968	41.894	32.172	34.631	35.151	27.139	23.714	24.321	20.364
Value at End of Year	48.648	39.380	45.968	41.894	32.172	34.631	35.151	27.139	23.714	24.321
No. of Units	3,028	3,479	3,597	3,795	4,270	7,274	9,571	10,080	14,526	19,147

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	41.499	48.516	44.281	34.057	36.714	37.322	28.858	25.254	25.940	21.752
Value at End of Year	51.189	41.499	48.516	44.281	34.057	36.714	37.322	28.858	25.254	25.940
No. of Units	9,368	13,876	17,325	19,189	22,105	24,349	29,318	33,761	49,069	59,907
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	41.155	47.944	43.607	33.421	35.903	36.369	28.023	24.438	25.014	20.902
Value at End of Year	50.942	41.155	47.944	43.607	33.421	35.903	36.369	28.023	24.438	25.014
Ven 7, 8 No. of Units	64,218	73,299	82,388	96,190	101,173	119,621	146,333	161,633	197,848	234,017
Ven 9 No. of Units	17,931	20,770	23,123	25,113	27,128	30,352	39,553	45,697	56,564	62,123
Ven 3 Contracts with no Optional Riders
Value at Start of Year	41.155	47.944	43.607	33.421	35.903	36.369	28.023	24.438	25.014	20.902
Value at End of Year	50.942	41.155	47.944	43.607	33.421	35.903	36.369	28.023	24.438	25.014
No. of Units	6,079	6,308	8,033	11,956	12,698	16,236	21,895	24,966	28,559	27,232
Small Company Value Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	17.753	19.062	19.306	14.861	12.948	13.257	11.068
Value at End of Year	—	—	—	—	17.753	19.062	19.306	14.861	12.948	13.257
Venture No. of Units	—	—	—	—	13,687	54,920	120,025	162,263	180,558	197,958
NY Venture No. of Units	—	—	—	—	203	1,400	6,061	9,130	15,847	16,481
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	19.229	22.349	20.289	15.519	16.639	16.826	12.933	—	—	—
Value at End of Year	23.838	19.229	22.349	20.289	15.519	16.639	16.826	—	—	—
Venture No. of Units	69,161	70,491	76,215	88,141	94,284	83,767	34,831	—	—	—
NY Venture No. of Units	727	819	1,012	2,065	1,804	2,650	1,572	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	33.689	39.314	35.833	27.519	29.622	30.076	23.210	20.273	20.808	17.417
Value at End of Year	41.598	33.689	39.314	35.833	27.519	29.622	30.076	23.210	20.273	20.808
Ven 22, 20 No. of Units	261,017	277,546	294,425	349,419	396,021	405,944	502,592	678,965	810,580	934,857
Ven 24 No. of Units	66,665	72,313	93,640	95,460	102,484	107,889	131,675	164,409	196,680	237,217
Ven 22, 20 Contracts with GEM
Value at Start of Year	32.586	38.103	34.799	26.778	28.882	29.384	22.722	19.886	20.451	17.152
Value at End of Year	40.156	32.586	38.103	34.799	26.778	28.882	29.384	22.722	19.886	20.451
No. of Units	26,371	27,968	27,410	32,869	32,895	32,634	34,331	37,328	42,946	47,687
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	18.794	14.518	12.694	13.041	10.927
Value at End of Year	—	—	—	—	—	—	18.794	14.518	12.694	13.041
No. of Units	—	—	—	—	—	—	3,805	8,103	9,430	10,474
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	21.349	24.901	22.684	17.412	18.734	19.011	14.664	—	—	—
Value at End of Year	26.374	21.349	24.901	22.684	17.412	18.734	19.011	—	—	—
No. of Units	1,456	1,451	1,418	2,692	3,171	4,682	2,495	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	31.783	37.220	34.042	26.235	28.340	28.875	22.362	19.601	20.188	16.957
Value at End of Year	39.107	31.783	37.220	34.042	26.235	28.340	28.875	22.362	19.601	20.188
No. of Units	39,189	45,013	53,986	71,913	68,841	97,022	114,329	132,804	147,736	172,635
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	17.412	18.734	19.011	14.664	12.802	13.133	10.987
Value at End of Year	—	—	—	—	17.412	18.734	19.011	14.664	12.802	13.133
Venture No. of Units	—	—	—	—	12,807	35,982	55,732	83,296	85,534	88,532
NY Venture No. of Units	—	—	—	—	—	—	17,673	23,212	23,217	23,292
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	18.997	22.124	20.124	15.424	16.570	16.790	12.932	—	—	—
Value at End of Year	23.503	18.997	22.124	20.124	15.424	16.570	16.790	—	—	—
Venture No. of Units	37,088	38,610	40,525	45,228	48,319	29,157	21,715	—	—	—
NY Venture No. of Units	497	497	497	497	497	19,493	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	29.044	22.481	19.695	20.275	17.022
Value at End of Year	—	—	—	—	—	—	29.044	22.481	19.695	20.275
NY Venture No. of Units	—	—	—	—	—	—	1,299	1,466	1,641	1,272

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	32.859	38.402	35.054	26.961	29.065	29.555	22.843	—	—	—
Value at End of Year	40.512	32.859	38.402	35.054	26.961	29.065	29.555	—	—	—
NY Venture No. of Units	257	257	254	249	845	1,359	90	—	—	—
Smaller Company Growth Trust (merged into Small Cap Opportunities Trust eff 12-06-2013) - Series II Shares (units first credited 11-16-2009)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	16.887	14.766	16.152	13.119
Value at End of Year	—	—	—	—	—	—	—	16.887	14.766	16.152
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	269,511	317,569	364,521
Ven 24 No. of Units	—	—	—	—	—	—	—	73,881	82,044	108,040
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	16.781	14.704	16.116	13.116
Value at End of Year	—	—	—	—	—	—	—	16.781	14.704	16.116
No. of Units	—	—	—	—	—	—	—	17,556	25,096	26,845
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	16.703	14.657	16.088	13.113
Value at End of Year	—	—	—	—	—	—	—	16.703	14.657	16.088
No. of Units	—	—	—	—	—	—	—	22,641	26,654	33,948
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	16.887	14.766	16.152	13.119
Value at End of Year	—	—	—	—	—	—	—	16.887	14.766	16.152
No. of Units	—	—	—	—	—	—	—	151	151	151
Smaller Company Growth Trust (merged into Small Cap Opportunities Trust eff 12-06-2013) - Series I Shares (units first credited 11-16-2009)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	16.994	14.829	16.189	13.129
Value at End of Year	—	—	—	—	—	—	—	16.994	14.829	16.189
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	938,204	1,077,510	1,332,808
Ven 24 No. of Units	—	—	—	—	—	—	—	22,715	28,362	48,487
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	16.888	14.766	16.152	13.125
Value at End of Year	—	—	—	—	—	—	—	16.888	14.766	16.152
No. of Units	—	—	—	—	—	—	—	5,103	7,941	12,602
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	16.809	14.719	16.125	13.123
Value at End of Year	—	—	—	—	—	—	—	16.809	14.719	16.125
No. of Units	—	—	—	—	—	—	—	18,842	20,157	26,093
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	16.994	14.829	16.189	13.129
Value at End of Year	—	—	—	—	—	—	—	16.994	14.829	16.189
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	105,056	124,553	152,667
Ven 9 No. of Units	—	—	—	—	—	—	—	58,738	69,661	81,760
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	16.994	14.829	16.189	13.129
Value at End of Year	—	—	—	—	—	—	—	16.994	14.829	16.189
No. of Units	—	—	—	—	—	—	—	10,700	11,427	12,154
Strategic Income Opportunities Trust - Series I Shares (units first credited 11-08-2010)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	22.142	23.646	22.709	21.907	21.949	21.186	20.694	18.597	18.484	12.500
Value at End of Year	24.216	22.142	23.646	22.709	21.907	21.949	21.186	20.694	18.597	18.484
Ven 22, 20 No. of Units	488,187	543,113	620,578	702,700	793,361	878,569	1,027,024	1,225,927	1,424,937	1,745,334
Ven 24 No. of Units	4,513	7,751	8,235	9,911	11,906	13,210	17,542	23,359	32,823	40,376
Ven 22, 20 Contracts with GEM
Value at Start of Year	21.502	23.008	22.141	21.402	21.485	20.780	20.339	18.314	18.239	12.500
Value at End of Year	23.468	21.502	23.008	22.141	21.402	21.485	20.780	20.339	18.314	18.239
No. of Units	7,554	7,565	7,827	7,677	10,995	8,869	5,873	6,201	8,636	9,430
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	21.034	22.542	21.724	21.031	21.144	20.481	20.076	18.105	18.058	12.500
Value at End of Year	22.923	21.034	22.542	21.724	21.031	21.144	20.481	20.076	18.105	18.058
No. of Units	9,069	9,336	12,073	13,258	17,944	25,451	29,259	38,678	49,132	84,314

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	22.142	23.646	22.709	21.907	21.949	21.186	20.694	18.597	18.484	12.500
Value at End of Year	24.216	22.142	23.646	22.709	21.907	21.949	21.186	20.694	18.597	18.484
Ven 7, 8 No. of Units	208,470	222,156	251,463	278,768	314,446	339,334	415,126	457,839	531,914	638,809
Ven 9 No. of Units	88,652	104,644	116,562	123,623	131,928	148,186	163,670	185,546	220,803	268,091
Ven 3 Contracts with no Optional Riders
Value at Start of Year	22.142	23.646	22.709	21.907	21.949	21.186	20.694	18.597	18.484	12.500
Value at End of Year	24.216	22.142	23.646	22.709	21.907	21.949	21.186	20.694	18.597	18.484
No. of Units	21,478	21,887	20,803	19,798	21,479	15,883	16,197	19,918	21,855	31,870
Strategic Income Opportunities Trust (formerly Strategic Income Trust) - Series II Shares (units first credited 05-03-2004)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	15.090	15.111	14.580	14.235	12.788	12.696	12.500
Value at End of Year	—	—	—	—	15.090	15.111	14.580	14.235	12.788	12.696
Venture No. of Units	—	—	—	—	32,259	62,278	114,559	157,052	172,387	219,158
NY Venture No. of Units	—	—	—	—	551	676	3,459	2,975	3,228	4,890
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.655	14.563	13.959	13.430	13.429	12.938	12.613	—	—	—
Value at End of Year	14.972	13.655	14.563	13.959	13.430	13.429	12.938	—	—	—
Venture No. of Units	75,572	67,897	70,859	78,270	65,260	61,654	14,265	—	—	—
NY Venture No. of Units	131	602	661	1,059	636	589	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	21.777	23.319	22.442	21.678	21.763	21.051	20.605	18.557	18.469	16.213
Value at End of Year	23.783	21.777	23.319	22.442	21.678	21.763	21.051	20.605	18.557	18.469
Ven 22, 20 No. of Units	243,199	268,884	312,648	313,049	376,245	416,021	478,358	568,844	675,296	763,775
Ven 24 No. of Units	89,178	96,472	106,740	111,908	124,159	136,840	164,349	186,319	231,254	262,888
Ven 22, 20 Contracts with GEM
Value at Start of Year	21.148	22.690	21.880	21.178	21.304	20.648	20.251	18.274	18.225	16.030
Value at End of Year	23.049	21.148	22.690	21.880	21.178	21.304	20.648	20.251	18.274	18.225
No. of Units	9,609	12,262	12,584	12,686	14,315	8,956	14,860	21,398	36,284	40,231
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	14.420	14.128	12.737	12.689	12.500
Value at End of Year	—	—	—	—	—	—	14.420	14.128	12.737	12.689
No. of Units	—	—	—	—	—	—	5,465	7,067	7,602	8,265
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.026	16.081	15.469	14.935	14.986	14.488	14.174	—	—	—
Value at End of Year	16.418	15.026	16.081	15.469	14.935	14.986	14.488	—	—	—
No. of Units	1,381	4,906	4,975	5,231	5,620	6,908	1,368	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	20.687	22.230	21.468	20.811	20.966	20.350	19.989	18.066	18.043	15.895
Value at End of Year	22.514	20.687	22.230	21.468	20.811	20.966	20.350	19.989	18.066	18.043
No. of Units	21,623	25,684	27,992	34,340	49,282	60,146	76,591	104,386	120,560	163,571
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	14.935	14.986	14.488	14.174	12.759	12.692	12.500
Value at End of Year	—	—	—	—	14.935	14.986	14.488	14.174	12.759	12.692
Venture No. of Units	—	—	—	—	6,127	13,634	40,975	52,037	61,367	79,141
NY Venture No. of Units	—	—	—	—	—	—	3,116	3,641	4,251	6,042
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.490	14.416	13.846	13.348	13.374	12.910	12.611	—	—	—
Value at End of Year	14.762	13.490	14.416	13.846	13.348	13.374	12.910	—	—	—
Venture No. of Units	36,757	31,827	33,890	33,633	23,761	35,215	9,178	—	—	—
NY Venture No. of Units	—	308	766	1,205	1,725	2,344	261	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	20.449	20.076	18.135	18.104	12.500
Value at End of Year	—	—	—	—	—	—	20.449	20.076	18.135	18.104
NY Venture No. of Units	—	—	—	—	—	—	1,668	4,368	4,384	4,398
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	21.303	22.846	22.019	21.302	21.418	12.500	—	—	—	—
Value at End of Year	23.231	21.303	22.846	22.019	21.302	21.418	—	—	—	—
NY Venture No. of Units	1,376	1,377	1,455	1,509	1,565	1,566	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	21.777	23.319	22.442	21.678	21.763	21.051	20.605	18.557	18.469	16.213
Value at End of Year	23.783	21.777	23.319	22.442	21.678	21.763	21.051	20.605	18.557	18.469
Ven 9 No. of Units	403	417	432	446	461	476	491	506	520	535
No. of Units	—	—	—	—	—	—	—	—	531,913	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	16.213	—
Value at End of Year	—	—	—	—	—	—	—	—	18.597	—
No. of Units	—	—	—	—	—	—	—	—	21,855	—
Total Bond Market Trust A (merged into Total Bond Market Trust B eff 11-02-2012) - Series II Shares (units first credited 08-02-2010)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	—	13.122	12.424	12.500
Value at End of Year	—	—	—	—	—	—	—	—	13.122	12.424
Venture No. of Units	—	—	—	—	—	—	—	—	1,837,472	439,859
NY Venture No. of Units	—	—	—	—	—	—	—	—	66,962	53,592
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	15.211	14.438	12.500
Value at End of Year	—	—	—	—	—	—	—	—	15.211	14.438
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	470,536	105,962
Ven 24 No. of Units	—	—	—	—	—	—	—	—	30,322	1,559
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	15.070	12.500	—
Value at End of Year	—	—	—	—	—	—	—	—	15.070	—
No. of Units	—	—	—	—	—	—	—	—	7,308	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	—	13.057	12.500	—
Value at End of Year	—	—	—	—	—	—	—	—	13.057	—
No. of Units	—	—	—	—	—	—	—	—	3,198	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	14.965	14.254	12.500
Value at End of Year	—	—	—	—	—	—	—	—	14.965	14.254
No. of Units	—	—	—	—	—	—	—	—	45,495	5,926
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	—	13.085	12.414	12.500
Value at End of Year	—	—	—	—	—	—	—	—	13.085	12.414
Venture No. of Units	—	—	—	—	—	—	—	—	553,824	156,733
NY Venture No. of Units	—	—	—	—	—	—	—	—	28,284	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	15.211	14.438	12.500
Value at End of Year	—	—	—	—	—	—	—	—	15.211	14.438
Ven 9 No. of Units	—	—	—	—	—	—	—	—	2,504	—
No. of Units	—	—	—	—	—	—	—	—	11,306	453
Total Bond Market Trust (formerly Total Bond Market Trust B) - Series II Shares (units first credited 11-02-2012)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	12.557	12.766	12.527	12.401	12.538	11.977	12.461	12.500	—	—
Value at End of Year	13.409	12.557	12.766	12.527	12.401	12.538	11.977	12.461	—	—
Venture No. of Units			70,189	202,059	418,826	785,993	1,079,968	2,411,597	—	—
NY Venture No. of Units	—	—	13,286	20,023	22,859	28,463	48,483	84,498	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.631	12.822	12.563	12.418	12.536	11.957	12.422	—	—	—
Value at End of Year	13.508	12.631	12.822	12.563	12.418	12.536	11.957	—	—	—
Venture No. of Units	872,533	900,145	893,552	1,118,112	524,814	216,507	61,669	—	—	—
NY Venture No. of Units	42,980	32,108	17,467	12,705	14,807	19,733	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.365	12.602	12.397	12.303	12.470	11.942	12.456	12.500	—	—
Value at End of Year	13.171	12.365	12.602	12.397	12.303	12.470	11.942	12.456	—	—
Ven 22, 20 No. of Units	344,143	452,310	394,279	520,757	372,155	371,010	345,996	675,999	—	—
Ven 24 No. of Units	66,931	34,844	34,741	35,404	39,906	30,505	34,510	51,717	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 22, 20 Contracts with GEM
Value at Start of Year	12.213	12.473	12.295	12.226	12.416	11.914	12.452	12.500	—	—
Value at End of Year	12.984	12.213	12.473	12.295	12.226	12.416	11.914	12.452	—	—
No. of Units	14,799	14,869	17,402	16,741	14,348	14,415	14,479	465	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	11.928	12.454	12.500	—	—
Value at End of Year	—	—	—	—	—	—	11.928	12.454	—	—
No. of Units	—	—	—	—	—	—	5,448	8,986	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.403	12.635	12.423	12.323	12.484	11.949	12.457	—	—	—
Value at End of Year	13.218	12.403	12.635	12.423	12.323	12.484	11.949	—	—	—
No. of Units	2,574	2,774	3,071	3,285	9,438	11,029	1,703	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.101	12.377	12.218	12.168	12.376	11.893	12.449	12.500	—	—
Value at End of Year	12.845	12.101	12.377	12.218	12.168	12.376	11.893	12.449	—	—
No. of Units	19,218	10,766	26,923	16,497	11,710	16,904	14,006	38,460	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	12.635	12.423	12.323	12.484	11.949	12.457	12.500	—	—
Value at End of Year	—	—	12.635	12.423	12.323	12.484	11.949	12.457	—	—
Venture No. of Units	—	—	31,444	76,686	176,478	376,133	478,808	888,772	—	—
NY Venture No. of Units	—	—	8,251	7,767	39,885	18,318	39,002	47,056	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.518	12.733	12.501	12.381	12.524	11.970	12.460	—	—	—
Value at End of Year	13.361	12.518	12.733	12.501	12.381	12.524	11.970	—	—	—
Venture No. of Units	298,681	366,323	374,037	374,886	253,703	108,552	62,265	—	—	—
NY Venture No. of Units	7,130	10,362	10,962	33,083	167,428	177,225	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	11.900	12.450	12.500	—	—
Value at End of Year	—	—	—	—	—	—	11.900	12.450	—	—
NY Venture No. of Units	—	—	—	—	—	—	1,913	1,660	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.251	12.505	12.320	12.245	12.430	12.500	—	—	—	—
Value at End of Year	13.030	12.251	12.505	12.320	12.245	12.430	—	—	—	—
NY Venture No. of Units	577	528	1,297	1,347	1,425	2,388	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	12.365	12.602	12.397	12.303	12.470	11.942	12.456	12.500	—	—
Value at End of Year	13.171	12.365	12.602	12.397	12.303	12.470	11.942	12.456	—	—
Ven 9 No. of Units	6,663	1,206	1,222	1,237	917	680	882	3,251	—	—
No. of Units	49,499	58,267	58,636	50,573	39,014	21,284	11,133	21,133	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	12.365	12.602	12.397	12.500	—	—	—	—	—	—
Value at End of Year	13.171	12.365	12.602	12.397	—	—	—	—	—	—
No. of Units	3,566	3,564	3,792	2,967	—	—	—	—	—	—
Total Return Trust (merged into Core Bond Trust eff 04-27-2015) - Series I Shares (units first credited 05-01-1999)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	—	18.570	12.500	—	—
Value at End of Year	—	—	—	—	—	—	—	18.570	—	—
Venture No. of Units	—	—	—	—	—	—	—	66	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	24.106	23.340	24.160	22.586	22.041	20.764
Value at End of Year	—	—	—	—	—	24.106	23.340	24.160	22.586	22.041
Ven 22, 20 No. of Units	—	—	—	—	—	1,896,836	2,262,132	2,794,711	3,255,358	3,999,673
Ven 24 No. of Units	—	—	—	—	—	96,470	111,795	143,326	168,544	203,021
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	21.872	21.220	22.009	20.616	20.159	19.030
Value at End of Year	—	—	—	—	—	21.872	21.220	22.009	20.616	20.159
No. of Units	—	—	—	—	—	44,858	46,214	52,251	64,924	81,038
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	22.637	21.995	22.847	21.434	20.990	19.843
Value at End of Year	—	—	—	—	22.312	22.637	21.995	22.847	21.434	20.990
No. of Units	—		—	—		140,556	163,729	223,626	333,231	428,096

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	24.106	23.340	24.160	22.586	22.041	20.764
Value at End of Year	—	—	—	—	—	24.106	23.340	24.160	22.586	22.041
Ven 7, 8 No. of Units	—	—	—	—	—	452,266	571,327	687,227	774,168	821,550
Ven 9 No. of Units	—	—	—	—	—	99,494	119,735	142,900	145,054	168,674
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	24.106	23.340	24.160	22.586	22.041	20.764
Value at End of Year	—	—	—	—	—	24.106	23.340	24.160	22.586	22.041
No. of Units	—	—	—	—	—	30,193	31,511	48,816	52,366	69,630
Total Return Trust (merged into Core Bond Trust eff 04-27-2015) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	18.294	17.715	18.329	17.123	16.702	15.730
Value at End of Year	—	—	—	—	—	18.294	17.715	18.329	17.123	16.702
Venture No. of Units	—	—	—	—	—	403,806	749,495	1,040,886	961,136	1,032,723
NY Venture No. of Units	—	—	—	—	—	29,621	55,585	63,858	66,096	69,224
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	—	—	12.471	12.059	12.457	—	—	—
Value at End of Year	—	—	—	—	—	12.471	12.059	—	—	—
Venture No. of Units	—	—	—	—	—	332,962	155,590	—	—	—
NY Venture No. of Units	—	—	—	—	—	19,028	5,035	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	20.316	19.723	20.457	19.159	18.735	17.689
Value at End of Year	—	—	—	—	—	20.316	19.723	20.457	19.159	18.735
Ven 22, 20 No. of Units	—	—	—	—	—	993,552	1,325,314	1,835,547	2,112,982	2,621,562
Ven 24 No. of Units	—	—	—	—	—	277,589	396,089	483,698	550,194	657,731
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	19.809	19.269	20.026	18.794	18.414	17.420
Value at End of Year	—	—	—	—	—	19.809	19.269	20.026	18.794	18.414
No. of Units	—	—	—	—	—	72,882	114,644	131,565	142,943	198,259
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	17.246	17.906	16.787	16.431	15.529
Value at End of Year	—	—	—	—	—	—	17.246	17.906	16.787	16.431
No. of Units	—	—	—	—	—	—	16,079	24,712	27,943	30,049
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	—	—	17.979	17.446	18.086	—	—	—
Value at End of Year	—	—	—	—	—	17.979	17.446	—	—	—
No. of Units	—	—	—	—	—	16,771	4,501	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	19.437	18.936	19.709	18.524	18.177	17.222
Value at End of Year	—	—	—	—	—	19.437	18.936	19.709	18.524	18.177
No. of Units	—	—	—	—	—	206,442	235,078	334,497	350,084	472,346
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	17.979	17.446	18.086	16.930	16.547	15.615
Value at End of Year	—	—	—	—	—	17.979	17.446	18.086	16.930	16.547
Venture No. of Units	—	—	—	—	—	213,981	303,628	420,937	562,231	579,061
NY Venture No. of Units	—	—	—	—	—	16,010	36,321	36,695	37,664	39,145
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	—	—	12.420	12.033	12.456	—	—	—
Value at End of Year	—	—	—	—	—	12.420	12.033	—	—	—
Venture No. of Units	—	—	—	—	—	143,405	60,109	—	—	—
NY Venture No. of Units	—	—	—	—	—	30,882	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	19.046	19.814	18.613	18.255	17.288
Value at End of Year	—	—	—	—	—	—	19.046	19.814	18.613	18.255
NY Venture No. of Units	—	—	—	—	—	—	6,736	7,962	8,728	7,002
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	—	—	19.934	12.500	—	—	—	—
Value at End of Year	—	—	—	—	—	19.934	—	—	—	—
NY Venture No. of Units	—	—	—	—	—	5,890	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Total Stock Market Index Trust - Series I Shares (units first credited 05-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	23.409	25.177	21.172	19.105	19.498	17.738	13.485	11.841	11.974	10.361
Value at End of Year	29.923	23.409	25.177	21.172	19.105	19.498	17.738	13.485	11.841	11.974
Ven 22, 20 No. of Units	703,715	923,813	1,045,488	254,248	270,053	276,765	219,054	253,072	286,623	359,944
Ven 24 No. of Units	21,459	23,549	27,182	7,737	9,192	10,172	10,704	11,194	11,208	11,254
Ven 22, 20 Contracts with GEM
Value at Start of Year	24.467	26.367	22.217	20.088	20.543	18.726	14.264	12.550	12.717	11.026
Value at End of Year	31.212	24.467	26.367	22.217	20.088	20.543	18.726	14.264	12.550	12.717
No. of Units	9,604	9,838	10,190	4,408	4,612	4,577	4,831	3,272	3,240	5,080
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	22.600	24.392	20.583	18.639	19.089	17.427	13.295	11.715	11.889	10.323
Value at End of Year	28.787	22.600	24.392	20.583	18.639	19.089	17.427	13.295	11.715	11.889
No. of Units	17,843	20,702	21,564	7,631	7,492	7,147	10,736	16,627	16,772	22,983
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	23.409	25.177	21.172	19.105	19.498	17.738	13.485	11.841	11.974	10.361
Value at End of Year	29.923	23.409	25.177	21.172	19.105	19.498	17.738	13.485	11.841	11.974
Ven 7, 8 No. of Units	182,307	200,017	225,348	41,223	34,135	37,205	36,711	31,435	36,952	35,984
Ven 9 No. of Units	77,762	83,261	88,682	7,539	9,405	8,740	9,474	8,191	6,904	6,974
Ven 3 Contracts with no Optional Riders
Value at Start of Year	23.409	25.177	21.172	19.105	11.841	—	—	—	11.974	10.361
Value at End of Year	29.923	23.409	25.177	21.172	19.105	—	—	—	11.841	11.974
No. of Units	14,372	12,944	12,096	1,177	1,661	—	—	—	589	596
Total Stock Market Index Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.605	15.680	13.162	12.500	—	—	—	—	—	—
Value at End of Year	18.711	14.605	15.680	13.162	—	—	—	—	—	—
Venture No. of Units	9,342	9,349	9,353	2,213	—	—	—	—	—	—
NY Venture No. of Units	—	2,880	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	30.697	33.090	27.886	25.215	25.786	23.495	17.903	15.758	15.955	13.842
Value at End of Year	39.170	30.697	33.090	27.886	25.215	25.786	23.495	17.903	15.758	15.955
Ven 22, 20 No. of Units	101,950	117,934	132,769	124,013	135,268	177,334	165,239	164,918	179,449	272,643
Ven 24 No. of Units	18,294	28,277	36,953	35,607	38,759	36,169	36,692	57,748	60,606	69,812
Ven 22, 20 Contracts with GEM
Value at Start of Year	29.691	32.071	27.082	24.537	25.142	22.954	17.526	15.457	15.681	13.632
Value at End of Year	37.812	29.691	32.071	27.082	24.537	25.142	22.954	17.526	15.457	15.681
No. of Units	18,014	21,858	22,260	21,338	22,417	9,882	3,050	7,295	5,353	5,812
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.493	15.615	13.153	12.500	—	—	—	—	—	—
Value at End of Year	18.503	14.493	15.615	13.153	—	—	—	—	—	—
No. of Units	281	304	341	85	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	28.959	31.327	26.493	24.039	24.670	22.557	17.248	15.235	15.479	13.477
Value at End of Year	36.824	28.959	31.327	26.493	24.039	24.670	22.557	17.248	15.235	15.479
No. of Units	4,814	6,561	6,863	3,418	4,922	5,180	5,489	9,444	25,415	34,898
Ultra Short Term Bond Trust - Series II Shares (units first credited 08-02-2010)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	11.509	11.589	11.685	11.838	12.011	12.183	12.279	12.431	12.500
Value at End of Year	—	—	11.509	11.589	11.685	11.838	12.011	12.183	12.279	12.431
Venture No. of Units	—	—	93,057	291,475	1,135,201	2,488,609	2,448,343	1,542,782	1,646,621	495,795
NY Venture No. of Units	—	—	50,069	29,810	18,127	60,982	131,008	167,903	162,673	9,795
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	11.911	11.890	11.954	12.035	12.174	12.334	12.491	—	—	—
Value at End of Year	12.136	11.911	11.890	11.954	12.035	12.174	12.334	—	—	—
Venture No. of Units	3,015,729	2,620,196	2,907,893	3,824,975	2,502,469	521,296	279,099	—	—	—
NY Venture No. of Units	88,947	123,699	79,918	126,130	82,558	113,904	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	11.273	11.298	11.404	11.528	11.708	11.909	12.109	12.236	12.418	12.500
Value at End of Year	11.440	11.273	11.298	11.404	11.528	11.708	11.909	12.109	12.236	12.418
Ven 22, 20 No. of Units	2,069,258	2,167,387	1,885,465	2,145,616	2,269,922	1,896,657	1,542,141	778,996	840,580	222,041
Ven 24 No. of Units	252,699	227,235	132,111	207,867	192,927	104,037	183,761	72,905	29,852	1,824
Ven 22, 20 Contracts with GEM
Value at Start of Year	11.084	11.131	11.259	11.403	11.605	11.828	12.201	—	12.407	12.500
Value at End of Year	11.226	11.084	11.131	11.259	11.403	11.605	11.828	—	12.201	12.407
No. of Units	58,755	75,196	112,982	62,719	63,136	141,409	140,307	—	12,367	61
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	11.868	12.080	12.219	12.413	12.500
Value at End of Year	—	—	—	—	—	—	11.868	12.080	12.219	12.413
No. of Units	—	—	—	—	—	—	22,433	19,942	2,363	721
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	11.320	11.340	11.441	11.559	11.734	11.929	12.124	—	—	—
Value at End of Year	11.494	11.320	11.340	11.441	11.559	11.734	11.929	—	—	—
No. of Units	8,505	15,750	15,204	15,455	23,912	19,218	4,092	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	10.945	11.008	11.151	11.311	11.528	11.768	12.007	12.176	12.400	12.500
Value at End of Year	11.069	10.945	11.008	11.151	11.311	11.528	11.768	12.007	12.176	12.400
No. of Units	69,924	83,889	258,762	217,302	34,834	59,665	95,665	57,112	38,915	15,518
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	11.340	11.441	11.559	11.734	11.929	12.124	12.244	12.420	12.500
Value at End of Year	—	—	11.340	11.441	11.559	11.734	11.929	12.124	12.244	12.420
Venture No. of Units	—	—	18,309	280,631	726,423	790,418	1,423,890	797,902	508,483	111,981
NY Venture No. of Units	—	—	41,459	26,086	17,126	50,354	134,496	32,500	44,480	4,224
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	11.464	11.466	11.552	11.653	11.812	11.991	12.168	—	—	—
Value at End of Year	11.657	11.464	11.466	11.552	11.653	11.812	11.991	—	—	—
Venture No. of Units	1,326,995	1,437,242	1,321,031	1,668,906	765,649	341,095	83,500	—	—	—
NY Venture No. of Units	224,067	84,678	121,895	141,768	58,430	37,808	21,844	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	11.788	12.500	—	—	—
Value at End of Year	—	—	—	—	—	—	11.788	—	—	—
NY Venture No. of Units	—	—	—	—	—	—	1,953	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	11.131	11.173	11.295	11.434	11.631	11.848	12.065	—	—	—
Value at End of Year	11.279	11.131	11.173	11.295	11.434	11.631	11.848	—	—	—
NY Venture No. of Units	18,847	21,408	16,574	18,196	22,201	7,936	4,906	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	11.273	11.298	11.404	11.528	11.708	11.909	12.109	12.236	12.418	12.500
Value at End of Year	11.440	11.273	11.298	11.404	11.528	11.708	11.909	12.109	12.236	12.418
Ven 9 No. of Units	36,928	32,177	31,339	26,985	20,063	15,237	15,170	4,176	4,888	—
No. of Units	209,688	159,287	196,848	208,244	204,034	134,427	113,174	26,774	39,365	8,458
Ven 3 Contracts with no Optional Riders
Value at Start of Year	11.273	11.298	11.404	11.528	11.708	11.909	12.109	12.236	12.418	12.500
Value at End of Year	11.440	11.273	11.298	11.404	11.528	11.708	11.909	12.109	12.236	12.418
No. of Units	78,087	118,239	82,130	86,821	58,330	35,942	24,512	8,670	4,896	1,651
U.S. Equity Trust (merged into 500 Index Trust B eff 10-21-2016) - Series I Shares (units first credited 04-27-2012)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	17.463	17.616	16.090	12.725	12.500	—	—
Value at End of Year	—	—	—	—	17.463	17.616	16.090	12.725	—	—
Ven 22, 20 No. of Units	—	—	—	—	2,383,263	2,710,583	3,166,721	3,635,635	—	—
Ven 24 No. of Units	—	—	—	—	34,330	45,503	54,486	62,773	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	17.335	17.522	16.036	12.707	12.500	—	—
Value at End of Year	—	—	—	—	17.335	17.522	16.036	12.707	—	—
No. of Units	—	—	—	—	14,523	14,745	15,076	15,412	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	17.239	17.452	15.995	12.694	12.500	—	—
Value at End of Year	—	—	—	—	17.239	17.452	15.995	12.694	—	—
No. of Units	—	—	—	—	41,210	49,586	58,625	64,929	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	17.463	17.616	16.090	12.725	12.500	—	—
Value at End of Year	—	—	—	—	17.463	17.616	16.090	12.725	—	—
Ven 7, 8 No. of Units	—	—	—	—	1,971,427	2,231,428	2,544,277	2,908,241	—	—
Ven 9 No. of Units	—	—	—	—	463,455	501,755	562,669	627,325	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	17.463	17.616	16.090	12.725	12.500	—	—
Value at End of Year	—	—	—	—	17.463	17.616	16.090	12.725	—	—
No. of Units	—	—	—	—	208,366	236,713	250,604	289,567	—	—
Ven 1 Contracts with no Optional Riders
Value at Start of Year	—	—	—	17.532	17.667	16.119	12.734	12.500	—	—
Value at End of Year	—	—	—	—	17.532	17.667	16.119	12.734	—	—
No. of Units	—	—	—	—	15,423	16,219	16,228	16,238	—	—
U.S. Equity Trust (merged into 500 Index Trust B eff 10-21-2016) - Series II Shares (units first credited 04-27-2012)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	17.337	17.524	16.044	12.704	12.500	—	—
Value at End of Year	—	—	—	—	17.337	17.524	16.044	12.704	—	—
Ven 22, 20 No. of Units	—	—	—	—	106,212	126,727	156,455	159,433	—	—
Ven 24 No. of Units	—	—	—	—	28,163	37,151	38,190	53,340	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	17.210	17.430	15.990	12.687	12.500	—	—
Value at End of Year	—	—	—	—	17.210	17.430	15.990	12.687	—	—
No. of Units	—	—	—	—	2,489	2,654	2,767	3,931	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	17.115	17.360	15.950	12.674	12.500	—	—
Value at End of Year	—	—	—	—	17.115	17.360	15.950	12.674	—	—
No. of Units	—	—	—	—	6,872	4,592	5,922	13,820	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	17.337	17.524	16.044	12.704	12.500	—	—
Value at End of Year	—	—	—	—	17.337	17.524	16.044	12.704	—	—
Ven 9 No. of Units	—	—	—	—	386	399	411	423	—	—
Utilities Trust (merged into Equity Income Trust eff 11-01-2019) - Series I Shares (units first credited 04-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	32.015	32.184	28.443	25.903	30.817	27.757	23.347	20.833	19.809	17.633
Value at End of Year	—	32.015	32.184	28.443	25.903	30.817	27.757	23.347	20.833	19.809
Ven 22, 20 No. of Units	—	171,511	200,506	231,077	259,702	300,556	310,322	322,412	395,336	441,147
Ven 24 No. of Units	—	6,107	6,921	7,548	8,732	11,522	11,261	17,186	23,470	30,508
Ven 22, 20 Contracts with GEM
Value at Start of Year	30.902	31.128	27.565	25.153	29.985	27.062	22.808	20.393	19.429	17.330
Value at End of Year	—	30.902	31.128	27.565	25.153	29.985	27.062	22.808	20.393	19.429
No. of Units	—	4,383	5,860	6,161	5,938	6,520	6,349	11,470	12,618	15,566
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	30.094	30.359	26.924	24.605	29.376	26.552	22.412	20.069	19.150	17.105
Value at End of Year	—	30.094	30.359	26.924	24.605	29.376	26.552	22.412	20.069	19.150
No. of Units	—	22,728	28,580	34,056	33,714	35,931	37,234	39,596	45,152	50,708
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	32.015	32.184	28.443	25.903	30.817	27.757	23.347	20.833	19.809	17.633
Value at End of Year	—	32.015	32.184	28.443	25.903	30.817	27.757	23.347	20.833	19.809
Ven 7, 8 No. of Units	—	37,224	47,047	49,912	55,367	74,053	68,005	78,056	80,849	80,849
Ven 9 No. of Units	—	7,130	8,431	8,862	7,334	10,870	12,089	15,465	19,894	22,220
Ven 3 Contracts with no Optional Riders
Value at Start of Year	32.015	32.184	28.443	25.903	30.817	27.757	23.347	20.833	19.809	17.633
Value at End of Year	—	32.015	32.184	28.443	25.903	30.817	27.757	23.347	20.833	19.809
No. of Units	—	2,121	3,188	3,420	2,410	5,142	5,057	7,568	9,272	10,102

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Utilities Trust (merged into Equity Income Trust eff 11-01-2019) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.884	13.928	12.500	—	—	—	—	—	—	—
Value at End of Year	—	13.884	13.928	—	—	—	—	—	—	—
Venture No. of Units	—	2,192	9,957	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	48.379	48.727	43.147	39.361	46.970	42.373	35.705	31.943	30.394	27.127
Value at End of Year	—	48.379	48.727	43.147	39.361	46.970	42.373	35.705	31.943	30.394
Ven 22, 20 No. of Units	—	57,540	66,934	72,492	88,666	108,510	122,365	155,471	230,852	238,750
Ven 24 No. of Units	—	11,382	18,089	20,701	21,454	26,773	33,266	39,342	46,817	48,192
Ven 22, 20 Contracts with GEM
Value at Start of Year	46.795	47.227	41.902	38.302	45.798	41.398	34.953	31.333	29.873	26.716
Value at End of Year	—	46.795	47.227	41.902	38.302	45.798	41.398	34.953	31.333	29.873
No. of Units	—	2,432	2,698	2,809	3,289	3,756	4,240	8,270	12,480	13,914
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	45.641	46.132	40.992	37.526	44.938	40.681	34.399	30.884	29.489	26.411
Value at End of Year	—	45.641	46.132	40.992	37.526	44.938	40.681	34.399	30.884	29.489
No. of Units	—	9,824	18,260	18,846	19,110	34,299	38,147	47,076	55,122	68,818
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.823	13.895	12.500	—	—	—	—	—	—	—
Value at End of Year	—	13.823	13.895	—	—	—	—	—	—	—
Venture No. of Units	—	2,967	3,551	—	—	—	—	—	—	—
Value Trust (merged into Mid Cap Index Trust eff 10-27-2017) - Series I Shares (units first credited 01-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	49.010	42.934	47.788	44.127	33.050	28.545	28.666	23.785
Value at End of Year	—	—	—	49.010	42.934	47.788	44.127	33.050	28.545	28.666
Ven 22, 20 No. of Units	—	—	—	518,292	614,892	699,492	883,909	1,008,633	1,165,545	1,352,600
Ven 24 No. of Units	—	—	—	17,511	18,557	19,890	23,683	26,710	29,546	34,694
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	33.284	29.216	32.585	30.149	22.626	19.581	19.704	16.381
Value at End of Year	—	—	—	33.284	29.216	32.585	30.149	22.626	19.581	19.704
No. of Units	—	—	—	13,199	14,073	14,439	14,797	15,971	21,473	23,922
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	41.943	36.872	41.185	38.163	28.683	24.861	25.054	20.861
Value at End of Year	—	—	—	41.943	36.872	41.185	38.163	28.683	24.861	25.054
No. of Units	—	—	—	18,979	20,418	24,512	30,454	37,049	43,314	54,786
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	49.010	42.934	47.788	44.127	33.050	28.545	28.666	23.785
Value at End of Year	—	—	—	49.010	42.934	47.788	44.127	33.050	28.545	28.666
Ven 7, 8 No. of Units	—	—	—	72,173	79,315	89,607	104,043	120,988	136,308	165,841
Ven 9 No. of Units	—	—	—	43,249	47,253	49,723	56,066	62,099	74,130	83,349
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	49.010	42.934	47.788	44.127	33.050	28.545	28.666	23.785
Value at End of Year	—	—	—	49.010	42.934	47.788	44.127	33.050	28.545	28.666
No. of Units	—	—	—	3,938	4,153	4,523	8,740	6,860	14,492	12,249
Value Trust (merged into Mid Cap Index Trust eff 10-27-2017) - Series II Shares (units first credited 5-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	21.424	23.848	22.008	16.479	14.226	14.271	11.836
Value at End of Year	—	—	—	—	21.424	23.848	22.008	16.479	14.226	14.271
Venture No. of Units	—	—	—	—	13,757	33,736	96,355	112,657	113,129	124,746
NY Venture No. of Units	—	—	—	—	1,116	3,052	11,138	15,239	18,480	19,007
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	18.931	16.546	18.390	16.946	12.669	—	—	—
Value at End of Year	—	—	—	18.931	16.546	18.390	16.946	—	—	—
Venture No. of Units	—	—	—	64,322	63,978	68,696	16,984	—	—	—
NY Venture No. of Units	—	—	—	9,072	9,745	13,124	5,129	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	34.053	29.881	33.345	30.850	23.156	20.041	20.155	16.758
Value at End of Year	—	—	—	34.053	29.881	33.345	30.850	23.156	20.041	20.155
Ven 22, 20 No. of Units	—	—	—	160,436	175,061	198,860	254,609	267,932	263,416	344,384
Ven 24 No. of Units	—	—	—	13,448	14,433	16,468	21,981	30,308	30,807	38,299

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	33.070	29.077	32.512	30.140	22.668	19.658	19.809	16.504
Value at End of Year	—	—	—	33.070	29.077	32.512	30.140	22.668	19.658	19.809
No. of Units	—	—	—	4,889	5,106	6,189	6,391	6,519	6,793	8,212
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	21.425	16.098	13.946	14.039	11.685
Value at End of Year	—	—	—	—	—	—	21.425	16.098	13.946	14.039
No. of Units	—	—	—	—	—	—	8,141	10,896	13,248	14,560
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	23.959	21.013	23.437	21.673	16.260	—	—	—
Value at End of Year	—	—	—	23.959	21.013	23.437	21.673	—	—	—
No. of Units	—	—	—	4,832	5,627	8,179	1,067	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	32.351	28.488	31.901	29.618	22.309	19.376	19.554	16.316
Value at End of Year	—	—	—	32.351	28.488	31.901	29.618	22.309	19.376	19.554
No. of Units	—	—	—	20,646	26,006	44,790	48,327	43,830	44,022	50,988
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	21.013	23.437	21.673	16.260	14.065	14.138	11.750
Value at End of Year	—	—	—	—	21.013	23.437	21.673	16.260	14.065	14.138
Venture No. of Units	—	—	—	—	6,993	25,311	42,464	59,934	66,856	73,259
NY Venture No. of Units	—	—	—	—	1,462	2,642	4,679	5,293	5,537	5,778
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	18.778	16.444	18.314	16.910	12.667	—	—	—
Value at End of Year	—	—	—	18.778	16.444	18.314	16.910	—	—	—
Venture No. of Units	—	—	—	39,553	40,035	15,580	11,026	—	—	—
NY Venture No. of Units	—	—	—	2,846	1,079	1,535	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	29.791	22.428	19.470	19.639	16.379
Value at End of Year	—	—	—	—	—	—	29.791	22.428	19.470	19.639
NY Venture No. of Units	—	—	—	—	—	—	1,107	1,347	1,369	929
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	—	—	33.313	29.276	32.718	30.316	22.789	—	—	—
Value at End of Year	—	—	—	33.313	29.276	32.718	30.316	—	—	—
NY Venture No. of Units	—	—	—	1,201	1,237	1,196	148	—	—	—

To obtain a free copy of the Venture® Variable Annuity Statement of Additional Information dated April 27, 2020, please contact our Annuities Service Center.

Wealthmark Variable Annuity Prospectus
Previously Issued Contracts

April 27, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may no longer receive paper copies of the shareholder reports for the Portfolios offered through your John Hancock variable annuity contract unless you specifically request paper copies from John Hancock. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time reports are posted and be provided with a website link to access those reports. If you have already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action.
Alternatively, you may request to receive reports in paper, free of charge, at any time, by calling John Hancock at 800-344-1029. Your election to receive reports in paper will apply to all Portfolios offered within your variable annuity contract.

Wealthmark Variable Annuity Prospectus
Previously Issued Contracts

April 27, 2020
This Prospectus describes interests in WEALTHMARK flexible Purchase Payment deferred combination Fixed and Variable Annuity contracts (singly, a “Contract” and collectively, the “Contracts”) that were previously issued by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) in all jurisdictions except New York, or by John Hancock Life Insurance Company of New York (“John Hancock New York”) in New York. These Contracts are no longer offered for sale, however, you may make Additional Purchase Payments as permitted under your Contract and our administrative rules. Unless otherwise specified, “we,” “us,” “our,” or a “Company” refers to the applicable issuing company of a Contract. You, the Contract Owner, should refer to the first page of your Wealthmark Variable Annuity Contract for the name of your issuing Company.
Variable Investment Options. You may allocate Contract Values or Additional Purchase Payments (to the extent permitted under your Contract) to Variable Investment Options. If you do, we will measure your Contract Value (other than amounts allocated to a Fixed Investment Option) and Variable Annuity payments according to the investment performance of applicable Subaccounts of John Hancock Life Insurance Company (U.S.A.) Separate Account H or, in the case of John Hancock New York, applicable Subaccounts of John Hancock Life Insurance Company of New York Separate Account A (singly, a “Separate Account” and collectively, the “Separate Accounts”). Each Subaccount invests in one of the following Portfolios that corresponds to one of the Variable Investment Options that we make available on the date of this Prospectus.
JOHN HANCOCK VARIABLE INSURANCE TRUST
500 Index Trust
Active Bond Trust
American Asset Allocation Trust
American Global Growth Trust
American Growth Trust
American Growth-Income Trust
American International Trust
Blue Chip Growth Trust
Capital Appreciation Trust
Capital Appreciation Value Trust
Core Bond Trust
Disciplined Value International Trust1
Emerging Markets Value Trust
Equity Income Trust2
Financial Industries Trust
Fundamental All Cap Core Trust
Fundamental Large Cap Value Trust
Global Trust
JOHN HANCOCK VARIABLE INSURANCE TRUST
Health Sciences Trust
High Yield Trust
International Equity Index Trust3
International Small Company Trust
Investment Quality Bond Trust
Lifestyle Aggressive Portfolio
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio
Managed Volatility Aggressive Portfolio
Managed Volatility Balanced Portfolio
Managed Volatility Conservative Portfolio
Managed Volatility Growth Portfolio
Managed Volatility Moderate Portfolio
Mid Cap Index Trust
Mid Cap Stock Trust
JOHN HANCOCK VARIABLE INSURANCE TRUST
Mid Value Trust
Money Market Trust4
Opportunistic Fixed Income Trust5
Real Estate Securities Trust
Science & Technology Trust
Select Bond Trust
Short Term Government Income Trust
Small Cap Index Trust
Small Cap Opportunities Trust
Small Cap Stock Trust
Small Cap Value Trust
Small Company Value Trust
Strategic Income Opportunities Trust
Total Bond Market Trust
Total Stock Market Index Trust
Ultra Short Term Bond Trust
DEUTSCHE FUNDS
Deutsche Equity 500 Index VIP1
[1]	Formerly International Value Trust.
[2]	Successor to Utilities Trust.
[3]	Successor to International Growth Stock Trust.
[4]	Subject to restrictions (see “V. Description of the Contract – Accumulation Period Provisions – Purchase Payments”).
[5]	Formerly Global Bond Trust
Contracts are not deposits or obligations of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Please read this Prospectus carefully and keep it for future reference. It contains information about the Separate Accounts and Variable Investment Options that you should know before investing. The Contracts have not been approved or disapproved by the Securities and Exchange Commission (“SEC”). Neither the SEC nor any state has determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)		JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
John Hancock Annuities Service Center		John Hancock Annuities Service Center
Mailing Address	Overnight Mail Address	Mailing Address	Overnight Mail Address
P.O. Box 55444 Boston, MA 02205-5444 www.jhannuities.com	30 Dan Road – Suite 55444 Canton, MA 02021-2809 (800) 344-1029	P.O. Box 55445 Boston, MA 02205-5445 www.jhannuities.com	30 Dan Road – Suite 55444 Canton, MA 02021-2809 (800) 344-1029
0420:WMRK-1	Wealthmark

ii
iii

I.  Glossary
The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.
1940 Act: The Investment Company Act of 1940, as amended.
Accumulation Period: The period between the issue date of the Contract and the Annuity Commencement Date.
Additional Purchase Payment: Any Purchase Payment made after the initial Purchase Payment.
Adjusted Benefit Base: The Riders’ Benefit Base immediately after we adjust it during a Contract Year to reflect the value of Additional Purchase Payments that we add to the Benefit Base. See Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits.”
Age 65 Contract Anniversary: A term used with our guaranteed minimum withdrawal benefit Riders to describe the Contract Anniversary on, or next following, the date the Owner (older Owner with GMWB joint-life Riders) turns age 65.
Age 95 Contract Anniversary: A term used with our guaranteed minimum withdrawal benefit Riders to describe the Contract Anniversary on, or next following, the date the Covered Person or the older Owner, depending on the Rider, turns age 95.
Anniversary Value: A term used with our optional Annual Step-Up Death Benefit Rider that describes one of the values we use to determine the death benefit. See Appendix B: “Optional Enhanced Death Benefits.”
Annuitant: Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the Contract Owner names more than one person as an Annuitant, the second person named is referred to as co-Annuitant. The Annuitant and co-Annuitant are referred to collectively as Annuitant. The Annuitant is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.
Annuities Service Center: The mailing address and overnight mail address of our service office is listed on the first page of this Prospectus.
Annuity Commencement Date: The date we/you annuitize your Contract. That is, the Pay-out Period commences and we begin to make annuity payments to the Annuitant. You can change the Annuity Commencement Date to any date after the Contract Date (at least one year after the Contract Date for John Hancock New York Contracts), and prior to the Maturity Date.
Annuity Option: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity payments made by us.
Annuity Unit: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.
Asset Allocation Services: Programs offered by third parties in connection with the Contracts through which the third party may transfer amounts among Investment Options from time to time on your behalf.
Beneficiary: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.
Benefit Base: A term used with our optional guaranteed minimum withdrawal benefit Riders to describe a value we use to determine one or more guaranteed withdrawal amounts under the Rider. A Benefit Base may be referred to as a “Guaranteed Withdrawal Balance” in the Rider you purchased. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.
Benefit Rate: A rate we use to determine a guaranteed withdrawal amount under the guaranteed minimum withdrawal benefit Rider. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.
Business Day: Any day on which the New York Stock Exchange is open for business. The end of a Business Day is the close of daytime trading on the New York Stock Exchange, which generally is 4:00 p.m. Eastern Time.
Code: The Internal Revenue Code of 1986, as amended.
Company: John Hancock USA or John Hancock New York, as applicable.
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Contingent Beneficiary: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application for a Contract, unless changed.
Contract: The fixed and variable annuity contract described by this Prospectus. If you purchased this annuity under a group contract, a Contract means the certificate issued to you under the group contract.
Contract Anniversary: The day in each calendar year after the Contract Date, that is the same month and day as the Contract Date.
Contract Date: The date of issue of the Contract.
Contract Value: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.
Contract Year: A period of twelve consecutive months beginning on the date as of which the Contract was issued, or any anniversary of that date.
Covered Person(s): A term used with our optional guaranteed minimum withdrawal benefit Riders to describe an individual (or individuals) whose lifetime(s) we use to determine the duration of any guaranteed lifetime income amounts under a guaranteed minimum withdrawal benefit Rider. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.
Credit: A term used with most of our optional guaranteed minimum withdrawal benefit Riders to describe a potential way to increase the Benefit Base that we may apply during one or more Credit Periods. A Credit may be referred to as a “Bonus” or “Target Amount” in the Rider you purchased. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.
Credit Period: A term used with most of our guaranteed minimum withdrawal benefit Riders to describe the period of time we use to measure the availability of Credits. A Credit Period may be referred to as a “Bonus Period,” “Lifetime Income Bonus Period,” or the period ending on a “Target Date” in the Rider you purchased. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.
Credit Rate: The rate that we use to determine a Credit, if any, under a guaranteed minimum withdrawal benefit Rider. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.
Debt: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.
Excess Withdrawal: A term used with most of our optional guaranteed minimum withdrawal benefit Riders to describe a withdrawal that exceeds certain limits under the Rider. During periods of declining investment performance, Excess Withdrawals may cause substantial reductions to or loss of guaranteed minimum withdrawal benefits. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.
Financial Account Plan: A method of making periodic Additional Purchase Payments automatically through a bank account, brokerage account or other account you hold at a similar financial institution.
Fixed Annuity: An Annuity Option with payments for a set dollar amount that we guarantee.
Fixed Investment Option: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.
General Account: All of a Company’s assets, other than assets in its Separate Account and any other separate accounts it may maintain.
Good Order: The standard that we apply when we determine whether an instruction is satisfactory. An instruction is considered in Good Order if it is received at our Annuities Service Center: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction and it complies with all relevant laws and regulations and Company requirements; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates we may require. We will notify you if an instruction is not in Good Order.
Investment Account: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.
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Investment Options: The investment choices available to Contract Owners.
John Hancock New York: John Hancock Life Insurance Company of New York.
John Hancock USA: John Hancock Life Insurance Company (U.S.A.).
Lifetime Income Amount: A term used with most of our guaranteed minimum withdrawal benefit Riders that generally describes an amount we guarantee to be available for withdrawal during the Accumulation Period based on the lives of one or more Covered Persons. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.
Lifetime Income Date: A term used with most of our guaranteed minimum withdrawal benefit Riders that generally describes the date on which we determine the initial Lifetime Income Amount. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.
Loan Account: The portion of our General Account that we use as collateral for a loan under certain Qualified Contracts.
Maturity Date: The latest allowable Annuity Commencement Date under your Contract. That is, the last date (unless we consent to a later date) on which the Pay-out Period commences and we begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed with our consent.
Nonqualified Contract: A Contract which is not issued under a Qualified Plan.
Owner or Contract Owner (“you”): The person, persons (co-Owners) or entity entitled to all of the ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of “you.” The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.
Pay-out Period: The period when we make annuity payments to the Annuitant following the Annuity Commencement Date.
Payroll Plan: A method of making periodic Additional Purchase Payments through a payroll deduction plan.
Portfolio: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.
Prospectus: This prospectus that describes interests in the Contracts.
Purchase Payment: An amount you pay to us for the benefits provided by the Contract.
Qualified Contract: A Contract issued under a Qualified Plan.
Qualified Plan: A retirement plan that receives favorable tax treatment under section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.
Reset: A reduction of the Benefit Base or Guaranteed Withdrawal Balance, as appropriate, if you take an Excess Withdrawal (see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).
Rider: An optional benefit that you may have elected for an additional charge.
Separate Account: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. Each Separate Account is a segregated asset account of a Company that is not commingled with the general assets and obligations of the Company.
Settlement Phase: A term used with our optional guaranteed minimum withdrawal benefit Riders to describe the period when your Contract Value is equal to zero and we automatically begin making payments to you under the Rider, subject to the conditions described in the Rider. During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional Riders, terminate. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.
Spouse: Any person recognized as a “spouse” in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under that state’s law.
Step-Up: A term used with some of our optional benefit Riders to describe a potential way to increase the amounts guaranteed under that Rider on certain Contract Anniversary dates when your Contract Value exceeds a previously determined amount. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details on
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Step-Ups of the Benefit Base under a guaranteed minimum withdrawal benefit Rider, and (where applicable) Appendix D: “Optional Guaranteed Minimum Income Benefits” for more details on Step-Ups of the Income Base under a guaranteed minimum income benefit Rider.
Step-Up Date: The date on which we determine whether a Step-Up could occur.
Subaccount: A separate division of the applicable Separate Account.
Unliquidated Purchase Payments: The amount of all Purchase Payments in the Contract net of any withdrawals in excess of the free Withdrawal Amount that have been taken to date.
Unpaid Loan: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.
Variable Annuity: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Subaccounts.
Variable Investment Option: An Investment Option corresponding to a Subaccount of a Separate Account that invests in shares of a specific Portfolio.
Withdrawal Amount: The total amount taken from your Contract Value, including any applicable withdrawal charge, tax and proportional share of administrative fee, to process a withdrawal.
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II.  Overview
This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. Please read carefully this entire Prospectus, including its Appendices, and the Statement of Additional Information (“SAI”) for more detailed information.
We disclose all material features and benefits of the Contracts in this Prospectus. Insurance laws and regulations apply to us in every state in which the Contracts were sold. As a result, a Contract purchased in one state may have terms and conditions that vary from the terms and conditions of a Contract purchased in a different jurisdiction. We disclose all material variations in this Prospectus.
What kind of Contract is described in this Prospectus?
Each Contract is a flexible Purchase Payment deferred combination Fixed and Variable Annuity Contract between you and a Company. “Deferred” means payments by a Company begin on a future date under a Contract. “Variable” means amounts in a Contract may increase or decrease in value daily based upon your Contract’s Variable Investment Options. A Contract provides for the accumulation of these investment amounts and the payment of annuity benefits on a variable and/or fixed basis. Depending on state requirements, we may have issued the Contract under a master group contract.
We no longer offer the Contracts described in this Prospectus for sale; however, you may make Additional Purchase Payments as permitted under your Contract.
Who issued my Contract?
Your Contract provides the name of the Company that issued your Contract. John Hancock USA issued the Contract in all jurisdictions except New York. John Hancock New York issued the Contract only in New York. Each Company sponsors its own Separate Account.
What are some benefits of the Contract?
The Contract offers access to Variable Investment Options, tax-deferred treatment of earnings during the Accumulation Period, and the ability to receive annuity payments at a future date. We will pay a death benefit to your Beneficiary if you die during the Accumulation Period. The amount of the death benefit will vary based on your age at death and how long the Contract has been issued to you. The death benefit amount will be less any amounts deducted in connection with any withdrawals.
We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity payments begin on the Annuity Commencement Date. You select the Annuity Commencement Date, the frequency of payment and the type of annuity payment option. Annuity payments are made to the Annuitant. We provide more information about payout benefits in “V. Description of the Contract – Pay-out Period Provisions.” In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. If you purchased a Contract for any Qualified Plan, the Contract does not provide any additional tax-deferred treatment of earnings beyond the treatment provided by the plan.
The Contract provides optional death benefits and optional guaranteed minimum withdrawal benefits, each for an additional fee. These optional benefits were available only at the time you purchased your Contract. We provide more information about these benefits under Appendix B: “Optional Enhanced Death Benefits” and Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits.”
How does the Contract work?
Under the Contract, you make one or more Purchase Payments to the Company for a period of time, known as the Accumulation Period. During the Accumulation Period, your Purchase Payments are allocated to Investment Options. You may transfer among the Investment Options and take withdrawals. Later, beginning on the Annuity Commencement Date, the Company makes one or more annuity payments under the Contract for a period of time, known as the Pay-out Period. Your Contract Value during the Accumulation Period is variable, and the amounts of annuity payments during the Pay-out Period may either be variable or fixed, depending upon your choice.
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Can I invest more money (i.e., make Additional Purchase Payments) in the Contract?
That depends. We accept Additional Purchase Payments for the Contract only in a limited number of circumstances, and you may be unable to make an Additional Purchase Payment.
Contracts with Guaranteed Minimum Withdrawal Benefit Riders. We impose restrictions on Additional Purchase Payments for Contracts issued with one of our guaranteed minimum withdrawal benefit Riders (see “V. Description of the Contract - Purchase Payments”).
Contracts without Guaranteed Minimum Withdrawal Benefit Riders. The minimum Additional Purchase Payment we accept is $30 without our prior approval. You must obtain our prior approval if an Additional Purchase Payment to any Contract would cause the Contract Value to exceed $1 million, or if your Contract Value already exceeds $1 million. All Additional Purchase Payments must be in U.S. dollars and paid to our Annuities Service Center.
Contracts Issued for Use With Tax-Qualified Retirement Plans. This is no longer the law for IRAs. Restrictions may apply for Contracts issued for use in a retirement plan intended to qualify under section 403(b) of the Code.
Annuity Pay-out Period. No Additional Purchase Payments may be made for any Contract during the Pay-out Period (see “V. Description of the Contract – Pay-out Period Provisions”).
What charges do I pay under the Contract?
Your Contract has an annual Contract fee of $30. Your Contract’s asset-based charges compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to Contract Value you have in our Fixed Investment Option. We take the deduction proportionally from each Variable Investment Option you are then using. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options based on your value in each.
If you withdraw some of your Purchase Payments from your Contract prior to the Annuity Commencement Date (including withdrawals under a guaranteed minimum withdrawal benefit Rider), or if you surrender your Contract, in its entirety, for cash prior to the Annuity Commencement Date, we may assess a withdrawal charge. The amount of this charge depends on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables. The Fee Tables also describe charges and expenses of underlying Portfolios.
What are my investment choices?
Although your Contract allows us to offer both Fixed and Variable Investment Options, we currently offer only Variable Investment Options for Additional Purchase Payments.
Variable Investment Options. Each Variable Investment Option is a Subaccount of a Separate Account that invests solely in a corresponding Portfolio. The Portfolio prospectuses contain full descriptions of the Portfolios. The amount you have invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Portfolio (reduced by certain charges we deduct – see “III. Fee Tables”). Your Contract Value during the Accumulation Period and the amounts of annuity payments will depend upon the investment performance of the underlying Portfolio of the Variable Investment Option you select.
In selecting Variable Investment Options under a Contract, you should consider:
•	You bear the investment risk that your Contract Value will increase or decrease to reflect the results of your Contract’s investment in underlying Portfolios. We do not guarantee Contract Value in a Variable Investment Option or the investment performance of any Portfolio.
•	Although the Portfolios may invest directly in securities or indirectly, through other underlying funds, you will not have the ability to determine the investment decisions or strategies of the Portfolios.
Restrictions on the Money Market Investment Option. You are not permitted to make new investments in the Money Market Investment Option. Transfers of amounts from other Investment Options into the Money Market Investment Option also are not permitted. If you currently have Contract Value in the Money Market Investment Option, you may continue to keep that Contract Value in Money Market, but any transfer or withdrawal from the Money Market cannot be replaced (please refer to “V. Description of the Contract – Purchase Payments”).
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Restrictions on the Deutsche Equity 500 Index VIP Investment Option. You are not permitted to make new investments in the Deutsche Equity 500 Index VIP Investment Option. Transfers of amounts from other Investment Options into this Investment Option also are not permitted. If you currently have Contract Value in the Deutsche Equity 500 Index VIP Investment Option, you may continue to keep that Contract Value in that Investment Option, but any transfer or withdrawal from it cannot be replaced (please refer to “V. Description of the Contract – Purchase Payments”).
Fixed Investment Options. Currently, we do not make any Fixed Investment Options available for Additional Purchase Payments. However, we may, in the future, make Fixed Investment Options available for Additional Purchase Payments under the Contract. See “V. Description of the Contract – Fixed Investment Options” for additional information. Where available, Fixed Investment Options earn interest at rates we set. Interest rates depend upon the length of the guarantee periods of the Fixed Investment Options. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to your Investment Account for the term of any guarantee period we make available. Although we do not currently offer a DCA Fixed Investment Option, we may make one available in the future. Please see “V. Description of the Contract – Special Transfer Services – Dollar Cost Averaging” for details.
How can I change my investment choices?
Allocation of Purchase Payments. You designate how you would like your Purchase Payments to be allocated among the Variable Investment Options available under your Contract. You may change this investment allocation for Additional Purchase Payments (to the extent permitted under the Contract and not subject to restrictions) at any time.
Transfers Among Investment Options. During the Accumulation Period, you may transfer your investment amounts among Investment Options without charge, subject to certain restrictions described below and in “V. Description of the Contract – Transfers Among Investment Options.” During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in “Transfers During the Pay-out Period.”
The Variable Investment Options can be a target for abusive transfer activity. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict Owner-initiated transfers to two per calendar month per Contract, with certain exceptions described in more detail in “V. Description of the Contract – Transfers Among Investment Options.” We apply each Separate Account’s policy and procedures uniformly to all Contract Owners.
In addition to the transfer restrictions that we impose, the John Hancock Variable Insurance Trust and Deutsche Funds also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to a Portfolio upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.
Transfers Between Annuity Options. During the Pay-out Period, you may not transfer from a Variable Annuity Option to a Fixed Annuity Option, or from a Fixed Annuity Option to a Variable Annuity Option (see “V. Description of the Contract – Transfers During the Pay-out Period”).
How do I access my money?
During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we may treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal charge and an administration fee may apply to your withdrawal (See “VI. Charges and Deductions – Withdrawal Charges”). Withdrawals from Contracts with a guaranteed minimum withdrawal benefit Rider may affect the benefits under the Rider (see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”). A withdrawal may also be subject to income tax and a 10% penalty tax.
What types of optional benefit Riders may have been available to me under the Contract?
This Prospectus provides information about optional benefit Riders that you may have elected when you purchased a Contract. These Riders may not have been available in all states, may not have been available for all versions of the Contract, and may not have been available when you purchased the Contract. If you elected any of these Riders, you pay the additional charge shown in the Fee Tables. Please review your Contract carefully to determine which of the following optional benefit Riders, if any, you purchased.
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We describe the following optional benefit Riders in the Appendices to this Prospectus:
Appendix B: Optional Enhanced Death Benefits
•	Enhanced Earnings Death Benefit – not offered in New York or Washington;
•	Accelerated Beneficiary Protection Death Benefit – not offered in New York or Washington.
Appendix C: Optional Guaranteed Minimum Withdrawal Benefits
•	Income Plus For Life® 12.08;
•	Income Plus For Life – Joint Life® 12.08;
•	Income Plus For Life® (Quarterly Step-Up Review);
•	Income Plus For Life – Joint Life® (Quarterly Step-Up Review);
•	Income Plus For Life® (Annual Step-Up Review);
•	Income Plus For Life – Joint Life® (Annual Step-Up Review);
•	Principal Plus (formerly known as “Guaranteed Principal Plus”);
•	Principal Plus for Life (formerly known as “Guaranteed Principal Plus for Life”);
•	Principal Plus for Life Plus Automatic Annual Step-Up; and
•	Principal Returns.
We use the term “Income Plus For Life® Series Riders” in the Prospectus to refer to all six Income Plus For Life® Riders issued with the Contracts, i.e., Income Plus For Life® (Annual Step-Up Review); Income Plus For Life – Joint Life® (Annual Step-Up Review); Income Plus For Life® (Quarterly Step-Up Review); Income Plus For Life – Joint Life® (Quarterly Step-Up Review); Income Plus For Life® 12.08; and Income Plus For Life – Joint Life® 12.08.
If you elected to purchase any one of these guaranteed minimum withdrawal benefit Riders, you may invest your Contract Value only in the Investment Options we make available for these benefits (see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”). We also reserve the right to impose additional restrictions on Investment Options at any time.
Appendix D: Optional Guaranteed Minimum Income Benefits
•	Guaranteed Retirement Income Benefits* – offered by John Hancock USA;
•	Guaranteed Retirement Income Benefits* – offered by John Hancock New York.
*May also, in marketing and other materials, be referred to as “Guaranteed Retirement Income Programs.”
Payment Enhancement Rider. If you purchased your Contract in New York, John Hancock New York offered a Payment Enhancement optional benefit Rider (formerly known as a “Payment Credit” optional Rider.) Under this Rider, John Hancock New York credits a Payment Enhancement equal to 4% (5% for Contracts issued between July 12 and October 30, 2004) of the Purchase Payment and allocates it among Investment Options in the same proportions as your Purchase Payments. Contracts with this feature are subject to a higher withdrawal charge and for a longer period of time. When available, it could only be elected at Contract issue, and it cannot be revoked once elected. Your initial Purchase Payment must have been at least $10,000 to elect the Payment Enhancement Rider. The Payment Enhancement Rider was not available with Contracts issued outside of New York by John Hancock USA.
What are the tax consequences of owning a Contract?
In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:
•	withdrawals (including surrenders and systematic withdrawals);
•	payment of any death benefit proceeds;
•	periodic payments under one of our annuity payment options;
•	certain ownership changes; and
•	any loan, assignment or pledge of the Contract as collateral.
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How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:
•	the type of the distribution;
•	when the distribution is made;
•	the nature of any Qualified Plan for which the Contract is being used; and
•	the circumstances under which the payments are made.
If your Contract was issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible or excludible from income.
A 10% penalty tax applies in many cases to the taxable portion of any distributions from a Contract before you reach age 59½. Also, most Qualified Plans require that minimum distributions from a Contract commence and/or be completed within a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible or tax-deferred Purchase Payments you made or on any earnings under the Contract.
A Contract purchased as an investment vehicle for a Qualified Plan, including an IRA, does not provide any additional tax- deferral benefits beyond the treatment provided by the Qualified Plan. The favorable tax benefits available for Qualified Plans that invest in annuity contracts are also generally available if the Qualified Plan purchases other types of investments, such as mutual funds, equities and debt instruments. However, the Contract offers features and benefits that other investments may not offer, including the Investment Options and protection through living guarantees, death benefits and other benefits. Please note that federal tax law changes in the 2019 SECURE Act now limit certain annuitization and beneficiary payout options for contracts held as part of a Qualified Plan, including an IRA. Purchasers of Contracts for use with any retirement plan should consult with a qualified tax professional.
We provide additional information on taxes in “VII. Federal Tax Matters.” We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans.
Do I receive Transaction Confirmations?
We send you a confirmation statement for certain transactions in your Investment Accounts. Please review these transaction confirmations carefully to verify their accuracy. Please report any mistakes immediately to our Annuities Service Center (at the address or phone number shown on the first page of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the delivery of the transaction confirmation, you will be deemed to have ratified the transaction. If you have not already done so, please register for electronic delivery of your transaction confirmations by contacting the John Hancock Annuities Service Center at the applicable telephone number or internet address shown on the first page of this Prospectus for more information on electronic transactions.
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III.  Fee Tables
The following tables describe the fees and expenses applicable to buying, owning and surrendering a Wealthmark Contract. The tables also describe the fees and expenses for optional benefit Riders that were available for certain time periods. The items listed under “Contract Owner Transaction Expenses” and “Periodic Fees and Expenses Other than Portfolio Expenses” are more completely described under “VI. Charges and Deductions.” The items listed under “Total Annual Portfolio Operating Expenses” are described in detail in the Portfolios’ prospectuses. Unless otherwise shown, the tables entitled “Contract Owner Transaction Expenses” and “Periodic Fees and Expenses Other than Portfolio Expenses” show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).
The following table describes the fees and expenses that you pay at the time you withdraw Contract Values or surrender the Contract (or potentially when you transfer Contract Value between Investment Options). State premium taxes may also be deducted.
Contract Owner Transaction Expenses1
John Hancock USA
Withdrawal Charge (as percentage of Purchase Payments)[2]
First Year	6%
Second Year	6%
Third Year	5%
Fourth Year	5%
Fifth Year	4%
Sixth Year	3%
Seventh Year	2%
Thereafter	0%
Transfer Fee[3]
Maximum Fee	$25
Current Fee	$0
John Hancock New York
Withdrawal Charge (as percentage of Purchase Payments)[2]	With Payment Enhancement Rider	Without Payment Enhancement Rider
First Year	8%	6%
Second Year	8%	6%
Third Year	7%	5%
Fourth Year	7%	5%
Fifth Year	5%	4%
Sixth Year	4%	3%
Seventh Year	3%	2%
Eighth Year	1%	0%
Thereafter	0%	0%
Transfer Fee[3]
Maximum Fee	$25	$25
Current Fee	$0	$0
[1]	State premium taxes, which currently range from 0.04% to 4.00% of each Purchase Payment (see “VI. Charges and Deductions – Premium Taxes”), may also apply to your Contract.
[2]	The charge is taken upon withdrawal or surrender on a first-in, first-out basis within the specified period of years measured from the date of each Purchase Payment. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown above. The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.
[3]	This fee is not currently assessed against transfers. We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.
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The following table describes fees and expenses that you pay periodically during the time that you own the Contract. These tables do not include annual Portfolio operating expenses.
Periodic Fees and Expenses Other than Portfolio Expenses
	John Hancock USA	John Hancock New York
Annual Contract Fee[1]	$30	$30
Annual Separate Account Expenses[2] (as a percentage of Contract Value in the Variable Investment Options)
Mortality and Expense Risks Fee[3]	1.25%	1.25%
Administration Fee – asset based	0.15%	0.15%
Total Annual Separate Account Expenses (With No Optional Benefits Reflected)	1.40%	1.40%
Optional Benefits
Fees Deducted from Separate Account
Optional Enhanced Earnings Death Benefit Fee	0.20%	not offered
Optional Payment Enhancement Fee[4]	not offered	0.35%
Total Annual Separate Account Expenses (With the Enhanced Earnings Death Benefit and Payment Enhancement Fees reflected, as applicable)	1.60%	1.75%
Other Account Fees deducted from Contract Value
Optional Guaranteed Minimum Income Benefit Rider Fee[5]
Guaranteed Retirement Income Benefit II	0.45%	0.45%
Guaranteed Retirement Income Benefit III	0.50%	not offered
Accelerated Beneficiary Protection Death Benefit[6]	0.50%	not offered

Optional Guaranteed Minimum Withdrawal Benefit Rider Fees (as a percentage of Adjusted Guaranteed Withdrawal Balance)
	Income Plus For Life® (Annual Step-Up Review)[7]	Income Plus For Life – Joint Life® (Annual Step-Up Review) (not available in New York)[7]	Income Plus For Life® (Quarterly Step-Up Review) (issued outside New York)[7]	Income Plus For Life® (Quarterly Step-Up Review) (issued in New York)[7]	Income Plus For Life – Joint Life® (Quarterly Step-Up Review) (issued outside New York)[7]	Income Plus For Life – Joint Life® (Quarterly Step-Up Review) (issued in New York)[7]	Income Plus For Life® 12.08 (issued outside New York)[7]	Income Plus For Life® 12.08 (issued in New York)[7]
Maximum Fee	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Current Fee	0.60%	0.60%	0.75%	0.70%	0.75%	0.70%	0.85%	0.80%
	Income Plus For Life – Joint Life® 12.08 (issued outside New York)[7]	Income Plus For Life – Joint Life® 12.08 (issued in New York)[7]	Principal Plus For Life Plus Automatic Annual Step-Up8	Principal Plus for Life[9]	Principal Plus[9]	Principal Returns[10]
Maximum Fee	1.20%	1.20%	1.20%	0.75%	0.75%	0.95%
Current Fee	0.85%	0.80%	0.70%	0.40%	0.30%	0.50%
[1]	The $30 annual Contract fee will not be assessed prior to the Maturity Date under a Wealthmark Contract if at the time of its assessment the Contract Value is greater than or equal to $99,000.
[2]	We deduct from each of the Subaccounts a daily charge at an annual effective percentage of the Contract Value in the Variable Investment Options.
[3]	This charge is assessed on all active Contracts, including Contracts continued by a Beneficiary upon the death of the Contract Owner.
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[4]	This is a daily charge reflected as a percentage of the Variable Investment Options. If you elected the optional Payment Enhancement Rider, the guaranteed rate applicable to any Fixed Investment Options is also reduced by 0.35%.
[5]	Guaranteed Retirement Income Benefits could not be purchased if you elected to purchase Principal Plus or Principal Plus for Life. Availability varied by state and when you purchased your Contract. See Appendix D: “Optional Guaranteed Minimum Income Benefits” for availability. This fee is deducted from Contract Value. This is an annual charge applied as a percentage of the Income Base.
[6]	Subject to state availability, John Hancock USA offered the Accelerated Beneficiary Protection Death Benefit from December 2003 through December 2004. This option benefit could not be purchased, however, if you elected to purchase Principal Plus, Guaranteed Retirement Income Benefit II or Guaranteed Retirement Income Benefit III. This fee is deducted from Contract Value. This is an annual charge applied as a percentage of the Accelerated Beneficiary Protection Death Benefit.
[7]	The current charge for each of the Income Plus For Life® Series Riders is a percentage of the Adjusted Benefit Base. For each Rider, we reserve the right to increase the charge to a maximum charge of 1.20% if the Benefit Base is stepped-up to equal the Contract Value.
[8]	The current charge for the Principal Plus for Life Plus Automatic Annual Step-Up Rider is a percentage of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.1.20% if the Guaranteed Withdrawal Balance is stepped-up to equal the Contract Value. For Riders issued from December 15, 2008 to April 30, 2009, the current charge is 0.70% and for Riders issued from June 16, 2008 to December 12, 2008, the current charge is 0.55%. For Riders issued prior to June 16, 2008, the current charge is 0.60%.
[9]	The current charge is 0.40% for Principal Plus for Life and 0.30% for Principal Plus. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is stepped-up to equal the Contract Value. This is an annual charge applied as a percentage of the Adjusted Guaranteed Withdrawal Benefit Amount. The charge is deducted on an annual basis from the Contract Value.
[10]	The current charge for the Principal Returns Rider is 0.50% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.95% if the Guaranteed Withdrawal Balance is stepped-up to equal the Contract Value.
The next table describes the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the Portfolio’s prospectus.
Total Annual Portfolio Operating Expenses (as a percentage of the Portfolio’s average net assets for the fiscal year ended December 31, 2019)	Minimum	Maximum
Range of expenses that are deducted from Portfolio assets, including management fees, Rule 12b-1 fees, and other expenses	0.25%	1.474%
Examples
We provide the following examples that are intended to help you compare the costs of investing in a Contract with the costs of investing in other variable annuity contracts. The costs we show include Contract Owner expenses, Contract fees, Separate Account annual expenses and Portfolio fees and expenses. Examples 1 and 2 pertain to Wealthmark Contracts with optional benefit Riders and Example 3 pertains to Wealthmark Contracts without optional benefit Riders.
Example 1. Maximum Portfolio operating expenses – Wealthmark Contract with optional Riders
Wealthmark Contract with optional benefit Riders: The following example assumes that you invest $10,000 in a John Hancock USA Contract with the Enhanced Earnings Death Benefit and Income Plus For Life® optional benefit Riders and, for John Hancock New York Contracts, the Payment Enhancement and Income Plus For Life® Riders. The Income Plus For Life® Rider was not available at issue of your contract, but you may be eligible to exchange a previously purchased optional guaranteed minimum withdrawal benefit rider for Income Plus For Life®. This example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
John Hancock USA Enhanced Earnings Death Benefit and Income Plus For Life®
	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$979	$1,779	$2,615	$4,712
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$427	$1,313	$2,238	$4,712

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John Hancock New York Payment Enhancement and Income Plus for Life®
	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$1,177	$2,006	$2,775	$4,842
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$442	$1,356	$2,308	$4,842
Example 2. Maximum Portfolio operating expenses – Wealthmark Contract with optional Riders
Wealthmark Contract with optional benefit Riders: The following example assumes that you invest $10,000 in a John Hancock USA Contract with the Enhanced Earnings Death Benefit and Principal Plus for Life optional benefit Riders and, for John Hancock New York Contracts, the Payment Enhancement and Principal Plus for Life Riders. This example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
John Hancock USA Enhanced Earnings Death Benefit and Principal Plus for Life
	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$929	$1,6268	$2,346	$4,094
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$378	$1,154	$1,960	$4,094

John Hancock New York Payment Enhancement and Principal Plus for Life
	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$1,127	$1,855	$2,510	$4,228
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$393	$1,198	$2,031	$4,228
Example 3. Maximum Portfolio operating expenses – Wealthmark Contract with previously offered optional benefit Riders
Wealthmark Contract with previously offered optional benefit Riders: The following example assumes that you invest $10,000 in a Contract with the Enhanced Earnings Death Benefit and the previously offered Guaranteed Retirement Income Benefit III optional benefit Rider for John Hancock USA. For John Hancock New York, the example assumes the Contract has the previously offered Guaranteed Retirement Income Benefit II optional benefit Rider. This example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
John Hancock USA Enhanced Earnings Death Benefit and Guaranteed Retirement Income Benefit III
	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$903	$1,549	$2,218	$3,839
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$351	$1,075	$1,827	$3,839

John Hancock New York Guaranteed Retirement Income Benefit II
	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$880	$1,481	$2,106	$3,629
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$327	$1,003	$1,710	$3,629
Example 4. Minimum Portfolio operating expenses – Wealthmark Contract with no optional benefit Riders
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Wealthmark Contract with no optional benefit Riders: The third example also assumes that you invest $10,000 in a Contract, but with no optional Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
John Hancock USA and John Hancock New York No Optional Benefit Riders
	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$730	$1,029	$1,311	$1,980
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$171	$529	$911	$1,980
We include a Table of Accumulation Unit Values relating to the Contracts in Appendix U to this Prospectus.
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IV.  General Information about Us,
the Separate Accounts and the Portfolios
The Companies
Your Contract was issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.
John Hancock USA, formerly known as “The Manufacturers Life Insurance Company (U.S.A.),” is a stock life insurance company originally organized under the laws of Maine on August 20, 1955, by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 200 Berkeley Street, Boston, Massachusetts 02116. John Hancock USA also has an Annuities Service Center – its mailing address is P.O. Box 55444, Boston, MA 02205-5444; its overnight mail address is 30 Dan Road – Suite 55444, Canton, MA 02021-2809; and its email address is www.jhannuities.com.
John Hancock New York, formerly known as “The Manufacturers Life Insurance Company of New York,” is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla, New York 10595. John Hancock New York also has an Annuities Service Center – its mailing address is P.O. Box 55445, Boston, MA 02205-5445; its overnight mail address is 30 Dan Road – Suite 55444, Canton, MA 02021-2809; and its email address is www.jhannuities.com.
The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation’s acquisition of John Hancock Financial Services, Inc.
The Company incurs obligations under the Contract to guarantee certain amounts, and investors must depend on the financial strength of the Company for satisfaction of the Company’s obligations such as any Fixed Investment Option, the Lifetime Income Amount, the death benefit and any guaranteed amounts associated with our optional benefits Riders. Also, if you direct money into a DCA Fixed Investment Option that we may make available, the Company guarantees the principal value and the rate of interest credited to that Investment Option for the term of any DCA guarantee period. To the extent that the Company pays such amounts, the payments will come from the Company’s General Account assets. You should be aware that, unlike the Separate Accounts, the Company’s General Account is not segregated or insulated from the claims of the Company’s creditors. The General Account consists of securities and other investments that may decline in value during periods of adverse market conditions. The Company’s financial statements contained in the SAI include a further discussion of risks inherent within the Company’s General Account investments.
The Separate Accounts
You do not invest directly in the Portfolios made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Portfolio through one of our Separate Accounts. We hold the Portfolio’s shares in a “Subaccount” (usually with a name similar to that of the corresponding Portfolio) of the applicable Separate Account. A Separate Account’s assets (including the Portfolio’s shares) belong to the Company that maintains that Separate Account.
For Contracts issued by John Hancock USA, we purchase and hold Portfolio shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H, a Separate Account under the laws of Michigan.
For Contracts issued by John Hancock New York, we purchase and hold Portfolio shares in John Hancock Life Insurance Company of New York Separate Account A, a Separate Account under the laws of New York.
The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company’s other income, gains, or losses. Nevertheless, all obligations arising
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under a Company’s Contracts are general corporate obligations of that Company. Assets of a Separate Account may not be charged with liabilities arising out of any of the respective Company’s other business.
We reserve the right, subject to compliance with applicable law: to add other Subaccounts; to eliminate existing Subaccounts; to combine Subaccounts or transfer assets in one Subaccount to another Subaccount that we, or an affiliated company, may establish; or (in states where permitted) to restrict or prohibit additional allocations to a Subaccount. We will not eliminate existing Subaccounts or combine Subaccounts without the prior approval of the appropriate state and/or federal regulatory authorities.
We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company’s Separate Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.
The Portfolios
When you select a Variable Investment Option, we invest your money in a Subaccount of our Separate Accounts and it invests in shares of a corresponding Portfolio of:
•	the John Hancock Variable Insurance Trust; or
•	the Deutsche Funds.
The Portfolios in the Separate Account are NOT publicly traded mutual funds. The Portfolios are available to you only as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Portfolios also may be available through participation in certain tax-qualified pension, retirement or college savings plans.
Investment Management
The Portfolios’ investment advisers and managers may manage publicly traded mutual funds with similar names and investment objectives. However, the Portfolios are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Portfolio described in this Prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the Portfolios held in our Separate Account.
Our Managed Volatility Portfolios
In selecting the Portfolios that are available as Investment Options under the Contract (or its optional benefit Riders ), we may establish requirements that are intended, among other things, to mitigate market price and interest rate risk for compatibility with our obligations to pay guarantees and benefits under the Contract (and its optional benefit Riders ). We seek to make available Investment Options that use strategies that are intended to lower potential volatility, including, but not limited to, strategies that: encourage diversification in asset classes and style; combine equity exposure with exposure to fixed income securities; and that allow us to effectively and efficiently manage our exposure under the Contracts (and optional benefit Riders). The requirements we impose are intended to protect us from loss. They may increase a Portfolio’s transaction costs, and may otherwise lower the performance and reduce the availability of Investment Options under the Contract (and/or under optional benefit Riders).
During rising markets, the strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in a Portfolio without the managed volatility strategy. The managed volatility strategy may also suppress the value of the guaranteed Rider benefits. On the other hand, the managed volatility strategy seeks to manage the volatility of returns and limit the magnitude of Portfolio losses during declining markets with high volatility, although there is no guarantee that it will do so.
The five Managed Volatility Portfolios offered under the Contract have the following objectives and strategies:
Managed Volatility Aggressive Portfolio. Seeks long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 15% to
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18.5%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to equity securities could be reduced to 0% and its economic exposure to cash and cash equivalents or fixed-income securities could increase to 100%. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the Portfolio’s objective.
Managed Volatility Balanced Portfolio. Seeks growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 8.25% to 10.25%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities and underlying portfolios that invest primarily in fixed-income securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to either equity securities (either directly or through investment in underlying portfolios or derivatives) or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The Portfolio’s exposure to equity securities normally will not exceed 100%.
Managed Volatility Conservative Portfolio. Seeks current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 5.5% to 6.5%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities and underlying portfolios that invest primarily in fixed-income securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to either equity securities or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the Portfolio’s exposure to equity securities (either directly or through investment in underlying portfolios or derivatives) to no more than 22%.
Managed Volatility Growth Portfolio. Seeks long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 11% to 13%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities and underlying portfolios that invest primarily in fixed-income securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to either equity securities or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the Portfolio’s exposure to equity securities (either directly or through investment in underlying portfolios or derivatives) to no more than 77%.
Managed Volatility Moderate Portfolio. Seeks current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 7% to 9%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities and underlying portfolios that invest primarily in fixed-income securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to either equity securities or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the Portfolio’s exposure to equity securities (either directly or through investment in underlying portfolios or derivatives) to no more than 44%.
You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio.

The John Hancock Variable Insurance Trust is a so-called “series” type mutual fund and is registered under the 1940 Act as an open- end management investment company. John Hancock Variable Trust Advisers, LLC (“JHVTA LLC”) provides investment advisory services to the John Hancock Variable Insurance Trust and receives investment management fees for doing so. JHVTA LLC pays a portion of its investment management fees to other firms that manage the John Hancock Variable Insurance Trust’s Portfolios (i.e., subadvisers). JHVTA LLC is our affiliate and we indirectly benefit from any investment management fees JHVTA LLC retains.
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The John Hancock Variable Insurance Trust has obtained an order from the SEC permitting JHVTA LLC, subject to approval by the Board of Trustees, to change a subadviser for a Portfolio or the fees paid to subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHVTA LLC to appoint a subadviser that is an affiliate of JHVTA LLC or the John Hancock Variable Insurance Trust (other than by reason of serving as subadviser to a Portfolio) (an “Affiliated Subadviser”) or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.
If shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of a Portfolio and substitute shares of another Portfolio, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).
Portfolio Expenses
Fees and expenses of the Portfolios include investment management fees, Rule 12b-1 fees and other operating expenses. The fees and expenses are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you might earn on any Separate Account Investment Options.
The Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolio attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Portfolio to Portfolio and among classes of shares within a Portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Portfolio’s assets and paid for the services we or our affiliates provide to that Portfolio. Compensation payments may be made by a Portfolio’s investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the “American Fund Portfolios” of the John Hancock Variable Insurance Trust for the marketing support services it provides. None of these compensation payments results in any additional charge to you.
Funds of Funds and Master-Feeder Funds
Each of the John Hancock Variable Insurance Trust’s Lifestyle Aggressive Portfolio, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Managed Volatility Aggressive Portfolio, Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio and Managed Volatility Moderate Portfolio (“JHVIT Funds of Funds”) is a “fund of funds” that invests in other underlying mutual funds. Expenses for a fund of funds may be higher than those for other Portfolios because a fund of funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying Portfolios in which it invests. The prospectus for each of the JHVIT Funds of Funds contains a description of the underlying portfolios for that Portfolio, including expenses of those portfolios, associated investment risks, and deductions from and expenses paid out of the assets of the Portfolio.
Each of the John Hancock Variable Insurance Trust’s American Asset Allocation, American Global Growth, American Growth, American Growth-Income and American International Trusts (“JHVIT American Fund Portfolios”) invests in Class 1 shares of the corresponding investment portfolio of a “master” fund. The JHVIT American Fund Portfolios operate as “feeder funds,” which means that each Portfolio does not buy investment securities directly. Instead, it invests in a corresponding “master fund” which in turn purchases investment securities. Each of the JHVIT American Fund Portfolios has the same investment objective and limitations as its corresponding master fund. The prospectus for the American Fund master funds is included with the prospectuses for the JHVIT American Fund Portfolios.
Portfolio Investment Objectives
You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. The following table contains a general description of the investment objectives of the Portfolios that we make available under the Contracts. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio.
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You can obtain a copy of a Portfolio’s prospectus (including the prospectus for a master fund for any of the Portfolios that are operated as feeder funds), without charge, by contacting us at the Annuities Service Center website, phone number or address shown on the first page of this Prospectus. You should read the Portfolio’s prospectus carefully before investing in the corresponding Variable Investment Option.
The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider (see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).
JOHN HANCOCK VARIABLE INSURANCE TRUST
Portfolio	Subadviser	Investment Objective
500 Index Trust Series NAV	Manulife Investment Management (North America) Limited	Seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Active Bond Trust[1] Series II	Manulife Investment Management (US) LLC	Seeks income and capital appreciation.
American Asset Allocation Trust Series II	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Global Growth Trust Series II	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	Seeks long-term growth of capital.
American Growth Trust Series II	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	Seeks to provide growth of capital.
American Growth-Income Trust Series II	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	Seeks to provide growth of capital and income.
American International Trust Series II	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	Seeks long-term growth of capital.
Blue Chip Growth Trust Series II	T. Rowe Price Associates, Inc.	Seeks to provide long-term growth of capital. Current income is a secondary objective.
Capital Appreciation Trust Series II	Jennison Associates LLC	Seeks long-term growth of capital.
Capital Appreciation Value Trust Series II	T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
Core Bond Trust Series II	Wells Capital Management, Incorporated	Seeks total return consisting of income and capital appreciation.
Disciplined Value International (formerly International Value Trust) Series II	Boston Partners Global Investors, Inc.	Seeks long-term growth of capital.
Emerging Markets Value Trust Series II	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.
Equity Income Trust (successor to Utilities Trust) Series II	T. Rowe Price Associates, Inc.	Seeks substantial dividend income and also long-term growth of capital.
Financial Industries Trust Series II	Manulife Investment Management (US) LLC	Seeks growth of capital.
Fundamental All Cap Core Trust Series II	Manulife Investment Management (US) LLC	Seeks long-term growth of capital.
Fundamental Large Cap Value Trust Series II	Manulife Investment Management (US) LLC	Seeks long-term capital appreciation.
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JOHN HANCOCK VARIABLE INSURANCE TRUST
Portfolio	Subadviser	Investment Objective
Global Trust Series II	Manulife Investment Management (US) LLC	Seeks long-term capital appreciation.
Health Sciences Trust Series II	T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
High Yield Trust[2] Series II	Western Asset Management Company	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.
International Equity Index Trust (successor to International Growth Stock Trust) Series NAV	SSgA Funds Management, Inc.	Seeks to track the performance of a broad- based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.
International Small Company Trust Series II	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.
Investment Quality Bond Trust Series II	Wellington Management Company, LLP	Seeks to provide a high level of current income consistent with the maintenance of principal and liquidity.
Lifestyle Aggressive Portfolio Series II	Manulife Investment Management (US) LLC	Seeks long-term growth of capital.
Lifestyle Balanced Portfolio Series II	Manulife Investment Management (US) LLC	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Lifestyle Conservative Portfolio Series II	Manulife Investment Management (US) LLC	Seeks a high level of current income with some consideration given to growth of capital.
Lifestyle Growth Portfolio Series II	Manulife Investment Management (US) LLC	Seeks long-term growth of capital. Current income is also a consideration.
Lifestyle Moderate Portfolio Series II	Manulife Investment Management (US) LLC	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Managed Volatility Aggressive Portfolio Series II	Manulife Investment Management (US) LLC	Seeks long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses.
Managed Volatility Balanced Portfolio Series II	Manulife Investment Management (US) LLC	Seeks growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses.
Managed Volatility Conservative Portfolio Series II	Manulife Investment Management (US) LLC	Seeks current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses.
Managed Volatility Growth Portfolio Series II	Manulife Investment Management (US) LLC	Seeks long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses.
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JOHN HANCOCK VARIABLE INSURANCE TRUST
Portfolio	Subadviser	Investment Objective
Managed Volatility Moderate Portfolio Series II	Manulife Investment Management (US) LLC	Seeks current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses.
Mid Cap Index Trust Series II	Manulife Investment Management (North America) Limited	Seeks to approximate the aggregate total return of a mid-cap U.S. domestic equity market index.
Mid Cap Stock Trust Series II	Wellington Management Company, LLP	Seeks long-term growth of capital.
Mid Value Trust Series II	T. Rowe Price Associates, Inc.	Seek long-term capital appreciation.
Money Market Trust Series NAV	Manulife Investment Management (US) LLC	Seeks to obtain maximum current income consistent with preservation of principal and liquidity.
Opportunistic Fixed Income Trust (formerly Global Bond Trust) Series II	Wellington Management Company LLP	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Real Estate Securities Trust[3] Series II	DWS Investment Management Americas Inc. (“DIMA”)	Seeks to achieve a combination of long-term capital appreciation and current income.
Science & Technology Trust Series II	T. Rowe Price Associates, Inc. and Allianz Global Investors U.S. LLC[4]	Seeks long-term growth of capital. Current income is incidental to the Portfolio’s objective.
Select Bond Trust Series II	Manulife Investment Management (US) LLC	Seeks income and capital appreciation.
Short Term Government Income Trust Series II	Manulife Investment Management (US) LLC	Seeks a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
Small Cap Index Trust Series II	Manulife Investment Management (North America) Limited	Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index.
Small Cap Opportunities Trust Series II	Dimensional Fund Advisors LP & Invesco Advisers, Inc.[5]	Seeks long-term capital appreciation.
Small Cap Stock Trust Series II	Wellington Management Company, LLP	Seeks long-term capital appreciation.
Small Cap Value Trust Series II	Wellington Management Company, LLP	Seeks long-term capital appreciation.
Small Company Value Trust Series II	T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.
Strategic Income Opportunities Trust Series II	Manulife Investment Management (US) LLC	Seeks a high level of current income.
Total Bond Market Trust Series II	Manulife Investment Management (US) LLC	Seeks to track the performance of the Barclays U.S. Aggregate Bond Index (which represents the U.S. investment grade bond market).
Total Stock Market Index Trust Series II	Manulife Investment Management (North America) Limited	Seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index.
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JOHN HANCOCK VARIABLE INSURANCE TRUST
Portfolio	Subadviser	Investment Objective
Ultra Short Term Bond Trust Series II	Manulife Investment Management (US) LLC	Seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
DEUTSCHE INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP Series B2	Deutsche Investment Management Americas Inc.[6]	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500® Index”)[7], which emphasizes stocks of large U.S. companies.
[1]	The Active Bond Trust is subadvised by Declaration Management & Research LLC and Manulife Investment Management (US) LLC a division of Manulife Asset Management (US) LLC, with each subadviser subadvising approximately one half of the assets of the Portfolio. Since the Portfolio is only rebalanced periodically, the actual percentage of the Portfolio managed by each subadviser will vary.
[2]	High Yield Trust is sub-subadvised by Western Asset Management Company Limited.
[3]	RREEF America L.L.C. provides sub-subadvisory services to DIMA in its management of the Real Estate Securities Trust.
[4]	The Science and Technology Trust is subadvised by T. Rowe Price Associates, Inc. and Allianz Global Investors U.S. LLC, with each subadviser subadvising approximately one half of the assets of the Portfolio. Since the Portfolio is only rebalanced periodically, the actual percentage of the Portfolio managed by each subadviser will vary. This allocation may be changed at any time.
[5]	The Small Cap Opportunities Trust is subadvised by Dimensional Fund Advisors, LP and Invesco Aim Capital Management, Inc., with each subadviser subadvising approximately one half of the assets of the Portfolio. Since the Portfolio is only rebalanced periodically, the actual percentage of the Portfolio managed by each subadviser will vary.
[6]	Deutsche Equity 500 Index VIP is subadvised by Northern Trust Investments, Inc. (“NTI”).
[7]	“Standard & Poor’s” and “S&P 500” are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global. None of the Index Trusts are sponsored, endorsed, sold or promoted by any of these companies, and none of these companies or any of their respective affiliates make any representation regarding the advisability of investing in the Trust. As of February 28, 2019, the market capitalizations of companies included in the S&P 500 Index ranged from $4.8 billion to $860.6 billion.
Voting Interest
We will vote Portfolio shares held in a Separate Account at any Portfolio shareholder meeting in accordance with timely voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for voting materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. If there are shares of a Portfolio held by a Subaccount for which we do not receive timely voting instructions, we will vote those shares in the same proportion as the total votes for all of our registered separate accounts for which we have received timely instructions, We will vote all Portfolio shares that we hold directly in our General Account in the same proportion as the total votes for all our registered separate accounts and those of any of our affiliates for which we have received timely instructions. One effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.
During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Portfolio for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Subaccount in which such Portfolio shares are held by the net asset value per share of that Portfolio.
During the Pay-out Period for a variable annuity option, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Portfolio for which voting instructions may be given by dividing the reserve for the Contract allocated to the Subaccount in which such Portfolio shares are held by the net asset value per share of that Portfolio. Generally, the number of votes tends to decrease as annuity payments progress because the amount of reserves attributable to a Contract will usually decrease after commencement of annuity payments.
We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.
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V.  Description of the Contract
Eligible Plans
Contracts may have been issued to fund plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities (“IRAs”), pension and profit-sharing plans for corporations and sole proprietorships/partnerships (“H.R. 10” and “Keogh” plans), tax-sheltered annuities, and state and local government deferred compensation plans (see “VII. Federal Tax Matters – Other Qualified Plans,” or you may request a copy of the SAI). The Contracts are not designed to fund a comingled account for multiple participants in a Qualified Plan. The Contracts are designed so that they may be used with nonqualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee), or issued as individually owned nonqualified contracts, as may be eligible under applicable law.
You should consult with a qualified tax professional for more information if you are considering a conversion of your Qualified Contract to a Roth account. You should also consider that:
•	the Contracts are not designed to hold both Roth and non-Roth accounts; we do not separately account for any part of any Purchase Payments, Contract Value or any Annuity Payments as attributable to both a Roth account and a non-Roth account, even if permitted in your Qualified Plan, and that you or your plan administrator will be responsible for any tax related accounting required by such a split; and
•	any transfer of Contract Value from a Contract used to fund a non-Roth account to a Roth account permitted in your Qualified Plan (or from a Contract used to fund a Roth account to a non-Roth account) may incur withdrawal charges.
Please see “VII. Federal Tax Matters – General Information Regarding Qualified Contracts” for additional information about the use of the Contract in connection with Qualified Plans.
Eligibility Restrictions – Section 403(b) Plans. For information regarding Contracts issued for use in an existing retirement plan intended to qualify under section 403(b) of the Code (a “Section 403(b) Plan” or a “403(b) Plan”), please see “VII. Federal Tax Matters – Other Qualified Plans,” or you may request a copy of the SAI from the Annuities Service Center.
Beneficiary IRAs. For all Contracts that offered optional benefit Riders, effective February 2, 2009, we no longer allowed you to establish a new Beneficiary IRA that included any optional benefit Rider, nor do we allow anyone with an existing Beneficiary IRA that does not have an optional benefit Rider to subsequently elect any optional benefit Rider. The restriction includes all optional benefit Riders that were otherwise available under the Contract (where applicable, see Appendix B: “Optional Enhanced Death Benefits” Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits,” and Appendix D: “Optional Guaranteed Minimum Income Benefit(s),” to determine what optional benefit Riders, if any, were available).
We will continue to support existing Beneficiary IRAs that already include optional benefit Riders.
Eligible Groups. John Hancock USA has issued group contracts to Venture® Trust, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with John Hancock Distributors LLC, the principal underwriter of the Contracts.
Accumulation Period Provisions
Purchase Payments
Restrictions on Additional Purchase Payments for Nonqualified Contracts with a Guaranteed Minimum Withdrawal Benefit Rider. Under our current administrative rules:
•	You may not make an Additional Purchase Payment, without our prior approval, after the first Contract Anniversary following the Rider Date.
•	(Contracts issued in New Jersey or Oregon) You may not make an Additional Purchase Payment, without our prior approval, if your total Additional Purchase Payments would exceed $100,000.
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Additional Purchase Payments for Nonqualified Contracts with a guaranteed minimum withdrawal benefit Rider are also subject to the following:
•	You may not make an Additional Purchase Payment, without our prior approval, if your Contract Value exceeds $1 million at the time of payment or if your Contract Value is less than $1 million and the Additional Purchase Payment would cause your Contract Value to exceed $1 million.
•	You may not make an Additional Purchase Payment if your GMWB Rider is in the Settlement Phase.
Restrictions on Additional Purchase Payments for Qualified Contracts (Including IRAs) with a Guaranteed Minimum Withdrawal Benefit Rider. Under our current administrative rules:
•	You may not make an Additional Purchase Payment, without our prior approval, at any time after the Age 65 Contract Anniversary on a Qualified Contract with a GMWB Rider.
•	(Contracts issued in New Jersey or Oregon) You may not make an Additional Purchase Payment, without our prior approval, after the later of the first Contract Anniversary following the Rider Date or the Age 65 Contract Anniversary if your total Additional Purchase Payments after the first Contract Anniversary would exceed $100,000.
Additional Purchase Payments for Qualified Contracts with a guaranteed minimum withdrawal benefit Rider are also subject to the following:
•	You may not make an Additional Purchase Payment, without our prior approval, if your Contract Value exceeds $1 million at the time of payment or if your Contract Value is less than $1 million and the Additional Purchase Payment would cause your Contract Value to exceed $1 million.
•	You may not make an Additional Purchase Payment after the oldest Covered Person becomes age 81 or if your GMWB Rider is in the Settlement Phase.
Additional Purchase Payments for Contracts Issued With or Without a Guaranteed Minimum Withdrawal Benefit Rider. Additional Purchase Payments must be at least $30. All Additional Purchase Payments must be in U.S. dollars.
We may provide for periodic Additional Purchase Payments to be automatically paid or transferred from your bank account, brokerage account or other account you hold at a similar financial institution (“Financial Account Plan”) or deducted from your paycheck (“Payroll Plan”) on a periodic basis. If an Additional Purchase Payment would cause your Contract Values in this Contract plus any other variable annuity contracts with the same Owner or Annuitant, issued by us or our affiliates (your “total contract values”), to exceed $1 million, or if your total contract values already exceed $1 million, you must obtain our prior approval in order to make the Purchase Payment.
Additional Purchase Payments made through Financial Account Plans and Payroll Plans. Under our current administrative rules, you may request us to accept periodic Additional Purchase Payments under the terms of a Contract issued without a GMWB Rider that are automatically paid or transferred from your Financial Account Plan or in connection with a Payroll Plan. Under our current administrative rules, we will continue to accept periodic Additional Purchase Payments for a Contract with a GMWB Rider when made in connection with a Financial Account Plan or Payroll Plan if:
•	the Financial Account Plan or Payroll Plan was in effect prior to May 4, 2012;
•	no automatic withdrawal program from your Contract is in effect; and
•	your GMWB Rider is not in the Settlement Phase.
For Qualified Contracts with a GMWB Rider, you may not make an Additional Purchase Payment under a Financial Account Plan or Payroll Plan after the oldest Covered Person becomes age 81.
Contracts Issued for Use With Tax-Qualified Retirement Plans. Whether you can make regular contributions to the contract will generally depend on whether you have the necessary earned income for the year. Other restrictions may apply depending on your plan. Restrictions may apply for Contracts issued for use in a retirement plan intended to qualify under section 403(b) of the Code. Please consult with a qualified tax professional for additional information.
Initial Purchase Payments. We no longer issue the Contracts and do not accept initial Purchase Payments for new Contracts. We provide information regarding initial Purchase Payment requirements for the Contracts in the SAI.
Approval of Additional Purchase Payment to Prevent Cancellation of Contracts. We will mail notice to you at your last known address if we intend to cancel a Contract, where permitted by state law, at the end of any two consecutive Contract
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Years (three for Contracts issued in New York) in which no Purchase Payments have been made, in order to allow you to make the necessary Additional Purchase Payment to keep your Contract in force.
If permitted by state law, we may cancel a Contract at the end of any two consecutive Contract Years (three for Contracts issued in New York) in which no Purchase Payments have been made, if both:
•	the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and
•	the Contract Value at the end of such two-year period is less than $2,000.
In addition, if your account value becomes less than the annual administration and/or rider fee amounts, we may cancel your Contract, retaining any remaining value to cover a portion of the annual fee costs. If the Contract has a Rider, we will refund the income base amount in the form of a lump sum payment.
As a matter of administrative practice, the respective Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Additional Purchase Payment (if not otherwise restricted) to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in such states. If we cancel your Contract, we will pay you the Contract Value computed as of the period from one Business Day to the next (the “valuation period”) during which the cancellation occurs, minus the amount of any withdrawal charge, Rider fee and Unpaid Loan, and minus the $30 annual Contract fee. For IRAs, you must be eligible to make an IRA contribution. For any IRA benefit refund amounts over $200, you must receive prior notice for federal tax withholding election (and state where applicable). The amount paid is treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see “VII. Federal Tax Matters”).
Allocation of Purchase Payments. You designate how your Purchase Payments are to be allocated among the Investment Options (subject to the restrictions described below). You may change the allocation of Additional Purchase Payments at any time by notifying us in writing (or by telephone or electronically if you comply with our telephone or electronic transaction procedures described in “Telephone and Electronic Transactions” in this section, below).***
Restrictions on the Money Market Investment Option. You are not permitted to make new investments in the Money Market Investment Option. Transfers of amounts from other Investment Options into the Money Market Investment Option also are not permitted (please refer to “Transfers You May Make Among Investment Options” in this section, below). If you currently have Contract Value in the Money Market Investment Option, you may continue to keep that Contract Value in Money Market, but any transfer or withdrawal from Money Market cannot be replaced.
Restrictions on the Deutsche Equity 500 Index VIP Investment Option. You are not permitted to make new investments in the Deutsche Equity 500 Index VIP Investment Option. Transfers of amounts from other Investment Options into this Investment Option also are not permitted (please refer to “Transfers You May Make Among Investment Options” in this section, below). If you currently have Contract Value in the Deutsche Equity 500 Index VIP Investment Option, you may continue to keep that Contract Value in that Investment Option, but any transfer or withdrawal from it cannot be replaced. However, if you are enrolled in an Asset Rebalancing Program that includes scheduled transfers of Contract Value into the Deutsche Equity 500 Index VIP Investment Option, then the program will continue to make those transfers (see “Special Transfer Services − Asset Rebalancing Program” in this section, below).
Modification of Additional Purchase Payment Requirements. We may modify, suspend, waive or terminate our restrictions on Additional Purchase Payments at any time. This may include, but is not limited to, circumstances where:
•	you obtain our prior approval to make Additional Purchase Payments for Contracts with or without GMWB Riders, and we waive our restrictions; or
•	we impose additional restrictions on, or eliminate, your ability to make any Additional Purchase Payments through Financial Account Plans and/or Payroll Plans.
Payment Enhancement
The optional Payment Enhancement Rider (previously known as the optional “Payment Credit” Rider) was not available for John Hancock USA Contracts. The Payment Enhancement Rider was only available with Contracts issued in New York by John Hancock New York. You may only have elected the Payment Enhancement Rider at issue and, once elected, the Payment Enhancement Rider is irrevocable. The minimum initial Purchase Payment required to elect the Payment Enhancement Rider was $10,000. We imposed an additional fee for the Payment Enhancement Rider and Contracts with this feature are subject to a higher withdrawal charge for a longer period of time.
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If you elected the Payment Enhancement Rider, we will add a Payment Enhancement to your Contract when you make a Purchase Payment. The Payment Enhancement is equal to 4% of the Purchase Payment and is allocated among Investment Options in the same proportion as your Purchase Payment. For John Hancock New York Contracts issued on or after July 12, 2004 and prior to November 1, 2004, the Payment Enhancement is 5%. The Payment Enhancement Rider is funded from John Hancock New York’s General Account.
Purchase Payments Which Are Not Eligible for a Payment Enhancement. If the Owner’s Spouse is the Beneficiary, the Spouse continues the Contract as the new Owner and a death benefit is paid upon the death of the Spouse. For purposes of calculating this death benefit, the death benefit paid upon the first Owner’s death will be treated as a Purchase Payment to the Contract. Such Purchase Payment will not be eligible for a Payment Enhancement.
Tax Considerations. Payment Enhancements are not considered to be “investment in the contract” for income tax purposes (see “VII. Federal Tax Matters”).
Matters to Consider About the Payment Enhancement. There may be circumstances where you may be worse off for having purchased a Contract with a Payment Enhancement as opposed to a Contract without a Payment Enhancement. For example, the higher charges for a Contract with a Payment Enhancement may over time exceed the amount of the Payment Enhancement and any earnings thereon. Before making any allowable Additional Purchase Payments, you and your financial representative should consider:
•	The length of time that you plan to own your Contract;
•	The frequency, amount and timing of any partial surrenders; and
•	The amount and frequency of your Additional Purchase Payments.
We expect to make a profit from the Contracts. The charges used to recoup the expense of paying the Payment Enhancement include the withdrawal charge and the asset-based charges (see “VI. Charges and Deductions”).
If you are eligible and would like to make Additional Purchase Payments to a Contract in connection with certain Qualified Plans, then special considerations regarding the Payment Enhancement may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether Additional Purchase Payments to your Contract are suitable in connection with such a Qualified Plan, you should consider the effect of the Payment Enhancement on the plan’s compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan’s tax favored status under the Code (see “VII. Federal Tax Matters – Other Qualified Plans”).
Additional Charges for the Payment Enhancement Rider. If you elected the Payment Enhancement Rider, the Separate Account annual expenses are increased by 0.35%. The guaranteed interest rate on Fixed Investment Options is reduced by 0.35%. In addition, each Purchase Payment will be subject to a higher withdrawal charge for a longer period of time. The maximum withdrawal charge if the Payment Enhancement Rider is elected is 8% (as opposed to 6% with no Payment Enhancement Rider) and the withdrawal charge period is 8 years if the Payment Enhancement Rider is elected (as opposed to 7 years with no Payment Enhancement Rider).
Accumulation Units
During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of “accumulation units” to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Contract’s Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.
We usually credit an approved Additional Purchase Payment received by mail or wire transfer that we accept on the Business Day on which it is received in Good Order at our Annuities Service Center. We will promptly return any amount that we do not accept as an Additional Purchase Payment or that is otherwise not in Good Order.
We deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay death benefit proceeds, or apply amounts to an Annuity Option.
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Automated Transactions. Automated transactions include transfers under Dollar Cost Averaging and the Asset Rebalancing Program, pre-scheduled withdrawals or Purchase Payments, Required Minimum Distributions, substantially equal periodic payments under section 72(t) or 72(q) of the Code, transactions scheduled to occur on your Contract Anniversary, and annuity payments. Automated transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Business Day. In that case, the transaction will be processed and valued on the next Business Day unless, with respect to Required Minimum Distributions, substantially equal periodic payments under section 72(t) or 72(q) of the Code, and annuity payments only, the next Business Day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior Business Day.
Value of Accumulation Units
The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options holding Contract assets. We arbitrarily set the value of an accumulation unit for each Subaccount on the first Business Day the Subaccount was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying (i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the “net investment factor” for that Subaccount (described below) for the Business Day on which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Portfolio determines the net asset value of its shares.
We use a Portfolio share’s net asset value at the end of a Business Day to determine the accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:
•	your Purchase Payment transaction is complete before the close of daytime trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) for that Business Day; or
•	we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of daytime trading on the New York Stock Exchange for that Business Day.
Net Investment Factor
The net investment factor is an index used to measure the investment performance of a Subaccount over a valuation period. The net investment factor may be greater than, less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each Subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:
(a)  is the net asset value per share of a Portfolio share held in the Subaccount determined at the end of the current valuation period, plus any dividends and distributions received per share during the current valuation period;
(b)  is the net asset value per share of a Portfolio share held in the Subaccount determined as of the end of the immediately preceding valuation period; and
(c)  is a factor representing the charges deducted from the Subaccount on a daily basis for Separate Account annual expenses.
Transfers You May Make Among Investment Options
During the Accumulation Period, you may transfer amounts among the Variable Investment Options, subject to the frequent trading restrictions set forth below.
You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (see “Telephone and Electronic Transactions,” below). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit accumulation units to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. We reserve the right to require your transfers to be at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we may transfer the entire amount instead of the requested amount.
Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but we reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.
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Frequent Transfer Restrictions. Investment Options in variable annuity and variable life insurance products can be a target for abusive transfer activity because these products value their Investment Options on a daily basis and allow transfers among Investment Options without immediate tax consequences. As a result, some investors may seek to transfer frequently into and out of Variable Investment Options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a Variable Investment Option because such activity may expose a Variable Investment Option’s underlying Portfolio to increased Portfolio transaction costs and/or disrupt the Portfolio manager’s ability to effectively manage a Portfolio in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.
To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers you make to two per calendar month per Contract, with certain exceptions, and have established procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day as a single transfer. We do not count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a Fixed Investment Option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Portfolios, or (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described below in “Pay-out Period Provisions – Transfers During Pay-out Period”). Under each Separate Account’s policy and procedures, a Contract Owner may transfer Contract Value to the Ultra Short Term Bond Investment Option even if the Contract Owner reaches the two-transfers-per-month limit, as long as 100% of the Contract Value in all Variable Investment Options is transferred to the Ultra Short Term Bond Investment Option. If such a transfer to the Ultra Short Term Bond Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from the Ultra Short Term Bond Investment Option to another Variable Investment Option. We apply each Separate Account’s policy and procedures uniformly to all Contract Owners.
In addition to the transfer restrictions that we impose, the John Hancock Variable Insurance Trust and Deutsche Funds also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to a Portfolio upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.
We reserve the right to take other actions to restrict trading, including, but not limited to:
•	restricting the number of transfers made during a defined period;
•	restricting the dollar amount of transfers;
•	restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and
•	restricting transfers into and out of certain Subaccount(s).
In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios (see “Withdrawals” in this section, below, for details on what suspensions of redemptions may be permissible). We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).
While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.
Maximum Number of Investment Options
There is no limit on the number of Investment Options to which you may allocate Purchase Payments.
Telephone and Electronic Transactions
We permit you to request transfers by telephone. You may also apply to request withdrawals by telephone. We additionally encourage you to access information about your Contract, request transfers and perform some transactions electronically through the internet. If you have not done so, we encourage you to register for electronic delivery of your transaction confirmations. Please contact us at the telephone number or internet address shown on the first page of this Prospectus for more information on electronic transactions.
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To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone by sending us instructions in a form acceptable to us. If you register for electronic delivery, we keep your personal information confidential and secure, and we do not share this information with outside marketing agencies.
We are not liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we record all conversations with you. When someone contacts us by telephone and follows our procedures, we assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:
•	any loss or theft of your password; or
•	any unauthorized use of your password.
We may be liable for any losses due to unauthorized or fraudulent instructions only where we fail to employ our procedures properly.
All transaction instructions we receive by telephone or electronically will be followed by either a hardcopy or electronic delivery of a transaction confirmation. Transaction instructions we receive by telephone or electronically before the close of any Business Day, will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.
We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum Withdrawal Amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.
Special Transfer Services – Dollar Cost Averaging Program
We administer a Dollar Cost Averaging (“DCA”) program. If you entered into a DCA agreement, you may have elected, at no cost, to automatically transfer on a monthly basis a predetermined dollar amount from any Variable Investment Option, or, if available, from a Fixed Investment Option we permitted for this purpose (the “DCA Source Investment Option”), to other Variable Investment Options (the “Destination Investment Options”), until the amount in the DCA Source Investment Option is exhausted. You may make Additional Purchase Payments (if not otherwise restricted) while you are enrolled in a DCA program. If you do not provide us with express written allocation instructions for these Additional Purchase Payments, no amounts will be allocated into your DCA Source Investment Option. Instead, they will be allocated among the Destination Investment Options according to the allocation you selected upon enrollment in the DCA program.
The DCA program allows investments to be made in equal installments over time in an effort to reduce the risk posed by market fluctuations. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Subaccount when the unit value is low, and less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. In addition, the DCA program does not protect you from market fluctuations in your DCA Source Investment Option. If you are interested in the DCA program, you may elect to participate in the program on a separate authorization form and obtain full information concerning the program and its restrictions from your financial representative or our Annuities Service Center. You may elect out of the DCA program at any time. There is no charge for participation in the DCA program.
You should consult with your financial representative to assist you in determining whether the DCA program is suited for your financial needs and investment risk tolerance.
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Special Transfer Services – Asset Rebalancing Program
We administer an Asset Rebalancing Program which enables you to specify the allocation percentage levels you would like to maintain in particular Investment Options. We automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Investment Options. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing Program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you need to monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing Program.
For rebalancing programs begun on or after October 1, 1996, we permit asset rebalancing only on the following time schedules:
•	quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);
•	semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or
•	annually on December 26th (or the next Business Day if December 26th is not a Business Day).
Rebalancing will continue to take place on the last Business Day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.
Withdrawals
During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to the Annuities Service Center. You may make withdrawals by telephone, as described above under “Telephone and Electronic Transactions.” For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant’s Spouse under the Code. See the SAI for further information regarding the impact of withdrawals from section 403(b) Qualified Contracts. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans and any applicable withdrawal charge, Rider charge, administrative fee, or tax. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the Withdrawal Amount from that Investment Account.
When making a partial withdrawal, you may specify the Investment Options from which the withdrawal is to be made. The Withdrawal Amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal charge. If you do not specify the Investment Options from which a withdrawal is to be taken, we take the withdrawal proportionally from all of your Variable Investment Options until exhausted, and then from the Fixed Investment Options beginning with the shortest guarantee period first and ending with the longest guarantee period last. For rules governing the order and manner of withdrawals from the Fixed Investment Options, see “Fixed Investment Options.”
We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you want to use a part of your Contract Value to purchase an immediate annuity contract, you must make a withdrawal request, which will be subject to any applicable withdrawal charge. Such a withdrawal may also have tax consequences.
There is no limit on the frequency of withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any applicable withdrawal charge) the amount remaining in the Investment Option is less than $100, we reserve the right to treat the withdrawal as a withdrawal of the entire amount held in the Investment Option. If the Withdrawal Amount would reduce the Contract Value to less than $300 or the remaining withdrawal charge, if greater, we generally treat the withdrawal as a total withdrawal of the Contract Value. We currently enforce these Contract minimum restrictions only for Contracts that do not have a guaranteed minimum withdrawal benefit Rider or, where applicable, a guaranteed minimum income benefit Rider. We reserve the right to enforce these restrictions for other Contracts in the future.
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When we receive a withdrawal request in Good Order at our Annuities Service Center, we will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven calendar days of receipt of the request. We reserve the right to defer the right of withdrawal or postpone payments for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency exists, as determined by the SEC, as a result of which disposal of securities held in a Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Accounts’ net assets;
•	pursuant to SEC rules, the Money Market Subaccount suspends payment of redemption proceeds in connection with a liquidation of the underlying Portfolio; or
•	the SEC, by order, so permits for the protection of security holders.
Applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.
Impact of Divorce. In the event that you and your Spouse become divorced, we will treat any request to reduce or divide benefits under a Contract as a request for a withdrawal of Contract Value. The transaction may be subject to any applicable tax or withdrawal charge. Also, for Contracts issued with an optional guaranteed minimum withdrawal benefit Rider, your guarantee may be reduced.
Tax Considerations. Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. Withdrawals are permitted from Contracts issued in connection with Section 403(b) Plans only under limited circumstances (see “VII. Federal Tax Matters – Other Qualified Plans”).
Signature Guarantee Requirements for Surrenders and Withdrawals
(Not applicable to Contracts issued in New Jersey)*
We may require that you provide a signature guarantee on a withdrawal or surrender request in the following circumstances:
•	you have no signed application on file with us; or
•	you are requesting that we mail the amount withdrawn to an alternate address; or
•	you have changed your address within 30 days of the withdrawal or surrender request; or
•	you are requesting a withdrawal or surrender in the amount of $250,000 or greater.
We must receive the original signature guarantee on your withdrawal or surrender request. We do not accept copies or faxes of a signature guarantee. You may obtain a signature guarantee at most banks, financial institutions or credit unions. A notarized signature is not the same as a signature guarantee and does not satisfy this requirement. There may be circumstances, of which we are not presently aware, in which we would not impose a signature guarantee on a surrender or withdrawal as described above.
*For New Jersey residents, we do not require a signature guarantee to process a withdrawal and send to the address of record, but we will not send the withdrawal payment via EFT unless we receive a signature guarantee.
Special Withdrawal Services – The Income Plan
We administer an Income Plan (“IP”) that permits you to pre-authorize a periodic exercise of the Contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of IP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made (to ensure that no withdrawal or market value charge, where applicable, will ever apply to an IP withdrawal). If additional withdrawals outside the IP program are taken from a Contract in the same Contract Year in which an IP program is in effect, IP withdrawals taken after the withdrawal charge–free Withdrawal Amount has been exceeded are subject to a withdrawal charge, where applicable. The IP is not available to Contracts for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of market value charges, where applicable. We reserve the right to suspend your ability to make Additional Purchase Payments while you are enrolled in an IP. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial representative or our Annuities Service Center. There is no charge for participation in the IP program.
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Special Withdrawal Services - The Income Made Easy Program
Our Income Made Easy Program provides you with an automatic way to access guaranteed withdrawal amounts if you purchased a GMWB Rider with a Contract. There is no charge for participation in this program. Please read “Pre-authorized Withdrawals – The Income Made Easy Program” in Appendix C for more information.
Optional Guaranteed Minimum Withdrawal Benefits
Please see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for a general description of the Principal Plus (formerly known as “Guaranteed Principal Plus”) and Principal Plus for Life (formerly known as “Guaranteed Principal Plus for Life”) optional benefit Riders that may provide guaranteed minimum withdrawal benefits under the Contract you purchased. In addition, Appendix C includes a general description of the Income Plus For Life® Series, Principal Plus for Life Plus Automatic
Annual Step-Up, and Principal Returns optional benefits Riders for which you may have been eligible to exchange a previously purchased guaranteed minimum withdrawal benefit Rider. We currently do not make any of our GMWB Riders available for purchase or exchange to existing Contract Owners. Under these optional benefit Riders, we guarantee that you may withdraw a percentage of your investment each year, even if your Contract Value reduces to zero. We increase the amounts we guarantee by a Credit (also referred to as a “Bonus”) if you choose not to make any withdrawals at all during certain Contract Years. Depending on market performance, you may also be able to increase or “step up” the amounts we guarantee on certain dates. If you withdraw more than a guaranteed annual amount, however, we reduce the amounts we guarantee for future withdrawals.
Death Benefit During Accumulation Period
The Contracts described in this Prospectus generally provide for distribution of death benefits if the Owner dies before the Annuity Commencement Date.
Amount of Death Benefit. If any Owner dies, the Death Benefit payable under the Contract will be the greater of:
•	the Contract Value; or
•	the Minimum Death Benefit.
If there is any Debt, the Death Benefit equals the amount described above less the Debt under the Contract. If the oldest Owner was less than 81 years old on the Contract Date, the Minimum Death Benefit will be determined as follows:
•	During the first Contract Year, the Minimum Death Benefit will be the sum of all Purchase Payments made, less any amount deducted in connection with withdrawals.
•	During any subsequent Contract Year, the Minimum Death Benefit will be the greater of (i) or (ii), where:
(i)  is the sum of all Purchase Payments made, less any amount deducted in connection with withdrawals; and
(ii)  is the greatest Anniversary Value prior to the oldest Owner's turning age 81.
•	The Anniversary Value is equal to the Contract Value on a Contract Anniversary, increased by all Purchase Payments made, less any amount deducted in connection with withdrawals, since that Contract Anniversary.
If the oldest Owner is age 81 or greater on the Contract Date, the Minimum Death Benefit will be the sum of all Purchase Payments made, less any amount deducted in connection with withdrawals.
The amount deducted in connection with withdrawals will be on a pro rata basis and will be equal to (i) multiplied by (ii) where:
(i)  is equal to the death benefit prior to the withdrawal; and
(ii)  is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.
Payment of Death Benefit. The determination of the death benefit will be made on the date we receive written notice and “proof of death,” as well as all required claims forms in Good Order from all Beneficiaries, at our Annuities Service Center. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our Annuities Service Center:
•	a certified copy of a death certificate; or
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•	a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
•	any other proof satisfactory to us.
If any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.
Distribution of Death Benefits. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that were not issued in connection with Qualified Plans, i.e., Nonqualified Contracts. Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a Qualified Plan, please seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan.
In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit to the extent permitted by the Code and by Treasury Department regulations.
We will pay the death benefit to the Beneficiary if any Contract Owner dies before the earlier of the Maturity Date or the Annuity Commencement Date. If there is a surviving Contract Owner, that Contract Owner will be deemed to be the Beneficiary. No death benefit is payable on the death of any Annuitant, except that if any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.
Upon request, the death benefit proceeds may be taken in the form of a lump sum. In that case, we will pay the death benefits within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances for which payment of withdrawals may be postponed (see “Withdrawals” above). Beneficiaries who opt for a lump sum payout of their portion of the death benefit may choose to receive the funds either in a single check or wire transfer or in a John Hancock Safe Access Account (“JHSAA”). Similar to a checking account, the JHSAA provides the Beneficiary access to the payout funds via a checkbook, and account funds earn interest at a variable interest rate. Any interest paid may be taxable. The Beneficiary can obtain the remaining death benefit proceeds in a single sum at any time by cashing one check for the entire amount. The Beneficiary may draw a check on the JHSAA that is payable to himself/herself as well as to other persons or parties. Note, however, that a JHSAA is not a true checking account, but is solely a means of distributing the Contract’s death benefit. The Beneficiary can make only withdrawals, and not deposits. The JHSAA is part of our General Account; it is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the JHSAA.
If the Beneficiary does not choose a form of payment, or the death benefit payable upon the death of an Owner is not taken immediately, the Contract continues, subject to the following:
•	The Beneficiary becomes the Owner.
•	We allocate any excess of the death benefit over the Contract Value to the Owner’s Investment Accounts in proportion to their relative values on the date of receipt by us of due proof of the Owner’s death.
•	No Additional Purchase Payments may be made (even if the Beneficiary is a surviving Spouse).
•	We waive withdrawal charges for all future distributions.
•	If the deceased Owner’s Beneficiary is a surviving Spouse, he or she may continue the Contract as the new Owner without triggering adverse federal tax consequences. In such a case, the distribution rules applicable when a Contract Owner dies will apply when the Spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the Spouse. For purposes of calculating the death benefit payable upon the death of the Spouse (excluding any optional benefits), we will treat the death benefit paid upon the first Owner’s death as a Purchase Payment to the Contract. In addition, all Purchase Payments made and all amounts deducted in connection with withdrawals prior to the date of the first Owner’s death will be excluded from consideration in the determination of the Spouse’s death benefit.
•	If the Beneficiary is not the deceased Owner’s Spouse, distribution of the Owner’s entire interest in the Contract must be made within five years of the Owner’s death, or alternatively, an individual Beneficiary may take distributions as an annuity, under one of the Annuity Options described below, which begins within one year after the Owner’s death and
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is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see “Annuity Options” below). Note: we continue to assess the mortality and expense risks charge during this period, even though we bear only the expense risk and not any mortality risk (see “VI. Charges and Deductions – Mortality and Expense Risks Fee”). If distribution is not made within five years and the Beneficiary has not specified one of the above forms of payment, we will distribute a lump sum cash payment of the Beneficiary’s portion of the death benefit. Also, if distribution is not made as an annuity, upon the death of the Beneficiary, any remaining death benefit proceeds will be distributed immediately in a single sum cash payment.
•	Alternatively, if the Contract is not a Qualified Contract, an individual Beneficiary may take distribution of the Owner’s entire interest in the Contract as a series of withdrawals over the Beneficiary’s life expectancy, beginning one year after the Owner’s death. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals, but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary’s life expectancy.
We may change the way we calculate the death benefit if you substitute or add any Contract Owner. If we do, the new death benefit will equal the Contract Value as of the date of the ownership change. We will also treat the Contract Value on the date of the change as a “Purchase Payment” made on that date for any subsequent calculations of the death benefit prior to the Annuity Commencement Date, and we will not consider any Purchase Payments made and any amounts deducted in connection with withdrawals prior to the date of the ownership change in our determination of the death benefit. We will not change the way we calculate the death benefit if the person whose death will cause the death benefit to be paid is the same after the ownership change or if you transfer ownership to the Owner’s Spouse.
A change of Contract Owner may be a taxable event if the Owner or co-Owner before the change is an individual and the new Owner or co-Owner is not a Spouse of the previous Owner (or co-Owner). Please consult with your own qualified tax professional for further information relevant to your situation.
Optional Enhanced Death Benefits
Please see Appendix B: “Optional Enhanced Death Benefits” for a general description of the following optional benefit Riders that may enhance death benefits under the Contract you purchased. For Contracts issued in connection with a Qualified Plan, including an IRA, the Internal Revenue Code may now limit the availability of certain “Optional Enhanced Death Benefits” for certain classes of Beneficiaries.
Annual Step-Up Death Benefit. Under the Annual Step-Up Death Benefit Rider, the Company guarantees a minimum death benefit up to the Maturity Date based on the Contract’s highest “Anniversary Value” that may be achieved before you (or any joint Owner) reach 81 years old. The Annual Step-Up Death Benefit was available only if you (and every joint Owner) were under age 80 when we issued the Contract. The Rider cannot be revoked once elected.
Enhanced Earnings Death Benefit. (Not available in New York or Washington.) Under the Enhanced Earnings Rider, John Hancock USA guarantees that upon the death of any Contract Owner prior to the Maturity Date, John Hancock USA will increase the death benefit otherwise payable under the Contract by a percentage of earnings, up to a maximum amount. Under the Enhanced Earnings Rider, John Hancock USA increases the death benefit by 40% of the appreciation in the Contract Value upon the death of any Contract Owner if you (and every joint Owner) were less than 70 years old when we issued a Contract, and by 25% of the appreciation in the Contract Value if you (or any joint Owner) were 70 or older at issue. John Hancock USA reduces the “appreciation in the Contract Value” proportionally in connection with withdrawals of Contract Value and, in the case of certain Qualified Contracts, by the amount of any Unpaid Loans under a Contract. The Enhanced Earnings Death Benefit was available only at Contract issue and cannot be revoked once elected.
Accelerated Beneficiary Protection Death Benefit. (Not available in New York or Washington) John Hancock USA offered the Accelerated Beneficiary Protection Death Benefit Rider between December 2003 and December 2004. The Accelerated Beneficiary Protection Death Benefit provides a guaranteed death benefit amount which can be increased or decreased as provided in the Rider. The Accelerated Beneficiary Protection Death Benefit replaces any other death benefit under the Contract. The Accelerated Beneficiary Protection Death Benefit Rider was available only at Contract issue. It cannot be revoked if you elected it. Once the Accelerated Beneficiary Protection Death Benefit is elected, the Owner may only be changed to an individual who is the same age or younger than the oldest current Owner.
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Pay-out Period Provisions
General
Generally, the Contracts contain provisions for the commencement of annuity payments to the Annuitant up to the Contract’s Maturity Date (the “Annuity Commencement Date” is the first day of the Pay-out Period). The Maturity Date is the date shown on your Contract’s specifications page, unless we have approved a change. For John Hancock USA Contracts, there is no contractual limit on when the earliest Annuity Commencement Date may be set. For John Hancock New York Contracts, the earliest allowable Annuity Commencement Date is one year from the Contract Date. If no date is specified, the Maturity Date is the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary (“Default Maturity Date”). You may request a different Maturity Date at any time, by written request or by telephone at the number listed on the first page of this Prospectus, at least one month before both the current and new Maturity Dates. You may also be able to change your Maturity Date on our website, www.jhannuities.com, if:
•	you are registered on the website, and
•	your Contract is active, and not owned by a custodian or continued by a surviving Spouse or Beneficiary.
Under our current administrative procedures, the new Maturity Date may not be later than the Default Maturity Date unless we consent otherwise.
Annuity Commencement and Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences. Please consult with your own qualified tax professional for information about potential adverse tax consequences for such Maturity Dates. For Qualified Contracts, distributions may be required before the Maturity Date (see “VII. Federal Tax Matters – General Information Regarding Qualified Contracts – Required Minimum Distributions”).
Notice of Maturity Date. We will send you one or more notices at least 30 days before your scheduled Maturity Date and request that you verify information we currently have on file. If you do not choose an Annuity Option, do not make a total withdrawal of the Surrender Value, or do not ask us to change the Maturity Date to a later date, we will provide as a default an Annuity Option in the form of a life annuity with monthly payments guaranteed for ten years, as described in “Annuity Options offered in the Contract” below. The Annuity Commencement Date will be the Maturity Date. However, if the Contract Value on the Annuity Commencement Date is such that a monthly payment would be less than $20, we may pay the Contract Value in one lump sum to the Annuitant.
A Contract issued in New York by John Hancock New York has as its Maturity Date the date the oldest Annuitant turns age 90, unless the Contract’s specifications page states otherwise or you later change the date.
When John Hancock USA issued a Contract outside New York, the Maturity Date is the first day of the month following the later of the 85th birthday of the oldest Annuitant or the tenth Contract Anniversary.
Please review your Contract carefully to determine the Maturity Date applicable to your Contract.
You may select the frequency of annuity payments. However, if the Contract Value at the Annuity Commencement Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any Unpaid Loans, in one lump sum to the Annuitant on the Annuity Commencement Date.
For Contracts offered through authorized representatives of certain selling firms, you cannot change either the Maturity Date or the Annuity Commencement Date to a date beyond the 95th birthday of the oldest Annuitant if the Contract is either:
•	a Nonqualified Contract, or
•	a Qualified Contract, unless the selling firm or an affiliate of the selling firm sponsors the Qualified Plan or serves as a custodian to the Qualified Plan.
Annuity Options
Annuity payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. At any time during the Accumulation Period (after the first Contract Year in New York), you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. A Beneficiary may also elect to apply the Death Benefit to an Annuity Option. We apply your entire Contract Value or the Beneficiary’s entire portion of the Death Benefit proceeds to the Annuity Option(s) selected. We do not permit you to apply
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any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you request to use a part of your Contract Value to purchase an immediate annuity contract, we will treat the request as a withdrawal request, subject to any applicable withdrawal charge. Such a withdrawal may also have tax consequences. You may select the frequency of annuity payments. However, if the Contract Value at the Annuity Commencement Date is such that a monthly payment would be less than $20, we may pay the Contract Value in one lump sum to the Annuitant on the Annuity Commencement Date. We deduct a pro rata portion of the administration fee from each annuity payment.
We determine annuity payments based on the Investment Account value of each Investment Option at the Annuity Commencement Date. If you do not select an Annuity Option, we will provide as a default a combination fixed and variable Annuity Option in the form of a life annuity with payments guaranteed for ten years. The Internal Revenue Code or the United States Treasury Regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts.
Once annuity payments commence:
•	you are no longer permitted to make any withdrawals under the Contract;
•	you are no longer permitted to make or receive any withdrawals under a guaranteed minimum withdrawal benefit Rider;
•	we may not change the Annuity Option or the form of settlement; and
•	your Guaranteed Minimum Death Benefit terminates.
Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant might receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.
Annuity Options offered in the Contract. The Contracts guarantee the availability of the following Annuity Options:
Option 1(a): Non-Refund Life Annuity – An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant might receive only one payment if the Annuitant dies prior to the date the second payment is due.
Option 1(b): Life Annuity with Payments Guaranteed for 10 Years – An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if the Annuitant dies prior to the end of the tenth year.
Option 2(a): Joint & Survivor Non-Refund Life Annuity – An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant might receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.
Option 2(b): Joint & Survivor Life Annuity with Payments Guaranteed for 10 Years – An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.
Additional Annuity Options. When you annuitize, we may offer one or more Annuity Options in addition to the ones we are contractually obligated to make available.
Additional Annuity Options for Contracts with a Guaranteed Minimum Withdrawal Benefit Rider. When you annuitize, we may make one or more additional Annuity Options available to a Contract with one of our guaranteed minimum withdrawal benefit (“GMWB”) Riders (i.e., an Income Plus For Life®, Income Plus For Life – Joint Life®, Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up, or Principal Returns optional benefit Rider, as described in Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”). If you purchased a Contract with a GMWB Rider, you may select the additional Annuity Options shown below. Unless we permit otherwise, these additional Annuity Options are only available for Maturity Dates that coincide with the first day of the month following the later of the 85th birthday of the oldest Annuitant or the tenth Contract Anniversary.
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GMWB Alternate Annuity Option 1: Lifetime Income Amount with Cash Refund – This Annuity Option is available if you purchased a Contract with one of the Income Plus For Life® or an Income Plus For Life – Joint Life® Series Riders. For the Income Plus For Life – Joint Life® Rider, this Annuity Option is available only if one Covered Person, not two, remains on the Rider at the Annuity Commencement Date. Under this option, we will make annuity payments during the lifetime of the Annuitant. After the death of the Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:
•	the Lifetime Income Amount on the Annuity Commencement Date, if any, as provided by the GMWB Rider that you purchased with your Contract; or
•	the annual amount that the proceeds of your Contract provides on a guaranteed basis under a life with cash refund annuity.
GMWB Alternate Annuity Option 2: Joint & Survivor Lifetime Income Amount with Cash Refund – This Annuity Option is available if you purchased a Contract with one of the Income Plus For Life – Joint Life® Riders and both Covered Persons remain on the Rider at the Annuity Commencement Date. Under this option, we will make annuity payments during the joint lifetimes of the co-Annuitants. After the death of the last surviving Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:
•	the Lifetime Income Amount on the Annuity Commencement Date, if any, as provided by the GMWB Rider that you purchased with your Contract; or
•	the annual amount that the proceeds of your Contract provides on a guaranteed basis under a joint life with cash refund annuity.
GMWB Alternate Annuity Option 3: Fixed Annuity with Period Certain – This Annuity Option is available if you purchased a Contract with the Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up or Principal Returns optional benefit Rider. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetime of a single Annuitant. We determine the certain period by dividing the Benefit Base (may be referred to as the “Guaranteed Withdrawal Balance” in your Rider) at the Annuity Commencement Date by the amount of the annual annuity payment we determine for this option. This period will be rounded to the next higher month.
We determine the annual amount of Fixed Annuity payments under this option as the greater of:
•	the Lifetime Income Amount on the Maturity Date, if any, as provided by the GMWB Rider that you purchased with your Contract; or
•	the annual amount that the proceeds of your Contract provides on a guaranteed basis under Annuity Option 1(a): Non- Refund Life Annuity.
GMWB Alternate Annuity Option 4: Fixed Period Certain Only - This Annuity Option is available only if:
•	you purchased a Contract with a Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up, or a Principal Returns optional benefit Rider; and
•	there is no Lifetime Income Amount remaining (or none has been determined) at the Annuity Commencement Date.
This Annuity Option provides a Fixed Annuity with payments guaranteed for a certain period and no payments thereafter. Under this option, we determine the certain period by dividing the Benefit Base (may be referred to as the “Guaranteed Withdrawal Balance” in your Rider) at the Maturity Date by the Guaranteed Withdrawal Amount at the Annuity Commencement Date. This period will be rounded to the next higher month. (If the period certain is less than 5 years, we may pay the benefit as a lump sum equal to the present value of the annuity payments at the rate of interest for Annuity Options as described in the Contract.)
We determine the annual amount of Fixed Annuity payments under this option as the greater of:
•	the Guaranteed Withdrawal Amount on the Annuity Commencement Date as provided by the Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up or the Principal Returns Rider that you purchased with your Contract; or
•	the annual amount for a Fixed Annuity with the same period certain that we determine for this option, but based on the interest rate for Annuity Options described in your Contract.

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Once annuity payments begin under an Annuity Option, you cannot make any additional withdrawals under a Contract with a GMWB Rider.
Fixed Annuity Options. Upon death (subject to the distribution of death benefits provisions; see “Death Benefit During Accumulation Period”), withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.
We determine the amount of each Fixed Annuity payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate annuity factor table in the Contract. If the table we are currently using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of Fixed Annuity payments.
We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you request to use a part of your Contract Value to purchase an immediate annuity contract, we will treat the request as a withdrawal request, subject to any applicable withdrawal charge. Such a withdrawal may also have tax consequences.
Determination of Amount of the First Variable Annuity Payment
We determine the first Variable Annuity payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a Variable Annuity to the annuity factor tables contained in the Contract. If the table we are currently using is more favorable to you, we will substitute that table. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Annuity Commencement Date. We will reduce Contract Value used to determine annuity payments by any applicable premium taxes.
The rates contained in the annuity tables vary with the Annuitant’s sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans, or with Contracts issued in Montana. The longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly Variable Annuity payment will be.
Annuity Units and the Determination of Subsequent Variable Annuity Payments
We base Variable Annuity payments after the first one on the investment performance of the Subaccounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each Subaccount by the Annuity Unit value of that Subaccount (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Subaccount is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity payment is due, and the resulting amounts for each Subaccount are then totaled to arrive at the amount of the annuity payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made).
We charge the same Annual Separate Account Expenses during the annuitization period as we do during the Accumulation Period. We determine the “net investment factor” for an Annuity Unit in the same manner as we determine the net investment factor for an accumulation unit (see “Value of Accumulation Units” and “Net Investment Factor” in this section, above). The value of an Annuity Unit for each Subaccount for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Subaccount (see “Net Investment Factor”) for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.
We build a 3% assumed interest rate into the annuity tables in the Contract used to determine the first Variable Annuity payment. The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity payments will not decrease is 4.04%.
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Transfers During the Pay-out Period
Once Variable Annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one Subaccount to another. You must submit your transfer request to our Annuities Service Center at least 30 days before the due date of the first annuity payment to which your transfer will apply. We make transfers after the Annuity Commencement Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the Annuity Units for the new Subaccount selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make to four per Contract Year. Once annuity payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Portfolio. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.
Death Benefit During the Pay-out Period
If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the Pay-out Period, we make the remaining guaranteed payments to the Beneficiary. We make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant’s death. If no Beneficiary is living, we commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.
We do not make any payments to a Beneficiary, however, if the last surviving Covered Person dies while we are making payments under an Annuity Option providing only for payments for life, or payments during the Settlement Phase under an optional GMWB Rider. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for additional information.
Optional Guaranteed Minimum Income Benefits
Please see Appendix D: “Optional Guaranteed Minimum Income Benefits” for a general description of the Optional Guaranteed Retirement Income Benefit Riders that may enhance guaranteed income benefits under the Contract you purchased. These optional benefit Riders guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. We base the guarantee on an amount called the “Income Base,” which can be increased or decreased as provided in the Riders. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders cannot be revoked once elected.
Other Contract Provisions
Ownership
Prior to the Maturity Date, the Contract Owner is the person(s) designated in the specifications page or as subsequently named. On and after the Annuity Commencement Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.
You must make any requests to change ownership in writing and we must receive such written change at the Annuities Service Center. We reserve the right to approve or disapprove any change.
Before requesting a change of ownership or making an assignment of your Contract, please consider the following:
•	A change of ownership or a collateral assignment may be treated as a distribution from the Contract and subject to tax. We consider a collateral assignment to be a distribution from the Contract, and we will report any taxable amounts as may be required.
•	In states where permitted, a change of ownership may result in termination of any applicable minimum withdrawal benefit guarantee. (If you purchased a GMWB Rider, you can get more information from Appendix D: “Optional Guaranteed Minimum Withdrawal Benefits.”)
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•	An addition of any Contract Owner may result in a reduction of the death benefit. We may reset the death benefit to an amount equal to the Contract Value as of the date of the change of ownership, and treat that amount as a “Purchase Payment” made on the same date for purposes of computing further adjustments to the amount of the death benefit.
•	In states where permitted, a substitution of any Contract Owner may result in a reduction of the death benefit. We may reset the death benefit to an amount equal to the Contract Value.
•	A change of ownership (or collateral assignment) is subject to the rights of any irrevocable Beneficiary.
•	You may not change ownership or make a collateral assignment after the earlier of the Maturity Date or the Annuity Commencement Date.
•	Contracts issued to a Qualified Plan may be subject to restrictions on transferability. For example, Qualified Contracts generally may not be transferred except by the trustee of an exempt employees’ trust which is part of a retirement plan qualified under section 401 of the Code or as otherwise permitted by applicable Treasury Department regulations. You may not be able to sell, assign, transfer, discount or pledge (as collateral for a loan or as security for the performance of an obligation, or for any other purpose) a Qualified Contract to any person other than us.
We assume no liability for any payments made or actions taken before a change is approved or an assignment is received or accepted (as applicable in the state where your Contract was issued). We assume no responsibility for the validity or sufficiency of any assignment. An absolute assignment or ownership change will revoke the interest of any revocable Beneficiary. Any resulting “Purchase Payment” will not be included in cumulative Purchase Payments and is not eligible for a Payment Enhancement, where available.
Group Contracts (John Hancock USA Contracts only). An eligible member of a group to which a group contract has been issued may have become an Owner under the Contract by submitting a completed application, if required by us, and a minimum Purchase Payment. If so, we issued a Contract summarizing the rights and benefits of that Owner under the group contract, or we issued an individual Contract to an applicant acceptable to us. We reserved the right to decline to issue a Contract to any person in our sole discretion. All rights and privileges under the Contract may be exercised by each Owner as to his or her interest unless expressly reserved to the group holder. However, provisions of any plan in connection with which the group contract was issued may restrict an Owner’s ability to exercise such rights and privileges.
In the case of a group annuity contract, we may not modify the group contract or any Contract without consent of the group holder or the Owner, as applicable, except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days’ notice to the group holder, we may change the administration fees, mortality and expense risk charges, annuity purchase rates and the market value charge (where applicable) as to any Contract issued after the effective date of the modification.
All Contract rights and privileges not expressly reserved to the group holder may be exercised by each Owner as to his or her interests as specified in his or her Contract.
Acceptance of Contracts. John Hancock USA has discontinued new applications and issuance of new group contracts.
Annuitant
The Annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The Annuitant is entitled to receive all annuity payments under the Contract. If the Contract Owner names more than one person as an Annuitant, the second person named shall be referred to as “co-Annuitant.” The Annuitant is as designated on the Contract specifications page or in the application, unless changed. You must make any change of Annuitant in writing in a form acceptable to us and the change must be received at our Annuities Service Center. We must approve any change.
On the death of the Annuitant prior to the Annuity Commencement Date, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant (the Owner may name a new Annuitant). In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract on the Annuity Commencement Date.
If any Annuitant is changed and any Contract Owner is not a natural person, we normally distribute the entire interest in the Contract to the Contract Owner within five years. We reduce the amount distributed by charges that would otherwise apply upon withdrawal.
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Beneficiary
The Beneficiary is the person, persons or entity designated in your specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, we treat that person as the Beneficiary. You may change the Beneficiary subject to the rights of any irrevocable Beneficiary. You must make any change in writing and the change must be received at our Annuities Service Center. We must approve any change. If approved, we effect such change as of the date on which it was written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, any designated Contingent Beneficiary becomes the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, Treasury Department regulations may limit designations of Beneficiaries and the Code may limit the payout options available for certain classes of Beneficiaries.
Modification
We may not modify your Contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.
Code Section 72(s)
In order for our Nonqualified Contracts (i.e., Contracts not purchased to fund an IRA or other Qualified Plan) to be treated as annuities under the Code, we will interpret the provisions of the Contract so as to comply with the requirements of section 72(s) of the Code, which prescribes certain provisions governing distributions after the death of the Owner.
Misstatement and Proof of Age, Sex or Survival
We normally require proof of age, sex (where permitted by state law) or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant’s correct age and sex. If we have made incorrect annuity or benefit payments under the Contract, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity or benefit payments.
Fixed Investment Options
Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the “1933 Act”), and each Company’s General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment
Option nor a General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, federal securities laws may require disclosures relating to interests in a Fixed Investment Option and a General Account to be accurate.
Interest Rates and Availability. Currently, we do not make any Fixed Investment Options available for Additional Purchase Payments. However, you may previously have allocated some or all of your Contract Value to a Fixed Investment Option. A Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time to time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.
Transfers. During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA program (when available). Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.
You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Annuity Commencement Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we
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will establish a single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Annuity Commencement Date.
Renewals. At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period. If you do not specify a renewal option, we will select the one-year Fixed Investment Option.
Market Value Charge. Any amount withdrawn, transferred or borrowed from a Fixed Investment Account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The charge compensates us for our investment losses on amounts withdrawn, transferred or borrowed prior to the Maturity Date. The formula for calculating this charge is set forth in your Contract. A market value charge will be calculated separately for each Investment Account affected by a transaction to which a market value charge may apply. The market value charge for an Investment Account will be calculated by multiplying the amount withdrawn or transferred from the Investment Account by the adjustment factor described below.
The adjustment factor is determined by the following formula: 0.75 × (B-A) × C/12 where:
A = The guaranteed interest rate on the Investment Account.
B = The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new Investment Account with the same length of guarantee period as the Investment Account from which the amounts are being withdrawn.
C = The number of complete months remaining to the end of the guarantee period.
For purposes of applying this calculation, the maximum difference between “B” and “A” will be 3%. The adjustment factor may never be less than zero.
The total market value charge will be the sum of the market value charges for each Investment Account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the Investment Account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).
We make no market value charge on withdrawals from the Fixed Investment Option in the following situations:
•	death of the Owner;
•	amounts withdrawn to pay fees or charges;
•	amounts applied at the Maturity Date to purchase an annuity at the guaranteed rates provided in the Contract;
•	amounts withdrawn from Investment Accounts within one month prior to the end of the guarantee period;
•	amounts withdrawn from a one-year Fixed Investment Option; and
•	amounts withdrawn in any Contract Year that do not exceed 10% of (i) total Purchase Payments less (ii) any prior withdrawals in that Contract Year.
In no event will the market value charge:
•	be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an Investment Account exceed an annual rate of 3%;
•	together with any withdrawal charges for an Investment Account be greater than 10% of the amount transferred or withdrawn; or
•	reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the Contract.
The cumulative effect of the market value and withdrawal charges could result in a Contract Owner receiving total withdrawal proceeds of less than the Contract Owner’s Purchase Payments.
Withdrawals. You may make total and partial withdrawals of amounts held in a Fixed Investment Option at any time during the Accumulation Period. Withdrawals from a Fixed Investment Option will be made in the same manner and be subject to the same limitations as set forth under “Withdrawals” above.
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We reserve the right to defer payment of amounts withdrawn from a Fixed Investment Option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).
If you do not specify the Investment Options from which a withdrawal is to be taken, the withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options. Such withdrawals will be made from the Investment Options beginning with the shortest guarantee period. Within such a sequence, where there are multiple Investment Accounts within a Fixed Investment Option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA Fixed Investment Option is considered to have a shorter guarantee period than the one-year Fixed Investment Option.
The market value charge described above may apply to withdrawals from any Fixed Investment Option except for a one-year Fixed Investment Option. If a market value charge applies to a withdrawal from a Fixed Investment Option, it will be calculated with respect to the full amount in the Investment Option and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining Investment Account value.
Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. See “VII. Federal Tax Matters” below. Withdrawals are permitted from Contracts issued in connection with Section 403(b) Plans only under limited circumstances. See “VII. Federal Tax Matters – Qualified Plan Types.”
Loans. We offer a loan privilege only to Owners of Contracts issued prior to November 12, 2007, in connection with Section 403(b) Plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under “VII. Federal Tax Matters – General Information Regarding Qualified Contracts – Loans.” The market value charge described above may apply to amounts transferred from the Fixed Investment Accounts to the Loan Account in connection with such loans and, if applicable, will be deducted from the amount so transferred. The loan privilege will not be available if you elected any optional guaranteed minimum withdrawal benefit Rider.
Charges. No asset-based charges are deducted from Fixed Investment Options.
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VI.  Charges and Deductions
We assess charges and deductions under the Contracts against Purchase Payments, Contract Values, or withdrawal or annuity payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Portfolios that are described in the Portfolio prospectuses. For information on the optional benefit fees, please see “III. Fee Tables” and Appendix B: “Optional Enhanced Death Benefits,” Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” and/or Appendix D: “Optional Guaranteed Minimum Income Benefits.”
We may charge a separate fee for certain requested services (e.g., electronic fund transfers, providing replacement contracts, etc.).
Withdrawal Charges
If you make a withdrawal from your Contract during the Accumulation Period, we may assess a withdrawal charge. We base the withdrawal charge on the length of time a Purchase Payment has been in your Contract, and the amount of the withdrawal we attribute to unliquidated Purchase Payments.
Amounts to Which Withdrawal Charges Do Not Apply. We do not assess a withdrawal charge with respect to: (i) earnings accumulated in the Contract; (ii) Payment Enhancements (where applicable) and any earnings attributable to Payment Enhancements; (iii) certain other “free Withdrawal Amounts,” described below; or (iv) Purchase Payments that have been in the Contract for more than 7 complete Contract Years (8 complete years if you elected the Payment Enhancement Rider in New York). A market value charge may apply to these transactions (see “V. Description of the Contract – Market Value Charge”).
We do not impose a withdrawal charge on amounts allocated to a “free Withdrawal Amount.” In any Contract Year, the free Withdrawal Amount for that year is the greater of:
•	10% of total Purchase Payments (less all prior withdrawals in that Contract Year); and
•	the accumulated earnings of the Contract (i.e., the excess of the Contract Value on the date of withdrawal over unliquidated Purchase Payments).
We allocate any free withdrawal amount first to withdrawals from Variable Investment Options and then to withdrawals from the Fixed Investment Options.
Amounts to Which Withdrawal Charges Do Apply. We first allocate a withdrawal to any free Withdrawal Amount and second to “unliquidated Purchase Payments” (i.e., the amount of all Purchase Payments in the Contract net of any withdrawals of Purchase Payments in excess of the free Withdrawal Amount that have been taken to date).
Withdrawals of up to the free Withdrawal Amount may be withdrawn without the imposition of a withdrawal charge. If the amount of a withdrawal exceeds the free Withdrawal Amount, the excess will be allocated to Purchase Payments which will be “liquidated” on a first-in first-out basis. On any withdrawal request, we will liquidate Purchase Payments equal to the amount of the withdrawal request which exceeds the free Withdrawal Amount in the order the Purchase Payments were made: the oldest unliquidated Purchase Payment first, the next Purchase Payment second, etc., until all Purchase Payments have been liquidated.
Upon a full surrender of a John Hancock USA Contract issued on or after April 1, 2003, John Hancock USA will liquidate the excess of all unliquidated Purchase Payments over the free Withdrawal Amount for purposes of calculating the withdrawal charge.
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How We Determine the Withdrawal Charge. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being “liquidated” by the applicable withdrawal charge percentage shown below:
Withdrawal Charge
(as percentage of Purchase Payments*)
	John Hancock USA	John Hancock New York (without Payment Enhancement Rider)	John Hancock New York (with Payment Enhancement Rider)
First Year	6%	6%	8%
Second Year	6%	6%	8%
Third Year	5%	5%	7%
Fourth Year	5%	5%	7%
Fifth Year	4%	4%	5%
Sixth Year	3%	3%	4%
Seventh Year	2%	2%	3%
Eighth Year	0%	0%	1%
Thereafter	0%	0%	0%
*	Each Purchase Payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the Purchase Payment has been in the Contract. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown. The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.
We deduct from the amount paid to the Contract Owner as a result of the withdrawal, any applicable withdrawal charge, Contract and Rider fees, and any taxes. In the case of a withdrawal, the amount requested from an Investment Account may not exceed the value of that Investment Account less any applicable fees and charges.
There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner or, if applicable, the Annuitant, and we impose no withdrawal charges on the Annuity Commencement Date if the Contract Owner annuitizes as provided in the Contract.
Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sale expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts, or from general assets. Similarly, administrative expenses not fully recovered by the administration fees may also be recovered from such other sources.
For examples of calculation of the withdrawal charge, see Appendix A: “Examples of Calculation of Withdrawal Charge.” Withdrawals from the Fixed Investment Options may be subject to a market value charge in addition to the withdrawal charge.
Waiver of Applicable Withdrawal Charge – Confinement to Eligible Nursing Home
(John Hancock USA Contracts only; not available in MA and NY)
For Contracts issued on or after May 1, 2002 (in states where approved), any applicable withdrawal charge will be waived on a total withdrawal prior to the Maturity Date if all of the following apply:
•	the Owner has been confined to an “Eligible Nursing Home” for at least 180 days (the waiver does not apply to the confinement of any Annuitant unless the Owner is a non-natural person);
•	the confinement began at least one year after the Contract Date;
•	confinement was prescribed by a “Physician”;
•	both the Owner and the Annuitant are alive as of the date we pay the proceeds of such total withdrawal; and
•	the request for a total withdrawal and “Due Proof of Confinement” are received by us, in Good Order, no later than 90 days after discharge.
An “Eligible Nursing Home” is a licensed “Long Term Care Facility” or “Hospital” providing medically necessary inpatient care that is prescribed in writing by a licensed “Physician” and is based on physical limitations which requires daily living in an institutional setting. A “Long Term Care Facility” is a facility which: (a) is located in the United States or its territories; (b) is licensed by the jurisdiction in which it is located; (c) provides custodial care under the supervision of a registered nurse
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(R.N.); and (d) can accommodate three or more persons. A “Hospital” is a facility which: (a) is licensed as a Hospital by the jurisdiction in which it is located; (b) is supervised by a staff of licensed “Physicians”; (c) provides nursing services 24 hours a day by, or under the supervision of, a registered nurse (R.N.); (d) operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and has access to medical, diagnostic and major surgical facilities.
A “Physician” is a person other than you, the Annuitant(s) or a member of your or the Annuitant’s families who is a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.), practicing within the scope of that license.
“Due Proof of Confinement” is a letter signed by a Physician containing: (a) the date the Owner was confined, (b) the name and location of the Eligible Nursing Home, (c) a statement that the confinement was medically necessary in the judgment of the Physician, and (d) if applicable, the date the Owner was released from the Eligible Nursing Home.
The waiver described above is only applicable for total withdrawals and does not apply to partial withdrawals. The waiver is not available in all states and was not available for Contracts issued prior to May 1, 2002. Certain terms may vary depending on the state of issue as noted in your Contract. Withdrawals may be taxable and if made prior to age 59½ may be subject to a 10% penalty tax (see “VII. Federal Tax Matters”). Please consult with your own qualified tax professional before requesting the waiver.
There are or may be situations other than those described above or elsewhere in the Prospectus (see, e.g., “Reduction or Elimination of Charges and Deductions,” below) that merit waiver of withdrawal charges, which we may consider on a case-by-case basis.
Annual Contract Fee
We deduct each year an annual Contract fee of $30 as partial compensation for the cost of providing all administrative services attributable to the Contracts and the operations of the Separate Account and the Company in connection with the Contracts. However, if prior to the Maturity Date the Contract Value is equal to or greater than $99,000 at the time of the fee’s assessment, the fee will be waived. We deduct this administration fee on the Contract Anniversary during the Accumulation Period. It is withdrawn from each Investment Option in the same proportion that the value of such Investment Option bears to the Contract Value. If you withdraw the entire Contract Value on a day other than the Contract Anniversary, we will deduct the $30 Contract fee from the amount paid. During the Pay-out Period, we deduct the fee on a pro-rata basis from each annuity payment.
Asset-Based Charges
We deduct asset-based charges daily to compensate us primarily for our administrative and distribution expenses, and for the mortality and expense risks we assume under the Contracts. We do not assess asset-based charges against Fixed Investment Options.
Administration Fee
We allocate a portion of the asset-based charges, as shown in “III. Fee Tables,” to help cover our administrative expenses. We deduct from each of the Subaccounts a daily charge, at an annual effective rate of 0.15% of the value of each corresponding Variable Investment Option, to reimburse us for administrative expenses. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each Variable Investment Option. Even though administrative expenses may increase, we guarantee that it will not increase the administration fee.
Mortality and Expense Risks Fee
The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit (see “V. Description of the Contract – Death Benefit During Accumulation Period”). The expense risk we assume is the risk that any of the following, where applicable, may be insufficient to cover actual expenses: the annual fee, administration charges, distribution charge, or withdrawal charge.
To compensate us for assuming these risks, we deduct from each of the Subaccounts a daily charge at the annual effective rate of 1.25% of the value of the Variable Investment Options. In the case of individual Contracts, the rate of the mortality and
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expense risks charge cannot be increased. In the case of group contracts, the rate of the mortality and expense risks charge can be increased, but only as to certificates issued after the effective date of the increase and upon 60 days’ prior written notice to the group holder. The charge is assessed on all active Contracts, including Contracts continued by a Spousal Beneficiary upon the death of the Contract Owner or continued under any Annuity Option payable on a variable basis. If the asset-based charges are insufficient to cover the actual cost of the mortality and expense risks assumed, we bear the loss. Conversely, if the charges prove more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. In cases where no death proceeds are payable (e.g., for Contracts continued by a non-Spousal Beneficiary upon the death of the Owner), or under the Period Certain Only Annuity Option, if available, if you elect benefits payable on a variable basis, we continue to assess the Contractual mortality and expense risks charge, although we bear only the expense risk and not any mortality risk.
Reduction or Elimination of Charges and Deductions
(Not available in New York)
We may have reduced or eliminated the amount of the charges and deductions for certain Contracts where permitted by state law. These Contracts would involve sales to individuals or to a group of individuals in a manner that resulted in savings of sales or maintenance expenses or that we expected to result in reduction of other risks that are normally associated with the Contracts. We determined entitlement to such a reduction in the charges or deductions in the following manner:
•	We considered the size and type of group to which sales are made. Generally, per Contract sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts;
•	We considered the total amount of Purchase Payments to be received. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones;
•	We considered the nature of the group or class for which the Contracts are purchased including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts;
•	We considered any prior or existing relationship with us. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts;
•	We considered the level of commissions paid to selling broker-dealers. Certain broker-dealers may have offered the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may have elected to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses; and
•	There may have been other circumstances that resulted in reduced expenses.
If after consideration of the foregoing factors, we determined that there would be a reduction in expenses, we provided a reduction in the charges or deductions. In the case of group contracts, we may have issued Contracts with a mortality and expense risks charge at rates less than those set out above, if we concluded that the mortality or expense risks of the groups involved were less than the risks determined for persons for whom the Contracts have been generally designed.
In no event did we permit reduction or elimination of the charges or deductions where that reduction or elimination was unfairly discriminatory to any person. We reserve the right to modify, suspend or terminate any reductions or waivers of charges at any time.
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Premium Taxes
We make deductions for any applicable premium or similar taxes. Currently, certain jurisdictions assess a tax of up to 4% of each Purchase Payment.
In most cases, and subject to applicable law, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage by the amount subject to tax under the applicable state law.
State or Territory	Premium Tax Rate[1]
	Qualified Contracts	Nonqualified Contracts
CA	0.50%	2.35%
GUAM	4.00%	4.00%
ME [2]	0.00%	2.00%
NV	0.00%	3.50%
PR	1.00%	1.00%
SD [2]	0.00%	1.25% [3]
TX [4]	0.04%	0.04%
WV	1.00%	1.00%
WY	0.00%	1.00%
[1]	Based on the state of residence at the time the tax is assessed.
[2]	We pay premium tax upon receipt of Purchase Payment.
[3]	0.08% on Purchase Payments in excess of $500,000.
[4]	Referred to as a “maintenance fee.”
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VII.  Federal Tax Matters
Introduction
The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of a Contract is quite complex; please consult a qualified tax professional with regard to the application of the law to your circumstances. This discussion is based on the Code, Treasury Department regulations, and Internal Revenue Service (“IRS”) rulings and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions.
This discussion does not address state or local tax consequences associated with a Contract. Further, this discussion also does not address the potential tax and withholding rules that might apply to a Contract held by, or distributions paid to, any foreign person, including any foreign financial institution, other entity or individual. Please consult with your tax professional if there is a possibility that a Contract might be held by, or payable to, a foreign person. In addition, we make no guarantee regarding any tax treatment – federal, state, or local – of any Contract or of any transaction involving a Contract.
Our Tax Status
We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our “policyholder reserves.” We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Portfolios. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract Owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on Separate Account assets that is passed through to Contract Owners.
The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future. (Please note that this discussion applies to federal income tax but not to any state and local taxes.)
Special Considerations for Optional Benefits
At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, a 10% penalty tax for premature withdrawals. We do not currently report charges for optional benefits as withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such.
If the Contract you purchased is not intended for use with a tax-qualified retirement plan or as an IRA (a “Nonqualified Contract”):
•	Any withdrawal you take ordinarily is taxable as ordinary income to the extent of any gain in the Contract at the time of the withdrawal.
•	Under current IRS guidance, we expect to determine gain on a withdrawal, including withdrawals during the “Settlement Phase” using the Contract Value. It is possible, however, that the IRS may take the position that the value of amounts guaranteed to be available in the future should also be taken into account in computing the taxable portion of a withdrawal. In that event, you may be subject to a higher amount of tax on a withdrawal.
•	Any annuity payments that you receive under an Annuity Option will be taxed in the manner described in “Taxation of Annuity Payments” below.
If the Contract you purchased is intended for use with a tax-qualified retirement plan or as an IRA (a “Qualified Contract”):
•	Please see “Roth IRAs – Conversions and Rollovers to Roth IRAs” below for additional information on the tax impact of optional benefit Riders on a conversion to a Roth IRA.
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•	The amount of any required minimum distributions may be increased under federal tax rules if your Contract has an optional death benefit or other optional benefit Rider. See “General Information Regarding Qualified Contracts” below.
You should consult with your own qualified tax professional for information on any optional benefit Rider.
General Information Regarding Nonqualified Contracts
(Contracts Not Purchased to Fund an IRA or Other Qualified Plan)
Tax Deferral During Accumulation Period
Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under section 72 of the Code. This means that, ordinarily, federal income tax on any gains in your Contract will be deferred until we actually make a distribution to you or you assign or pledge an interest in your Contract.
However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company, trust, or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person. This exception does not apply in the case of any employer which is the nominal owner of an annuity contract under a nonqualified deferred compensation arrangement for its employees.
In addition to the foregoing, if the Contract’s Maturity Date occurs, or is scheduled to occur, at a time when the Annuitant is at an advanced age, such as over age 95, it is possible that the Owner will be taxed currently on the annual increase in the Contract Value.
The remainder of this discussion assumes that the Contract will constitute an annuity for federal tax purposes.
Aggregation of Contracts
In certain circumstances, the IRS may determine the portion of a withdrawal from a contract that is includible in income by combining some or all of the annuity contracts owned by an individual which are not issued in connection with a Qualified Plan.
For example, if you purchase two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment not received as an annuity (including withdrawals prior to the Maturity Date) is includible in income. Thus, if during a calendar year you bought two or more of the Contracts offered by this Prospectus (which might be done, for example, in order to purchase different guarantees and/or benefits under different contracts), all of such Contracts would be treated as one Contract in determining whether withdrawals from any of such Contracts are includible in income. The IRS may also require aggregation in other circumstances. Please consult your own qualified tax professional if you own or intend to purchase more than one annuity contract.
The effects of such aggregation are not always clear and depend on the circumstances. However, aggregation could affect the amount of a withdrawal that is taxable and the amount that might be subject to the 10% penalty tax described below.
Exchanges of Annuity Contracts
We may have issued the Contract in exchange for all or part of another annuity contract that you owned. Such an exchange would be tax free if certain requirements were satisfied. If you satisfied these requirements, your investment in the Contract immediately after the exchange is generally the same as that of the annuity contract you exchanged, increased by any Additional Purchase Payment you made as part of the exchange. Your investment in the Contract may be more, less or the same as the Contract Value immediately after the exchange. If your Contract Value exceeds your investment in the Contract, that excess represents gain in the Contract. You have to include that gain in your gross income if you subsequently take a withdrawal or distribution from the Contract (e.g., as a partial surrender, full surrender, annuity payment, or death benefit), or are deemed to receive a distribution (e.g., through a collateral assignment) from the Contract.
In Revenue Procedure 2011-38, the IRS amended the tax rules applicable to the partial exchange of an annuity contract for another annuity contract, effective for partial exchanges that occur after October 23, 2011. If you exchange part of an existing Contract after that date, and within 180 days of the exchange you receive a payment (e.g., you make a withdrawal) from either
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contract, all or a portion of the amount received could be includible in your income and also subject to a 10% penalty tax. The IRS has announced that it will apply general tax principles to determine the consequences of receiving such a payment. For example, the IRS could treat the payment as taxable only to the extent of the gain in the particular contract from which the payment was received. Alternatively, the IRS could determine that the payment was an integrated part of the exchange. In that case, the payment would be taxable to the extent of all the gain accumulated in the original Contract at the time of the partial exchange, regardless of whether the payment came from the existing Contract or from the contract received in the exchange. Application of general tax principles is dependent on the facts and circumstances of each case. However, amounts received as an annuity during the 180-day period are not subject to the new rules, provided that the annuity payments will be made for a period of at least 10 years or for a life or joint lives.
EXAMPLE: An annuity Contract had $100,000 of Contract Value, of which $56,000 was gain and $44,000 was the Owner’s investment in the Contract, or “cost basis.” After October 23, 2011, the Owner did a partial exchange of 25% of the Contract Value for a new annuity contract. Of the $25,000 transferred to the new contract, $14,000 represents gain and $11,000 represents cost basis transferred from the original Contract. Two months after the partial exchange, the Owner takes a withdrawal from the new contract in the amount of $17,000. If the IRS treats the withdrawal as a distribution from the new contract, only $14,000 will be taxable as a distribution of income ($25,000 of contract value – $11,000 of cost basis in the new contract). If instead the IRS determines that the withdrawal is part of the exchange, the entire $17,000 is taxable as income because there was $56,000 of gain in the original Contract at the time of the exchange.
Please consult with your own qualified tax professional in connection with an exchange of all or part of a Contract for another annuity contract, especially if you make a withdrawal from either contract after the exchange. The date a partial exchange occurs will be a factor in determining the tax treatment of subsequent withdrawals and other distributions from either contract.
Loss of Interest Deduction Where Contracts are Held by or for the Benefit of Certain Non-Natural Persons
In the case of Contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that is received or accrued by the Owner during the taxable year. Entities that have purchased the Contract, or entities that will be Beneficiaries under the Contract, should consult a qualified tax professional.
Taxation of Annuity Payments
When we make payments under a Nonqualified Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.
In the case of Variable Annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant’s life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under Treasury Department regulations). In general, your investment in the Contract equals the aggregate amount of Purchase Payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to income-tax. A simplified method of determining the taxable portion of annuity payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.
Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant’s last tax return or, if there is a Beneficiary entitled to receive further payments, will be distributed to the Beneficiary as described more fully below under “Taxation of Death Benefit Proceeds.”
Section 72(a)(2) of the Code permits partial annuitization of an annuity contract and specifies that the cost basis, or investment in the contract, be allocated pro rata between the portion of the contract being annuitized and the portion of the contract remaining deferred. We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. Accordingly, any portion of your Contract that you withdraw to be annuitized will be
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reported to the IRS as a taxable distribution unless you transfer it into another contract in a partial exchange conforming to the rules of section 1035 of the Code and Rev. Proc. 2011-38. Any such withdrawal, whether carried out as a tax-deferred partial exchange or as a taxable withdrawal, will be subject to withdrawal charges.
Surrenders, Withdrawals, Transfers and Death Benefits
When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if you or your Beneficiary do not select an extended payment option for a death benefit payment.
When you take a withdrawal from a Contract before the Maturity Date (or Annuity Commencement Date, if earlier), including a payment under a systematic withdrawal plan or guaranteed minimum withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. If a withdrawal exceeds the gain in your Contract, the excess amount is a tax-free return of your investment in the Contract. If you have recovered your entire investment in the Contract, any additional withdrawals based upon a Rider guarantee will be subject to income tax. If you assign or pledge any part of your Contract Value, the value so pledged or assigned is taxed the same as an actual withdrawal.
For purposes of determining the amount of taxable income resulting from a single sum payment or a withdrawal, all nonqualified annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below.
When an individual Owner transfers ownership of a Contract without receiving full and adequate consideration, the transfer is taxed like a surrender. The transferor must include in gross income the amount by which the cash surrender value exceeds any investment in the Contract. The amount included in income may also be subject to a penalty tax for premature withdrawals as explained below. The new Owner's investment in the Contract is increased by the amount included in the transferor's gross income as a result of the transfer. These tax issues may apply, for example, in situations where the Owner and Annuitant are not the same person and are not married to each other. A qualified tax professional should be consulted in those situations. However, these tax rules do not apply to a transfer between Spouses or a transfer to a former Spouse incident to a divorce under Code section 1041.
Taxation of Death Benefit Proceeds
All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent of gain in the Contract.
Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:
•	if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or
•	if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or
•	if distributed as a series of withdrawals over the Beneficiary’s life expectancy, they are taxable to the extent there is gain in the Contract.
After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary’s income as follows:
•	if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or
•	if distributed in accordance with an existing Annuity Option other than a Period Certain Only Annuity Option, they are fully excludible from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income; or
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•	if distributed in accordance with an existing Period Certain Only Annuity Option, the payments are taxed the same as the annuity payments made before death. A portion of each annuity payment is includible in income and the remainder is excluded from income as a return of the investment in the Contract.
Penalty Tax on Premature Distributions
There is a 10% penalty tax on the taxable portion of any payment from a Nonqualified Contract. Exceptions to this penalty tax include distributions:
•	received on or after the date on which the Contract Owner reaches age 59½;
•	attributable to the Contract Owner becoming disabled (as defined in the tax law);
•	made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;
•	made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Contract Owner or for the joint lives (or joint life expectancies) of the Contract Owner and a designated Beneficiary;* or
•	made with respect to certain annuities issued in connection with structured settlement agreements.
*	You may be subject to a retroactive application of the penalty tax, plus interest, if you begin taking a series of substantially equal periodic payments (Life Expectancy Distribution) and then modify the payment pattern (other than by reason of death or disability) before the later of your turning age 59½ and the passage of five years after the date of the first payment.
Diversification Requirements
Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have “investment control” over the underlying assets.
In certain circumstances, the Owner of a variable annuity contract may be considered the Owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the Contract Owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the Contract Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the “extent to which Policyholders may direct their investments to particular subaccounts of a separate account without being treated as owners of the underlying assets.” As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable annuity contract despite the owner’s ability to allocate funds among as many as twenty subaccounts.
The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which the IRS determined that Contract Owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Value than was the case in those rulings, it is possible that you would be treated as the owner of your Contract’s proportionate share of the assets of the Separate Account.
We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Portfolio will be able to operate as currently described in its prospectus, or that a Portfolio will not have to change any of its investment objectives and policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract’s proportionate share of the assets of the Separate Account, but we are under no obligation to do so.
Medicare Tax on Unearned Income
A Medicare tax applies to certain unearned income at a maximum rate of 3.8% for taxable years beginning after December 31, 2012. Also referred to as the Net Investment Income tax, the tax is imposed on an amount equal to the lesser of (a) “net investment income” or (b) the excess of the taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income,” for these purposes, includes the excess (if any) of gross income from annuities, interest, dividends, royalties and rents, and certain net gain, over allowable deductions, as such terms are defined in the Code or as may be
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defined in future Treasury Regulations or IRS guidance. The term “net investment income” does not include any distribution from a plan or arrangement described in Code sections 401(a), 403(a), 403(b), 408 (i.e., IRAs), 408A (i.e., Roth IRAs) or 457(b).
Please consult a qualified tax professional for further information about the impact of the additional Medicare Tax on your individual circumstances.
Puerto Rico Nonqualified Contracts
Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan (“Nonqualified Contract”) are generally treated as a nontaxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Nonqualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax on premature distributions from a Nonqualified Contract. The Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.
Annuitized distributions under a Nonqualified Contract are treated as part taxable income and part non-taxable return of principal. With annuitization, the annual amount excluded from gross income under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Nonqualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the expected payout. Generally Puerto Rico does not require income tax to be withheld from distributions of income from Nonqualified Contracts. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully.
General Information Regarding Qualified Contracts
(Contracts Purchased to Fund an IRA or Other Qualified Plan)
Numerous special tax rules apply to the participants in certain types of retirement plans that receive favorable treatment under the Code (“Qualified Plans”), and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in this Prospectus and in the SAI, but make no attempt to provide more than general information in this Prospectus and the SAI about use of Contracts with the various types of Qualified Plans.
When we issued a Contract in connection with a Qualified Plan (“Qualified Contract”), we may have amended the Contract as necessary to conform to the requirements of the Code. We have no responsibility, however, for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. Your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts.
Please consult a qualified tax professional for specific information about the impact of tax rules and plan requirements on your particular facts and circumstances.
Additional Purchase Payments to Qualified Contracts
You may make Additional Purchase Payments to a Qualified Contract, subject to our requirements and limitations for Additional Purchase Payments (see “V. Description of the Contract – Purchase Payments” for information on our Additional Purchase Payment requirements and limitations):
•	as a transfer from a traditional IRA to a Contract issued as a traditional IRA;
•	as a direct or indirect rollover* from a retirement plan qualified under sections 401(a), 403(a) or 403(b) of the Code or a governmental deferred compensation plan described in section 457 of the Code to a Contract issued either as a traditional IRA or as a Roth IRA; or
•	by making annual contributions to the extent permitted under the Code.
*	We use the term “direct rollovers” to refer to amounts that a Qualified Plan remits directly to us as an Additional Purchase Payment. We use the term “indirect rollovers” to refer to amounts that you may receive from a Qualified Plan, and then remit to us as an Additional
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Purchase Payment. The Code permits an indirect rollover to be tax-deferred if it is contributed to an IRA within 60 days of receipt. Note that an individual can make only one indirect rollover from his IRA(s) during any 12-month period. The tax law does not limit the number of indirect rollovers from other Qualified Plans to an IRA.
Distribution Requirements
The Code imposes requirements on Qualified Plans to comply with minimum distribution requirements. We provide general information, below, on minimum distribution requirements for traditional IRAs, Roth IRAs and certain other Qualified Plans.
Traditional IRAs
Section 408 of the Internal Revenue Code (“Code”) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”) or traditional IRA (to distinguish it from the Roth IRA discussed below).
Contracts issued as traditional IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible and the time when distributions may commence. Under the tax rules, the Owner and the Annuitant may not be different individuals. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. The Contract does not qualify for use in connection with an Education IRA under section 530 of the Code.
The Contract may be issued with a death benefit or certain benefits provided by an optional Rider. The presence of such benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the Required Minimum Distribution (“RMD”) rules.
Under our administrative rules beginning February 2009, we do not permit a Beneficiary of a Contract intended for use as a traditional IRA to purchase a new optional benefit Rider if the Beneficiary elected to maintain it as an inherited IRA or an inherited Roth IRA.
Contributions to a Traditional IRA
Eligible rollover distributions from certain types of qualified retirement plans may be rolled over on a tax-deferred basis into a traditional IRA by former participants in the plans. For these purposes, eligible rollover distributions include lump sum amounts payable from the plan upon termination of employment, termination of the plan, disability or retirement. Eligible rollover distributions do not include (i) required minimum distributions as described in section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments,” and (iii) if applicable, certain hardship withdrawals.
If you are the surviving Spouse and “designated beneficiary” (as defined in the tax law) of a participant in a tax-qualified retirement account, you may make a direct rollover contribution as an Additional Purchase Payment to a Contract issued as a traditional IRA to the extent permitted. See “V. Description of the Contract – Purchase Payments” for information on our Purchase Payment requirements.
Distributions from a Traditional IRA
In general, unless you rolled over non-deductible contributions from any other Qualified Plan or made non-deductible contributions to your Contract, all amounts paid out from a traditional IRA Contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable as ordinary income to you or to your beneficiary for payments made after your death. You may incur an additional 10% penalty tax if you surrender the Contract or make a withdrawal before you reach age 59½, unless certain exceptions apply as specified in section 72(t) of the Code. If any part of your direct rollover from a tax-qualified retirement plan includes after-tax contributions to the plan, or if you have made any non-deductible contributions to a Contract issued as a traditional IRA, part of any withdrawal or surrender distribution, single sum, death proceeds or annuity payment from the Contract may be excluded from taxable income when received.
You may make tax-deferred direct transfers from a Contract held as a Traditional IRA to another Traditional IRA. If instead you take a withdrawal with the intent to roll the proceeds to another IRA as an indirect rollover, you should be aware of certain limitations under the tax law. You must complete any indirect rollover within 60 days of receiving the withdrawal. Moreover, during any 12- month period, you can make only one indirect rollover, with respect to all IRAs you own including Roth IRAs. Any additional indirect rollover attempted during the 12-month period will be treated as a distribution, subject to income tax and potentially the 10% penalty tax.
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A Beneficiary who is not your Spouse may make a direct transfer to an inherited IRA of the amount otherwise distributable to him or her under a Contract issued as a traditional IRA.
Required Minimum Distributions from a Traditional IRA
Note: Under the federal CARES Act, the obligation to take any required minimum distribution during 2020 is waived.
Treasury Department regulations prescribe required minimum distribution (“RMD”) rules governing the time at which distributions from a traditional IRA to the Owner and Beneficiary must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to a Beneficiary or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or a lifetime income benefit feature may affect the amount of the RMD that must be made under the Contract. Failure to comply with RMD requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must commence by April 1 of the calendar year following the calendar year in which the Owner turns age 70½, for those Contract Owners born before July 1, 1949. For Contract Owners born after June 30, 1949, distributions of minimum amounts must commence by April 1 of the calendar year following the calendar year in which the Owner turns age 72. The amount that must be distributed each year is computed on the basis of the Owner’s age, the value of the Contract (taking into account both the account balance and the actuarial present value of other benefits provided under the Contract), and the value of all other traditional IRAs owned by the taxpayer.
Distributions made from traditional IRAs (and Roth IRAs) after the Owner’s death must also comply with RMD requirements. Different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual and, if so, the Owner’s Spouse, or an individual other than the Owner’s Spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiary or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your own qualified tax professional.
If you make a direct transfer of all the value from a traditional IRA to any other traditional IRA, the minimum distribution requirements (and taxes on the distributions) apply to amounts withdrawn from the other traditional IRA.
Penalty Tax on Premature Distributions from a Traditional IRA
A 10% penalty tax may be imposed on the taxable amount of any payment from a traditional IRA. The penalty tax does not apply to a payment:
•	received on or after the date on which the Contract Owner reaches age 59½;
•	received on or after the Contract Owner’s death or because of the Contract Owner’s disability (as defined in the tax law); or
•	made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Contract Owner or for the joint lives (or joint life expectancies) of the Contract Owner and designated beneficiary.*
*	You may be subject to a retroactive application of the penalty tax, plus interest, if you begin taking a series of substantially equal periodic payments and then modify the payment pattern (other than by reason of death or disability) before the later of your turning age 59½ and the passage of five years after the date of the first payment.
In addition, the penalty tax does not apply to certain distributions from IRAs that are used for first time home purchases or for higher education expenses, or to distributions made to certain eligible individuals called to active duty after September 11, 2001. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from a traditional IRA for these purposes, please consult with your own qualified tax professional.
Exceptions from the penalty tax also apply to certain distributions taken for qualified birth or adoption expenses, certain qualified disaster distributions, as well as certain coronavirus-related distributions made during calendar year 2020. The Code also provides for the opportunity to repay such distributions to an eligible retirement plan, including an IRA. Please consult with your own qualified tax professional to determine whether you qualify for any of these exceptions and what tax treatment will apply to the distribution and any repayment.
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If you roll over a Contract issued as a traditional IRA to a Roth IRA by surrendering the Contract and purchasing a Roth IRA, you may be subject to federal income taxes, including withholding taxes. Please read “Conversion or Rollover to a Roth IRA,” below, for more information.
Roth IRAs
Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as traditional IRAs, but they differ in certain significant ways with respect to the taxation of contributions and distributions.
Contributions to a Roth IRA
Unlike a traditional IRA, contributions to a Roth IRA are not deductible. As with a traditional IRA, eligible rollover distributions from certain types of qualified retirement plans may be directly rolled over into a Roth IRA by former participants in the plan. For these purposes, eligible rollover distributions include lump sum amounts payable from the plan upon termination of employment, termination of the plan, disability or retirement. Eligible rollover distributions do not include (i) required minimum distributions as described in section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments,” and (iii) if applicable, certain hardship withdrawals.
Federal income tax will apply to direct rollovers from “non-Roth” accounts in retirement plans described in sections 401(a), 403(a), 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code to Contracts issued as Roth IRAs. Please read “Rollover to a Roth IRA,” below, for more information. Under current rules, direct rollovers from “Roth” accounts in a 401(k) retirement plan to Contracts issued as Roth IRAs generally are not subject to federal income tax.
Distributions from a Roth IRA
Unlike a traditional IRA, distributions from Roth IRAs need not commence after the Owner turns age 70½ or 72. Distributions must, however, begin after the Owner’s death. Distributions after the Owner’s death must comply with the minimum distribution requirements described above for traditional IRAs. (Note: Under the federal CARES Act, the obligation to take any required minimum distribution during 2020 is waived.) Different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual and, if so, the Owner’s Spouse, or an individual other than the Owner’s Spouse.
If you wish to impose restrictions on the timing and the manner of payment of death proceeds to your designated beneficiary or if your Beneficiary wishes to extend payment of the Contract death proceeds over a period of time, please consult your own qualified tax professional. Under our administrative rules beginning February 2009, we do not permit a Beneficiary of a Contract intended for use as a Roth IRA to purchase a new optional benefit Rider if the Beneficiary elected to maintain it as a Roth IRA.
Qualified distributions from a Roth IRA are excluded from income. A qualified distribution for these purposes is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Contract Owner was made. Second, the distribution must be:
•	made after the Owner turns age 59½;
•	made after the Owner’s death;
•	attributable to the Owner being disabled; or
•	a qualified first-time homebuyer distribution within the meaning of section 72(t)(2)(F) of the Code.
A direct transfer from a Contract issued as a Roth IRA to another Roth IRA is not subject to income tax. However, during any 12- month period, you can make only one indirect rollover with respect to all IRAs you own, including Roth IRAs.
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Penalty Tax on Premature Distributions from a Roth IRA
Taxable distributions before age 59½ may also be subject to a 10% penalty tax. This early distribution penalty may also apply to amounts converted to a Roth IRA that are subsequently distributed within a 5-taxable year period beginning in the year of conversion. Please read “Penalty Tax on Premature Distributions from a Traditional IRA,” above, for more information.
The state tax treatment of a Roth IRA may differ from the federal income tax treatment of a Roth IRA. You should seek independent tax advice if you intend to use the Contract in connection with a Roth IRA.
Conversion or Rollover to a Roth IRA
You can convert a traditional IRA to a Roth IRA. You also can initiate a direct rollover distribution from a retirement plan described in sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code to a Roth IRA Contract. The Roth IRA annual contribution limit does not apply to conversion or rollover amounts, but you must satisfy our requirements for Additional Purchase Payments. See “V. Description of the Contract – Purchase Payments” for additional information.
You must pay tax on any portion of a conversion or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. If you convert a Contract issued as a traditional IRA to a Roth IRA, the amount deemed to be the conversion amount for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. If you convert a Contract issued as a traditional IRA to a Roth IRA, you may instruct us not to withhold any of the conversion amount for taxes and remittance to the IRS. If you do instruct us to withhold for taxes when converting a Contract issued as a traditional IRA to a Roth IRA, we will treat any amount we withhold as a withdrawal from your Contract, which could result in an Excess Withdrawal and a reduction in the benefit value of any elected optional guarantee Rider, in a proportion determined by the Rider. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more information about the impact of withdrawals.
If you direct the sponsor or administrator to transfer a rollover amount from your “non-Roth” Qualified Plan to a Roth IRA Contract, there is no mandatory tax withholding that applies to the rollover amount. A direct rollover to a Roth IRA is not subject to mandatory tax withholding, even though the distribution is includible in gross income.
Current tax law no longer imposes a restriction based on adjusted gross income on a taxpayer’s ability to convert a traditional IRA or other qualified retirement accounts to a Roth IRA. Accordingly, taxpayers with more than $100,000 of adjusted gross income may now convert such assets to a Roth IRA. Generally, the amount converted to a Roth IRA is included in ordinary income for the year in which the account was converted. Given the taxation of Roth IRA conversions and the potential for an early distribution penalty tax, you should consider the resources that you have available, other than your retirement plan assets, for paying any taxes that would become due the year of any such conversion or a subsequent year. Please seek independent qualified tax advice if you intend to use the Contract in connection with a Roth IRA.
You are not subject to federal income tax on a direct rollover of distributions from a Roth account in another Qualified Plan permitted to be rolled over into a Contract issued as a Roth IRA, or from a Contract issued as a Roth IRA to another Roth IRA.
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Other Qualified Plans
You may have purchased a Qualified Contract for use in connection with certain retirement plans that receive favorable treatment under the Code, but are not traditional IRAs or Roth IRAs. The other types of retirement plans (“Other Qualified Plans”) include:
Other Qualified Plan Type
SIMPLE IRA Plans	In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA plan if the employer employed no more than 100 employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. The requirements for minimum distributions from a SIMPLE IRA plan are generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA with a few exceptions.
Simplified Employee Pensions (SEP-IRAs)	Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees’ IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.
Section 403(b) Plans or Tax-Sheltered Annuities	Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. These Contracts are commonly referred to as “tax-sheltered annuities.” Please see the SAI for information on withdrawal restrictions under Section 403(b) Plans. You may request a copy of the SAI from the Annuities Service Center.
Corporate and Self- Employed Pension and Profit-Sharing Plans (H.R. 10 and Keogh)	Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-deferred retirement plans for employees. The Self-Employed Individuals’ Tax Retirement Act of 1962, as amended, commonly referred to as “H.R. 10” or “Keogh,” permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans; however, there are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans.
Deferred Compensation Plans of State and Local Governments and Tax- Exempt Organizations	Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. A Section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency). When we make payments under a Section 457 Contract, the payment is taxed as ordinary income.Please see the SAI for information on restrictions under the Texas Optional Retirement Program. You may request a copy of the SAI from the Annuities Service Center.
In the case of a Contract held by the trustee of a Qualified Plan, references to the Owner in the discussion below should be read to mean the employee named as the Annuitant on the Contract.
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Collecting and Using Information
Through your participation in a Qualified Plan, the Company, your employer, your Plan administrator, and your Plan sponsor collect various types of confidential information you provide in your agreements, such as your name and the name of any Beneficiary, Social Security Numbers, addresses, and occupation information. The Company, your employer, the Plan administrator, and your Plan sponsor also collect confidential information relating to your Plan transactions, such as Contract Values, Purchase Payments, withdrawals, transfers, loans and investments. In order to comply with IRS regulations and other applicable law in servicing your Contract, the Company, your employer, the Plan administrator and the Plan sponsor may be required to share such confidential information among themselves, other current, former or future providers under your Qualified Plan, and among their employees. By maintaining a Contract for use in a Qualified Plan or by intending to make an Additional Purchase Payment, transfer of ownership, transfer, withdrawal or loan on an existing Contract used in a Section 403(b) Plan, you consent to such sharing of confidential information. The Company will not disclose any such confidential information to anyone, except as permitted by law or in accordance with your consent.
Contributions to Other Qualified Plans
You may make Additional Purchase Payments through rollovers or conversions only from certain types of Qualified Plans or by making annual contributions to the extent permitted under the Code and by us. See “V. Description of the Contract – Purchase Payments” for information on our Purchase Payment requirements.
We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code and the plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into Other Qualified Plans and contains rules to limit the total amount you can contribute to all of your IRAs and Other Qualified Plans. Trustees and administrators of Other Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Other Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.
Distributions from Other Qualified Plans
If permitted under your plan, you may take a withdrawal in the form of a distribution:
•	from a Contract intended for use with any Qualified Plan (other than a section 457 deferred compensation plan maintained by a tax-exempt organization) and make a “tax-free rollover” to a traditional IRA;
•	from a Contract intended for use with any Qualified Plan (other than a section 457 deferred compensation plan maintained by a tax-exempt organization) and make a “tax-free rollover” to a SIMPLE IRA, but only after the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual’s employer*; or
•	from a Contract intended for use with a retirement plan qualified under sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code and make a “tax-free rollover” to any such plans.
*	Note that if your Contract is a SIMPLE IRA, it does not accept a rollover from any Qualified Plan other than another SIMPLE IRA.
In addition, if your Spouse is your designated beneficiary and survives you, he or she is permitted to take a distribution from a Contact intended for use with your tax-qualified retirement account and make a “tax-free rollover” to another tax-qualified retirement account in which your surviving Spouse participates, to the extent permitted by your surviving Spouse’s plan. A Beneficiary who is not your surviving Spouse may, if permitted by the plan, make a direct rollover to a traditional IRA of the amount otherwise distributable to him or her upon your death under a Contract that is held as part of a retirement plan described in sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code. The IRA is treated as an inherited IRA of the non-Spouse Beneficiary. A Spouse Beneficiary may also make a direct rollover to an inherited IRA.
You may make a “tax-free rollover” to a Roth IRA from a Contract intended for use as a Roth account in a retirement plan described in section 401(a) or section 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code.
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In lieu of taking a distribution from your plan (including a section 457 deferred compensation plan maintained by a tax-exempt organization), your plan may permit you to make a direct trustee-to-trustee transfer of a Qualified Contract from the plan.
Current Treasury Department regulations provide a simplified method to determine the taxable portion of annuity payments under Contracts issued in connection with Other Qualified Plans. Please consult with a qualified tax professional for further information.
Required Minimum Distributions from Other Qualified Plans
Note: Under the federal CARES Act, the obligation to take any required minimum distribution is waived for 2020.
Treasury Department regulations prescribe RMD rules governing the time at which distributions from Other Qualified Plans to the Owner and Beneficiary must commence and the form in which the distributions must be paid. These rules are substantially similar to the RMD rules described above for a traditional IRA, except that distributions of required minimum amounts must generally commence by the later of two dates as described below.
For a Qualified Plan participant born before July 1, 1949, required minimum distributions must generally begin by the later of:
•	April 1 of the calendar year following the calendar year in which the Qualified Plan participant turns 70½, or
•	April 1 of the calendar year following the calendar year in which Qualified Plan participant (other than a 5% owner) retires from the employer that sponsored the Qualified Plan.
For a Qualified Plan participant born after June 30, 1949, required minimum distributions must generally begin by the later of:
•	April 1 of the calendar year following the calendar year in which the Qualified Plan participant turns 72, or
•	April 1 of the calendar year following the calendar year in which the Qualified Plan participant (other than a 5% owner) retires from the employer that sponsored the Qualified Plan.
Penalty Tax on Premature Distributions from Other Qualified Plans
A 10% penalty tax may be imposed on the taxable amount of any payment from certain Qualified Contracts (but generally not section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual’s employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of distributions from certain Qualified Contracts, including a SIMPLE IRA, the penalty tax does not apply to a payment:
•	received on or after the date on which the Contract Owner reaches age 59½;
•	received on or after the Contract Owner’s death or because of the Contract Owner’s disability (as defined in the tax law); or
•	made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Contract Owner or for the joint lives (or joint life expectancies) of the Contract Owner and “designated beneficiary” (as defined in the tax law).*
*	You may be subject to a retroactive application of the penalty tax, plus interest, if you begin taking a series of substantially equal periodic payments and then modify the payment pattern (other than by reason of death or disability) before the later of your turning age 59½ and the passage of five years after the date of the first payment.
Exceptions from the penalty tax also apply to certain distributions taken for qualified birth or adoption expenses, certain qualified disaster distributions, as well as certain coronavirus-related distributions made during calendar year 2020. The Code also provides for the opportunity to repay such distributions to an eligible retirement plan, including an IRA. Please consult with your own qualified tax professional to determine whether you qualify for any of these exceptions and what tax treatment will apply to the distribution and any repayment.
These exceptions, as well as certain others not described herein, generally apply to taxable distributions from Other Qualified Plans (although, in the case of plans qualified under sections 401 and 403 of the Code, the exception for substantially equal periodic payments applies only if the Contract Owner has separated from service). If you wish to take a distribution and rely on an exception to the penalty tax, please consult with your own qualified tax professional.
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Withholding on Eligible Rollover Distributions
Eligible rollover distributions from a retirement plan that is qualified under sections 401(a), 403(a) or 403(b) of the Code, or from a governmental deferred compensation plan described in section 457(b) of the Code are subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except: (i) minimum distributions required under section 401(a)(9) of the Code; (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments;” and (iii) if applicable, certain hardship withdrawals.
Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an eligible retirement plan, including a traditional IRA, or to a Roth IRA.
If we have to withhold a portion of your distribution, we will treat any amount we withhold as a withdrawal from your Contract, which could result in an Excess Withdrawal or other type of reduction in the guarantees and benefits that you may have purchased under an optional benefits Rider to your Contract.
We do not need to withhold any amounts if you provide us with information, on the forms we require for this purpose, that you wish to assign a Qualified Contract to another Qualified Plan and/or transfer amounts from that Contract directly to another Qualified Plan. Similarly, if you wish to make Additional Purchase Payments to a Qualified Contract, you may find it advantageous to instruct your existing retirement plan to transfer amounts directly to us, in lieu of making a distribution to you. Please seek independent tax advice if you intend to maintain a Contract for use with a Qualified Plan.
Designated Roth Accounts within Other Qualified Plans
The Small Business Jobs Act of 2010 authorizes: (1) participants in governmental deferred compensation plans described in section 457(b) to contribute deferred amounts to designated Roth accounts within their 457(b) plan; and (2) participants in 401(k), 403(b) and certain other plans to roll over qualified distributions into a designated Roth account within their plans, if allowed by their plans. The Contract, however, was not designed to separately account for any Contract Value in a single Contract that is split between Roth and non-Roth accounts, even if your 401(k) Plan, 403(b) Plan or 457 Plan allows you to split your account. If your plan allows it, and you split your Contract Value into Roth and non-Roth accounts, you or your plan administrator (in the case of 401(k) Plans) will be responsible for the accounting of your Contract Value for tax purposes: calculating withholding, income tax reporting, and verifying Required Minimum Distributions made under our Life Expectancy Distribution Program. We are not responsible for the calculations of any service provider that you may use to split Contract Value between Roth and non-Roth accounts. We will deny any request that would create such a split.
Rollover to a Roth IRA
Current tax law no longer imposes a restriction, based on adjusted gross income, on a taxpayer’s ability to initiate a direct rollover from a non-Roth account in a Qualified Plan to a Roth IRA. Accordingly, taxpayers with more than $100,000 of adjusted gross income may now initiate a direct rollover of a distribution from a retirement plan described in sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code to a Roth IRA. The Roth IRA annual contribution limit does not apply to rollover amounts.
You must, however, pay tax on any portion of the rollover amount that would have been taxed if you had not made a direct rollover to a Roth IRA. No similar limitations apply to rollovers to one Roth IRA from another Roth IRA or from a Roth account in a retirement plan described in section 401(a) or section 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code. Please note that the amount deemed to be the “rollover amount” for tax purposes may be higher than the Contract Value because of the deemed value of guarantees.
A 10% penalty tax for premature distributions may apply if amounts converted to a Roth IRA are distributed within the 5-taxable year period beginning in the year the conversion is made. Generally, the amount converted to a Roth IRA is included in ordinary income for the year in which the account was converted.
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If you instruct us to transfer a rollover amount from a Qualified Contract to a Roth IRA, we will assume it is permitted under your plan and you may instruct us to not withhold any of the rollover for taxes and remittance to the IRS. A direct rollover is not subject to mandatory tax withholding, even if the distribution is includible in gross income. If you instruct us to withhold taxes in connection with a direct rollover from an existing Contract to a Roth IRA, we will treat any amount we withhold as a withdrawal from your Contract. This could result in an Excess Withdrawal, or other reduction of the guarantees and benefits you may have purchased under an optional benefits Rider to your Contract. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for information about the impact of withdrawals on optional benefit Riders.
Given the taxation of direct rollovers to a Roth IRA and the potential for an early distribution penalty tax, you should consider the resources that you have available, other than your retirement plan assets, for paying any taxes that would become due the year of any such rollover or a subsequent year. Please seek independent qualified tax advice if you intend to use the Contract in connection with a Roth IRA.
Section 403(b) Plans
Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. If you purchased a Contract for use in a retirement plan intended to qualify under section 403(b) of the Code (a “Section 403(b) Plan” or the “Plan”), we may restrict your ability to make Additional Purchase Payments unless (a) we receive the Additional Purchase Payment directly from the Section 403(b) Plan through your employer, the Plan’s administrator, the Plan’s sponsor or in the form of a transfer acceptable to us, (b) we have entered into an agreement with your Section 403(b) Plan concerning the sharing of information related to your Contract (an “Information Sharing Agreement”), and (c) unless contained in the Information Sharing Agreement, we have received a written determination by your employer, the Plan administrator or the Plan sponsor of your Section 403(b) Plan that the plan qualifies under section 403(b) of the Code and complies with applicable Treasury Department regulations (a “Certificate of Compliance”) (Information Sharing Agreement and Certificate of Compliance, together, the “Required Documentation”).
We may accept, reject or modify any of the terms of a proposed Information Sharing Agreement presented to us, and make no representation that we will enter into an Information Sharing Agreement with your Section 403(b) Plan.
Additional Purchase Payments. We will not accept Additional Purchase Payments in the form of salary reduction, matching or other similar contributions in the absence of the Required Documentation. Matching or other employer contributions to Contracts issued on or after January 1, 2009, will be subject to restrictions on withdrawals specified in the Section 403(b) Plan.
We will not knowingly accept transfers, in the absence of the Required Documentation, from another existing annuity contract or other investment under a Section 403(b) Plan to a previously issued Contract used in a Section 403(b) Plan. Subject to our receipt of the Required Documentation, such transfers shall be made directly from a Plan through an employer, a Plan administrator or a Plan sponsor, or by a transfer acceptable to us.
In the event that we do not receive the Required Documentation and you nonetheless direct us to accept a Purchase Payment, the transfer may be treated as a taxable transaction.
Please see the SAI for information regarding withdrawals under Section 403(b) Plans. You may request a copy of the SAI from the Annuities Service Center.
Loans under section 403(b) of the Code
You may be eligible for a loan of some or all of your Contract Value if:
•	We issued your Contract prior to November 12, 2007;
•	Your Contract does not contain a GMWB Rider;
•	Your Contract is intended for use with a retirement plan qualified under section 403(b) of the Code;
•	The retirement plan is not subject to Title 1 of ERISA; and
•	Your retirement plan permits you to request the loan.
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Loans from Qualified Contracts intended for use under retirement plans qualified under section 403(b) of the Code, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan and the manner in which the loan must be repaid.
Loans are subject to the Code, Treasury regulations, IRS rulings, and our procedures in effect at the time you apply for a loan. Because the rules governing loans under section 403(b) Contracts are complicated, please consult your tax professional before exercising any loan privilege for which you are eligible. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.
Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.
We deduct the amount of any Unpaid Loans from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.
If you have a loan outstanding under a Contract intended for use with a Section 403(b) Plan, any surrender or transfer of your Contract may subject you to income taxation on the amount of the loan balance.
Puerto Rico Contracts Issued to Fund Retirement Plans
The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. If you purchased a Contract intended for use in connection with Puerto Rican “tax qualified” retirement plans, please note that the text of this Prospectus addresses U.S. federal tax law only and is inapplicable to the tax laws of Puerto Rico.
See Your Own Tax Professional
The foregoing description of federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information, please consult with your own qualified tax professional.
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VIII.  General Matters
Asset Allocation Services
We are aware that certain third parties may have offered asset allocation services (“Asset Allocation Services”) in connection with the Contracts through which a third party may transfer amounts among Investment Options from time to time on your behalf. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to a Separate Account’s policies that we have adopted to discourage disruptive frequent trading activity. (See “Transfers Among Investment Options.”) We do not endorse, approve or recommend such services in any way. If you authorize payment for such services from your Contract Value: (1) we treat the payments as withdrawals under the terms described earlier in this Prospectus; and (2) any such withdrawals may incur a withdrawal charge or other fee under the terms described in this Prospectus, which would be separate and in addition to any other charges and fees you may pay for other withdrawals. (See “V. Description of the Contract Accumulation Period Provisions – Withdrawals” for information about the treatment of withdrawals under the Contract. You should also refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits,” or Appendix D: “Optional Guaranteed Minimum Income Benefits,” if you purchased one of our optional benefit Riders, for information about the impact of withdrawals on the Rider’s benefits.)
Distribution of Contracts
John Hancock Distributors, LLC (“JH Distributors”), a Delaware limited liability company that we control, is the principal underwriter and distributor of the Contracts offered through this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Variable Insurance Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.
JH Distributors’ principal address is 200 Berkeley Street, Boston, Massachusetts 02116. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934, (the “1934 Act”) and is a member of the Financial Industry Regulatory Authority (“FINRA”).
We offered the Contracts for sale through broker-dealers that had entered into selling agreements with JH Distributors. Broker-dealers sold the Contracts through their registered representatives who were appointed by us to act as our insurance agents. JH Distributors may also have offered the Contracts directly to potential purchasers.
JH Distributors may continue to pay compensation to broker-dealers for the promotion, sale and servicing of the Contracts. Contract Owners do not pay this compensation directly. These payments are made from JH Distributors’ and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from a Portfolio’s distribution plan (“12b-1 fees”), the fees and charges imposed under the Contract, and other sources, including distribution plans of the underlying portfolios of a Portfolio that is a fund of funds.
The individual representative who sold you a Contract may receive a portion of the compensation that we pay for servicing an existing Contract, or that we pay upon receipt of an Additional Purchase Payment, under the representative’s own arrangement with his or her broker-dealer. We may also continue to pay commissions or overrides to a limited number of broker-dealers that provided marketing support and training services to the broker-dealers that sold and service the Contracts.
Standard Compensation
The amount and timing of compensation JH Distributors pays to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed 8% of Purchase Payments. In addition, beginning one year after each Purchase Payment, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments. The greater the amount of compensation paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation. This compensation is not paid directly by Contract Owners. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the Contract (see “VI. Charges and Deductions”).
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Revenue Sharing and Additional Compensation
In addition to standard compensation arrangements and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we, either directly or through JH Distributors, may have entered into special compensation or reimbursement arrangements (“revenue sharing”) with selected broker-dealers (“firms”). We determined which firms to support and the extent of the payments that we made and may continue to make. Under these arrangements, the form of payment may have been any one or a combination of a flat fee, a percentage of the assets we hold that are attributable to Contract allocations, a percentage of sales revenues, reimbursement of administrative expenses (including ticket charges), conference fees, or some other type of compensation.
In consideration of these arrangements, a firm may have given us preferential access to members of its sales force. In addition, the firm may have agreed to participate in our marketing and on-going training and servicing activities by allowing JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm’s sales force.
These arrangements were not offered to all firms, and the terms of such arrangements differed between firms. During 2012, we terminated these revenue sharing arrangements with broker-dealers with respect to the sale of the Contracts, although a small number of firms continue to receive revenue sharing payments in accordance with the terms of agreements entered into with those particular firms. We provide additional information on special compensation or reimbursement arrangements, including a list of firms to whom we paid annual amounts greater than $5,000 under these arrangements in 2019, in the SAI, which is available upon request. Any such compensation, which may have been significant at times, does not result in any additional direct charge to you by us.
Broker-dealers may receive or may have received additional payments from us, either directly or through JH Distributors, in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement payments may have included, for example, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contract, and payments to assist a firm in connection with its marketing expenses and/or other events or activities sponsored by the firms. We may have contributed to, as well as sponsored, various educational programs, sales promotions and/or contests in which participating firms and their sales persons may have received gifts and prizes such as merchandise, cash, or other awards, as may be permitted by applicable FINRA rules and other applicable laws and regulations.
Differential Compensation
Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling or servicing other variable contracts. The compensation and revenue sharing arrangements may have given us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received from us under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may have given us benefits such as greater access to registered representatives. As a result, registered representatives may have been motivated to recommend one of our contracts over another issuer’s contract.
For sales representatives of certain affiliates, the amount of additional compensation paid was based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervised these sales representatives may also have been entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers was primarily based on sales of proprietary products, these sales representatives and their managers had an incentive to favor the sale of proprietary products over other products issued by non-affiliates.
Contracts Sold Directly Without Payment of Any Sales Compensation
(John Hancock USA Contracts only; not available in NY)
The Contract may have been sold directly to certain individuals under various circumstances that did not involve payment of any sales compensation to a registered representative. The following classes of individuals are eligible for this waiver:
•	officers, directors, trustees or employees (or a relative thereof) of John Hancock USA, Manulife, the John Hancock Variable Insurance Trust or any of their affiliates; and
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•	employees and registered representatives (and their immediate families) of registered broker-dealers (or their financial institutions) that: (1) have a sales agreements with John Hancock USA and its principal underwriter, JH Distributors, to sell the Contracts and (2) have approved the payment of the credit to their employees and registered representatives.
Transaction Confirmations
We send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these transaction confirmations to verify their accuracy. Please report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the delivery of the transaction confirmation, we will deem you to have ratified the transaction. We encourage you to register for electronic delivery of your transaction confirmations. Please contact the John Hancock Annuities Service Center at the applicable telephone number or internet address shown on the first page of this Prospectus for more information on electronic transactions.
Reinsurance Arrangements
From time to time, we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts’ guaranteed benefits, and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer’s contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees or other obligations.
Statements of Additional Information
Our Statements of Additional Information provide additional information about the Contracts, including the optional benefit Riders and the Separate Accounts, including information on our history, services provided to the Separate Accounts and legal and regulatory matters. We filed the Statements of Additional Information with the SEC on the same date as this Prospectus, and incorporate them herein by reference. You may obtain a copy of the current Statements of Additional Information without charge upon request by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a website (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.
John Hancock Life Insurance Company (U.S.A.) Separate Account H
Statement of Additional Information

General Information and History
Accumulation Unit Value Tables
Services
        Independent Registered Public Accounting Firm
        Servicing Agent
        Principal Underwriter
        Special Compensation and Reimbursement Arrangements
Additional Information on Section 403(b) Plans or Tax-Sheltered Annuities
Additional Information on Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations
Legal and Regulatory Matters
Appendix A: Audited Financial Statements
John Hancock Life Insurance Company of New York Separate Account A
Statement of Additional Information

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General Information and History
Accumulation Unit Value Tables
Services
        Independent Registered Public Accounting Firm
        Servicing Agent
        Principal Underwriter
        Special Compensation and Reimbursement Arrangements
Additional Information on Section 403(b) Plans or Tax-Sheltered Annuities
Additional Information on Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations
Legal and Regulatory Matters
Appendix A: Audited Financial Statements
Financial Statements
The Statements of Additional Information also contain the Company’s financial statements for the years ended December 31, 2019 and 2018, and its Separate Account financial statements for the year ended December 31, 2019 (the “Financial Statements”). Our Financial Statements provide information on our financial strength as of December 31, 2019, including information on our General Account assets that were available at that time to support our guarantees under the Contracts and any optional benefit Riders. The Company’s General Account consists of securities and other investments, the value of which may decline during periods of adverse market conditions.
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Appendix A: Examples of Calculation of Withdrawal Charge
Example 1. Assume a single payment of $50,000 is made into the Contract, no transfers are made, no Additional Purchase Payments are made, there are no withdrawals, and the Payment Enhancement is not elected. The table below illustrates five examples of the withdrawal charges that would be imposed if the Contract is completely withdrawn, based on hypothetical Contract Values. During any Contract Year the free Withdrawal Amount is the greater of accumulated earnings, or 10% of the total payments made under the Contract less any prior withdrawals in that Contract Year.
Contract Year	Hypothetical Contract Value	Free Withdrawal Amount	Payments Liquidated	Withdrawal Charge
				Percent	Amount
2	$55,000	$ 5,000[1]	$ 50,000	6%	$3,000
4	$50,500	$ 5,000[2]	$ 45,500	5%	$2,275
6	$60,000	$10,000 [3]	$ 50,000	3%	$1,500
7	$35,000	$ 5,000[4]	$45,000 [4]	2%	$ 900
8	$70,000	$20,000 [5]	$ 50,000	0%	$ 0
[1]	In the second Contract Year the earnings under the Contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (Contract Value less free Withdrawal Amount).
[2]	In the example for the fourth Contract Year, the accumulated earnings of $500 is less than 10% of payments, therefore the free Withdrawal Amount is equal to 10% of payments ($50,000 × 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (Contract Value less free Withdrawal Amount).
[3]	In the example for the sixth Contract Year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free Withdrawal Amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (Contract Value less free Withdrawal Amount).
[4]	In the example for the seventh Contract Year, the Contract has negative accumulated earnings ($35,000 – $50,000), so the free Withdrawal Amount is equal to 10% of payments ($50,000 ×10% = $5,000) and the withdrawal charge is applied to total payments less the free Withdrawal Amount. This calculation only applies to John Hancock USA Contracts issued on or after April 1, 2003. For John Hancock USA Contracts issued prior to April 1, 2003 and for any John Hancock New York Contract, the withdrawal charge would be applied to the lesser of the total payments or the Contract Value, less the free Withdrawal Amount. In this example, the payments liquidated would be $30,000 ($35,000 – $5,000).
[5]	There is no withdrawal charge on any payments liquidated that have been in the Contract for at least 7 years.
Example 2. Assume a single payment of $50,000 is made into the Contract, no transfers are made, no Additional Purchase Payments are made, the Payment Enhancement is not elected, and there are a series of four withdrawals made during the second Contract Year of $2,000, $5,000, $7,000 and $8,000. The free Withdrawal Amount during any Contract Year is the greater of the Contract Value less the unliquidated payments (accumulated earnings), or 10% of payments less 100% of all prior withdrawals in that Contract Year.
Hypothetical Contract Value	Withdrawal Requested	Free Withdrawal Amount	Payments Liquidated	Withdrawal Charge
				Percent	Amount
$65,000	$2,000	$15,000 [1]	$ 0	5%	$ 0
$49,000	$5,000	$ 3,000[2]	$2,000	5%	$100
$52,000	$7,000	$ 4,000[3]	$3,000	5%	$150
$44,000	$8,000	$ 0[4]	$8,000	5%	$400
[1]	For the first example, accumulated earnings of $15,000 is the free Withdrawal Amount since it is greater than 10% of payments less prior withdrawals ($5,000 – 0). The amount requested ($2,000) is less than the free Withdrawal Amount so no payments are liquidated and no withdrawal charge applies.
[2]	The Contract has negative accumulate earnings ($49,000 – $50,000), so the free Withdrawal Amount is limited to 10% of payments less all prior withdrawals. Since $2,000 has already been withdrawn in the current Contract Year, the remaining free Withdrawal Amount during the third Contract Year is $3,000. The $5,000 withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.
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[3]	The Contract has increased in value to $52,000. The unliquidated payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 – $2,000 – $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.
[4]	The free Withdrawal Amount is zero since the Contract has negative accumulated earnings ($44,000 – $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next Contract Year the full 10% of payments would be available again for withdrawal requests during that year.
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Appendix B: Optional Enhanced Death Benefits
This Appendix provides a general description of the optional enhanced death benefits that may have been available at the time you purchased a Wealthmark Contract. If you purchased an optional enhanced death benefit Rider, you pay the charge shown in the Fee Tables for that benefit as long as it is in effect.
You should carefully review your Contract, including any attached Riders, for complete information on benefits, conditions and limitations of any enhanced death benefit Riders applicable to your Contract. Please also carefully review “VII. Federal Tax Matters” for information about taxes applicable to optional benefit Riders.
The following is a list of the optional enhanced death benefit Riders that you may have had available to you at issue. Not all Riders were available at the same time or in all states.
1.  Enhanced Earnings Death Benefit – Not offered in New York or Washington
2.  Accelerated Beneficiary Protection Death Benefit – Not offered in New York or Washington
Enhanced Earnings Death Benefit
(Not offered in New York or Washington)
Depending on availability, you may have elected the optional Enhanced Earnings Death Benefit for an additional charge of 0.20% of the value of the Variable Investment Options. With this benefit, on the death of any Contract Owner prior to the Maturity Date, John Hancock USA will pay the death benefit otherwise payable under the Contract plus the benefit payable under the Enhanced Earnings Death Benefit. Election of the Enhanced Earnings Death Benefit may only be made at issue, is irrevocable, and it may only be terminated as described below.
Subject to the maximum amount described below, the Enhanced Earnings Death Benefit provides a payment equal to 40% of the appreciation in the Contract Value (as defined below) upon the death of any Contract Owner if the oldest Owner is 69 or younger at issue, and 25% if the oldest Owner is 70 or older at issue.
The appreciation in the Contract Value is defined as the Contract Value less the sum of all Purchase Payments, reduced proportionally by any amount deducted in connection with withdrawals. The death benefit will also be reduced by the amount of any Unpaid Loans under a Contract in the case of Qualified Contracts.
If the oldest Owner is 69 or younger at issue, the maximum amount of the Enhanced Earnings Death Benefit is equal to 40% of the sum of all Purchase Payments, less any amounts deducted in connection with withdrawals. If the oldest Owner is 70 or older at issue, the maximum amount of the Enhanced Earnings death benefit is equal to 25% of the sum of all Purchase Payments, less any amounts deducted in connection with withdrawals.
The amount deducted in connection with withdrawals will be on a pro rata basis and will be equal to (i) multiplied by (ii) where:
(i)  is equal to the Enhanced Earnings benefit prior to the withdrawal; and
(ii)  is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.
If the Beneficiary under the Contract is the deceased Owner’s Spouse and elects not to take the death benefit as a lump sum, upon the death of any Owner the Contract and the Enhanced Earnings Death Benefit will continue with the surviving Spouse as the new Contract Owner. In this case, upon the death of the surviving Spouse prior to the Maturity Date, a second Enhanced Earnings benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary.
For purposes of calculating the Enhanced Earnings benefit payable on the death of the surviving Spouse, the Enhanced Earnings benefit will be equal to zero on the date of the first Contract Owner’s death and the death benefit payable upon the first Contract Owner’s death will be treated as a Purchase Payment. In addition, all Purchase Payments made, and all amounts deducted in connection with withdrawals prior to the date of the first Contract Owner’s death, will not be considered in determining the Enhanced Earnings benefit.
Termination of the Enhanced Earnings Death Benefit
The Enhanced Earnings Death Benefit will terminate upon the earliest to occur of: (a) the date the Contract terminates; (b) the Maturity Date; or (c) the date on which the Enhanced Earnings benefit is paid. However, as noted in the paragraph above,
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if the deceased Owner’s Spouse is the Beneficiary, the Spouse may elect to continue the Contract (including the Enhanced Earnings Death Benefit) as the new Owner.
Enhanced Earnings Fee
A daily charge at an annual effective rate of 0.20% of the value of each Variable Investment Option is deducted from each Subaccount for the Enhanced Earnings Death Benefit.
The election of the Enhanced Earnings Death Benefit on a Contract may not always be in your interest since an additional fee is imposed for this benefit.
Accelerated Beneficiary Protection Death Benefit
(Not offered in New York or Washington)
Depending on availability, you may have elected the Accelerated Beneficiary Protection Death Benefit, which provides a death benefit, upon the death of any Owner prior to the Maturity Date. Under the Accelerated Beneficiary Protection Death Benefit, no death benefit is payable on the death of any Annuitant, except that if any Contract Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. This benefit was available for Contracts issued between December, 2003 and December, 2004.
Once the Accelerated Beneficiary Protection Death Benefit is elected, it is irrevocable. If the Accelerated Beneficiary Protection Death Benefit is elected, the death benefit paid under the Accelerated Beneficiary Protection Death Benefit replaces any death benefit paid under the terms of the Contract. An additional fee of 0.50% (as a percentage of the Accelerated Beneficiary Protection Death Benefit) is imposed for the Accelerated Beneficiary Protection Death Benefit (see “Accelerated Beneficiary Protection Death Benefit Fee” below). Once the Accelerated Beneficiary Protection Death Benefit is elected, the Owner may only be changed to an individual that is the same age or younger than the oldest current Owner.
The death benefit paid under the Accelerated Beneficiary Protection Death Benefit (“Accelerated Beneficiary Protection Death Benefit”) is determined as of the date on which written notice and proof of death and all required forms are received in good order at our Annuities Service Center. The amount of the Accelerated Beneficiary Protection Death Benefit is equal to the “Enhanced Earnings Death Benefit” factor plus the greatest of:
•	the Contract Value;
•	the Return of Purchase Payments Death Benefit Factor;
•	the Annual Step-Up Death Benefit Factor; or
•	the Graded Death Benefit Factor.
We may offer other optional Riders whose benefits and the names of such benefits are similar to the Accelerated Beneficiary Protection Death Benefit Factors referenced above. These other optional Riders are separate and distinct from the Accelerated Beneficiary Protection Death Benefit Factors referenced above, they contain separate optional Rider charges and their benefits and limitations may be different.
If there is any Debt under the Contract, the Accelerated Beneficiary Protection Death Benefit equals the amount described above less the Debt amount.
If the Beneficiary is the deceased Owner’s Spouse, and the Accelerated Beneficiary Protection Death Benefit is not taken in one sum immediately, the Contract and the Accelerated Beneficiary Protection Death Benefit Rider will continue with the surviving Spouse as the new Owner. Upon the death of the surviving Spouse prior to the Maturity Date, a second Accelerated Beneficiary Protection Death Benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary in accordance with the provisions of the Contract.
For purposes of calculating the second Accelerated Beneficiary Protection Death Benefit, payable upon the death of the surviving Spouse:
•	The Accelerated Beneficiary Protection Death Benefit paid upon the first Owner’s death (“first Accelerated Beneficiary Protection Death Benefit”) is not treated as a Purchase Payment to the Contract;
•	In determining the “Enhanced Earnings Death Benefit” Factor (see “Enhanced Earnings Death Benefit Factor” below), on the date the first Accelerated Beneficiary Protection Death Benefit was paid, the Earnings Basis is reset to equal the first Accelerated Beneficiary Protection Death Benefit. The Earnings Basis will be increased for any
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Purchase Payments made and decreased for any Withdrawal Reductions in connection with withdrawals taken after the date the first Accelerated Beneficiary Protection Death Benefit was paid. All Purchase Payments made and all amounts deducted in connection with withdrawals prior to the date the first Accelerated Beneficiary Protection Death Benefit was paid will not be considered in the determination of the “Enhanced Earnings Death Benefit” Factor;
•	In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step-Up Death Benefit Factor; and (d) the Graded Death Benefit Factor), all Purchase Payments and all withdrawals before and after the date the first Accelerated Beneficiary Protection Death Benefit was paid will be considered.
Return of Purchase Payments Death Benefit Factor
For purposes of the Accelerated Beneficiary Protection Death Benefit, the Return of Purchase Payments Death Benefit Factor is equal to the sum of all Purchase Payments made less the sum of all Withdrawal Reductions in connection with withdrawals (see “Withdrawal Reductions” below).
“Enhanced Earnings Death Benefit” Factor
For purposes of the Accelerated Beneficiary Protection Death Benefit, the “Enhanced Earnings Death Benefit” factor is equal to 50% multiplied by Earnings, as defined under the “Enhanced Earnings Death Benefit” Factor calculation of the Accelerated Beneficiary Protection Death Benefit Rider. For purposes of the “Enhanced Earnings Death Benefit” Factor calculation, Earnings are equal to the Contract Value minus the Earnings Basis. The Earnings Basis is equal to 150% of each Purchase Payment made less the sum of all Withdrawal Reductions in connection with withdrawals (see example and “Withdrawal Reductions” below).
The Maximum “Enhanced Earnings Death Benefit” Factor is equal to 100% of the Earnings Basis.
Example. Assume you make a single Purchase Payment of $100,000 into the Contract, you make no additional Purchase Payments and you take no withdrawals. Also assume the Contract Value is equal to $175,000 on the date we determine the Accelerated Beneficiary Protection Death Benefit. Based on these assumptions:
•	The “Earnings Basis” is equal to 150% of $100,000, or $150,000.
•	“Earnings” are equal to $175,000 minus $150,000, or $25,000.
•	The “Enhanced Earnings Death Benefit” Factor is equal to 50% of $25,000, or $12,500.
Note that for purposes of the Accelerated Beneficiary Protection Death Benefit, “Earnings” will always be less than the excess of Contract Value over Purchase Payments. In this example, “Earnings” are less than $75,000 (or $175,000 minus $100,000).
Annual Step-Up Death Benefit Factor
For purposes of the Accelerated Beneficiary Protection Death Benefit, the Annual Step-Up Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the Accelerated Beneficiary Protection Death Benefit Rider but prior to the oldest Owner’s turning age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary increased by all Purchase Payments made, less Withdrawal Reductions in connection with withdrawals since that Contract Anniversary (see “Withdrawal Reductions” below).
Graded Death Benefit Factor
For purposes of the Accelerated Beneficiary Protection Death Benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where:
1.  is equal to the sum of each Purchase Payment multiplied by the applicable Payment Multiplier obtained from the table below:
Number of Complete Years Payment has been in Contract	Payment Multiplier[1]
0	100%
1	110%
2	120%
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Number of Complete Years Payment has been in Contract	Payment Multiplier[1]
3	130%
4	140%
5	150%
[1]	If a Purchase Payment is received on or after the oldest Owner’s 71st birthday, the Payment Multiplier equals 100% in all years. Thus, for Purchase Payments made on or after the oldest Owner reaches age 71, the benefit provided by the Graded Death Benefit Factor is equal to the benefit provided by the Return of Purchase Payments Death Benefit Factor.
2.  is equal to the sum of Withdrawal Reductions in connection with withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on Purchase Payment and withdrawal history.
The Graded Death Benefit Factor will never be greater than Purchase Payments less the sum of all Withdrawal Reductions in connection with withdrawals taken plus $250,000.
Withdrawal Reductions. If total withdrawals taken during a Contract Year are less than or equal to 5% of total Purchase Payments (the “Annual Withdrawal Limit”), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the Contract Value attributed to the amount of each withdrawal.
The guaranteed death benefits provided by the Accelerated Beneficiary Protection Death Benefit are adjusted at the point of each withdrawal but may be recalculated if subsequent withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionally. If a subsequent Purchase Payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.
Investment Options
At the current time, there are no additional Investment Option restrictions imposed when the Accelerated Beneficiary Protection Death Benefit Rider is chosen.
We reserve the right to restrict Investment Options at any time. We will notify the Owner in writing at least 30 days prior to restricting an Investment Option. If we restrict an Investment Option you may not be able to transfer or allocate Contract Value or Purchase Payments to the restricted Investment Option after the date of the restriction. Any amounts previously allocated to an Investment Option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed Investment Options may be renewed subject to terms of the Contract.
Termination of the Accelerated Beneficiary Protection Death Benefit Rider
The Owner may not terminate the Accelerated Beneficiary Protection Death Benefit Rider. However, the Accelerated Beneficiary Protection Death Benefit will terminate automatically upon the earliest of:
•	the date the Contract terminates;
•	the Maturity Date; or
•	the later of the date on which the Accelerated Beneficiary Protection Death Benefit is paid, or the date on which the second Accelerated Beneficiary Protection Death Benefit is paid, if the Contract and the Accelerated Beneficiary Protection Death Benefit Rider are continued by the surviving Spouse after the death of the original Owner.
Accelerated Beneficiary Protection Death Benefit Fee
Prior to termination of the Accelerated Beneficiary Protection Death Benefit Rider, on each Contract Anniversary, the Accelerated Beneficiary Protection Death Benefit fee is calculated by multiplying 0.50% by the Accelerated Beneficiary Protection Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the Accelerated Beneficiary Protection Death Benefit fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.
If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the Accelerated Beneficiary Protection Death Benefit fee from the amount paid upon withdrawal. The Accelerated Beneficiary
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Protection Death Benefit fee will be determined based on the Accelerated Beneficiary Protection Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the Accelerated Beneficiary Protection Death Benefit fee, the commencement of annuity payments shall be treated as a total withdrawal.
Qualified Plans
If you use your Contract in connection with a Qualified Plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Annual Step-Up Death Benefit) may have on your plan. Please consult your own qualified tax professional. Federal tax law may limit the period over which the death benefit can be paid when the Beneficiary is not your surviving spouse.
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Appendix C: Optional Guaranteed Minimum Withdrawal Benefits
This Appendix describes the following optional guaranteed minimum withdrawal benefit (“GMWB”) Riders that may be part of a previously issued Contract:
Income Plus For Life® Series Riders:
•	Income Plus For Life® 12.08 Series:
•	Income Plus For Life® 12.08
•	Income Plus For Life – Joint Life® 12.08
•	Income Plus For Life® (Quarterly Step-Up Review) Series
•	Income Plus For Life® (Quarterly Step-Up Review)
•	Income Plus For Life – Joint Life® (Quarterly Step-Up Review)
•	Income Plus For Life® (Annual Step-Up Review) Series*
•	Income Plus For Life® (Annual Step-Up Review)
•	Income Plus For Life – Joint Life® (Annual Step-Up Review)
*	The Income Plus For Life® (Annual Step-Up Review) Series Riders were previously referred to as “Income Plus For Life®” and “Income Plus For Life – Joint Life®.”
Principal Plus for Life Series Riders
•	Principal Plus for Life
•	Principal Plus for Life Plus Automatic Annual Step-Up
Principal Plus Rider
Principal Returns Rider
These optional GMWB Riders are no longer available to be added to your Contract. If you purchased any of these Riders, you pay the charge shown in the Fee Tables for that benefit as long as it is in effect. These Riders were not available at all times we offered a Contract, nor were they available in all states. Where they were available, we only permitted one GMWB Rider to be purchased per Contract. You should review your Contract carefully to determine which of these optional benefit Riders, if any, you purchased. These Riders cannot be revoked once elected.
We describe a different type of optional benefit Rider, known as a “Guaranteed Minimum Income Benefit Rider,” in Appendix D.
General Information about Guaranteed Minimum Withdrawal Benefit Riders
This section of the Appendix provides general information about our GMWB Riders. We provide specific information about each GMWB Rider’s features in the sections that follow.
Forms of Guaranteed Amounts
Our GMWB Riders provide two different types of benefits:
Lifetime Income Amount. This type of benefit provides a guarantee of a minimum amount available for annual withdrawals for the duration of a single lifetime, or for the duration of two (“joint”) lifetimes. Lifetime Income Amount guarantees begin on a Lifetime Income Date.
Guaranteed Withdrawal Amount. This type of benefit provides a guarantee of a minimum amount available for annual withdrawals that will last for a period of time measured by a Benefit Base (sometimes referred to as a “Guaranteed Withdrawal Balance”). Initial Guaranteed Withdrawal Amounts are generally determined on the date you purchase a Rider, but may be increased if you defer taking withdrawals and decreased if you take Excess Withdrawals.
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The Rider you purchased may provide either a Lifetime Income Amount or a Guaranteed Withdrawal Amount or both types of benefits. We describe the types of benefits for each Rider in the Features section of this Appendix.
Covered Person(s)
Please review the “Features” section of the applicable Rider to determine if the Rider provides a lifetime income guarantee and, if so, whether it can be based on a single life or on joint lives.
Single Life Guarantee. For Riders that provide a lifetime income guarantee based on the life of a single Covered Person, the Covered Person is the oldest Owner at issue of the Rider. We may have waived the requirement of Contract ownership and permitted you to designate a Covered Person who is an Annuitant in situations where the Owner is not the Annuitant.
EXAMPLE: We permit the Annuitant to be a Covered Person if a custodial account owns a Qualified Contract for the benefit of an Annuitant.
The Covered Person must remain an Owner (or an Annuitant, subject to our underwriting rules) to receive benefits under the Rider.
Joint Life Guarantee. For Riders that provide a lifetime income guarantee based on the lifetime durations of two Covered Persons, we determined the Covered Persons at the time you elected the Rider. A spouse may need to qualify as a “spouse” under state law (a “Spouse”) to be treated as a Covered Person under the Contract.
For Riders issued with Nonqualified Contracts:
•	both Spouses must be named as co-Owners of the Contract; or
•	if only one Spouse is named as an Owner of the Contract (or Annuitant if the Owner is a non-natural person), the other Spouse must be designated as the Beneficiary of the Contract.
For Riders issued with Qualified Contracts:
•	one Spouse must be named as the Owner (or Annuitant if the Owner is a non-natural person); and
•	the Owner’s Spouse must be the designated Beneficiary.
A Covered Person will no longer qualify as such (i.e., that Covered Person will be removed from the Rider) if that person is no longer designated as an Owner, co-Owner, Annuitant, co-Annuitant or Beneficiary as required above. In the event that you and your Spouse become divorced after you purchased the Rider, you may not add a new Spouse as a Covered Person. If you remove your Spouse as an Owner, Beneficiary or Annuitant, that person will no longer be a Covered Person under the Rider (see “Impact of Divorce” in “V. Description of the Contract – Accumulation Period Provisions” for additional information on the impact of divorce). You may lose benefits under the Rider if a Covered Person is removed from the Rider.
Availability of Guaranteed Minimum Withdrawal Benefit Riders
You could have elected a GMWB Rider at the time you purchased a Contract. Once you elected a GMWB Rider, its effective date usually is the Contract Date (unless we permitted otherwise) and it is irrevocable. We charge an additional fee for each Rider that differs by Rider.
Rider Fees
We charge an additional fee on each Contract Anniversary for a GMWB Rider, and reserve the right to increase the fee on the effective date of each Step-Up in the benefits under that Rider. We withdraw the amount of the fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We deduct the pro rata share of the annual fee from the Contract Value:
•	on the date we determine the death benefit;
•	after the Annuity Commencement Date at the time an Annuity Option begins; or
•	at full surrender of the Contract; or
•	depending on the Rider, on the date an Excess Withdrawal reduces the Contract Value to zero.
We do not deduct any additional Rider fee during the Settlement Phase or after the Annuity Commencement Date once an Annuity Option begins.
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Fee for Income Plus For Life® 12.08 Series Riders. The fee is equal to 0.85% of the Adjusted Benefit Base for Contracts issued outside of New York, and 0.80% for Contracts issued in New York. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to change either the Income Plus For Life® 12.08 or Income Plus For Life – Joint Life® 12.08 fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.
Fee for Income Plus For Life® (Quarterly Step-Up Review) Series Riders. The fee is equal to 0.75% of the Adjusted Benefit Base for Contracts issued outside of New York, and 0.70% for Contracts issued in New York. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to change either the Income Plus For Life (Quarterly Step-Up Review) or Income Plus For Life – Joint Life® (Quarterly Step-Up Review) fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.
Fee for Income Plus For Life® (Annual Step-Up Review) Series Riders. The fee is equal to 0.60% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to change the Income Plus For Life® (Annual Step-Up Review) or Income Plus For Life – Joint Life® (Annual Step-Up Review) fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.
Fee for Principal Plus for Life. The fee is equal to 0.40% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Anniversary) increased by the amount of any Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Plus for Life fee on the effective date of each Step-Up. In such a situation, the Principal Plus for Life fee will never exceed 0.75%.
Fee for Principal Plus for Life Plus Automatic Annual Step-Up. The current fee is equal to 0.70% of the Adjusted Benefit Base. The fee for Riders purchased December 15, 2008 through April 30, 2009 is 0.70% of the Adjusted Benefit Base. The fee for Riders purchased June 16, 2008 through December 12, 2008 is 0.55% of the Adjusted Benefit Base. The fee for Riders purchased prior to June 16, 2008 is 0.60% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Plus for Life Plus Automatic Annual Step-Up Rider fee on the effective date of each Step-Up. In such a situation, the Principal Plus for Life Plus Automatic Annual Step-Up Rider fee will never exceed 1.20%.
Fee for Principal Plus. The fee is equal to 0.30% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary adjusted by the amount of any Step-Up, Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Plus fee on the effective date of each Step-Up. In such a situation, the Principal Plus fee will never exceed 0.75%.
If we decide to increase the rate of a Rider fee at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-Up. If you decline a scheduled Step-Up, we will not increase the Rider fee at that time. You will have the option to elect a Step-Up within 30 days of subsequent Step-Up Dates. If you decide to step-up a guaranteed amount at that time, we will thereafter resume automatic Step-Ups on each succeeding Step-Up Date.
Fee for Principal Returns. The fee is equal to 0.50% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by any Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to increase the Principal Returns fee on the effective date of each Step-Up. In such a situation, the Principal Returns fee will never exceed 0.95%.
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Restrictions on Additional Purchase Payments
If you purchased a GMWB Rider, we restrict your ability to make Additional Purchase Payments to the Contract without our prior approval.
Restrictions on Additional Purchase Payments for Nonqualified Contracts. If we issued your Contract not in connection with an IRA or other Qualified Plan, we will not accept, without our prior approval:
•	(Contracts issued in states other than OR and NJ) any Additional Purchase Payment after the first Contract Anniversary; or
•	(Contracts issued in OR or NJ) any Additional Purchase Payment after the first Contract Anniversary following the Rider Date if your total Additional Purchase Payments after the first Contract Anniversary exceed $100,000.
Restrictions on Additional Purchase Payments for Qualified Contracts. If we issued your Contract in connection with a Qualified Plan, including an IRA, we will not accept, without our prior approval:
•	(Contracts issued in states other than OR and NJ) Additional Purchase Payments on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issued your Contract after you became Age 64);
•	(Contracts issued in OR or NJ) Additional Purchase Payments on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issued your Contract after you became Age 64), if your total payments after the first Contract Anniversary exceed $100,000; but
•	(all Contracts) any Purchase Payment after the oldest Covered Person becomes age 81.
For Contracts issued with Principal Plus, we reserve the right to apply the Nonqualified Contract Additional Purchase Payment Restrictions to Qualified Contracts.
Additional Purchase Payments for both Nonqualified Contracts and Qualified Contracts are also subject to the following:
•	You may not make an Additional Purchase Payment, without our approval, if your Contract Value exceeds $1 million at the time of payment or if the Additional Purchase Payment would cause your Contract Value to exceed $1 million.
•	You may not make an Additional Purchase Payment during a Rider’s Settlement Phase (see “Settlement Phase” below).
•	Other limitations on Additional Purchase Payments may vary by state.
You should consult with a qualified tax professional regarding your GMWB Rider for further information on tax rules affecting Qualified Contracts, including IRAs.
Approval of Additional Purchase Payments through Automatic Withdrawals from Bank Accounts and Payroll Deduction Plans. We will continue to accept Additional Purchase Payments under the terms of your Contract and GMWB Rider when made in connection with an automatic withdrawal program from your bank account, brokerage account or other account you hold at a similar financial institution (“Financial Account Plan”) or in connection with a payroll deduction plan (“Payroll Plan”) if:
•	the Financial Account Plan or Payroll Plan was in effect prior to May 4, 2012,
•	no automatic withdrawal program from your Contract is in effect, and
•	your Rider is not in the Settlement Phase.
Additional Purchase Payments will be subject to our prior approval, however, if any of the following apply:
•	you make the payment under a Bank Plan and it exceeds the amount authorized on May 4, 2012 to be withdrawn periodically from your bank account and paid to us as an Additional Purchase Payment; or
•	your Contract Value exceeds $1 million at the time of payment, under either a Bank Plan or Payroll Plan; or
•	your Contract Value is less than $1 million and the Additional Purchase Payment under either a Bank Plan or Payroll Plan would cause your Contract Value to exceed $1 million; or
•	(Qualified Contracts) you make the payment after the later of the first Contract Anniversary following the Rider Date or the Age 65 Contract Anniversary and your total payments after the first Contract Anniversary exceed $100,000.
For Qualified Contracts, we will not accept an Additional Purchase Payment under a Bank Plan or Payroll Plan after the oldest Covered Person becomes age 81.
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Approval of Additional Purchase Payment to Prevent Cancellation of Contracts. If (where permitted by state law) we intend to cancel a Contract at the end of any two consecutive Contract Years (three for Contracts issued in New York) in which no Purchase Payments have been made, we will mail notice to you at your last known address to allow you to make the necessary Additional Purchase Payment to keep your Contract in force.
Approval of Other Additional Purchase Payments. There may be circumstances other than as described above where we may approve Additional Purchase Payments for Contracts with GMWB Riders. We may modify, suspend, waive or terminate our restrictions on Additional Purchase Payments at any time. For further information, contact your financial representative or our Annuities Service Center.
Impact of Additional Purchase Payment Restrictions on Increases in Guaranteed Amounts. The restrictions on Additional Purchase Payments described above may prevent you from increasing the amount of any Credits or Step-Ups we would otherwise have applied to the Benefit Base based on Additional Purchase Payments, and may prevent you from increasing the amounts we guarantee under a GMWB Rider as a result of Additional Purchase Payments.
Restrictions on Investment Options Under Guaranteed Minimum Withdrawal Benefit Riders.
If you purchased any of our GMWB Riders, you must invest 100% of your Contract Value at all times in one or more of the Investment Options we make available for these Riders. Under our current rules, you must invest either:
•	among the currently available individual Investment Options (see “Available Individual Investment Options” below); or
•	in a manner consistent with any one of the restricted Model Allocations for which you may have been eligible (see “Restricted Model Allocations” below).
Subject to our restrictions on frequent trading:
•	if you are invested in one or more of the available individual Investment Options, you may transfer Contract Value between these Investment Options; or
•	if you are invested in a restricted Model Allocation, you may transfer 100% of your Contract Value from the restricted Model Allocation to one or more of the currently available individual Investment Options.
You may not specify the Investment Option from which you wish to make a withdrawal; withdrawals are taken in accordance with our default procedures described in “V. Description of the Contract – Accumulation Period Provisions – Withdrawals.” We allocate Additional Purchase Payments in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all distribution partners.
Please consult with your financial representative to assist you in determining whether investing in any individual Investment Option or Model Allocation is suitable for your financial needs and risk tolerance.
Available Individual Investment Options. If you purchased a Contract with a GMWB Rider, we limit the individual Investment Options to which you may allocate your Contract Value. The currently available individual Investment Options invest in the following Portfolios:
•	Lifestyle Balanced Portfolio
•	Lifestyle Conservative Portfolio
•	Lifestyle Growth Portfolio
•	Lifestyle Moderate Portfolio
•	Managed Volatility Balanced Portfolio
•	Managed Volatility Conservative Portfolio
•	Managed Volatility Growth Portfolio
•	Managed Volatility Moderate Portfolio
•	Total Bond Market Trust
•	Ultra Short Term Bond Trust
You may allocate your Contract Value to any combination of these Investment Options and you may also use our DCA program from your selected Source Investment Option, in connection with your selected Investment Options.
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Restricted Individual Investment Options. The following individual Investment Options, which may have been available when you purchased a GMWB Rider, are currently restricted (“Restricted Options”):
•	American Asset Allocation Trust
•	Capital Appreciation Value Trust
•	Money Market Trust
If all or a portion of your Contract Value was allocated to one or more of the Restricted Options on the last day it was available, you may continue to allocate Additional Purchase Payments to that Restricted Option, except to the Money Market Investment Option. No additional amounts may be allocated to the Money Market Investment Option. Also, you will not be able to transfer amounts from another Investment Option to any of the Restricted Options. And you will no longer be able to use the Restricted Option if at any point you transfer all of your Contract Value out of that Restricted Option into any of the available individual Investment Options.
We reserve the right to restrict Investment Options in your variable Investment Account at any time. If we restrict an Investment Option, you may not be able to allocate or transfer Additional Purchase Payments (even if the Additional Purchase Payments are not otherwise restricted) or Contract Value into the Restricted Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option.
For more information regarding these Portfolios, including information relating to their investment objectives, policies and restrictions, and the risks of investing in such Portfolios, please see “IV. General Information about Us, the Separate Accounts and the Portfolios” as well as the prospectuses for the applicable Portfolios. You can obtain a copy of the Portfolios’ prospectuses by contacting the Annuities Service Center shown on the first page of this Prospectus. Please read a Portfolio’s prospectus carefully before investing in the corresponding Variable Investment Option.
Restricted Model Allocations. We do not currently make “Model Allocations” available. If you allocated Contract Value to one of the Model Allocations shown below in the Table of Restricted Model Allocations on or before the last day it was available, you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value, including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation if you transfer your Contract Value to any Investment Option other than as permitted in that Model Allocation.
If you are permitted to use a restricted Model Allocation, you may also continue to use our DCA program from any available DCA Source Investment Option in connection with that restricted Model Allocation. You also authorize us to rebalance your entire Contract Value allocated to that restricted Model Allocation on a quarterly basis to the fixed percentages shown in the table for each Investment Option in that Model Allocation. In addition, you may not make any transfers to other Investment Options except to transfer 100% of your Contract Value to one or more of the available individual Investment Options.
None of the Model Allocations is a fund of funds. We do not actively manage any Model Allocation. Once you invest in a Model Allocation, we will not change the allocation percentages (except to rebalance) or component Portfolios based on changes in investment strategy, market conditions or expectations of future performance. Because a Model Allocation does not change, you should periodically consult with your financial representative to ensure that your selected Model Allocation continues to be appropriate for your needs and circumstances.
Table of Restricted Model Allocations. The following Model Allocation was available with Contracts issued with GMWB Riders issued prior to May 1, 2009, and are restricted as described above. The percentages indicated in the table are the percentage allocations of each Portfolio currently within the Model Allocations.
Restricted Model Allocation for a Guaranteed Minimum Withdrawal Benefit Rider:
Model Allocation Name	Model Allocation Percentage	Portfolio Name
Fundamental Holdings of America (not available after April 30, 2009)	15% 25% 25% 35%	American International Trust American Growth Trust American Growth-Income Trust Select Bond Trust
Additional Restricted Model Allocations for Principal Plus (formerly known as Guaranteed Principal Plus). If you purchased a Contract with a Principal Plus Rider on or after December 8, 2003 (for John Hancock USA Contracts) or on or
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after May 10, 2004 (for John Hancock New York Contracts), but prior to August 16, 2004, you may continue to invest in one of the Restricted Model Allocations shown below if you were invested in that Model Allocation on August 16, 2004. These Restricted Model Allocations are not available for Contracts issued with Principal Plus on or after August 16, 2004. If you were invested in a Restricted Model Allocation on August 16, 2004, you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value (other than amounts in any available Fixed Investment Option under our DCA Program), including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract Value to any Variable Investment Option other than as permitted in that Model Allocation.
Restricted Model Allocations. The following eight Model Allocations were available with Principal Plus for Contracts issued prior to August 16, 2004 as described above. The percentages indicated in the table are the percentage allocations of each Portfolio currently within the Model Allocation.
Restricted Model Allocations for Principal Plus:
Model Allocation Name	Model Allocation Percentage	Portfolio Name
Conservative Income Strategy (formerly, “Scudder Conservative Income Strategy”):	64.00% 10.00% 7.00% 6.00% 3.00% 2.00% 2.00% 2.00% 2.00% 1.00% 1.00%	Investment Quality Bond Trust
Active Bond Trust
Fundamental All Cap Core Trust
500 Index Trust
Disciplined Value International Trust
Total Stock Market Index Trust
Real Estate Securities Trust
Small Cap Index Trust
Fundamental Large Cap Value Trust
Global Trust
International Equity Index Trust
Growth Strategy (formerly, “Scudder Growth Strategy”):	23.00% 18.00% 14.00% 14.00% 11.00% 5.00% 5.00% 4.00% 2.00% 2.00% 2.00%	500 Index Trust
Fundamental All Cap Core Trust
Disciplined Value International Value Trust
Fundamental Large Cap Value Trust
Investment Quality Bond Trust
Total Stock Market Index Trust
Small Cap Index Trust
Real Estate Securities Trust
Global Trust
International Equity Index Trust
Active Bond Trust
Growth & Income Strategy (formerly, “Scudder Growth & Income Strategy”):	32.00% 17.00% 15.00% 9.00% 7.00% 5.00% 4.00% 3.00% 2.00% 2.00% 4.00%	Investment Quality Bond Trust
500 Index Trust
Fundamental All Cap Core Trust
Disciplined Value International Trust
Fundamental Large Cap Value Trust
Active Bond Trust
Total Stock Market Index Trust
Real Estate Securities Trust
Global Trust
International Equity Index Trust
Small Cap Index Trust
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Model Allocation Name	Model Allocation Percentage	Portfolio Name
Income & Growth Strategy (formerly, “Scudder Income & Growth Strategy”):	46.00% 13.00% 11.00% 7.00% 6.00% 5.00% 3.00% 3.00% 2.00% 2.00% 2.00%	Investment Quality Bond Trust
Fundamental All Cap Core Trust
500 Index Trust
Active Bond Trust
Disciplined Value International Trust
Fundamental Large Cap Value Trust
Total Stock Market Index Trust
Small Cap Index Trust
Global Trust
International Equity Index Trust
Real Estate Securities Trust
Growth Focus:	45.00% 40.00% 15.00%	500 Index Trust Investment Quality Bond Trust Fundamental All Cap Core Trust
Sector Focus:	40.00% 30.00% 15.00%	Investment Quality Bond Trust Total Stock Market Index Trust Real Estate Securities Trust Fundamental All Cap Core Trust
US All-Capitalization:	40.00% 15.00% 15.00% 15.00% 15.00%	Investment Quality Bond Trust 500 Index Trust Small Cap Index Trust Fundamental All Cap Core Trust Mid Cap Index Trust
Value Focus:	40.00% 30.00% 30.00%	Investment Quality Bond Trust Fundamental All Cap Core Trust Fundamental Large Cap Value Trust
If you allocated Contract Value to the Model Allocation shown on the last day it was available, you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value, including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract Value to any of the available individual investment options, to any other Model Allocation, or to any Variable Investment Option other than as permitted in that Model Allocation.
A Model Allocation may experience volatility in its investment performance or lose money, depending on the performance of the component Portfolios referenced above. Your investment in the Portfolios will fluctuate and, when redeemed, may be worth more or less than your original investment. For more information regarding each Portfolio that we permit you to invest in through a Model Allocation, including information relating to that Portfolio’s investment objectives, policies and restrictions, and the risks of investing in that Portfolio, please see “IV. General Information about Us, the Separate Accounts and the Portfolios,” as well as the Portfolio’s prospectus. You can obtain a Prospectus containing more complete information on each of the Portfolios by contacting the respective Annuities Service Center shown on the first page of this Prospectus. Please read the Portfolio’s prospectus carefully before investing in the corresponding Investment Option.
Increases in Guaranteed Amounts
We may increase the amounts we guarantee under a GMWB Rider as a result of Additional Purchase Payments that we accept (see “Restrictions on Additional Purchase Payments,” above), Credits and Step-Ups.
Additional Purchase Payments. Additional Purchase Payments, up to specified limits, can increase amounts guaranteed under the GMWB Riders. Our restrictions on Additional Purchase Payments, however, may prevent you from increasing the amounts we guarantee under a GMWB Rider.
Credits. You may be able to increase the amount we guarantee under your GMWB Rider if you defer making withdrawals during the periods described in the Rider.
Step-Ups. If your Contract experiences favorable investment performance while a GMWB Rider is in effect, you may be able to increase the amount we guarantee under your GMWB Rider on certain Anniversary Date(s) of your Contract. Step-Ups may occur only when a Rider is in effect, and before the Settlement Period for that Rider.
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We describe Additional Purchase Payments, Credits and Step-Ups in the discussion of each Rider’s features in this Appendix.
Withdrawals, Distributions and Settlements under Guaranteed Minimum Withdrawal Benefit Riders
Overview. Each of our GMWB Riders permits you to withdraw a guaranteed minimum annual amount during the Accumulation Period, subject to the terms and conditions of the specific Rider you elected. We may have determined the amount of the initial guaranteed minimum annual amount after you purchased the Rider, depending on the type of guaranteed minimum withdrawal benefit you purchased.
Our Income Plus For Life® Series Riders and Principal Plus for Life Series Riders permit you to withdraw a guaranteed minimum annual amount (called the “Lifetime Income Amount”) during the Accumulation Period that begins on a Lifetime Income Date and can last for as long as a Covered Person lives. The Lifetime Income Date depends on the age of the Covered Person when we issued your Contract.
Our Principal Plus, Principal Plus for Life Series Riders and Principal Returns Riders guarantee the return of your Purchase Payments in the Contract, regardless of market performance, as long as you limit your annual withdrawals to a guaranteed minimum amount (called the “Guaranteed Withdrawal Amount”), beginning on the date you purchased the Rider.
Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. You may become ineligible for certain Credits, however, if you take withdrawals during the Rider’s Credit Period. We reduce your Contract Value and your death benefit each time you take a withdrawal.
Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals of more than the amount guaranteed under the terms of the Rider you select.
If you purchased an Income Plus For Life® Series Rider or a Principal Plus for Life Series Rider before the Lifetime Income Date, your future Lifetime Income Amount could be significantly reduced if:
•	you take withdrawals prior to the Lifetime Income Date, or
•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.
Please refer to the “Features” section for each Rider for specific information about the amount you are permitted to withdraw without affecting future guaranteed minimum amounts.
Excess Withdrawals may reduce or eliminate future guaranteed minimum withdrawal values.
Pre-authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with a GMWB Rider, you can pre- authorize periodic withdrawals to receive amounts guaranteed under the Rider.
The Income Made Easy Program allows you to select withdrawals under your Rider in the following ways: (A) the annual guaranteed amount (“full allowable amount”) under your Rider, which automatically increases to reflect an increase in the annual guaranteed amount under the Rider resulting from a Step-Up or an Additional Purchase Payment (where permitted – see “V. Description of the Contract – Accumulation Period Provisions – Purchase Payments”); (B) the full allowable amount and any increases in Contract Value above that amount at the end of a Contract Year resulting from investment gains in your Contract at the end of that Contract Year (this option reduces your ability to obtain Step-Ups after you enroll in the program); (C) the full allowable amount plus any amount under our Life Expectancy Distribution Program that exceeds the full allowable amount; (D) the annual amount under our Life Expectancy Distribution Program (in lieu of the full allowable amount); or (E) a specified dollar amount that is less than the full allowable amount.
Your participation in the Income Made Easy Program will be suspended (i.e., we will not process any further withdrawals under the Program until you reenroll) if:
•	you select option A, B or C above; and
•	you take an additional withdrawal outside the Income Made Easy Program in any Contract Year in which the program is in effect.
Income Made Easy withdrawals, like other withdrawals:
•	may be subject to income tax (including withholding for taxes) and, if your Rider calculates an annual guaranteed amount before you turn age 59½, a 10% penalty tax under the Code;
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•	reduce the death benefit and other optional benefits;
•	cancel your eligibility to earn a Credit under the provisions of your GMWB Rider during any Contract Year in which you receive a payment under the program; and
•	may reduce your ability to obtain Step-Ups.
If you are interested in the Income Made Easy Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial representative or our Annuities Service Center. There is no charge for participation in this program. We will, however, suspend your participation in the Income Plan (see “Special Withdrawal Services – The Income Plan” in V. Description of the Contract”) if you enroll in the Income Made Easy Program.
Pre-Authorized Withdrawals – Life Expectancy Distribution Program. If you purchased a Contract with a GMWB Rider, you may request us in writing, in a form acceptable to us and received at our Annuities Service Center, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your “life expectancy” (or, if applicable, the joint life expectancy of you and your Spouse). The Life Expectancy Distribution Program may provide one or more of the following:
•	Pre-59½ Distributions - these are payments made at the request of the Owner that are intended to comply with Code section 72(q)(2)(D) or section 72(t)(2)(A)(iv); or
•	Nonqualified Death Benefit Stretch Distributions – these are payments made to the Beneficiary that are intended to comply with and may not deviate from Code section 72(s)(2); or
•	Required Minimum Distributions and Qualified Death Benefit Stretch Distributions – these are payments we calculate to comply with Code section 401(a)(9), section 403(b)(10), section 408(a)(6), section 408(b)(3) or section 408A(c)(5). For further information on such distributions, please see “VII. Federal Tax Matters - Required Minimum Distributions.”
Each withdrawal under our Life Expectancy Distribution Program reduces your Contract Value. In certain instances, withdrawals under the Life Expectancy Distribution Program may reduce future guaranteed minimum withdrawal values.
If you purchased an Income Plus For Life® Series Rider or a Principal Plus for Life Series Rider before the Lifetime Income Date, and take a withdrawal before the Lifetime Income Date, we may reduce future amounts guaranteed under the Rider. If you take a withdrawal under our Life Expectancy Distribution Program on or after the Lifetime Income Date, however, we do not reduce annual withdrawal amounts under your Rider. Please refer to the “Features” section of this Appendix for more details regarding the effect that withdrawals made after the Lifetime Income Date have on the Rider’s guarantees.
The Life Expectancy Distribution Program ends when certain amounts described in the Rider are depleted to zero, or when the Contract Value is reduced to zero. We may make further distributions as part of the Settlement Phase for the Rider you purchase.
If you are interested in the Life Expectancy Distribution Program, you may obtain further information concerning the program and its restrictions from your financial representative or our Annuities Service Center. There is no charge for participation in this program. To take withdrawals under the Life Expectancy Distribution Program, you must participate in the Income Plan (see “Special Withdrawal Services – The Income Plan” in “V. Description of the Contract”) or the Income Made Easy Program (see the preceding section).
Under our Life Expectancy Distribution Program, each withdrawal will be in an amount that we determine to be your Contract’s share of all life expectancy distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Department regulations.
We base our Life Expectancy Distribution calculations on our understanding and interpretation of the requirements under tax law applicable to Pre-59½ Distributions, Required Minimum Distributions, Nonqualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. Please discuss these matters with a qualified tax professional.
Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a GMWB Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. The settlement amount we pay to you, and the frequency of payment available to you, will depend upon the Rider you select. Please refer to the “Features” section of each Rider for more information.
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During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We do not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a GMWB Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.
Additional Annuity Options
In addition to the Annuity Options we provide under the Contract, we provide Annuity Options for Contracts issued with a GMWB Rider (“GMWB Alternate Annuity Options”). These GMWB Alternate Annuity Options are only available for Annuity Commencement Dates no earlier than the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary. These GMWB Alternate Annuity Options are designed so that you will receive annuity payments that are no less than a guaranteed minimum annual withdrawal amount at the time of annuitization, but you could receive larger payments, depending on your investment experience prior to annuitization. The Annuity Options available to you are described in detail in “V. Description of the Contract – Pay-out Period Provisions.”
Comparison between Guaranteed Minimum Withdrawal Benefits and Annuity Payments. If you choose to take withdrawals under one of our GMWB Riders, it is not the same as receiving annuity payments upon annuitization (as described in “V. Description of the Contract – Pay-out Period Provisions”).
When you take withdrawals:
•	you have the flexibility to start and stop withdrawals;
•	you have the flexibility to choose an amount of your withdrawal that is less than or equal to your Lifetime Income Amount (without reducing your future available Lifetime Income Amount);
•	you have the ability to surrender your Contract for the cash surrender value (Contract Value minus any applicable charges and premium taxes), if any;
•	you may receive less favorable tax treatment of your withdrawals than annuity payments would provide. See “VII. Federal Tax Matters” for information on tax considerations related to optional benefit Riders; and
•	you reduce the Contract Value available for annuitization.
When you annuitize:
•	you receive annuity payments that are fixed in amount (or in the number of units paid if you choose Variable Annuity payments);
•	your annuity payments do not vary in timing once they commence (for as long as we are due to pay them to you);
•	you no longer have access to the Contract Value; and
•	your Annuity Payments may receive more favorable tax treatment than guaranteed minimum withdrawal benefits. See “VII. Federal Tax Matters” for information on tax considerations related to optional benefit Riders.
Special Considerations on Annuitization. The Contract, with or without a GMWB Rider, does not permit you to make a partial annuitization. You must apply your entire Contract Value to an Annuity Payment Option.
Tax Considerations
Withdrawals may be taxable and may be subject to a 10% penalty tax if made prior to age 59½. See “VII. Federal Tax Matters” for information on tax considerations related to optional benefit Riders.
No Loans under 403(b) Plans. The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) Plans is NOT available if you elected any of our GMWB Riders.
Features of Income Plus For Life® 12.08 Series Riders
Covered Person(s)
The Income Plus For Life® 12.08 Series provides a lifetime income guarantee based on a single life (Income Plus For Life 12.08) or on the lifetime durations of two Covered Persons (Income Plus For Life –Joint Life® 12.08).
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IPFL 12.08 Series Rider Benefits
Lifetime Income Amount. The Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:
•	(for Income Plus For Life® 12.08) the Covered Person remains alive and an Owner (or an Annuitant, subject to our underwriting rules) under the Contract; or
•	(for Income Plus For Life – Joint Life® 12.08) either Covered Person remains alive and an Owner, Beneficiary or Annuitant under the Contract.
The Rider terminates upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.
We determine the initial Lifetime Income Amount by multiplying:
•	the Benefit Rate for the Rider (5% for Income Plus For Life® 12.08 and 4.75% (4.50% in New York) for Income Plus For Life – Joint Life® 12.08); by
•	the Benefit Base for the Rider on the Lifetime Income Date.
EXAMPLE (Income Plus For Life® 12.08): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).
EXAMPLE (Income Plus For Life – Joint Life® 12.08): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% × $100,000). In New York, if the Benefit Rate is 4.50%, the Lifetime Income Amount is $4,500 (4.50% × $100,000).
The maximum Lifetime Income Amount for an Income Plus For Life® 12.08 Rider is $250,000. The maximum Lifetime Income Amount for an Income Plus For Life – Joint Life® 12.08 Rider is $237,500 ($225,000 in New York). We calculate a lower Lifetime Income Amount under the Income Plus For Life – Joint Life® 12.08 Rider because we provide our guarantee over the lifetimes of two Covered Persons under that Rider.
We reduce the Lifetime Income Amount if you take Excess Withdrawals. Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.
We increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits, and Step-Ups that we may apply to your Rider’s Benefit Base and/or Benefit Rate increases due to deferral of withdrawals after the Lifetime Income Date. Please see “Increases in Guaranteed Amounts” below for more information.
We reduce the Lifetime Income Amount if you take Excess Withdrawals. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” below for more information.
Lifetime Income Date. The Lifetime Income Amount guarantee starts on a Lifetime Income Date. This will be the date you purchased the Rider if:
•	(for Income Plus For Life® 12.08) you were age 58½ or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date you turn age 58½ (age 61 in NY).
•	(for Income Plus For Life – Joint Life® 12.08) both you and your Spouse were age 58½ or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date the younger Spouse would turn age 58½ (age 61 in NY). (The Lifetime Income Date does not change if the younger Spouse does not survive to this date and the older Spouse is still a Covered Person under the Rider.)
Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and you took a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” below for more information.
We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under your Rider, but you may continue to be eligible for Credits and increases in the Benefit Rate, if any, if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).
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Benefit Base
We use a Benefit Base to determine the Lifetime Income Amount. The maximum Benefit Base at any time is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). If we allowed you to purchase the Rider after the first Contract Year, we determined the initial Benefit Base based on your Contract Value after the first Contract Year.
We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.
We increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.
Benefit Rate
We use the following Benefit Rates to determine the Lifetime Income Amount:
•	Income Plus For Life® 12.08 – 5%; and
•	Income Plus For Life – Joint Life® 12.08 – 4.75% (4.50% in New York).
Because we provide our guarantee over the lifetimes of two Covered Persons under an Income Plus For Life – Joint Life® 12.08 Rider, we use a lower Benefit Rate than we do under an Income Plus For Life® 12.08 Rider. We will use the Benefit Rate applicable to the age of the Covered Person (youngest Covered Person under IPFL – Joint Life 12.08) on the first withdrawal after the Lifetime Income Date to calculate the initial Lifetime Income Amount.
EXAMPLE: Assume that you purchased a Contract with the Income Plus For Life® 12.08 Rider when your age was 57 years and 7 months. Your Lifetime Income Date is the first Contract Anniversary since that is the Contract Anniversary before you turn age 59½. If you are age 61 or older at the time you take your first withdrawal after the Lifetime Income Date, we set your Benefit Rate equal to 4%. If you wait until you turn age 65 to take the first withdrawal after the Lifetime Income Date, we set your Benefit Rate equal to 5%.
Increases in Guaranteed Amounts
Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under an Income Plus For Life® 12.08 Series Rider (see “Restrictions on Additional Purchase Payments,” above).
Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment that we accept, subject to the maximum Benefit Base limit of $5 million.
On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, subject to the maximum Benefit Base limit of $5 million. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase Payment, plus the excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:
•	the Lifetime Income Date or
•	the latest of:
•	the date of a Purchase Payment that we applied to the Benefit Base;
•	the date of a reduction in the Benefit Base; or
•	the effective date of a Step-Up.
EXAMPLE: Assume you took a withdrawal of $5,000 after the Lifetime Income Date, your current Benefit Base is $100,000, and you make an Additional Purchase Payment of $15,000. Your Benefit Base will increase by $10,000, the excess of the Additional Purchase Payment over the prior withdrawal ($15,000 - $5,000). Your new Benefit Base will equal $110,000. Assume that the following year you take an excess withdrawal of $10,000 that reduces your Benefit Base to $105,000. If you then make an Additional Purchase Payment of $10,000, the entire $10,000 will be added to your current Benefit Base, since the Benefit Base was reduced by the previous withdrawal. The new Benefit Base will be $115,000 ($105,000 + $10,000).
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Credits. The Income Plus For Life® 12.08 Series Riders provide the following Credit features:
•	Annual Credit Rate
•	For Contracts issued outside of New York, each time you qualify, we will increase the Benefit Base by a Lifetime Income Credit equal to:
•	7% of total Purchase Payments to your Contract if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise
•	7% of the Benefit Base immediately after the latest Step-Up or reduction, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.
•	For Contracts issued in New York with Income Plus For Life® 12.08, the Credit will be equal to:
•	6% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise
•	6% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.
•	During the Lifetime Income Credit Period, if you take no withdrawals in a Contract Year that begins on or after you turn age 61, the Annual Credit Rate on the following Contract Anniversary will be 7%.
•	For Contracts issued in New York with Income Plus For Life – Joint Life® 12.08, there is no Credit payable for Contract Years up to and including the Contract Year when the younger of you or your Spouse turns age 61. If you take no withdrawals in a Contract Year that begins on or after the date that the younger of you or your Spouse turns age 61, the Credit on the following Contract Anniversary will equal:
•	7% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise
•	7% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.
•	Credit Period (for Annual Credits) for Income Plus For Life® 12.08 and Income Plus For Life – Joint Life® 12.08 (except in New York) – The initial Credit Period coincides with the first 10 Contract Years while the Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.
•	Credit Period (for Annual Credits) for Income Plus For Life – Joint Life® 12.08 (in New York) – The initial Credit Period coincides with the first 10 Contract Years, starting on the Contract Anniversary after the youngest Covered Person turns age 61, while the Income Plus For Life – Joint Life® 12.08 Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.
•	Ten Year Credit Rate – See “Ten Year Credit” below for a description of the rate we use to calculate a Ten Year Credit.
Ten Year Credit Period – The Credit Period for the Ten Year Credit ends on a “Target Date” that coincides with the 10th Contract Anniversary after the effective date of the Income Plus For Life® 12.08 Rider
Annual Credits. (We may refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits if you take no withdrawals during the previous Contract Year. The Credit is equal to the applicable Credit Rate multiplied by the total Purchase Payments that have been applied to the Benefit Base. If the Benefit Base has been increased by a Step-Up or decreased as a result of an Excess Withdrawal, the Credit will equal the applicable Credit Rate multiplied by the sum of (a) the Benefit Base immediately following the most recent Step-Up or decrease and (b) the total Additional Purchase Payments applied to the Benefit Base since that Step-Up or decrease.
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Each time you qualify, we will increase the Benefit Base by an annual Credit equal to:
•	the sum of total Purchase Payments to your Contract multiplied by the Annual Credit Rate if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise
•	the Benefit Base immediately after the latest Step-Up or reduction multiplied by the Annual Credit Rate, and increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. We will not decrease the Annual Credit as a result of a Step-Up and will not increase the Annual Credit as a result of a reduction in the Benefit Base.
EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® 12.08 Rider when you, the Covered Person, are 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.
•	At the end of the first Contract Year, we will apply an Annual Credit to the Benefit Base and increase it to $107,000 ($100,000 + 7% × $100,000). The Lifetime Income Amount will increase to $5,350 (5% × $107,000).
•	At the end of the second Contract Year, we will apply an Annual Credit to the Benefit Base and increase it again to $114,000 ($107,000 + 7% × $100,000). The Lifetime Income Amount will increase to $5,700 (5% × $114,000).
Now assume you take an Excess Withdrawal during the third Contract Year that reduces the Benefit Base to $100,000, and you take no withdrawals and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.
•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.
•	At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (7% × ($100,000 + $5,000) = $7,350). The Benefit Base increases to $112,350 ($100,000 + $5,000 + $7,350) and the Lifetime Income Amount increases to $5,618 (5% × $112,350).
Ten Year Credit (not available with NY Income Plus For Life® 12.08). (We may refer to the Ten Year Credit as a “Target Amount adjustment” in your Rider and in our communications.) The Ten Year Credit provides the equivalent of the first 10 Annual Credits, assuming you receive no Step-Ups, take no withdrawals of Contract Value and make no Additional Purchase Payments for 10 Contract Years following purchase of an Income Plus For Life® 12.08 Rider. (In that case, the Ten Year Credit does not provide amounts in addition to these cumulative Annual Credits.)
If you take a withdrawal prior to the Target Date, we reduce the Target Amount on a pro rata basis, and we do not apply an Annual Credit for that year. If you continue to take withdrawals prior to the Target Date, we may reduce any remaining Target Amount to zero. If you anticipate the need for liquidity during the first 10 Contract Years, you should only purchase an Income Plus For Life® 12.08 Rider based on the value of its other features.
At the end of the Ten Year Credit Period, we calculate and, to the extent necessary, apply a Credit so that the Benefit Base equals the greater of:
•	the Benefit Base immediately preceding the Target Date, as increased by any Annual Credit or Step-Up for the Contract Year ending on the Target Date; or
•	the Target Amount.
The Target Amount is 170% of all “Adjusted Purchase Payments” made in the first Contract Year after you purchased the Rider plus 100% of all subsequent “Adjusted Purchase Payments” you make (subject to our Purchase Payment limits) up to the Target Date.
“Adjusted Purchase Payments” for these purposes means the total amount of Purchase Payments you make, subject to our Purchase Payment limits, reduced by any withdrawals you may have made. Each time you take a withdrawal, we deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the total amount of Purchase Payments you have made, up to and including the date of the withdrawal. We do this by reducing your Adjusted Purchase Payments in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal. We reduce the Target Amount if you take any withdrawals under your Contract from the effective date of the Income Plus For Life® 12.08 Rider until the applicable Target Date. We increase the Target Amount to reflect Additional Purchase Payments during that period.
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We apply Annual Credits on your Contract Anniversaries if you have taken no withdrawals during the preceding Contract Year. For additional details on how we calculate the Annual Credit, please see the Example above.
The Ten Year Credit provides the equivalent of the first 10 Annual Credits, assuming you receive no Step-Ups, take no withdrawals of Contract Value and make no Additional Purchase Payments during the Ten Year Credit Period.
We do not apply any Annual Credit or Ten Year Credit to the extent it increases the Benefit Base to an amount in excess of $5 million.
Step-Ups. The Income Plus For Life® 12.08 Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).
How Step-Ups Work. If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Credit) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also increase the Lifetime Income Amount (after the Lifetime Income Date) and the dollar amount of the Rider fee (see “Rider Fees” earlier in this Appendix). The new Lifetime Income Amount will equal 5% of the Benefit Base value after the Step-Up (4.75% for Income Plus For Life – Joint Life® 12.08 Riders outside New York; 4.5% in New York), and the Rider fee will be based on the increased Benefit Base. We also reserve the right to increase the rate of the Income Plus For Life® 12.08 Rider fee up to a maximum rate of 1.20%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up. If you decline the Step-Up, the fee rate will not be increased.
Impact of Step-Ups on Credit Period. Each time a Step-Up occurs, we extend the Credit Period for Annual Credits to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.
Declination of Step-Ups. If you decline an automatic Step-Up, you have the option to elect to step up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.
EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® 12.08 Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and that the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $121,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% × $125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary equals $8,750 (7% × $125,000).
Step-Ups may occur only while the Income Plus For Life® 12.08 Series Rider is in effect.
Withdrawals, Distributions and Settlements
Overview. The Income Plus For Life® 12.08 Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives, subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:
•	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;
•	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or
•	if you make an Additional Purchase Payment that we accept under a Financial Account Plan or Payroll Plan (up to specified limits and if not otherwise restricted).
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Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Death Benefit During Accumulation Period” in “V. Description of the Contract”). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).
Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you select. Your future Lifetime Income Amount could be significantly reduced if:
•	you take withdrawals prior to the Lifetime Income Date, or
•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.
For the Income Plus For Life® 12.08 Series Riders, an Excess Withdrawal is:
•	a withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date, or
•	a withdrawal (including applicable withdrawal charges) you take on and after the Lifetime Income Date that, together with all other withdrawals taken during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.
After the Lifetime Income Date, we do not consider withdrawals under our Life Expectancy Distribution Program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.
If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.
Withdrawals before the Lifetime Income Date. Each time you take a withdrawal before the Lifetime Income Date, we generally reduce the Benefit Base on a pro rata basis. This means that we reduce the Benefit Base in the same proportion that your Contract Value is reduced by the Withdrawal Amount. We use a different method if you take a withdrawal under our Life Expectancy Distribution Program.
EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® 12.08 Series Rider that names you as the Covered Person when you are 45. (Since you are under age 58½, or 61 in New York, at time of purchase, the Lifetime Income Date will not coincide with the Rider’s effective date.) Now assume that in the eighth Contract Year, when you are 53, the Contract Value is $80,000, the Benefit Base is $90,000, no withdrawal charges apply under your Contract and you withdraw $5,000 of Contract Value.
In this case, you reduce your Contract Value by 6.25% (i.e., $5,000/$80,000) and we reduce your Benefit Base by the same percentage ($90,000 × 0.0625, or $5,625). The Benefit Base after the Excess Withdrawal is $90,000 – $5,625, or $84,375.
Note: withdrawals may be taxable and if made prior to age 59½ may be subject to a 10% penalty tax (see “VII. Federal Tax Matters”).
Withdrawals after the Lifetime Income Date. Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is entirely or partially an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal(s) for that Contract Year). If so, we reduce the Benefit Base on a pro rata basis. We do this by reducing your Benefit Base in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal that resulted in an Excess Withdrawal.
Each time we reduce the Benefit Base, we also reduce the Lifetime Income Amount to equal 5% of the new Benefit Base. We also reduce the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.
EXAMPLE (Income Plus For Life® 12.08): Assume that you purchase a Contract with an Income Plus For Life® 12.08 Rider. Also assume that when you are age 62, the Contract Value is $100,000, the Benefit Base is $110,000, and the Lifetime
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Income Amount is $5,500. If you withdraw $10,000, we first reduce your Contract Value by 10% ($10,000/$100,000) and since this withdrawal is an Excess Withdrawal we reduce your Benefit Base by the same percentage ($110,000 × .10 = $11,000). The Benefit Base after the Excess Withdrawal is $99,000 ($110,000 – $11,000) and the Lifetime Income Amount is $4,950 (.05 × $99,000).
EXAMPLE (Income Plus For Life – Joint Life® 12.08): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® 12.08 Rider. Also assume that when the younger Covered Person is age 62, the Contract Value is $100,000, the Benefit Base is $110,000, the Lifetime Income Amount is $5,225 and the Benefit Rate is 4.75%. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,703 (4.75% × $99,000).
EXAMPLE (Income Plus For Life – Joint Life® 12.08 in New York): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® 12.08 Rider in New York. Also assume that when the younger Covered Person is age 62, the Contract Value is $100,000, the Benefit Base is $110,000, the Lifetime Income Amount is $4,950 and the Benefit Rate is 4.50%. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,455 (4.50% × $99,000).
We do not reduce the Benefit Base and/or the Lifetime Income Amount:
•	if the withdrawals are taken under our Life Expectancy Distribution Program (as opposed to those withdrawals taken prior to the Lifetime Income Date, which do reduce the Benefit Base), or
•	if your total Withdrawal Amounts during a Contract Year are less than or equal to the Lifetime Income Amount.
The Income Plus For Life® 12.08 Series Riders enter a Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Rider, and the Rider will not enter the Settlement Phase, if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see “Settlement Phase” in this section, below). The Income Plus For Life® 12.08 benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are all equal to zero.
Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with an Income Plus For Life® 12.08 Series Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the Lifetime Income Date for your Rider (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).
Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution Program is available with the Income Plus For Life® 12.08 Series Riders (see the “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).
Each withdrawal under our Life Expectancy Distribution Program reduces your Contract Value. We reduce the Benefit Base by the amount of the withdrawal if you take a withdrawal under our Life Expectancy Distribution Program prior to the Lifetime Income Date. We do not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution Program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution Program.
Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a an Income Plus For Life® 12.08 Series Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. During the Settlement Phase, the Contract continues but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We do not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.
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The Settlement Phase under the Rider begins if:
•	the Contract Value reduces to zero at any time during a Contract Year; and
•	there were no Excess Withdrawals during that Contract Year; and
•	the Benefit Base is still greater than zero at the time.
There is no Settlement Phase under an Income Plus For Life® 12.08 Series Rider if:
•	you take any withdrawal before the earliest available Lifetime Income Date and the Contract Value declines to zero during the Contract Year of the withdrawal; or
•	you take a withdrawal on or after the earliest available Lifetime Income Date that is an Excess Withdrawal and the Contract Value declines to zero during the Contract Year of the withdrawal.
The settlement amount we pay to you under the Rider varies:
•	If you enter the Settlement Phase after the Lifetime Income Date, at the start of the Settlement Phase we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year, and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.
•	If you enter the Settlement Phase before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., 5% of the Benefit Base at the Lifetime Income Date).
•	In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.
Impact of Death Benefits
Income Plus For Life® 12.08. If the Beneficiary does not take the death benefit as a lump sum, the following applies:
If the Deceased Owner is:		Then INCOME PLUS FOR LIFE® 12.08:
1.	Not the Covered Person	-	may continue if the Beneficiary elects to continue the Contract within the time we permit under our administrative rules. We automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We also recalculate the Lifetime Income Amount to equal 5% of the recalculated Benefit Base and assess the Rider fee based on the recalculated Benefit Base.
		-	enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.
		-	continues to be eligible for any remaining Credit amounts and Step-Ups, and a Target Amount adjustment, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit and any future Step-Ups if we increase the rate of the Income Plus For Life® 12.08 fee at that time.
2.	The Covered Person	-	ends without any further benefit.
Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life® 12.08 Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is an individual, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.
Income Plus For Life – Joint Life® 12.08. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life – Joint Life® 12.08 Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider
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may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a Spousal Beneficiary; or (c) the surviving Covered Person is a Spouse of the deceased Owner and a tax-qualified retirement plan is the non- Spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups).
If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.
Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract’s death benefit as a lump sum under our current administrative procedures, subject to the distribution options listed in the Contract. (See “Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Income Plus For Life – Joint Life® 12.08 Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus For Life – Joint Life® 12.08 Rider fee (see “Rider Fees – Fee for Income Plus For Life® 12.08 Series Riders” earlier in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a withdrawal for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.
If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus For Life – Joint Life® 12.08 Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.
We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.
Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life – Joint Life® 12.08 Rider is in effect we will reduce the Lifetime Income Amount to zero and we make no additional payments under the Rider to the Beneficiary.
Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider. If that happens and:
•	if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and
•	if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the “last” Covered Person and the Rider will terminate.
Death Benefits during the Settlement Phase. If death occurs during an Income Plus For Life – Joint Life® 12.08 Rider’s Settlement Phase, the only death benefit we provide is the remaining settlement payments that may become due under that Rider. If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the Lifetime Income Date. Settlement payments will equal the Lifetime Income Amount. We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.
Termination of Rider
You may not terminate an Income Plus For Life® 12.08 Series Rider once it is in effect. However, an Income Plus For Life® 12.08 Series Rider terminates automatically upon the earliest of:
•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;
•	the date an Annuity Option begins;
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•	the date the Contract Value and the Benefit Base both equal zero;
•	(for Income Plus For Life® 12.08) the death or removal of the Covered Person;
•	(for Income Plus For Life – Joint Life® 12.08) the death or removal of the last Covered Person remaining under the Rider;
•	the date a new GMWB Rider becomes effective under any Rider exchange program that we may make available; or
•	termination of the Contract.
Features of Income Plus For Life® (Quarterly Step-Up Review) Series Riders
Income Plus For Life® (Quarterly Step-Up Review) Series Definitions
The following definitions apply only to the Income Plus For Life® (Quarterly Step-Up Review) Series Riders.
Age 59 Contract Anniversary means the Contract Anniversary on, or next following, the date:
•	the Covered Person turns age 59 under an Income Plus For Life® (Quarterly Step-Up Review) Rider; or
•	the younger Covered Person turns age 59 under an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider.
Adjusted Step-Up Value: We establish tentative Step-Up values on each “Interim Review Date” (defined below) during a Contract Year, adjusted to reflect any Excess Withdrawals and Additional Purchase Payments made from the Interim Review Date to the end of that Contract Year. Then, at the end of the Contract Year, we compare each of the tentative Step-Up values (as adjusted above) for that Contract Year and select the highest Adjusted Step-Up Value. If the highest Adjusted Step-Up Value is higher than your Benefit Base (including any Credits, if applicable) on the Contract Anniversary, we will increase the Benefit Base to equal the highest Adjusted Step-Up Value.
Interim Review Date: Each of the quarterly dates on which we compare the Rider’s Benefit Base to the Contract Value during a Contract Year, up to and including the Age 95 Contract Anniversary while the Rider is in effect.
Form of Guaranteed Amounts
The Income Plus For Life® (Quarterly Step-Up Review) Series Riders provide a lifetime income guarantee based on a single life (Income Plus For Life® (Quarterly Step-Up Review)) or on the lifetime duration of two Covered Persons (Income Plus For Life –Joint Life® (Quarterly Step-Up Review)).
IPFL (Quarterly Step-Up Review) Benefits
Lifetime Income Amount. The Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:
•	(for Income Plus For Life® (Quarterly Step-Up Review)): the Covered Person remains alive and is designated as an Owner (or an Annuitant, subject to our underwriting rules) under the Contract: or
•	(for Income Plus For Life – Joint Life® (Quarterly Step-Up Review)): either Covered Person remains alive and is designated as an Owner, Beneficiary or Annuitant under the Contract.
The Rider terminates upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.
We determine the initial Lifetime Income Amount by multiplying:
•	the Benefit Rate for the Rider (5% for Income Plus For Life® (Quarterly Step-Up Review), 4.75% for Income Plus For Life – Joint Life® (Quarterly Step-Up Review) and 4.50% for New York Income Plus For Life – Joint Life (Quarterly Step-Up Review)); by
•	the Benefit Base for the Rider on the Lifetime Income Date.
The maximum Lifetime Income Amount for an Income Plus For Life® (Quarterly Step-Up Review) Rider is $250,000. The maximum Lifetime Income Amount for an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider is $237,500
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($225,000 in New York). We calculate a lower Lifetime Income Amount under the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider because we provide our guarantee over the lifetime of two Covered Persons under that Rider.
EXAMPLE (Income Plus For Life® (Quarterly Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).
EXAMPLE (Income Plus For Life – Joint Life® (Quarterly Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% × $100,000). In New York, if the Benefit Rate is 4.50%, the Lifetime Income Amount is $4,500 (4.50% × $100,000).
We reduce the Lifetime Income Amount if you take Excess Withdrawals. Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.
We increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits and Step-Ups that we may apply to your Rider’s Benefit Base and/or Benefit Rate increases due to deferral of withdrawals after the Lifetime Income Date. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.
Lifetime Income Date. The Lifetime Income Amount guarantee starts on a Lifetime Income Date. This is the date you purchased the Rider if:
•	(for Income Plus For Life® (Quarterly Step-Up Review)) you were age 58½ or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date you turn age 58½ (age 61 in New York).
•	(for Income Plus For Life – Joint Life® (Quarterly Step-Up Review)) both you and your Spouse were age 58½ or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date the younger Spouse would turn age 58½ (age 61 in New York). (The Lifetime Income Date does not change if the younger Spouse does not survive to this date and the older Spouse is still a Covered Person under the Rider.)
Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and take a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” for more information.
We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under the Rider, but you may continue to be eligible for Credits and Step-Ups if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).
Benefit Base
We use a Benefit Base to determine the Lifetime Income Amount. The maximum Benefit Base at any time is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). If we allowed you to purchase the Rider after the first Contract Year, we may have determined the initial Benefit Base based on your Contract Value after the first Contract Year.
We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.
We increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.
Benefit Rate
We use the following Benefit Rates to determine the Lifetime Income Amount:
•	Income Plus For Life® (Quarterly Step-Up Review) – 5%
•	Income Plus For Life – Joint Life® (Quarterly Step-Up Review) – 4.75% (4.50% in New York).
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Because we provide our guarantee over the lifetimes of two Covered Persons under an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider, we use a lower Benefit Rate than we do under an Income Plus For Life® (Quarterly Step-Up Review) Rider.
Increases in Guaranteed Amounts
Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under an Income Plus For Life® (Quarterly Step-Up Review) Series Rider.
Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment that we accept (see “Restrictions on Additional Purchase Payments,” above), subject to the maximum Benefit Base limit of $5 million.
On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, up to the maximum Benefit Base of $5 million. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase Payment, plus the excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:
•	the Lifetime Income Date or
•	the latest of:
•	the date of a Purchase Payment that we applied to the Benefit Base,
•	the date of a reduction in the Benefit Base, or
•	the effective date of a Step-Up.
EXAMPLE: Assume you took a withdrawal of $5,000 after the Lifetime Income Date, your current Benefit Base is $100,000, and you make an Additional Purchase Payment of $15,000. Your Benefit Base will increase by $10,000, the excess of the Additional Purchase Payment over the prior withdrawal ($15,000 - $5,000). Your new Benefit Base will equal $110,000. Assume that the following year you take an excess withdrawal of $10,000 that reduces your Benefit Base to $105,000. If you then make an Additional Purchase Payment of $10,000, the entire $10,000 will be added to your current Benefit Base, since the Benefit Base was reduced by the previous withdrawal. The new Benefit Base will be $115,000 ($105,000 + $10,000).
Credits. The Income Plus For Life® (Quarterly Step-Up Review) Rider provides the following Credit features:
•	Annual Credit Rate –
•	For Contracts issued outside of New York, each time you qualify, we will increase the Benefit Base by a Lifetime Income Credit equal to:
•	7% of total Purchase Payments to your Contract if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise
•	7% of the Benefit Base immediately after the latest Step-Up or reduction, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.
•	For Contracts issued in New York with Income Plus For Life® (Quarterly Step-Up Review), the Credit will be equal to:
•	6% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise
•	6% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.
•	During the Lifetime Income Credit Period, if you take no withdrawals in a Contract Year that begins on or after you turn age 61, the Credit rate on the following Contract Anniversary will be 7%.
•	For Contracts issued in New York with Income Plus For Life – Joint Life® (Quarterly Step-Up Review), there is no Credit payable for Contract Years up to and including the Contract Year when the younger of you or your Spouse
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turns age 61. If you take no withdrawals in a Contract Year that begins on or after the younger of you or your Spouse turns age 61, the Credit on the following Contract Anniversary will equal:
•	7% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise
•	7% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.
•	Credit Period (for Annual Credits) for Income Plus For Life® (Quarterly Step-Up Review) and Income Plus For Life – Joint Life® (Quarterly Step-Up Review) (except in New York) – The initial Credit Period coincides with the first 10 Contract Years while the Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.
•	Credit Period (for Annual Credits) for Income Plus For Life – Joint Life® (Quarterly Step-Up Review) (in New York) – The initial Credit Period coincides with the first 10 Contract Years, starting on the Contract Anniversary after the youngest Covered Person turns age 61, while the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.
•	Ten Year Credit Rate – See “Ten Year Credit” below for a description of the rate we use to calculate a Ten Year Credit. Ten Year Credit Period – The Credit Period for the Ten Year Credit ends on a “Target Date” that coincides with the 10th Contract Anniversary after the effective date of the Income Plus For Life® (Quarterly Step-Up Review) Rider
Annual Credits. (We refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits you take no withdrawals during the previous Contract Year.
Each time you qualify, we increase the Benefit Base by an Annual Credit equal to:
•	the sum of total Purchase Payments to your Contract multiplied by the Annual Credit Rate if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise
•	the Benefit Base immediately after the latest Step-Up or reduction multiplied by the Annual Credit Rate, and increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. We do not decrease the Annual Credit as a result of a Step-Up and do not increase the Annual Credit as a result of a reduction in the Benefit Base.
EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.
•	At the end of the first Contract Year, we apply an Annual Credit to the Benefit Base and increase it to $107,000 ($100,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,350 (5% × $107,000).
•	At the end of the second Contract Year, we apply an Annual Credit to the Benefit Base and increase it again to $114,000 ($107,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,700 (5% × $114,000).
Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduce the Benefit Base to $100,000, and you take no withdrawal and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.
•	At the end of the third Contract Year, there is no Credit because you take a withdrawal during the year.
•	At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (7% × ($100,000 + $5,000) = $7,350). The Benefit Base increases to $112,350 ($100,000 + $5,000 + $7,350) and the Lifetime Income Amount increases to $5,618 (5% × $112,350).

We apply Annual Credits on your Contract Anniversaries if you have taken no withdrawals during the preceding Contract Year. For additional details on how we calculate the Annual Credit, please see the Example above.
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We do not apply any Annual Credit to the extent it would increase the Benefit Base to an amount in excess of $5 million.
Ten Year Credit. (not available with NY Income Plus For Life – Joint Life® (Quarterly Step-Up Review)) (We may refer to the Ten Year Credit as a “Target Amount adjustment” in your Rider and in our communications.) At the end of the Ten Year Credit Period, we make a calculation and, to the extent necessary, apply a Credit so that the Benefit Base will equal the greater of:
•	the current Benefit Base, as increased by any Annual Credit or Step-Up for the Contract Year ending on the Target Date; or
•	the “Target Amount”(see below).
The “Ten Year Credit Period” will exceed ten Contract Years if you purchased this Rider before a Covered Person turned age 59.
The Target Amount is the greater of:
•	200% of all “Adjusted Purchase Payments” (see below) made in the first Contract Year after you purchased the Rider plus 100% of all subsequent Adjusted Purchase Payments you make until the Target Date (subject to our Purchase Payment limits); or
•	the highest Target Value.
In no event, however, will we set a Target Amount in excess of $5 million.
Adjusted Purchase Payments, for these purposes, means the total amount of Purchase Payments you make, subject to our Purchase Payment limits, reduced by any withdrawals you may have made. Each time you take a withdrawal, we will deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the total amount of Purchase Payments you have made up to, and including, the date of the withdrawal. We do this by reducing your Adjusted Purchase Payments in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal.
We calculate a Target Value for each Contract Year up to the Age 59 Contract Anniversary. Target Value, for these purposes, means 200% of your Contract Value as of any Interim Review Date (up to the Age 59 Contract Anniversary), plus 100% of Purchase Payments you may have made since that Contract Anniversary, minus a pro rata reduction for any Withdrawal Amounts you may have taken since that Contract Anniversary. We do not calculate a Target Value for any Contract Year following the Age 59 Contract Anniversary.
We reduce the Target Amount if you take any withdrawals under your Contract from the effective date of the Income Plus For Life® (Quarterly Step-Up Review) Rider until the end of the Ten Year Credit Period. We increase the Target Amount to reflect Additional Purchase Payments during that period and, in some cases, we also increase the Target Amount to reflect favorable investment performance.
EXAMPLE: Assume a Contract (single life or joint life) is purchased at age 55 with an initial Purchase Payment of $100,000, there is an Additional Purchase Payment of $25,000 in the second Contract Year, and the highest Contract Value on any Interim Review Date prior to the Age 59 Contract Anniversary is $140,000 in the 4th Contract Year. The Target Amount is the greater of:
•	(200% × $100,000) + (100% × $25,000) = $225,000; or
•	200% × $140,000 = $280,000.

The Target Amount adjustment can provide higher lifetime income than you would otherwise achieve under this Rider. The Target Amount adjustment provides its greatest benefit if you wait until the Target Date to take your first withdrawal. If you take a withdrawal prior to the Target Date, we will reduce the Target Amount and it will not be of as much value to you. If you continue to take withdrawals prior to the Target Date, we may reduce any remaining Target Amount to zero.
Step-Ups. The Income Plus For Life® (Quarterly Step-Up Review) Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).
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How Step-Ups Work. We schedule Step-Up Dates starting on the first Contract Anniversary following your purchase of the Rider and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.
On each Step-Up Date, we compare the Benefit Base (including any applicable Annual Credit) to:
•	the Contract Value on that date; and
•	the Adjusted Step-Up Value for each Interim Review Date during the immediately preceding Contract Year.
If the Contract Value or any such Adjusted Step-Up Value on any Step-Up Date is greater than the Benefit Base (including any Annual Credit) on that date, we will automatically step up the Benefit Base to equal the greater of:
•	the Contract Value on the Contract Anniversary; or
•	the highest Adjusted Step-Up Value for any Interim Review Date, during the immediately preceding Contract Year.
EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and that the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $121,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% ×$125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary equals $8,750 (7% × $125,000).
In no event, however, would we increase the Benefit Base to exceed $5 million. If we increase the Benefit Base on any Step-Up Date (after the Lifetime Income Date), we also increase the Lifetime Income Amount. The new Lifetime Income Amount equals the Benefit Rate multiplied by the new Benefit Base value after the Step-Up.
Interim Review Dates and Adjusted Step-Up Values. Under each of our Income Plus For Life® (Quarterly Step-Up Review) Series Riders, we compare the Rider’s Benefit Base to the Contract Value on a quarterly basis during each Contract Year, up to and including the Age 95 Contract Anniversary while the Rider is in effect. We call each of these dates an “Interim Review Date.”
If the Benefit Base is less than the Contract Value on any Interim Review Date, we establish a tentative Step-Up value for that date. We reduce each tentative Step-Up value on a pro rata basis to reflect any Excess Withdrawals you may have taken from the Interim Review Date to the end of that Contract Year. We increase each tentative Step-Up value by any Additional Purchase Payments (and reduce by any withdrawals) you may have made from the Interim Review Date to the end of that Contract Year. Then, at the end of the Contract Year, we compare each of the tentative Step-Up values, as adjusted to reflect Excess Withdrawals and Additional Purchase Payments (“Adjusted Step-Up Value”), for that Contract Year and select the highest Adjusted Step-Up Value. If the highest Adjusted Step-Up Value is higher than your Benefit Base (including any Credits, if applicable) on the Contract Anniversary, we will increase the Benefit Base to equal the highest Adjusted Step-Up Value.
EXAMPLE: Assume your Benefit Base at the beginning of Contract Year 2 is $100,000 and you make no Additional Purchase Payments during that year. Also assume the highest Adjusted Step-Up Value on an Interim Review Date is at the end of 6 months, when your Contract Value is $110,000. Finally, assume that you take no withdrawals during Contract Year 2 and your Contract Value at the end of the year is $105,000.
Under these assumptions for a single-life Income Plus For Life® (Quarterly Step-Up Review) Rider, we increase your Benefit Base, but not your Contract Value, to $110,000 at the end of Contract Year 2. We also increase your annual Lifetime Income Amount from $5,000 (5% of $100,000) to $5,500 (5% of $110,000). Your Contract Value equals $105,000 at the end of Contract Year 2.
Under these assumptions for an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider, we increase your Benefit Base, but not your Contract Value, to $110,000 at the end of Contract Year 2. For non-New York Contracts, we also increase your annual Lifetime Income Amount from $4,750 (4.75% of $100,000) to $5,225 (4.75% of $110,000). In New York, we increase your annual Lifetime Income Amount from $4,500 (4.5% of $100,000) to $4,950 (4.5% of $110,000). In each case, your Contract Value equals $105,000 at the end of Contract Year 2.
Impact of Step-Ups on Rider Fees. Each time we increase the Benefit Base, we also increase the dollar amount of the Rider fee. The new Rider fee is based on the new Benefit Base. We also reserve the right to increase the rates of the Income Plus For Life® (Quarterly Step-Up Review) Rider fee up to a maximum rate of 1.20%. If we decide to increase the rate at the
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effective date of a Step- Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Rider Fees” earlier in this Appendix). If you decline the Step-Up, the fee rate will not be increased.
Impact of Step-Ups on Credit Period. Each time a Step-Up occurs, we extend the annual Credit Period to the lesser of 10 years from the effective date of the Step-Up Date or the Age 95 Contract Anniversary.
Declination of Step-Ups. If you decline an automatic Step-Up, you have the option to elect to Step-Up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.
Step-Ups may occur only while the Income Plus For Life® (Quarterly Step-Up Review) Series Rider is in effect.
Withdrawals, Distributions and Settlements
Overview. The Income Plus For Life® (Quarterly Step-Up Review) Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives, subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:
•	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;
•	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or
•	if you make an Additional Purchase Payment that we accept under a Financial Account Plan or Payroll Plan (up to specified limits and if not otherwise restricted).
Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).
We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values. We reduce your Contract Value and your death benefit each time you take a withdrawal.
Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you selected. Your future Lifetime Income Amount could be significantly reduced if:
•	you take withdrawals prior to the Lifetime Income Date, or
•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.
For the Income Plus For Life® (Quarterly Step-Up Review) Series Riders, an Excess Withdrawal is:
•	a withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date, or
•	a withdrawal (including applicable withdrawal charges) you take on and after the Lifetime Income Date that, together with all other withdrawals taken during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.
After the Lifetime Income Date, we do not consider withdrawals under our Life Expectancy Distribution Program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.
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If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.
Withdrawals before the Lifetime Income Date. Each time you take a withdrawal before the Lifetime Income Date, we generally reduce the Benefit Base on a pro rata basis. This means that we reduce the Benefit Base in the same proportion that your Contract Value is reduced by the Withdrawal Amount. We use a different method if you take a withdrawal under our Life Expectancy Distribution Program.
EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Rider that named you as the Covered Person when you were 45. (Since you were under age 58½ at time of purchase, the Lifetime Income Date will not coincide with the Rider’s effective date.) Now assume that in the eighth Contract Year, when you were 53, the Contract Value was $80,000, the Benefit Base was $90,000, no withdrawal charges apply under your Contract and you withdrew $5,000 of Contract Value.
In this case, you reduce your Contract Value by 6.25% (i.e., $5,000/$80,000) and we reduce your Benefit Base by the same percentage ($90,000 × 0.0625, or $5,625). The Benefit Base after the Excess Withdrawal is $90,000 – $5,625, or $84,375.
Note: withdrawals may be taxable and if made prior to age 59½ may be subject to a 10% penalty tax (see “VII. Federal Tax Matters”).
Withdrawals after the Lifetime Income Date. Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is entirely or partially an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal(s) for that Contract Year). If so, we reduce the Benefit Base on a pro rata basis. We do this by reducing your Benefit Base in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal that resulted in an Excess Withdrawal.
Each time we reduce the Benefit Base, we also reduce the Lifetime Income Amount to equal 5% of the new Benefit Base. We also reduce the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.
EXAMPLE (Income Plus For Life® (Quarterly Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life (Quarterly Step-Up Review) Rider. Also assume that when you are age 62, the Contract Value is $100,000, the Benefit Base is $110,000, and the Lifetime Income Amount is $5,500. If you withdraw $10,000, we first reduce your Contract Value by 10% ($10,000/$100,000) and since this withdrawal is an Excess Withdrawal, we reduce your Benefit Base by the same percentage ($110,000 × .10 = $11,000). The Benefit Base after the Excess Withdrawal is $99,000 ($110,000 – $11,000) and the Lifetime Income Amount is $4,950 (.05 × $99,000).
EXAMPLE (Income Plus For Life – Joint Life® (Quarterly Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider. Also assume that when the younger Covered Person is age 62, the Contract Value is $100,000 and the Benefit Base is $110,000. For non-New York Contracts, the Benefit Rate is 4.75% and the Lifetime Income Amount is $5,225. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,703 (4.75% × $99,000).
New York Contracts, the Benefit Rate is 4.50% and the Lifetime Income Amount would be $4,950. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,455 (4.50% × $99,000).
The Income Plus For Life® (Quarterly Step-Up Review) Series Riders enter a Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Rider, and the Rider will not enter the Settlement Phase, if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see “Settlement Phase” in this section, below). The Income Plus For Life® (Quarterly Step-Up Review) benefit terminates if both the Contract Value and Benefit Base immediately after a withdrawal are equal to zero.
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Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Series Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the Lifetime Income Date for your Rider (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).
Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution program is available with the Income Plus For Life® (Quarterly Step-Up Review) Series Riders (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).
Each withdrawal under our Life Expectancy Distribution program reduces your Contract Value. We reduce the Benefit Base by the amount of the withdrawal if you take a withdrawal under our Life Expectancy Distribution program prior to the Lifetime Income Date. We do not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution program.
Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a an Income Plus For Life® (Quarterly Step-Up Review) Series Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. During the Settlement Phase, the Contract continues but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We do not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.
The Settlement Phase under the Rider begins if:
•	the Contract Value reduces to zero at any time during a Contract Year; and
•	there were no Excess Withdrawals during that Contract Year; and
•	the Benefit Base is still greater than zero at the time.
There is no Settlement Phase under an Income Plus For Life® (Quarterly Step-Up Review) Series Rider if you take any withdrawal before the earliest available Lifetime Income Date and the Contract Value declines to zero during the Contract Year of the withdrawal.
The settlement amount we pay to you under the Rider varies:
•	If you enter the Settlement Phase after the Lifetime Income Date, at the start of the Settlement Phase we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year, and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.
•	If you enter the Settlement Phase before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., 5% of the Benefit Base at the Lifetime Income Date).
•	In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.
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Impact of Death Benefits
Income Plus For Life® (Quarterly Step-Up Review). If the Beneficiary does not take the death benefit as a lump sum, the following applies:
If the Deceased Owner is:		Then INCOME PLUS FOR LIFE® (Quarterly Step-Up Review):
1.	Not the Covered Person	-	may continue if the Beneficiary elects to continue the Contract within the time we permit under our administrative rules. We automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We also recalculate the Lifetime Income Amount to equal 5% of the recalculated Benefit Base and assess the Rider fee based on the recalculated Benefit Base.
		-	enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.
		-	continues to be eligible for any remaining Credit amounts and Step-Ups, and a Target Amount adjustment, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit and any future Step-Ups if we increase the rate of the Income Plus For Life® (Quarterly Step-Up Review) fee at that time.
2.	The Covered Person	-	ends without any further benefit.
If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Income Plus For Life® (Quarterly Step-Up Review) continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.
Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life® (Quarterly Step-Up Review) Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is an individual, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.
Income Plus For Life – Joint Life® (Quarterly Step-Up Review). If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a Spousal Beneficiary or (c) the surviving Covered Person is a Spouse of the deceased Owner and a tax-qualified retirement plan is the non-Spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups).
If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.
Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract’s death benefit as a lump sum under our current administrative procedures, subject to the distribution options listed in the Contract. (See “Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider fee (see “Rider Fees – Fee for Income Plus For Life® (Quarterly Step-Up Review) Series Riders” earlier in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any
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adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a “withdrawal” for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.
If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.
We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.
Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider is in effect we will reduce the Lifetime Income Amount to zero and we no make no additional payments under the Rider to the Beneficiary.
Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see “Covered Person” in the definitions above). If that happens and:
•	if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and
•	if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the “last” Covered Person and the Rider will terminate.
Death Benefits during the Settlement Phase. If death occurs during an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider’s Settlement Phase, the only death benefit we provide is the remaining settlement payments that may become due under that Rider. If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the Lifetime Income Date. Settlement payments will equal the Lifetime Income Amount. We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.
Termination of Rider
You may not terminate an Income Plus For Life® (Quarterly Step-Up Review) Series Rider once it is in effect. However, the Income Plus For Life® (Quarterly Step-Up Review) Series Rider terminates automatically upon the earliest of:
•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;
•	the date an Annuity Option begins;
•	the date the Contract Value and the Benefit Base both equal zero;
•	(for Income Plus For Life® (Quarterly Step-Up Review)) the death or removal of the Covered Person;
•	(for Income Plus For Life – Joint Life® (Quarterly Step-Up Review)) the death or removal of the last Covered Person remaining under the Rider;
•	the date a new GMWB Rider becomes effective under any Rider exchange program that we may make available; or
•	termination of the Contract.
Features of Income Plus For Life® (Annual Step-Up Review) Series Riders
Income Plus For Life® (Annual Step-Up Review) has previously been referred to as “Income Plus For Life®.”
Form of Guaranteed Amounts
Income Plus For Life® (Annual Step-Up Review) Series Riders provide a lifetime income guarantee based on a single life (Income Plus For Life® (Annual Step-Up Review)) or on the lifetime duration of two Covered Persons (Income Plus For Life – Joint Life® (Annual Step-Up Review)).
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IPFL (Annual Step-Up Review) Benefits
Lifetime Income Amount. The Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:
•	(for Income Plus For Life® (Annual Step-Up Review)) the Covered Person remains alive and is designated as an Owner, Beneficiary or Annuitant of the Contract, subject to the terms and conditions of the Rider.
•	(for Income Plus For Life – Joint Life® (Annual Step-Up Review)) at least one Covered Person remains alive and qualified as a Covered Person and is designated as an Owner, Beneficiary or Annuitant of the Contract, subject to the terms and conditions of the Rider.
We determine the initial Lifetime Income Amount by multiplying:
•	the Benefit Rate for the Rider (5% for Income Plus For Life® (Annual Step-Up Review), 4.75% for Income Plus For Life – Joint Life (Annual Step-Up Review); by
•	the Benefit Base for the Rider on the Lifetime Income Date.
EXAMPLE (Income Plus For Life® (Annual Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).
EXAMPLE (Income Plus For Life – Joint Life® (Annual Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% × $100,000).
We may reduce the Lifetime Income Amount to reflect withdrawals and Resets, and we may increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits, a Target Amount adjustment and Step-Ups as provided in the Rider.
Lifetime Income Date. The Lifetime Income Date is the date you purchased the Rider if:
•	(for Income Plus For Life® (Annual Step-Up Review)) you were age 59½ or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date you turn age 59½ (age 61 in New York).
•	(for Income Plus For Life – Joint Life® (Annual Step-Up Review)) both you and your Spouse were age 59½ or older at the time; otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date the younger Spouse would turn age 59½. (The Lifetime Income Date does not change if the younger Spouse does not survive to this date and the older Spouse is still a Covered Person under the Rider.)
Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and take a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” for more information.
We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under the Rider, but you may continue to be eligible for Credits and Step-Ups if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).
Benefit Base
We use a Benefit Base to determine the Lifetime Income Amount. The maximum Benefit Base at any time is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). If we allowed you to purchase the Rider after the first Contract Year, we may have determined the initial Benefit Base based on your Contract Value after the first Contract Year.
We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.
We increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.
Benefit Rate
We use the following Benefit Rates to determine the Lifetime Income Amount:
•	Income Plus For Life® (Annual Step-Up Review) – 5%
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•	Income Plus For Life – Joint Life® (Annual Step-Up Review) – 4.75%
Because we provide our guarantee over the lifetimes of two Covered Persons under an Income Plus For Life – Joint Life (Annual Step-Up Review) Rider, we use a lower Benefit Rate than we do under an Income Plus For Life® (Annual Step-Up Review) Rider. We will use the Benefit Rate applicable to the age of the Covered Person (youngest Covered Person under IPFL – Joint Life (Annual Step- Up Review)) on the first withdrawal after the Lifetime Income Date to calculate the initial Lifetime Income Amount.
Increases in Guaranteed Amounts
Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under an Income Plus For Life® (Annual Step-Up Review) Series Rider.
Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment that we accept (see “Restrictions on Additional Purchase Payments,” above), subject to the maximum Benefit Base limit of $5 million.
On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, up to a maximum Benefit Base of $5 million. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase Payment, plus the excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:
•	the Lifetime Income Date or
•	the latest of:
•	the date of a Purchase Payment that we applied to the Benefit Base,
•	the date of a reduction in the Benefit Base, or
•	the effective date of a Step-Up.
Credits. The Income Plus For Life® (Annual Step-Up Review) Rider provides the following Credit features:
•	Annual Credit Rate:
•	7% for Riders purchased on or after January 17, 2008 and outside of New York;
•	6% for Riders purchased before January 17, 2008 or in New York.
•	Credit Period (for Annual Credits) – The initial Credit Period coincides with the first 10 Contract Years while the Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.
•	Ten Year Credit Rate – See “Ten Year Credit” for a description of the rate we use to calculate a Ten Year Credit. Ten Year Credit Period – The Credit Period for the Ten Year Credit ends on a “Target Date” that coincides with the 10th Contract Anniversary after the effective date of the Income Plus For Life® (Annual Step-Up Review) Rider
Annual Credits. (We refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits if you take no withdrawals during the previous Contract Year.
EXAMPLE (Income Plus For Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life® (Annual Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 7% (i.e., your Rider was purchased on or after January 17, 2008 outside of New York). Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.
•	At the end of the first Contract Year, we apply an Annual Credit to the Benefit Base and increase it to $107,000 ($100,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,350 (5% × $107,000).
•	At the end of the second Contract Year, we apply an Annual Credit to the Benefit Base and increase it again to $114,000 ($107,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,700 (5% × $114,000).
Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, and you take no withdrawal and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.
•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.
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•	At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (7% × ($100,000 + $5,000) = $7,350). The Benefit Base increases to $112,350 ($100,000 + $5,000 + $7,350) and the Lifetime Income Amount increases to $5,618 (5% × $112,350).
EXAMPLE (Income Plus For Life – Joint Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider when the younger Covered Person is age 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 6% (i.e., your Rider was purchased before January 17, 2008). Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.
•	At the end of the first Contract Year, we apply an Annual Credit to the Benefit Base and increase it to $106,000 ($100,000 + 6% × $100,000). The Lifetime Income Amount increases to $5,035 (4.75% × $106,000).
•	At the end of the second Contract Year, we apply an Annual Credit to the Benefit Base and increase it again to $112,000 ($106,000 + 6% × $100,000). The Lifetime Income Amount increases to $5,320 (4.75% × $112,000).
Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, and you take no withdrawal and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.
•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.
•	At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (6% × ($100,000 + $5,000) = $6,300). The Benefit Base increases to $111,300 ($100,000 + $5,000 + $6,300) and the Lifetime Income Amount increases to $5,287 (4.75% × $111,300).
Ten Year Credit. (We may refer to the Ten Year Credit as a “Target Amount adjustment” in your Rider and in our communications.) If you take no withdrawals under your Contract from the effective date of the Income Plus For Life® (Annual Step-Up Review) Rider until the end of the Ten Year Credit Period, we make a calculation at that time and, to the extent necessary, apply a Credit so that the Benefit Base equals the greater of:
•	the current Benefit Base, as increased by any Annual Credit or Step-Up for the Contract Year ending on the Target Date; or
•	the Target Amount (see below).
The “Ten Year Credit Period” will exceed ten Contract Years if you purchased this Rider before a Covered Person turned age 59.
The Target Amount is 200% of all Purchase Payments made in the first Contract Year plus 100% of all Additional Purchase Payments you make prior to the Target Date (subject to our Purchase Payment limits). In no event, however, will we set a Target Amount in excess of $5 million.
We reduce the Target Amount to zero if you take any withdrawals under your Contract from the effective date of the Income Plus For Life® (Annual Step-Up Review) Rider until the end of the Ten Year Credit Period. We increase the Target Amount to reflect Additional Purchase Payments during that period and, in some cases, we also increase the Target Amount to reflect favorable investment performance.
The Ten Year Credit can provide higher lifetime income than you would otherwise receive under this Rider, as long as you wait until the end of the Target Date to take your first withdrawal.
Step-Ups. The Income Plus For Life® (Annual Step-Up Review) Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).
How Step-Ups Work. We schedule Step-Up Dates starting on the first Contract Anniversary following your purchase of the Rider and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.
On each Step-Up Date, we compare the Benefit Base (including any applicable Annual Credit) to the Contract Value on that date. If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Annual Credit) on that date,
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we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also increase the Lifetime Income Amount (after the Lifetime Income Date) and the Rider fee (see “Rider Fees” earlier in this Appendix). The new Lifetime Income Amount will equal 5% of the Benefit Base value after the Step-Up, and the Rider fee will be based on the increased Benefit Base. We also reserve the right to increase the rate of the Income Plus For Life® (Annual Step-Up Review) fee up to a maximum rate of 1.20%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Fee for Income Plus For Life® (Annual Step-Up Review) Series Riders” earlier in this Appendix). If you decline the Step-Up, the fee rate will not be increased. We schedule the Step-Up Dates starting with the first Contract Anniversary and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.
Impact of Step-Ups on Credit Period. Each time a Step-Up occurs, we will extend the Annual Credit Period to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.
Declination of Step-Ups. If you decline an automatic Step-Up, you will have the option to elect to step up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.
EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Annual Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit rate is 7% (i.e., purchased after January 17, 2008 outside of New York). Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $121,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% × $125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary equals $8,750 (7% × $125,000).
In no event, however, will we increase the Benefit Base to exceed $5 million. If we increase the Benefit Base on any Step-Up Date (after the Lifetime Income Date), we also increase the Lifetime Income Amount. The new Lifetime Income Amount equals the Benefit Rate multiplied by the new Benefit Base value after the Step-Up.
Step-Ups may occur only while the Income Plus For Life® (Annual Step-Up Review) Series Rider is in effect.
Withdrawals, Distributions and Settlements
Overview. The Income Plus For Life® (Annual Step-Up Review) Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives, subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:
•	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;
•	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or
•	if you make an Additional Purchase Payment that we accept under a Financial Account Plan (up to specified limits and if not otherwise restricted).
Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).
We will reduce the death benefit on a dollar-for-dollar basis for any withdrawals you make after the Lifetime Income Date until the total amount of withdrawals during a Contract Year equals the Lifetime Income Amount. Once a withdrawal exceeds the Lifetime Income Amount, we will reduce the death benefit on a pro rata basis by the entire amount of that withdrawal.
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EXAMPLE: If you take a withdrawal of $8,000 when your Contract Value is $80,000 and your Guaranteed Minimum Death Benefit is $100,000, and your Lifetime Income Amount is $5,000, we reduce your Guaranteed Minimum Death Benefit on a pro rata basis for the amount of the Excess Withdrawal. That means we reduce the Contract Value to $72,000 and the Guaranteed Minimum Death Benefit by 10% ($8,000/$80,000), to $90,000 ($100,000 – 10% × $100,000).
We reduce your Contract Value each time you take a withdrawal. We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values.
Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you selected. Your future Lifetime Income Amount could be significantly reduced if:
•	you take withdrawals prior to the Lifetime Income Date, or
•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.
For the Income Plus For Life® (Annual Step-Up Review) Series Riders, an Excess Withdrawal is:
•	any withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date that, together with all other withdrawals during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Benefit Rate of the Rider (see “Benefit Rate” above) at the prior Contract Anniversary, increased for any Additional Purchase Payments; or
•	a withdrawal (including applicable withdrawal charges) you take on and after the Lifetime Income Date that, together with all other withdrawals taken during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.
EXAMPLE (Income Plus For Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life® (Annual Step-Up Review) Rider. Also assume that when you are age 67, the Contract Value is $90,000, the Benefit Base is $110,000, the Lifetime Income Amount is $5,500 and the Benefit Rate is 5%. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we first reduce your Benefit Base to $80,000, the lesser of the Contract Value after the withdrawal ($90,000 – $10,000) or the Benefit Base after the withdrawal ($110,000 – $10,000). The new Lifetime Income Amount is $4,000 – 5% of the new Benefit Base after the withdrawal ($80,000).
EXAMPLE (Income Plus For Life – Joint Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider. Also assume that when you are age 67, the Contract Value is $90,000 and the Benefit Base is $110,000. The Benefit Rate is 4.75% and the Lifetime Income Amount is $5,225. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base to $80,000, the lesser of the Contract Value after the withdrawal ($90,000 – $10,000) or the Benefit Base after the withdrawal ($110,000 – $10,000). The new Lifetime Income Amount is $3,800 – 4.75% of the new Benefit Base after the withdrawal ($80,000).
We do not consider withdrawals under our Life Expectancy Distribution program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.
If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.
Withdrawals before the Lifetime Income Date. Each time you take a withdrawal before the Lifetime Income Date, we reduce the Benefit Base by the Withdrawal Amount. If, however, a withdrawal is an Excess Withdrawal, we will reset the Benefit Base to equal the lesser of:
•	the Contract Value immediately after the withdrawal; or
•	the Benefit Base minus the Withdrawal Amount.

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If you take withdrawals prior to the Lifetime Income Date, we reduce the Benefit Base we use to determine the guaranteed Lifetime Income Amount on the Lifetime Income Date. You could eventually lose any benefit based on the Lifetime Income Amount if you take withdrawals in excess of an amount equal to the Benefit Rate multiplied by the Benefit Base. If Contract Value declines to zero during a Contract Year in which you have an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Income Plus For Life® (Annual Step-Up Review) Rider. (See “Settlement Phase” in this section, below.)
Withdrawals after the Lifetime Income Date. After the Lifetime Income Date, you may withdraw the guaranteed Lifetime Income Amount each Contract Year without affecting the Benefit Base. If your total withdrawals during a Contract Year exceed the Lifetime Income Amount, however, we will reset the Benefit Base and the Lifetime Income Amount.
Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is entirely or partially an Excess Withdrawal. If so, we reset the Benefit Base to equal the lesser of:
•	the Benefit Base before the withdrawal minus the entire amount of the Excess Withdrawal; or
•	the Contract Value immediately after the Excess Withdrawal.
After we reset the Benefit Base, we reset the Lifetime Income Amount to equal the Benefit Rate multiplied by the new Benefit Base. We also reset the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.
The Income Plus For Life® (Annual Step-Up Review) Rider enters a Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Income Plus For Life (Annual Step-Up Review) Rider if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see “Settlement Phase” in this section, below). The Income Plus For Life® (Annual Step-Up Review) benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are all equal to zero.
Effect of Withdrawals on Guaranteed Minimum Death Benefit Amount. If you purchased Income Plus For Life (Annual Step-Up Review), we adjust the way we calculate the death benefit payable under your Contract upon the death of the Owner (or deemed Owner if the Owner is not a natural person) during the Accumulation Period. We reduce that death benefit each time you take a withdrawal. We will reduce the death benefit on a dollar for dollar basis if:
•	you limit your withdrawals (including applicable withdrawal charges) during a Contract Year to the Lifetime Income Amount; or
•	you purchased the Income Plus For Life® (Annual Step-Up Review) Rider before the Covered Person turned age 59½, and you limit your withdrawals (including applicable withdrawal charges) each Contract Year before the Lifetime Income Date to the Benefit Rate multiplied by the Benefit Base and to the Lifetime Income Amount for each Contract Year after that.
If you take an Excess Withdrawal, we will deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the Guaranteed Minimum Death Benefit under the Contract. Pro rata means we reduce the Guaranteed Minimum Death Benefit by the same percentage that the Excess Withdrawal reduces the Contract Value. That is, by an amount equal to:
•	the Guaranteed Minimum Death Benefit before the withdrawal, multiplied by an amount equal to:
•	the Excess Withdrawal amount; divided by
•	the Contract Value before the withdrawal.
We also will reduce the Guaranteed Minimum Death Benefit in the same manner for any subsequent Excess Withdrawals that you take during that Contract Year.
Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with an Income Plus For Life® (Annual Step-Up Review) Series Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking
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withdrawals under the Income Made Easy Program no sooner than the Lifetime Income Date for your Rider (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).
Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution program is available with the Income Plus For Life® (Annual Step-Up Review) Series Riders (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).
Each withdrawal under our Life Expectancy Distribution program reduces your Contract Value. We reduce the Benefit Base by the amount of the withdrawal if you take a withdrawal under our Life Expectancy Distribution program prior to the Lifetime Income Date. We do not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution program.
Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a an Income Plus For Life® (Annual Step-Up Review) Series Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. During the Settlement Phase, the Contract continues but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We will not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.
The Settlement Phase under the Rider begins if:
•	the Contract Value reduces to zero at any time during a Contract Year,
•	there were no Excess Withdrawals during that Contract Year, and
•	the Benefit Base is still greater than zero at the time.
You will lose the ability to receive Lifetime Income Amounts if you withdraw more than the Lifetime Income Amount during a Contract Year and the Contract Value declines to zero.
The settlement payment we pay to you under the Rider varies:
•	If you enter the Settlement Phase after the Lifetime Income Date, at the start of the Settlement Phase we pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year, and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.
•	If you enter the Settlement Phase before the Lifetime Income Date, we begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount equals the Lifetime Income Amount.
•	In lieu of annual payments of the settlement amount, we permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.
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Impact of Death Benefits
Income Plus For Life (Annual Step-Up Review). If the Beneficiary does not take the death benefit as a lump sum, the following applies:
If the Deceased Owner is:		Then INCOME PLUS FOR LIFE® (ANNUAL STEP-UP REVIEW):
1.	Not the Covered Person and the Beneficiary is the deceased Owner’s Spouse	-	may continue if the Beneficiary elects to continue the Contract within the time we permit under our administrative rules. We automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We also recalculate the Lifetime Income Amount to equal 5% of the recalculated Benefit Base and assess the Rider fee based on the recalculated Benefit Base.
		-	enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.
		-	continues to be eligible for any remaining Credits and Step-Ups, and a Target Amount adjustment, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Spouse to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit and any future Step-Ups if we increase the rate of the Income Plus For Life® (Annual Step-Up Review) fee at that time.
2.	Not the Covered Person and the Beneficiary is not the deceased Owner’s Spouse	-	may continue in the same manner as 1.
		-	enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.
		-	does not continue to be eligible for any Credits and Step-Ups, or a Target Amount adjustment. We permit the Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit if we increase the rate of the Income Plus For Life® (Annual Step-Up Review) fee at that time.
3.	The Covered Person and the Beneficiary is the deceased Owner’s Spouse	-	ends without any further benefit.
4.	The Covered Person and the Beneficiary is not the deceased Owner’s Spouse	-	ends without any further benefit.
Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life® (Annual Step-Up Review) Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is an individual, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.
Income Plus For Life – Joint Life® (Annual Step-Up Review). If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a Spousal Beneficiary or (c) the surviving Covered Person is a Spouse of the deceased Owner and a tax-qualified retirement plan is the non-Spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups).
If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.
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Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract’s death benefit as a lump sum under our current administrative procedures, subject to the distribution options listed in the Contract. (See “Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider fee (see “Fee for Income Plus For Life® (Annual Step-Up Review) Series Riders” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a “withdrawal” for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.
If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.
We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.
Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider is in effect we will reduce the Lifetime Income Amount to zero and we no make no additional payments under the Rider to the Beneficiary.
Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider. If that happens and:
•	if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and
•	if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the “last” Covered Person and the Rider will terminate.
Termination of Rider
You may not terminate the Income Plus For Life® (Annual Step-Up Review) Rider once it is in effect. However, the Income Plus For Life® (Annual Step-Up Review) Rider terminates automatically upon the earliest of:
•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;
•	the date an Annuity Option begins;
•	the date the Contract Value and the Benefit Base both equal zero;
•	the death or removal of the Covered Person; or
•	termination of the Contract.
Features of Principal Plus and Principal Plus for Life Series Riders
Forms of Guaranteed Amounts
Principal Plus and each of the Principal Plus for Life Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period that guarantees the return of your investments in the Contract, regardless of market performance, as long as you limit your annual withdrawals to the Guaranteed Withdrawal Amount.
In addition, Principal Plus for Life, and Principal Plus for Life Plus Automatic Annual Step-Up Riders provide a lifetime income guarantee based on a single life. Principal Plus does not provide a lifetime income guarantee.
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Principal Plus and PPFL Benefits
Lifetime Income Amount (Not applicable to Principal Plus). The Principal Plus for Life Series Riders provide our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as the Covered Person remains alive and an Owner, Beneficiary or Annuitant under the Contract an Owner, Beneficiary or Annuitant under the Contract.
We determine the initial Lifetime Income Amount by multiplying:
•	the Benefit Rate for the Rider (5%); by
•	the Benefit Base for the Rider on the Lifetime Income Date.
EXAMPLE: Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the benefit rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).
The maximum Lifetime Income Amount at any time for a Principal Plus for Life Series Rider is $250,000. We will increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.
We will reduce the Lifetime Income Amount if you take Excess Withdrawals. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.
Lifetime Income Date (Not applicable to Principal Plus). The Lifetime Income Date is the date you purchased the Rider if:
•	(for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Riders purchased outside of New York after June 16, 2008) you were age 58½ or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you turn age 58½.
•	(for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Riders purchased from March 12, 2007 to June 15, 2008, or purchased in New York) you were age 59½ or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you turn age 59½.
•	(for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Riders purchased before March 12, 2007) you were age 65 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you turn age 65.
Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and take a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” for more information.
We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under these Riders, but you may continue to be eligible for Credits and Step-Ups if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).
Benefit Base
The Riders refer to the Benefit Base as the “Guaranteed Withdrawal Balance.”
The maximum Benefit Base at any time is $5 million. We will increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. We will reduce the Benefit Base if you take a withdrawal. We may reduce the Benefit Base to reflect the withdrawal either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.
The Benefit Base we use to determine the initial Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. (We do not count Purchase Payment amounts over $5 million or, for Contracts issued in New York with a Payment Enhancement Rider, any Payment Enhancement attributable to the Purchase Payment for this purpose.) If we allowed you to purchase your Rider after the first Contract Year, we may have determined the Benefit Base by using your Contract Value after the first Contract Year.
The Benefit Base we use to determine the initial Lifetime Income Amount (not applicable to Principal Plus) is equal to the Benefit Base on the Lifetime Income Date.
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Benefit Rate
The Benefit Rate is:
•	Principal Plus – 5.00%
•	Principal Plus for Life – 5.00%
•	Principal Plus for Life Plus Automatic Annual Step-Up – 5.00%
Guaranteed Withdrawal Amount
The Guaranteed Withdrawal Amount is the amount we guarantee to be available each Contract Year for you to withdraw during the Accumulation Phase until the Benefit Base is depleted. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Benefit Base. The maximum Guaranteed Withdrawal Amount at any time is $250,000.
Increases in Guaranteed Amounts
Additional Purchase Payments – Principal Plus Rider. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under a Principal Plus Rider.
We will increase the Benefit Base (i.e., the Guaranteed Withdrawal Balance in your Rider) each time you make an Additional Purchase Payment that we accept (see “Restrictions on Additional Purchase Payments,” above), subject to the maximum Benefit Base limit of $5 million. In addition, we recalculate the Guaranteed Withdrawal Amount and usually increase it to equal the lesser of:
•	5% of the Benefit Base immediately after the Additional Purchase Payment; or
•	the Guaranteed Withdrawal Amount immediately prior to the Additional Purchase Payment plus an amount equal to 5% of the Additional Purchase Payment.
We do not change the Guaranteed Withdrawal Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount, before the Additional Purchase Payment.
Additional Purchase Payments – Principal Plus for Life Series Riders. We will increase the Benefit Base (i.e., the Guaranteed Withdrawal Balance in your Rider) each time you make an Additional Purchase Payment, up to a maximum Benefit Base of $5 million.
In addition, we will recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount and usually increase it:
•	in the case of the Guaranteed Withdrawal Amount, to equal the lesser of:
•	5% of the Benefit Base immediately after the Additional Purchase Payment; or
•	the Guaranteed Withdrawal Amount immediately prior to the Additional Purchase Payment plus an amount equal to 5% of the Additional Purchase Payment.
•	in the case of the Lifetime Income Amount, to equal the lesser of:
•	5% of the Benefit Base immediately after the Additional Purchase Payment; or
•	the Lifetime Income Amount immediately prior to the Additional Purchase Payment plus an amount equal to 5% of the Purchase Payment.
We do not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the Additional Purchase Payment.
Credits. The Riders provide the following Credit features:
•	Credit Rate – 5%.
•	initial Credit Period
•	(for Principal Plus) – the first 5 Contract Years.
•	(for Principal Plus for Life Series Riders issued prior to May 1, 2007) - the lesser of: (a) the first 10 Contract Years or (b) each Contract Year up to the Contract Year in which the Covered Person turns age 80.
•	(for Principal Plus for Life Series Riders issued on and after May 1, 2007) - the first 10 Contract Years.
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•	extended Credit Period (for Principal Plus for Life Series Riders issued on and after May 1, 2007) – Each time a Step-Up occurs, we extend the Credit Period to the lesser of: (a) 10 years from a Step-Up Date; or (b) the Age 95 Anniversary Date.
Annual Credits. (We refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits if you take no withdrawals during the previous Contract Year.
Each time you qualify for a Credit, we increase the Benefit Base:
•	by an amount equal to 5% of total Purchase Payments to the Contract if you did not previously Step-Up the Benefit Base and/or we did not previously reduce the Benefit Base (see “Withdrawals, Distributions and Settlements”); otherwise
•	by an amount equal to 5% of the Benefit Base immediately after the latest Step-Up or reduction, increased by any Purchase Payments received since such latest Step-Up or reduction.
Each time we apply a Credit to the Benefit Base, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Credit or 5% of the Benefit Base after the Credit. Under Principal Plus for Life Series Riders, we will also recalculate the Lifetime Income Amount to equal the greater of the Lifetime Income Amount prior to the Credit or 5% of the Benefit Base after the Credit.
EXAMPLE: Assume that you purchase a Contract with a Principal Plus for Life Rider when you, the Covered Person, are 65, you take no withdrawals during the first and second Contract Year. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.
•	At the end of the first Contract Year, we apply a Credit to the Benefit Base and increase it to $105,000 ($100,000 + 5% × $100,000). The Lifetime Income Amount increases to $5,250 (5% × $105,000).
•	At the end of the second Contract Year, we apply a Credit to the Benefit Base and increase it again to $110,000 ($105,000 + 5% × $100,000). The Lifetime Income Amount increases to $5,500 (5% × $110,000).
Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, you take no withdrawals, and you make an Additional Purchase Payment of $5,000 in the fourth Contract Year.
•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.
•	At the end of the fourth Contract Year, we apply a Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (5% × ($100,000 + $5,000) = $5,250). The Benefit Base increases to $110,250 ($100,000 + $5,000 + $5,250) and the Lifetime Income Amount increases to $5,513 (5 × $110,250).
Step-Ups. The Principal Plus and Principal Plus For Life Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).
If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Credit) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). Each time we apply a Step-Up, we also recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount (with respect to Principal Plus for Life Series Riders), and the applicable Rider fee (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). The recalculated Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-Up or 5% of the Benefit Base after the Step-Up, and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-Up or 5% of the Benefit Base after the Step-Up. We also reserve the right to increase the rate of the Rider fee up to a maximum rate of:
•	(for Principal Plus and Principal Plus for Life) 0.75%, and
•	(for Principal Plus for Life Plus Automatic Annual Step-Up) 1.20%.
If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If you decline the Step-Up, the fee rate will not be increased.
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Step-Up Dates. We schedule Step-Up Dates:
•	(for Principal Plus) - every 3rd Contract Anniversary after the Contract Date (i.e., the 3rd, 6th, 9th etc.), up to and including the 30th Contract Anniversary.
•	(for Principal Plus for Life Series Riders issued before May 1, 2007 and in a limited number of states thereafter) – the 3rd, 6th and 9th Contract Anniversary after the Contract Date, and each succeeding Contract Anniversary on and after the 9th Contract Anniversary (i.e., the 10rd, 11th, 12th etc.), up to and including the 30th Contract Anniversary.
•	(for Principal Plus for Life Series Riders issued on and after May 1, 2007 (may vary by state)) - the 3rd, 6th and 9th Contract Anniversary after the Contract Date, and each succeeding Contract Anniversary on and after the 9th Contract Anniversary (i.e., the 10th, 11th, 12th, etc.) up to and including the Age 95 Contract Anniversary.
•	(for Riders issued in Oregon) - we limit the duration of Step-Up Dates to a maximum of 50 Contract Years.
•	(for Principal Plus for Life Riders with endorsement) - we issued an endorsement, in states where approved, after we issued certain Principal Plus for Life Riders. This endorsement increases Step-Up Dates to include each succeeding Contract Anniversary on and after the 9th Contract Anniversary. In such cases, an affected Owner had the option to decline the endorsement within 30 days of its issuance and, if he or she did so, we scheduled Step-Up Dates under the original schedule.
Under Principal Plus for Life Plus Automatic Annual Step-Up, prior to May 1, 2007, we automatically step up the Benefit Base to equal the Contract Value on each Contract Anniversary starting with the first Contract Anniversary. We continue Step-Ups until, and including, the 30th Contract Anniversary (or when the Covered Person turns the age of 80, if earlier) while the Rider is in effect, provided the Contract Value is greater than the Benefit Base on that date. On and after May 1, 2007, we continue Step-Up’s until age 95.
EXAMPLE: Assume that you purchase a Contract with a Principal Plus for Life Plus Automatic Annual Step-Up Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit rate is 5%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and that the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $115,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% × $125,000). If no withdrawals are taken in the fourth Contract Year, the Credit on the fourth Contract Anniversary equals $6,250 (5% × $125,000).
Election of Step-Ups under Principal Plus. Under Principal Plus, you may elect to step up the Benefit Base (and Guaranteed Withdrawal Amount, if applicable) to the recalculated value within 30 days following each Step-Up Date. Subject to state approval, however, we may have issued a special endorsement to a Principal Plus Rider after we issued the Contract. Under this special endorsement to the Principal Plus Rider, we automatically increase the Benefit Base (and Guaranteed Withdrawal Amount, if applicable) to equal a higher recalculated value. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, you then need to elect a Step-Up within 30 days of the respective Step-Up Date if you choose to make the increase effective.
If you decline a scheduled Step-Up, you have the option to elect to step up the Benefit Base (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base and the special endorsement to your Principal Plus Rider is in effect, we will thereafter resume automatic Step-Ups on each succeeding Step-Up Date.
Step-Ups under Principal Plus for Life Series Riders. We automatically step up the Benefit Base to equal the Contract Value (up to a maximum of $5 million). If you decline an automatic scheduled Step-Up, you have the option to elect to step up the Benefit Base (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.
Recalculation of Guaranteed Amounts. Each time we apply a Step-Up, we also recalculate the Guaranteed Withdrawal Amount, or Lifetime Income Amount for Principal Plus for Life Series Riders, to equal the greater of either the Guaranteed Withdrawal Amount or Lifetime Income Amount, as appropriate, prior to the Step-Up or 5% of the new Benefit Base value after the Step-Up.
Impact of Step-Ups on Rider Fees. Each time we increase the Benefit Base, we also increase the dollar amount of the Rider fee. The new Rider fee will be based on the new Benefit Base. We also reserve the right to increase the rate of the Principal Plus and Principal Plus for Life fee up to a maximum rate of 0.75%; we reserve the right to increase the rate of the Principal
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Plus for Life Plus Automatic Annual Step-Up fee up to a maximum rate of 1.20%. If we decide to increase the rate at the effective date of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If you decline the Step-Up, the fee rate will not be increased.
Step-Ups may occur only while the Principal Plus or Principal Plus for Life Series Rider is in effect.
Withdrawals, Distributions and Settlements
Overview. The Principal Plus and Principal Plus for Life Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives (does not apply to Principal Plus, which permits withdrawals until the Benefit Base is depleted to zero), subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:
•	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;
•	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or
•	if you make an Additional Purchase Payment that we accept under a Financial Account Plan or Payroll Plan (up to specified limits and if not otherwise restricted).
Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Guaranteed Withdrawal Amount and/or Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).
We reduce your Contract Value each time you take a withdrawal. We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values.
Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you selected. Your future Lifetime Income Amount could be significantly reduced if:
•	you take withdrawals prior to the Lifetime Income Date, or
•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.
An Excess Withdrawal under Principal Plus or a Principal Plus for Life Series Rider is a withdrawal (including applicable withdrawal charges) you take that, together with all other withdrawals (including any applicable withdrawal charges) previously taken during the Contract Year of the withdrawal, exceeds the Guaranteed Withdrawal Amount at the time of withdrawal. For Principal Plus for Life Series Riders, an Excess Withdrawal also includes withdrawals (including applicable withdrawal charges) you take: (a) before the Lifetime Income Date; or (b) on or after the Lifetime Income Date that, together with all other withdrawals (including applicable withdrawal charges) taken during a Contract Year, causes total withdrawals during that Contract Year to exceed the Lifetime Income Amount at the time of withdrawal.
We do not consider withdrawals under our Life Expectancy Distribution program to result in Excess Withdrawals with respect to the Guaranteed Withdrawal Amount unless you take additional withdrawals outside of that program. We do not consider withdrawals under our Life Expectancy Distribution program to result in Excess Withdrawals with respect to the Lifetime Income Amount unless: (a) you take additional withdrawals outside of that program; or (b) you take a distribution under that program before the Lifetime Income Date.
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Impact of Withdrawals. We decrease the Benefit Base each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Benefit Base by the amount of the withdrawals. If an Excess Withdrawal is the result of your total withdrawals during a Contract Year exceeding the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically recalculate and, in most cases reduce, the Benefit Base to equal the lesser of:
•	the Contract Value immediately after the withdrawal; or
•	the Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal.
Each time we recalculate the Benefit Base, we also recalculate, and in most cases reduce, the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of:
•	the Guaranteed Withdrawal Amount prior to the withdrawal; or
•	5% of the greater of: (a) the Contract Value after the withdrawal or (b) the new Benefit Base value.
We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.
If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Guaranteed Withdrawal Amount and/or Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.
Withdrawals before the Lifetime Income Date (not applicable to Principal Plus). Under Principal Plus for Life Series Riders, we deem any withdrawal before the Lifetime Income Date to be entirely or partially an Excess Withdrawal with respect to the Lifetime Income Amount because it reduces the Benefit Base we use on the Lifetime Income Date to determine the Lifetime Income Amount. This includes reductions to the Benefit Base caused by distributions under our Life Expectancy Distribution Program before the Lifetime Income Date.
Withdrawals on and after the Lifetime Income Date (not applicable to Principal Plus). Under Principal Plus for Life Series Riders, we recalculate the Lifetime Income Amount after the Lifetime Income Date if an Excess Withdrawal is the result of total withdrawals during a Contract Year exceeding the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount equals the lesser of:
•	the Lifetime Income Amount prior to the withdrawal; or
•	5% of the greater of the Contract Value immediately after the withdrawal or the new Benefit Base value.
Under Principal Plus for Life Series Riders, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Lifetime Income Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Lifetime Income Date without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Benefit Base value), your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount.
If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we recalculate amounts we guarantee for future withdrawals. We may recalculate and reduce the Benefit Base, Guaranteed Withdrawal Amount and, Lifetime Income Amount (under Principal Plus for Life Series Riders) values to reflect reductions that exceed the amount of your withdrawals. A recalculation and reduction also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and (under Principal Plus for Life Series Riders) Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount may reduce or eliminate future Lifetime Income Amount values.
Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with a Principal Plus or Principal Plus for Life Series Rider, you may be able to pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with a Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Rider to provide automatic payment of an income for the lifetime of the Covered
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Person. The full allowable amount is based on the Lifetime Income Amount. We also offer the Income Made Easy Program for Principal Plus, and the full allowable amount is based on the Guaranteed Withdrawal Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the earliest available Lifetime Income Date for your Rider (see “Pre-authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).
Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution program is available with the Principal Plus and Principal Plus for Life Series Riders (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).
For Principal Plus, the Company’s Life Expectancy Amount for each year is equal to the greater of:
•	the Contract Value as of the applicable date divided by the Owner’s life expectancy; or
•	the Benefit Base as of the applicable date divided by the Owner’s life expectancy.
For purposes of these Life Expectancy Amount calculations, the Owner’s life expectancy is determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2003, issued under the relevant section of the Code referred to above.
In the future, the requirements under tax law for such distributions may change and the Life Expectancy Amount calculation provided under Principal Plus may not be sufficient to satisfy the requirement under tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the Life Expectancy Amount and may result in a recalculation and reduction of the Benefit Base and the Guaranteed Withdrawal Amount. Please discuss these matters with your tax professional for more information on distribution requirements under the Code.
Each withdrawal under our Life Expectancy Distribution program reduces your Contract Value.
We will not make any further withdrawals under our Life Expectancy Distribution program if both the Contract Value and the Benefit Base are depleted to zero. Under a Principal Plus for Life Series Rider, however, we will make further distributions as part of the Settlement Phase if the Lifetime Income Amount is greater than zero and the Covered Person is living at that time.
Settlement Phase. Principal Plus enters a Settlement Phase if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Benefit Base immediately after the withdrawal is greater than zero (see “Settlement Phase” below). The Principal Plus benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are both equal to zero.
The Principal Plus for Life Series Riders enters a Settlement Phase if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but either the Benefit Base or the Lifetime Income Amount immediately after the withdrawal is greater than zero. The Rider benefit terminates if the Contract Value, Benefit Base and Lifetime Income Amount immediately after a withdrawal are all equal to zero.
Settlement Payments during Principal Plus Settlement Phase. At the beginning of Principal Plus’s Settlement Phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Benefit Base depletes to zero (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” earlier in this Appendix). If the Guaranteed Withdrawal Amount, or the Life Expectancy Distribution if applicable, for a Contract Year exceeds the Benefit Base, however, then the settlement payment for that Contract Year will be limited to the Benefit Base. The settlement payments will be paid no less frequently than annually. If any Owner dies during Principal Plus’s Settlement Phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the “Death Benefit Before Maturity Date” section of the Prospectus described in “Accumulation Period Provisions.”
This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under our current administrative procedures and Principal Plus continues (as described in “Impact of Death Benefits,” below) and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Principal Plus’s Settlement Phase are subject to the distribution provisions of the “Death Benefit Before Maturity Date” section of the Contract described in the “Accumulation Period Provisions – Payment of Death Benefit” provision of this Prospectus.
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Settlement Payments during Principal Plus for Life Series Riders Settlement Phase. At the beginning of the Settlement Phase, the settlement payment amount we permit you to choose varies:
•	You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Benefit Base is greater than zero at the beginning of the Settlement Phase. We reduce any remaining Benefit Base each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Benefit Base reduces to zero. After that, we make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount.
•	You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect under your Contract and the Benefit Base is greater than zero at the beginning of the Settlement Phase. If you do, we reduce any remaining Benefit Base each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Benefit Base reduces to zero. After that, we make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to any remaining Lifetime Income Amount value.
•	We make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Benefit Base at the beginning of the Settlement Phase. If the Covered Person is alive when the Benefit Base is depleted, we continue to make settlement payments each Contract Year during the Covered Person’s lifetime in an amount that is equal to the Lifetime Income Amount.
•	After the Lifetime Income Date, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount. We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution program.
Impact of Death Benefits. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, the Rider will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum under our current administrative procedures.
Continuation of Principal Plus. If the Beneficiary does not take the death benefit as a lump sum, the following applies:
If the Beneficiary is:		Then PRINCIPAL PLUS:
1.	The deceased Owner’s Spouse	-	Continues if the Benefit Base is greater than zero.
		-	Within 30 days following the date we determine the death benefit under the Contract, provides the Beneficiary with an option to elect to step up the Benefit Base if the death benefit on the date of determination is greater than the Benefit Base.
		-	Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the Benefit Base is still greater than zero. (Death benefit distributions are treated as withdrawals. Some methods of death benefit distribution may result in distribution amounts in excess of both the Guaranteed Withdrawal Amount and the Life Expectancy Distributions. In such cases, the Benefit Base may be automatically Reset, thereby possibly reducing the Guaranteed Minimum Withdrawal Benefit provided under this Rider).
		-	Continues to impose the Principal Plus fee.
		-	Continues to be eligible for any remaining Credits and Step-Ups, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. Remaining eligible Step-Up Dates will also be measured beginning from the death benefit determination date but the latest Step-Up Date will be no later than the 30th Contract Anniversary.
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If the Beneficiary is:		Then PRINCIPAL PLUS:
2.	Not the deceased Owner’s Spouse	-	Continues in the same manner as above, except that Principal Plus does not continue to be eligible for any remaining Credits and Step-Ups, other than the initial Step-Up of the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit.
If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus continues, we determine the Adjusted Benefit Base and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.
Continuation of Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up. If the Beneficiary elects not to take the death benefit as a lump sum, the following applies:
If the Deceased Owner is:		Then PRINCIPAL PLUS FOR LIFE OR PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP:
1.	The Covered Person and the Beneficiary is the deceased Owner’s Spouse	-	Does not continue with respect to the Lifetime Income Amount, but continues with respect to the Guaranteed Withdrawal Amount if the death benefit or the Benefit Base is greater than zero. We automatically step up the Benefit Base to equal the initial death benefit we determine, if greater than the Benefit Base prior to the death benefit.
		-	Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the Benefit Base is still greater than zero.
		-	Continues to impose the Principal Plus for Life fee.
		-	Continues to be eligible for any remaining Credits and Step-Ups, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Spouse to opt out of the initial death benefit Step-Up, if any, and any future Step-Ups if we increase the rate of the Rider fee at that time.
2.	The Covered Person and the Beneficiary is not the deceased Owner’s Spouse	-	Continues in the same manner as 1, except that Principal Plus for Life does not continue to be eligible for any remaining Credits and Step-Ups, other than the initial Step-Up of the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit. We permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Rider fee at that time.
3.	Not the Covered Person and the Beneficiary is the deceased Owner’s Spouse	-	Continues in the same manner as 1, except that the Rider continues with respect to the Lifetime Income Amount for the Beneficiary. If the Lifetime Income Amount has not been determined prior to the payment of any portion of the death benefit, we determine the initial Lifetime Income Amount on an anniversary of the date we determine the death benefit after the Covered Person has reached his or her Lifetime Income Date.
4.	Not the Covered Person and the Beneficiary is not the deceased Owner’s Spouse	-	Continues in the same manner as 1, except that the Rider continues with respect to the Lifetime Income Amount for the Beneficiary. If the Lifetime Income Amount has not been determined prior to the payment of any portion of the death benefit, we determine the initial Lifetime Income Amount on an anniversary of the date we determine the death benefit after the Covered Person has reached his or her Lifetime Income Date.
		-	In this case, does not continue to be eligible for any remaining Credits and Step-Ups, other than the initial Step-Up of the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit. We permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Rider fee at that time.
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If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-Up continues, we determine the Adjusted Benefit Base and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.
Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus or Principal Plus for Life Rider. Under the Principal Plus for Life Series Riders, we reduce the Lifetime Income Amount to zero if the Covered Person dies during the Settlement Phase. An individual Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. An individual Beneficiary who is the deceased Owner’s surviving Spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. Otherwise, the entire interest must be distributed within five years of the Owner’s death.
Termination of Rider
You may not terminate a Principal Plus or Principal Plus for Life Series Rider once it is in effect. The respective Rider terminates automatically, however, upon the earliest of:
•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or
•	under Principal Plus, the date the Benefit Base depletes to zero; or
•	under Principal Plus for Life Series Riders, the date the Contract Value, the Benefit Base and the Lifetime Income Amount all equal zero; or
•	under Principal Plus, the Maturity Date under the Contract; or
•	under Principal Plus for Life Series Riders, the date an Annuity Option begins; or
•	the date a new guaranteed minimum withdrawal benefit Rider becomes effective under any Rider exchange program that we may make available; or
•	termination of the Contract.
Features of Principal Returns Rider
Form of Guarantee
The Principal Returns Rider provides a guaranteed minimum withdrawal benefit during the Accumulation Period that guarantees the return of initial Purchase Payments (i.e., the cumulative Purchase Payments you pay for your Contract, up to a $5 million limit, from the date the Rider goes into effect until the next following Contract Anniversary), regardless of market performance, as long as you limit your annual withdrawals to a Guaranteed Withdrawal Amount (see below).
In addition, the Rider provides our guarantee that, as long as you take no withdrawals of Contract Value during the first 10 Contract Years, your Contract Value at the end of that period will not be less than the greater of (a) the amount of your initial Purchase Payments (up to $5 million) or (b) your Contract Value plus the sum of all Principal Returns Rider fees paid to date. Please read the discussion of the Ten Year Credit, below, for more details.
The Rider does not provide a lifetime income guarantee.
Benefit Base
The Rider refers to the Benefit Base as the “Guaranteed Withdrawal Balance.” The Benefit Base we use to determine the initial Guaranteed Withdrawal Amount is equal to your initial Purchase Payments. If we allowed you to purchase the Rider after the first Contract Year, we may determine the Benefit Base by using your Contract Value after the first Contract Year.
The maximum Benefit Base at any time is $5 million. We increase the Benefit Base to reflect Additional Purchase Payments and Step- Ups. We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.
Benefit Rate
The Benefit Rate is 8%.
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Guaranteed Withdrawal Amount
The Guaranteed Withdrawal Amount is the amount we guarantee to be available each Contract Year for you to withdraw during the Accumulation Phase until the Benefit Base is depleted. The initial Guaranteed Withdrawal Amount is equal to 8% of the initial Benefit Base. The maximum Guaranteed Withdrawal Amount at any time is $400,000.
Although this Rider guarantees minimum annual withdrawal amounts, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. If you take withdrawals for more than the annual amounts permitted under the terms of the Principal Returns Rider, however, we may reduce the guaranteed minimum amounts. If you take withdrawals during the first 10 Contract Years, you are no longer eligible for our tenth year Accumulation Benefit. Please read the discussion of the Ten Year Credit, below, for more details.
Increases in Guaranteed Amounts
Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under the Principal Returns Rider.
We increase the Benefit Base (i.e., the Guaranteed Withdrawal Balance in your Rider) by the amount of each Additional Purchase Payment we accept (see “Restrictions on Additional Purchase Payments,” above), subject to the maximum Benefit Base limit of $5 million. In addition, we recalculate the Guaranteed Withdrawal Amount, and usually increase it, to equal the lesser of:
•	8% of the Benefit Base immediately after the Purchase Payment; or
•	the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 8% of the Additional Purchase Payment.
We do not change the Guaranteed Withdrawal Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount before the Additional Purchase Payment. Additional Purchase Payments during Contract Years Two through Ten may decrease the amount credited to your Contract Value under the Rider’s Accumulation Benefit (see following section).
Accumulation Benefit (not available for Riders issued in the state of Washington). As long as you take no withdrawals during the first ten years that your Principal Returns Rider is in effect, we calculate and, to the extent necessary, apply a credit at the end of the period so that your Contract Value equals the greater of:
•	the amount of your initial Purchase Payments, up to $5 million; or
•	your Contract Value at the end of the ten-year period plus the sum of all Principal Returns Rider fees paid to that date.
Your initial Purchase Payments, for these purposes, means all Purchase Payments you make during the first Contract Year in which you purchased the Rider, up to $5 million. If you make any Additional Purchase Payments during Contract years two through ten, your Contract Value at the end of the Credit Period reflects these additional investments. These Additional Purchase Payments could reduce the amount that we would otherwise credit to your Contract Value, and therefore could reduce your ability to recover investment losses, if any, on your initial Purchase Payments.
If you qualify, we determine an Accumulation Benefit on your 10th Contract Anniversary and credit it to your Contract Value. We apply the Accumulation Benefit, if any, to each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value.
You are not eligible for an Accumulation Benefit if you take a withdrawal of Contract Value, including any required minimum distribution from a Qualified Contract or any withdrawal of death benefit proceeds, during the first 10 Contract Years.
Step-Ups. The Principal Returns Rider provides Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts.
We schedule Step-Up Dates for the 3rd, 6th and 9th Contract Anniversary after the Contract Date. After the 9th Contract Anniversary, we increase the schedule of Step-Up Dates to include each succeeding Contract Anniversary (i.e., the 10th, 11th, 12th, etc.) up to and including the Age 95 Contract Anniversary. You are no longer eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).
On each Step-Up Date, we compare the Benefit Base to the Contract Value on that date. If the Contract Value on any Step-Up Date is greater than the Benefit Base on that date, we automatically increase the Benefit Base to equal the Contract Value (up
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to a maximum Benefit Base of $5 million). Each time we recalculate a Step-Up, we also recalculate the Guaranteed Withdrawal Amount. The recalculated Guaranteed Withdrawal Amount equals the greater of the current Guaranteed Withdrawal Amount or 8% of the new Benefit Base.
Impact of Step-Ups on Rider Fees. Each time we increase the Benefit Base, we also increase the dollar amount of the Rider fee. The new Rider fee will be based on the new Benefit Base. We reserve the right to increase the rate of the fee on any Step-Up Date, up to a maximum rate of 0.95%. If we decide to increase the rate at the effective date of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-Up (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If you decline the Step-Up, the fee rate will not be increased.
Declination of Step-Ups. If you decline an automatic Step-Up, you will have the option to elect to step up the Benefit Base (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base at that time, we will thereafter resume automatic Step-Ups.
Withdrawals, Distributions and Settlements
Overview. Although the Rider guarantees a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Guaranteed Withdrawal Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Guaranteed Withdrawal Amount could be significantly reduced.
We reduce your Contract Value each time you take a withdrawal. We may reduce the Benefit Base and Guaranteed Withdrawal Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Guaranteed Withdrawal Amount values.
Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider. Your future Guaranteed Withdrawal Amount could be significantly reduced if your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.
An Excess Withdrawal under a Principal Returns Rider is a withdrawal (including applicable withdrawal charges) you take that, together with all other withdrawals (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Guaranteed Withdrawal Amount at the time of the withdrawal.
We do not consider withdrawals under our Life Expectancy Distribution program to result in Excess Withdrawals under the Rider unless you take additional withdrawals outside of that program.
Impact of Withdrawals. We decrease the Benefit Base each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we decrease the Benefit Base by the amount of the withdrawals. If an Excess Withdrawal is the result of your total withdrawals during a Contract Year exceeding the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we automatically recalculate, and in most cases reduce, the Benefit Base to equal the lesser of:
•	the Contract Value immediately after the withdrawal; or
•	the Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal.
Each time we recalculate the Benefit Base, we also recalculate, and in most cases reduce, the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount equals the lesser of:
•	the Guaranteed Withdrawal Amount prior to the withdrawal; or
•	8% of the greater of: (a) the Contract Value after the withdrawal; or (b) the new Benefit Base value.
We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.
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If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we recalculate amounts we guarantee for future withdrawals. We may recalculate and reduce the Benefit Base and Guaranteed Withdrawal Amount by amounts that exceed the amount of your withdrawals. A recalculation also may reduce the total amount guaranteed to an amount less than the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount values.
Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with a Principal Returns Rider, you may be able to pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide automatic payment of withdrawals. The full allowable amount is based on the Guaranteed Withdrawal Amount (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).
Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution Program is available with the Principal Returns Rider (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).
Each withdrawal under our automatic Life Expectancy Distribution Program reduces your Contract Value and Benefit Base. We do not allow any further withdrawals under the program if both the Contract Value and the Benefit Base are depleted to zero.
If you begin taking Life Expectancy Distributions during the first 10 Contract Years, you no longer qualify for the Rider’s Accumulation Benefit at your 10th Contract Anniversary.
Settlement Phase. The Settlement Phase under the Rider begins if:
•	the Contract Value reduces to zero at any time during a Contract Year, and
•	there were no Excess Withdrawals during that Contract Year, and
•	the Benefit Base is still greater than zero at the time.
Settlement Payments during Principal Returns Settlement Phase. At the beginning of the Principal Returns Settlement Phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Benefit Base depletes to zero (see “Life Expectancy Distribution Program”). If the Guaranteed Withdrawal Amount or the Life Expectancy Distribution, if applicable, for a Contract Year exceeds the Benefit Base, however, then the settlement payment for that Contract Year will be limited to the Benefit Base. The settlement payments will be paid no less frequently than annually. If any Owner dies during the Settlement Phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions described in “Accumulation Period Provisions – Death Benefit During Accumulation Period” section of the Prospectus.
This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under our current administrative procedures and the Principal Returns Rider continues (as described in “Impact of Death Benefits” below) and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in the Settlement Phase are subject to the distribution provisions of the “Death Benefit Before Maturity Date” section of the Contract, described in the “Accumulation Period Provisions – Death Benefit During Accumulation Period” provision of the Prospectus.
Impact of Death Benefits. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, the Principal Returns Rider will end if the Beneficiary takes the death benefit as a lump sum under our current administrative procedures.
Continuation of Principal Returns. If the Beneficiary elects not to take the death benefit as a lump sum, then the Principal Returns Rider:
•	Continues if the Benefit Base is greater than zero.
•	Steps up the Benefit Base to equal the death benefit if the death benefit on the date of determination is greater than the Benefit Base.
•	Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the Benefit Base is still greater than zero. (Death benefit distributions will be treated as withdrawals. Some methods of death benefit distribution may result in distribution amounts that exceed the Guaranteed Withdrawal Amount and the Life
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Expectancy Distribution amount. In such cases, we may recalculate and reduce the Benefit Base, and reduce the Guaranteed Minimum Withdrawal Benefit provided under this Rider).
•	Continues to impose the Rider fee.
•	Continues to be eligible for any remaining Step-Ups, but we will change the date we determine and apply these benefits to the future anniversaries of the date we determine the initial death benefit. Remaining eligible Step-Up Dates will also be measured beginning from the death benefit determination date.
•	Ends any remaining Step-Ups on the Age 95 Contract Anniversary date based on the date the deceased owner would have turned age 95, unless the Beneficiary is older than the deceased owner. If so, any remaining Step-Ups end on the Age 95 Contract Anniversary date based on the birthdate of the Beneficiary.
If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and the Principal Returns Rider continues, we will determine the annual Rider fee (and the Adjusted Benefit Base) based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.
Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Returns Rider. If the Beneficiary is the deceased Owner’s Spouse, the surviving Spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. An individual Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.
Termination of Rider
You may not terminate the Principal Returns Rider once it is in effect. The Rider terminates automatically, however, upon the earliest of:
•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or
•	the date the Benefit Base and the Contract Value both deplete to zero; or
•	the date an Annuity Option under the Contract begins; or
•	the date a new guaranteed minimum withdrawal benefit Rider becomes effective under any Rider exchange program that we may make available; or
•	termination of the Contract.
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Appendix D: Optional Guaranteed Minimum Income Benefits
This Appendix provides a general description of the optional guaranteed minimum income benefit Riders that may have been available at the time you purchased a Wealthmark Contract. If you purchased an optional guaranteed minimum income benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.
You should carefully review your Contract, including any attached Riders, for complete information on benefits, conditions and limitations of any guaranteed minimum income benefit Riders applicable to your Contract. You should also carefully review “VII. Federal Tax Matters” for information about optional benefit Riders.
The following is a list of the various optional guaranteed minimum income benefits that may have been available to you at issue. Not all Riders were available at the same time or in all states.
John Hancock USA
Guaranteed Retirement Income Benefit* II
Guaranteed Retirement Income Benefit* III
John Hancock New York
Guaranteed Retirement Income Benefit* II
*	May also, in marketing and other materials, be referred to as “Guaranteed Retirement Income Programs.”
The optional Guaranteed Retirement Income Benefits guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying an Income Base to the Monthly Income Factors described in the Guaranteed Retirement Income Benefit Rider. If the Guaranteed Retirement Income Benefit is exercised and the monthly annuity payments available under the Contract are greater than the monthly annuity payments provided by Guaranteed Retirement Income Benefit, we will pay the monthly annuity payments available under the Contract. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders are irrevocable and may only be terminated as described below.
John Hancock USA
Availability of Guaranteed Retirement Income Benefits
John Hancock USA offered two versions of the Guaranteed Retirement Income Benefit. Guaranteed Retirement Income Benefit II was available for Contracts issued between July 2001 and May 2003 (beginning and end dates may vary by state). Guaranteed Retirement Income Benefit III was available for Contracts issued between May 2003 and May 2004 (beginning and end dates may vary by state). We describe differences between Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III below.
Conditions of Exercise. The Guaranteed Retirement Income Benefit may be exercised subject to the following conditions:
•	may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and
•	must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the 10th Contract Anniversary, if later.
Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III
The Income Base applied in determining the amount of Guaranteed Retirement Income Benefit annuity payments is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.
The Income Base is used solely for purposes of calculating the Guaranteed Retirement Income Benefit monthly annuity payments and does not provide a Contract Value or guarantee performance of any Investment Option.
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Growth Factor Income Base:
The Growth Factor Income Base is equal to (a) less (b), where:
(a)  is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and
(b)  is the sum of Income Base reductions (defined below) in connection with withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.
Guaranteed Retirement Income Benefit II Growth Factor: The growth factor for Guaranteed Retirement Income Benefit II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has turned age 85.
Guaranteed Retirement Income Benefit III Growth Factor: The growth factor is 5% per annum if the oldest Annuitant is 75 or younger at issue, and 3% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has turned age 85.
Step-Up Income Base: The Step-Up Income Base is equal to the greatest anniversary value after the effective date of the Guaranteed Retirement Income Benefit and prior to the oldest Annuitant’s turning age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with withdrawals since the last day of the Contract Year.
Guaranteed Retirement Income Benefit II Income Base Reductions: Withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.
Guaranteed Retirement Income Benefit III Income Base Reductions: If total withdrawals taken during a Contract Year are no greater than the Annual Withdrawal Limit then the Withdrawal Reduction reduces the Growth Factor Income Base on the next Contract Anniversary by the dollar amount of the withdrawal. If total withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal. In any Contract Year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous Contract Anniversary by the growth factor indicated below.
Withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.
Monthly Income Factors: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see “V. Description of the Contract – Pay-out Period Provisions – Annuity Options”).
Life Annuity with a 10-Year Period Certain – Available for both Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III.
Joint and Survivor Life Annuity with a 20-Year Period Certain – Available for Contracts with Guaranteed Retirement Income Benefit II issued prior to January 27, 2003 (availability may vary by state).
Joint and Survivor Life Annuity with a 10-Year Period Certain - Available for Guaranteed Retirement Income Benefit III and for Contracts issued with Guaranteed Retirement Income Benefit II on or after January 27, 2003 (availability may vary by state).
The Monthly Income Factors are described in the Guaranteed Retirement Income Benefit Rider. When you exercise the Guaranteed Retirement Income Benefit, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)
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If your Contract has been issued with a Guaranteed Retirement Income Benefit Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.
Guaranteed Retirement Income Benefit Fee
The risk assumed by us associated with a Guaranteed Retirement Income Benefit is that annuity benefits payable under a Guaranteed Retirement Income Benefit are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the “Guaranteed Retirement Income Benefit Fee”). On or before the Maturity Date, the Guaranteed Retirement Income Benefit Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Benefit Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Benefit Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.
Guaranteed Retirement Income Benefit Rider	Annual Fee
Guaranteed Retirement Income Benefit II	0.45%
Guaranteed Retirement Income Benefit III	0.50%
If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Benefit Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Benefit Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Benefit Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Benefit Fee, the commencement of annuity payments will be treated as a full withdrawal.
Termination of Guaranteed Retirement Income Benefit
A Guaranteed Retirement Income Benefit will terminate upon the earliest to occur of:
•	the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the tenth Contract Anniversary, if later;
•	the termination of the Contract for any reason; or
•	the exercise of the Guaranteed Retirement Income Benefit.
Qualified Plans
The use of a Guaranteed Retirement Income Benefit is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if a Guaranteed Retirement Income Benefit is not exercised under a Qualified Plan while you are alive, your Beneficiary may be unable to exercise the benefit under a Guaranteed Retirement Income Benefit. Changes in federal tax laws may also limit a Beneficiary’s ability to receive benefits under the Guaranteed Retirement Income Program.
Hence, you should consider that because (a) a Guaranteed Retirement Income Benefit may not be exercised until the 10th Contract Anniversary after its election and (b) the election of a Guaranteed Retirement Income Benefit is irrevocable, there can be circumstances under a Qualified Plan in which a Guaranteed Retirement Income Benefit fee (discussed above) will be imposed, even though a Guaranteed Retirement Income Benefit may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your own qualified tax professional.
In addition, the presence of an optional benefit, such as a Guaranteed Retirement Income Benefit, could affect the amount of the required minimum distribution that must be made under your Contract.
In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of Guaranteed Retirement Income Benefit, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.
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Guaranteed Retirement Income Benefits do not provide Contract Value or guarantee performance of any Investment Option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of Contract Value at current annuity factors. Therefore, Guaranteed Retirement Income Benefits should be regarded as a safety net. As described above under “Income Base,” withdrawals will reduce the Guaranteed Retirement Income Benefit.
John Hancock New York
Availability of Guaranteed Retirement Income Benefit
John Hancock New York offered Guaranteed Retirement Income Benefit II for Contracts issued between December 2, 2002 and June 11, 2004.
Conditions of Exercise. The Guaranteed Retirement Income Benefit may be exercised subject to the following conditions:
•	may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and
•	must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the 10th Contract Anniversary, if later.
Income Base
The Income Base applied in determining the amount of Guaranteed Retirement Income Benefit annuity payments is the greater of (i) the Growth Factor Income Base (Guaranteed Retirement Income Benefit II only) or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.
The Income Base is used solely for purposes of calculating the Guaranteed Retirement Income Benefit monthly annuity payments and does not provide a Contract Value or guarantee performance of any Investment Option.
Growth Factor Income Base (Guaranteed Retirement Income Benefit II only): The Growth Factor Income Base is equal to (a) less (b), where:
(a)  is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and
(b)  is the sum of Income Base reductions (defined below) in connection with withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.
Growth Factor: The growth factor for Guaranteed Retirement Income Benefit II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has turned age 85.
Step-Up Income Base: The Step-Up Income Base is equal to the greatest anniversary value after the effective date of the Guaranteed Retirement Income Benefit and prior to the oldest Annuitant’s turning age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with withdrawals since the last day of the Contract Year.
Income Base Reductions: Withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.
Withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.
Monthly Income Factors: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see “V. Description of the Contract – Pay-out Period Provisions – Annuity Options”):
•	Life Annuity with a 10-Year Period Certain;
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•	Joint and Survivor Life Annuity with a 20-Year Period Certain.
The Monthly Income Factors are described in the Guaranteed Retirement Income Benefit Rider. When you exercise the Guaranteed Retirement Income Benefit, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)
If your Contract has been issued with a Guaranteed Retirement Income Benefit Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.
Guaranteed Retirement Income Benefit Fee
The risk assumed by us associated with a Guaranteed Retirement Income Benefit is that annuity benefits payable under a Guaranteed Retirement Income Benefit are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the “Guaranteed Retirement Income Benefit Fee”). On or before the Maturity Date, the Guaranteed Retirement Income Benefit Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Benefit Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Benefit Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.
Guaranteed Retirement Income Benefit Rider	Annual Fee
Guaranteed Retirement Income Benefit II	0.45%
If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Benefit Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Benefit Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Benefit Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Benefit Fee, the commencement of annuity payments will be treated as a full withdrawal.
Termination of Guaranteed Retirement Income Benefit
The Guaranteed Retirement Income Benefit will terminate upon the earliest to occur of:
•	the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the tenth Contract Anniversary, if later;
•	the termination of the Contract for any reason; or
•	the exercise of the Guaranteed Retirement Income Benefit.
Qualified Plans
The use of the Guaranteed Retirement Income Benefit is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if the Guaranteed Retirement Income Benefit is not exercised under a Qualified Plan while you are alive, your Beneficiary may be unable to exercise the benefit under the Guaranteed Retirement Income Benefit. Changes in federal tax laws may also limit a Beneficiary’s ability to receive benefits under the Guaranteed Retirement Income Program.
You should consider that because (a) the Guaranteed Retirement Income Benefit may not be exercised until the 10th Contract Anniversary after its election and (b) the election of the Guaranteed Retirement Income Benefit is irrevocable, there can be circumstances under a Qualified Plan in which a Guaranteed Retirement Income Benefit fee (discussed above) will be imposed, even though the Guaranteed Retirement Income Benefit may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your own qualified tax professional.
In addition, the presence of an optional benefit, such as a Guaranteed Retirement Income Benefit, could affect the amount of the required minimum distribution that must be made under your Contract.
In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the
D-5

joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of a Guaranteed Retirement Income Benefit, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.
Guaranteed Retirement Income Benefits do not provide Contract Value or guarantee performance of any Investment Option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of Contract Value at current annuity factors. Therefore, Guaranteed Retirement Income Benefits should be regarded as a safety net. As described above under “Income Base,” withdrawals will reduce the Guaranteed Retirement Income Benefit.
D-6

Appendix U: Tables of Accumulation Unit Values
The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of accumulation units for each Variable Investment Option during the periods shown.
We use accumulation units to measure the value of your investment in a particular Variable Investment Option. Each accumulation unit reflects the value of underlying shares of a particular Portfolio (including dividends and distributions made by that Portfolio), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see “III. Fee Tables” for additional information on these charges).
The table contains information on different classes of accumulation units because we deduct different levels of daily charges. In particular, the table shows accumulation units reflecting the daily charges for:
•	Wealthmark Contracts with no optional benefit Riders;
•	Wealthmark Contracts with the Enhanced Earnings optional benefit Rider; and
•	Wealthmark Contracts with the Payment Enhancement optional benefit Rider.
Please note that fees for the Guaranteed Retirement Income Program II, Guaranteed Retirement Income Program III, Accelerated Beneficiary Protection Death Benefit and the GMWB Riders are deducted from Contract Value and, therefore, are not reflected in the accumulation unit values.
U-1

Wealthmark ALL

John Hancock Life Insurance Company (U.S.A.) Separate Account H

John Hancock Life Insurance Company of New York Separate Account A

Accumulation Unit Values- Wealthmark Variable Annuity

	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10
500 Index Trust (formerly 500 Index Trust B) - NAV Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	22.127	23.534	19.635	17.835	17.881	15.986	12.279	10.754	10.705	9.452
Value at End of Year	28.618	22.127	23.534	19.635	17.835	17.881	15.986	12.279	10.754	10.705
Wealthmark No. of Units	451,597	546,761	677,210	771,482	933,615	1,129,264	1,469,596	1,884,181	2,242,696	2,597,793
NY Wealthmark No. of Units	61,370	70,002	85,386	99,432	104,422	136,304	177,445	232,630	258,634	290,018
Wealthmark Contracts with EER
Value at Start of Year	21.617	23.038	19.259	17.529	17.609	15.774	12.140	10.654	10.627	9.401
Value at End of Year	27.902	21.617	23.038	19.259	17.529	17.609	15.774	12.140	10.654	10.627
No. of Units	50,326	59,802	68,839	100,234	113,111	118,631	164,210	195,885	211,814	249,107
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	21.242	22.672	18.982	17.302	17.407	15.617	12.038	10.580	10.569	9.364
Value at End of Year	27.377	21.242	22.672	18.982	17.302	17.407	15.617	12.038	10.580	10.569
No. of Units	4,154	4,170	16,065	16,078	15,494	14,810	17,021	16,738	24,007	23,630
Active Bond Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	19.084	19.511	18.910	18.397	18.682	17.774	18.017	16.690	16.012	14.281
Value at End of Year	20.517	19.084	19.511	18.910	18.397	18.682	17.774	18.017	16.690	16.012
Wealthmark No. of Units	182,747	201,288	242,335	280,107	315,495	375,896	455,572	553,865	646,738	885,812
NY Wealthmark No. of Units	25,603	30,181	31,992	34,950	38,857	43,011	53,199	65,908	71,144	83,867
Wealthmark Contracts with EER
Value at Start of Year	18.569	19.022	18.473	18.009	18.324	17.468	17.742	16.469	15.832	14.148
Value at End of Year	19.924	18.569	19.022	18.473	18.009	18.324	17.468	17.742	16.469	15.832
No. of Units	28,543	29,474	35,438	47,442	48,444	55,447	65,998	74,575	75,777	91,157
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	18.192	18.664	18.153	17.722	18.060	17.242	17.539	16.305	15.697	14.049
Value at End of Year	19.490	18.192	18.664	18.153	17.722	18.060	17.242	17.539	16.305	15.697
No. of Units	6,220	7,362	11,844	11,911	11,589	11,405	12,495	12,128	13,854	14,637
All Cap Core Trust (merged into Total Stock Market Index Trust eff 04-28-2017) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	28.391	26.084	25.842	23.942	18.113	15.784	15.984	14.368
Value at End of Year	—	—	—	28.391	26.084	25.842	23.942	18.113	15.784	15.984
Wealthmark No. of Units	—	—	—	44,139	44,801	53,166	77,283	122,059	132,070	149,215
NY Wealthmark No. of Units	—	—	—	10,365	10,540	10,725	14,937	17,427	18,098	18,765
Wealthmark Contracts with EER
Value at Start of Year	—	—	27.572	25.382	25.196	23.391	17.731	15.483	15.710	14.150
Value at End of Year	—	—	—	27.572	25.382	25.196	23.391	17.731	15.483	15.710
No. of Units	—	—	—	18,652	17,977	2,994	22,630	23,889	24,662	26,297
American Asset Allocation Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	24.644	26.325	23.075	21.485	21.591	20.874	17.192	15.097	15.180	13.756
Value at End of Year	29.324	24.644	26.325	23.075	21.485	21.591	20.874	17.192	15.097	15.180
Wealthmark No. of Units	84,830	94,093	96,144	102,879	102,850	98,537	91,483	119,244	155,379	167,304
NY Wealthmark No. of Units	12,417	12,759	17,842	16,230	16,881	18,031	17,273	17,738	18,174	19,414
Wealthmark Contracts with EER
Value at Start of Year	25.749	27.561	24.207	22.584	22.741	22.030	18.180	15.997	16.116	14.634
Value at End of Year	30.578	25.749	27.561	24.207	22.584	22.741	22.030	18.180	15.997	16.116
No. of Units	6,747	10,833	11,199	13,031	13,877	17,566	23,684	15,430	20,586	18,080
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	25.302	27.124	23.858	22.292	22.480	21.810	18.026	15.885	16.028	14.576
Value at End of Year	30.002	25.302	27.124	23.858	22.292	22.480	21.810	18.026	15.885	16.028
No. of Units	198	318	326	334	343	352	593	607	622	639

U- 2

Wealthmark ALL

	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10
American Bond Trust (merged into Bond Trust eff 10-28-2011) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.967
Value at End of Year	—	—	—	—	—	—	—	—	—	13.550
Wealthmark No. of Units	—	—	—	—	—	—	—	—	—	54,438
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	—	2,033
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.853
Value at End of Year	—	—	—	—	—	—	—	—	—	13.403
No. of Units	—	—	—	—	—	—	—	—	—	15,602
American Global Growth Trust - Series II Shares (units first credited 11-12-2007)
Contracts with no Optional Benefits
Value at Start of Year	19.967	22.366	17.323	17.550	16.712	16.645	13.143	10.926	12.229	11.155
Value at End of Year	26.513	19.967	22.366	17.323	17.550	16.712	16.645	13.143	10.926	12.229
Wealthmark No. of Units	43,520	43,269	57,724	61,990	73,343	79,692	103,165	91,880	98,873	94,819
NY Wealthmark No. of Units	3,628	4,004	3,780	2,893	2,965	3,103	7,490	5,576	4,994	5,017
Wealthmark Contracts with EER
Value at Start of Year	19.506	21.893	16.991	17.248	16.457	16.424	12.995	10.824	12.140	11.095
Value at End of Year	25.849	19.506	21.893	16.991	17.248	16.457	16.424	12.995	10.824	12.140
No. of Units	1,880	2,416	3,864	2,815	2,837	17,679	21,881	43,964	41,610	42,491
American Global Small Capitalization Trust (merged into American Global Growth Trust eff 04-26-2013) - Series II Shares (units first credited 11-12-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	10.737	9.268	11.694	9.732
Value at End of Year	—	—	—	—	—	—	—	10.737	9.268	11.694
Wealthmark No. of Units	—	—	—	—	—	—	—	54,847	55,155	66,748
NY Wealthmark No. of Units	—	—	—	—	—	—	—	3,814	5,677	9,863
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	10.616	9.182	11.608	9.680
Value at End of Year	—	—	—	—	—	—	—	10.616	9.182	11.608
No. of Units	—	—	—	—	—	—	—	3,065	3,634	3,089
American Growth Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	41.079	41.959	33.310	30.981	29.542	27.749	21.734	18.801	20.025	17.190
Value at End of Year	52.739	41.079	41.959	33.310	30.981	29.542	27.749	21.734	18.801	20.025
Wealthmark No. of Units	60,486	68,309	85,678	100,682	112,797	130,813	158,568	247,023	271,190	290,602
NY Wealthmark No. of Units	2,123	2,136	—	—	1,171	1,178	1,773	2,309	2,435	4,686
Wealthmark Contracts with EER
Value at Start of Year	39.811	40.747	32.412	30.206	28.861	27.164	21.318	18.479	19.721	16.962
Value at End of Year	51.010	39.811	40.747	32.412	30.206	28.861	27.164	21.318	18.479	19.721
No. of Units	3,610	3,805	3,499	3,672	3,732	4,128	7,681	11,832	11,846	15,401
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	38.887	39.860	31.754	29.638	28.360	26.733	21.011	18.240	19.496	16.793
Value at End of Year	49.751	38.887	39.860	31.754	29.638	28.360	26.733	21.011	18.240	19.496
No. of Units	193	1,124	1,133	1,140	1,149	1,158	1,392	1,406	4,976	4,177
American Growth-Income Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	34.543	35.845	29.821	27.230	27.350	25.188	19.228	16.675	17.299	15.827
Value at End of Year	42.798	34.543	35.845	29.821	27.230	27.350	25.188	19.228	16.675	17.299
Wealthmark No. of Units	47,553	52,417	67,167	73,233	73,712	83,676	103,542	127,062	136,480	164,342
NY Wealthmark No. of Units	778	553	1,160	1,350	1,653	761	357	1,314	1,152	2,017
Wealthmark Contracts with EER
Value at Start of Year	33.478	34.810	29.018	26.549	26.720	24.656	18.860	16.389	17.036	15.617
Value at End of Year	41.395	33.478	34.810	29.018	26.549	26.720	24.656	18.860	16.389	17.036
No. of Units	2,283	2,318	2,447	2,980	3,008	3,959	5,706	7,911	8,807	7,936

U- 3

Wealthmark ALL

	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10
American High-Income Bond Trust (merged into High Yield Trust eff 04-26-2013) - Series II Shares (units first credited 11-12-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	13.747	13.758	12.182
Value at End of Year	—	—	—	—	—	—	—	15.314	13.747	13.758
Wealthmark No. of Units	—	—	—	—	—	—	—	54,626	55,585	56,822
NY Wealthmark No. of Units	—	—	—	—	—	—	—	2,951	1,920	2,892
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	13.619	13.657	12.117
Value at End of Year	—	—	—	—	—	—	—	15.141	13.619	13.657
No. of Units	—	—	—	—	—	—	—	4,542	4,602	148
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	13.524	13.582	12.069
Value at End of Year	—	—	—	—	—	—	—	15.013	13.524	13.582
No. of Units	—	—	—	—	—	—	—	2,536	2,695	12,033
American International Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	31.010	36.396	28.067	27.642	29.500	30.889	25.891	22.393	26.522	25.212
Value at End of Year	37.388	31.010	36.396	28.067	27.642	29.500	30.889	25.891	22.393	26.522
Wealthmark No. of Units	28,373	34,279	54,108	54,304	60,088	62,396	75,350	81,386	91,466	95,209
NY Wealthmark No. of Units	403	406	999	636	646	658	1,445	2,354	3,688	4,778
Wealthmark Contracts with EER
Value at Start of Year	30.053	35.344	27.311	26.950	28.820	30.237	25.395	22.009	26.119	24.878
Value at End of Year	36.163	30.053	35.344	27.311	26.950	28.820	30.237	25.395	22.009	26.119
No. of Units	2,089	2,097	2,081	7,439	7,712	8,744	9,956	10,270	11,318	5,355
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	29.355	34.575	26.757	26.443	28.320	29.757	25.030	21.725	25.820	24.631
Value at End of Year	35.270	29.355	34.575	26.757	26.443	28.320	29.757	25.030	21.725	25.820
No. of Units	147	235	241	247	254	261	439	449	460	472
American New World Trust (merged into Emerging Markets Value Trust eff 10-27-2017) - Series II Shares (units first credited 11-12-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	13.502	13.068	13.765	15.234	13.950	12.080	14.312	12.385
Value at End of Year	—	—	—	13.502	13.068	13.765	15.234	13.950	12.080	14.312
Wealthmark No. of Units	—	—	—	81,084	85,362	94,289	130,803	153,077	159,664	181,928
NY Wealthmark No. of Units	—	—	—	756	743	731	1,335	4,246	1,902	2,676
Wealthmark Contracts with EER
Value at Start of Year	—	—	13.243	12.843	13.556	15.032	13.793	11.968	14.207	12.319
Value at End of Year	—	—	—	13.243	12.843	13.556	15.032	13.793	11.968	14.207
No. of Units	—	—	—	12,043	12,481	3,359	6,242	6,199	8,350	7,434
Blue Chip Growth Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	39.958	39.816	29.696	29.930	27.387	25.507	18.341	15.751	15.777	13.800
Value at End of Year	51.037	39.958	39.816	29.696	29.930	27.387	25.507	18.341	15.751	15.777
Wealthmark No. of Units	30,488	29,720	74,032	82,754	95,866	94,151	106,771	107,874	117,972	75,380
NY Wealthmark No. of Units	3,500	3,622	2,721	2,929	3,257	445	—	54	86	69
Wealthmark Contracts with EER
Value at Start of Year	38.649	38.590	28.839	29.124	26.703	24.920	17.954	15.451	15.507	13.591
Value at End of Year	49.267	38.649	38.590	28.839	29.124	26.703	24.920	17.954	15.451	15.507
No. of Units	5,724	9,125	8,685	14,420	18,344	20,901	20,445	24,149	29,210	16,565
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	28.534	26.201	24.488	17.670	15.229	15.307	13.436
Value at End of Year	—	—	—	—	28.534	26.201	24.488	17.670	15.229	15.307
No. of Units	—	—	—	—	1,030	1,125	1,219	1,312	11,966	20,594
Bond Trust - Series II Shares (units first credited 10-28-2011)
Contracts with no Optional Benefits
Value at Start of Year	13.257	13.530	13.261	13.075	13.254	12.752	13.146	12.564	12.500	—
Value at End of Year	14.214	13.257	13.530	13.261	13.075	13.254	12.752	13.146	12.564	—
Wealthmark No. of Units	27,934	17,196	20,383	24,760	29,836	42,333	43,900	72,992	61,889	—
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	3,955	—

U- 4

Wealthmark ALL

	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10
Wealthmark Contracts with EER
Value at Start of Year	13.068	13.364	13.125	12.967	13.170	12.697	13.115	12.559	12.500	—
Value at End of Year	13.983	13.068	13.364	13.125	12.967	13.170	12.697	13.115	12.559	—
No. of Units	31,018	29,168	30,915	15,574	15,340	15,903	15,944	15,707	15,787	—
Capital Appreciation Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	35.603	36.470	27.152	27.888	25.439	23.566	17.431	15.261	15.502	14.090
Value at End of Year	46.570	35.603	36.470	27.152	27.888	25.439	23.566	17.431	15.261	15.502
Wealthmark No. of Units	16,841	11,517	11,763	13,667	19,165	17,488	21,596	25,267	29,732	33,574
NY Wealthmark No. of Units	—	—	—	—	375	338	279	868	28	—
Wealthmark Contracts with EER
Value at Start of Year	34.438	35.347	26.368	27.137	24.804	23.024	17.064	14.970	15.237	13.876
Value at End of Year	44.955	34.438	35.347	26.368	27.137	24.804	23.024	17.064	14.970	15.237
No. of Units	2,904	3,008	2,401	697	774	523	661	529	863	537
Capital Appreciation Value Trust - Series II Shares (units first credited 06-16-2008)
Contracts with no Optional Benefits
Value at Start of Year	24.417	24.737	21.815	20.513	19.793	17.915	14.899	13.198	13.009	11.610
Value at End of Year	29.879	24.417	24.737	21.815	20.513	19.793	17.915	14.899	13.198	13.009
Wealthmark No. of Units	155,304	165,992	165,521	180,596	136,386	118,262	60,924	70,072	74,896	82,334
NY Wealthmark No. of Units	11,125	8,051	10,057	11,643	8,925	1,136	—	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	—	—	21.445	20.206	19.536	17.718	14.765	13.105	12.943	11.574
Value at End of Year	—	—	—	21.445	20.206	19.536	17.718	14.765	13.105	12.943
No. of Units	—	—	—	1,931	1,388	1,436	900	929	4,140	4,209
Core Allocation Plus Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 06-16-2008)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	12.612	11.284	11.738	10.794
Value at End of Year	—	—	—	—	—	—	—	12.612	11.284	11.738
Wealthmark No. of Units	—	—	—	—	—	—	—	327	403	406
Core Allocation Trust (merged into Lifestyle Growth Trust eff 04-27-2012) - Series II Shares (units first credited 05-01-2009)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	15.916	16.418	15.037
Value at End of Year	—	—	—	—	—	—	—	—	15.916	16.418
Wealthmark No. of Units	—	—	—	—	—	—	—	—	16,784	10,618
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	18,588	20,799
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	16.363	—	15.017
Value at End of Year	—	—	—	—	—	—	—	—	—	16.363
No. of Units	—	—	—	—	—	—	—	—	—	4,387
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	15.768	12.500	—
Value at End of Year	—	—	—	—	—	—	—	—	15.768	—
No. of Units	—	—	—	—	—	—	—	—	3,279	—
Core Balanced Trust (merged into Lifestyle Growth Trust eff 04-27-2012) - Series II Shares (units first credited 05-01-2009)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	16.522	16.606	12.500
Value at End of Year	—	—	—	—	—	—	—	—	16.522	16.606
Wealthmark No. of Units	—	—	—	—	—	—	—	—	16,845	7,438
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	74	75
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	16.434	16.551	12.500
Value at End of Year	—	—	—	—	—	—	—	—	16.434	16.551
No. of Units	—	—	—	—	—	—	—	—	5,281	5,018
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	16.368	16.509	12.500
Value at End of Year	—	—	—	—	—	—	—	—	16.368	16.509
No. of Units	—	—	—	—	—	—	—	—	407	452

U- 5

Wealthmark ALL

	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10
Core Bond Trust - Series II Shares (units first credited 04-27-2015)
Contracts with no Optional Benefits
Value at Start of Year	17.220	17.603	17.296	17.105	12.500	—	—	—	—	—
Value at End of Year	18.347	17.220	17.603	17.296	17.105	—	—	—	—	—
Wealthmark No. of Units	58,136	67,075	72,292	91,152	91,308	—	—	—	—	—
NY Wealthmark No. of Units	155	156	157	158	159	—	—	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	16.756	17.162	16.897	16.744	12.500	—	—	—	—	—
Value at End of Year	17.816	16.756	17.162	16.897	16.744	—	—	—	—	—
No. of Units	11,927	7,250	10,902	12,549	13,247	—	—	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	16.415	16.839	16.603	16.478	12.500	—	—	—	—	—
Value at End of Year	17.428	16.415	16.839	16.603	16.478	—	—	—	—	—
No. of Units	448	717	737	755	775	—	—	—	—	—
Core Disciplined Diversification Trust (merged into Lifestyle Growth Trust eff 04-27-2012) - Series II Shares (units first credited 05-01-2009)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	16.466	17.034	15.396
Value at End of Year	—	—	—	—	—	—	—	—	16.466	17.034
Wealthmark No. of Units	—	—	—	—	—	—	—	—	47,829	31,923
Core Fundamental Holdings Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 05-01-2009)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	17.224	15.764	15.903	14.708
Value at End of Year	—	—	—	—	—	—	—	17.224	15.764	15.903
Wealthmark No. of Units	—	—	—	—	—	—	—	52,572	58,411	43,246
NY Wealthmark No. of Units	—	—	—	—	—	—	—	466	5,699	—
Core Global Diversification Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 05-01-2009)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	17.153	15.409	16.235	15.203
Value at End of Year	—	—	—	—	—	—	—	17.153	15.409	16.235
Wealthmark No. of Units	—	—	—	—	—	—	—	33,845	34,345	17,555
NY Wealthmark No. of Units	—	—	—	—	—	—	—	146	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	—	15.168
Value at End of Year	—	—	—	—	—	—	—	—	—	16.141
No. of Units	—	—	—	—	—	—	—	—	—	2,977
Core Strategy Trust (merged into Lifestyle Growth Portfolio eff 10-27-2017) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	18.952	17.969	18.291	17.514	14.920	13.478	13.667	12.355
Value at End of Year	—	—	—	18.952	17.969	18.291	17.514	14.920	13.478	13.667
Wealthmark No. of Units	—	—	—	423,013	507,945	580,835	835,395	859,517	972,874	1,138,663
NY Wealthmark No. of Units	—	—	—	52,058	64,360	72,377	86,609	112,122	124,630	139,308
Wealthmark Contracts with EER
Value at Start of Year	—	—	18.544	17.618	17.969	17.240	14.716	13.320	13.534	12.260
Value at End of Year	—	—	—	18.544	17.618	17.969	17.240	14.716	13.320	13.534
No. of Units	—	—	—	25,549	25,772	32,038	45,255	49,512	63,236	67,406
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	18.244	17.358	17.731	17.037	14.565	13.203	13.435	12.189
Value at End of Year	—	—	—	18.244	17.358	17.731	17.037	14.565	13.203	13.435
No. of Units	—	—	—	11,223	10,419	10,920	10,556	10,306	9,733	11,322
Disciplined Diversification Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 06-16-2008)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	13.653	12.298	12.763	11.435
Value at End of Year	—	—	—	—	—	—	—	13.653	12.298	12.763
Wealthmark No. of Units	—	—	—	—	—	—	—	519	629	633

U- 6

Wealthmark ALL

	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10
Disciplined Value International Trust (formerly International Value Trust) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	20.822	24.894	21.599	19.567	21.556	25.026	20.159	17.170	20.011	18.831
Value at End of Year	23.024	20.822	24.894	21.599	19.567	21.556	25.026	20.159	17.170	20.011
Wealthmark No. of Units	114,696	128,590	144,366	175,567	177,305	196,187	228,511	296,654	358,626	420,581
NY Wealthmark No. of Units	9,727	11,490	13,130	18,081	21,432	25,372	39,711	50,274	54,519	60,919
Wealthmark Contracts with EER
Value at Start of Year	20.140	24.128	20.975	19.040	21.018	24.450	19.734	16.842	19.668	18.545
Value at End of Year	22.225	20.140	24.128	20.975	19.040	21.018	24.450	19.734	16.842	19.668
No. of Units	20,634	20,780	21,549	29,794	33,331	34,956	37,455	42,000	49,732	49,633
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	19.644	23.568	20.520	18.654	20.623	24.027	19.422	16.600	19.415	18.333
Value at End of Year	21.644	19.644	23.568	20.520	18.654	20.623	24.027	19.422	16.600	19.415
No. of Units	1,410	1,328	1,297	1,364	1,373	1,340	3,262	3,370	5,759	6,502
DWS Equity 500 Index VIP (formerly Deutsche Equity 500 Index VIP) - Class B2 Shares (units first credited 09-16-2005)
Contracts with no Optional Benefits
Value at Start of Year	39.853	42.546	35.639	32.501	32.711	29.355	22.648	19.929	19.925	17.680
Value at End of Year	51.339	39.853	42.546	35.639	32.501	32.711	29.355	22.648	19.929	19.925
Wealthmark No. of Units	95,451	114,169	126,434	141,826	175,750	206,363	219,233	289,583	334,780	392,794
NY Wealthmark No. of Units	20,958	29,788	30,422	31,458	38,229	48,743	55,891	74,307	79,644	84,970
Wealthmark Contracts with EER
Value at Start of Year	38.579	41.269	34.638	31.652	31.920	28.702	22.189	19.564	19.600	17.426
Value at End of Year	49.599	38.579	41.269	34.638	31.652	31.920	28.702	22.189	19.564	19.600
No. of Units	17,891	22,268	27,807	37,526	38,441	41,869	47,526	53,000	49,050	56,982
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	37.651	40.337	33.906	31.029	31.339	28.222	21.851	19.295	19.359	17.237
Value at End of Year	48.332	37.651	40.337	33.906	31.029	31.339	28.222	21.851	19.295	19.359
No. of Units	779	798	822	843	866	892	915	937	961	988
Emerging Market Value Trust - Series II Shares (units first credited 10-27-2017)
Contracts with no Optional Benefits
Value at Start of Year	11.023	12.968	12.500	—	—	—	—	—	—	—
Value at End of Year	12.034	11.023	12.968	—	—	—	—	—	—	—
Wealthmark No. of Units	47,775	65,749	99,993	—	—	—	—	—	—	—
NY Wealthmark No. of Units	5,582	4,982	2,637	—	—	—	—	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	10.997	12.963	12.500	—	—	—	—	—	—	—
Value at End of Year	11.981	10.997	12.963	—	—	—	—	—	—	—
No. of Units	3,998	4,027	4,054	—	—	—	—	—	—	—
Equity Income Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	26.217	29.462	25.755	21.964	23.929	22.629	17.687	15.308	15.682	13.839
Value at End of Year	32.619	26.217	29.462	25.755	21.964	23.929	22.629	17.687	15.308	15.682
Wealthmark No. of Units	39,080	41,976	68,687	74,512	82,365	89,503	114,479	127,969	125,516	101,892
NY Wealthmark No. of Units	86	—	—	—	—	—	538	569	575	2,415
Wealthmark Contracts with EER
Value at Start of Year	25.358	28.555	25.011	21.373	23.331	22.108	17.314	15.015	15.413	13.629
Value at End of Year	31.487	25.358	28.555	25.011	21.373	23.331	22.108	17.314	15.015	15.413
No. of Units	3,352	3,614	4,133	5,967	4,495	4,597	5,506	32,007	32,951	18,015
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	22.893	21.725	17.040	14.800	15.215	13.474
Value at End of Year	—	—	—	—	20.940	22.893	21.725	17.040	14.800	15.215
No. of Units	—	—	—	—	988	1,078	1,169	1,258	1,345	9,776
Financial Industries Trust (formerly Financial Services Trust) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	22.504	26.732	23.568	20.049	20.936	19.582	15.219	13.100	14.706	13.315
Value at End of Year	29.184	22.504	26.732	23.568	20.049	20.936	19.582	15.219	13.100	14.706
Wealthmark No. of Units	4,720	14,566	16,149	15,761	24,412	22,903	28,445	23,716	24,799	47,814
NY Wealthmark No. of Units	212	1,041	1,914	2,252	2,815	2,034	2,215	912	—	—

U- 7

Wealthmark ALL

	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10
Wealthmark Contracts with EER
Value at Start of Year	21.767	25.909	22.888	19.510	20.413	19.131	14.898	12.850	14.453	13.113
Value at End of Year	28.172	21.767	25.909	22.888	19.510	20.413	19.131	14.898	12.850	14.453
No. of Units	1,108	1,563	1,218	1,555	1,615	1,429	1,471	1,496	2,573	1,922
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	14.267	12.963
Value at End of Year	—	—	—	—	—	—	—	—	12.665	14.267
No. of Units	—	—	—	—	—	—	—	—	4,745	4,745
Franklin Templeton Founding Allocation Trust (merged into Lifestyle Growth PS Series eff 10-21-2016) - Series II Shares (units first credited 05-01-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	17.904	19.313	19.050	15.545	13.588	14.018	12.872
Value at End of Year	—	—	—	—	17.904	19.313	19.050	15.545	13.588	14.018
Wealthmark No. of Units	—	—	—	—	41,062	52,148	54,552	69,080	83,744	91,984
NY Wealthmark No. of Units	—	—	—	—	726	710	2,119	2,166	2,219	2,356
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	18.820	20.342	20.105	16.439	14.398	14.884	13.694
Value at End of Year	—	—	—	—	18.820	20.342	20.105	16.439	14.398	14.884
No. of Units	—	—	—	—	1,835	1,930	4,073	4,170	7,836	27,323
Fundamental All Cap Core Trust (formerly Optimized All Cap Trust) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	35.479	41.522	33.043	30.993	30.269	28.019	20.962	17.240	17.892	15.219
Value at End of Year	47.646	35.479	41.522	33.043	30.993	30.269	28.019	20.962	17.240	17.892
Wealthmark No. of Units	327,468	387,171	451,125	517,295	609,714	737,768	1,014,306	1,383,388	1,647,582	1,924,303
NY Wealthmark No. of Units	41,816	46,828	50,455	55,856	60,214	84,151	102,073	127,120	138,436	162,782
Wealthmark Contracts with EER
Value at Start of Year	34.385	40.323	32.152	30.218	29.571	27.427	20.561	16.944	17.620	15.018
Value at End of Year	46.084	34.385	40.323	32.152	30.218	29.571	27.427	20.561	16.944	17.620
No. of Units	42,488	50,226	56,422	81,990	89,028	101,377	117,448	148,151	172,807	204,140
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	33.586	39.445	31.499	29.649	29.058	26.992	20.265	16.726	17.419	14.869
Value at End of Year	44.945	33.586	39.445	31.499	29.649	29.058	26.992	20.265	16.726	17.419
No. of Units	306	644	640	1,202	1,203	1,218	6,141	7,442	9,591	10,147
Fundamental Holdings Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 11-12-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	12.543	11.310	11.609	10.684
Value at End of Year	—	—	—	—	—	—	—	12.543	11.310	11.609
Wealthmark No. of Units	—	—	—	—	—	—	—	38,185	38,720	43,440
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	—	10.639
Value at End of Year	—	—	—	—	—	—	—	—	—	11.537
No. of Units	—	—	—	—	—	—	—	—	—	6,495
Fundamental Large Cap Value Trust (formerly Optimized Value Trust) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	23.815	29.181	25.249	23.287	23.925	21.977	16.870	13.772	13.742	12.320
Value at End of Year	31.841	23.815	29.181	25.249	23.287	23.925	21.977	16.870	13.772	13.742
Wealthmark No. of Units	159,828	263,039	327,234	377,770	440,709	508,458	210,024	276,948	322,732	378,211
NY Wealthmark No. of Units	58,008	63,970	66,060	73,876	79,597	94,150	72,652	84,182	89,591	104,065
Wealthmark Contracts with EER
Value at Start of Year	23.126	28.394	24.617	22.749	23.420	21.556	16.580	13.562	13.560	12.181
Value at End of Year	30.859	23.126	28.394	24.617	22.749	23.420	21.556	16.580	13.562	13.560
No. of Units	28,748	31,235	33,109	64,062	69,437	81,613	42,690	32,279	38,634	45,643
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	22.622	27.818	24.154	22.355	23.048	21.245	16.365	13.407	13.425	12.078
Value at End of Year	30.142	22.622	27.818	24.154	22.355	23.048	21.245	16.365	13.407	13.425
No. of Units	353	1,123	1,117	1,201	2,160	2,254	1,211	1,327	1,367	1,501

U- 8

Wealthmark ALL

	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10
Fundamental Value Trust (merged into Fundamental Large Cap Value Trust eff 11-07-14) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	21.966	16.724	14.986	15.827	14.219
Value at End of Year	—	—	—	—	—	—	21.966	16.724	14.986	15.827
Wealthmark No. of Units	—	—	—	—	—	—	462,680	614,907	725,150	817,093
NY Wealthmark No. of Units	—	—	—	—	—	—	52,395	57,632	61,542	74,474
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	21.461	16.371	14.699	15.556	14.003
Value at End of Year	—	—	—	—	—	—	21.461	16.371	14.699	15.556
No. of Units	—	—	—	—	—	—	52,831	61,209	68,532	104,919
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	21.089	16.112	14.488	15.356	13.844
Value at End of Year	—	—	—	—	—	—	21.089	16.112	14.488	15.356
No. of Units	—	—	—	—	—	—	2,668	2,926	2,992	11,308
Global Diversification Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 11-12-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	12.609	11.067	12.008	10.843
Value at End of Year	—	—	—	—	—	—	—	12.609	11.067	12.008
Wealthmark No. of Units	—	—	—	—	—	—	—	57,792	87,336	87,888
NY Wealthmark No. of Units	—	—	—	—	—	—	—	558	573	545
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	12.480	10.975	11.933	10.797
Value at End of Year	—	—	—	—	—	—	—	12.480	10.975	11.933
No. of Units	—	—	—	—	—	—	—	1,134	4,233	4,204
Global Trust (formerly Global Equity Trust) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	20.576	24.450	20.900	19.402	21.069	21.982	17.039	14.222	15.378	14.500
Value at End of Year	23.502	20.576	24.450	20.900	19.402	21.069	21.982	17.039	14.222	15.378
Wealthmark No. of Units	121,237	155,800	210,443	238,357	266,685	321,028	324,034	422,752	503,184	561,863
NY Wealthmark No. of Units	14,126	16,377	18,532	20,120	22,595	42,308	59,552	66,684	77,463	81,663
Wealthmark Contracts with EER
Value at Start of Year	19.902	23.697	20.297	18.880	20.543	21.476	16.680	13.950	15.115	14.280
Value at End of Year	22.687	19.902	23.697	20.297	18.880	20.543	21.476	16.680	13.950	15.115
No. of Units	16,750	17,583	18,217	23,511	24,783	43,280	47,698	39,221	45,222	52,400
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	19.411	23.147	19.856	18.497	20.157	21.105	16.415	13.750	14.920	14.117
Value at End of Year	22.094	19.411	23.147	19.856	18.497	20.157	21.105	16.415	13.750	14.920
No. of Units	1,155	1,213	1,193	1,200	1,194	1,185	1,321	1,468	3,857	3,904
Health Sciences Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	74.651	75.317	60.017	68.212	61.490	47.403	31.881	24.559	22.560	19.813
Value at End of Year	94.516	74.651	75.317	60.017	68.212	61.490	47.403	31.881	24.559	22.560
Wealthmark No. of Units	18,937	20,400	26,820	29,932	40,530	42,641	51,616	47,836	46,741	44,725
NY Wealthmark No. of Units	172	173	1,520	1,940	1,937	1,671	1,863	1,605	2,523	1,309
Wealthmark Contracts with EER
Value at Start of Year	72.207	72.998	58.285	66.376	59.955	46.312	31.209	24.090	22.173	19.513
Value at End of Year	91.239	72.207	72.998	58.285	66.376	59.955	46.312	31.209	24.090	22.173
No. of Units	616	1,316	899	1,128	3,183	3,932	2,173	1,529	1,630	169
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	70.426	71.305	57.018	65.031	58.829	45.510	30.715	23.744	21.888	19.290
Value at End of Year	88.855	70.426	71.305	57.018	65.031	58.829	45.510	30.715	23.744	21.888
No. of Units	161	258	265	272	279	287	483	494	3,805	4,037
High Yield Trust - Series II Shares (units first credited 5-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	26.221	27.458	25.990	22.690	25.160	25.577	23.938	20.423	12.647	18.375
Value at End of Year	29.863	26.221	27.458	25.990	22.690	25.160	25.577	23.938	20.423	12.647
Wealthmark No. of Units	26,261	28,507	35,054	35,916	41,132	77,556	100,127	90,942	85,516	77,664
NY Wealthmark No. of Units	451	453	456	—	1,084	1,478	2,326	869	1,093	1,582
U- 9

Wealthmark ALL

	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10
Wealthmark Contracts with EER
Value at Start of Year	25.362	26.612	25.240	22.079	24.532	24.989	23.434	20.033	12.554	18.097
Value at End of Year	28.828	25.362	26.612	25.240	22.079	24.532	24.989	23.434	20.033	12.554
No. of Units	2,606	2,656	5,024	3,708	5,002	5,126	3,299	3,915	1,840	2,679
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	25.995	24.692	21.632	24.071	24.556	23.063	19.746	12.485	17.891
Value at End of Year	—	—	25.995	24.692	21.632	24.071	24.556	23.063	19.746	12.485
No. of Units	—	—	288	775	2,359	2,598	2,832	1,452	1,557	562
International Core Trust (merged into International Value Trust eff 10-21-2016) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	17.531	18.837	20.522	16.678	14.731	16.561	15.354
Value at End of Year	—	—	—	—	17.531	18.837	20.522	16.678	14.731	16.561
Wealthmark No. of Units	—	—	—	—	20,214	18,749	19,391	19,198	25,581	32,243
NY Wealthmark No. of Units	—	—	—	—	696	—	162	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	17.059	18.366	20.049	16.327	14.449	16.277	15.121
Value at End of Year	—	—	—	—	17.059	18.366	20.049	16.327	14.449	16.277
No. of Units	—	—	—	—	312	315	350	353	362	4,911
International Equity Index Trust A (merged into International Equity Index Trust B eff 11-02-2012) - Series II Shares (units first credited 05-03-2010)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	9.221	10.872	12.500
Value at End of Year	—	—	—	—	—	—	—	—	9.221	10.872
Wealthmark No. of Units	—	—	—	—	—	—	—	—	1,093,449	1,191,071
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	85,399	93,044
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	9.135	10.792	12.500
Value at End of Year	—	—	—	—	—	—	—	—	9.135	10.792
No. of Units	—	—	—	—	—	—	—	—	128,132	138,853
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	9.071	10.733	12.500
Value at End of Year	—	—	—	—	—	—	—	—	9.071	10.733
No. of Units	—	—	—	—	—	—	—	—	2,594	2,966
International Equity Index Trust (formerly International Equity Index Trust B) - NAV Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	11.587	13.680	10.885	10.570	11.380	12.093	10.707	16.075	19.049	9.893
Value at End of Year	13.876	11.587	13.680	10.885	10.570	11.380	12.093	10.707	16.075	19.049
Wealthmark No. of Units	355,703	366,190	419,715	460,450	499,630	591,545	759,344	942,841	17,462	25,218
NY Wealthmark No. of Units	18,665	22,136	25,884	28,088	32,667	49,466	62,562	72,559	—	—
Wealthmark Contracts with EER
Value at Start of Year	11.319	13.392	10.677	10.388	11.206	11.933	10.586	15.830	18.797	9.841
Value at End of Year	13.528	11.319	13.392	10.677	10.388	11.206	11.933	10.586	15.830	18.797
No. of Units	61,740	68,301	75,050	89,836	86,814	99,480	115,236	123,354	1,871	1,844
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	11.123	13.179	10.523	10.254	11.078	11.814	10.496	9.801	—	9.801
Value at End of Year	13.274	11.123	13.179	10.523	10.254	11.078	11.814	10.496	—	9.801
No. of Units	64	62	59	64	61	58	1,186	1,149	—	—
International Growth Stock Trust (merged into International Equity Index Trust eff 11-01-2019) - Series II Shares (units first credited 11-02-2012)
Contracts with no Optional Benefits
Value at Start of Year	14.149	16.805	14.011	14.417	15.000	15.211	12.977	12.500	—	—
Value at End of Year	—	14.149	16.805	14.011	14.417	15.000	15.211	12.977	—	—
Wealthmark No. of Units	—	40,897	43,729	40,270	40,316	42,279	42,207	43,180	—	—
NY Wealthmark No. of Units	—	745	930	183	184	185	186	188	—	—
Wealthmark Contracts with EER
Value at Start of Year	13.975	16.632	13.894	14.326	14.936	15.176	12.973	12.500	—	—
Value at End of Year	—	13.975	16.632	13.894	14.326	14.936	15.176	12.973	—	—
No. of Units	—	1,657	803	20,427	21,352	1,041	1,081	779	—	—

U- 10

Wealthmark ALL

	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10
International Opportunities Trust (merged into International Growth Stock Trust eff 11-02-2012) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	13.503	16.326	14.601
Value at End of Year	—	—	—	—	—	—	—	—	13.503	16.326
Wealthmark No. of Units	—	—	—	—	—	—	—	—	47,234	60,922
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	164	165
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	13.324	16.142	14.465
Value at End of Year	—	—	—	—	—	—	—	—	13.324	16.142
No. of Units	—	—	—	—	—	—	—	—	739	806
International Small Company Trust - Series II Shares (units first credited 11-16-2009)
Contracts with no Optional Benefits
Value at Start of Year	17.684	22.495	17.660	17.105	16.305	17.797	14.322	12.206	14.810	12.265
Value at End of Year	21.336	17.684	22.495	17.660	17.105	16.305	17.797	14.322	12.206	14.810
Wealthmark No. of Units	22,739	35,125	36,791	43,340	42,764	44,274	50,346	55,273	56,711	70,661
NY Wealthmark No. of Units	172	173	175	176	190	206	213	216	1,115	2,365
Wealthmark Contracts with EER
Value at Start of Year	17.363	22.132	17.410	16.897	16.138	17.651	14.232	12.154	14.777	12.261
Value at End of Year	20.908	17.363	22.132	17.410	16.897	16.138	17.651	14.232	12.154	14.777
No. of Units	31	211	2,109	753	758	763	2,957	2,973	2,992	4,719
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	16.014	17.542	14.165	12.115	14.752	12.259
Value at End of Year	—	—	—	—	16.742	16.014	17.542	14.165	12.115	14.752
No. of Units	—	—	—	—	2,075	2,266	2,456	2,643	2,826	13,210
Investment Quality Bond Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	20.088	20.563	19.992	19.479	19.956	19.225	19.901	18.813	17.688	16.717
Value at End of Year	21.621	20.088	20.563	19.992	19.479	19.956	19.225	19.901	18.813	17.688
Wealthmark No. of Units	189,694	243,699	300,672	331,061	385,413	461,013	526,727	598,342	672,962	833,673
NY Wealthmark No. of Units	17,157	21,056	25,308	30,436	32,351	50,316	54,103	63,190	64,706	84,404
Wealthmark Contracts with EER
Value at Start of Year	19.430	19.930	19.415	18.954	19.458	18.783	19.482	18.454	17.385	16.464
Value at End of Year	20.871	19.430	19.930	19.415	18.954	19.458	18.783	19.482	18.454	17.385
No. of Units	27,078	27,064	34,089	36,956	40,104	46,755	55,648	72,916	80,685	101,448
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	18.951	19.468	18.993	18.570	19.092	18.458	19.174	18.189	17.161	16.276
Value at End of Year	20.326	18.951	19.468	18.993	18.570	19.092	18.458	19.174	18.189	17.161
No. of Units	231	201	220	195	185	185	10,537	9,220	8,853	10,060
Lifestyle Aggressive Portfolio (formerly Lifestyle Aggressive PS Series) - Series II Shares (units first credited 12-06-2013)
Contracts with no Optional Benefits
Value at Start of Year	12.500	12.500	12.500	12.500	12.500	—	—	—	—	—
Value at End of Year	18.623	12.500	12.500	12.500	12.500	—	—	—	—	—
NY Wealthmark No. of Units	1,793	—	—	—	—	—	—	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	12.500	12.500	12.500	12.500	12.500	—	—	—	—	—
Value at End of Year	12.500	12.500	12.500	12.500	12.500	—	—	—	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—
Lifestyle Balanced Portfolio (formerly Lifestyle Balanced PS Series) - Series II Shares (units first credited 12-06-2013)
Contracts with no Optional Benefits
Value at Start of Year	14.082	14.975	13.539	12.967	13.179	12.639	12.580	—	—	—
Value at End of Year	16.325	14.082	14.975	13.539	12.967	13.179	12.639	—	—	—
Wealthmark No. of Units	13,393	12,998	39,396	39,801	31,764	32,688	3,390	—	—	—
NY Wealthmark No. of Units	98,036	104,476	103,765	110,200	143,155	162,304	—	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	13.940	12.500	—	—	—	—	—	—	—	—
Value at End of Year	16.128	13.940	—	—	—	—	—	—	—	—
No. of Units	4,358	4,693	—	—	—	—	—	—	—	—

U- 11

Wealthmark ALL

	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	13.835	14.763	13.395	12.873	13.130	12.636	—	—	—	—
Value at End of Year	15.982	13.835	14.763	13.395	12.873	13.130	12.636	—	—	—
No. of Units	28,255	60,372	70,096	71,740	79,410	97,496	—	—	—	—
Lifestyle Conservative Portfolio (formerly Lifestyle conservative PS Series) - Series II Shares (units first credited 12-06-2013)
Contracts with no Optional Benefits
Value at Start of Year	13.378	13.868	13.175	12.825	13.010	12.516	—	—	—	—
Value at End of Year	14.804	13.378	13.868	13.175	12.825	13.010	12.516	—	—	—
NY Wealthmark No. of Units	5,361	5,388	6,297	6,327	6,357	7,208	—	—	—	—
Lifestyle Growth Portfolio (formerly Lifestyle Growth PS Series) - Series II Shares (units first credited 12-06-2013)
Contracts with no Optional Benefits
Value at Start of Year	14.552	15.753	13.783	13.061	13.278	12.717	—	—	—	—
Value at End of Year	17.392	14.552	15.753	13.783	13.061	13.278	12.717	—	—	—
Wealthmark No. of Units	555,411	624,145	703,038	178,884	119,446	184,801	—	—	—	—
NY Wealthmark No. of Units	129,463	145,523	155,022	112,266	160,304	199,078	—	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	14.405	15.625	13.699	13.007	13.250	12.715	—	—	—	—
Value at End of Year	17.183	14.405	15.625	13.699	13.007	13.250	12.715	—	—	—
No. of Units	34,793	35,847	43,640	3,765	1,178	1,186	—	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	14.296	15.530	13.636	12.966	13.228	12.714	—	—	—	—
Value at End of Year	17.027	14.296	15.530	13.636	12.966	13.228	12.714	—	—	—
No. of Units	7,087	7,875	15,156	15,810	22,374	26,053	—	—	—	—
Lifestyle Moderate Portfolio (formerly Lifestyle Moderate PS Series) - Series II Shares (units first credited 12-06-2013)
Contracts with no Optional Benefits
Value at Start of Year	13.854	14.602	13.427	12.933	13.130	12.607	—	—	—	—
Value at End of Year	15.809	13.854	14.602	13.427	12.933	13.130	12.607	—	—	—
Wealthmark No. of Units	7,838	8,139	8,533	8,913	—	5,728	—	—	—	—
NY Wealthmark No. of Units	38,281	39,013	39,792	42,879	44,682	49,544	—	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	13.714	14.483	13.345	12.500	—	—	—	—	—	—
Value at End of Year	15.618	13.714	14.483	13.345	—	—	—	—	—	—
No. of Units	—	—	—	1,814	—	—	—	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	13.611	14.395	13.284	12.840	13.081	12.604	—	—	—	—
Value at End of Year	15.476	13.611	14.395	13.284	12.840	13.081	12.604	—	—	—
No. of Units	26,086	46,033	52,874	60,315	70,444	78,330	—	—	—	—
Managed Volatility Aggressive Portfolio (formerly Lifestyle Aggressive MVP) - Series II Shares (units first credited 05-01-2006)
Contracts with no Optional Benefits
Value at Start of Year	16.188	17.964	14.863	14.826	16.004	16.023	12.851	11.194	12.169	10.627
Value at End of Year	19.255	16.188	17.964	14.863	14.826	16.004	16.023	12.851	11.194	12.169
Wealthmark No. of Units	10,600	10,810	13,840	16,512	16,412	26,296	22,041	25,292	28,782	53,949
NY Wealthmark No. of Units	867	—	—	—	—	—	—	1,780	490	—
Wealthmark Contracts with EER
Value at Start of Year	15.782	17.550	14.549	14.542	15.729	15.779	12.681	11.068	12.056	10.549
Value at End of Year	18.736	15.782	17.550	14.549	14.542	15.729	15.779	12.681	11.068	12.056
No. of Units	1,309	1,401	1,413	1,427	1,442	1,455	1,498	1,513	117	921
Managed Volatility Balanced Portfolio (formerly Lifestyle Balanced MVP) - Series II Shares (units first credited 05-01-2006)
Contracts with no Optional Benefits
Value at Start of Year	17.211	18.381	16.375	15.874	16.491	16.076	14.486	13.152	13.281	12.081
Value at End of Year	19.980	17.211	18.381	16.375	15.874	16.491	16.076	14.486	13.152	13.281
Wealthmark No. of Units	1,238,315	1,407,893	1,615,615	1,742,339	2,054,451	2,353,327	2,629,594	2,943,655	3,182,129	3,815,784
NY Wealthmark No. of Units	32,549	43,824	61,401	133,469	134,473	137,449	338,884	388,144	475,378	509,511
Wealthmark Contracts with EER
Value at Start of Year	16.780	17.956	16.029	15.570	16.208	15.831	14.294	13.004	13.158	11.992
Value at End of Year	19.441	16.780	17.956	16.029	15.570	16.208	15.831	14.294	13.004	13.158
No. of Units	125,386	131,568	165,794	187,000	208,070	220,610	239,844	256,148	272,625	325,379

U- 12

Wealthmark ALL

	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	16.464	17.645	15.775	15.345	15.998	15.650	14.152	12.894	13.066	11.927
Value at End of Year	19.046	16.464	17.645	15.775	15.345	15.998	15.650	14.152	12.894	13.066
No. of Units	26,395	31,368	33,019	45,791	48,110	50,014	131,986	158,383	168,685	197,796
Managed Volatility Conservative Portfolio (formerly Lifestyle Conservative MVP) - Series II Shares (units first credited 05-01-2006)
Contracts with no Optional Benefits
Value at Start of Year	17.484	18.167	17.111	16.634	16.895	16.342	15.983	14.972	14.592	13.593
Value at End of Year	19.513	17.484	18.167	17.111	16.634	16.895	16.342	15.983	14.972	14.592
Wealthmark No. of Units	133,433	144,057	175,205	196,182	351,870	214,750	306,069	413,450	342,745	384,414
NY Wealthmark No. of Units	40,006	2,427	2,767	3,110	3,463	25,601	38,154	58,258	43,014	46,495
Wealthmark Contracts with EER
Value at Start of Year	17.047	17.748	16.749	16.316	16.604	16.093	15.771	14.803	14.457	13.493
Value at End of Year	18.987	17.047	17.748	16.749	16.316	16.604	16.093	15.771	14.803	14.457
No. of Units	6,209	3,888	3,890	3,812	3,712	19,066	38,781	68,183	64,218	52,175
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	15.614	14.678	14.356	13.419
Value at End of Year	—	—	—	—	—	—	—	15.614	14.678	14.356
No. of Units	—	—	—	—	—	—	—	16,766	16,830	21,691
Managed Volatility Growth Portfolio (formerly Lifestyle Growth MVP) - Series II Shares (units first credited 05-01-2006)
Contracts with no Optional Benefits
Value at Start of Year	16.610	18.055	15.470	15.210	16.204	16.105	13.714	12.245	12.645	11.365
Value at End of Year	19.544	16.610	18.055	15.470	15.210	16.204	16.105	13.714	12.245	12.645
Wealthmark No. of Units	1,104,921	1,253,288	1,385,301	1,605,347	1,820,169	2,259,408	3,086,233	3,579,818	4,277,411	4,467,516
NY Wealthmark No. of Units	95,515	117,797	134,173	175,242	175,100	184,005	321,663	423,911	541,330	737,994
Wealthmark Contracts with EER
Value at Start of Year	16.195	17.639	15.143	14.918	15.926	15.859	13.532	12.107	12.528	11.282
Value at End of Year	19.016	16.195	17.639	15.143	14.918	15.926	15.859	13.532	12.107	12.528
No. of Units	87,579	93,016	191,087	208,455	231,724	263,458	302,197	287,767	303,871	304,366
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	15.889	17.333	14.903	14.704	15.720	15.678	13.397	12.004	12.440	11.220
Value at End of Year	18.630	15.889	17.333	14.903	14.704	15.720	15.678	13.397	12.004	12.440
No. of Units	24,465	35,685	43,017	69,759	89,184	107,564	154,458	219,300	303,612	323,830
Managed Volatility Moderate Portfolio (formerly Lifestyle Moderate MVP) - Series II Shares (units first credited 05-01-2006)
Contracts with no Optional Benefits
Value at Start of Year	17.945	18.983	17.241	16.632	17.058	16.525	15.238	13.986	13.886	12.756
Value at End of Year	20.602	17.945	18.983	17.241	16.632	17.058	16.525	15.238	13.986	13.886
Wealthmark No. of Units	476,511	577,093	426,852	476,246	486,234	569,283	672,278	883,740	955,461	1,048,666
NY Wealthmark No. of Units	8,181	50,036	50,774	14,773	14,958	17,802	63,726	93,466	116,649	112,870
Wealthmark Contracts with EER
Value at Start of Year	17.496	18.545	16.876	16.313	16.765	16.273	15.036	13.828	13.757	12.663
Value at End of Year	20.046	17.496	18.545	16.876	16.313	16.765	16.273	15.036	13.828	13.757
No. of Units	55,795	57,631	59,563	59,577	63,987	63,355	67,936	81,338	81,532	86,529
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	17.166	18.223	16.608	16.078	16.548	16.087	14.887	13.711	13.661	12.593
Value at End of Year	19.639	17.166	18.223	16.608	16.078	16.548	16.087	14.887	13.711	13.661
No. of Units	3,951	3,962	6,184	6,619	7,205	7,665	73,954	76,067	83,904	91,686
Mid Cap Index Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	35.046	40.232	35.320	29.868	31.163	28.961	22.123	19.128	19.887	16.030
Value at End of Year	43.348	35.046	40.232	35.320	29.868	31.163	28.961	22.123	19.128	19.887
Wealthmark No. of Units	186,493	217,918	288,999	288,279	329,581	386,524	504,158	692,208	811,222	917,641
NY Wealthmark No. of Units	30,482	38,985	39,520	41,880	46,661	54,505	75,689	87,035	106,465	116,899
Wealthmark Contracts with EER
Value at Start of Year	33.898	38.993	34.301	29.064	30.384	28.294	21.657	18.762	19.546	15.787
Value at End of Year	41.844	33.898	38.993	34.301	29.064	30.384	28.294	21.657	18.762	19.546
No. of Units	26,819	28,337	30,170	40,737	43,059	45,240	60,519	70,872	80,084	93,462
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	33.062	38.089	33.555	28.475	29.814	27.804	21.313	18.493	19.294	15.607
Value at End of Year	40.751	33.062	38.089	33.555	28.475	29.814	27.804	21.313	18.493	19.294
No. of Units	594	967	2,824	2,824	4,413	4,468	4,529	4,606	6,705	14,862

U- 13

Wealthmark ALL

	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10
Mid Cap Stock Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	41.683	43.010	34.005	34.345	33.897	31.881	23.684	19.687	22.034	18.195
Value at End of Year	55.182	41.683	43.010	34.005	34.345	33.897	31.881	23.684	19.687	22.034
Wealthmark No. of Units	26,308	30,773	37,151	40,876	54,613	57,033	69,687	75,246	91,216	67,965
NY Wealthmark No. of Units	—	971	976	981	2,702	2,718	2,311	2,358	1,166	386
Wealthmark Contracts with EER
Value at Start of Year	40.318	41.685	33.023	33.420	33.051	31.147	23.185	19.311	21.656	17.919
Value at End of Year	53.268	40.318	41.685	33.023	33.420	33.051	31.147	23.185	19.311	21.656
No. of Units	3,583	3,378	2,268	5,070	5,283	4,889	4,926	7,710	7,826	9,776
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	39.324	40.719	32.306	32.743	32.430	30.608	22.818	19.034	24.943	—
Value at End of Year	—	39.324	40.719	32.306	32.743	32.430	30.608	22.818	19.034	—
No. of Units	—	437	437	437	437	437	437	437	437	—
Mid Value Trust - Series II Shares (units first credited 01-00-1900)
Contracts with no Optional Benefits
Value at Start of Year	29.933	34.082	12.500	—	—	—	—	—	—	—
Value at End of Year	35.171	29.933	34.082	—	—	—	—	—	—	—
Wealthmark No. of Units	316	164	98	—	—	—	—	—	—	—
Money Market Trust - NAV Shares (units first credited 04-29-2016)
Contracts with no Optional Benefits
Value at Start of Year	12.324	12.303	12.396	12.500	—	—	—	—	—	—
Value at End of Year	12.394	12.324	12.303	12.396	—	—	—	—	—	—
Wealthmark No. of Units	220,191	242,081	295,551	364,111	—	—	—	—	—	—
NY Wealthmark No. of Units	13,907	29,895	31,199	35,000	—	—	—	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	12.258	12.262	12.380	12.500	—	—	—	—	—	—
Value at End of Year	12.303	12.258	12.262	12.380	—	—	—	—	—	—
No. of Units	39,269	38,147	52,531	56,464	—	—	—	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	12.209	12.231	12.367	12.500	—	—	—	—	—	—
Value at End of Year	12.236	12.209	12.231	12.367	—	—	—	—	—	—
No. of Units	16,054	17,282	18,334	19,527	—	—	—	—	—	—
Money Market Trust B (merged into Money Market Trust eff 04-29-2016) - NAV Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	11.734	11.899	12.067	12.235	12.403	12.567	12.737
Value at End of Year	—	—	—	—	11.734	11.899	12.067	12.235	12.403	12.567
Wealthmark No. of Units	—	—	—	—	560,774	650,073	813,515	1,252,385	1,358,597	1,264,489
NY Wealthmark No. of Units	—	—	—	—	43,204	47,854	80,930	102,923	90,196	111,408
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	11.532	11.718	11.907	12.097	12.288	12.475	12.670
Value at End of Year	—	—	—	—	11.532	11.718	11.907	12.097	12.288	12.475
No. of Units	—	—	—	—	65,204	85,640	92,067	181,147	168,021	232,180
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	11.383	11.584	11.788	11.995	12.202	12.406	12.619
Value at End of Year	—	—	—	—	11.383	11.584	11.788	11.995	12.202	12.406
No. of Units	—	—	—	—	32,402	36,231	41,955	46,081	50,006	116,926
Natural Resources Trust (merged into Global Trust eff 11-07-14) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	34.886	34.380	34.790	44.309	39.116
Value at End of Year	—	—	—	—	—	—	34.886	34.380	34.790	44.309
Wealthmark No. of Units	—	—	—	—	—	—	70,218	78,480	82,956	85,158
NY Wealthmark No. of Units	—	—	—	—	—	—	1,519	1,166	1,174	911
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	34.150	33.722	34.193	43.636	38.598
Value at End of Year	—	—	—	—	—	—	34.150	33.722	34.193	43.636
No. of Units	—	—	—	—	—	—	3,898	4,092	4,555	3,777

U- 14

Wealthmark ALL

	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	33.608	33.236	33.752	43.137	38.214
Value at End of Year	—	—	—	—	—	—	33.608	33.236	33.752	43.137
No. of Units	—	—	—	—	—	—	309	316	324	333
Opportunistic Fixed Income Trust (formerly Global Bond Trust) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	22.188	22.969	21.471	21.156	22.286	22.129	23.789	22.588	21.044	19.378
Value at End of Year	23.210	22.188	22.969	21.471	21.156	22.286	22.129	23.789	22.588	21.044
Wealthmark No. of Units	25,399	23,729	28,382	29,659	29,213	36,679	53,106	71,734	82,052	94,960
NY Wealthmark No. of Units	300	301	1,091	776	747	747	1,035	1,142	1,719	2,609
Wealthmark Contracts with EER
Value at Start of Year	21.461	22.261	20.851	20.587	21.729	21.619	23.288	22.157	20.683	19.085
Value at End of Year	22.405	21.461	22.261	20.851	20.587	21.729	21.619	23.288	22.157	20.683
No. of Units	2,972	2,460	3,021	5,173	5,375	6,945	8,107	6,446	6,538	7,987
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	20.932	21.745	20.398	20.170	21.321	21.245	22.919	21.839	20.417	18.867
Value at End of Year	21.820	20.932	21.745	20.398	20.170	21.321	21.245	22.919	21.839	20.417
No. of Units	146	234	240	246	252	259	436	447	3,480	3,597
Real Estate Securities Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	42.585	44.821	42.855	40.733	40.314	31.083	31.641	27.406	25.442	20.020
Value at End of Year	54.206	42.585	44.821	42.855	40.733	40.314	31.083	31.641	27.406	25.442
Wealthmark No. of Units	34,484	41,225	58,496	64,011	79,621	91,164	114,701	148,796	171,385	211,764
NY Wealthmark No. of Units	10,451	11,917	13,240	16,453	17,271	22,342	28,584	30,710	34,332	44,509
Wealthmark Contracts with EER
Value at Start of Year	41.190	43.441	41.618	39.637	39.307	30.367	30.974	26.883	25.006	19.716
Value at End of Year	52.326	41.190	43.441	41.618	39.637	39.307	30.367	30.974	26.883	25.006
No. of Units	3,965	4,068	5,062	5,973	7,149	7,226	8,017	8,451	11,136	15,905
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	40.175	42.433	40.714	38.834	38.568	29.841	30.483	26.497	24.683	19.491
Value at End of Year	—	40.175	42.433	40.714	38.834	38.568	29.841	30.483	26.497	24.683
No. of Units	—	34	37	33	32	33	484	430	456	903
Science & Technology Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	43.095	44.051	31.723	29.744	28.325	25.487	18.041	16.599	18.291	14.912
Value at End of Year	58.535	43.095	44.051	31.723	29.744	28.325	25.487	18.041	16.599	18.291
Wealthmark No. of Units	27,909	31,651	35,298	33,370	42,899	44,705	41,913	51,936	52,833	41,158
NY Wealthmark No. of Units	—	537	504	671	1,615	1,915	2,906	1,812	2,954	2,370
Wealthmark Contracts with EER
Value at Start of Year	41.684	42.694	30.807	28.944	27.617	24.900	17.661	16.282	17.978	14.686
Value at End of Year	56.505	41.684	42.694	30.807	28.944	27.617	24.900	17.661	16.282	17.978
No. of Units	5,349	4,956	4,994	3,688	3,731	3,578	4,127	11,176	13,903	13,921
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	17.746	14.519
Value at End of Year	—	—	—	—	—	—	—	—	16.048	17.746
No. of Units	—	—	—	—	—	—	—	—	7,687	7,687
Short Term Government Income Trust - Series II Shares (units first credited 05-03-2010)
Contracts with no Optional Benefits
Value at Start of Year	11.866	11.958	12.081	12.196	12.324	12.381	12.690	12.742	12.598	12.500
Value at End of Year	12.073	11.866	11.958	12.081	12.196	12.324	12.381	12.690	12.742	12.598
Wealthmark No. of Units	23,459	53,135	23,902	69,083	34,269	47,369	47,472	62,772	86,073	108,795
NY Wealthmark No. of Units	—	—	—	—	—	—	629	634	730	3,910
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	12.622	12.699	12.581	12.500
Value at End of Year	—	—	—	—	—	—	12.290	12.622	12.699	12.581
No. of Units	—	—	—	—	—	—	324	335	347	1,566
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	11.802	11.957	12.124	12.223	12.572	12.667	12.568	12.500
Value at End of Year	—	—	—	11.802	11.957	12.124	12.223	12.572	12.667	12.568
No. of Units	—	—	—	62	162	261	360	454	517	581

U- 15

Wealthmark ALL

	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10
Small Cap Index Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	29.991	34.388	30.541	25.659	27.331	26.547	19.460	17.040	18.121	14.573
Value at End of Year	36.901	29.991	34.388	30.541	25.659	27.331	26.547	19.460	17.040	18.121
Wealthmark No. of Units	217,060	253,342	293,920	328,108	380,399	451,871	597,344	865,764	1,009,472	1,168,995
NY Wealthmark No. of Units	34,204	38,419	41,455	44,786	49,884	75,929	98,802	112,599	124,442	135,675
Wealthmark Contracts with EER
Value at Start of Year	29.009	33.329	29.659	24.968	26.649	25.936	19.050	16.714	17.810	14.352
Value at End of Year	35.621	29.009	33.329	29.659	24.968	26.649	25.936	19.050	16.714	17.810
No. of Units	30,225	31,918	35,756	47,551	53,707	61,661	74,485	93,311	102,723	121,662
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	28.293	32.556	29.015	24.462	26.148	25.487	18.748	16.474	17.581	14.188
Value at End of Year	34.691	28.293	32.556	29.015	24.462	26.148	25.487	18.748	16.474	17.581
No. of Units	1,135	1,841	4,789	5,404	5,142	4,993	5,359	5,332	5,209	4,792
Small Cap Opportunities Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	33.308	39.289	35.936	30.561	32.741	32.510	23.561	20.491	21.494	16.852
Value at End of Year	41.140	33.308	39.289	35.936	30.561	32.741	32.510	23.561	20.491	21.494
Wealthmark No. of Units	16,558	13,287	26,675	25,127	24,684	27,391	28,419	21,444	28,914	24,332
NY Wealthmark No. of Units	124	125	126	127	149	173	184	188	199	1,663
Wealthmark Contracts with EER
Value at Start of Year	32.280	38.153	34.967	29.796	31.986	31.824	23.110	20.139	21.167	16.629
Value at End of Year	39.791	32.280	38.153	34.967	29.796	31.986	31.824	23.110	20.139	21.167
No. of Units	1,592	4,542	4,232	1,286	1,295	1,304	1,292	1,647	1,660	1,672
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	37.323	34.258	12.500	—	—	—	—	—	—
Value at End of Year	—	—	37.323	34.258	—	—	—	—	—	—
No. of Units	—	—	1,141	1,141	—	—	—	—	—	—
Small Cap Stock Trust (formerly Small Cap Growth Trust) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	30.979	33.227	26.683	26.492	29.541	27.909	19.683	17.166	18.720	15.598
Value at End of Year	42.078	30.979	33.227	26.683	26.492	29.541	27.909	19.683	17.166	18.720
Wealthmark No. of Units	26,711	27,933	31,712	33,382	41,674	41,322	52,167	51,948	57,376	73,777
NY Wealthmark No. of Units	—	—	270	294	2,764	2,757	3,148	3,113	3,457	1,290
Wealthmark Contracts with EER
Value at Start of Year	30.143	32.396	26.067	25.932	28.975	27.429	19.383	16.939	18.509	15.453
Value at End of Year	40.861	30.143	32.396	26.067	25.932	28.975	27.429	19.383	16.939	18.509
No. of Units	77	78	314	316	318	320	3,162	3,455	4,241	4,205
Small Cap Value Trust - Series II Shares (units first credited 11-09-2007)
Contracts with no Optional Benefits
Value at Start of Year	29.488	34.241	33.549	27.784	28.625	27.141	20.694	18.170	18.272	14.714
Value at End of Year	36.735	29.488	34.241	33.549	27.784	28.625	27.141	20.694	18.170	18.272
Wealthmark No. of Units	11,465	14,234	16,343	22,229	25,621	28,370	41,389	71,255	80,812	87,356
NY Wealthmark No. of Units	—	—	—	—	126	994	613	875	420	2,906
Wealthmark Contracts with EER
Value at Start of Year	28.693	33.384	32.775	27.197	28.077	26.674	20.379	17.929	18.066	14.577
Value at End of Year	35.673	28.693	33.384	32.775	27.197	28.077	26.674	20.379	17.929	18.066
No. of Units	222	224	478	3,866	4,029	487	1,374	1,570	1,658	2,396
Small Company Value Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	33.689	39.314	35.833	27.519	29.622	30.076	23.210	20.273	20.808	17.417
Value at End of Year	41.598	33.689	39.314	35.833	27.519	29.622	30.076	23.210	20.273	20.808
Wealthmark No. of Units	14,725	14,476	15,277	14,715	15,478	16,386	22,865	33,500	35,682	33,149
NY Wealthmark No. of Units	255	256	258	259	260	622	838	791	265	267
Wealthmark Contracts with EER
Value at Start of Year	32.586	38.103	34.799	26.778	28.882	29.384	22.722	19.886	20.451	17.152
Value at End of Year	40.156	32.586	38.103	34.799	26.778	28.882	29.384	22.722	19.886	20.451
No. of Units	636	3,578	3,597	1,337	656	661	698	754	763	34

U- 16

Wealthmark ALL

	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	37.220	34.042	12.500	—	—	—	—	—	—
Value at End of Year	—	—	37.220	34.042	—	—	—	—	—	—
No. of Units	—	—	1,196	1,196	—	—	—	—	—	—
Strategic Income Opportunities Trust - Series II Shares (units first credited 11-08-2010)
Contracts with no Optional Benefits
Value at Start of Year	21.777	23.319	22.442	21.678	21.763	21.051	20.605	18.557	18.469	12.500
Value at End of Year	23.783	21.777	23.319	22.442	21.678	21.763	21.051	20.605	18.557	18.469
Wealthmark No. of Units	11,228	8,203	8,261	11,872	13,978	34,052	40,215	41,927	37,680	37,652
NY Wealthmark No. of Units	—	—	—	—	—	—	481	3,274	4,942	4,766
Wealthmark Contracts with EER
Value at Start of Year	21.148	22.690	21.880	21.178	21.304	20.648	20.251	18.274	18.225	12.500
Value at End of Year	23.049	21.148	22.690	21.880	21.178	21.304	20.648	20.251	18.274	18.225
No. of Units	963	998	1,041	4,460	4,658	1,153	1,195	2,372	6,023	6,205
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	18.043	12.500
Value at End of Year	—	—	—	—	—	—	—	—	18.066	18.043
No. of Units	—	—	—	—	—	—	—	—	8,723	8,723
Total Bond Market Trust A (formerly Bond Index Trust A) (merged into Total Bond Market Trust B eff 11-02-2012) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	15.211	14.438	13.865
Value at End of Year	—	—	—	—	—	—	—	—	15.211	14.438
Wealthmark No. of Units	—	—	—	—	—	—	—	—	24,685	8,210
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	1,825	1,993
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	15.070	14.333	13.792
Value at End of Year	—	—	—	—	—	—	—	—	15.070	14.333
No. of Units	—	—	—	—	—	—	—	—	4,758	655
Total Bond Market Trust (formerly Total Bond Market Trust B) - Series II Shares (units first credited 11-02-2012)
Contracts with no Optional Benefits
Value at Start of Year	12.365	12.602	12.397	12.303	12.470	11.942	12.456	12.500	—	—
Value at End of Year	13.171	12.365	12.602	12.397	12.303	12.470	11.942	12.456	—	—
Wealthmark No. of Units	85,327	68,766	51,742	83,164	57,098	35,880	45,013	52,265	—	—
NY Wealthmark No. of Units	2,011	1,823	2,006	1,834	1,703	1,774	2,304	2,278	—	—
Wealthmark Contracts with EER
Value at Start of Year	12.213	12.473	12.295	12.226	12.416	11.914	12.452	12.500	—	—
Value at End of Year	12.984	12.213	12.473	12.295	12.226	12.416	11.914	12.452	—	—
No. of Units	1,112	1,112	425	428	430	433	734	738	—	—
Total Return Trust (merged into Core Bond Trust eff 04-27-2015) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	20.316	19.723	20.457	19.159	18.735	17.689
Value at End of Year	—	—	—	—	—	20.316	19.723	20.457	19.159	18.735
Wealthmark No. of Units	—	—	—	—	—	102,101	129,809	229,277	215,552	237,453
NY Wealthmark No. of Units	—	—	—	—	—	137	1,141	1,355	1,222	9,012
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	19.809	19.269	20.026	18.794	18.414	17.420
Value at End of Year	—	—	—	—	—	19.809	19.269	20.026	18.794	18.414
No. of Units	—	—	—	—	—	11,770	17,905	19,919	17,693	23,976
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	19.437	18.936	19.709	18.524	18.177	17.222
Value at End of Year	—	—	—	—	—	19.437	18.936	19.709	18.524	18.177
No. of Units	—	—	—	—	—	685	1,154	1,182	4,386	4,651
Total Stock Market Index Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	30.697	33.090	27.886	25.215	25.786	23.495	17.903	15.758	15.955	13.842
Value at End of Year	39.170	30.697	33.090	27.886	25.215	25.786	23.495	17.903	15.758	15.955
Wealthmark No. of Units	188,112	217,103	260,157	242,382	278,913	328,224	464,244	645,476	773,767	908,009
NY Wealthmark No. of Units	27,566	39,033	40,964	34,681	39,210	50,153	70,226	88,338	109,385	124,411
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Wealthmark ALL

	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10
Wealthmark Contracts with EER
Value at Start of Year	29.691	32.071	27.082	24.537	25.142	22.954	17.526	15.457	15.681	13.632
Value at End of Year	37.812	29.691	32.071	27.082	24.537	25.142	22.954	17.526	15.457	15.681
No. of Units	43,267	45,947	50,062	44,662	46,255	53,713	71,623	75,893	88,442	105,330
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	28.959	31.327	26.493	24.039	24.670	22.557	17.248	15.235	15.479	13.477
Value at End of Year	36.824	28.959	31.327	26.493	24.039	24.670	22.557	17.248	15.235	15.479
No. of Units	4,208	4,359	4,514	4,850	4,976	5,126	6,507	7,369	7,613	9,838
Ultra Short Term Bond Trust - Series II Shares (units first credited 08-02-2010)
Contracts with no Optional Benefits
Value at Start of Year	11.273	11.298	11.404	11.528	11.708	11.909	12.109	12.236	12.418	12.500
Value at End of Year	11.440	11.273	11.298	11.404	11.528	11.708	11.909	12.109	12.236	12.418
Wealthmark No. of Units	103,296	203,171	253,333	276,808	248,153	212,377	168,177	49,291	38,049	6,540
NY Wealthmark No. of Units	11,196	21,145	1,145	1,156	1,167	1,176	55,702	1,195	—	—
Wealthmark Contracts with EER
Value at Start of Year	11.084	11.131	11.259	11.403	11.605	11.828	12.051	12.201	12.500	—
Value at End of Year	11.226	11.084	11.131	11.259	11.403	11.605	11.828	12.051	12.201	—
No. of Units	9,727	3,406	30,009	3,030	2,965	44,677	3,020	157	5,104	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	11.768	12.580	—	—	—
Value at End of Year	—	—	—	—	—	11.528	11.768	—	—	—
No. of Units	—	—	—	—	—	1,052	1,058	—	—	—
Utilities Trust (merged into Equity Income Trust eff 11-01-2019) - Series II Shares (units first credited 10-21-2016)
Contracts with no Optional Benefits
Value at Start of Year	48.379	48.727	12.500	—	—	—	—	—	—	—
Value at End of Year	—	48.379	48.727	—	—	—	—	—	—	—
Wealthmark No. of Units	—	2,481	1,707	—	—	—	—	—	—	—
Value Trust (merged into Mid Cap Index Trust eff 10-27-2017) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	34.053	29.881	33.345	30.850	23.156	20.041	20.155	16.758
Value at End of Year	—	—	—	34.053	29.881	33.345	30.850	23.156	20.041	20.155
Wealthmark No. of Units	—	—	—	29,547	32,713	37,733	41,314	48,101	50,087	39,137
NY Wealthmark No. of Units	—	—	—	882	257	259	—	—	—	3,672
Wealthmark Contracts with EER
Value at Start of Year	—	—	33.070	29.077	32.512	30.140	22.668	19.658	19.809	16.504
Value at End of Year	—	—	—	33.070	29.077	32.512	30.140	22.668	19.658	19.809
No. of Units	—	—	—	3,132	4,024	888	537	585	591	582

U- 18

To obtain a free copy of the Wealthmark Variable Annuity Statement of Additional Information dated April 27, 2020, please contact our Annuities Service Center.